UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05962

Name of Registrant:	Vanguard Variable Insurance Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021—June 30, 2021

Item 1: Reports to Shareholders

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Balanced Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	31
Liquidity Risk Management	32

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Balanced Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,100.10	$1.04
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.80	1.00
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.20%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Balanced Portfolio
Portfolio Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	1.1%
Common Stocks	66.7
Corporate Bonds	22.3
Sovereign Bonds	0.4
Taxable Municipal Bonds	1.5
U.S. Government and Agency Obligations	8.0
The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
2

Balanced Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (65.4%)
Communication Services (9.0%)
*	Alphabet Inc. Class A	71,999	175,806
*	Facebook Inc. Class A	301,593	104,867
	Comcast Corp. Class A	659,517	37,606
			318,279
Consumer Discretionary (6.9%)
	McDonald's Corp.	318,638	73,602
*	Amazon.com Inc.	15,771	54,255
	Home Depot Inc.	156,708	49,973
	TJX Cos. Inc.	636,870	42,938
	Dollar General Corp.	98,156	21,240
	DR Horton Inc.	10,626	960
	Lennar Corp. Class A	9,300	924
			243,892
Consumer Staples (4.3%)
	Procter & Gamble Co.	372,015	50,196
	Sysco Corp.	540,086	41,992
	Nestle SA (Registered)	232,953	29,037
	Coca-Cola Co.	415,472	22,481
	Diageo plc	174,825	8,379
			152,085
Energy (1.7%)
	TOTAL SE	815,306	36,935
	Royal Dutch Shell plc Class A (XLON)	971,884	19,637
	Royal Dutch Shell plc Class A	77,515	1,554
			58,126
Financials (11.2%)
	Charles Schwab Corp.	1,147,895	83,578
	JPMorgan Chase & Co.	475,024	73,885
	Bank of America Corp.	1,151,364	47,471
	American Express Co.	236,815	39,129
	BlackRock Inc.	43,752	38,282
	Progressive Corp.	369,689	36,307
	Blackstone Group Inc.	227,707	22,119
	Morgan Stanley	201,738	18,497
	S&P Global Inc.	44,300	18,183
	Prudential plc	869,596	16,545
	Goldman Sachs Group Inc.	7,422	2,817
			396,813
Health Care (9.7%)
	UnitedHealth Group Inc.	116,616	46,698
	Pfizer Inc.	1,172,969	45,934
	HCA Healthcare Inc.	188,817	39,036
	Becton Dickinson and Co.	156,059	37,952
	Novartis AG (Registered)	378,139	34,496
	Anthem Inc.	77,130	29,448
[1]	AstraZeneca plc ADR	482,807	28,920
	Humana Inc.	57,355	25,392
	Abbott Laboratories	172,551	20,004
	Danaher Corp.	71,071	19,073
	Baxter International Inc.	213,501	17,187
			344,140
		Shares	Market Value• ($000)
Industrials (6.5%)
	Raytheon Technologies Corp.	364,996	31,138
	Deere & Co.	72,315	25,506
	Trane Technologies plc	137,571	25,332
	Union Pacific Corp.	114,667	25,219
	Northrop Grumman Corp.	68,872	25,030
	Johnson Controls International plc	342,107	23,479
	Fortive Corp.	248,499	17,330
	Lockheed Martin Corp.	33,788	12,784
	Vinci SA	112,296	12,004
	Schneider Electric SE	72,780	11,473
*	Airbus SE	83,372	10,743
	Illinois Tool Works Inc.	35,943	8,035
*	Didi Global Inc. ADR	108,100	1,529
			229,602
Information Technology (13.3%)
	Microsoft Corp.	614,161	166,376
	Apple Inc.	551,014	75,467
	Texas Instruments Inc.	260,699	50,132
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	317,577	38,160
	Global Payments Inc.	184,898	34,676
	Accenture plc Class A	64,378	18,978
	Lam Research Corp.	26,508	17,249
	KLA Corp.	46,716	15,146
	Cisco Systems Inc.	274,620	14,555
*	salesforce.com Inc.	58,796	14,362
	Fidelity National Information Services Inc.	94,196	13,345
	Marvell Technology Inc.	179,129	10,448
			468,894
Real Estate (0.9%)
	American Tower Corp.	88,730	23,970
	VICI Properties Inc.	237,782	7,376
			31,346
Utilities (1.9%)
	Exelon Corp.	757,254	33,554
	Duke Energy Corp.	336,459	33,215
			66,769
Total Common Stocks (Cost $1,518,938)			2,309,946

3

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.8%)
U.S. Government Securities (7.5%)
	U.S. Treasury Note/Bond	0.125%	10/31/22	7,250	7,248
	U.S. Treasury Note/Bond	0.125%	11/30/22	2,800	2,799
	U.S. Treasury Note/Bond	0.125%	2/28/23	5,000	4,995
	U.S. Treasury Note/Bond	0.125%	3/31/23	2,200	2,197
	U.S. Treasury Note/Bond	2.500%	3/31/23	7,915	8,230
	U.S. Treasury Note/Bond	0.125%	4/30/23	4,200	4,193
	U.S. Treasury Note/Bond	0.125%	5/15/23	3,005	2,999
	U.S. Treasury Note/Bond	2.625%	6/30/23	6,650	6,965
	U.S. Treasury Note/Bond	2.875%	10/31/23	5,600	5,932
	U.S. Treasury Note/Bond	2.625%	12/31/23	6,400	6,762
	U.S. Treasury Note/Bond	0.125%	1/15/24	3,530	3,509
	U.S. Treasury Note/Bond	0.125%	2/15/24	7,690	7,641
	U.S. Treasury Note/Bond	0.250%	3/15/24	6,750	6,724
	U.S. Treasury Note/Bond	0.375%	4/15/24	1,000	999
	U.S. Treasury Note/Bond	0.250%	5/15/24	5,930	5,898
	U.S. Treasury Note/Bond	0.250%	6/15/24	270	268
	U.S. Treasury Note/Bond	1.750%	6/30/24	12,675	13,164
	U.S. Treasury Note/Bond	1.500%	10/31/24	3,350	3,457
	U.S. Treasury Note/Bond	1.125%	2/28/25	6,395	6,511
	U.S. Treasury Note/Bond	0.250%	5/31/25	12,150	11,945
	U.S. Treasury Note/Bond	0.250%	7/31/25	5,655	5,547
	U.S. Treasury Note/Bond	0.250%	8/31/25	4,800	4,703
	U.S. Treasury Note/Bond	0.250%	10/31/25	22,365	21,865
	U.S. Treasury Note/Bond	0.375%	12/31/25	890	873
	U.S. Treasury Note/Bond	0.375%	1/31/26	17,775	17,419
	U.S. Treasury Note/Bond	0.500%	2/28/26	2,100	2,068
	U.S. Treasury Note/Bond	0.750%	3/31/26	6,760	6,729
	U.S. Treasury Note/Bond	0.750%	5/31/26	2,625	2,610
	U.S. Treasury Note/Bond	0.875%	6/30/26	7,000	6,997
	U.S. Treasury Note/Bond	0.875%	11/15/30	1,050	999
	U.S. Treasury Note/Bond	1.125%	2/15/31	13,750	13,350
	U.S. Treasury Note/Bond	2.250%	5/15/41	44,655	46,469
	U.S. Treasury Note/Bond	1.375%	8/15/50	5,605	4,724
[2]	U.S. Treasury Note/Bond	1.625%	11/15/50	3,795	3,408
	U.S. Treasury Note/Bond	1.875%	2/15/51	10,215	9,744
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Treasury Note/Bond	2.375%	5/15/51	3,730	3,982
					263,923
Conventional Mortgage-Backed Securities (0.0%)
[3,4]	Fannie Mae Pool	1.770%	1/1/36	560	559
[3,4]	Fannie Mae Pool	3.070%	2/1/25	500	536
[3,4]	Freddie Mac Gold Pool	4.000%	9/1/41	2	3
[3]	Ginnie Mae I Pool	7.000%	11/15/31 - 11/15/33	45	52
[3]	Ginnie Mae I Pool	8.000%	9/15/30	36	42
[3,4]	UMBS Pool	2.500%	4/1/37 - 4/1/38	1,047	1,090
					2,282
Nonconventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae REMICS	1.500%	8/25/41 - 6/25/42	472	475
[3,4]	Fannie Mae REMICS	1.700%	6/25/43	90	91
[3,4]	Fannie Mae REMICS	2.000%	6/25/44	62	63
[3,4]	Fannie Mae REMICS	3.000%	2/25/49 - 9/25/57	2,204	2,294
[3,4]	Fannie Mae REMICS	3.500%	4/25/31 - 12/25/58	4,603	4,924
[3,4]	Fannie Mae REMICS	4.000%	5/25/31 - 7/25/53	347	372
[3,4]	Freddie Mac REMICS	3.000%	12/15/39	33	34
[3,4]	Freddie Mac REMICS	3.500%	3/15/31	77	82
[3,4]	Freddie Mac REMICS	4.000%	12/15/30 - 4/15/31	1,514	1,627
[3]	Ginnie Mae	1.700%	10/20/45	134	136
[3]	Ginnie Mae	1.800%	5/20/41	92	92
					10,190
Total U.S. Government and Agency Obligations (Cost $275,161)					276,395
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
[3,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	370	364
[3,5]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	571	571
[3,5]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	1,100	1,107
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	221	222
[3,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	521	529
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	91	93
[3,5,6]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	337	341
[3,5,6]	Atlas Senior Loan Fund X Ltd. Class A Series 2018-10A, 3M USD LIBOR + 1.090%	1.274%	1/15/31	246	245
[3,5,6]	Bain Capital Credit CLO Ltd. Class A Series 2021-3A, 3M USD LIBOR + 1.160%	1.346%	7/24/34	420	418
[3,5,6]	Battalion CLO XX Ltd. Class B Series 2021-20A, 3M USD LIBOR + 1.750%	1.836%	7/15/34	535	534

4

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	BlueMountain CLO XXXI Ltd. Class A1 Series 2021-31A, 3M USD LIBOR + 1.150%	1.330%	4/19/34	1,000	996
[3,5]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	35	35
[3,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	694	693
[3,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	750	755
[3,5]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	240	240
[3,5]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	374	380
[3,5,6]	CIFC Funding 2021-III Ltd. Class B Series 2021-3A, 3M USD LIBOR + 1.700%	1.848%	7/15/36	400	400
[3,5,6]	CIFC Funding Ltd. Class A Series 2018-1A, 3M USD LIBOR + 1.000%	1.190%	4/18/31	500	500
[3,5,6]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	157	158
[3,5,6]	COLT Mortgage Loan Trust Class A1 Series 2020-1	2.488%	2/25/50	240	241
[3,5,6]	Columbia Cent CLO 27 Ltd. Class A1 Series 2018-27A, 3M USD LIBOR + 1.150%	1.326%	10/25/28	542	542
[3,5,6]	Columbia Cent CLO 30 Ltd. Class B Series 2020-30A, 3M USD LIBOR + 1.750%	1.974%	1/20/34	450	450
[3,5,6]	Columbia Cent CLO 31 Ltd. Class B Series 2021-31A, 3M USD LIBOR + 1.550%	1.697%	4/20/34	570	565
[3]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	480	490
[3,5]	DB Master Finance LLC Class A2I Series 2019-1A	3.787%	5/20/49	447	453
[3,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	398	420
[3,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	1,100	1,138
[3,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	895	937
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6,7,8]	Dryden Senior Loan Fund Class A1 Series 2021-87A,3M USD LIBOR + 1.100%	1.250%	5/20/34	1,090	1,090
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2018-3	3.380%	5/20/24	96	97
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-1	2.980%	10/20/24	249	251
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	507	514
[3,5]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	389	394
[3,5]	Enterprise Fleet Financing LLC Class A3 Series 2018-1	3.100%	10/20/23	208	210
[3,4,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	5.992%	10/25/28	161	169
[3,5,8]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/28	1,885	1,885
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	300	339
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	300	331
[3,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	298	293
[3,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	303	298
[3,5,6]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	0.773%	3/15/38	295	295
[3,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	313	313
[3,5,6]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.140%	4/19/30	930	930
[3,5,6]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	0.984%	1/15/28	1,589	1,589

5

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	209	210
[3,5,6]	Master Credit Card Trust II Class A Series 2018-1A, 1M USD LIBOR + 0.490%	0.583%	7/21/24	1,000	1,002
[3,5]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	1,005	1,005
[3,5,6,7,8]	Oaktree CLO Ltd. Class A1 Series 2021-1A, 3M USD LIBOR + 1.160%	1.289%	7/15/34	1,100	1,100
[3,5,6]	Octagon Investment Partners 51 Ltd. Class A Series 2021-1A, 3M USD LIBOR + 1.150%	1.323%	7/20/34	1,000	1,000
[3,5,6,7,8]	Octagon Investment Partners 54 Class A1 Series 2021-1A, 3M USD LIBOR + 1.120%	1.253%	7/15/34	1,100	1,100
[3,5,6,7,8]	OHA Credit Funding 3 Ltd. Class AR Series 2019-3A, 3M USD LIBOR + 1.140%	1.270%	7/2/35	1,480	1,480
[3,5]	OneMain Direct Auto Receivables Trust Class A Series 2018-1A	3.430%	12/16/24	300	301
[3,5]	OneMain Financial Issuance Trust Class A Series 2019-1A	3.480%	2/14/31	630	631
[3,5,6]	Regatta VI Funding Ltd. Class AR2 Series 2016-1A, 3M USD LIBOR + 1.160%	1.295%	4/20/34	700	698
[3,5,6]	RR 16 Ltd. Class A1 Series 2021-16A, 3M USD LIBOR + 1.110%	1.191%	7/15/36	775	772
[3,5,6]	RR 16 Ltd. Class A2 Series 2021-16A, 3M USD LIBOR + 1.650%	1.731%	7/15/36	755	752
[3,5]	Santander Retail Auto Lease Trust Class A3 Series 2019-B	2.300%	1/20/23	318	321
[3,4]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	1,158	1,249
[3,5]	Securitized Term Auto Receivables Trust Class A3 Series 2018-2A	3.325%	8/25/22	70	70
[3,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	700	745
[3,5]	SoFi Consumer Loan Program Trust Class A Series 2020-1	2.020%	1/25/29	202	203
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Springleaf Funding Trust Class A Series 2015-BA	3.480%	5/15/28	84	84
[3,5]	Start III Ltd. Class A Series 2019-2	3.536%	11/15/44	28	28
[3,5]	START Ireland Class A Series 2019-1	4.089%	3/15/44	351	351
[3,5,6]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.136%	7/14/26	615	615
[3,5,6]	Towd Point Mortgage Trust Class A1 Series 2016-3	2.250%	4/25/56	10	10
[3,5]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	319	330
[3,5]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	855	858
[3,5,6]	Venture 43 CLO Ltd. Class A1 Series 2021-43A, 3M USD LIBOR + 1.240%	1.434%	4/15/34	355	356
[3,5,6]	Voya CLO Ltd. Class AAR2 Series 2014-1A, 3M USD LIBOR + 0.990%	1.180%	4/18/31	511	511
[3,5,6]	Wellfleet CLO X LTD Class A2R Series 2019-XA, 3M USD LIBOR + 1.750%	1.924%	7/20/32	550	548
[3,5]	Westlake Automobile Receivables Trust Class A2 Series 2019-3A	2.150%	2/15/23	60	60
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,982)					39,205
Corporate Bonds (21.8%)
Communications (1.7%)
	America Movil SAB de CV	3.125%	7/16/22	1,880	1,931
	America Movil SAB de CV	3.625%	4/22/29	780	861
	America Movil SAB de CV	6.125%	3/30/40	390	553
	AT&T Inc.	2.750%	6/1/31	1,305	1,357
	AT&T Inc.	3.650%	6/1/51	162	169
[5]	AT&T Inc.	3.500%	9/15/53	895	898
	AT&T Inc.	3.850%	6/1/60	598	631
[5]	British Telecommunications plc	3.250%	11/8/29	905	962
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	215	220
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	215	207

6

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	110	135
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	94	112
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	127	146
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	530	527
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	415	446
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	505	496
	Comcast Corp.	3.600%	3/1/24	2,235	2,413
	Comcast Corp.	3.375%	2/15/25	70	76
	Comcast Corp.	4.250%	1/15/33	1,032	1,229
	Comcast Corp.	4.200%	8/15/34	730	863
	Comcast Corp.	5.650%	6/15/35	110	149
	Comcast Corp.	4.400%	8/15/35	877	1,056
	Comcast Corp.	6.500%	11/15/35	115	167
	Comcast Corp.	6.400%	5/15/38	27	40
	Comcast Corp.	4.600%	10/15/38	1,335	1,655
	Comcast Corp.	4.650%	7/15/42	1,290	1,630
	Comcast Corp.	4.500%	1/15/43	500	620
	Comcast Corp.	4.750%	3/1/44	876	1,122
	Comcast Corp.	4.600%	8/15/45	1,198	1,505
	Comcast Corp.	3.969%	11/1/47	252	294
	Comcast Corp.	4.000%	3/1/48	345	404
	Comcast Corp.	4.700%	10/15/48	1,175	1,523
	Comcast Corp.	3.999%	11/1/49	602	709
	Comcast Corp.	2.450%	8/15/52	1,380	1,246
	Comcast Corp.	4.049%	11/1/52	1,187	1,412
	Comcast Corp.	4.950%	10/15/58	20	28
	Comcast Corp.	2.650%	8/15/62	615	561
[5]	Cox Communications Inc.	3.150%	8/15/24	63	67
[5]	Cox Communications Inc.	2.600%	6/15/31	385	391
[5]	Cox Communications Inc.	4.800%	2/1/35	1,540	1,865
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	300	330
[5]	Deutsche Telekom International Finance BV	4.375%	6/21/28	671	780
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discovery Communications LLC	3.950%	3/20/28	430	479
	Discovery Communications LLC	4.125%	5/15/29	125	140
	Discovery Communications LLC	3.625%	5/15/30	145	158
	Discovery Communications LLC	4.650%	5/15/50	143	167
	Discovery Communications LLC	4.000%	9/15/55	497	526
	NBCUniversal Media LLC	4.450%	1/15/43	309	379
[5]	NTT Finance Corp.	1.162%	4/3/26	1,040	1,037
[5]	NTT Finance Corp.	2.065%	4/3/31	285	289
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	725	734
	Orange SA	9.000%	3/1/31	530	835
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	385	406
[5]	Sky Ltd.	3.750%	9/16/24	1,435	1,568
[3,5]	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	9/20/29	1,219	1,306
	Telefonica Emisiones SA	5.213%	3/8/47	490	613
	Telefonica Emisiones SA	5.520%	3/1/49	710	923
	Time Warner Entertainment Co. LP	8.375%	3/15/23	95	107
	T-Mobile USA Inc.	2.050%	2/15/28	900	912
	T-Mobile USA Inc.	3.875%	4/15/30	710	793
	T-Mobile USA Inc.	2.550%	2/15/31	145	147
	T-Mobile USA Inc.	2.250%	11/15/31	150	148
	T-Mobile USA Inc.	4.375%	4/15/40	485	568
	T-Mobile USA Inc.	4.500%	4/15/50	710	845
	T-Mobile USA Inc.	3.300%	2/15/51	580	578
	T-Mobile USA Inc.	3.600%	11/15/60	290	296
	Verizon Communications Inc.	4.329%	9/21/28	675	785
	Verizon Communications Inc.	4.812%	3/15/39	2,406	3,051
	Verizon Communications Inc.	4.750%	11/1/41	190	241
	Verizon Communications Inc.	4.862%	8/21/46	1,016	1,312
	Verizon Communications Inc.	5.012%	4/15/49	69	91
	Verizon Communications Inc.	4.672%	3/15/55	274	354
	Verizon Communications Inc.	2.987%	10/30/56	256	241
	ViacomCBS Inc.	3.700%	6/1/28	440	490
	Vodafone Group plc	5.000%	5/30/38	50	63
	Vodafone Group plc	5.250%	5/30/48	1,260	1,652
	Walt Disney Co.	3.000%	9/15/22	245	253
	Walt Disney Co.	2.000%	9/1/29	2,600	2,625
	Walt Disney Co.	2.650%	1/13/31	170	179

7

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.500%	5/13/40	1,490	1,660
	Walt Disney Co.	2.750%	9/1/49	560	552
	Walt Disney Co.	3.600%	1/13/51	805	912
	Walt Disney Co.	3.800%	5/13/60	485	570
					60,771
Consumer Discretionary (1.0%)
	Amazon.com Inc.	2.800%	8/22/24	345	367
	Amazon.com Inc.	4.800%	12/5/34	995	1,282
	Amazon.com Inc.	4.950%	12/5/44	580	787
	Amazon.com Inc.	4.250%	8/22/57	1,335	1,708
	American Honda Finance Corp.	2.000%	3/24/28	825	846
	AutoZone Inc.	3.700%	4/15/22	1,371	1,395
[5]	BMW U.S. Capital LLC	2.250%	9/15/23	2,500	2,589
[5]	BMW U.S. Capital LLC	0.800%	4/1/24	390	392
[5]	Daimler Finance North America LLC	3.250%	8/1/24	160	171
[3]	Duke University	2.832%	10/1/55	775	808
	Emory University	2.143%	9/1/30	765	782
[5]	ERAC USA Finance LLC	4.500%	8/16/21	325	327
[5]	ERAC USA Finance LLC	3.300%	10/15/22	40	41
[5]	ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,717
[5]	ERAC USA Finance LLC	5.625%	3/15/42	340	464
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,570	1,692
	Georgetown University	4.315%	4/1/49	150	188
	Georgetown University	2.943%	4/1/50	295	300
	Home Depot Inc.	3.900%	12/6/28	290	337
	Home Depot Inc.	3.300%	4/15/40	825	905
	Home Depot Inc.	4.400%	3/15/45	780	989
	Home Depot Inc.	4.500%	12/6/48	345	448
[5]	Hyundai Capital America	0.800%	4/3/23	2,415	2,417
[5]	Hyundai Capital America	0.875%	6/14/24	1,875	1,867
[5,6]	Hyundai Capital America, 3M USD LIBOR + 0.940%	1.137%	7/8/21	1,400	1,400
[3]	Johns Hopkins University	4.083%	7/1/53	200	258
[3]	Johns Hopkins University	2.813%	1/1/60	180	179
	Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,419
	Lowe's Cos. Inc.	6.500%	3/15/29	334	434
	McDonald's Corp.	2.625%	1/15/22	195	198
	McDonald's Corp.	3.250%	6/10/24	140	150
	McDonald's Corp.	4.875%	12/9/45	1,160	1,493
	McDonald's Corp.	3.625%	9/1/49	470	521
[3]	Northeastern University	2.894%	10/1/50	225	229
	Starbucks Corp.	4.500%	11/15/48	1,471	1,833
[3]	University of Chicago	2.761%	4/1/45	165	167
	VF Corp.	2.800%	4/23/27	595	635
	VF Corp.	2.950%	4/23/30	1,320	1,397
					33,132
Consumer Staples (1.0%)
	Altria Group Inc.	5.800%	2/14/39	770	949
	Altria Group Inc.	4.500%	5/2/43	245	264
	Altria Group Inc.	3.875%	9/16/46	625	620
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,290	1,582
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,940	2,454
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	566
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	395	483
	Archer-Daniels-Midland Co.	4.500%	3/15/49	970	1,292
	BAT Capital Corp.	3.557%	8/15/27	1,875	2,006
[5]	Cargill Inc.	6.875%	5/1/28	645	830
[5]	Cargill Inc.	2.125%	4/23/30	225	228
[5]	Cargill Inc.	4.760%	11/23/45	635	830
[5]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	560	603
[5]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	885	883
	Colgate Palmolive Co.	7.600%	5/19/25	480	598
	Conagra Brands Inc.	4.600%	11/1/25	220	250
	Conagra Brands Inc.	1.375%	11/1/27	345	337
	Conagra Brands Inc.	5.300%	11/1/38	300	382
	Constellation Brands Inc.	2.700%	5/9/22	65	66
	Constellation Brands Inc.	3.750%	5/1/50	105	116
[5]	Danone SA	2.947%	11/2/26	735	787
	Diageo Capital plc	2.625%	4/29/23	1,230	1,275
	Diageo Capital plc	2.375%	10/24/29	580	601
	Diageo Capital plc	2.000%	4/29/30	265	265
	Diageo Investment Corp.	2.875%	5/11/22	525	537
	Estee Lauder Cos. Inc.	2.375%	12/1/29	370	387
	Hormel Foods Corp.	1.700%	6/3/28	135	136
[5]	Imperial Brands Finance plc	3.750%	7/21/22	1,680	1,724
	Kroger Co.	3.850%	8/1/23	270	287
	Kroger Co.	4.000%	2/1/24	540	581
	McCormick & Co. Inc.	2.500%	4/15/30	135	139
	Molson Coors Beverage Co.	3.500%	5/1/22	690	708
	Molson Coors Beverage Co.	3.000%	7/15/26	1,800	1,930
	PepsiCo Inc.	2.375%	10/6/26	1,945	2,072
	PepsiCo Inc.	4.000%	3/5/42	845	1,027
	PepsiCo Inc.	3.450%	10/6/46	1,215	1,364
	Philip Morris International Inc.	2.500%	8/22/22	575	590
	Philip Morris International Inc.	2.625%	3/6/23	1,150	1,194
	Philip Morris International Inc.	3.600%	11/15/23	620	667
	Philip Morris International Inc.	3.375%	8/11/25	424	463
	Philip Morris International Inc.	4.875%	11/15/43	145	181
[5]	Sigma Alimentos SA de CV	4.125%	5/2/26	510	555
	Walmart Inc.	3.550%	6/26/25	1,605	1,770

8

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.625%	12/15/47	380	446
					35,025
Energy (1.1%)
[5]	BG Energy Capital plc	4.000%	10/15/21	555	561
	BP Capital Markets America Inc.	3.245%	5/6/22	650	666
	BP Capital Markets America Inc.	1.749%	8/10/30	345	337
	BP Capital Markets America Inc.	2.772%	11/10/50	470	437
	BP Capital Markets America Inc.	2.939%	6/4/51	925	887
	BP Capital Markets plc	2.500%	11/6/22	500	514
	BP Capital Markets plc	3.994%	9/26/23	420	453
	BP Capital Markets plc	3.814%	2/10/24	1,700	1,839
	BP Capital Markets plc	3.506%	3/17/25	1,280	1,401
	Chevron Corp.	3.191%	6/24/23	525	551
	Cimarex Energy Co.	4.375%	6/1/24	927	1,009
	ConocoPhillips Co.	4.950%	3/15/26	115	133
	Energy Transfer LP	5.250%	4/15/29	1,375	1,624
	Energy Transfer Operating LP	5.300%	4/15/47	155	181
	Enterprise Products Operating LLC	4.250%	2/15/48	730	840
	Enterprise Products Operating LLC	3.700%	1/31/51	170	183
	Equinor ASA	2.750%	11/10/21	850	858
	Equinor ASA	2.450%	1/17/23	382	394
	Equinor ASA	2.650%	1/15/24	360	378
	Equinor ASA	3.700%	3/1/24	640	692
	Equinor ASA	3.250%	11/10/24	655	709
	Equinor ASA	2.875%	4/6/25	140	150
	Equinor ASA	3.125%	4/6/30	2,350	2,560
	Equinor ASA	2.375%	5/22/30	335	345
	Exxon Mobil Corp.	2.726%	3/1/23	320	331
	Exxon Mobil Corp.	3.043%	3/1/26	225	244
	Exxon Mobil Corp.	2.275%	8/16/26	1,070	1,129
	Exxon Mobil Corp.	2.440%	8/16/29	735	769
	Exxon Mobil Corp.	2.610%	10/15/30	1,055	1,113
	Exxon Mobil Corp.	4.114%	3/1/46	320	378
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	1,450	1,426
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	725	718
[5]	Qatar Petroleum	2.250%	7/12/31	710	702
[5]	Qatar Petroleum	3.125%	7/12/41	675	672
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	630	682
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	807	901
[5]	Schlumberger Investment SA	2.400%	8/1/22	630	640
	Schlumberger Investment SA	3.650%	12/1/23	1,120	1,196
	Shell International Finance BV	4.125%	5/11/35	1,130	1,342
	Shell International Finance BV	5.500%	3/25/40	345	480
	Shell International Finance BV	4.375%	5/11/45	2,500	3,066
[5]	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	1,250	1,337
	Suncor Energy Inc.	5.950%	12/1/34	500	661
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	90	104
	Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20	24
	Total Capital International SA	2.700%	1/25/23	885	917
	Total Capital International SA	3.750%	4/10/24	1,400	1,521
	TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,443
	TransCanada PipeLines Ltd.	4.100%	4/15/30	415	476
					39,974
Financials (8.3%)
[5]	AIA Group Ltd.	3.600%	4/9/29	1,475	1,636
[5]	AIA Group Ltd.	3.375%	4/7/30	370	406
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,527
	American International Group Inc.	3.750%	7/10/25	275	303
	American International Group Inc.	4.250%	3/15/29	1,040	1,200
	American International Group Inc.	4.700%	7/10/35	75	91
	American International Group Inc.	6.250%	5/1/36	245	342
	American International Group Inc.	4.500%	7/16/44	375	455
	American International Group Inc.	4.800%	7/10/45	220	276
	American International Group Inc.	4.750%	4/1/48	135	171
	American International Group Inc.	4.375%	6/30/50	290	353
	American International Group Inc.	4.375%	1/15/55	145	176
[5]	Athene Global Funding	1.000%	4/16/24	685	687
[5]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	685	665
	Banco Santander SA	3.125%	2/23/23	800	833
	Banco Santander SA	3.848%	4/12/23	400	423
	Banco Santander SA	1.849%	3/25/26	1,200	1,214
	Banco Santander SA	2.749%	12/3/30	400	396
	Bank of America Corp.	3.300%	1/11/23	120	125
	Bank of America Corp.	2.816%	7/21/23	1,645	1,686
	Bank of America Corp.	4.000%	1/22/25	875	960
	Bank of America Corp.	3.559%	4/23/27	2,450	2,682
	Bank of America Corp.	3.593%	7/21/28	1,025	1,127
	Bank of America Corp.	3.419%	12/20/28	512	558
	Bank of America Corp.	4.271%	7/23/29	4,780	5,493
	Bank of America Corp.	3.974%	2/7/30	1,895	2,149

9

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.194%	7/23/30	1,055	1,136
	Bank of America Corp.	2.496%	2/13/31	1,495	1,529
	Bank of America Corp.	2.687%	4/22/32	955	984
	Bank of America Corp.	5.875%	2/7/42	260	374
	Bank of America Corp.	5.000%	1/21/44	1,000	1,332
	Bank of America Corp.	4.330%	3/15/50	2,235	2,755
[5]	Bank of Montreal	2.500%	1/11/22	1,700	1,720
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	477
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	774
[6]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	1.236%	10/30/23	1,145	1,159
	Bank of Nova Scotia	2.800%	7/21/21	750	751
	Bank of Nova Scotia	2.700%	8/3/26	1,825	1,949
	Barclays plc	3.932%	5/7/25	1,565	1,689
	Barclays plc	2.667%	3/10/32	1,270	1,279
[6]	Barclays plc, 3M USD LIBOR + 1.380%	1.536%	5/16/24	1,005	1,024
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	782
[5]	BNP Paribas SA	2.950%	5/23/22	200	205
	BNP Paribas SA	3.250%	3/3/23	190	199
[5]	BNP Paribas SA	3.800%	1/10/24	585	628
[5]	BNP Paribas SA	3.375%	1/9/25	1,775	1,907
[5]	BNP Paribas SA	2.819%	11/19/25	1,335	1,404
[5]	BNP Paribas SA	1.323%	1/13/27	585	578
[5]	BNP Paribas SA	3.500%	11/16/27	2,050	2,231
[5]	BNP Paribas SA	2.871%	4/19/32	845	867
[5]	BPCE SA	5.700%	10/22/23	270	299
	BPCE SA	4.000%	4/15/24	775	845
[5]	BPCE SA	5.150%	7/21/24	1,260	1,405
[5]	BPCE SA	3.500%	10/23/27	1,780	1,934
[5]	BPCE SA	2.700%	10/1/29	1,450	1,515
[5]	Brighthouse Financial Global Funding	1.000%	4/12/24	65	65
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	525	529
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	520	520
	Canadian Imperial Bank of Commerce	1.150%	7/8/26	1,005	1,004
[6]	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	0.838%	6/16/22	1,565	1,575
	Capital One Financial Corp.	4.750%	7/15/21	400	401
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,411
	Capital One Financial Corp.	3.200%	2/5/25	760	817
	Charles Schwab Corp.	0.750%	3/18/24	1,350	1,358
	Charles Schwab Corp.	3.200%	3/2/27	545	597
	Charles Schwab Corp.	2.000%	3/20/28	1,100	1,129
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	598
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	1,012
	Citigroup Inc.	4.500%	1/14/22	1,975	2,020
	Citigroup Inc.	0.981%	5/1/25	1,190	1,193
	Citigroup Inc.	1.462%	6/9/27	1,325	1,319
	Citigroup Inc.	3.520%	10/27/28	1,975	2,163
	Citigroup Inc.	6.625%	6/15/32	2,000	2,721
	Citigroup Inc.	3.878%	1/24/39	1,025	1,176
	Comerica Bank	2.500%	7/23/24	790	832
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	2,285	2,280
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	1,365	1,346
[5]	Credit Agricole SA	3.750%	4/24/23	1,160	1,228
[5]	Credit Agricole SA	3.250%	10/4/24	2,390	2,561
	Credit Suisse AG	3.000%	10/29/21	735	742
	Credit Suisse AG	3.625%	9/9/24	250	271
[5]	Credit Suisse Group AG	3.574%	1/9/23	550	559
[5]	Credit Suisse Group AG	4.207%	6/12/24	340	362
	Credit Suisse Group AG	3.750%	3/26/25	3,470	3,764
[5]	Credit Suisse Group AG	2.593%	9/11/25	520	541
[5]	Credit Suisse Group AG	3.869%	1/12/29	305	336
[5]	Credit Suisse Group AG	3.091%	5/14/32	945	974
[5,6]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	1.359%	6/12/24	690	699
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,388
[5]	Danske Bank A/S	2.000%	9/8/21	1,120	1,123
[5]	Danske Bank A/S	5.000%	1/12/22	610	624
[5]	Danske Bank A/S	3.875%	9/12/23	1,220	1,299
[5]	Danske Bank A/S	5.375%	1/12/24	795	882
[5]	Danske Bank A/S	1.621%	9/11/26	855	855
	Deutsche Bank AG	4.250%	10/14/21	815	824
[5]	DNB Bank ASA	1.535%	5/25/27	960	961
[5]	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,337
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	370	374
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	535	526
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	870	864
	Fifth Third Bancorp	2.550%	5/5/27	425	449
	Fifth Third Bank NA	3.850%	3/15/26	830	921
[5]	Five Corners Funding Trust	4.419%	11/15/23	210	229
[5]	GA Global Funding Trust	1.000%	4/8/24	750	752
	Goldman Sachs Group Inc.	5.250%	7/27/21	865	868
	Goldman Sachs Group Inc.	5.750%	1/24/22	360	371
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,795	1,809
	Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,078
	Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,289
	Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,174

10

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.850%	1/26/27	740	816
	Goldman Sachs Group Inc.	1.431%	3/9/27	2,190	2,184
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,165	1,161
	Goldman Sachs Group Inc.	3.691%	6/5/28	810	895
	Goldman Sachs Group Inc.	3.814%	4/23/29	3,065	3,427
	Goldman Sachs Group Inc.	4.223%	5/1/29	2,630	3,003
	Goldman Sachs Group Inc.	2.615%	4/22/32	1,130	1,156
	Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,216
[5]	Guardian Life Global Funding	1.250%	5/13/26	205	205
	HSBC Holdings plc	3.600%	5/25/23	1,600	1,694
	HSBC Holdings plc	0.976%	5/24/25	300	300
	HSBC Holdings plc	1.589%	5/24/27	805	806
	HSBC Holdings plc	4.041%	3/13/28	890	987
	HSBC Holdings plc	4.583%	6/19/29	1,675	1,936
	HSBC Holdings plc	2.357%	8/18/31	1,625	1,626
	HSBC Holdings plc	2.804%	5/24/32	1,555	1,596
	HSBC Holdings plc	6.500%	5/2/36	1,000	1,378
	HSBC Holdings plc	6.100%	1/14/42	375	546
	HSBC Holdings plc	5.250%	3/14/44	440	571
[6]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.155%	5/18/24	730	739
	HSBC USA Inc.	3.500%	6/23/24	620	672
	ING Groep NV	3.150%	3/29/22	365	372
	ING Groep NV	3.950%	3/29/27	2,695	3,026
	ING Groep NV	1.726%	4/1/27	500	504
	Intercontinental Exchange Inc.	2.650%	9/15/40	170	163
	Intercontinental Exchange Inc.	3.000%	6/15/50	465	458
	Intercontinental Exchange Inc.	3.000%	9/15/60	850	819
[5]	JAB Holdings BV	2.200%	11/23/30	290	282
[5]	JAB Holdings BV	3.750%	5/28/51	500	534
	JPMorgan Chase & Co.	3.375%	5/1/23	875	921
	JPMorgan Chase & Co.	3.875%	2/1/24	800	867
	JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,510
	JPMorgan Chase & Co.	4.125%	12/15/26	765	866
	JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,617
	JPMorgan Chase & Co.	2.069%	6/1/29	740	746
	JPMorgan Chase & Co.	4.452%	12/5/29	2,100	2,455
	JPMorgan Chase & Co.	3.702%	5/6/30	2,525	2,824
	JPMorgan Chase & Co.	3.109%	4/22/41	835	865
	JPMorgan Chase & Co.	5.400%	1/6/42	750	1,031
	JPMorgan Chase & Co.	3.964%	11/15/48	6,150	7,206
	JPMorgan Chase & Co.	3.109%	4/22/51	845	876
[5]	Liberty Mutual Group Inc.	4.250%	6/15/23	80	86
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	280	327
	Loews Corp.	2.625%	5/15/23	440	456
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	LSEGA Financing plc	1.375%	4/6/26	1,555	1,558
[5]	LSEGA Financing plc	2.000%	4/6/28	630	637
[5]	LSEGA Financing plc	2.500%	4/6/31	1,110	1,136
[5]	Macquarie Group Ltd.	4.150%	3/27/24	1,375	1,456
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	733
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	675	792
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	305	417
[3,5]	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,203
	MetLife Inc.	3.600%	4/10/24	580	627
	MetLife Inc.	4.125%	8/13/42	145	173
	MetLife Inc.	4.875%	11/13/43	530	699
[5]	Metropolitan Life Global Funding I	3.450%	10/9/21	810	817
[5]	Metropolitan Life Global Funding I	2.650%	4/8/22	340	346
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	640	710
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,263
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,940	1,986
	Morgan Stanley	2.625%	11/17/21	800	807
	Morgan Stanley	2.750%	5/19/22	1,710	1,748
	Morgan Stanley	3.700%	10/23/24	750	818
	Morgan Stanley	2.720%	7/22/25	1,750	1,842
	Morgan Stanley	3.125%	7/27/26	1,345	1,456
	Morgan Stanley	6.250%	8/9/26	3,000	3,710
	Morgan Stanley	3.625%	1/20/27	1,250	1,387
	Morgan Stanley	3.772%	1/24/29	3,910	4,391
	Morgan Stanley	2.699%	1/22/31	1,105	1,157
	Morgan Stanley	4.300%	1/27/45	850	1,054
[5]	National Australia Bank Ltd.	2.332%	8/21/30	2,140	2,077
[5]	National Australia Bank Ltd.	2.990%	5/21/31	1,340	1,361
[5]	Nationwide Building Society	3.622%	4/26/23	680	697
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	1,430	1,578
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	1,520	1,701
	Natwest Group plc	1.642%	6/14/27	870	870
[5]	NatWest Markets plc	0.800%	8/12/24	670	667
[5]	NBK SPC Ltd.	2.750%	5/30/22	1,530	1,558
[5]	New York Life Global Funding	2.900%	1/17/24	810	857
[5]	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,752
[5]	New York Life Insurance Co.	3.750%	5/15/50	345	388
[5]	New York Life Insurance Co.	4.450%	5/15/69	435	541
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	749
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	270	295
[5]	Pacific Life Global Funding II	1.375%	4/14/26	795	797
	PNC Bank NA	3.300%	10/30/24	460	499
	PNC Bank NA	2.950%	2/23/25	1,105	1,186
	PNC Bank NA	4.200%	11/1/25	255	289
	PNC Bank NA	3.100%	10/25/27	1,165	1,276

11

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PNC Bank NA	3.250%	1/22/28	1,675	1,849
	PNC Financial Services Group Inc.	3.900%	4/29/24	580	630
	PNC Financial Services Group Inc.	2.550%	1/22/30	1,625	1,711
[5]	Principal Life Global Funding II	2.500%	9/16/29	1,000	1,042
	Prudential plc	3.125%	4/14/30	645	695
	Royal Bank of Canada	2.750%	2/1/22	1,195	1,213
	Santander Holdings USA Inc.	3.700%	3/28/22	915	934
	Santander Holdings USA Inc.	3.400%	1/18/23	605	630
[5]	Societe Generale SA	3.250%	1/12/22	1,015	1,031
[5]	Standard Chartered plc	2.744%	9/10/22	2,030	2,038
[5]	Standard Chartered plc	1.214%	3/23/25	285	286
	State Street Corp.	2.653%	5/15/23	840	857
[5]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	2,000	2,004
	Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,053
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	1,875	1,869
[5]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	875	1,128
[5]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	1,145	1,368
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,164
[5]	Temasek Financial I Ltd.	3.625%	8/1/28	1,025	1,162
[5]	Temasek Financial I Ltd.	2.250%	4/6/51	1,150	1,108
[5]	Temasek Financial I Ltd.	2.500%	10/6/70	670	650
[5]	Toronto-Dominion Bank	2.500%	1/18/23	2,100	2,126
	Truist Bank	2.625%	1/15/22	460	465
	Truist Bank	3.300%	5/15/26	340	373
	Truist Financial Corp.	3.200%	9/3/21	665	667
	Truist Financial Corp.	2.750%	4/1/22	1,700	1,729
	Truist Financial Corp.	3.700%	6/5/25	1,385	1,526
	Truist Financial Corp.	1.950%	6/5/30	795	796
	U.S. Bancorp	3.700%	1/30/24	1,560	1,681
[5]	UBS AG	1.250%	6/1/26	985	983
[5]	UBS Group AG	2.650%	2/1/22	1,250	1,267
[5]	UBS Group AG	3.126%	8/13/30	555	595
[5]	UBS Group AG	2.095%	2/11/32	720	704
[5]	UniCredit SPA	1.982%	6/3/27	1,015	1,011
[5]	UniCredit SPA	3.127%	6/3/32	1,200	1,206
	Wachovia Corp.	7.500%	4/15/35	1,000	1,492
	Wells Fargo & Co.	3.500%	3/8/22	107	109
	Wells Fargo & Co.	3.450%	2/13/23	735	770
	Wells Fargo & Co.	4.480%	1/16/24	1,199	1,312
	Wells Fargo & Co.	3.750%	1/24/24	1,560	1,678
	Wells Fargo & Co.	3.000%	2/19/25	890	953
	Wells Fargo & Co.	0.805%	5/19/25	430	429
	Wells Fargo & Co.	3.550%	9/29/25	860	946
	Wells Fargo & Co.	3.000%	4/22/26	1,045	1,124
	Wells Fargo & Co.	4.100%	6/3/26	340	382
	Wells Fargo & Co.	3.000%	10/23/26	170	183
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.196%	6/17/27	1,705	1,842
	Wells Fargo & Co.	2.879%	10/30/30	435	461
	Wells Fargo & Co.	2.572%	2/11/31	2,235	2,314
	Wells Fargo & Co.	5.606%	1/15/44	2,276	3,113
	Wells Fargo & Co.	4.900%	11/17/45	515	659
	Wells Fargo & Co.	4.750%	12/7/46	2,070	2,616
					291,485
Health Care (2.5%)
	AbbVie Inc.	3.450%	3/15/22	450	458
	AbbVie Inc.	3.800%	3/15/25	575	629
	AbbVie Inc.	4.050%	11/21/39	590	685
	AbbVie Inc.	4.850%	6/15/44	450	572
	AbbVie Inc.	4.450%	5/14/46	1,010	1,223
	AbbVie Inc.	4.250%	11/21/49	565	677
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	360	365
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	540	557
	Aetna Inc.	2.800%	6/15/23	680	708
[5]	Alcon Finance Corp.	2.750%	9/23/26	200	212
[5]	Alcon Finance Corp.	2.600%	5/27/30	200	204
[5]	Alcon Finance Corp.	3.800%	9/23/49	800	889
	AmerisourceBergen Corp.	0.737%	3/15/23	845	847
	Amgen Inc.	2.300%	2/25/31	1,575	1,595
	Amgen Inc.	3.150%	2/21/40	1,075	1,118
	Amgen Inc.	5.150%	11/15/41	311	409
	Amgen Inc.	2.770%	9/1/53	430	409
	Anthem Inc.	3.300%	1/15/23	1,100	1,148
	Anthem Inc.	3.650%	12/1/27	750	839
	Anthem Inc.	4.101%	3/1/28	1,140	1,305
	Anthem Inc.	2.550%	3/15/31	1,100	1,135
	Anthem Inc.	4.650%	8/15/44	92	115
	Ascension Health	2.532%	11/15/29	1,405	1,482
[3]	Ascension Health	4.847%	11/15/53	50	70
	AstraZeneca plc	4.000%	1/17/29	2,345	2,695
	AstraZeneca plc	6.450%	9/15/37	615	917
[5]	Bayer U.S. Finance II LLC	4.250%	12/15/25	1,100	1,226
[5]	Bayer U.S. Finance LLC	3.000%	10/8/21	1,980	1,994
[5]	Bayer U.S. Finance LLC	3.375%	10/8/24	815	875
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	590	649
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	330	328
	Boston Scientific Corp.	4.000%	3/1/29	195	222
	Bristol-Myers Squibb Co.	2.750%	2/15/23	138	143
	Bristol-Myers Squibb Co.	3.250%	2/20/23	230	240
	Bristol-Myers Squibb Co.	3.400%	7/26/29	885	991
	Bristol-Myers Squibb Co.	4.125%	6/15/39	505	611
	Bristol-Myers Squibb Co.	4.550%	2/20/48	217	283
	Bristol-Myers Squibb Co.	4.250%	10/26/49	1,473	1,860
	Bristol-Myers Squibb Co.	2.550%	11/13/50	465	445
	Children's Hospital Corp.	2.585%	2/1/50	160	152
	Cigna Corp.	3.250%	4/15/25	880	948
	Cigna Corp.	4.375%	10/15/28	515	599
	CommonSpirit Health	2.950%	11/1/22	535	552
	CommonSpirit Health	4.200%	8/1/23	535	573

12

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CommonSpirit Health	2.760%	10/1/24	860	905
	CommonSpirit Health	3.347%	10/1/29	915	992
	CommonSpirit Health	2.782%	10/1/30	465	484
[3]	CommonSpirit Health	4.350%	11/1/42	536	626
	CommonSpirit Health	4.187%	10/1/49	1,190	1,367
	Cottage Health Obligated Group	3.304%	11/1/49	295	320
	CVS Health Corp.	2.750%	12/1/22	965	992
	CVS Health Corp.	4.300%	3/25/28	110	126
	CVS Health Corp.	4.875%	7/20/35	315	384
	CVS Health Corp.	4.125%	4/1/40	430	499
	CVS Health Corp.	5.125%	7/20/45	855	1,110
	Dignity Health	3.812%	11/1/24	560	612
[5]	EMD Finance LLC	2.950%	3/19/22	605	614
	Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,085
	Gilead Sciences Inc.	3.500%	2/1/25	560	607
	Gilead Sciences Inc.	4.500%	2/1/45	105	128
	Gilead Sciences Inc.	2.800%	10/1/50	1,235	1,186
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	401
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,696
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	365	367
	Kaiser Foundation Hospitals	3.150%	5/1/27	380	416
	Kaiser Foundation Hospitals	2.810%	6/1/41	1,130	1,155
	Kaiser Foundation Hospitals	4.875%	4/1/42	365	491
	Kaiser Foundation Hospitals	3.002%	6/1/51	1,105	1,140
	Mass General Brigham Inc.	3.192%	7/1/49	935	987
	Mass General Brigham Inc.	3.342%	7/1/60	955	1,050
	Medtronic Inc.	3.500%	3/15/25	396	435
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	590	603
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	310	392
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	280	357
	Merck & Co. Inc.	2.750%	2/10/25	1,210	1,289
	Merck & Co. Inc.	3.400%	3/7/29	1,470	1,648
	Merck & Co. Inc.	4.150%	5/18/43	760	938
	Merck & Co. Inc.	4.000%	3/7/49	1,915	2,342
	Mercy Health	4.302%	7/1/28	570	670
	Novartis Capital Corp.	3.400%	5/6/24	415	448
	Novartis Capital Corp.	4.400%	5/6/44	640	820
	Pfizer Inc.	3.000%	12/15/26	725	796
	Pfizer Inc.	3.450%	3/15/29	2,165	2,436
	Pfizer Inc.	4.100%	9/15/38	1,505	1,830
	Pfizer Inc.	2.550%	5/28/40	275	276
	Pfizer Inc.	2.700%	5/28/50	305	304
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	390	416
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	985	1,033
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	325	377
[5]	Roche Holdings Inc.	2.375%	1/28/27	1,650	1,738
[5]	Royalty Pharma plc	3.300%	9/2/40	425	427
[5]	Royalty Pharma plc	3.550%	9/2/50	1,405	1,403
	Rush Obligated Group	3.922%	11/15/29	330	377
	SSM Health Care Corp.	3.823%	6/1/27	940	1,050
	Sutter Health	2.294%	8/15/30	560	565
	Toledo Hospital	5.750%	11/15/38	560	676
	UnitedHealth Group Inc.	2.875%	3/15/22	27	27
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,226
	UnitedHealth Group Inc.	3.100%	3/15/26	430	469
	UnitedHealth Group Inc.	3.850%	6/15/28	1,190	1,367
	UnitedHealth Group Inc.	2.000%	5/15/30	275	277
	UnitedHealth Group Inc.	4.625%	7/15/35	240	304
	UnitedHealth Group Inc.	2.750%	5/15/40	310	314
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,961
	UnitedHealth Group Inc.	4.750%	7/15/45	592	776
	UnitedHealth Group Inc.	4.200%	1/15/47	215	263
	UnitedHealth Group Inc.	4.250%	6/15/48	880	1,089
	UnitedHealth Group Inc.	4.450%	12/15/48	140	179
	UnitedHealth Group Inc.	3.700%	8/15/49	675	774
	UnitedHealth Group Inc.	2.900%	5/15/50	1,253	1,264
	UnitedHealth Group Inc.	3.875%	8/15/59	115	136
	UnitedHealth Group Inc.	3.125%	5/15/60	490	505
					89,271
Industrials (1.0%)
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,197
[5]	BAE Systems plc	3.400%	4/15/30	215	234
	Boeing Co.	1.433%	2/4/24	940	942
	Boeing Co.	2.700%	2/1/27	495	511
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	587
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,739
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	250	319
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	415	503
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	60	73
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	405	422
	Canadian National Railway Co.	2.450%	5/1/50	205	186
	Carrier Global Corp.	2.722%	2/15/30	448	464
	Caterpillar Inc.	3.400%	5/15/24	810	870
[3]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	337	344
	CSX Corp.	4.300%	3/1/48	445	540

13

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.350%	9/15/49	235	249
[3]	Federal Express Corp. 1998 Pass Through Trust	6.720%	7/15/23	52	52
	FedEx Corp.	4.100%	2/1/45	130	149
	FedEx Corp.	4.550%	4/1/46	178	215
	FedEx Corp.	4.050%	2/15/48	48	55
	Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,387
	John Deere Capital Corp.	3.450%	3/13/25	1,200	1,316
	Kansas City Southern	4.950%	8/15/45	480	613
	Lockheed Martin Corp.	2.900%	3/1/25	610	654
	Lockheed Martin Corp.	1.850%	6/15/30	60	60
	Lockheed Martin Corp.	4.500%	5/15/36	211	265
	Lockheed Martin Corp.	4.700%	5/15/46	376	498
	Lockheed Martin Corp.	2.800%	6/15/50	265	266
	Lockheed Martin Corp.	4.090%	9/15/52	144	180
	Otis Worldwide Corp.	2.565%	2/15/30	225	233
	Otis Worldwide Corp.	3.112%	2/15/40	510	527
	Otis Worldwide Corp.	3.362%	2/15/50	890	937
	Parker-Hannifin Corp.	3.250%	6/14/29	270	295
	Parker-Hannifin Corp.	4.450%	11/21/44	450	556
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	465	499
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	385	405
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	1,435	1,570
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/26	925	1,040
	Raytheon Technologies Corp.	4.125%	11/16/28	1,125	1,296
	Raytheon Technologies Corp.	6.050%	6/1/36	675	944
	Raytheon Technologies Corp.	4.450%	11/16/38	275	333
	Raytheon Technologies Corp.	4.500%	6/1/42	407	507
[5]	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,075
[5]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,793
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	630	633
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	1,100	1,112
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	1,024
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	120	123
	Stanley Black & Decker Inc.	4.850%	11/15/48	685	923
	Teledyne Technologies Inc.	2.250%	4/1/28	1,155	1,177
	Teledyne Technologies Inc.	2.750%	4/1/31	1,290	1,326
	Union Pacific Corp.	3.700%	3/1/29	505	569
	Union Pacific Corp.	3.250%	2/5/50	200	211
	Union Pacific Corp.	3.799%	10/1/51	666	761
	Union Pacific Corp.	3.839%	3/20/60	285	324
	Union Pacific Corp.	2.973%	9/16/62	625	600
	Union Pacific Corp.	3.750%	2/5/70	335	368
[3]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	167	171
					36,222
Materials (0.0%)
	International Paper Co.	4.350%	8/15/48	668	832
Real Estate (0.4%)
	American Tower Corp.	5.000%	2/15/24	80	89
	American Tower Corp.	4.400%	2/15/26	450	508
	American Tower Corp.	3.800%	8/15/29	981	1,094
	Boston Properties LP	3.125%	9/1/23	355	372
	Boston Properties LP	3.800%	2/1/24	45	48
	Crown Castle International Corp.	3.650%	9/1/27	285	314
	Crown Castle International Corp.	3.800%	2/15/28	235	261
	Crown Castle International Corp.	2.100%	4/1/31	2,185	2,131
	Equinix Inc.	3.000%	7/15/50	1,020	978
	Healthpeak Properties Inc.	3.000%	1/15/30	930	986
	Realty Income Corp.	3.250%	1/15/31	380	415
[5]	SBA Tower Trust	1.631%	11/15/26	580	580
[5]	SBA Tower Trust	3.448%	3/15/48	705	719
[5]	SBA Tower Trust	2.836%	1/15/50	725	756
[5]	SBA Tower Trust	1.884%	7/15/50	265	267
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	695	807
	Simon Property Group LP	3.750%	2/1/24	90	97
	Simon Property Group LP	3.375%	10/1/24	275	296
	Simon Property Group LP	2.450%	9/13/29	1,160	1,193
	VEREIT Operating Partnership LP	3.400%	1/15/28	210	229
	VEREIT Operating Partnership LP	2.200%	6/15/28	735	748
	VEREIT Operating Partnership LP	2.850%	12/15/32	545	570
					13,458
Technology (1.8%)
	Apple Inc.	3.000%	2/9/24	620	658
	Apple Inc.	3.450%	5/6/24	1,000	1,082
	Apple Inc.	2.850%	5/11/24	1,225	1,300
	Apple Inc.	2.750%	1/13/25	590	631
	Apple Inc.	3.250%	2/23/26	1,020	1,120

14

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	2.450%	8/4/26	1,170	1,244
	Apple Inc.	3.350%	2/9/27	1,545	1,715
	Apple Inc.	3.200%	5/11/27	1,065	1,176
	Apple Inc.	2.900%	9/12/27	2,250	2,453
	Apple Inc.	3.850%	5/4/43	430	512
	Apple Inc.	4.450%	5/6/44	120	155
	Apple Inc.	3.850%	8/4/46	985	1,170
	Apple Inc.	2.650%	5/11/50	640	627
	Apple Inc.	2.550%	8/20/60	1,425	1,329
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	305	337
	Broadcom Inc.	4.250%	4/15/26	170	191
	Broadcom Inc.	4.110%	9/15/28	1,452	1,632
	Broadcom Inc.	4.150%	11/15/30	130	146
[5]	Broadcom Inc.	3.500%	2/15/41	670	688
[5]	Broadcom Inc.	3.750%	2/15/51	325	340
	Cisco Systems Inc.	2.500%	9/20/26	431	462
	Fidelity National Information Services Inc.	1.650%	3/1/28	245	243
	Global Payments Inc.	2.900%	5/15/30	535	557
	Intel Corp.	2.875%	5/11/24	800	851
	Intel Corp.	4.100%	5/19/46	1,360	1,634
	International Business Machines Corp.	3.375%	8/1/23	1,750	1,858
	International Business Machines Corp.	3.000%	5/15/24	2,500	2,664
	International Business Machines Corp.	3.300%	5/15/26	4,500	4,949
	International Business Machines Corp.	3.500%	5/15/29	2,975	3,331
	International Business Machines Corp.	5.875%	11/29/32	1,010	1,384
	International Business Machines Corp.	2.850%	5/15/40	490	495
	International Business Machines Corp.	2.950%	5/15/50	195	196
	Microsoft Corp.	2.875%	2/6/24	975	1,032
	Microsoft Corp.	2.700%	2/12/25	760	814
	Microsoft Corp.	3.125%	11/3/25	435	475
	Microsoft Corp.	2.400%	8/8/26	1,890	2,014
	Microsoft Corp.	3.500%	2/12/35	605	701
	Microsoft Corp.	3.450%	8/8/36	822	950
	Microsoft Corp.	2.525%	6/1/50	3,336	3,278
	Microsoft Corp.	2.921%	3/17/52	3,287	3,487
	Oracle Corp.	2.800%	7/8/21	375	375
	Oracle Corp.	2.500%	5/15/22	1,210	1,229
	Oracle Corp.	2.950%	11/15/24	2,190	2,333
	Oracle Corp.	2.950%	5/15/25	355	378
	Oracle Corp.	1.650%	3/25/26	1,930	1,957
	Oracle Corp.	3.250%	11/15/27	3,065	3,329
	Oracle Corp.	4.000%	11/15/47	895	976
	Oracle Corp.	3.950%	3/25/51	480	524
	Oracle Corp.	3.850%	4/1/60	540	572
	QUALCOMM Inc.	1.300%	5/20/28	744	728
	QUALCOMM Inc.	2.150%	5/20/30	1,075	1,100
	QUALCOMM Inc.	1.650%	5/20/32	1,112	1,063
	QUALCOMM Inc.	3.250%	5/20/50	385	415
					64,860
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (3.0%)
	AEP Texas Inc.	4.150%	5/1/49	145	169
	AEP Texas Inc.	3.450%	1/15/50	380	394
	Alabama Power Co.	5.200%	6/1/41	120	157
	Alabama Power Co.	4.100%	1/15/42	215	247
	Alabama Power Co.	3.750%	3/1/45	630	718
	Alabama Power Co.	4.300%	7/15/48	775	959
	Ameren Illinois Co.	3.800%	5/15/28	590	668
	Ameren Illinois Co.	6.125%	12/15/28	1,000	1,208
	Ameren Illinois Co.	3.700%	12/1/47	140	160
	American Water Capital Corp.	2.950%	9/1/27	540	583
	American Water Capital Corp.	3.750%	9/1/47	45	51
	American Water Capital Corp.	4.200%	9/1/48	845	1,027
	American Water Capital Corp.	4.150%	6/1/49	25	30
	American Water Capital Corp.	3.450%	5/1/50	95	103
	Arizona Public Service Co.	3.350%	5/15/50	410	438
	Baltimore Gas and Electric Co.	2.900%	6/15/50	238	238
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,135	1,599
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	25	34
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,490	1,969
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	115	141
[5]	Boston Gas Co.	3.150%	8/1/27	140	150
[5]	Brooklyn Union Gas Co.	3.407%	3/10/26	95	103
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,720	1,963
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	195	243
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	1,369	1,540
	Cleco Corporate Holdings LLC	3.743%	5/1/26	185	202
	Cleco Corporate Holdings LLC	3.375%	9/15/29	405	419
	Commonwealth Edison Co.	2.950%	8/15/27	645	697
	Commonwealth Edison Co.	4.350%	11/15/45	375	466
	Commonwealth Edison Co.	3.650%	6/15/46	175	198
	Commonwealth Edison Co.	4.000%	3/1/48	480	575
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,186
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	76	84
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	50	57
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,835	2,307
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	630	764
	Delmarva Power & Light Co.	3.500%	11/15/23	305	325
	Dominion Energy Inc.	2.715%	8/15/21	450	451

15

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Dominion Energy Inc.	2.450%	1/15/23	3,240	3,336
	Dominion Energy Inc.	5.250%	8/1/33	1,000	1,253
	Dominion Energy Inc.	4.600%	3/15/49	760	956
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	138	193
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	44	57
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	95	130
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	202	259
	DTE Energy Co.	3.800%	3/15/27	250	278
	Duke Energy Carolinas LLC	6.100%	6/1/37	391	545
	Duke Energy Carolinas LLC	3.700%	12/1/47	470	530
	Duke Energy Corp.	2.650%	9/1/26	315	333
	Duke Energy Corp.	3.400%	6/15/29	350	383
	Duke Energy Corp.	3.300%	6/15/41	945	967
	Duke Energy Corp.	4.800%	12/15/45	1,200	1,471
	Duke Energy Corp.	3.750%	9/1/46	265	283
	Duke Energy Corp.	3.500%	6/15/51	990	1,024
	Duke Energy Florida LLC	6.350%	9/15/37	200	295
	Duke Energy Progress LLC	6.300%	4/1/38	365	530
	Duke Energy Progress LLC	4.100%	3/15/43	118	140
	Duke Energy Progress LLC	4.200%	8/15/45	2,045	2,465
[5]	East Ohio Gas Co.	2.000%	6/15/30	325	322
[5]	East Ohio Gas Co.	3.000%	6/15/50	475	474
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	470	498
	Eastern Energy Gas Holdings LLC	3.000%	11/15/29	-	-
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	585	616
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	125	147
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	1,603	1,847
[5]	Electricite de France SA	4.875%	9/21/38	2,200	2,710
[5]	Electricite de France SA	4.875%	1/22/44	50	63
[5]	Electricite de France SA	4.950%	10/13/45	400	514
	Emera U.S. Finance LP	3.550%	6/15/26	965	1,055
	Entergy Louisiana LLC	3.120%	9/1/27	410	447
	Evergy Inc.	2.450%	9/15/24	425	445
	Evergy Kansas Central Inc.	3.250%	9/1/49	630	664
	Evergy Metro Inc.	2.250%	6/1/30	205	209
	Evergy Metro Inc.	4.200%	3/15/48	137	167
	Eversource Energy	2.900%	10/1/24	690	731
	Eversource Energy	3.150%	1/15/25	110	117
	Eversource Energy	3.300%	1/15/28	400	437
	Florida Power & Light Co.	5.650%	2/1/35	1,000	1,357
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	4.950%	6/1/35	1,000	1,313
	Florida Power & Light Co.	5.950%	2/1/38	785	1,132
	Florida Power & Light Co.	5.690%	3/1/40	675	964
	Florida Power & Light Co.	3.700%	12/1/47	480	565
	Fortis Inc.	3.055%	10/4/26	1,195	1,285
	Georgia Power Co.	5.400%	6/1/40	205	262
	Georgia Power Co.	4.750%	9/1/40	988	1,221
	Georgia Power Co.	4.300%	3/15/42	1,076	1,275
	Georgia Power Co.	3.700%	1/30/50	170	185
	Indiana Michigan Power Co.	4.250%	8/15/48	415	505
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	670	703
[5]	Massachusetts Electric Co.	5.900%	11/15/39	585	812
[5]	Metropolitan Edison Co.	4.300%	1/15/29	249	279
	MidAmerican Energy Co.	4.400%	10/15/44	15	19
	MidAmerican Energy Co.	4.250%	5/1/46	45	56
	MidAmerican Energy Co.	4.250%	7/15/49	315	396
	MidAmerican Energy Co.	3.150%	4/15/50	1,390	1,486
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	220	247
[5]	Monongahela Power Co.	5.400%	12/15/43	135	177
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	415	438
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	1,040	1,106
	Nevada Power Co.	3.125%	8/1/50	380	393
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	1,295	1,300
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	260	282
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	973
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	670	678
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	390	432
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	590	623
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,185	1,196
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	1,000	1,144
[5]	Niagara Mohawk Power Corp.	3.025%	6/27/50	540	528
	NiSource Inc.	5.250%	2/15/43	390	508
	NiSource Inc.	4.800%	2/15/44	270	335
	Northern States Power Co.	6.250%	6/1/36	2,000	2,865

16

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Oglethorpe Power Corp.	6.191%	1/1/31	1,065	1,340
	Oglethorpe Power Corp.	5.950%	11/1/39	170	227
	Oglethorpe Power Corp.	4.550%	6/1/44	50	57
	Oglethorpe Power Corp.	4.250%	4/1/46	537	595
	Oglethorpe Power Corp.	5.050%	10/1/48	80	101
	Oglethorpe Power Corp.	5.250%	9/1/50	630	793
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	95
	PacifiCorp	6.250%	10/15/37	2,000	2,851
	PacifiCorp	4.125%	1/15/49	26	31
	PacifiCorp	4.150%	2/15/50	345	419
	PacifiCorp	3.300%	3/15/51	169	180
	Potomac Electric Power Co.	3.050%	4/1/22	460	469
	Potomac Electric Power Co.	6.500%	11/15/37	750	1,101
	San Diego Gas & Electric Co.	6.000%	6/1/26	600	732
	San Diego Gas & Electric Co.	3.750%	6/1/47	160	183
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	660
[3]	SCE Recovery Funding LLC	0.861%	11/15/31	310	302
	SCE Recovery Funding LLC	1.942%	5/15/38	110	107
	SCE Recovery Funding LLC	2.510%	11/15/43	100	96
	Sempra Energy	2.875%	10/1/22	750	768
	Sempra Energy	3.250%	6/15/27	1,095	1,188
	Sempra Energy	6.000%	10/15/39	600	835
	Sierra Pacific Power Co.	3.375%	8/15/23	850	895
	Sierra Pacific Power Co.	2.600%	5/1/26	221	235
	Southern California Edison Co.	2.400%	2/1/22	170	171
	Southern California Edison Co.	3.700%	8/1/25	90	98
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,300
	Southern California Edison Co.	5.550%	1/15/37	2,250	2,811
	Southern California Edison Co.	6.050%	3/15/39	55	73
	Southern California Edison Co.	4.000%	4/1/47	195	205
	Southern California Edison Co.	4.125%	3/1/48	645	690
	Southern California Edison Co.	3.650%	2/1/50	155	155
	Southern California Gas Co.	2.600%	6/15/26	820	872
	Southern Co.	2.950%	7/1/23	1,280	1,337
	Southern Co.	4.400%	7/1/46	755	886
	Southwest Gas Corp.	2.200%	6/15/30	230	230
	Southwestern Electric Power Co.	6.200%	3/15/40	400	559
	Southwestern Public Service Co.	3.700%	8/15/47	102	115
[5]	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,576
[5]	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	853
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	4.000%	4/1/48	423	502
	Virginia Electric and Power Co.	2.750%	3/15/23	690	714
	Virginia Electric and Power Co.	3.500%	3/15/27	435	483
	Wisconsin Electric Power Co.	5.700%	12/1/36	690	941
					105,385
Total Corporate Bonds (Cost $702,632)					770,415
Sovereign Bonds (0.4%)
[5]	Government of Bermuda	2.375%	8/20/30	400	400
[5]	Government of Bermuda	3.375%	8/20/50	200	204
	International Bank for Reconstruction & Development	4.750%	2/15/35	2,000	2,670
[5]	Kingdom of Saudi Arabia	2.875%	3/4/23	930	965
	Republic of Chile	2.550%	1/27/32	1,075	1,099
	Republic of Chile	3.500%	4/15/53	775	816
	Republic of Chile	3.100%	1/22/61	410	392
	Republic of Colombia	4.000%	2/26/24	970	1,027
	Republic of Panama	2.252%	9/29/32	1,720	1,651
[3]	Republic of Panama	3.870%	7/23/60	1,385	1,415
[5]	State of Qatar	3.875%	4/23/23	1,985	2,109
[5]	State of Qatar	4.400%	4/16/50	430	523
Total Sovereign Bonds (Cost $12,434)					13,271
Taxable Municipal Bonds (1.5%)
	Atlanta GA Water & Wastewater Water Revenue	2.257%	11/1/35	40	41
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	450	475
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	60	97
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	820	1,423
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	300	313
	California GO	7.500%	4/1/34	155	244
	California GO	7.350%	11/1/39	1,550	2,496
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	155	233
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	1,780	2,532
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	825	1,172
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	550	761
	Commonwealth of Massachusetts GO	2.514%	7/1/41	270	272

17

Balanced Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	220	227
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	155	164
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	1,170	1,238
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	1,852	2,806
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	140	192
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	930	951
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	250	267
	Houston TX GO	6.290%	3/1/32	365	460
	Illinois GO	5.100%	6/1/33	810	952
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	750	1,043
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	160	170
[9]	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.501%	5/1/34	2,000	2,550
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	545	744
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	890	890
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	1,000	1,414
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	500	537
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	650	669
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	445	632
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	325	528
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	60	69
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	785	1,151
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	910	1,228
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	295	319
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	410	673
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	640	704
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	355	388
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	490	525
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	275	291
	New York State Urban Development Corp. Income Tax Revenue	2.100%	3/15/22	790	800
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	295	300
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	465	768
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	655	914
[9]	Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,369
[10]	Oregon State University College & University Revenue	3.424%	3/1/60	1,000	1,029
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	1,945	2,528
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	65	76
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	485	487

18

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	1,175	1,542
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	640	875
Riverside CA General Fund Revenue	3.857%	6/1/45	260	282
Riverside County CA Appropriations Revenue	3.818%	2/15/38	290	325
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	350	373
Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	1,240	1,580
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	255	253
State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	925	940
Texas Transportation Commission GO	2.562%	4/1/42	235	238
Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	395	486
University of California College & University Revenue	1.316%	5/15/27	385	386
University of California College & University Revenue	1.614%	5/15/30	645	639
University of California College & University Revenue	4.601%	5/15/31	590	700
University of California College & University Revenue	4.765%	5/15/44	145	156
University of California College & University Revenue	3.931%	5/15/45	570	647
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	90	141
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	695	1,087
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	450	463
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	780	829
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	174	180
Total Taxable Municipal Bonds (Cost $45,577)					53,234
				Shares
Temporary Cash Investments (2.8%)
Money Market Fund (0.4%)
[12,13]	Vanguard Market Liquidity Fund	0.056%		124,117	12,412

19

Balanced Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (2.4%)
RBS Securities Inc. (Dated 6/30/21, Repurchase Value $85,600,000, collateralized by U.S. Treasury Note/Bond 1.625%–4.375%, 2/15/38–11/15/50, with a value of $87,312,000)	0.050%	7/1/21	85,600	85,600
Total Temporary Cash Investments (Cost $98,012)				98,012
Total Investments (100.8%) (Cost $2,691,736)				3,560,478
Other Assets and Liabilities—Net (-0.8%)				(28,596)
Net Assets (100%)				3,531,882
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,980,000.
2	Securities with a value of $209,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $212,387,000, representing 6.0% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2021.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
13	Collateral of $12,400,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
20

Balanced Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2021	67	8,878	21
5-Year U.S. Treasury Note	September 2021	77	9,504	(24)
				(3)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(101)	(14,868)	(64)
				(67)

See accompanying Notes, which are an integral part of the Financial Statements.
21

Balanced Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,679,324)	3,548,066
Affiliated Issuers (Cost $12,412)	12,412
Total Investments in Securities	3,560,478
Investment in Vanguard	123
Foreign Currency, at Value (Cost $218)	221
Receivables for Investment Securities Sold	8,963
Receivables for Accrued Income	10,259
Receivables for Capital Shares Issued	702
Total Assets	3,580,746
Liabilities
Due to Custodian	212
Payables for Investment Securities Purchased	31,416
Collateral for Securities on Loan	12,400
Payables to Investment Advisor	370
Payables for Capital Shares Redeemed	4,202
Payables to Vanguard	231
Variation Margin Payable—Futures Contracts	33
Total Liabilities	48,864
Net Assets	3,531,882
At June 30, 2021, net assets consisted of:

Paid-in Capital	2,454,355
Total Distributable Earnings (Loss)	1,077,527
Net Assets	3,531,882

Net Assets
Applicable to 134,516,516 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,531,882
Net Asset Value Per Share	$26.26

See accompanying Notes, which are an integral part of the Financial Statements.
22

Balanced Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	22,136
Interest	14,797
Securities Lending—Net	19
Total Income	36,952
Expenses
Investment Advisory Fees—Note B
Basic Fee	862
Performance Adjustment	(148)
The Vanguard Group—Note C
Management and Administrative	2,626
Marketing and Distribution	75
Custodian Fees	16
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	3,442
Net Investment Income	33,510
Realized Net Gain (Loss)
Investment Securities Sold[2]	179,282
Futures Contracts	338
Forward Currency Contracts	107
Foreign Currencies	(30)
Realized Net Gain (Loss)	179,697
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	115,075
Futures Contracts	(83)
Forward Currency Contracts	24
Foreign Currencies	(48)
Change in Unrealized Appreciation (Depreciation)	114,968
Net Increase (Decrease) in Net Assets Resulting from Operations	328,175
1	Dividends are net of foreign withholding taxes of $960,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,510	69,665
Realized Net Gain (Loss)	179,697	175,861
Change in Unrealized Appreciation (Depreciation)	114,968	68,099
Net Increase (Decrease) in Net Assets Resulting from Operations	328,175	313,625
Distributions
Total Distributions	(240,358)	(186,299)
Capital Share Transactions
Issued	125,697	249,434
Issued in Lieu of Cash Distributions	240,358	186,299
Redeemed	(268,294)	(483,258)
Net Increase (Decrease) from Capital Share Transactions	97,761	(47,525)
Total Increase (Decrease)	185,578	79,801
Net Assets
Beginning of Period	3,346,304	3,266,503
End of Period	3,531,882	3,346,304

See accompanying Notes, which are an integral part of the Financial Statements.
23

Balanced Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.68	$24.94	$22.20	$24.80	$23.03	$22.32
Investment Operations
Net Investment Income	.252[1]	.526[1]	.623[1]	.626[1]	.582[1]	.581
Net Realized and Unrealized Gain (Loss) on Investments	2.203	1.692	4.105	(1.414)	2.648	1.713
Total from Investment Operations	2.455	2.218	4.728	(.788)	3.230	2.294
Distributions
Dividends from Net Investment Income	(.497)	(.666)	(.660)	(.582)	(.567)	(.576)
Distributions from Realized Capital Gains	(1.378)	(.812)	(1.328)	(1.230)	(.893)	(1.008)
Total Distributions	(1.875)	(1.478)	(1.988)	(1.812)	(1.460)	(1.584)
Net Asset Value, End of Period	$26.26	$25.68	$24.94	$22.20	$24.80	$23.03
Total Return	10.01%	10.68%	22.48%	-3.41%	14.72%	11.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,532	$3,346	$3,267	$2,708	$2,942	$2,554
Ratio of Total Expenses to Average Net Assets[2]	0.20%	0.20%	0.21%	0.21%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.24%	2.68%	2.67%	2.49%	2.66%
Portfolio Turnover Rate[3]	17%	49%	29%	36%	28%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), (0.00%), (0.00%), (0.00%), and (0.01%).
3	Includes 1%, 3%, 8%, 2%, 0%, and 0%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Balanced Portfolio
Notes to Financial Statements
The Balanced Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
25

Balanced Portfolio
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).
During the six months ended June 30, 2021, the portfolio’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The portfolio had no open forward currency contracts at June 30, 2021.
5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
6. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover
26

Balanced Portfolio
rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
7. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
8. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
27

Balanced Portfolio
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the combined index comprising the S&P 500 Index and the Bloomberg Barclays U.S. Credit A or Better Bond Index for the preceding three years. For the six months ended June 30, 2021, the investment advisory fee represented an effective annual basic rate of 0.05% of the portfolio’s average net assets, before a net decrease of $148,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $123,000, representing less than 0.01% of the portfolio’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

Balanced Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,129,143	180,803	—	2,309,946
U.S. Government and Agency Obligations	—	276,395	—	276,395
Asset-Backed/Commercial Mortgage-Backed Securities	—	34,435	4,770	39,205
Corporate Bonds	—	770,415	—	770,415
Sovereign Bonds	—	13,271	—	13,271
Taxable Municipal Bonds	—	53,234	—	53,234
Temporary Cash Investments	12,412	85,600	—	98,012
Total	2,141,555	1,414,153	4,770	3,560,478
Derivative Financial Instruments
Assets
Futures Contracts[1]	21	—	—	21
Liabilities
Futures Contracts[1]	88	—	—	88
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At June 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	21	—	21
Total Assets	21	—	21

Unrealized Depreciation—Futures Contracts[1]	88	—	88
Total Liabilities	88	—	88
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	338	—	338
Forward Currency Contracts	—	107	107
Realized Net Gain (Loss) on Derivatives	338	107	445
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(83)	—	(83)
Forward Currency Contracts	—	24	24
Change in Unrealized Appreciation (Depreciation) on Derivatives	(83)	24	(59)
29

Balanced Portfolio
F.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,693,438
Gross Unrealized Appreciation	879,519
Gross Unrealized Depreciation	(12,546)
Net Unrealized Appreciation (Depreciation)	866,973
G.	During the six months ended June 30, 2021, the portfolio purchased $334,016,000 of investment securities and sold $479,285,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $223,701,000 and $141,223,000, respectively.
H.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	4,865	10,781
Issued in Lieu of Cash Distributions	9,715	9,447
Redeemed	(10,378)	(20,878)
Net Increase (Decrease) in Shares Outstanding	4,202	(650)
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 71% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
30

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Balanced Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio managers leverage tenured teams of equity and fixed income research analysts who conduct detailed fundamental analysis of their respective industries and companies. In managing the equity portion of the portfolio, the advisor employs a bottom-up, fundamental research approach focusing on high-quality companies with above-average yields, strong balance sheets, sustainable competitive advantages, and attractive valuations. In managing the fixed income portion of the portfolio, the advisor focuses on investment-grade corporate bonds. The firm has advised the portfolio since its inception in 1991.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio’s shareholders benefit from economies of scale because of breakpoints in the portfolio’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the portfolio’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
31

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Balanced Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
32

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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692B 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Capital Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	10
Liquidity Risk Management	11

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Capital Growth Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,171.80	$1.83
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.11	1.71
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.34%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Capital Growth Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	7.0%
Consumer Discretionary	13.0
Energy	1.3
Financials	8.0
Health Care	25.7
Industrials	14.8
Information Technology	29.2
Materials	1.0
The table reflects the portfolio’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Capital Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.7%)
Communication Services (6.7%)
*	Alphabet Inc. Class A	18,100	44,196
*	Alphabet Inc. Class C	9,670	24,236
*	Baidu Inc. ADR	116,300	23,714
*	Walt Disney Co.	73,300	12,884
	Activision Blizzard Inc.	91,300	8,714
*	Facebook Inc. Class A	12,500	4,346
*	Charter Communications Inc. Class A	5,400	3,896
			121,986
Consumer Discretionary (12.5%)
*	Alibaba Group Holding Ltd. ADR	216,300	49,052
*	Tesla Inc.	56,700	38,539
	Sony Group Corp. ADR	336,800	32,744
	Ross Stores Inc.	182,800	22,667
*	Amazon.com Inc.	6,050	20,813
	Whirlpool Corp.	79,500	17,333
	TJX Cos. Inc.	192,500	12,978
*	Mattel Inc.	615,200	12,365
	L Brands Inc.	91,100	6,565
*	Royal Caribbean Cruises Ltd.	59,000	5,031
*	Carnival Corp.	158,300	4,173
	eBay Inc.	35,400	2,485
*	Burlington Stores Inc.	5,800	1,868
*	Marriott International Inc. Class A	8,400	1,147
			227,760
Energy (1.2%)
	Hess Corp.	134,700	11,762
	Pioneer Natural Resources Co.	48,500	7,882
	EOG Resources Inc.	32,700	2,729
			22,373
Financials (7.6%)
	Wells Fargo & Co.	684,100	30,983
	JPMorgan Chase & Co.	184,000	28,619
	Charles Schwab Corp.	392,100	28,549
	Bank of America Corp.	538,900	22,219
	Marsh & McLennan Cos. Inc.	116,000	16,319
	U.S. Bancorp	61,500	3,503
	Progressive Corp.	33,600	3,300
	Raymond James Financial Inc.	24,900	3,234
	Citigroup Inc.	31,700	2,243
			138,969
Health Care (24.6%)
	Eli Lilly & Co.	460,771	105,756
*	Biogen Inc.	214,800	74,379
	Amgen Inc.	225,071	54,861
[1]	AstraZeneca plc ADR	630,400	37,761
	Thermo Fisher Scientific Inc.	57,500	29,007
		Shares	Market Value• ($000)
*	Boston Scientific Corp.	640,902	27,405
	Novartis AG ADR	283,950	25,907
	Roche Holding AG	44,693	16,842
	Bristol-Myers Squibb Co.	183,400	12,255
*	Elanco Animal Health Inc. (XNYS)	340,416	11,809
*	BioMarin Pharmaceutical Inc.	129,100	10,772
	Abbott Laboratories	80,300	9,309
*	BeiGene Ltd. ADR	23,700	8,134
	Medtronic plc	47,900	5,946
	Zimmer Biomet Holdings Inc.	32,400	5,210
	CVS Health Corp.	62,400	5,207
	Agilent Technologies Inc.	20,000	2,956
*	IQVIA Holdings Inc.	10,200	2,472
	Stryker Corp.	8,400	2,182
	Sanofi ADR	27,800	1,464
			449,634
Industrials (14.2%)
	FedEx Corp.	213,400	63,664
*	Southwest Airlines Co.	646,650	34,331
	Siemens AG (Registered)	201,640	32,016
*	United Airlines Holdings Inc.	344,500	18,014
*	Airbus SE	134,965	17,391
	Caterpillar Inc.	63,700	13,863
	Union Pacific Corp.	57,700	12,690
*	American Airlines Group Inc.	535,000	11,347
*	Delta Air Lines Inc.	252,500	10,923
	United Parcel Service Inc. Class B	45,450	9,452
*	Alaska Air Group Inc.	108,100	6,520
	Textron Inc.	77,100	5,302
*	TransDigm Group Inc.	7,450	4,822
	Deere & Co.	9,400	3,315
	AMETEK Inc.	21,000	2,804
	CSX Corp.	77,700	2,493
	Carrier Global Corp.	42,600	2,070
*	Lyft Inc. Class A	33,400	2,020
	General Dynamics Corp.	10,700	2,014
	Raytheon Technologies Corp.	21,100	1,800
	Otis Worldwide Corp.	21,250	1,738
			258,589
Information Technology (27.9%)
	Microsoft Corp.	277,300	75,121
*	Adobe Inc.	124,400	72,854
	Texas Instruments Inc.	307,900	59,209
*	Micron Technology Inc.	639,700	54,362
	KLA Corp.	106,500	34,528
	Intel Corp.	477,400	26,801
	NetApp Inc.	256,800	21,011
	Telefonaktiebolaget LM Ericsson ADR	1,576,300	19,830
	Intuit Inc.	36,700	17,989
	QUALCOMM Inc.	100,700	14,393
		Shares	Market Value• ($000)
	NVIDIA Corp.	17,650	14,122
	Oracle Corp.	147,000	11,442
	Analog Devices Inc.	65,600	11,294
	HP Inc.	362,350	10,939
	Hewlett Packard Enterprise Co.	723,050	10,542
	Visa Inc. Class A	44,100	10,311
*	PayPal Holdings Inc.	24,000	6,996
	Entegris Inc.	51,300	6,308
	Cisco Systems Inc.	117,600	6,233
	Apple Inc.	37,800	5,177
	Applied Materials Inc.	31,800	4,528
	Corning Inc.	96,250	3,937
*	Splunk Inc.	22,400	3,239
*	Plantronics Inc.	54,150	2,260
	Fidelity National Information Services Inc.	13,300	1,884
*	BlackBerry Ltd.	148,000	1,809
*	Autodesk Inc.	5,900	1,722
	Mastercard Inc. Class A	4,700	1,716
			510,557
Materials (1.0%)
	Albemarle Corp.	43,700	7,362
*	Glencore plc	702,066	3,013
	Freeport-McMoRan Inc.	65,500	2,431
	Linde plc	6,300	1,821
	DuPont de Nemours Inc.	18,066	1,399
	Dow Inc.	18,066	1,143
	Corteva Inc.	18,066	801
			17,970
Total Common Stocks (Cost $932,323)			1,747,838
Temporary Cash Investments (5.4%)
Money Market Fund (5.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.056% (Cost $97,812)	978,117	97,812
Total Investments (101.1%) (Cost $1,030,135)			1,845,650
Other Assets and Liabilities— Net (-1.1%)			(19,440)
Net Assets (100%)			1,826,210
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,042,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $19,710,000 was received for securities on loan.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Capital Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $932,323)	1,747,838
Affiliated Issuers (Cost $97,812)	97,812
Total Investments in Securities	1,845,650
Investment in Vanguard	62
Receivables for Accrued Income	1,744
Receivables for Capital Shares Issued	218
Total Assets	1,847,674
Liabilities
Due to Custodian	1
Payables for Investment Securities Purchased	3
Collateral for Securities on Loan	19,710
Payables to Investment Advisor	713
Payables for Capital Shares Redeemed	896
Payables to Vanguard	141
Total Liabilities	21,464
Net Assets	1,826,210
At June 30, 2021, net assets consisted of:

Paid-in Capital	573,056
Total Distributable Earnings (Loss)	1,253,154
Net Assets	1,826,210

Net Assets
Applicable to 37,369,373 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,826,210
Net Asset Value Per Share	$48.87

See accompanying Notes, which are an integral part of the Financial Statements.
4

Capital Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	12,554
Interest[2]	31
Securities Lending—Net	18
Total Income	12,603
Expenses
Investment Advisory Fees—Note B	1,540
The Vanguard Group—Note C
Management and Administrative	1,869
Marketing and Distribution	48
Custodian Fees	11
Shareholders’ Reports	5
Trustees’ Fees and Expenses	—
Total Expenses	3,473
Net Investment Income	9,130
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	430,327
Foreign Currencies	18
Realized Net Gain (Loss)	430,345
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(103,571)
Foreign Currencies	(27)
Change in Unrealized Appreciation (Depreciation)	(103,598)
Net Increase (Decrease) in Net Assets Resulting from Operations	335,877
1	Dividends are net of foreign withholding taxes of $537,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $31,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $359,607,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,130	22,897
Realized Net Gain (Loss)	430,345	153,694
Change in Unrealized Appreciation (Depreciation)	(103,598)	126,428
Net Increase (Decrease) in Net Assets Resulting from Operations	335,877	303,019
Distributions
Total Distributions	(175,523)	(83,976)
Capital Share Transactions
Issued	126,151	222,798
Issued in Lieu of Cash Distributions	175,523	83,976
Redeemed	(728,214)	(409,141)
Net Increase (Decrease) from Capital Share Transactions	(426,540)	(102,367)
Total Increase (Decrease)	(266,186)	116,676
Net Assets
Beginning of Period	2,092,396	1,975,720
End of Period	1,826,210	2,092,396

See accompanying Notes, which are an integral part of the Financial Statements.
5

Capital Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$45.21	$40.76	$33.49	$35.12	$28.36	$26.64
Investment Operations
Net Investment Income	.212[1]	.478[1]	.503[1]	.429[1]	.366[1]	.374
Net Realized and Unrealized Gain (Loss) on Investments	7.283	5.768	8.182	(.754)	7.580	2.362
Total from Investment Operations	7.495	6.246	8.685	(.325)	7.946	2.736
Distributions
Dividends from Net Investment Income	(.480)	(.574)	(.411)	(.315)	(.371)	(.318)
Distributions from Realized Capital Gains	(3.355)	(1.222)	(1.004)	(.990)	(.815)	(.698)
Total Distributions	(3.835)	(1.796)	(1.415)	(1.305)	(1.186)	(1.016)
Net Asset Value, End of Period	$48.87	$45.21	$40.76	$33.49	$35.12	$28.36
Total Return	17.18%	17.47%	26.50%	-1.18%	28.83%	10.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,826	$2,092	$1,976	$1,596	$1,416	$964
Ratio of Total Expenses to Average Net Assets	0.34%	0.34%	0.34%	0.34%	0.36%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.89%	1.25%	1.37%	1.18%	1.16%	1.44%
Portfolio Turnover Rate	3%[2]	6%	5%	6%	7%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Growth Portfolio
Notes to Financial Statements
The Capital Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7

Capital Growth Portfolio
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2021, the investment advisory fee represented an effective annual basic rate of 0.15% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $62,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
8

Capital Growth Portfolio
The following table summarizes the market value of the portfolio’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,678,576	69,262	—	1,747,838
Temporary Cash Investments	97,812	—	—	97,812
Total	1,776,388	69,262	—	1,845,650
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,030,135
Gross Unrealized Appreciation	849,893
Gross Unrealized Depreciation	(34,378)
Net Unrealized Appreciation (Depreciation)	815,515
F.	During the six months ended June 30, 2021, the portfolio purchased $63,475,000 of investment securities and sold $657,456,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $549,520,000, respectively, in connection with in-kind purchases and redemptions of the portfolio's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	2,638	5,930
Issued in Lieu of Cash Distributions	3,846	2,763
Redeemed	(15,397)	(10,888)
Net Increase (Decrease) in Shares Outstanding	(8,913)	(2,195)
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 59% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
9

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Capital Growth Portfolio has renewed the portfolio’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. Five experienced portfolio managers are responsible for separate subportfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. The firm has managed the portfolio since its inception in 2002.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
10

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Capital Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692CG 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Conservative Allocation Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Conservative Allocation Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Conservative Allocation Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Conservative Allocation Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,039.50	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The portfolio's annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Conservative Allocation Portfolio
Underlying Vanguard Funds
As of June 30, 2021
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	42.1%
Vanguard Variable Insurance Funds—Equity Index Portfolio	19.7
Vanguard Total International Bond Index Fund Admiral Shares	18.0
Vanguard Total International Stock Index Fund Admiral Shares	15.9
Vanguard Extended Market Index Fund Admiral Shares	4.3
The table reflects the portfolio's investments, except for short-term investments.
2

Conservative Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (24.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,815,041	106,488
Vanguard Extended Market Index Fund Admiral Shares	164,514	23,557
		130,045
International Stock Fund (15.9%)
Vanguard Total International Stock Index Fund Admiral Shares	2,434,709	85,799
U.S. Bond Fund (42.1%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,600,022	227,478
International Bond Fund (17.9%)
Vanguard Total International Bond Index Fund Admiral Shares	4,254,869	97,054
Total Investments (100.0%) (Cost $486,450)		540,376
Other Assets and Liabilities—Net (0.0%)		58
Net Assets (100%)		540,434
Cost is in $000.
•	See Note A in Notes to Financial Statements.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Conservative Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $486,450)	540,376
Receivables for Investment Securities Sold	429
Receivables for Accrued Income	65
Receivables for Capital Shares Issued	74
Total Assets	540,944
Liabilities
Due to Custodian	165
Payables for Investment Securities Purchased	65
Payables for Capital Shares Redeemed	280
Total Liabilities	510
Net Assets	540,434
At June 30, 2021, net assets consisted of:

Paid-in Capital	465,004
Total Distributable Earnings (Loss)	75,430
Net Assets	540,434

Net Assets
Applicable to 19,265,511 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	540,434
Net Asset Value Per Share	$28.05
See accompanying Notes, which are an integral part of the Financial Statements.
4

Conservative Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,416
Net Investment Income—Note B	7,416
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	5,972
Affiliated Funds Sold	8,482
Futures Contracts	(8)
Realized Net Gain (Loss)	14,446
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(1,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,759
See accompanying Notes, which are an integral part of the Financial Statements.
5

Conservative Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,416	8,697
Realized Net Gain (Loss)	14,446	18,182
Change in Unrealized Appreciation (Depreciation)	(1,103)	26,569
Net Increase (Decrease) in Net Assets Resulting from Operations	20,759	53,448
Distributions
Total Distributions	(26,291)	(16,480)
Capital Share Transactions
Issued	46,094	97,832
Issued in Lieu of Cash Distributions	26,291	16,480
Redeemed	(47,743)	(54,776)
Net Increase (Decrease) from Capital Share Transactions	24,642	59,536
Total Increase (Decrease)	19,110	96,504
Net Assets
Beginning of Period	521,324	424,820
End of Period	540,434	521,324
See accompanying Notes, which are an integral part of the Financial Statements.
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Conservative Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$28.40	$26.53	$24.02	$25.84	$24.22	$23.72
Investment Operations
Net Investment Income[1]	.390	.499	.660	.581	.592	.527
Capital Gain Distributions Received[1]	.314	.123	.117	.100	.203	.128
Net Realized and Unrealized Gain (Loss) on Investments	.368	2.266	2.921	(1.417)	1.769	.728
Total from Investment Operations	1.072	2.888	3.698	(.736)	2.564	1.383
Distributions
Dividends from Net Investment Income	(.440)	(.631)	(.585)	(.519)	(.500)	(.407)
Distributions from Realized Capital Gains	(.982)	(.387)	(.603)	(.565)	(.444)	(.476)
Total Distributions	(1.422)	(1.018)	(1.188)	(1.084)	(.944)	(.883)
Net Asset Value, End of Period	$28.05	$28.40	$26.53	$24.02	$25.84	$24.22
Total Return	3.95%	11.73%	15.83%	-2.98%	10.89%	6.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$540	$521	$425	$321	$306	$233
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.80%	1.90%	2.61%	2.33%	2.38%	2.20%
Portfolio Turnover Rate	7%	27%	10%	18%	19%	14%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
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Conservative Allocation Portfolio
Notes to Financial Statements
The Conservative Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2021.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate
8

Conservative Allocation Portfolio
rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2021, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	486,450
Gross Unrealized Appreciation	57,516
Gross Unrealized Depreciation	(3,590)
Net Unrealized Appreciation (Depreciation)	53,926
9

Conservative Allocation Portfolio
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	1,638	3,717
Issued in Lieu of Cash Distributions	970	708
Redeemed	(1,700)	(2,083)
Net Increase (Decrease) in Shares Outstanding	908	2,342
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 83% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Extended Market Index Fund	22,371	270	2,308	1,208	2,016	132	—	23,557
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	—	—	—
Vanguard Total International Bond Index Fund	93,189	8,432	2,183	181	(2,565)	405	—	97,054
Vanguard Total International Stock Index Fund	83,706	2,905	7,922	1,853	5,257	862	—	85,799
Vanguard Variable Insurance Funds—Equity Index Portfolio	103,195	10,091	16,320	5,027	4,495	1,376	4,111	106,488
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	218,670	26,559	7,658	213	(10,306)	4,641	1,861	227,478
Total	521,131	48,257	36,391	8,482	(1,103)	7,416	5,972	540,376
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Conservative Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Conservative Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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Q692CA 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Diversified Value Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	13

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Diversified Value Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,204.50	$1.53
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.41	1.40
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.28%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Diversified Value Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	8.9%
Consumer Discretionary	9.6
Consumer Staples	4.6
Energy	6.7
Financials	20.8
Health Care	15.9
Industrials	9.9
Information Technology	20.7
Materials	0.8
Real Estate	1.1
Utilities	1.0
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Diversified Value Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.0%)
Communication Services (8.3%)
*	Alphabet Inc. Class A	22,592	55,165
*	Discovery Inc. Class C	312,679	9,062
*	Walt Disney Co.	45,887	8,066
	News Corp. Class A	258,744	6,668
	Vodafone Group plc ADR	368,149	6,306
	Comcast Corp. Class A	101,338	5,778
	Interpublic Group of Cos. Inc.	78,312	2,544
	Omnicom Group Inc.	29,391	2,351
			95,940
Consumer Discretionary (9.0%)
	McDonald's Corp.	67,195	15,521
	Lowe's Cos. Inc.	65,128	12,633
*	General Motors Co.	207,783	12,295
	Dollar General Corp.	52,837	11,433
	Magna International Inc.	99,675	9,234
	Starbucks Corp.	78,987	8,832
	Home Depot Inc.	26,725	8,522
*	Dollar Tree Inc.	76,051	7,567
	Ross Stores Inc.	38,414	4,763
*	Aptiv plc	24,303	3,824
*	Booking Holdings Inc.	1,400	3,063
	Harley-Davidson Inc.	49,317	2,260
*	Adient plc	41,837	1,891
*	Goodyear Tire & Rubber Co.	109,808	1,883
			103,721
Consumer Staples (4.3%)
	Coca-Cola Co.	225,192	12,185
	Procter & Gamble Co.	85,685	11,562
	Unilever plc ADR	135,493	7,926
	Sysco Corp.	101,071	7,858
	PepsiCo Inc.	37,984	5,628
	Mondelez International Inc. Class A	69,919	4,366
			49,525
Energy (6.3%)
	ConocoPhillips	248,922	15,159
	Marathon Oil Corp.	851,287	11,594
	Hess Corp.	104,212	9,100
	APA Corp.	388,353	8,400
	Royal Dutch Shell plc Class A ADR	198,036	8,001
*	NOV Inc.	334,115	5,119
	Halliburton Co.	203,879	4,714
	Marathon Petroleum Corp.	57,243	3,458
	Schlumberger NV	101,700	3,255
	Baker Hughes Co. Class A	102,000	2,333
	Murphy Oil Corp.	66,740	1,554
			72,687
Financials (19.5%)
	Bank of America Corp.	807,965	33,312
	Intercontinental Exchange Inc.	190,339	22,593
	Wells Fargo & Co.	491,233	22,248
	American International Group Inc.	450,802	21,458
		Shares	Market Value• ($000)
	Citigroup Inc.	292,253	20,677
	American Express Co.	112,666	18,616
	JPMorgan Chase & Co.	71,054	11,052
	Marsh & McLennan Cos. Inc.	74,233	10,443
	Goldman Sachs Group Inc.	22,390	8,498
	Bank of New York Mellon Corp.	142,734	7,312
*	Berkshire Hathaway Inc. Class B	24,800	6,892
	PNC Financial Services Group Inc.	35,197	6,714
	Travelers Cos. Inc.	43,282	6,480
	Commerce Bancshares Inc.	75,708	5,645
	Hartford Financial Services Group Inc.	78,800	4,883
	Credit Suisse Group AG ADR	432,500	4,537
	CIT Group Inc.	73,752	3,805
	Citizens Financial Group Inc.	70,461	3,232
	Discover Financial Services	21,377	2,529
	Equitable Holdings Inc.	65,264	1,987
	State Street Corp.	23,210	1,910
			224,823
Health Care (15.0%)
	Medtronic plc	223,665	27,763
	Johnson & Johnson	159,289	26,241
	Anthem Inc.	36,181	13,814
	Thermo Fisher Scientific Inc.	24,911	12,567
	Danaher Corp.	45,717	12,269
	Humana Inc.	25,903	11,468
	UnitedHealth Group Inc.	23,874	9,560
*	Boston Scientific Corp.	200,687	8,581
	Zoetis Inc.	42,834	7,983
*	IQVIA Holdings Inc.	31,163	7,551
	GlaxoSmithKline plc ADR	145,316	5,786
*	Centene Corp.	79,060	5,766
*	Laboratory Corp. of America Holdings	15,910	4,389
	CVS Health Corp.	51,800	4,322
	Sanofi ADR	75,064	3,953
	Bristol-Myers Squibb Co.	38,500	2,573
	Zimmer Biomet Holdings Inc.	15,211	2,446
	HCA Healthcare Inc.	11,700	2,419
	Eli Lilly & Co.	8,465	1,943
*	Maravai LifeSciences Holdings Inc. Class A	28,811	1,202
			172,596
Industrials (9.3%)
	Honeywell International Inc.	92,746	20,344
	General Electric Co.	1,448,422	19,496
	FedEx Corp.	49,910	14,889
	Norfolk Southern Corp.	45,047	11,956
	Waste Management Inc.	67,685	9,483
	CNH Industrial NV	534,634	8,939
	Cummins Inc.	25,351	6,181
		Shares	Market Value• ($000)
	Caterpillar Inc.	23,738	5,166
	Raytheon Technologies Corp.	54,200	4,624
	PACCAR Inc.	50,520	4,509
*	Fluor Corp.	64,750	1,146
			106,733
Information Technology (19.5%)
	Microsoft Corp.	229,158	62,079
	Visa Inc. Class A	84,360	19,725
	Apple Inc.	124,284	17,022
	Cisco Systems Inc.	267,369	14,171
	Texas Instruments Inc.	73,690	14,171
	Analog Devices Inc.	73,237	12,608
*	salesforce.com Inc.	39,866	9,738
	Oracle Corp.	105,664	8,225
*	F5 Networks Inc.	41,300	7,709
	Accenture plc Class A	25,165	7,418
	Amphenol Corp. Class A	106,209	7,266
	Corning Inc.	163,030	6,668
	Fidelity National Information Services Inc.	44,059	6,242
*	Adobe Inc.	10,285	6,023
	TE Connectivity Ltd.	38,860	5,254
	Hewlett Packard Enterprise Co.	341,807	4,983
	Telefonaktiebolaget LM Ericsson ADR	379,415	4,773
	CDW Corp.	20,897	3,650
	Applied Materials Inc.	24,703	3,518
*	Palo Alto Networks Inc.	8,750	3,247
			224,490
Materials (0.8%)
	Avery Dennison Corp.	22,171	4,661
	International Paper Co.	65,797	4,034
			8,695
Real Estate (1.0%)
	Prologis Inc.	97,857	11,697
Utilities (1.0%)
	PPL Corp.	316,755	8,860
	Southern Co.	36,123	2,186
			11,046
Total Common Stocks (Cost $855,883)			1,081,953
3

Diversified Value Portfolio
		Shares	Market Value• ($000)
Temporary Cash Investments (5.8%)
Money Market Fund (5.8%)
[1]	Vanguard Market Liquidity Fund, 0.056% (Cost $66,220)	662,200	66,220
Total Investments (99.8%) (Cost $922,103)			1,148,173
Other Assets and Liabilities—Net (0.2%)			2,207
Net Assets (100%)			1,150,380
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	202	43,315	516

See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Value Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $855,883)	1,081,953
Affiliated Issuers (Cost $66,220)	66,220
Total Investments in Securities	1,148,173
Investment in Vanguard	40
Cash	16
Cash Collateral Pledged—Futures Contracts	2,253
Receivables for Investment Securities Sold	83
Receivables for Accrued Income	906
Receivables for Capital Shares Issued	223
Variation Margin Receivable—Futures Contracts	67
Total Assets	1,151,761
Liabilities
Payables for Investment Securities Purchased	3
Payables to Investment Advisor	340
Payables for Capital Shares Redeemed	964
Payables to Vanguard	74
Total Liabilities	1,381
Net Assets	1,150,380
At June 30, 2021, net assets consisted of:

Paid-in Capital	861,859
Total Distributable Earnings (Loss)	288,521
Net Assets	1,150,380

Net Assets
Applicable to 71,389,100 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,150,380
Net Asset Value Per Share	$16.11

See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Value Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	7,716
Interest[2]	24
Securities Lending—Net	9
Total Income	7,749
Expenses
Investment Advisory Fees—Note B
Basic Fee	609
Performance Adjustment	26
The Vanguard Group—Note C
Management and Administrative	802
Marketing and Distribution	25
Custodian Fees	6
Shareholders’ Reports	4
Trustees’ Fees and Expenses	—
Total Expenses	1,472
Net Investment Income	6,277
Realized Net Gain (Loss)
Investment Securities Sold[2]	50,981
Futures Contracts	6,009
Realized Net Gain (Loss)	56,990
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	126,573
Futures Contracts	(225)
Change in Unrealized Appreciation (Depreciation)	126,348
Net Increase (Decrease) in Net Assets Resulting from Operations	189,615
1	Dividends are net of foreign withholding taxes of $59,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $23,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,277	14,217
Realized Net Gain (Loss)	56,990	16,081
Change in Unrealized Appreciation (Depreciation)	126,348	61,908
Net Increase (Decrease) in Net Assets Resulting from Operations	189,615	92,206
Distributions
Total Distributions	(28,403)	(170,717)
Capital Share Transactions
Issued	123,772	95,482
Issued in Lieu of Cash Distributions	28,403	170,717
Redeemed	(114,247)	(210,173)
Net Increase (Decrease) from Capital Share Transactions	37,928	56,026
Total Increase (Decrease)	199,140	(22,485)
Net Assets
Beginning of Period	951,240	973,725
End of Period	1,150,380	951,240

See accompanying Notes, which are an integral part of the Financial Statements.
6

Diversified Value Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$13.74	$16.45	$14.33	$17.04	$17.11	$16.55
Investment Operations
Net Investment Income	.091[1]	.209[1]	.364[1]	.412[1]	.401[1]	.496
Net Realized and Unrealized Gain (Loss) on Investments	2.692	.133	3.135	(1.872)	1.658	1.468
Total from Investment Operations	2.783	.342	3.499	(1.460)	2.059	1.964
Distributions
Dividends from Net Investment Income	(.174)	(.409)	(.462)	(.423)	(.491)	(.461)
Distributions from Realized Capital Gains	(.239)	(2.643)	(.917)	(.827)	(1.638)	(.943)
Total Distributions	(.413)	(3.052)	(1.379)	(1.250)	(2.129)	(1.404)
Net Asset Value, End of Period	$16.11	$13.74	$16.45	$14.33	$17.04	$17.11
Total Return	20.45%	11.78%	25.70%	-9.12%	13.16%	12.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,150	$951	$974	$887	$1,137	$1,130
Ratio of Total Expenses to Average Net Assets[2]	0.28%	0.28%	0.24%	0.25%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.70%	2.39%	2.58%	2.45%	3.01%
Portfolio Turnover Rate	17%	34%	117%	18%	18%	34%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.00%, (0.03%), (0.03%), (0.03%), and (0.03%).

See accompanying Notes, which are an integral part of the Financial Statements.
7

Diversified Value Portfolio
Notes to Financial Statements
The Diversified Value Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that
8

Diversified Value Portfolio
borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC, are subject to quarterly adjustments based on performance relative to the S&P 500 Index and the Russell 1000 Value Index, respectively, since December 31, 2019.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.12% of the portfolio’s average net assets, before a net increase of $26,000 (0.00%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $40,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital
9

Diversified Value Portfolio
received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	922,119
Gross Unrealized Appreciation	252,029
Gross Unrealized Depreciation	(25,459)
Net Unrealized Appreciation (Depreciation)	226,570
F.	During the six months ended June 30, 2021, the portfolio purchased $164,748,000 of investment securities and sold $172,656,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	8,119	8,217
Issued in Lieu of Cash Distributions	1,880	18,926
Redeemed	(7,846)	(17,100)
Net Increase (Decrease) in Shares Outstanding	2,153	10,043
At June 30, 2021, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of at least 25% or more of the portfolio’s net assets, with a combined ownership of 80%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Diversified Value Portfolio has renewed the portfolio’s investment advisory arrangement with Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley) and Lazard Asset Management LLC (Lazard). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the investment management services to be provided by Hotchkis and Wiley and Lazard and took into account the organizational depth and stability of each advisor. The board considered the following:
Hotchkis and Wiley. Founded in 1980, Hotchkis and Wiley is a value-oriented firm that manages various large-, mid-, and small-cap portfolios. Hotchkis and Wiley invests in companies where it believes that the present value of future cash flows exceeds the market price. The firm believes that the market frequently undervalues companies because of the extrapolation of current trends, while capital flows normally cause a company’s returns and profitability to normalize over the long term. Hotchkis and Wiley seeks to identify these companies with a disciplined, bottom-up research process. The portfolio managers leverage the support of a broad analyst team, which is organized into sector teams in an effort to better understand the impact that industry dynamics and macroeconomic risk factors might have on individual companies. Hotchkis and Wiley has managed a portion of the portfolio since December 2019.
Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities.
The investment team at Lazard employs a relative value, bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. Utilizing scenario analysis, the team seeks to understand the durability and future direction of financial productivity and valuation. Lazard has managed a portion of the portfolio since December 2019.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.
Investment performance
The board considered the performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.
11

The board did not consider the profitability of Hotchkis and Wiley and Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio will realize economies of scale that are built into the advisory fee rates negotiated with Hotchkis and Wiley and Lazard without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangements again after a one-year period.
12

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Diversified Value Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
13

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Q692DV 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Equity Income Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	12
Liquidity Risk Management	14

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Equity Income Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,155.90	$1.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Income Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	4.8%
Consumer Discretionary	5.0
Consumer Staples	14.5
Energy	6.1
Financials	21.8
Health Care	16.8
Industrials	10.3
Information Technology	9.1
Materials	3.6
Real Estate	1.0
Utilities	7.0
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Income Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (97.0%)
Communication Services (4.7%)
Comcast Corp. Class A	691,096	39,406
Verizon Communications Inc.	489,294	27,415
AT&T Inc.	246,600	7,097
Lumen Technologies Inc.	267,880	3,641
Omnicom Group Inc.	34,109	2,728
Interpublic Group of Cos. Inc.	63,252	2,055
TEGNA Inc.	96,685	1,814
Telephone and Data Systems Inc.	20,746	470
		84,626
Consumer Discretionary (4.8%)
Home Depot Inc.	109,579	34,944
McDonald's Corp.	78,548	18,144
Lowe's Cos. Inc.	52,681	10,219
TJX Cos. Inc.	70,454	4,750
Polaris Inc.	28,011	3,836
Best Buy Co. Inc.	33,340	3,833
Target Corp.	15,380	3,718
H&R Block Inc.	157,434	3,697
Kontoor Brands Inc.	30,776	1,736
Foot Locker Inc.	25,688	1,583
Big Lots Inc.	22,074	1,457
		87,917
Consumer Staples (14.0%)
Procter & Gamble Co.	363,542	49,053
Philip Morris International Inc.	362,242	35,902
Mondelez International Inc. Class A	460,785	28,771
PepsiCo Inc.	148,340	21,980
Coca-Cola Co.	362,946	19,639
Archer-Daniels-Midland Co.	227,997	13,817
Unilever plc ADR	233,017	13,631
Walmart Inc.	88,859	12,531
Kimberly-Clark Corp.	80,020	10,705
Nestle SA ADR	80,307	10,018
Kellogg Co.	136,817	8,801
Altria Group Inc.	150,365	7,169
Tyson Foods Inc. Class A	53,790	3,968
General Mills Inc.	57,694	3,515
Vector Group Ltd.	222,711	3,149
Nu Skin Enterprises Inc. Class A	50,469	2,859
Campbell Soup Co.	38,488	1,755
Spectrum Brands Holdings Inc.	19,176	1,631
Hershey Co.	9,026	1,572
Medifast Inc.	4,065	1,150
Weis Markets Inc.	20,889	1,079
Colgate-Palmolive Co.	8,062	656
Ingredion Inc.	4,591	415
SpartanNash Co.	11,603	224
		253,990
		Shares	Market Value• ($000)
Energy (5.9%)
	Pioneer Natural Resources Co.	137,586	22,360
	ConocoPhillips	310,833	18,930
[1]	TC Energy Corp.	235,738	11,665
	Exxon Mobil Corp.	176,163	11,112
	Phillips 66	128,155	10,998
	Chevron Corp.	95,382	9,990
	Schlumberger NV	171,166	5,479
	Kinder Morgan Inc.	255,714	4,662
	Targa Resources Corp.	78,734	3,500
	Cimarex Energy Co.	31,382	2,274
	Halliburton Co.	97,885	2,263
	APA Corp.	73,436	1,588
	Ovintiv Inc.	41,870	1,318
	SFL Corp. Ltd.	36,574	280
			106,419
Financials (21.2%)
	JPMorgan Chase & Co.	429,030	66,731
	Bank of America Corp.	1,342,393	55,347
	Morgan Stanley	386,751	35,461
	MetLife Inc.	424,777	25,423
	BlackRock Inc.	28,132	24,615
	Chubb Ltd.	148,338	23,577
	Progressive Corp.	208,571	20,484
	Truist Financial Corp.	337,373	18,724
	PNC Financial Services Group Inc.	73,441	14,010
	Blackstone Group Inc.	113,471	11,023
	Citigroup Inc.	138,529	9,801
	Wells Fargo & Co.	214,611	9,720
	M&T Bank Corp.	61,941	9,001
	Aflac Inc.	88,732	4,761
	U.S. Bancorp	78,263	4,459
	Ally Financial Inc.	85,339	4,253
	Navient Corp.	208,820	4,036
	Synchrony Financial	80,644	3,913
	Jefferies Financial Group Inc.	112,754	3,856
	Fidelity National Financial Inc.	80,231	3,487
	First American Financial Corp.	54,106	3,373
	First Horizon Corp.	192,362	3,324
	Associated Banc-Corp.	146,882	3,008
	CNO Financial Group Inc.	120,050	2,836
	FNB Corp.	229,130	2,825
	Bank of New York Mellon Corp.	37,438	1,918
	New York Community Bancorp Inc.	166,800	1,838
	Hope Bancorp Inc.	91,268	1,294
	Fifth Third Bancorp	33,825	1,293
	Umpqua Holdings Corp.	62,118	1,146
	Mercury General Corp.	16,337	1,061
	Old National Bancorp	55,789	982
	Prudential Financial Inc.	8,973	919
	PacWest Bancorp	21,373	880
	Unum Group	28,772	817
	CME Group Inc.	3,577	761
		Shares	Market Value• ($000)
	OneMain Holdings Inc.	12,436	745
	First Financial Bancorp	27,125	641
	Columbia Banking System Inc.	12,740	491
	Westamerica BanCorp.	6,871	399
	KeyCorp.	13,913	287
	Virtu Financial Inc. Class A	10,118	280
			383,800
Health Care (16.3%)
	Johnson & Johnson	412,986	68,035
	Eli Lilly & Co.	162,166	37,220
	Pfizer Inc.	827,024	32,386
	Merck & Co. Inc.	409,091	31,815
	UnitedHealth Group Inc.	47,888	19,176
	Becton Dickinson and Co.	62,693	15,246
	Anthem Inc.	29,046	11,090
	Medtronic plc	86,003	10,675
	Baxter International Inc.	125,673	10,117
[1]	AstraZeneca plc ADR	166,287	9,961
	Roche Holding AG	24,610	9,274
	Bristol-Myers Squibb Co.	132,334	8,843
	Novartis AG (Registered)	88,951	8,115
	Gilead Sciences Inc.	104,268	7,180
	AbbVie Inc.	52,723	5,939
	Cardinal Health Inc.	67,482	3,852
	Amgen Inc.	13,505	3,292
	CVS Health Corp.	30,963	2,584
*	Organon & Co.	14,774	447
			295,247
Industrials (10.0%)
	Lockheed Martin Corp.	67,255	25,446
	Caterpillar Inc.	98,421	21,419
	Eaton Corp. plc	136,705	20,257
	Raytheon Technologies Corp.	230,688	19,680
	General Dynamics Corp.	83,026	15,631
	Johnson Controls International plc	220,648	15,143
	Union Pacific Corp.	47,630	10,475
	Honeywell International Inc.	34,025	7,463
	Illinois Tool Works Inc.	27,883	6,234
	Waste Management Inc.	43,065	6,034
	United Parcel Service Inc. Class B	25,498	5,303
	Cummins Inc.	19,022	4,638
	3M Co.	21,061	4,183
	Triton International Ltd.	64,342	3,368
	Ryder System Inc.	41,896	3,114
	nVent Electric plc	86,214	2,693
	ABM Industries Inc.	51,917	2,303
	ManpowerGroup Inc.	18,135	2,156
	Emerson Electric Co.	21,426	2,062
	H&E Equipment Services Inc.	34,699	1,154
	PACCAR Inc.	10,991	981
	Watsco Inc.	1,516	435
3

Equity Income Portfolio
	Shares	Market Value• ($000)
McGrath RentCorp.	3,996	326
		180,498
Information Technology (8.8%)
Cisco Systems Inc.	868,413	46,026
TE Connectivity Ltd.	126,834	17,149
Corning Inc.	396,669	16,224
Automatic Data Processing Inc.	62,253	12,365
Analog Devices Inc.	65,512	11,279
Texas Instruments Inc.	50,245	9,662
International Business Machines Corp.	63,111	9,251
QUALCOMM Inc.	63,855	9,127
Intel Corp.	155,587	8,735
Broadcom Inc.	11,011	5,250
HP Inc.	162,246	4,898
KLA Corp.	9,981	3,236
Avnet Inc.	60,436	2,422
ADTRAN Inc.	92,845	1,917
Xperi Holding Corp.	76,377	1,699
Paychex Inc.	4,922	528
Hewlett Packard Enterprise Co.	20,257	295
		160,063
Materials (3.5%)
PPG Industries Inc.	86,509	14,687
Celanese Corp. Class A	90,193	13,673
Rio Tinto plc ADR	96,700	8,112
Dow Inc.	81,881	5,181
Nucor Corp.	49,299	4,729
Linde plc	15,268	4,414
Steel Dynamics Inc.	57,374	3,419
Commercial Metals Co.	110,629	3,399
Reliance Steel & Aluminum Co.	21,389	3,228
Newmont Corp.	22,876	1,450
LyondellBasell Industries NV Class A	9,513	979
DuPont de Nemours Inc.	4,859	376
		Shares	Market Value• ($000)
	Worthington Industries Inc.	4,545	278
			63,925
Real Estate (1.0%)
	Crown Castle International Corp.	90,674	17,691
Utilities (6.8%)
	Dominion Energy Inc.	263,879	19,413
	Sempra Energy	141,752	18,779
	Duke Energy Corp.	157,148	15,514
	American Electric Power Co. Inc.	137,862	11,662
	Exelon Corp.	228,672	10,132
	DTE Energy Co.	62,490	8,099
	Entergy Corp.	77,432	7,720
	UGI Corp.	165,704	7,674
	AES Corp.	152,884	3,986
	Evergy Inc.	59,605	3,602
	NextEra Energy Inc.	47,936	3,513
	Portland General Electric Co.	66,079	3,045
	Southern Co.	43,248	2,617
	MDU Resources Group Inc.	62,305	1,953
	New Jersey Resources Corp.	44,376	1,756
	Hawaiian Electric Industries Inc.	30,052	1,270
	National Fuel Gas Co.	19,217	1,004
	CMS Energy Corp.	10,523	622
	PPL Corp.	17,998	503
	Southwest Gas Holdings Inc.	5,788	383
			123,247
Total Common Stocks (Cost $1,467,944)			1,757,423
Temporary Cash Investments (3.5%)
Money Market Fund (3.1%)
[2,3]	Vanguard Market Liquidity Fund, 0.056%	559,146	55,915
		Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (0.4%)
	BNP Paribas Securities Corp. 0.050%, 7/1/21 (Dated 6/30/21, Repurchase Value $7,600,000, collateralized by Federal National Mortgage Association 3.000%, 7/1/51, U.S. Treasury Bill 0.000%, 7/22/21–4/21/22, and U.S. Treasury Note/Bond 1.750%–2.000%, 7/15/22–6/30/24, with a value of $7,752,000)	7,600	7,600
U.S. Government and Agency Obligations (0.0%)
[4]	U.S. Treasury Bill, 0.020%, 8/26/21	250	250
Total Temporary Cash Investments (Cost $63,765)			63,765
Total Investments (100.5%) (Cost $1,531,709)			1,821,188
Other Assets and Liabilities—Net (-0.5%)			(9,870)
Net Assets (100%)			1,811,318
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,030,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,678,000 was received for securities on loan.
4	Securities with a value of $98,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	203	43,529	528

See accompanying Notes, which are an integral part of the Financial Statements.
4

Equity Income Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,475,794)	1,765,273
Affiliated Issuers (Cost $55,915)	55,915
Total Investments in Securities	1,821,188
Investment in Vanguard	64
Cash	10,425
Cash Collateral Pledged—Futures Contracts	2,317
Receivables for Investment Securities Sold	2,870
Receivables for Accrued Income	3,067
Receivables for Capital Shares Issued	77
Variation Margin Receivable—Futures Contracts	72
Total Assets	1,840,080
Liabilities
Payables for Investment Securities Purchased	12,143
Collateral for Securities on Loan	14,678
Payables to Investment Advisor	359
Payables for Capital Shares Redeemed	1,410
Payables to Vanguard	172
Total Liabilities	28,762
Net Assets	1,811,318
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,186,537
Total Distributable Earnings (Loss)	624,781
Net Assets	1,811,318

Net Assets
Applicable to 70,613,319 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,811,318
Net Asset Value Per Share	$25.65

See accompanying Notes, which are an integral part of the Financial Statements.
5

Equity Income Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	28,527
Interest[2]	31
Securities Lending—Net	5
Total Income	28,563
Expenses
Investment Advisory Fees—Note B
Basic Fee	961
Performance Adjustment	104
The Vanguard Group—Note C
Management and Administrative	1,951
Marketing and Distribution	61
Custodian Fees	9
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Total Expenses	3,092
Net Investment Income	25,471
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	298,844
Futures Contracts	15,461
Foreign Currencies	3
Realized Net Gain (Loss)	314,308
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(23,225)
Futures Contracts	(854)
Foreign Currencies	(24)
Change in Unrealized Appreciation (Depreciation)	(24,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	315,676
1	Dividends are net of foreign withholding taxes of $224,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $29,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $201,993,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,471	49,699
Realized Net Gain (Loss)	314,308	41,784
Change in Unrealized Appreciation (Depreciation)	(24,103)	(17,679)
Net Increase (Decrease) in Net Assets Resulting from Operations	315,676	73,804
Distributions
Total Distributions	(90,458)	(106,167)
Capital Share Transactions
Issued	293,012	395,902
Issued in Lieu of Cash Distributions	90,458	106,167
Redeemed	(818,807)	(282,471)
Net Increase (Decrease) from Capital Share Transactions	(435,337)	219,598
Total Increase (Decrease)	(210,119)	187,235
Net Assets
Beginning of Period	2,021,437	1,834,202
End of Period	1,811,318	2,021,437

See accompanying Notes, which are an integral part of the Financial Statements.
6

Equity Income Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$23.07	$24.17	$21.24	$24.64	$22.10	$21.22
Investment Operations
Net Investment Income	.306[1]	.595[1]	.619[1]	.620[1]	.582[1]	.568
Net Realized and Unrealized Gain (Loss) on Investments	3.248	(.305)	4.319	(1.977)	3.275	2.361
Total from Investment Operations	3.554	.290	4.938	(1.357)	3.857	2.929
Distributions
Dividends from Net Investment Income	(.506)	(.618)	(.586)	(.562)	(.583)	(.583)
Distributions from Realized Capital Gains	(.468)	(.772)	(1.422)	(1.481)	(.734)	(1.466)
Total Distributions	(.974)	(1.390)	(2.008)	(2.043)	(1.317)	(2.049)
Net Asset Value, End of Period	$25.65	$23.07	$24.17	$21.24	$24.64	$22.10
Total Return	15.59%	3.25%	24.43%	-5.96%	18.25%	15.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,811	$2,021	$1,834	$1,374	$1,372	$1,172
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.30%	0.30%	0.29%	0.31%	0.30%
Ratio of Net Investment Income to Average Net Assets	2.45%	2.86%	2.76%	2.69%	2.56%	2.89%
Portfolio Turnover Rate	19%[3]	40%	33%	36%	38%	32%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, (0.00%), (0.00%), and (0.01%).
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Income Portfolio
Notes to Financial Statements
The Equity Income Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of
8

Equity Income Portfolio
the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

Equity Income Portfolio
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on the portfolio’s performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $314,000 for the six months ended June 30, 2021.
For the six months ended June 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.09% of the portfolio’s average net assets, before an increase of $104,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $64,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,740,034	17,389	—	1,757,423
Temporary Cash Investments	55,915	7,850	—	63,765
Total	1,795,949	25,239	—	1,821,188
Derivative Financial Instruments
Assets
Futures Contracts[1]	528	—	—	528
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
10

Equity Income Portfolio
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,532,578
Gross Unrealized Appreciation	308,585
Gross Unrealized Depreciation	(19,447)
Net Unrealized Appreciation (Depreciation)	289,138
F.	During the six months ended June 30, 2021, the portfolio purchased $552,138,000 of investment securities and sold $1,012,790,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $646,532,000, respectively, in connection with in-kind purchases and redemptions of the portfolio's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	12,161	19,269
Issued in Lieu of Cash Distributions	3,683	6,241
Redeemed	(32,864)	(13,762)
Net Increase (Decrease) in Shares Outstanding	(17,020)	11,748
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Income Portfolio has renewed the portfolio’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and very attractive valuation. While every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has advised a portion of the portfolio since 2003.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability
12

analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rate negotiated with Wellington Management without any need for asset-level breakpoints. Wellington Management’s advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Income Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
14

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692EQUC 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Equity Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,152.00	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Index Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	11.1%
Consumer Discretionary	12.3
Consumer Staples	5.9
Energy	2.9
Financials	11.3
Health Care	13.0
Industrials	8.5
Information Technology	27.4
Materials	2.6
Real Estate	2.6
Utilities	2.4
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (11.1%)
*	Facebook Inc. Class A	557,449	193,831
*	Alphabet Inc. Class A	69,989	170,898
*	Alphabet Inc. Class C	66,230	165,994
*	Walt Disney Co.	422,709	74,299
	Comcast Corp. Class A	1,066,640	60,820
*	Netflix Inc.	103,159	54,490
	Verizon Communications Inc.	963,150	53,965
	AT&T Inc.	1,661,022	47,804
*	Charter Communications Inc. Class A	32,040	23,115
*	T-Mobile US Inc.	136,339	19,746
	Activision Blizzard Inc.	180,790	17,255
*	Twitter Inc.	185,687	12,777
	Electronic Arts Inc.	66,591	9,578
	ViacomCBS Inc. Class B	140,842	6,366
*	Take-Two Interactive Software Inc.	26,875	4,757
	Omnicom Group Inc.	50,021	4,001
	Lumen Technologies Inc.	231,995	3,153
	Interpublic Group of Cos. Inc.	91,710	2,980
*	Live Nation Entertainment Inc.	33,688	2,951
	Fox Corp. Class A	76,301	2,833
*	DISH Network Corp. Class A	57,683	2,411
	News Corp. Class A	91,975	2,370
*	Discovery Inc. Class C	69,929	2,026
	Fox Corp. Class B	34,914	1,229
*	Discovery Inc. Class A	39,460	1,211
	News Corp. Class B	27,467	669
			941,529
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	99,733	343,097
*	Tesla Inc.	179,299	121,870
	Home Depot Inc.	247,381	78,887
	NIKE Inc. Class B	296,611	45,823
	McDonald's Corp.	173,600	40,100
	Lowe's Cos. Inc.	164,479	31,904
	Starbucks Corp.	274,146	30,652
	Target Corp.	115,111	27,827
*	Booking Holdings Inc.	9,552	20,901
	TJX Cos. Inc.	280,637	18,921
*	General Motors Co.	297,012	17,574
*	Ford Motor Co.	912,197	13,555
	Dollar General Corp.	54,970	11,895
	eBay Inc.	150,578	10,572
	Ross Stores Inc.	82,996	10,291
*	Chipotle Mexican Grill Inc.	6,550	10,155
*	Aptiv plc	62,933	9,901
*	O'Reilly Automotive Inc.	16,237	9,194
*	Marriott International Inc. Class A	62,141	8,483
	Yum! Brands Inc.	69,322	7,974
*	Hilton Worldwide Holdings Inc.	64,816	7,818
*	AutoZone Inc.	5,030	7,506
	DR Horton Inc.	76,316	6,897
	Lennar Corp. Class A	63,373	6,296
	VF Corp.	74,739	6,132
*	Etsy Inc.	29,549	6,082
	Best Buy Co. Inc.	51,832	5,960
*	Expedia Group Inc.	32,892	5,385
*	Dollar Tree Inc.	53,928	5,366
		Shares	Market Value• ($000)
	Garmin Ltd.	34,836	5,039
*	Caesars Entertainment Inc.	48,513	5,033
	Tractor Supply Co.	26,779	4,982
*	CarMax Inc.	37,903	4,895
*	Carnival Corp.	185,605	4,893
	Darden Restaurants Inc.	30,393	4,437
*	Ulta Beauty Inc.	12,719	4,398
*	Royal Caribbean Cruises Ltd.	51,035	4,352
	Pool Corp.	9,335	4,282
	Genuine Parts Co.	33,594	4,249
	Domino's Pizza Inc.	9,023	4,209
*	Las Vegas Sands Corp.	76,542	4,033
	MGM Resorts International	94,565	4,033
*	NVR Inc.	794	3,949
	L Brands Inc.	54,482	3,926
	PulteGroup Inc.	61,435	3,352
*	LKQ Corp.	64,766	3,188
	Whirlpool Corp.	14,580	3,179
	Advance Auto Parts Inc.	15,191	3,116
*	Wynn Resorts Ltd.	24,520	2,999
	Hasbro Inc.	29,832	2,820
*	Tapestry Inc.	64,834	2,819
	BorgWarner Inc.	55,689	2,703
*	Penn National Gaming Inc.	34,619	2,648
*	Mohawk Industries Inc.	13,653	2,624
*	Norwegian Cruise Line Holdings Ltd.	86,281	2,538
	Newell Brands Inc.	88,178	2,422
*	PVH Corp.	16,524	1,778
	Gap Inc.	48,175	1,621
	Leggett & Platt Inc.	31,088	1,611
	Hanesbrands Inc.	81,641	1,524
	Ralph Lauren Corp.	11,285	1,329
*	Under Armour Inc. Class A	44,783	947
*	Under Armour Inc. Class C	45,043	836
	Lennar Corp. Class B	1,027	84
			1,037,866
Consumer Staples (5.8%)
	Procter & Gamble Co.	569,554	76,850
	Coca-Cola Co.	902,753	48,848
	PepsiCo Inc.	321,414	47,624
	Walmart Inc.	319,444	45,048
	Costco Wholesale Corp.	102,851	40,695
	Philip Morris International Inc.	362,618	35,939
	Altria Group Inc.	430,580	20,530
	Mondelez International Inc. Class A	326,835	20,408
	Estee Lauder Cos. Inc. Class A	53,958	17,163
	Colgate-Palmolive Co.	196,809	16,010
	Kimberly-Clark Corp.	78,491	10,501
	Sysco Corp.	119,053	9,256
	Constellation Brands Inc. Class A	39,319	9,196
	Walgreens Boots Alliance Inc.	166,922	8,782
	General Mills Inc.	141,906	8,646
	Archer-Daniels-Midland Co.	130,001	7,878
*	Monster Beverage Corp.	86,091	7,864
	Kroger Co.	176,123	6,747
	Kraft Heinz Co.	150,802	6,150
	Hershey Co.	34,070	5,934
	Clorox Co.	28,913	5,202
	McCormick & Co. Inc. (Non-Voting)	57,886	5,112
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	68,503	5,053
	Church & Dwight Co. Inc.	57,147	4,870
	Conagra Brands Inc.	111,458	4,055
	Kellogg Co.	58,505	3,764
	J M Smucker Co.	25,559	3,312
	Brown-Forman Corp. Class B	42,517	3,186
	Hormel Foods Corp.	65,729	3,139
	Lamb Weston Holdings Inc.	34,023	2,744
*	Molson Coors Beverage Co. Class B	43,920	2,358
	Campbell Soup Co.	47,266	2,155
			495,019
Energy (2.8%)
	Exxon Mobil Corp.	984,936	62,130
	Chevron Corp.	449,657	47,097
	ConocoPhillips	313,965	19,120
	EOG Resources Inc.	135,787	11,330
	Schlumberger NV	325,249	10,411
	Marathon Petroleum Corp.	148,232	8,956
	Pioneer Natural Resources Co.	53,924	8,764
	Phillips 66	101,876	8,743
	Kinder Morgan Inc.	453,116	8,260
	Williams Cos. Inc.	282,649	7,504
	Valero Energy Corp.	95,104	7,426
	Occidental Petroleum Corp.	195,421	6,111
	ONEOK Inc.	103,604	5,765
	Hess Corp.	63,822	5,573
	Halliburton Co.	206,913	4,784
	Devon Energy Corp.	138,331	4,038
	Diamondback Energy Inc.	42,170	3,959
	Baker Hughes Co.	169,427	3,875
	Marathon Oil Corp.	182,815	2,490
	APA Corp.	87,898	1,901
	Cabot Oil & Gas Corp.	93,477	1,632
*	NOV Inc.	91,093	1,396
			241,265
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	409,136	113,707
	JPMorgan Chase & Co.	704,239	109,537
	Bank of America Corp.	1,754,306	72,330
	Wells Fargo & Co.	961,652	43,553
	Citigroup Inc.	480,871	34,022
	Morgan Stanley	346,300	31,752
	Goldman Sachs Group Inc.	79,152	30,041
	BlackRock Inc.	33,003	28,877
	Charles Schwab Corp.	348,949	25,407
	American Express Co.	151,387	25,014
	S&P Global Inc.	56,044	23,003
	PNC Financial Services Group Inc.	98,827	18,852
	US Bancorp	315,308	17,963
	CME Group Inc.	83,540	17,767
	Truist Financial Corp.	312,840	17,363
	Marsh & McLennan Cos. Inc.	118,309	16,644
	Chubb Ltd.	104,608	16,626
	Capital One Financial Corp.	105,043	16,249
	Intercontinental Exchange Inc.	130,924	15,541
	Moody's Corp.	37,456	13,573
	Progressive Corp.	136,129	13,369
	Aon plc Class A	52,498	12,534
	T. Rowe Price Group Inc.	52,783	10,450
	MetLife Inc.	173,069	10,358
	MSCI Inc.	19,178	10,223
	Bank of New York Mellon Corp.	187,660	9,614
	American International Group Inc.	199,604	9,501
	Prudential Financial Inc.	91,615	9,388
	Allstate Corp.	69,629	9,082
*	Berkshire Hathaway Inc. Class A	21	8,791
	Travelers Cos. Inc.	58,496	8,757
	Discover Financial Services	70,948	8,392
		Shares	Market Value• ($000)
	Aflac Inc.	147,002	7,887
	First Republic Bank	40,943	7,663
*	SVB Financial Group	12,637	7,032
	Willis Towers Watson plc	30,007	6,902
	Ameriprise Financial Inc.	26,962	6,710
	Arthur J Gallagher & Co.	47,666	6,677
	State Street Corp.	80,904	6,657
	Fifth Third Bancorp	163,745	6,260
	Synchrony Financial	125,813	6,105
	Northern Trust Corp.	48,426	5,599
	Hartford Financial Services Group Inc.	83,088	5,149
	Huntington Bancshares Inc.	343,635	4,904
	Nasdaq Inc.	26,764	4,705
	KeyCorp	225,599	4,659
	Citizens Financial Group Inc.	98,999	4,541
	Regions Financial Corp.	224,005	4,520
	M&T Bank Corp.	29,960	4,354
	MarketAxess Holdings Inc.	8,849	4,102
	Cincinnati Financial Corp.	34,793	4,058
	Principal Financial Group Inc.	58,934	3,724
	Raymond James Financial Inc.	28,460	3,697
	Cboe Global Markets Inc.	24,830	2,956
	Loews Corp.	52,171	2,851
	Lincoln National Corp.	41,730	2,622
	W R Berkley Corp.	32,616	2,428
	Everest Re Group Ltd.	9,333	2,352
	Invesco Ltd.	87,829	2,348
	Comerica Inc.	32,482	2,317
	Assurant Inc.	14,120	2,205
	Globe Life Inc.	22,113	2,106
	Zions Bancorp NA	38,248	2,022
	Franklin Resources Inc.	63,138	2,020
	People's United Financial Inc.	99,764	1,710
	Unum Group	47,643	1,353
			953,475
Health Care (12.9%)
	Johnson & Johnson	612,661	100,930
	UnitedHealth Group Inc.	219,559	87,920
	Pfizer Inc.	1,302,292	50,998
	Abbott Laboratories	413,390	47,924
	AbbVie Inc.	410,922	46,286
	Thermo Fisher Scientific Inc.	91,443	46,130
	Merck & Co. Inc.	589,077	45,813
	Eli Lilly & Co.	185,190	42,505
	Danaher Corp.	147,696	39,636
	Medtronic plc	313,024	38,856
	Bristol-Myers Squibb Co.	519,734	34,729
	Amgen Inc.	133,672	32,583
	CVS Health Corp.	306,305	25,558
*	Intuitive Surgical Inc.	27,552	25,338
	Anthem Inc.	56,966	21,750
	Zoetis Inc. Class A	110,462	20,586
	Gilead Sciences Inc.	291,775	20,092
	Stryker Corp.	76,267	19,809
	Cigna Corp.	79,839	18,927
	Becton Dickinson & Co.	67,660	16,454
*	Illumina Inc.	33,969	16,074
*	Edwards Lifesciences Corp.	144,648	14,981
*	Boston Scientific Corp.	330,612	14,137
*	Regeneron Pharmaceuticals Inc.	24,359	13,606
	Humana Inc.	30,017	13,289
	HCA Healthcare Inc.	61,156	12,643
*	IDEXX Laboratories Inc.	19,845	12,533
*	Vertex Pharmaceuticals Inc.	60,228	12,144
*	Biogen Inc.	35,028	12,129
*	IQVIA Holdings Inc.	44,608	10,809
	Agilent Technologies Inc.	70,626	10,439
*	Align Technology Inc.	16,757	10,239
*	Centene Corp.	135,581	9,888

4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Dexcom Inc.	22,503	9,609
*	Alexion Pharmaceuticals Inc.	51,428	9,448
	Baxter International Inc.	116,991	9,418
	ResMed Inc.	33,859	8,347
	Zimmer Biomet Holdings Inc.	48,517	7,803
*	Mettler-Toledo International Inc.	5,414	7,500
	McKesson Corp.	36,807	7,039
*	Laboratory Corp. of America Holdings	22,709	6,264
	West Pharmaceutical Services Inc.	17,169	6,165
	Cerner Corp.	70,062	5,476
*	Waters Corp.	14,341	4,956
	STERIS plc	22,756	4,695
	Cooper Cos. Inc.	11,442	4,534
	Teleflex Inc.	10,859	4,363
*	Charles River Laboratories International Inc.	11,671	4,317
*	Catalent Inc.	39,580	4,279
	PerkinElmer Inc.	26,045	4,022
	Viatris Inc.	280,898	4,014
	Quest Diagnostics Inc.	30,341	4,004
*	Hologic Inc.	59,503	3,970
	AmerisourceBergen Corp.	34,382	3,936
	Cardinal Health Inc.	67,383	3,847
*	Incyte Corp.	43,494	3,659
*	ABIOMED Inc.	10,539	3,289
*	Bio-Rad Laboratories Inc. Class A	5,012	3,229
	DENTSPLY SIRONA Inc.	50,693	3,207
	Universal Health Services Inc. Class B	18,168	2,660
*	Henry Schein Inc.	32,813	2,434
*	DaVita Inc.	16,346	1,969
*	Organon & Co.	59,127	1,789
	Perrigo Co. plc	31,181	1,430
			1,097,407
Industrials (8.5%)
	Honeywell International Inc.	161,597	35,446
	United Parcel Service Inc. Class B	168,272	34,995
	Union Pacific Corp.	154,550	33,990
*	Boeing Co.	127,899	30,639
	Raytheon Technologies Corp.	352,496	30,071
	Caterpillar Inc.	127,442	27,735
	General Electric Co.	2,042,378	27,490
	3M Co.	134,852	26,786
	Deere & Co.	72,577	25,599
	Lockheed Martin Corp.	56,903	21,529
	CSX Corp.	528,642	16,959
	FedEx Corp.	56,788	16,942
	Norfolk Southern Corp.	58,220	15,452
	Illinois Tool Works Inc.	66,867	14,949
	Eaton Corp. plc	92,717	13,739
	Emerson Electric Co.	139,534	13,429
	Waste Management Inc.	90,358	12,660
	Northrop Grumman Corp.	34,828	12,658
	Roper Technologies Inc.	24,486	11,513
	Johnson Controls International plc	166,744	11,444
	L3Harris Technologies Inc.	47,697	10,310
	Trane Technologies plc	55,643	10,246
	General Dynamics Corp.	53,267	10,028
	IHS Markit Ltd.	87,174	9,821
	Carrier Global Corp.	190,054	9,237
	Parker-Hannifin Corp.	30,030	9,222
	Cummins Inc.	34,009	8,292
*	TransDigm Group Inc.	12,775	8,269
	Cintas Corp.	20,534	7,844
	Rockwell Automation Inc.	27,007	7,725
	Stanley Black & Decker Inc.	37,572	7,702
	Otis Worldwide Corp.	93,847	7,674
*	Southwest Airlines Co.	137,608	7,306
	PACCAR Inc.	80,760	7,208
	AMETEK Inc.	53,722	7,172
	Fastenal Co.	133,654	6,950
		Shares	Market Value• ($000)
	Equifax Inc.	28,317	6,782
	Verisk Analytics Inc.	37,693	6,586
*	Delta Air Lines Inc.	148,796	6,437
*	Copart Inc.	48,446	6,387
*	Generac Holdings Inc.	14,639	6,077
	Kansas City Southern	21,149	5,993
	Old Dominion Freight Line Inc.	22,114	5,612
	Fortive Corp.	78,713	5,489
	Republic Services Inc.	48,951	5,385
*	United Rentals Inc.	16,822	5,366
	Dover Corp.	33,455	5,038
	Xylem Inc.	41,895	5,026
	Expeditors International of Washington Inc.	39,327	4,979
*	Teledyne Technologies Inc.	10,813	4,529
	WW Grainger Inc.	10,168	4,454
*	Ingersoll Rand Inc.	86,841	4,239
	Jacobs Engineering Group Inc.	30,290	4,041
*	United Airlines Holdings Inc.	75,156	3,930
	IDEX Corp.	17,678	3,890
	Textron Inc.	52,487	3,609
	Masco Corp.	59,180	3,486
	Westinghouse Air Brake Technologies Corp.	41,412	3,408
	Fortune Brands Home & Security Inc.	32,161	3,204
	JB Hunt Transport Services Inc.	19,435	3,167
*	American Airlines Group Inc.	149,166	3,164
*	Howmet Aerospace Inc.	90,759	3,128
	Leidos Holdings Inc.	30,865	3,120
	Quanta Services Inc.	32,467	2,941
	Allegion plc	20,980	2,922
	CH Robinson Worldwide Inc.	31,023	2,906
	Snap-on Inc.	12,613	2,818
	Pentair plc	38,596	2,605
	Robert Half International Inc.	26,331	2,343
	A O Smith Corp.	31,325	2,257
	Nielsen Holdings plc	83,226	2,053
	Huntington Ingalls Industries Inc.	9,342	1,969
	Rollins Inc.	51,374	1,757
*	Alaska Air Group Inc.	29,010	1,750
			721,878
Information Technology (27.3%)
	Apple Inc.	3,649,504	499,836
	Microsoft Corp.	1,752,251	474,685
	NVIDIA Corp.	144,945	115,971
	Visa Inc. Class A	393,612	92,034
*	PayPal Holdings Inc.	273,311	79,665
	Mastercard Inc. Class A	203,528	74,306
*	Adobe Inc.	111,215	65,132
	Intel Corp.	939,451	52,741
*	salesforce.com Inc.	215,444	52,627
	Cisco Systems Inc.	980,442	51,963
	Broadcom Inc.	94,997	45,298
	Accenture plc Class A	147,893	43,597
	Texas Instruments Inc.	214,869	41,319
	QUALCOMM Inc.	262,443	37,511
	Oracle Corp.	422,650	32,899
	Intuit Inc.	63,581	31,166
	International Business Machines Corp.	207,882	30,473
	Applied Materials Inc.	213,512	30,404
*	Advanced Micro Devices Inc.	282,694	26,553
*	ServiceNow Inc.	45,941	25,247
*	Micron Technology Inc.	260,906	22,172
	Lam Research Corp.	33,184	21,593
	Fidelity National Information Services Inc.	144,283	20,441
	Automatic Data Processing Inc.	99,002	19,664
*	Autodesk Inc.	51,197	14,944
*	Fiserv Inc.	138,583	14,813
	Analog Devices Inc.	85,824	14,775
	NXP Semiconductors NV	64,161	13,199
	Global Payments Inc.	68,697	12,883

5

Equity Index Portfolio
		Shares	Market Value• ($000)
	KLA Corp.	35,671	11,565
	TE Connectivity Ltd.	76,854	10,391
*	Synopsys Inc.	35,505	9,792
	Microchip Technology Inc.	63,664	9,533
	Amphenol Corp. Class A	139,101	9,516
*	Cadence Design Systems Inc.	64,756	8,860
	Motorola Solutions Inc.	39,481	8,561
	Cognizant Technology Solutions Corp. Class A	122,716	8,499
	HP Inc.	279,557	8,440
	Xilinx Inc.	57,204	8,274
	Paychex Inc.	74,637	8,009
*	Fortinet Inc.	31,543	7,513
	Corning Inc.	180,265	7,373
	Skyworks Solutions Inc.	38,408	7,365
*	ANSYS Inc.	20,277	7,037
*	Keysight Technologies Inc.	42,850	6,616
*	Zebra Technologies Corp. Class A	12,445	6,590
	Maxim Integrated Products Inc.	62,411	6,576
*	Enphase Energy Inc.	31,549	5,793
	CDW Corp.	32,598	5,693
*	VeriSign Inc.	23,032	5,244
	Teradyne Inc.	38,671	5,180
*	Qorvo Inc.	26,162	5,119
*	Western Digital Corp.	71,249	5,071
*	FleetCor Technologies Inc.	19,376	4,961
*	Gartner Inc.	20,002	4,845
*	Trimble Inc.	58,298	4,771
*	Arista Networks Inc.	12,788	4,633
	Hewlett Packard Enterprise Co.	303,389	4,423
*	Akamai Technologies Inc.	37,896	4,419
	Broadridge Financial Solutions Inc.	26,975	4,357
*	Tyler Technologies Inc.	9,469	4,284
	NetApp Inc.	51,747	4,234
*	Paycom Software Inc.	11,412	4,148
	Seagate Technology Holdings plc	46,236	4,066
	Monolithic Power Systems Inc.	9,994	3,732
	NortonLifeLock Inc.	135,159	3,679
*	PTC Inc.	24,443	3,453
	Citrix Systems Inc.	28,815	3,379
	Jack Henry & Associates Inc.	17,324	2,833
*	F5 Networks Inc.	13,902	2,595
*	DXC Technology Co.	59,240	2,307
	Western Union Co.	95,296	2,189
	Juniper Networks Inc.	76,202	2,084
*	IPG Photonics Corp.	8,367	1,764
			2,317,677
Materials (2.6%)
	Linde plc	121,024	34,988
	Sherwin-Williams Co.	55,683	15,171
	Air Products and Chemicals Inc.	51,485	14,811
	Freeport-McMoRan Inc.	340,985	12,654
	Ecolab Inc.	57,869	11,919
	Newmont Corp.	186,391	11,814
	Dow Inc.	173,771	10,996
	DuPont de Nemours Inc.	123,768	9,581
	PPG Industries Inc.	55,156	9,364
	International Flavors & Fragrances Inc.	57,910	8,652
	Corteva Inc.	171,473	7,605
	Nucor Corp.	69,607	6,677
	Ball Corp.	76,357	6,186
	LyondellBasell Industries NV Class A	59,884	6,160
	International Paper Co.	91,066	5,583
	Vulcan Materials Co.	30,867	5,373
	Martin Marietta Materials Inc.	14,499	5,101
	Albemarle Corp.	27,144	4,573
	Amcor plc	358,176	4,105
	Avery Dennison Corp.	19,308	4,059
	Celanese Corp.	26,250	3,980
	Eastman Chemical Co.	31,820	3,715
		Shares	Market Value• ($000)
	Westrock Co.	62,052	3,302
	FMC Corp.	29,972	3,243
	Packaging Corp. of America	22,102	2,993
	CF Industries Holdings Inc.	50,011	2,573
	Mosaic Co.	80,622	2,573
	Sealed Air Corp.	35,439	2,100
			219,851
Real Estate (2.6%)
	American Tower Corp.	105,791	28,578
	Prologis Inc.	172,120	20,574
	Crown Castle International Corp.	100,555	19,618
	Equinix Inc.	20,843	16,729
	Public Storage	35,419	10,650
	Simon Property Group Inc.	76,444	9,974
	Digital Realty Trust Inc.	65,513	9,857
	SBA Communications Corp.	25,444	8,109
	Welltower Inc.	97,145	8,073
	AvalonBay Communities Inc.	32,485	6,779
*	CBRE Group Inc. Class A	78,077	6,694
	Equity Residential	80,050	6,164
	Weyerhaeuser Co.	174,241	5,997
	Realty Income Corp.	87,029	5,808
	Alexandria Real Estate Equities Inc.	31,908	5,805
	Extra Space Storage Inc.	31,082	5,092
	Ventas Inc.	87,358	4,988
	Essex Property Trust Inc.	15,121	4,537
	Mid-America Apartment Communities Inc.	26,632	4,485
	Healthpeak Properties Inc.	125,360	4,173
	Duke Realty Corp.	87,099	4,124
	Boston Properties Inc.	33,020	3,784
	UDR Inc.	68,947	3,377
	Iron Mountain Inc.	67,376	2,851
*	Host Hotels & Resorts Inc.	163,997	2,803
	Regency Centers Corp.	36,819	2,359
	Kimco Realty Corp.	100,750	2,101
	Federal Realty Investment Trust	16,502	1,934
	Vornado Realty Trust	36,450	1,701
			217,718
Utilities (2.5%)
	NextEra Energy Inc.	456,346	33,441
	Duke Energy Corp.	178,940	17,665
	Southern Co.	246,308	14,904
	Dominion Energy Inc.	187,639	13,805
	Exelon Corp.	227,360	10,074
	American Electric Power Co. Inc.	116,253	9,834
	Sempra Energy	73,314	9,713
	Xcel Energy Inc.	125,225	8,250
	Public Service Enterprise Group Inc.	117,524	7,021
	WEC Energy Group Inc.	73,387	6,528
	American Water Works Co. Inc.	42,221	6,507
	Eversource Energy	79,895	6,411
	DTE Energy Co.	45,060	5,840
	Consolidated Edison Inc.	79,716	5,717
	Edison International	88,135	5,096
	PPL Corp.	178,861	5,003
	Ameren Corp.	59,373	4,752
	FirstEnergy Corp.	126,546	4,709
	Entergy Corp.	46,745	4,660
	AES Corp.	154,820	4,036
	CMS Energy Corp.	67,287	3,975
	CenterPoint Energy Inc.	135,363	3,319
	Alliant Energy Corp.	58,117	3,241
	Evergy Inc.	53,459	3,231
	Atmos Energy Corp.	30,473	2,929
	NRG Energy Inc.	56,942	2,295
	NiSource Inc.	91,118	2,232

6

Equity Index Portfolio
	Shares	Market Value• ($000)
Pinnacle West Capital Corp.	26,246	2,151
		207,339
Total Common Stocks (Cost $4,076,932)		8,451,024
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $26,449)	264,493	26,449
Total Investments (99.8%) (Cost $4,103,381)		8,477,473
Other Assets and Liabilities—Net (0.2%)		17,648
Net Assets (100%)		8,495,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	153	32,808	436
See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,076,932)	8,451,024
Affiliated Issuers (Cost $26,449)	26,449
Total Investments in Securities	8,477,473
Investment in Vanguard	290
Cash Collateral Pledged—Futures Contracts	1,684
Receivables for Accrued Income	4,934
Receivables for Capital Shares Issued	12,999
Variation Margin Receivable—Futures Contracts	50
Total Assets	8,497,430
Liabilities
Due to Custodian	8
Payables for Investment Securities Purchased	3
Payables for Capital Shares Redeemed	1,815
Payables to Vanguard	483
Total Liabilities	2,309
Net Assets	8,495,121
At June 30, 2021, net assets consisted of:

Paid-in Capital	3,901,696
Total Distributable Earnings (Loss)	4,593,425
Net Assets	8,495,121

Net Assets
Applicable to 144,802,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,495,121
Net Asset Value Per Share	$58.67
See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	55,562
Interest[1]	13
Securities Lending—Net	50
Total Income	55,625
Expenses
The Vanguard Group—Note B
Investment Advisory Services	602
Management and Administrative	4,740
Marketing and Distribution	187
Custodian Fees	24
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	5,570
Net Investment Income	50,055
Realized Net Gain (Loss)
Investment Securities Sold[1]	168,036
Futures Contracts	6,701
Realized Net Gain (Loss)	174,737
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	910,445
Futures Contracts	(815)
Change in Unrealized Appreciation (Depreciation)	909,630
Net Increase (Decrease) in Net Assets Resulting from Operations	1,134,422
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $12,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,055	112,820
Realized Net Gain (Loss)	174,737	311,521
Change in Unrealized Appreciation (Depreciation)	909,630	748,829
Net Increase (Decrease) in Net Assets Resulting from Operations	1,134,422	1,173,170
Distributions
Total Distributions	(418,079)	(242,631)
Capital Share Transactions
Issued	297,298	996,555
Issued in Lieu of Cash Distributions	418,079	242,631
Redeemed	(491,963)	(1,072,379)
Net Increase (Decrease) from Capital Share Transactions	223,414	166,807
Total Increase (Decrease)	939,757	1,097,346
Net Assets
Beginning of Period	7,555,364	6,458,018
End of Period	8,495,121	7,555,364
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$53.76	$47.70	$38.03	$41.17	$35.63	$33.25
Investment Operations
Net Investment Income	.350[1]	.798[1]	.805[1]	.804[1]	.699[1]	.704
Net Realized and Unrealized Gain (Loss) on Investments	7.566	7.014	10.791	(2.556)	6.734	3.055
Total from Investment Operations	7.916	7.812	11.596	(1.752)	7.433	3.759
Distributions
Dividends from Net Investment Income	(.754)	(.806)	(.834)	(.703)	(.699)	(.759)
Distributions from Realized Capital Gains	(2.252)	(.946)	(1.092)	(.685)	(1.194)	(.620)
Total Distributions	(3.006)	(1.752)	(1.926)	(1.388)	(1.893)	(1.379)
Net Asset Value, End of Period	$58.67	$53.76	$47.70	$38.03	$41.17	$35.63
Total Return	15.20%	18.20%	31.30%	-4.51%	21.66%	11.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,495	$7,555	$6,458	$4,934	$5,178	$4,329
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.73%	1.87%	1.94%	1.85%	2.08%
Portfolio Turnover Rate	2%	8%	4%	5%	5%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
12

Equity Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $290,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
13

Equity Index Portfolio
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,103,528
Gross Unrealized Appreciation	4,671,926
Gross Unrealized Depreciation	(297,545)
Net Unrealized Appreciation (Depreciation)	4,374,381
E.  During the six months ended June 30, 2021, the portfolio purchased $128,578,000 of investment securities and sold $253,511,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $18,481,000 and $9,824,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	5,279	22,103
Issued in Lieu of Cash Distributions	7,731	6,753
Redeemed	(8,736)	(23,722)
Net Increase (Decrease) in Shares Outstanding	4,274	5,134
At June 30, 2021, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Total Stock Market Index Portfolio) were each a record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 67%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
16

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692EQUX 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Global Bond Index Portfolio
(with underlying Total Bond Market Index Portfolio)

Contents
Global Bond Index Portfolio (with underlying Total Bond Index Portfolio)	1

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Global Bond Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Global Bond Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Global Bond Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$982.50	$0.64
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The portfolio's annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Global Bond Index Portfolio
Underlying Vanguard Funds
As of June 30, 2021
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	70.0%
Vanguard Total International Bond Index Fund Admiral Shares	30.0
The table reflects the portfolio's investments, except for short-term investments.
2

Global Bond Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (70.0%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	25,660,709	313,830
International Bond Fund (30.0%)
Vanguard Total International Bond Index Fund Admiral Shares	5,895,633	134,479
Total Investments (100.0%) (Cost $447,513)		448,309
Other Assets and Liabilities—Net (0.0%)		(181)
Net Assets (100%)		448,128
Cost is in $000.
•	See Note A in Notes to Financial Statements.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Global Bond Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $447,513)	448,309
Receivables for Investment Securities Sold	200
Receivables for Accrued Income	91
Receivables for Capital Shares Issued	5
Total Assets	448,605
Liabilities
Due to Custodian	79
Payables for Investment Securities Purchased	91
Payables for Capital Shares Redeemed	307
Total Liabilities	477
Net Assets	448,128
At June 30, 2021, net assets consisted of:

Paid-in Capital	437,123
Total Distributable Earnings (Loss)	11,005
Net Assets	448,128

Net Assets
Applicable to 21,021,155 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	448,128
Net Asset Value Per Share	$21.32
See accompanying Notes, which are an integral part of the Financial Statements.
4

Global Bond Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	7,012
Net Investment Income—Note B	7,012
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	2,586
Affiliated Funds Sold	977
Realized Net Gain (Loss)	3,563
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(18,421)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,846)
See accompanying Notes, which are an integral part of the Financial Statements.
5

Global Bond Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,012	8,049
Realized Net Gain (Loss)	3,563	5,867
Change in Unrealized Appreciation (Depreciation)	(18,421)	10,779
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,846)	24,695
Distributions
Total Distributions	(13,731)	(7,540)
Capital Share Transactions
Issued	50,670	267,805
Issued in Lieu of Cash Distributions	13,731	7,540
Redeemed	(32,343)	(86,908)
Net Increase (Decrease) from Capital Share Transactions	32,058	188,437
Total Increase (Decrease)	10,481	205,592
Net Assets
Beginning of Period	437,647	232,055
End of Period	448,128	437,647
See accompanying Notes, which are an integral part of the Financial Statements.
6

Global Bond Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,			September 7, 2017[1] to December 31,
		2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.40	$21.41	$20.07	$19.97	$20.00
Investment Operations
Net Investment Income[2]	.340	.437	.571	.462	.164
Capital Gain Distributions Received[2]	.126	.011	—	.020	—
Net Realized and Unrealized Gain (Loss) on Investments	(.866)	.962	1.100	(.327)	(.194)
Total from Investment Operations	(.400)	1.410	1.671	.155	(.030)
Distributions
Dividends from Net Investment Income	(.390)	(.338)	(.306)	(.051)	—
Distributions from Realized Capital Gains	(.290)	(.082)	(.025)	(.004)	—
Total Distributions	(.680)	(.420)	(.331)	(.055)	—
Net Asset Value, End of Period	$21.32	$22.40	$21.41	$20.07	$19.97
Total Return	-1.75%	6.67%	8.41%	0.78%	-0.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$448	$438	$232	$163	$55
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.14%[3]
Ratio of Net Investment Income to Average Net Assets	3.18%	1.98%	2.73%	2.34%	2.59%[3]
Portfolio Turnover Rate	4%	16%	12%	10%	8%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Bond Index Portfolio
Notes to Financial Statements
The Global Bond Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in Vanguard Variable Insurance Funds Total Bond Market Index Portfolio. The accompanying financial statements of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
8

Global Bond Index Portfolio
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2021, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	447,513
Gross Unrealized Appreciation	5,098
Gross Unrealized Depreciation	(4,302)
Net Unrealized Appreciation (Depreciation)	796
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	2,329	12,283
Issued in Lieu of Cash Distributions	652	351
Redeemed	(1,497)	(3,935)
Net Increase (Decrease) in Shares Outstanding	1,484	8,699
At June 30, 2021, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) were each a record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 68%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
9

Global Bond Index Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	323	NA1	NA1	—	—	—	—	—
Vanguard Total International Bond Index Fund	131,333	11,812	5,316	248	(3,598)	563	—	134,479
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	306,684	32,539	11,299	729	(14,823)	6,449	2,586	313,830
Total	438,340	44,351	16,615	977	(18,421)	7,012	2,586	448,309
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Global Bond Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short-term and since-inception performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Global Bond Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692GBI 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	88
Liquidity Risk Management	89

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Total Bond Market Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$983.60	$0.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Bond Market Index Portfolio
Portfolio Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	29.2
Sovereign Bonds	4.0
Taxable Municipal Bonds	0.8
U.S. Government and Agency Obligations	63.3
The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
2

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (63.1%)
U.S. Government Securities (40.9%)
U.S. Treasury Note/Bond	8.000%	11/15/21	3,400	3,497
U.S. Treasury Note/Bond	0.125%	7/31/22	7,974	7,975
U.S. Treasury Note/Bond	1.875%	7/31/22	5,357	5,459
U.S. Treasury Note/Bond	2.000%	7/31/22	2,615	2,669
U.S. Treasury Note/Bond	1.500%	8/15/22	10,098	10,254
U.S. Treasury Note/Bond	1.625%	8/15/22	2,169	2,206
U.S. Treasury Note/Bond	7.250%	8/15/22	875	944
U.S. Treasury Note/Bond	0.125%	8/31/22	16,730	16,730
U.S. Treasury Note/Bond	1.625%	8/31/22	9,570	9,737
U.S. Treasury Note/Bond	1.875%	8/31/22	5,445	5,556
U.S. Treasury Note/Bond	1.500%	9/15/22	778	791
U.S. Treasury Note/Bond	0.125%	9/30/22	1,631	1,631
U.S. Treasury Note/Bond	1.750%	9/30/22	9,437	9,627
U.S. Treasury Note/Bond	1.875%	9/30/22	9,975	10,192
U.S. Treasury Note/Bond	1.375%	10/15/22	4,386	4,455
U.S. Treasury Note/Bond	1.875%	10/31/22	6,520	6,670
U.S. Treasury Note/Bond	2.000%	10/31/22	7,947	8,143
U.S. Treasury Note/Bond	1.625%	11/15/22	21,235	21,663
U.S. Treasury Note/Bond	7.625%	11/15/22	40	44
U.S. Treasury Note/Bond	0.125%	11/30/22	25,065	25,053
U.S. Treasury Note/Bond	2.000%	11/30/22	20,733	21,271
U.S. Treasury Note/Bond	1.625%	12/15/22	7,625	7,787
U.S. Treasury Note/Bond	0.125%	12/31/22	460	460
U.S. Treasury Note/Bond	2.125%	12/31/22	12,951	13,329
U.S. Treasury Note/Bond	1.500%	1/15/23	7,705	7,862
U.S. Treasury Note/Bond	0.125%	1/31/23	12,426	12,414
U.S. Treasury Note/Bond	1.750%	1/31/23	7,020	7,193
U.S. Treasury Note/Bond	2.000%	2/15/23	8,298	8,540
U.S. Treasury Note/Bond	7.125%	2/15/23	1,690	1,878
U.S. Treasury Note/Bond	0.125%	2/28/23	667	666
U.S. Treasury Note/Bond	1.500%	2/28/23	2,889	2,951
U.S. Treasury Note/Bond	0.500%	3/15/23	12,726	12,789
U.S. Treasury Note/Bond	0.125%	3/31/23	10,249	10,235
U.S. Treasury Note/Bond	1.500%	3/31/23	7,005	7,163
U.S. Treasury Note/Bond	2.500%	3/31/23	6,770	7,040
U.S. Treasury Note/Bond	0.250%	4/15/23	8,425	8,430
U.S. Treasury Note/Bond	0.125%	4/30/23	770	769
U.S. Treasury Note/Bond	1.625%	4/30/23	215	220
U.S. Treasury Note/Bond	2.750%	4/30/23	3,500	3,661
U.S. Treasury Note/Bond	0.125%	5/15/23	4,220	4,211
U.S. Treasury Note/Bond	1.750%	5/15/23	7,400	7,609
U.S. Treasury Note/Bond	0.125%	5/31/23	9,925	9,905
U.S. Treasury Note/Bond	1.625%	5/31/23	3,585	3,680
U.S. Treasury Note/Bond	2.750%	5/31/23	5,850	6,131
U.S. Treasury Note/Bond	0.250%	6/15/23	13,420	13,422
U.S. Treasury Note/Bond	0.125%	6/30/23	7,720	7,701
U.S. Treasury Note/Bond	1.375%	6/30/23	5,050	5,164
U.S. Treasury Note/Bond	2.625%	6/30/23	5,398	5,653
U.S. Treasury Note/Bond	0.125%	7/15/23	25,859	25,791
U.S. Treasury Note/Bond	1.250%	7/31/23	2,630	2,684
U.S. Treasury Note/Bond	2.750%	7/31/23	3,555	3,739
U.S. Treasury Note/Bond	0.125%	8/15/23	5,695	5,677
U.S. Treasury Note/Bond	6.250%	8/15/23	6,565	7,389
U.S. Treasury Note/Bond	1.375%	8/31/23	10,235	10,476
U.S. Treasury Note/Bond	2.750%	8/31/23	4,860	5,119
U.S. Treasury Note/Bond	0.125%	9/15/23	10,870	10,831
U.S. Treasury Note/Bond	1.375%	9/30/23	2,315	2,371
U.S. Treasury Note/Bond	2.875%	9/30/23	4,309	4,557
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Note/Bond	0.125%	10/15/23	3,605	3,590
U.S. Treasury Note/Bond	1.625%	10/31/23	3,750	3,864
U.S. Treasury Note/Bond	2.875%	10/31/23	9,503	10,067
U.S. Treasury Note/Bond	0.250%	11/15/23	1,040	1,038
U.S. Treasury Note/Bond	2.750%	11/15/23	4,261	4,505
U.S. Treasury Note/Bond	2.125%	11/30/23	6,150	6,415
U.S. Treasury Note/Bond	2.875%	11/30/23	344	365
U.S. Treasury Note/Bond	0.125%	12/15/23	22,604	22,484
U.S. Treasury Note/Bond	2.250%	12/31/23	2,267	2,374
U.S. Treasury Note/Bond	2.625%	12/31/23	7,337	7,752
U.S. Treasury Note/Bond	0.125%	1/15/24	5,920	5,885
U.S. Treasury Note/Bond	2.250%	1/31/24	3,215	3,371
U.S. Treasury Note/Bond	2.500%	1/31/24	9,419	9,937
U.S. Treasury Note/Bond	0.125%	2/15/24	7,010	6,965
U.S. Treasury Note/Bond	2.750%	2/15/24	10,710	11,374
U.S. Treasury Note/Bond	2.125%	2/29/24	8,725	9,129
U.S. Treasury Note/Bond	2.375%	2/29/24	6,712	7,065
U.S. Treasury Note/Bond	0.250%	3/15/24	16,259	16,195
U.S. Treasury Note/Bond	2.125%	3/31/24	11,446	11,984
U.S. Treasury Note/Bond	0.375%	4/15/24	7,645	7,635
U.S. Treasury Note/Bond	2.000%	4/30/24	1,260	1,316
U.S. Treasury Note/Bond	2.250%	4/30/24	7,559	7,948
U.S. Treasury Note/Bond	0.250%	5/15/24	7,700	7,659
U.S. Treasury Note/Bond	2.000%	5/31/24	11,547	12,067
U.S. Treasury Note/Bond	0.250%	6/15/24	6,675	6,634
U.S. Treasury Note/Bond	1.750%	6/30/24	8,060	8,371
U.S. Treasury Note/Bond	2.000%	6/30/24	10,955	11,457
U.S. Treasury Note/Bond	1.750%	7/31/24	9,127	9,485
U.S. Treasury Note/Bond	2.125%	7/31/24	9,736	10,227
U.S. Treasury Note/Bond	2.375%	8/15/24	11,564	12,243
U.S. Treasury Note/Bond	1.250%	8/31/24	10,125	10,364
U.S. Treasury Note/Bond	1.875%	8/31/24	4,655	4,856
U.S. Treasury Note/Bond	1.500%	9/30/24	5,785	5,970
U.S. Treasury Note/Bond	2.125%	9/30/24	3,394	3,570
U.S. Treasury Note/Bond	1.500%	10/31/24	9,070	9,359
U.S. Treasury Note/Bond	2.250%	10/31/24	5,980	6,318
U.S. Treasury Note/Bond	2.250%	11/15/24	12,681	13,404
U.S. Treasury Note/Bond	7.500%	11/15/24	25	31
U.S. Treasury Note/Bond	1.500%	11/30/24	7,847	8,097
U.S. Treasury Note/Bond	2.125%	11/30/24	10,054	10,590
U.S. Treasury Note/Bond	1.750%	12/31/24	14,765	15,365
U.S. Treasury Note/Bond	2.250%	12/31/24	1,645	1,741
U.S. Treasury Note/Bond	1.375%	1/31/25	4,905	5,040
U.S. Treasury Note/Bond	2.500%	1/31/25	6,340	6,770
U.S. Treasury Note/Bond	2.000%	2/15/25	8,624	9,053
U.S. Treasury Note/Bond	1.125%	2/28/25	5,386	5,484
U.S. Treasury Note/Bond	2.750%	2/28/25	2,513	2,708
U.S. Treasury Note/Bond	0.500%	3/31/25	23,074	22,958
U.S. Treasury Note/Bond	2.625%	3/31/25	1,961	2,106
U.S. Treasury Note/Bond	0.375%	4/30/25	2,194	2,171
U.S. Treasury Note/Bond	2.875%	4/30/25	4,060	4,403
U.S. Treasury Note/Bond	2.125%	5/15/25	12,735	13,443
U.S. Treasury Note/Bond	0.250%	5/31/25	9,593	9,431
U.S. Treasury Note/Bond	2.875%	5/31/25	6,350	6,894
U.S. Treasury Note/Bond	0.250%	6/30/25	9,064	8,903
U.S. Treasury Note/Bond	2.750%	6/30/25	4,880	5,278
U.S. Treasury Note/Bond	0.250%	7/31/25	8,797	8,629
U.S. Treasury Note/Bond	2.875%	7/31/25	5,105	5,549
U.S. Treasury Note/Bond	2.000%	8/15/25	14,580	15,341
U.S. Treasury Note/Bond	6.875%	8/15/25	2,085	2,605
U.S. Treasury Note/Bond	0.250%	8/31/25	6,080	5,957
3

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Note/Bond	2.750%	8/31/25	6,385	6,915
U.S. Treasury Note/Bond	0.250%	9/30/25	5,675	5,555
U.S. Treasury Note/Bond	0.250%	10/31/25	7,765	7,591
U.S. Treasury Note/Bond	3.000%	10/31/25	4,015	4,398
U.S. Treasury Note/Bond	2.250%	11/15/25	10,421	11,085
U.S. Treasury Note/Bond	0.375%	11/30/25	12,230	12,008
U.S. Treasury Note/Bond	2.875%	11/30/25	6,285	6,857
U.S. Treasury Note/Bond	0.375%	12/31/25	4,993	4,898
U.S. Treasury Note/Bond	2.625%	12/31/25	4,165	4,502
U.S. Treasury Note/Bond	0.375%	1/31/26	12,245	12,000
U.S. Treasury Note/Bond	2.625%	1/31/26	4,700	5,085
U.S. Treasury Note/Bond	1.625%	2/15/26	10,836	11,232
U.S. Treasury Note/Bond	0.500%	2/28/26	4,701	4,629
U.S. Treasury Note/Bond	0.750%	3/31/26	11,152	11,101
U.S. Treasury Note/Bond	2.250%	3/31/26	6,250	6,660
U.S. Treasury Note/Bond	0.750%	4/30/26	2,731	2,717
U.S. Treasury Note/Bond	2.375%	4/30/26	4,780	5,125
U.S. Treasury Note/Bond	1.625%	5/15/26	10,789	11,182
U.S. Treasury Note/Bond	0.750%	5/31/26	11,025	10,961
U.S. Treasury Note/Bond	2.125%	5/31/26	6,595	6,995
U.S. Treasury Note/Bond	0.875%	6/30/26	3,500	3,498
U.S. Treasury Note/Bond	1.875%	6/30/26	8,335	8,740
U.S. Treasury Note/Bond	1.875%	7/31/26	8,066	8,460
U.S. Treasury Note/Bond	1.500%	8/15/26	10,068	10,367
U.S. Treasury Note/Bond	6.750%	8/15/26	630	814
U.S. Treasury Note/Bond	1.625%	9/30/26	5,215	5,402
U.S. Treasury Note/Bond	1.625%	10/31/26	7,825	8,104
U.S. Treasury Note/Bond	2.000%	11/15/26	17,221	18,174
U.S. Treasury Note/Bond	6.500%	11/15/26	765	987
U.S. Treasury Note/Bond	1.625%	11/30/26	7,070	7,320
U.S. Treasury Note/Bond	1.750%	12/31/26	9,983	10,403
U.S. Treasury Note/Bond	1.500%	1/31/27	1,335	1,372
U.S. Treasury Note/Bond	2.250%	2/15/27	6,372	6,810
U.S. Treasury Note/Bond	6.625%	2/15/27	65	85
U.S. Treasury Note/Bond	1.125%	2/28/27	15,383	15,491
U.S. Treasury Note/Bond	0.625%	3/31/27	15,968	15,622
U.S. Treasury Note/Bond	0.500%	4/30/27	4,290	4,160
U.S. Treasury Note/Bond	2.375%	5/15/27	8,831	9,508
U.S. Treasury Note/Bond	0.500%	5/31/27	10,505	10,170
U.S. Treasury Note/Bond	0.500%	6/30/27	12,990	12,564
U.S. Treasury Note/Bond	0.375%	7/31/27	12,560	12,040
U.S. Treasury Note/Bond	2.250%	8/15/27	8,422	9,006
U.S. Treasury Note/Bond	6.375%	8/15/27	185	243
U.S. Treasury Note/Bond	0.500%	8/31/27	10,825	10,438
U.S. Treasury Note/Bond	0.375%	9/30/27	7,875	7,526
U.S. Treasury Note/Bond	0.500%	10/31/27	12,115	11,649
U.S. Treasury Note/Bond	2.250%	11/15/27	11,502	12,303
U.S. Treasury Note/Bond	6.125%	11/15/27	1,839	2,407
U.S. Treasury Note/Bond	0.625%	11/30/27	15,903	15,394
U.S. Treasury Note/Bond	0.625%	12/31/27	16,975	16,410
U.S. Treasury Note/Bond	0.750%	1/31/28	12,285	11,961
U.S. Treasury Note/Bond	2.750%	2/15/28	7,480	8,242
U.S. Treasury Note/Bond	1.125%	2/29/28	8,260	8,235
U.S. Treasury Note/Bond	1.250%	3/31/28	13,261	13,315
U.S. Treasury Note/Bond	1.250%	4/30/28	10,814	10,848
U.S. Treasury Note/Bond	2.875%	5/15/28	12,080	13,420
U.S. Treasury Note/Bond	1.250%	5/31/28	4,090	4,100
U.S. Treasury Note/Bond	1.250%	6/30/28	10,725	10,742
U.S. Treasury Note/Bond	2.875%	8/15/28	13,082	14,546
U.S. Treasury Note/Bond	5.500%	8/15/28	2,745	3,548
U.S. Treasury Note/Bond	3.125%	11/15/28	11,328	12,815
U.S. Treasury Note/Bond	5.250%	11/15/28	1,655	2,122
U.S. Treasury Note/Bond	2.625%	2/15/29	4,233	4,641
U.S. Treasury Note/Bond	2.375%	5/15/29	11,877	12,817
U.S. Treasury Note/Bond	1.625%	8/15/29	11,565	11,829
U.S. Treasury Note/Bond	1.750%	11/15/29	8,091	8,351
U.S. Treasury Note/Bond	1.500%	2/15/30	11,954	12,072
U.S. Treasury Note/Bond	0.625%	5/15/30	14,212	13,284
U.S. Treasury Note/Bond	6.250%	5/15/30	2,350	3,313
U.S. Treasury Note/Bond	0.625%	8/15/30	17,052	15,890
U.S. Treasury Note/Bond	0.875%	11/15/30	23,561	22,409
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Note/Bond	1.125%	2/15/31	23,059	22,389
U.S. Treasury Note/Bond	5.375%	2/15/31	1,540	2,092
U.S. Treasury Note/Bond	1.625%	5/15/31	18,554	18,841
U.S. Treasury Note/Bond	4.500%	2/15/36	2,548	3,495
U.S. Treasury Note/Bond	4.750%	2/15/37	1,000	1,418
U.S. Treasury Note/Bond	5.000%	5/15/37	1,250	1,821
U.S. Treasury Note/Bond	4.375%	2/15/38	1,450	1,994
U.S. Treasury Note/Bond	4.500%	5/15/38	1,559	2,175
U.S. Treasury Note/Bond	3.500%	2/15/39	1,920	2,398
U.S. Treasury Note/Bond	4.250%	5/15/39	2,247	3,071
U.S. Treasury Note/Bond	4.500%	8/15/39	2,516	3,542
U.S. Treasury Note/Bond	4.375%	11/15/39	2,742	3,809
U.S. Treasury Note/Bond	4.625%	2/15/40	2,550	3,656
U.S. Treasury Note/Bond	1.125%	5/15/40	7,810	6,742
U.S. Treasury Note/Bond	4.375%	5/15/40	2,735	3,818
U.S. Treasury Note/Bond	1.125%	8/15/40	11,105	9,554
U.S. Treasury Note/Bond	3.875%	8/15/40	3,015	3,960
U.S. Treasury Note/Bond	1.375%	11/15/40	12,659	11,371
U.S. Treasury Note/Bond	4.250%	11/15/40	3,295	4,541
U.S. Treasury Note/Bond	1.875%	2/15/41	12,033	11,781
U.S. Treasury Note/Bond	4.750%	2/15/41	3,956	5,796
U.S. Treasury Note/Bond	2.250%	5/15/41	7,125	7,414
U.S. Treasury Note/Bond	4.375%	5/15/41	1,904	2,672
U.S. Treasury Note/Bond	3.750%	8/15/41	2,825	3,667
U.S. Treasury Note/Bond	3.125%	11/15/41	2,701	3,217
U.S. Treasury Note/Bond	3.125%	2/15/42	3,631	4,329
U.S. Treasury Note/Bond	3.000%	5/15/42	2,720	3,182
U.S. Treasury Note/Bond	2.750%	8/15/42	5,595	6,300
U.S. Treasury Note/Bond	2.750%	11/15/42	5,746	6,466
U.S. Treasury Note/Bond	3.125%	2/15/43	6,850	8,178
U.S. Treasury Note/Bond	3.625%	8/15/43	7,405	9,528
U.S. Treasury Note/Bond	3.750%	11/15/43	700	918
U.S. Treasury Note/Bond	3.625%	2/15/44	7,652	9,882
U.S. Treasury Note/Bond	3.375%	5/15/44	7,299	9,096
U.S. Treasury Note/Bond	3.125%	8/15/44	7,731	9,273
U.S. Treasury Note/Bond	3.000%	11/15/44	8,262	9,721
U.S. Treasury Note/Bond	2.500%	2/15/45	8,820	9,537
U.S. Treasury Note/Bond	3.000%	5/15/45	5,877	6,928
U.S. Treasury Note/Bond	2.875%	8/15/45	4,991	5,767
U.S. Treasury Note/Bond	3.000%	11/15/45	3,084	3,643
U.S. Treasury Note/Bond	2.500%	5/15/46	7,246	7,846
U.S. Treasury Note/Bond	2.250%	8/15/46	7,256	7,500
U.S. Treasury Note/Bond	2.875%	11/15/46	10,175	11,800
U.S. Treasury Note/Bond	3.000%	2/15/47	9,000	10,686
U.S. Treasury Note/Bond	3.000%	5/15/47	7,293	8,666
U.S. Treasury Note/Bond	2.750%	8/15/47	6,988	7,944
U.S. Treasury Note/Bond	2.750%	11/15/47	908	1,033
U.S. Treasury Note/Bond	3.000%	2/15/48	8,479	10,101
U.S. Treasury Note/Bond	3.125%	5/15/48	8,984	10,954
U.S. Treasury Note/Bond	3.000%	8/15/48	9,510	11,346
U.S. Treasury Note/Bond	3.375%	11/15/48	4,300	5,488
U.S. Treasury Note/Bond	3.000%	2/15/49	9,444	11,302
U.S. Treasury Note/Bond	2.250%	8/15/49	5,029	5,208
U.S. Treasury Note/Bond	2.375%	11/15/49	2,591	2,757
U.S. Treasury Note/Bond	2.000%	2/15/50	9,144	8,982
U.S. Treasury Note/Bond	1.250%	5/15/50	17,911	14,623
U.S. Treasury Note/Bond	1.375%	8/15/50	15,866	13,372
U.S. Treasury Note/Bond	1.625%	11/15/50	17,396	15,621
U.S. Treasury Note/Bond	1.875%	2/15/51	14,630	13,956
U.S. Treasury Note/Bond	2.375%	5/15/51	15,115	16,138
				1,970,621
Agency Bonds and Notes (1.4%)
Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	750	750
Federal Farm Credit Banks Funding Corp.	0.125%	2/3/23	750	749
Federal Farm Credit Banks Funding Corp.	0.125%	4/13/23	1,000	998
Federal Farm Credit Banks Funding Corp.	0.125%	5/10/23	475	474
Federal Farm Credit Banks Funding Corp.	1.770%	6/26/23	150	155

4

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	81
	Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	598
	Federal Home Loan Banks	0.125%	8/12/22	1,000	1,000
	Federal Home Loan Banks	2.000%	9/9/22	250	256
	Federal Home Loan Banks	0.125%	10/21/22	500	500
	Federal Home Loan Banks	1.375%	2/17/23	800	815
	Federal Home Loan Banks	2.125%	3/10/23	970	1,001
	Federal Home Loan Banks	0.125%	3/17/23	1,000	999
	Federal Home Loan Banks	0.125%	6/2/23	3,655	3,647
	Federal Home Loan Banks	2.500%	2/13/24	535	565
	Federal Home Loan Banks	1.500%	8/15/24	330	340
	Federal Home Loan Banks	0.500%	4/14/25	1,000	994
	Federal Home Loan Banks	0.375%	9/4/25	500	492
	Federal Home Loan Banks	3.250%	11/16/28	315	358
	Federal Home Loan Banks	5.500%	7/15/36	1,400	2,063
[1]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	800	800
[1]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,200	1,203
[1]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	602
[1]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	525
[1]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	2,000
[1]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,649
[1]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,799
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	996
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	999
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,497
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,238
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,480
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,971
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	183
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,243
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	738
[1]	Federal National Mortgage Association	1.375%	9/6/22	350	355
[1]	Federal National Mortgage Association	2.000%	10/5/22	850	870
[1]	Federal National Mortgage Association	2.375%	1/19/23	2,394	2,475
[1]	Federal National Mortgage Association	0.250%	5/22/23	1,200	1,201
[1]	Federal National Mortgage Association	0.250%	7/10/23	2,000	2,000
[1]	Federal National Mortgage Association	2.875%	9/12/23	400	423
[1]	Federal National Mortgage Association	0.250%	11/27/23	1,000	999
[1]	Federal National Mortgage Association	2.500%	2/5/24	975	1,029
[1]	Federal National Mortgage Association	1.750%	7/2/24	1,028	1,067
[1]	Federal National Mortgage Association	2.625%	9/6/24	160	171
[1]	Federal National Mortgage Association	1.625%	10/15/24	970	1,005
[1]	Federal National Mortgage Association	1.625%	1/7/25	1,300	1,346
[1]	Federal National Mortgage Association	0.625%	4/22/25	1,000	999
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Federal National Mortgage Association	0.500%	6/17/25	1,000	992
[1]	Federal National Mortgage Association	0.375%	8/25/25	2,000	1,972
[1]	Federal National Mortgage Association	0.500%	11/7/25	2,000	1,978
[1]	Federal National Mortgage Association	2.125%	4/24/26	575	609
[1]	Federal National Mortgage Association	1.875%	9/24/26	500	525
[1]	Federal National Mortgage Association	0.750%	10/8/27	1,000	977
[1]	Federal National Mortgage Association	6.250%	5/15/29	175	239
[1]	Federal National Mortgage Association	7.125%	1/15/30	925	1,347
[1]	Federal National Mortgage Association	7.250%	5/15/30	300	445
[1]	Federal National Mortgage Association	0.875%	8/5/30	1,000	948
[1]	Federal National Mortgage Association	6.625%	11/15/30	300	434
[1]	Federal National Mortgage Association	5.625%	7/15/37	275	418
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,097
	Private Export Funding Corp.	3.550%	1/15/24	100	107
	Private Export Funding Corp.	2.450%	7/15/24	100	105
	Private Export Funding Corp.	3.250%	6/15/25	50	54
	Tennessee Valley Authority	1.875%	8/15/22	175	178
	Tennessee Valley Authority	2.875%	9/15/24	191	205
	Tennessee Valley Authority	0.750%	5/15/25	200	200
	Tennessee Valley Authority	6.750%	11/1/25	134	168
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,457
	Tennessee Valley Authority	4.650%	6/15/35	175	230
	Tennessee Valley Authority	5.880%	4/1/36	250	371
	Tennessee Valley Authority	5.500%	6/15/38	100	145
	Tennessee Valley Authority	5.250%	9/15/39	412	587
	Tennessee Valley Authority	4.875%	1/15/48	100	144
	Tennessee Valley Authority	5.375%	4/1/56	50	80
	Tennessee Valley Authority	4.625%	9/15/60	180	265
	Tennessee Valley Authority	4.250%	9/15/65	200	280
					67,255
Conventional Mortgage-Backed Securities (20.8%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	15	16
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	433	447
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	8,166	8,533
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	26,910	28,352
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	30,762	32,918
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	17,170	18,602
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23–10/1/48	8,872	9,732
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/22–11/1/48	2,459	2,763
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	1,833	2,105
[1,2]	Freddie Mac Gold Pool	6.000%	9/1/21–3/1/39	1,369	1,589
[1,2]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	433	492
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	102	115
[1,2]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	6	7
[1,2]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	9	11
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	8	9

5

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	3	4
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,852	1,934
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,697	1,808
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,863	2,037
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,918	2,161
[2]	Ginnie Mae I Pool	5.000%	5/15/33–4/15/41	1,515	1,732
[2]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	955	1,096
[2]	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	664	753
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	157	172
[2]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	41	44
[2]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	15	17
[2]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	13	15
[2,3]	Ginnie Mae II Pool	2.000%	8/20/50–7/21/51	36,779	37,470
[2,3]	Ginnie Mae II Pool	2.500%	6/20/27–7/21/51	34,927	36,180
[2,3]	Ginnie Mae II Pool	3.000%	2/20/27–7/21/51	47,646	50,143
[2]	Ginnie Mae II Pool	3.500%	9/20/25–10/20/50	44,932	47,809
[2]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	23,051	24,765
[2]	Ginnie Mae II Pool	4.500%	2/20/39–9/20/49	11,924	12,980
[2]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	4,108	4,501
[2]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	730	845
[2]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	354	411
[2]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	133	154
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	17	20
[1,2,3]	UMBS Pool	1.500%	7/1/35–7/14/51	52,565	52,135
[1,2,3]	UMBS Pool	2.000%	11/1/23–7/14/51	201,445	204,449
[1,2,3]	UMBS Pool	2.500%	1/1/27–7/14/51	135,767	140,879
[1,2,3]	UMBS Pool	3.000%	11/1/25–7/14/51	102,241	107,384
[1,2,3]	UMBS Pool	3.500%	9/1/25–5/1/51	66,028	70,426
[1,2,3]	UMBS Pool	4.000%	2/1/24–7/1/50	49,888	53,859
[1,2,3]	UMBS Pool	4.500%	11/1/22–7/1/50	23,029	25,229
[1,2]	UMBS Pool	5.000%	9/1/22–3/1/50	8,989	10,056
[1,2]	UMBS Pool	5.500%	7/1/21–6/1/49	3,699	4,281
[1,2]	UMBS Pool	6.000%	7/1/21–5/1/41	2,327	2,718
[1,2]	UMBS Pool	6.500%	12/1/23–10/1/39	607	706
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	163	191
[1,2]	UMBS Pool	7.500%	11/1/22–2/1/32	20	23
[1,2]	UMBS Pool	8.000%	6/1/22–11/1/30	10	12
[1,2]	UMBS Pool	8.500%	7/1/22–4/1/31	2	2
					1,005,093
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.668%	12/1/41	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.893%	9/1/37	32	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	2.002%	10/1/37	15	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	2.065%	7/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.847%	3/1/43	40	42
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	79	81
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	2.035%	6/1/43	18	18
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.613%	2.165%	8/1/39	17	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.326%	8/1/35	36	38
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.424%	10/1/37	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.033%	1/1/37	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.657%	2.408%	10/1/42	15	15
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.105%	12/1/33	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.982%	5/1/40	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.213%	10/1/39	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.329%	9/1/42	28	29
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.192%	11/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.156%	1/1/42	16	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.248%	10/1/42	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.110%	11/1/39	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.049%	5/1/42	19	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.228%	9/1/34	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	2.329%	9/1/43	26	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	1.988%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.362%	7/1/41	23	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.451%	10/1/40	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.142%	5/1/42	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.355%	7/1/42	11	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	3.354%	8/1/42	32	32
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	14	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.371%	3/1/42	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	20	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	18	19
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.204%	1/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.218%	11/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.437%	9/1/40	17	18
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	2.196%	3/1/41	16	17

6

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.293%	12/1/39	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.201%	2/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	2.115%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.340%	11/1/34	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	2.164%	4/1/37	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	15	15
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	9	10
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	10	11
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	10	10
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.487%	1.919%	3/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	2.016%	9/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	14	14
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	14	14
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.140%	12/1/36	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	2.040%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	8	9
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	2.242%	2/1/42	6	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	16	17
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.500%	6/1/41	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.287%	2/1/42	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.501%	9/1/40	15	16
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.287%	6/1/40	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	10	11
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	12	13
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	2.247%	5/1/37	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	7	8
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	16	17
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	9	10
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	6/1/37	7	7
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	15	15
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	68	71
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/42	86	87
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	26	26
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	66	70
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	3	3
					1,416
Total U.S. Government and Agency Obligations (Cost $2,968,694)					3,044,385
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2018-3	3.000%	1/17/23	3	3
[2]	Ally Auto Receivables Trust Class A3 Series 2019-2	2.230%	1/16/24	188	190

7

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ally Auto Receivables Trust Class A3 Series 2019-4	1.840%	6/17/24	207	209
[2]	Ally Auto Receivables Trust Class A4 Series 2018-1	2.530%	2/15/23	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2018-3	3.120%	7/17/23	50	51
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	51
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	26
[2]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	225	231
[2]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	250	261
[2]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	4/15/24	100	101
[2]	American Express Credit Account Master Trust Class A Series 2019-3	2.000%	4/15/25	250	255
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2019-1	2.970%	11/20/23	31	32
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	500	503
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	25	25
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	225	226
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	50	50
[2]	Americredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2018-1	3.260%	1/18/24	35	36
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	25
[2]	Americredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	50	51
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	25
[2]	BA Credit Card Trust Class A1 Series 2019-A1	1.740%	1/15/25	150	153
[2]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	80
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	82
[2]	Banc of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	31
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	44	47
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class A2 Series 2018-BN14	4.128%	9/15/60	50	53
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	162
[2,4]	BANK Class A3 Series 2018-BN11	4.046%	3/15/61	100	114
[2]	BANK Class A3 Series 2019-BN19	3.183%	8/15/61	275	301
[2]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	170	184
[2]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	180	193
[2]	BANK Class A3 Series 2019-BN24	2.960%	11/15/62	150	162
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	54
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	109
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	166
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	167
[2,4]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	125	145
[2]	BANK Class A4 Series 2018-BN13	3.953%	8/15/61	50	56
[2,4]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	100	116
[2,4]	BANK Class A4 Series 2018-BN15	4.407%	11/15/61	110	129
[2]	BANK Class A4 Series 2019-BN16	4.005%	2/15/52	125	143
[2]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	100	113
[2]	BANK Class A4 Series 2019-BN18	3.584%	5/15/62	100	112
[2]	BANK Class A4 Series 2019-BN22	2.978%	11/15/62	290	313
[2]	BANK Class A4 Series 2020-BN26	2.403%	3/15/63	175	181
[2]	BANK Class A4 Series 2020-BN29	1.997%	11/15/53	50	50
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	49
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	75
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	50
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	165
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	447
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	83
[2]	BANK Class A5 Series 2018-BN10	3.688%	2/15/61	250	280
[2,4]	BANK Class A5 Series 2018-BN13	4.217%	8/15/61	25	29
[2]	BANK Class A5 Series 2019-BN21	2.851%	10/17/52	100	107
[2]	BANK Class A5 Series 2020-BN25	2.649%	1/15/63	200	211
[2]	BANK Class A5 Series 2020-BN27	2.144%	4/15/63	150	152
[2]	BANK Class A5 Series 2021-BN33	2.556%	5/15/64	50	52
[2]	BANK Class A5 Series 2021-BN34	2.438%	6/15/63	150	155
[2]	BANK Class A5 Series 2021-BNK32	2.643%	4/15/54	75	79
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	109
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	444
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	83

8

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	28
[2,4]	BANK Class AS Series 2018-BN10	3.898%	2/15/61	50	56
[2,4]	BANK Class AS Series 2018-BN12	4.488%	5/15/61	50	58
[2,4]	BANK Class AS Series 2018-BN14	4.481%	9/15/60	25	29
[2]	BANK Class AS Series 2019-BN17	3.976%	4/15/52	25	28
[2,4]	BANK Class AS Series 2019-BN18	3.826%	5/15/62	50	56
[2]	BANK Class AS Series 2019-BN21	3.093%	10/17/52	75	80
[2]	BANK Class AS Series 2019-BN23	3.203%	12/15/52	75	81
[2,4]	BANK Class AS Series 2019-BN24	3.283%	11/15/62	75	81
[2]	BANK Class AS Series 2020-BN25	2.841%	1/15/63	65	68
[2]	BANK Class AS Series 2020-BN26	2.687%	3/15/63	55	57
[2]	BANK Class AS Series 2020-BN27	2.551%	4/15/63	50	51
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	25
[2]	BANK Class ASB Series 2018-BN10	3.641%	2/15/61	50	55
[2,4]	BANK Class C Series 2017-BNK8	4.206%	11/15/50	50	54
[2,4]	BANK Class C Series 2019-BNK19	4.167%	8/15/61	35	38
[2]	Bank of America Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	35
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	700	784
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	163
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	295
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	27
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	109
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	325	361
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	105
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	146
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	50
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	126
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	154
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	110
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	37
[2,3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	156
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Bear Stearns Commercial Mortgage Securities Trust Class AM Series 2007-T26	5.513%	1/12/45	26	27
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	125	130
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	100	104
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	50	53
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	52
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	132
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	87
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	58
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	206
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	90
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	301
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	112
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	367
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	257
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	402
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	145
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B11	3.542%	5/15/52	275	307
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	244
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	247
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	120
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	106
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B19	1.850%	9/15/53	63	62
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	100
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	125
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	100

9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	226
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	131
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	131
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	53
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	79
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	55
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	86
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	56
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	168
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	29
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	58
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	84
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	31
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	25
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	10
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	52
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	76
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	26
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	75
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	25	25
[2]	BMW Vehicle Owner Trust Class A4 Series 2018-A	2.510%	6/25/24	33	33
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	144
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	141
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	149
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	65
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2019-A1	2.840%	12/15/24	75	76
[2]	Capital One Multi-Asset Execution Trust Class A6 Series 2017-A6	2.290%	7/15/25	355	364
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	64	65
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	50	51
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	36
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	CarMax Auto Owner Trust Class A3 Series 2018-1	2.480%	11/15/22	6	6
[2]	CarMax Auto Owner Trust Class A3 Series 2018-2	2.980%	1/17/23	14	14
[2]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	180	183
[2]	Carmax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	90	92
[2]	CarMax Auto Owner Trust Class A3 Series 2020-2	1.700%	11/15/24	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	75	75
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	475
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	60
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2017-4	2.330%	5/15/23	44	44
[2]	CarMax Auto Owner Trust Class A4 Series 2018-1	2.640%	6/15/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2018-2	3.160%	7/17/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	26
[2]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	25
[2]	CD Commercial Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	25	27
[2]	CD Commercial Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	54
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	42
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	159
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	110
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	159
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	87

10

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	481
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	137
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	82
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	34
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	11
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	278	291
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	138
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	269
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	162
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	55
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	108
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	275
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	55
[2]	Chase Issuance Trust Class A1 Series 2020-A1	1.530%	1/15/25	450	459
[2]	Chase Issuance Trust Class A7 Series 2012-A7	2.160%	9/15/24	313	320
[2]	Citibank Credit Card Issuance Trust Class A2 Series 2016-A2	2.190%	11/20/23	200	202
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2018-A3	3.290%	5/23/25	450	475
[2]	Citibank Credit Card Issuance Trust Class A6 Series 2018-A6	3.210%	12/7/24	100	104
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	52
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	158
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	69	70
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	104
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	54
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	108
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	189
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	188
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	109
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	110
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	135
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	54
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	80
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	275
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	312
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	298
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	54
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	240
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	521
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	241
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	116
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	14	15
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	53	56
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	80
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	106
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	55
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	47
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	53
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	89

11

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	2	2
[2]	COMM Mortgage Trust Class A2 Series 2014-UBS6	2.935%	12/10/47	21	20
[2]	COMM Mortgage Trust Class A2 Series 2015-CR22	2.856%	3/10/48	12	12
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	124	127
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	42
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	48	50
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	170
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	39
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	144
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	58	59
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	21
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	161
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	53
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	526
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	32
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.389%	7/10/45	90	95
[2]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	83	86
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	60
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	53
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	161
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	108
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	136
[2]	COMM Mortgage Trust Class A4 Series 2015-CCRE24	3.432%	8/10/48	237	252
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	109
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	137
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	246
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	137
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	134
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	165
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	75
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	39	41
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	54
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	189
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	54
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	58
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	134
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	243
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	161
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	81
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	110
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	124
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	65	66
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	32
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	26
[2]	COMM Mortgage Trust Class AM Series 2013-LC6	3.282%	1/10/46	58	60
[2]	COMM Mortgage Trust Class AM Series 2014-CCRE19	4.080%	8/10/47	50	54
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	81
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	16
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	47
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	54
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	108
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	54

12

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	54
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	54
[2]	COMM Mortgage Trust Class ASB Series 2013-CCRE11	3.660%	8/10/50	15	15
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	26	27
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE15	3.595%	2/10/47	17	17
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	27	28
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE17	3.598%	5/10/47	14	15
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE18	3.452%	7/15/47	26	27
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	12	12
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	89	93
[2]	COMM Mortgage Trust Class ASB Series 2015-CCRE23	3.257%	5/10/48	59	61
[2]	COMM Mortgage Trust Class ASB Series 2015-CCRE27	3.404%	10/10/48	112	118
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	19	20
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	117	124
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	26
[2,4]	COMM Mortgage Trust Class B Series 2014-CCRE15	4.815%	2/10/47	28	30
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	26
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	11
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	26
[2,4]	COMM Mortgage Trust Class C Series 2014-CCRE15	4.865%	2/10/47	50	54
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	301
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	265
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	108
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	162
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	109
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	220
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	163
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	29
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	257
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	218
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	164
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	55
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	311
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	80
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	79
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	53
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	70	73
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	44	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	52
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.266%	8/15/48	50	53
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	117
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	81
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	106
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	110
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	9/15/53	50	50
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	54
[2]	Discover Card Execution Note Trust Class A Series 2015-A3	1.890%	10/15/24	275	281
[2]	Discover Card Execution Note Trust Class A1 Series 2015-A1	3.030%	8/15/25	225	235
[2]	Discover Card Execution Note Trust Class A2 Series 2017-A2	2.390%	7/15/24	150	152
[2]	Drive Auto Receivables Trust Class B Series 2020-1	2.080%	7/15/24	75	76
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	25	25

13

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Drive Auto Receivables Trust Class C Series 2020-1	2.360%	3/16/26	50	50
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	25
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	35	36
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	110	114
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	35	35
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3	1.320%	7/15/25	75	76
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	85
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.338%	6/25/24	229	244
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	32
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	157	166
[1,2]	Fannie Mae-Aces Class A1 Series 2015-M8	2.344%	1/25/25	27	28
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	236	249
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	46	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.185%	7/25/23	238	249
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	176	188
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	232	247
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	99	105
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	139	148
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	141	150
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	178	189
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	272	286
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	99	109
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.884%	5/25/25	201	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	275	296
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	91	96
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	165	174
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	100	107
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	265
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.533%	9/25/26	250	265
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.566%	9/25/26	75	80
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	98	105
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	107
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	10
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	213
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	65	68
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	316
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	179	190
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.181%	6/25/27	289	319
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.964%	11/25/27	75	82
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.890%	2/25/27	197	213
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.665%	12/25/26	186	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.276%	4/25/29	75	84
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	250	272
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	514	566
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.482%	7/25/28	125	141
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	351
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.775%	8/25/30	50	58
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.820%	9/25/30	200	236
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.700%	8/25/28	175	201
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.147%	3/25/28	165	183
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.150%	3/25/28	100	111
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.673%	9/25/28	200	228
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	438

14

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	268
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.749%	11/25/28	200	226
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	225
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	230	258
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	4/25/29	345	381
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	1,026
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	150	153
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	375	402
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	100
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	247
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	132
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.363%	10/25/30	175	171
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	59
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	225
[1,2]	Fannie Mae-Aces Class A2 Series 2021-M13	1.659%	4/25/31	50	50
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.191%	2/25/30	75	84
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.488%	3/25/23	152	157
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.634%	4/25/23	39	40
[1,2,4]	Fannie Mae-Aces Class ASV2 Series 2014-M12	2.614%	10/25/21	36	36
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.999%	1/25/28	425	468
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	78	78
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	103	105
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	37	38
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.639%	7/25/24	109	114
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.196%	11/25/27	275	297
[2]	Fifth Third Auto Trust Class A3 Series 2019-1	2.640%	12/15/23	76	77
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	52
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	150	150
[2]	Ford Credit Auto Lease Trust Class A4 Series 2019-A	2.980%	6/15/22	4	4
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	91	92
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	150	151
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	75
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	150
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	52
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	35
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	50
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	170	175
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-2	3.170%	3/15/25	200	209
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	195
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	50	50
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	276
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K030	2.779%	9/25/22	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K032	3.016%	2/25/23	80	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K033	2.871%	2/25/23	110	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	26	27
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	23	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	53	55

15

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	24	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	23	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K045	2.493%	4/25/48	70	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	56	58
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	93	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	92	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	11/25/53	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	15
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	52
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K730	3.452%	9/25/24	5	5
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K017	2.873%	12/25/21	304	306
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K019	2.272%	3/25/22	138	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K020	2.373%	5/25/22	349	354
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K021	2.396%	6/25/22	222	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K026	2.510%	11/25/22	325	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K027	2.637%	1/25/23	325	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K028	3.111%	2/25/23	475	493
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	325	339
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	325	339
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,274
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	357
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	340
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	304
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	400	422
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	346
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	242
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	296
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	296
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	27
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	161
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	4/25/48	175	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	191
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	353
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	135
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	218
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	81

16

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K054	2.745%	1/25/26	200	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	107
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K063	3.430%	1/25/27	475	530
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	332
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	480
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	166
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	555
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	139
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	222
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	252
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	257
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	172
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	407
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	29
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	204
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	409
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	88
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	2,001
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	11/25/51	275	317
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	464
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	318
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	29
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	228
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	516
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	255
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	444
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	304
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	301
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	242
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	482
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	227
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	399
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	378
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	326

17

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	2/25/52	445	471
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	3/25/53	95	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	317
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	400
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	300
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	11/25/53	175	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	175
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	720
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	262
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	447
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	261
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	412
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	250
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	118
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K717	2.991%	9/25/21	170	170
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K718	2.791%	1/25/22	210	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K720	2.716%	6/25/22	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	125	129
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	180	189
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	200	211

18

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	250	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	963
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	299
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	225	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	409
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	540
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K737	2.525%	10/25/26	400	427
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	175	186
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	216
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	477
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	335	370
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	58
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	240
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	92
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-1	1.670%	12/20/22	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	475	476
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2019-2	2.720%	3/20/23	50	50
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-1	1.700%	12/20/23	10	10
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2018-2	2.810%	12/16/22	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-1	1.840%	9/16/24	90	91
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	175	175
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	115	115
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	55
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-2	3.020%	12/18/23	75	76
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-4	3.320%	6/17/24	25	26
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	31
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	25
[2]	GM Financial Leasing Trust Class A3 Series 2021-1	0.260%	2/20/24	75	75
[2]	GM Financial Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	100	100
[2]	GM Financial Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	25
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	65
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	248
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	95
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	36
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GC6	3.482%	1/10/45	231	232
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	121	124

19

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	165
[2]	GS Mortgage Securities Trust Class A4 Series 2012-GCJ7	3.377%	5/10/45	84	85
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	94
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	214
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	162
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	55
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	109
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	80
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	213
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	82
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	167
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	287
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	112
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	164
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	297
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	135
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.188%	7/10/46	20	21
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	213
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	54
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	136
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	243
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	161
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	134
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	77
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	125
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	13	13
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	27	28
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	52	54
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	105	111
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	111	117
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	41
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	55
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	76
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	38
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	25
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.648%	9/10/47	25	26
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	52
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	11
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2018-2	3.010%	5/18/22	8	8
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-2	2.520%	6/21/23	104	106
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	110	112
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	60	60
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-3	0.370%	10/18/24	360	360
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	125
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-1I	2.780%	5/15/24	64	64
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-2	3.160%	8/19/24	50	50
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-2	2.540%	3/21/25	30	31
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20

20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2018-A	2.790%	7/15/22	3	3
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	10	10
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	11	11
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	50
[2]	Hyundai Auto Receivables Trust Class A4 Series 2018-A	2.940%	6/17/24	75	76
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	25
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	149	151
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	109	111
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2012-CBX	3.483%	6/15/45	127	129
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	107
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	111
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	53
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	216
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	81
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	83
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	266
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	40
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	83
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	51
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	21	21
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	107	117
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	80	84
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	102
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	189
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	189
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	63
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	133
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	108
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	91
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	41
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	70
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	137
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	27
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	93

21

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	216
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	110
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	135
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.175%	7/15/45	26	27
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	37
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	27
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	53
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	54
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	79
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	53
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	55
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	18	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	18	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	84	88
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	46	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	100	104
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	45	47
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	101	107
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/15/49	67	70
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.960%	2/15/47	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	53
[2]	JPMCC Commercial Mortgage Securities Trust Class A2 Series 2017-JP6	3.050%	7/15/50	29	30
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	221
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	445
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	110
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	300	344
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	110
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	28
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	80
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	259
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	189
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	83
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	51
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	53

22

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	55
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	29
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	50	50
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	75	75
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	50
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-A	1.880%	9/15/25	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	25
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	135
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	100	102
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.296%	8/15/46	40	42
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	107
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	70
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	100	103
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	81
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	214
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	80
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	137
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	245
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	166
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	100	107
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	108
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	213
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	270
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	166
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.496%	8/15/46	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	111
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	15	15
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	36	38
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	39	41
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	82	85

23

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	41	43
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	111	116
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	66	69
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	45	47
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	95	99
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.028%	2/15/47	100	108
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.493%	6/15/47	50	51
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.633%	10/15/47	50	54
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	52
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	27
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	56
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	185
[2]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	339	341
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	83
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	108
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	213
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	220
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	56
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	276
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	172
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	217
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	65
[2]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	77
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	166
[2]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	75	76
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	89
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	28
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	26
[2]	Nissan Auto Lease Trust Class A3 Series 2020-A	1.840%	1/17/23	50	50
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	91	92
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-C	1.930%	7/15/24	150	152
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	50	51
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	100
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-B	1.950%	10/16/23	31	31
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-A	2.890%	6/17/24	85	85
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	30	31
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	36
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	50
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	100	100
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	30	30
[2]	Santander Drive Auto Receivables Trust Class C Series 2018-2	3.350%	7/17/23	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2018-3	3.510%	8/15/23	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-4	1.010%	1/15/26	25	25

24

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	4.110%	12/15/25	45	47
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	50
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-2	0.900%	6/15/26	75	75
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	60
[2]	Synchrony Card Funding LLC Class A Series 2019-A2	2.340%	6/15/25	60	61
[2]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	275	277
[2]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	150	155
[2]	Synchrony Credit Card Master Note Trust Class A Series 2018-2	3.470%	5/15/26	275	291
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-B	2.960%	9/15/22	20	20
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	135	137
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	10	10
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	40	40
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	75	75
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	324
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-A	2.520%	5/15/23	48	48
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	50
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	17	18
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	107
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	167
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	110
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	165
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	192
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	164
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	87
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	262
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C8	3.983%	2/15/51	275	312
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	111
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	133
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	80
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	109
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	143
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	116
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	54
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	55
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	82
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	69
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	111
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	85
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	104	107
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	171
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	201
[2,4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	312
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	26
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	28

25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	425	424
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	455	456
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	30	30
[2]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	170	173
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	62	63
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	30	30
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	159
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	50	52
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	109
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	234	246
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	191
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	55
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	83
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	55
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	209	226
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	125	137
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	355
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	174
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	166
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	276
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	313
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	230
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	86
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	176
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	220
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	217
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	109
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	135
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	296
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	54
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	112
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	212
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	193
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	201
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C49	4.023%	3/15/52	225	258
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C50	3.729%	5/15/52	125	141
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	290
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	175
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	52
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	53
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	34
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	83
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	59

26

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	110
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	27
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	56
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	106
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	96	100
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	23	24
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	43	45
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	37	38
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	92	97
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	54	57
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	53
[2]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	125	127
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	75	76
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	122	125
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	18	18
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	27	29
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2012-C6	3.440%	4/15/45	110	111
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	38	39
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	79
[2,4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	106
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	27
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	70	74
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C11	3.071%	3/15/45	93	96
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	157
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	32
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	27
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	81
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	162
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	70
[2]	WF-RBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	150
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	100	101
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	19
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	16
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	78
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	21
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	54
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	27
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	27
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	64
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	8	8

27

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	15	16
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	13	14
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	14	15
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	15	15
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	53	56
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	32	33
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	27
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	26
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	27
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	125	126
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	50	51
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	90	91
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	75
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	100
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	25
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $125,911)					131,623
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (29.1%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	176
	Activision Blizzard Inc.	1.350%	9/15/30	150	140
	Activision Blizzard Inc.	4.500%	6/15/47	200	250
	Activision Blizzard Inc.	2.500%	9/15/50	300	270
	Alphabet Inc.	0.450%	8/15/25	500	495
	Alphabet Inc.	0.800%	8/15/27	500	486
	Alphabet Inc.	1.100%	8/15/30	500	475
	Alphabet Inc.	1.900%	8/15/40	200	182
	Alphabet Inc.	2.050%	8/15/50	500	443
	Alphabet Inc.	2.250%	8/15/60	500	443
	America Movil SAB de CV	3.125%	7/16/22	300	308
	America Movil SAB de CV	3.625%	4/22/29	200	221
	America Movil SAB de CV	2.875%	5/7/30	200	211
	America Movil SAB de CV	6.375%	3/1/35	300	430
	America Movil SAB de CV	6.125%	11/15/37	150	208
	America Movil SAB de CV	6.125%	3/30/40	200	284
	America Movil SAB de CV	4.375%	7/16/42	250	301
	America Movil SAB de CV	4.375%	4/22/49	400	494
	AT&T Inc.	4.050%	12/15/23	100	108
	AT&T Inc.	0.900%	3/25/24	500	501
	AT&T Inc.	4.450%	4/1/24	250	273
	AT&T Inc.	3.950%	1/15/25	268	296
	AT&T Inc.	3.400%	5/15/25	500	545
	AT&T Inc.	3.600%	7/15/25	275	302
	AT&T Inc.	4.125%	2/17/26	515	579
	AT&T Inc.	1.700%	3/25/26	500	505
	AT&T Inc.	3.800%	2/15/27	700	781
	AT&T Inc.	2.300%	6/1/27	450	466
	AT&T Inc.	1.650%	2/1/28	500	496
	AT&T Inc.	4.100%	2/15/28	402	458
	AT&T Inc.	4.350%	3/1/29	650	752
	AT&T Inc.	4.300%	2/15/30	660	763
	AT&T Inc.	2.750%	6/1/31	450	468
	AT&T Inc.	2.250%	2/1/32	600	590
[5]	AT&T Inc.	2.550%	12/1/33	472	468
	AT&T Inc.	4.500%	5/15/35	200	235
	AT&T Inc.	5.250%	3/1/37	500	631
	AT&T Inc.	4.900%	8/15/37	300	369
	AT&T Inc.	4.850%	3/1/39	480	584
	AT&T Inc.	3.500%	6/1/41	500	520
	AT&T Inc.	5.550%	8/15/41	225	297
	AT&T Inc.	5.150%	3/15/42	375	470
	AT&T Inc.	4.900%	6/15/42	525	639
	AT&T Inc.	4.300%	12/15/42	271	309
	AT&T Inc.	3.100%	2/1/43	500	490
	AT&T Inc.	4.350%	6/15/45	312	356
	AT&T Inc.	4.750%	5/15/46	350	425
	AT&T Inc.	5.150%	11/15/46	736	943
	AT&T Inc.	5.450%	3/1/47	500	660
	AT&T Inc.	4.500%	3/9/48	400	471
	AT&T Inc.	4.550%	3/9/49	362	425
	AT&T Inc.	5.150%	2/15/50	332	430
	AT&T Inc.	3.650%	6/1/51	600	627
[5]	AT&T Inc.	3.500%	9/15/53	1,558	1,563
[5]	AT&T Inc.	3.550%	9/15/55	1,550	1,553
[5]	AT&T Inc.	3.800%	12/1/57	1,287	1,345
[5]	AT&T Inc.	3.650%	9/15/59	629	637
	AT&T Inc.	3.850%	6/1/60	300	316
	AT&T Inc.	3.500%	2/1/61	400	392
	Baidu Inc.	3.500%	11/28/22	275	285
	Baidu Inc.	3.875%	9/29/23	200	213
	Baidu Inc.	4.375%	5/14/24	200	218
	Baidu Inc.	3.075%	4/7/25	200	212
	Baidu Inc.	3.625%	7/6/27	200	221
	Baidu Inc.	4.375%	3/29/28	100	114
	Baidu Inc.	3.425%	4/7/30	200	217
	Bell Canada	4.300%	7/29/49	100	121
	Booking Holdings Inc.	2.750%	3/15/23	100	104
	Booking Holdings Inc.	3.650%	3/15/25	100	109

28

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Booking Holdings Inc.	3.600%	6/1/26	225	249
Booking Holdings Inc.	3.550%	3/15/28	100	112
Booking Holdings Inc.	4.625%	4/13/30	300	359
British Telecommunications plc	4.500%	12/4/23	200	218
British Telecommunications plc	5.125%	12/4/28	100	119
British Telecommunications plc	9.625%	12/15/30	516	800
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	700
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	191
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	964
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	806
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	266
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	338
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	771
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	431
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	503
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	897
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	552
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	510
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	448
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	550	634
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	398
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	509
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	111
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	215
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	500	492
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	156
Comcast Corp.	3.375%	2/15/25	264	286
Comcast Corp.	3.375%	8/15/25	500	546
Comcast Corp.	3.950%	10/15/25	625	699
Comcast Corp.	3.150%	3/1/26	400	435
Comcast Corp.	2.350%	1/15/27	495	519
Comcast Corp.	3.300%	4/1/27	150	165
Comcast Corp.	3.150%	2/15/28	325	356
Comcast Corp.	4.150%	10/15/28	950	1,100
Comcast Corp.	4.250%	10/15/30	350	412
Comcast Corp.	1.950%	1/15/31	500	493
Comcast Corp.	1.500%	2/15/31	500	474
Comcast Corp.	4.250%	1/15/33	275	327
Comcast Corp.	4.200%	8/15/34	175	207
Comcast Corp.	5.650%	6/15/35	1,065	1,441
Comcast Corp.	4.400%	8/15/35	150	181
Comcast Corp.	3.200%	7/15/36	225	241
Comcast Corp.	6.450%	3/15/37	175	254
Comcast Corp.	6.950%	8/15/37	250	381
Comcast Corp.	3.900%	3/1/38	175	201
Comcast Corp.	6.400%	5/15/38	100	147
Comcast Corp.	4.600%	10/15/38	550	682
Comcast Corp.	3.250%	11/1/39	250	266
Comcast Corp.	6.400%	3/1/40	150	223
Comcast Corp.	3.750%	4/1/40	300	339
Comcast Corp.	4.650%	7/15/42	370	468
Comcast Corp.	4.500%	1/15/43	100	124
Comcast Corp.	4.600%	8/15/45	250	314
Comcast Corp.	3.400%	7/15/46	500	534
Comcast Corp.	3.969%	11/1/47	1,086	1,267
Comcast Corp.	4.700%	10/15/48	475	616
Comcast Corp.	3.999%	11/1/49	268	316
Comcast Corp.	3.450%	2/1/50	400	433
Comcast Corp.	2.800%	1/15/51	500	481
Comcast Corp.	2.450%	8/15/52	500	451
Comcast Corp.	4.950%	10/15/58	475	657
Comcast Corp.	2.650%	8/15/62	500	456
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,161
Discovery Communications LLC	2.950%	3/20/23	100	104
Discovery Communications LLC	3.800%	3/13/24	100	107
Discovery Communications LLC	3.900%	11/15/24	150	163
Discovery Communications LLC	3.950%	6/15/25	303	332
Discovery Communications LLC	3.950%	3/20/28	400	445
Discovery Communications LLC	3.625%	5/15/30	230	251
Discovery Communications LLC	5.000%	9/20/37	325	394
Discovery Communications LLC	6.350%	6/1/40	150	207
Discovery Communications LLC	4.875%	4/1/43	300	359
Discovery Communications LLC	5.200%	9/20/47	225	280
Discovery Communications LLC	5.300%	5/15/49	75	95
Discovery Communications LLC	4.650%	5/15/50	200	234

29

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discovery Communications LLC	4.000%	9/15/55	269	284
Electronic Arts Inc.	4.800%	3/1/26	100	115
Expedia Group Inc.	3.600%	12/15/23	100	106
Expedia Group Inc.	4.500%	8/15/24	100	110
Expedia Group Inc.	5.000%	2/15/26	150	171
Expedia Group Inc.	4.625%	8/1/27	150	169
Expedia Group Inc.	3.250%	2/15/30	250	261
Expedia Group Inc.	2.950%	3/15/31	300	305
Fox Corp.	4.030%	1/25/24	250	271
Fox Corp.	3.050%	4/7/25	100	107
Fox Corp.	4.709%	1/25/29	375	441
Fox Corp.	3.500%	4/8/30	150	165
Fox Corp.	5.476%	1/25/39	250	323
Fox Corp.	5.576%	1/25/49	425	574
Grupo Televisa SAB	6.625%	3/18/25	100	119
Grupo Televisa SAB	4.625%	1/30/26	100	111
Grupo Televisa SAB	6.625%	1/15/40	125	173
Grupo Televisa SAB	5.000%	5/13/45	425	507
Grupo Televisa SAB	5.250%	5/24/49	200	251
Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	229
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	117
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	118
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	234
Koninklijke KPN NV	8.375%	10/1/30	125	177
NBCUniversal Media LLC	6.400%	4/30/40	150	224
NBCUniversal Media LLC	5.950%	4/1/41	225	325
NBCUniversal Media LLC	4.450%	1/15/43	225	276
Omnicom Group Inc.	3.650%	11/1/24	150	163
Omnicom Group Inc.	3.600%	4/15/26	250	276
Omnicom Group Inc.	2.450%	4/30/30	150	152
Omnicom Group Inc.	4.200%	6/1/30	100	115
Omnicom Group Inc.	2.600%	8/1/31	200	203
Orange SA	9.000%	3/1/31	550	866
Orange SA	5.375%	1/13/42	325	439
Orange SA	5.500%	2/6/44	200	278
Rogers Communications Inc.	3.000%	3/15/23	205	212
Rogers Communications Inc.	4.100%	10/1/23	175	187
Rogers Communications Inc.	3.625%	12/15/25	125	138
Rogers Communications Inc.	2.900%	11/15/26	100	107
Rogers Communications Inc.	4.500%	3/15/43	265	309
Rogers Communications Inc.	5.000%	3/15/44	190	238
Rogers Communications Inc.	4.350%	5/1/49	450	530
Rogers Communications Inc.	3.700%	11/15/49	150	160
Telefonica Emisiones SA	4.103%	3/8/27	250	281
Telefonica Emisiones SA	7.045%	6/20/36	475	684
Telefonica Emisiones SA	4.665%	3/6/38	200	235
Telefonica Emisiones SA	5.213%	3/8/47	550	689
Telefonica Emisiones SA	4.895%	3/6/48	250	299
Telefonica Emisiones SA	5.520%	3/1/49	335	435
Telefonica Europe BV	8.250%	9/15/30	250	366
TELUS Corp.	2.800%	2/16/27	100	107
TELUS Corp.	4.300%	6/15/49	200	241
Tencent Music Entertainment Group	2.000%	9/3/30	200	193
Time Warner Cable LLC	6.550%	5/1/37	200	272
Time Warner Cable LLC	7.300%	7/1/38	50	73
Time Warner Cable LLC	6.750%	6/15/39	400	560
Time Warner Cable LLC	5.875%	11/15/40	425	548
Time Warner Cable LLC	5.500%	9/1/41	250	311
Time Warner Cable LLC	4.500%	9/15/42	250	279
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Time Warner Entertainment Co. LP	8.375%	3/15/23	200	226
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	304
T-Mobile USA Inc.	3.500%	4/15/25	600	651
T-Mobile USA Inc.	1.500%	2/15/26	200	201
T-Mobile USA Inc.	3.750%	4/15/27	800	884
T-Mobile USA Inc.	2.050%	2/15/28	250	253
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,697
T-Mobile USA Inc.	2.550%	2/15/31	900	910
T-Mobile USA Inc.	2.250%	11/15/31	500	492
T-Mobile USA Inc.	4.375%	4/15/40	400	469
T-Mobile USA Inc.	3.000%	2/15/41	155	153
T-Mobile USA Inc.	4.500%	4/15/50	600	714
T-Mobile USA Inc.	3.300%	2/15/51	1,000	996
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	326
TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,070	1,102
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	92
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	245
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	142
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	308
Verisign Inc.	2.700%	6/15/31	200	203
Verizon Communications Inc.	3.500%	11/1/24	400	433
Verizon Communications Inc.	3.376%	2/15/25	534	580
Verizon Communications Inc.	0.850%	11/20/25	500	494
Verizon Communications Inc.	1.450%	3/20/26	500	505
Verizon Communications Inc.	2.625%	8/15/26	475	505
Verizon Communications Inc.	4.125%	3/16/27	700	797
Verizon Communications Inc.	3.000%	3/22/27	150	161
Verizon Communications Inc.	2.100%	3/22/28	600	613
Verizon Communications Inc.	4.329%	9/21/28	1,229	1,428
Verizon Communications Inc.	4.016%	12/3/29	927	1,063
Verizon Communications Inc.	3.150%	3/22/30	310	334
Verizon Communications Inc.	1.680%	10/30/30	527	503
Verizon Communications Inc.	1.750%	1/20/31	500	479
Verizon Communications Inc.	2.550%	3/21/31	800	819
Verizon Communications Inc.	4.500%	8/10/33	575	688
Verizon Communications Inc.	4.400%	11/1/34	725	865
Verizon Communications Inc.	4.272%	1/15/36	513	612
Verizon Communications Inc.	5.250%	3/16/37	300	396
Verizon Communications Inc.	4.812%	3/15/39	350	444
Verizon Communications Inc.	2.650%	11/20/40	500	482
Verizon Communications Inc.	3.400%	3/22/41	500	530
Verizon Communications Inc.	4.125%	8/15/46	250	294
Verizon Communications Inc.	4.862%	8/21/46	1,279	1,652
Verizon Communications Inc.	4.522%	9/15/48	747	922

30

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.012%	4/15/49	219	290
Verizon Communications Inc.	4.000%	3/22/50	250	288
Verizon Communications Inc.	2.875%	11/20/50	500	477
Verizon Communications Inc.	3.550%	3/22/51	900	962
Verizon Communications Inc.	4.672%	3/15/55	600	775
Verizon Communications Inc.	2.987%	10/30/56	900	846
Verizon Communications Inc.	3.000%	11/20/60	500	469
Verizon Communications Inc.	3.700%	3/22/61	700	751
ViacomCBS Inc.	3.500%	1/15/25	150	161
ViacomCBS Inc.	4.750%	5/15/25	300	339
ViacomCBS Inc.	4.000%	1/15/26	400	445
ViacomCBS Inc.	2.900%	1/15/27	279	297
ViacomCBS Inc.	3.375%	2/15/28	100	109
ViacomCBS Inc.	3.700%	6/1/28	100	111
ViacomCBS Inc.	4.950%	1/15/31	250	302
ViacomCBS Inc.	4.200%	5/19/32	200	231
ViacomCBS Inc.	5.500%	5/15/33	75	95
ViacomCBS Inc.	6.875%	4/30/36	240	345
ViacomCBS Inc.	5.900%	10/15/40	225	300
ViacomCBS Inc.	4.850%	7/1/42	225	276
ViacomCBS Inc.	4.375%	3/15/43	406	469
ViacomCBS Inc.	5.850%	9/1/43	225	308
ViacomCBS Inc.	4.900%	8/15/44	100	122
ViacomCBS Inc.	4.950%	5/19/50	250	316
Vodafone Group plc	3.750%	1/16/24	325	352
Vodafone Group plc	4.125%	5/30/25	500	558
Vodafone Group plc	4.375%	5/30/28	650	756
Vodafone Group plc	7.875%	2/15/30	150	215
Vodafone Group plc	6.250%	11/30/32	100	135
Vodafone Group plc	6.150%	2/27/37	200	277
Vodafone Group plc	5.000%	5/30/38	325	409
Vodafone Group plc	4.375%	2/19/43	275	321
Vodafone Group plc	5.250%	5/30/48	700	918
Vodafone Group plc	4.875%	6/19/49	350	441
Vodafone Group plc	4.250%	9/17/50	300	349
Vodafone Group plc	5.125%	6/19/59	100	130
Walt Disney Co.	1.650%	9/1/22	100	102
Walt Disney Co.	3.000%	9/15/22	275	284
Walt Disney Co.	3.350%	3/24/25	345	375
Walt Disney Co.	3.700%	10/15/25	125	138
Walt Disney Co.	1.750%	1/13/26	500	514
Walt Disney Co.	2.200%	1/13/28	200	207
Walt Disney Co.	2.000%	9/1/29	400	404
Walt Disney Co.	3.800%	3/22/30	240	274
Walt Disney Co.	2.650%	1/13/31	700	735
Walt Disney Co.	6.200%	12/15/34	400	564
Walt Disney Co.	6.400%	12/15/35	365	535
Walt Disney Co.	6.650%	11/15/37	200	302
Walt Disney Co.	4.625%	3/23/40	75	95
Walt Disney Co.	3.500%	5/13/40	400	446
Walt Disney Co.	5.400%	10/1/43	100	140
Walt Disney Co.	4.750%	9/15/44	175	228
Walt Disney Co.	2.750%	9/1/49	275	271
Walt Disney Co.	4.700%	3/23/50	395	527
Walt Disney Co.	3.600%	1/13/51	600	680
Walt Disney Co.	3.800%	5/13/60	300	353
Weibo Corp.	3.500%	7/5/24	200	211
Weibo Corp.	3.375%	7/8/30	200	206
WPP Finance 2010	3.625%	9/7/22	200	207
WPP Finance 2010	3.750%	9/19/24	200	218
				127,179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (1.8%)
	Advance Auto Parts Inc.	3.900%	4/15/30	250	280
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	208
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	435
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	437
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	295
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	327
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	224
	Alibaba Group Holding Ltd.	4.200%	12/6/47	425	490
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	197
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	120
	Alibaba Group Holding Ltd.	3.250%	2/9/61	500	484
	Amazon.com Inc.	2.500%	11/29/22	150	154
	Amazon.com Inc.	2.400%	2/22/23	450	465
	Amazon.com Inc.	0.400%	6/3/23	200	200
	Amazon.com Inc.	0.450%	5/12/24	500	499
	Amazon.com Inc.	2.800%	8/22/24	250	266
	Amazon.com Inc.	3.800%	12/5/24	120	132
	Amazon.com Inc.	0.800%	6/3/25	285	286
	Amazon.com Inc.	5.200%	12/3/25	225	264
	Amazon.com Inc.	1.000%	5/12/26	600	600
	Amazon.com Inc.	1.200%	6/3/27	285	284
	Amazon.com Inc.	3.150%	8/22/27	725	801
	Amazon.com Inc.	1.650%	5/12/28	500	504
	Amazon.com Inc.	1.500%	6/3/30	505	495
	Amazon.com Inc.	2.100%	5/12/31	400	407
	Amazon.com Inc.	4.800%	12/5/34	225	290
	Amazon.com Inc.	3.875%	8/22/37	600	714
	Amazon.com Inc.	2.875%	5/12/41	500	516
	Amazon.com Inc.	4.950%	12/5/44	350	475
	Amazon.com Inc.	4.050%	8/22/47	600	732
	Amazon.com Inc.	2.500%	6/3/50	590	557
	Amazon.com Inc.	3.100%	5/12/51	700	736
	Amazon.com Inc.	4.250%	8/22/57	500	640
	Amazon.com Inc.	2.700%	6/3/60	400	381
	Amazon.com Inc.	3.250%	5/12/61	200	212
	American Honda Finance Corp.	0.400%	10/21/22	500	501
	American Honda Finance Corp.	1.950%	5/10/23	200	206
	American Honda Finance Corp.	0.875%	7/7/23	200	202
	American Honda Finance Corp.	3.450%	7/14/23	125	133
	American Honda Finance Corp.	3.625%	10/10/23	100	107
	American Honda Finance Corp.	2.900%	2/16/24	150	159
	American Honda Finance Corp.	0.550%	7/12/24	500	498
	American Honda Finance Corp.	2.150%	9/10/24	125	131
	American Honda Finance Corp.	1.200%	7/8/25	200	202
	American Honda Finance Corp.	2.350%	1/8/27	100	106
	American Honda Finance Corp.	2.000%	3/24/28	100	103
	American Honda Finance Corp.	1.800%	1/13/31	300	296
[2]	American University	3.672%	4/1/49	110	126
	Aptiv Corp.	4.150%	3/15/24	125	136
	Aptiv plc	4.250%	1/15/26	150	169
	Aptiv plc	4.350%	3/15/29	50	58

31

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv plc	4.400%	10/1/46	50	58
	Aptiv plc	5.400%	3/15/49	50	68
	AutoNation Inc.	3.500%	11/15/24	205	221
	AutoNation Inc.	4.500%	10/1/25	150	167
	AutoNation Inc.	3.800%	11/15/27	75	82
	AutoZone Inc.	3.125%	7/15/23	125	131
	AutoZone Inc.	3.125%	4/18/24	130	138
	AutoZone Inc.	3.250%	4/15/25	132	142
	AutoZone Inc.	3.625%	4/15/25	153	167
	AutoZone Inc.	3.125%	4/21/26	100	109
	AutoZone Inc.	3.750%	6/1/27	100	112
	AutoZone Inc.	3.750%	4/18/29	100	112
	AutoZone Inc.	4.000%	4/15/30	250	284
	AutoZone Inc.	1.650%	1/15/31	200	190
	Best Buy Co. Inc.	4.450%	10/1/28	200	232
	BorgWarner Inc.	3.375%	3/15/25	75	81
	BorgWarner Inc.	2.650%	7/1/27	200	212
	BorgWarner Inc.	4.375%	3/15/45	100	116
[2]	Boston University	4.061%	10/1/48	50	61
	California Endowment	2.498%	4/1/51	50	48
	California Institute of Technology	4.321%	8/1/45	70	89
	California Institute of Technology	4.700%	11/1/11	50	71
	California Institute of Technology	3.650%	9/1/19	100	113
	Cleveland Clinic Foundation	4.858%	1/1/14	100	141
	Daimler Finance North America LLC	8.500%	1/18/31	250	379
	Darden Restaurants Inc.	3.850%	5/1/27	200	222
	Darden Restaurants Inc.	4.550%	2/15/48	50	59
	DR Horton Inc.	4.375%	9/15/22	100	104
	DR Horton Inc.	4.750%	2/15/23	225	238
	DR Horton Inc.	5.750%	8/15/23	75	82
	DR Horton Inc.	2.500%	10/15/24	100	105
[2]	Duke University	2.682%	10/1/44	100	102
[2]	Duke University	2.832%	10/1/55	125	130
	eBay Inc.	2.750%	1/30/23	175	181
	eBay Inc.	3.450%	8/1/24	125	134
	eBay Inc.	1.900%	3/11/25	180	186
	eBay Inc.	1.400%	5/10/26	200	201
	eBay Inc.	3.600%	6/5/27	300	333
	eBay Inc.	2.700%	3/11/30	200	208
	eBay Inc.	2.600%	5/10/31	200	204
	eBay Inc.	4.000%	7/15/42	200	224
	eBay Inc.	3.650%	5/10/51	200	212
	Emory University	2.143%	9/1/30	150	153
	Emory University	2.969%	9/1/50	50	52
	Ford Foundation	2.415%	6/1/50	60	58
	Ford Foundation	2.815%	6/1/70	150	151
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	107
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	257
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	54
	General Motors Co.	4.875%	10/2/23	625	680
	General Motors Co.	5.400%	10/2/23	250	275
	General Motors Co.	6.125%	10/1/25	600	710
	General Motors Co.	6.800%	10/1/27	100	126
	General Motors Co.	5.000%	4/1/35	165	199
	General Motors Co.	6.600%	4/1/36	250	342
	General Motors Co.	5.150%	4/1/38	225	274
	General Motors Co.	6.250%	10/2/43	210	290
	General Motors Co.	5.200%	4/1/45	230	285
	General Motors Co.	5.400%	4/1/48	200	255
	General Motors Co.	5.950%	4/1/49	175	238
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	102
	General Motors Financial Co. Inc.	3.550%	7/8/22	200	206
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.250%	1/5/23	275	285
	General Motors Financial Co. Inc.	5.200%	3/20/23	300	323
	General Motors Financial Co. Inc.	3.700%	5/9/23	200	210
	General Motors Financial Co. Inc.	4.150%	6/19/23	200	212
	General Motors Financial Co. Inc.	1.700%	8/18/23	500	510
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	201
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	431
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	215
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	1,014
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	359
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	158
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	173
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	199
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	366
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	520
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	203
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	759
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	493
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	201
	George Washington University	4.126%	9/15/48	300	372
	Georgetown University	4.315%	4/1/49	68	85
	Georgetown University	2.943%	4/1/50	100	102
	Georgetown University	5.215%	10/1/18	59	89
	Harley-Davidson Inc.	3.500%	7/28/25	100	108
	Harley-Davidson Inc.	4.625%	7/28/45	125	138
	Hasbro Inc.	3.900%	11/19/29	350	389
	Hasbro Inc.	6.350%	3/15/40	125	174
	Hasbro Inc.	5.100%	5/15/44	50	61
	Home Depot Inc.	3.750%	2/15/24	200	216
	Home Depot Inc.	3.000%	4/1/26	275	299
	Home Depot Inc.	2.500%	4/15/27	395	421
	Home Depot Inc.	2.800%	9/14/27	200	217
	Home Depot Inc.	2.950%	6/15/29	600	656
	Home Depot Inc.	2.700%	4/15/30	445	476
	Home Depot Inc.	1.375%	3/15/31	500	479
	Home Depot Inc.	5.875%	12/16/36	825	1,179
	Home Depot Inc.	3.300%	4/15/40	295	323
	Home Depot Inc.	5.950%	4/1/41	175	256
	Home Depot Inc.	4.200%	4/1/43	200	245
	Home Depot Inc.	4.875%	2/15/44	300	400
	Home Depot Inc.	4.400%	3/15/45	100	127
	Home Depot Inc.	4.250%	4/1/46	330	411
	Home Depot Inc.	3.900%	6/15/47	250	297
	Home Depot Inc.	4.500%	12/6/48	225	292
	Home Depot Inc.	3.125%	12/15/49	525	556
	Home Depot Inc.	3.350%	4/15/50	375	415
	Home Depot Inc.	2.375%	3/15/51	400	370
	Hyatt Hotels Corp.	3.375%	7/15/23	100	104
	Hyatt Hotels Corp.	4.850%	3/15/26	200	224
	Hyatt Hotels Corp.	4.375%	9/15/28	75	83
	Hyatt Hotels Corp.	5.750%	4/23/30	200	243
	JD.com Inc.	3.375%	1/14/30	200	214
[2]	Johns Hopkins University	4.083%	7/1/53	75	97
	Kohl's Corp.	5.550%	7/17/45	100	120

32

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Sands Corp.	3.200%	8/8/24	365	383
	Las Vegas Sands Corp.	2.900%	6/25/25	200	208
	Las Vegas Sands Corp.	3.500%	8/18/26	145	154
	Las Vegas Sands Corp.	3.900%	8/8/29	65	69
	Lear Corp.	3.800%	9/15/27	100	110
	Lear Corp.	4.250%	5/15/29	150	169
	Lear Corp.	3.500%	5/30/30	100	108
	Lear Corp.	5.250%	5/15/49	125	158
	Leggett & Platt Inc.	3.800%	11/15/24	100	108
	Leggett & Platt Inc.	3.500%	11/15/27	125	136
	Leggett & Platt Inc.	4.400%	3/15/29	75	86
	Leland Stanford Junior University	3.647%	5/1/48	200	242
	Lennar Corp.	4.750%	11/15/22	200	209
	Lennar Corp.	4.500%	4/30/24	300	328
	Lennar Corp.	5.250%	6/1/26	200	231
	Lennar Corp.	4.750%	11/29/27	200	231
	Lowe's Cos. Inc.	3.875%	9/15/23	275	294
	Lowe's Cos. Inc.	3.125%	9/15/24	100	107
	Lowe's Cos. Inc.	3.375%	9/15/25	200	219
	Lowe's Cos. Inc.	2.500%	4/15/26	250	265
	Lowe's Cos. Inc.	3.100%	5/3/27	350	382
	Lowe's Cos. Inc.	1.300%	4/15/28	260	254
	Lowe's Cos. Inc.	6.500%	3/15/29	67	87
	Lowe's Cos. Inc.	3.650%	4/5/29	300	336
	Lowe's Cos. Inc.	4.500%	4/15/30	250	296
	Lowe's Cos. Inc.	1.700%	10/15/30	300	288
	Lowe's Cos. Inc.	2.625%	4/1/31	500	518
	Lowe's Cos. Inc.	4.250%	9/15/44	28	32
	Lowe's Cos. Inc.	3.700%	4/15/46	250	275
	Lowe's Cos. Inc.	4.050%	5/3/47	300	346
	Lowe's Cos. Inc.	3.000%	10/15/50	500	493
	Magna International Inc.	3.625%	6/15/24	170	183
	Magna International Inc.	4.150%	10/1/25	100	112
	Magna International Inc.	2.450%	6/15/30	100	102
	Marriott International Inc.	2.125%	10/3/22	200	203
	Marriott International Inc.	3.750%	3/15/25	175	188
	Marriott International Inc.	3.750%	10/1/25	65	70
	Marriott International Inc.	3.125%	6/15/26	1,083	1,153
	Marriott International Inc.	4.000%	4/15/28	50	55
	Marriott International Inc.	4.625%	6/15/30	200	230
	Marriott International Inc.	2.850%	4/15/31	300	305
	Masco Corp.	3.500%	11/15/27	100	110
	Masco Corp.	1.500%	2/15/28	200	195
	Masco Corp.	7.750%	8/1/29	24	33
	Masco Corp.	2.000%	10/1/30	500	488
	Masco Corp.	4.500%	5/15/47	100	121
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	150
	Massachusetts Institute of Technology	2.989%	7/1/50	85	94
	Massachusetts Institute of Technology	5.600%	7/1/11	130	221
	Massachusetts Institute of Technology	4.678%	7/1/14	275	402
	Massachusetts Institute of Technology	3.885%	7/1/16	100	123
	McDonald's Corp.	3.350%	4/1/23	200	210
	McDonald's Corp.	3.300%	7/1/25	497	540
	McDonald's Corp.	3.700%	1/30/26	300	333
	McDonald's Corp.	3.500%	3/1/27	200	221
	McDonald's Corp.	3.500%	7/1/27	315	349
	McDonald's Corp.	3.800%	4/1/28	350	396
	McDonald's Corp.	2.625%	9/1/29	200	211
	McDonald's Corp.	2.125%	3/1/30	200	202
	McDonald's Corp.	3.600%	7/1/30	200	225
	McDonald's Corp.	4.700%	12/9/35	200	248
	McDonald's Corp.	6.300%	10/15/37	150	216
	McDonald's Corp.	6.300%	3/1/38	100	144
	McDonald's Corp.	5.700%	2/1/39	100	137
	McDonald's Corp.	3.700%	2/15/42	25	28
	McDonald's Corp.	3.625%	5/1/43	100	111
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	4.600%	5/26/45	210	262
	McDonald's Corp.	4.875%	12/9/45	300	386
	McDonald's Corp.	4.450%	3/1/47	250	306
	McDonald's Corp.	4.450%	9/1/48	150	187
	McDonald's Corp.	3.625%	9/1/49	350	388
	McDonald's Corp.	4.200%	4/1/50	200	241
	Mohawk Industries Inc.	3.850%	2/1/23	100	104
	Mohawk Industries Inc.	3.625%	5/15/30	125	137
	NIKE Inc.	2.400%	3/27/25	225	238
	NIKE Inc.	2.375%	11/1/26	200	213
	NIKE Inc.	2.750%	3/27/27	200	216
	NIKE Inc.	2.850%	3/27/30	200	217
	NIKE Inc.	3.250%	3/27/40	200	219
	NIKE Inc.	3.625%	5/1/43	125	145
	NIKE Inc.	3.875%	11/1/45	225	270
	NIKE Inc.	3.375%	11/1/46	100	112
	NIKE Inc.	3.375%	3/27/50	300	339
[5]	Nordstrom Inc.	4.250%	8/1/31	200	209
	Nordstrom Inc.	5.000%	1/15/44	200	200
[2]	Northwestern University	4.643%	12/1/44	75	99
[2]	Northwestern University	2.640%	12/1/50	50	50
[2]	Northwestern University	3.662%	12/1/57	75	91
	NVR Inc.	3.950%	9/15/22	100	103
	NVR Inc.	3.000%	5/15/30	200	212
	O'Reilly Automotive Inc.	3.800%	9/1/22	100	103
	O'Reilly Automotive Inc.	3.850%	6/15/23	75	79
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	364
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	481
	President and Fellows of Harvard College	4.875%	10/15/40	225	309
	President and Fellows of Harvard College	3.150%	7/15/46	100	112
	PulteGroup Inc.	5.500%	3/1/26	200	234
	Pultegroup, Inc.	6.375%	5/15/33	300	397
	Ralph Lauren Corp.	3.750%	9/15/25	50	55
	Ralph Lauren Corp.	2.950%	6/15/30	200	213
	Rockefeller Foundation	2.492%	10/1/50	250	243
	Ross Stores Inc.	4.600%	4/15/25	200	226
	Ross Stores Inc.	1.875%	4/15/31	200	194
	Sands China Ltd.	4.600%	8/8/23	400	425
	Sands China Ltd.	5.125%	8/8/25	400	448
	Sands China Ltd.	3.800%	1/8/26	200	213
	Sands China Ltd.	5.400%	8/8/28	300	349
	Sands China Ltd.	4.375%	6/18/30	200	217
	Starbucks Corp.	3.100%	3/1/23	375	391
	Starbucks Corp.	3.850%	10/1/23	100	107
	Starbucks Corp.	2.450%	6/15/26	200	211
	Starbucks Corp.	3.500%	3/1/28	100	112
	Starbucks Corp.	4.000%	11/15/28	200	230
	Starbucks Corp.	3.550%	8/15/29	200	224
	Starbucks Corp.	2.250%	3/12/30	450	456
	Starbucks Corp.	2.550%	11/15/30	300	311
	Starbucks Corp.	4.300%	6/15/45	50	59
	Starbucks Corp.	3.750%	12/1/47	125	139
	Starbucks Corp.	4.500%	11/15/48	200	249
	Starbucks Corp.	3.350%	3/12/50	100	104
	Starbucks Corp.	3.500%	11/15/50	300	322
	Steelcase Inc.	5.125%	1/18/29	125	145
	Stellantis NV	5.250%	4/15/23	300	323
	Tapestry Inc.	3.000%	7/15/22	125	127
	Tapestry Inc.	4.250%	4/1/25	97	106
	Tapestry Inc.	4.125%	7/15/27	100	109
	TJX Cos. Inc.	2.500%	5/15/23	100	103
	TJX Cos. Inc.	2.250%	9/15/26	350	368
	TJX Cos. Inc.	1.600%	5/15/31	200	193
	Toyota Motor Corp.	3.419%	7/20/23	150	159
	Toyota Motor Corp.	2.358%	7/2/24	100	105
	Toyota Motor Corp.	1.339%	3/25/26	500	506
	Toyota Motor Corp.	2.760%	7/2/29	100	108
	Toyota Motor Credit Corp.	2.150%	9/8/22	200	204
	Toyota Motor Credit Corp.	2.625%	1/10/23	100	103

33

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	0.400%	4/6/23	200	200
	Toyota Motor Credit Corp.	0.500%	8/14/23	500	501
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	204
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	312
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	133
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	199
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	258
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	136
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	199
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	220
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	492
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	110
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	204
	Toyota Motor Credit Corp.	3.650%	1/8/29	100	114
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	154
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	449
	Tractor Supply Co.	1.750%	11/1/30	200	191
	Trustees of Boston College	3.129%	7/1/52	100	106
	Trustees of Princeton University	5.700%	3/1/39	150	218
	Trustees of Princeton University	2.516%	7/1/50	150	148
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	194
[2]	University of Chicago	2.547%	4/1/50	500	479
	University of Chicago	3.000%	10/1/52	50	53
[2]	University of Chicago	4.003%	10/1/53	100	122
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	118
	University of Notre Dame du Lac	3.394%	2/15/48	125	146
	University of Pennsylvania	4.674%	9/1/12	50	69
[2]	University of Southern California	3.028%	10/1/39	100	107
[2]	University of Southern California	3.841%	10/1/47	200	243
	University of Southern California	2.945%	10/1/51	200	209
	University of Southern California	5.250%	10/1/11	100	153
	VF Corp.	2.400%	4/23/25	200	210
	VF Corp.	2.950%	4/23/30	200	212
	Whirlpool Corp.	4.700%	6/1/22	100	104
	Whirlpool Corp.	4.000%	3/1/24	50	54
	Whirlpool Corp.	3.700%	5/1/25	75	82
	Whirlpool Corp.	4.750%	2/26/29	150	178
	Whirlpool Corp.	4.500%	6/1/46	100	120
	Whirlpool Corp.	4.600%	5/15/50	75	93
[2]	William Marsh Rice University	3.574%	5/15/45	150	174
	Yale University	0.873%	4/15/25	100	101
	Yale University	1.482%	4/15/30	100	99
	Yale University	2.402%	4/15/50	100	97
					83,949
Consumer Staples (2.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	135
	Altria Group Inc.	2.850%	8/9/22	375	385
	Altria Group Inc.	4.000%	1/31/24	250	271
	Altria Group Inc.	2.350%	5/6/25	150	157
	Altria Group Inc.	4.400%	2/14/26	997	1,128
	Altria Group Inc.	2.625%	9/16/26	75	79
	Altria Group Inc.	4.800%	2/14/29	575	667
	Altria Group Inc.	5.800%	2/14/39	120	148
	Altria Group Inc.	3.400%	2/4/41	500	476
	Altria Group Inc.	4.250%	8/9/42	275	287
	Altria Group Inc.	4.500%	5/2/43	125	135
	Altria Group Inc.	5.375%	1/31/44	350	416
	Altria Group Inc.	3.875%	9/16/46	425	421
	Altria Group Inc.	5.950%	2/14/49	500	640
	Altria Group Inc.	3.700%	2/4/51	500	474
	Altria Group Inc.	6.200%	2/14/59	70	91
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,155
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,466
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,310	2,922
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	122
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	336
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	243
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	593
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	569
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	1,265	1,507
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	328
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	249
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	165
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	410
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	354
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	856
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	719
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	825
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	500	610
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	438
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	224
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	461
Archer-Daniels-Midland Co.	2.750%	3/27/25	100	107
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	213
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	221
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	109
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	130
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	59
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	167
BAT Capital Corp.	2.764%	8/15/22	325	333
BAT Capital Corp.	3.222%	8/15/24	650	690
BAT Capital Corp.	3.215%	9/6/26	200	212
BAT Capital Corp.	3.557%	8/15/27	675	722
BAT Capital Corp.	2.259%	3/25/28	500	497
BAT Capital Corp.	2.726%	3/25/31	500	492
BAT Capital Corp.	4.390%	8/15/37	525	566
BAT Capital Corp.	4.540%	8/15/47	575	606
BAT Capital Corp.	4.758%	9/6/49	250	271
BAT Capital Corp.	3.984%	9/25/50	500	488
BAT International Finance plc	1.668%	3/25/26	500	501
Brown-Forman Corp.	3.500%	4/15/25	81	88
Brown-Forman Corp.	4.500%	7/15/45	100	129
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	257
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	136
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	221

34

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bunge Ltd. Finance Corp.	2.750%	5/14/31	100	101
Campbell Soup Co.	3.650%	3/15/23	65	68
Campbell Soup Co.	3.950%	3/15/25	200	220
Campbell Soup Co.	3.300%	3/19/25	125	135
Campbell Soup Co.	4.150%	3/15/28	175	199
Campbell Soup Co.	2.375%	4/24/30	150	151
Campbell Soup Co.	4.800%	3/15/48	135	166
Campbell Soup Co.	3.125%	4/24/50	100	97
Church & Dwight Co. Inc.	2.450%	8/1/22	25	26
Church & Dwight Co. Inc.	3.150%	8/1/27	100	109
Church & Dwight Co. Inc.	3.950%	8/1/47	75	88
Clorox Co.	3.050%	9/15/22	100	103
Clorox Co.	3.500%	12/15/24	175	190
Clorox Co.	3.100%	10/1/27	50	54
Clorox Co.	3.900%	5/15/28	50	57
Clorox Co.	1.800%	5/15/30	50	49
Coca-Cola Co.	1.750%	9/6/24	100	104
Coca-Cola Co.	3.375%	3/25/27	200	223
Coca-Cola Co.	2.900%	5/25/27	50	55
Coca-Cola Co.	1.000%	3/15/28	500	485
Coca-Cola Co.	2.125%	9/6/29	125	129
Coca-Cola Co.	3.450%	3/25/30	250	282
Coca-Cola Co.	1.375%	3/15/31	500	478
Coca-Cola Co.	4.125%	3/25/40	100	120
Coca-Cola Co.	2.500%	6/1/40	200	198
Coca-Cola Co.	2.875%	5/5/41	500	518
Coca-Cola Co.	4.200%	3/25/50	175	220
Coca-Cola Co.	2.600%	6/1/50	300	289
Coca-Cola Co.	2.750%	6/1/60	325	319
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	138
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	209
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	201
Colgate-Palmolive Co.	2.250%	11/15/22	75	77
Colgate-Palmolive Co.	2.100%	5/1/23	280	289
Colgate-Palmolive Co.	3.250%	3/15/24	100	107
Colgate-Palmolive Co.	4.000%	8/15/45	150	189
Colgate-Palmolive Co.	3.700%	8/1/47	100	121
Conagra Brands Inc.	3.250%	9/15/22	75	77
Conagra Brands Inc.	3.200%	1/25/23	79	82
Conagra Brands Inc.	4.300%	5/1/24	200	219
Conagra Brands Inc.	4.600%	11/1/25	150	170
Conagra Brands Inc.	1.375%	11/1/27	200	195
Conagra Brands Inc.	7.000%	10/1/28	75	100
Conagra Brands Inc.	4.850%	11/1/28	250	298
Conagra Brands Inc.	8.250%	9/15/30	50	74
Conagra Brands Inc.	5.300%	11/1/38	200	254
Conagra Brands Inc.	5.400%	11/1/48	200	267
Constellation Brands Inc.	2.650%	11/7/22	250	257
Constellation Brands Inc.	3.200%	2/15/23	250	260
Constellation Brands Inc.	4.250%	5/1/23	200	213
Constellation Brands Inc.	4.750%	11/15/24	175	197
Constellation Brands Inc.	4.400%	11/15/25	100	113
Constellation Brands Inc.	3.700%	12/6/26	100	111
Constellation Brands Inc.	3.500%	5/9/27	150	165
Constellation Brands Inc.	3.600%	2/15/28	175	194
Constellation Brands Inc.	4.650%	11/15/28	75	88
Constellation Brands Inc.	3.150%	8/1/29	225	242
Constellation Brands Inc.	2.875%	5/1/30	356	374
Constellation Brands Inc.	4.100%	2/15/48	100	115
Constellation Brands Inc.	5.250%	11/15/48	225	300
Constellation Brands Inc.	3.750%	5/1/50	125	138
Costco Wholesale Corp.	2.750%	5/18/24	275	292
Costco Wholesale Corp.	3.000%	5/18/27	100	110
Costco Wholesale Corp.	1.375%	6/20/27	250	252
Costco Wholesale Corp.	1.600%	4/20/30	400	394
Costco Wholesale Corp.	1.750%	4/20/32	200	197
Delhaize America LLC	9.000%	4/15/31	100	154
Diageo Capital plc	2.625%	4/29/23	500	518
Diageo Capital plc	2.125%	10/24/24	200	209
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Capital plc	1.375%	9/29/25	200	203
	Diageo Capital plc	2.375%	10/24/29	200	207
	Diageo Capital plc	2.000%	4/29/30	200	200
	Diageo Capital plc	2.125%	4/29/32	200	201
	Diageo Capital plc	5.875%	9/30/36	50	71
	Diageo Capital plc	3.875%	4/29/43	100	118
	Diageo Investment Corp.	4.250%	5/11/42	150	184
	Dollar General Corp.	3.250%	4/15/23	150	157
	Dollar General Corp.	4.150%	11/1/25	105	118
	Dollar General Corp.	3.875%	4/15/27	150	169
	Dollar General Corp.	4.125%	5/1/28	150	172
	Dollar General Corp.	3.500%	4/3/30	100	110
	Dollar General Corp.	4.125%	4/3/50	200	234
	Dollar Tree Inc.	3.700%	5/15/23	100	106
	Dollar Tree Inc.	4.000%	5/15/25	200	221
	Dollar Tree Inc.	4.200%	5/15/28	300	342
	Estee Lauder Cos. Inc.	3.150%	3/15/27	150	165
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	131
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	108
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	126
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	125
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	136
	Flowers Foods Inc.	3.500%	10/1/26	75	82
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	119
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	632
	General Mills Inc.	2.600%	10/12/22	250	256
	General Mills Inc.	3.700%	10/17/23	575	615
	General Mills Inc.	3.650%	2/15/24	100	107
	General Mills Inc.	4.200%	4/17/28	225	259
	General Mills Inc.	2.875%	4/15/30	150	159
[5]	General Mills Inc.	3.000%	2/1/51	500	504
	Hershey Co.	2.625%	5/1/23	100	104
	Hershey Co.	3.375%	5/15/23	150	158
	Hershey Co.	2.050%	11/15/24	55	57
	Hershey Co.	3.200%	8/21/25	65	71
	Hershey Co.	2.300%	8/15/26	100	106
	Hershey Co.	2.450%	11/15/29	130	137
	Hershey Co.	1.700%	6/1/30	30	30
	Hershey Co.	3.125%	11/15/49	150	160
	Hershey Co.	2.650%	6/1/50	100	98
	Hormel Foods Corp.	1.800%	6/11/30	200	199
	Hormel Foods Corp.	3.050%	6/3/51	500	520
	Ingredion Inc.	3.200%	10/1/26	100	109
	Ingredion Inc.	2.900%	6/1/30	175	183
	Ingredion Inc.	3.900%	6/1/50	100	112
	JM Smucker Co.	3.500%	3/15/25	175	191
	JM Smucker Co.	3.375%	12/15/27	150	165
	JM Smucker Co.	2.375%	3/15/30	100	102
	JM Smucker Co.	4.250%	3/15/35	100	117
	JM Smucker Co.	4.375%	3/15/45	125	150
	JM Smucker Co.	3.550%	3/15/50	50	54
	Kellogg Co.	2.650%	12/1/23	126	132
	Kellogg Co.	3.250%	4/1/26	125	136
	Kellogg Co.	3.400%	11/15/27	125	138
	Kellogg Co.	4.300%	5/15/28	100	116
	Kellogg Co.	2.100%	6/1/30	100	101
	Kellogg Co.	7.450%	4/1/31	125	181
	Kellogg Co.	4.500%	4/1/46	210	261
	Keurig Dr Pepper Inc.	4.057%	5/25/23	187	199
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	106
	Keurig Dr Pepper Inc.	4.417%	5/25/25	275	309
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	109
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	80
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	110
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	464
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	163
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	252
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	25
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	127

35

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	244
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	151
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	169
Kimberly-Clark Corp.	3.050%	8/15/25	50	54
Kimberly-Clark Corp.	2.750%	2/15/26	100	109
Kimberly-Clark Corp.	1.050%	9/15/27	500	489
Kimberly-Clark Corp.	3.950%	11/1/28	50	58
Kimberly-Clark Corp.	3.200%	4/25/29	150	166
Kimberly-Clark Corp.	3.100%	3/26/30	155	171
Kimberly-Clark Corp.	6.625%	8/1/37	250	389
Kimberly-Clark Corp.	5.300%	3/1/41	25	34
Kimberly-Clark Corp.	3.200%	7/30/46	175	191
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	51
Kroger Co.	2.800%	8/1/22	100	102
Kroger Co.	4.000%	2/1/24	100	108
Kroger Co.	3.500%	2/1/26	160	176
Kroger Co.	2.650%	10/15/26	140	149
Kroger Co.	3.700%	8/1/27	100	111
Kroger Co.	7.700%	6/1/29	50	69
Kroger Co.	8.000%	9/15/29	125	176
Kroger Co.	2.200%	5/1/30	100	101
Kroger Co.	1.700%	1/15/31	250	240
Kroger Co.	7.500%	4/1/31	100	143
Kroger Co.	5.400%	7/15/40	50	66
Kroger Co.	5.000%	4/15/42	125	158
Kroger Co.	5.150%	8/1/43	100	129
Kroger Co.	3.875%	10/15/46	100	110
Kroger Co.	4.450%	2/1/47	225	269
Kroger Co.	4.650%	1/15/48	75	92
Kroger Co.	5.400%	1/15/49	25	34
Kroger Co.	3.950%	1/15/50	175	200
McCormick & Co. Inc.	3.900%	7/15/21	50	50
McCormick & Co. Inc.	3.150%	8/15/24	150	160
McCormick & Co. Inc.	3.400%	8/15/27	150	165
McCormick & Co. Inc.	2.500%	4/15/30	250	257
McCormick & Co. Inc.	1.850%	2/15/31	250	242
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	399
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	143
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	195
Molson Coors Beverage Co.	3.000%	7/15/26	375	402
Molson Coors Beverage Co.	5.000%	5/1/42	200	245
Molson Coors Beverage Co.	4.200%	7/15/46	375	417
Mondelez International Inc.	0.625%	7/1/22	200	201
Mondelez International Inc.	1.500%	5/4/25	100	102
Mondelez International Inc.	2.750%	4/13/30	250	263
Mondelez International Inc.	1.875%	10/15/32	500	484
Mondelez International Inc.	2.625%	9/4/50	250	233
PepsiCo Inc.	0.750%	5/1/23	125	126
PepsiCo Inc.	3.600%	3/1/24	700	752
PepsiCo Inc.	2.250%	3/19/25	265	279
PepsiCo Inc.	2.750%	4/30/25	200	214
PepsiCo Inc.	3.500%	7/17/25	452	496
PepsiCo Inc.	2.375%	10/6/26	225	240
PepsiCo Inc.	2.625%	3/19/27	100	107
PepsiCo Inc.	3.000%	10/15/27	325	357
PepsiCo Inc.	2.625%	7/29/29	200	214
PepsiCo Inc.	2.750%	3/19/30	345	372
PepsiCo Inc.	1.625%	5/1/30	200	197
PepsiCo Inc.	1.400%	2/25/31	200	193
PepsiCo Inc.	3.500%	3/19/40	175	200
PepsiCo Inc.	4.000%	3/5/42	175	213
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	3.600%	8/13/42	100	116
PepsiCo Inc.	4.250%	10/22/44	225	279
PepsiCo Inc.	4.600%	7/17/45	75	98
PepsiCo Inc.	4.450%	4/14/46	500	640
PepsiCo Inc.	3.450%	10/6/46	300	337
PepsiCo Inc.	4.000%	5/2/47	100	122
PepsiCo Inc.	3.375%	7/29/49	490	548
PepsiCo Inc.	2.875%	10/15/49	325	334
PepsiCo Inc.	3.875%	3/19/60	150	185
Philip Morris International Inc.	2.500%	11/2/22	300	308
Philip Morris International Inc.	2.625%	3/6/23	100	104
Philip Morris International Inc.	1.125%	5/1/23	125	127
Philip Morris International Inc.	2.125%	5/10/23	95	98
Philip Morris International Inc.	3.600%	11/15/23	500	538
Philip Morris International Inc.	2.875%	5/1/24	220	234
Philip Morris International Inc.	3.250%	11/10/24	250	271
Philip Morris International Inc.	3.375%	8/11/25	150	164
Philip Morris International Inc.	2.750%	2/25/26	305	325
Philip Morris International Inc.	3.125%	3/2/28	100	109
Philip Morris International Inc.	3.375%	8/15/29	250	276
Philip Morris International Inc.	2.100%	5/1/30	150	150
Philip Morris International Inc.	1.750%	11/1/30	500	485
Philip Morris International Inc.	6.375%	5/16/38	200	286
Philip Morris International Inc.	4.375%	11/15/41	500	590
Philip Morris International Inc.	4.500%	3/20/42	125	148
Philip Morris International Inc.	3.875%	8/21/42	25	28
Philip Morris International Inc.	4.875%	11/15/43	155	194
Philip Morris International Inc.	4.250%	11/10/44	200	234
Procter & Gamble Co.	0.550%	10/29/25	300	296
Procter & Gamble Co.	2.800%	3/25/27	500	541
Procter & Gamble Co.	3.000%	3/25/30	500	551
Procter & Gamble Co.	1.200%	10/29/30	300	286
Procter & Gamble Co.	5.550%	3/5/37	150	216
Procter & Gamble Co.	3.550%	3/25/40	188	220
Procter & Gamble Co.	3.500%	10/25/47	169	201
Procter & Gamble Co.	3.600%	3/25/50	173	210
Reynolds American Inc.	4.450%	6/12/25	525	582
Reynolds American Inc.	5.700%	8/15/35	175	211
Reynolds American Inc.	7.250%	6/15/37	100	135
Reynolds American Inc.	6.150%	9/15/43	75	95
Reynolds American Inc.	5.850%	8/15/45	450	552
Sysco Corp.	3.750%	10/1/25	75	83
Sysco Corp.	3.300%	7/15/26	250	272
Sysco Corp.	3.250%	7/15/27	175	190
Sysco Corp.	2.400%	2/15/30	100	102
Sysco Corp.	5.950%	4/1/30	166	213
Sysco Corp.	6.600%	4/1/40	175	258
Sysco Corp.	4.850%	10/1/45	50	62
Sysco Corp.	4.500%	4/1/46	200	237
Sysco Corp.	4.450%	3/15/48	100	119
Sysco Corp.	3.300%	2/15/50	105	105
Sysco Corp.	6.600%	4/1/50	250	389
Target Corp.	3.500%	7/1/24	325	353
Target Corp.	2.250%	4/15/25	200	210
Target Corp.	2.500%	4/15/26	175	188

36

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Target Corp.	3.375%	4/15/29	200	225
Target Corp.	2.650%	9/15/30	250	268
Target Corp.	6.500%	10/15/37	103	159
Target Corp.	7.000%	1/15/38	125	202
Target Corp.	3.900%	11/15/47	300	376
Tyson Foods Inc.	3.950%	8/15/24	600	653
Tyson Foods Inc.	4.000%	3/1/26	100	111
Tyson Foods Inc.	3.550%	6/2/27	275	304
Tyson Foods Inc.	4.350%	3/1/29	280	326
Tyson Foods Inc.	4.875%	8/15/34	100	124
Tyson Foods Inc.	5.150%	8/15/44	200	259
Tyson Foods Inc.	4.550%	6/2/47	150	183
Tyson Foods Inc.	5.100%	9/28/48	275	363
Unilever Capital Corp.	3.250%	3/7/24	250	267
Unilever Capital Corp.	2.600%	5/5/24	450	475
Unilever Capital Corp.	3.375%	3/22/25	100	109
Unilever Capital Corp.	3.100%	7/30/25	225	245
Unilever Capital Corp.	2.000%	7/28/26	125	130
Unilever Capital Corp.	1.375%	9/14/30	300	290
Unilever Capital Corp.	5.900%	11/15/32	200	276
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	409
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	354
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	329
Walgreens Boots Alliance Inc.	4.100%	4/15/50	150	165
Walmart Inc.	2.350%	12/15/22	800	823
Walmart Inc.	2.550%	4/11/23	150	155
Walmart Inc.	3.400%	6/26/23	250	265
Walmart Inc.	3.300%	4/22/24	250	268
Walmart Inc.	2.850%	7/8/24	275	293
Walmart Inc.	2.650%	12/15/24	200	213
Walmart Inc.	3.550%	6/26/25	309	341
Walmart Inc.	3.050%	7/8/26	250	274
Walmart Inc.	5.875%	4/5/27	405	508
Walmart Inc.	3.700%	6/26/28	450	512
Walmart Inc.	3.250%	7/8/29	300	336
Walmart Inc.	2.375%	9/24/29	175	185
Walmart Inc.	7.550%	2/15/30	105	156
Walmart Inc.	5.250%	9/1/35	385	524
Walmart Inc.	6.200%	4/15/38	315	470
Walmart Inc.	3.950%	6/28/38	275	330
Walmart Inc.	5.000%	10/25/40	100	135
Walmart Inc.	4.000%	4/11/43	274	334
Walmart Inc.	4.300%	4/22/44	361	458
Walmart Inc.	3.625%	12/15/47	265	311
Walmart Inc.	4.050%	6/29/48	500	629
Walmart Inc.	2.950%	9/24/49	400	425
				94,418
Energy (2.4%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	439
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	219
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	269
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	236
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	224
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	315
Boardwalk Pipelines LP	3.375%	2/1/23	100	103
Boardwalk Pipelines LP	4.950%	12/15/24	150	168
Boardwalk Pipelines LP	5.950%	6/1/26	200	237
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boardwalk Pipelines LP	4.450%	7/15/27	100	113
BP Capital Markets America Inc.	2.520%	9/19/22	50	51
BP Capital Markets America Inc.	2.937%	4/6/23	100	104
BP Capital Markets America Inc.	2.750%	5/10/23	300	313
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,146
BP Capital Markets America Inc.	3.194%	4/6/25	230	248
BP Capital Markets America Inc.	3.410%	2/11/26	100	109
BP Capital Markets America Inc.	3.119%	5/4/26	550	597
BP Capital Markets America Inc.	3.017%	1/16/27	400	431
BP Capital Markets America Inc.	3.937%	9/21/28	175	199
BP Capital Markets America Inc.	4.234%	11/6/28	225	261
BP Capital Markets America Inc.	3.633%	4/6/30	350	393
BP Capital Markets America Inc.	3.060%	6/17/41	300	303
BP Capital Markets America Inc.	3.000%	2/24/50	450	437
BP Capital Markets America Inc.	2.772%	11/10/50	500	465
BP Capital Markets America Inc.	2.939%	6/4/51	500	480
BP Capital Markets America Inc.	3.379%	2/8/61	400	402
BP Capital Markets plc	2.500%	11/6/22	450	463
BP Capital Markets plc	3.994%	9/26/23	200	216
BP Capital Markets plc	3.814%	2/10/24	400	433
BP Capital Markets plc	3.535%	11/4/24	68	74
BP Capital Markets plc	3.506%	3/17/25	200	219
BP Capital Markets plc	3.279%	9/19/27	200	219
BP Capital Markets plc	3.723%	11/28/28	175	197
Burlington Resources LLC	7.400%	12/1/31	175	258
Burlington Resources LLC	5.950%	10/15/36	200	277
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	207
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	551
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	104
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	204
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	165
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	128
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	203
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	401
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	175
Cenovus Energy Inc.	3.800%	9/15/23	100	105
Cenovus Energy Inc.	5.375%	7/15/25	500	572
Cenovus Energy Inc.	4.250%	4/15/27	200	224
Cenovus Energy Inc.	4.400%	4/15/29	250	283
Cenovus Energy Inc.	5.250%	6/15/37	200	239
Cenovus Energy Inc.	6.800%	9/15/37	50	66
Cenovus Energy Inc.	6.750%	11/15/39	300	407
Cenovus Energy Inc.	5.400%	6/15/47	200	248
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	229
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	258
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	611

37

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	328
	Chevron Corp.	2.355%	12/5/22	1,130	1,157
	Chevron Corp.	1.141%	5/11/23	300	304
	Chevron Corp.	3.191%	6/24/23	225	236
	Chevron Corp.	1.554%	5/11/25	300	307
	Chevron Corp.	2.236%	5/11/30	500	516
	Chevron Corp.	2.978%	5/11/40	100	105
	Chevron USA Inc.	0.333%	8/12/22	500	500
	Chevron USA Inc.	1.018%	8/12/27	500	487
	Chevron USA Inc.	3.850%	1/15/28	100	114
	Chevron USA Inc.	3.250%	10/15/29	200	222
	Chevron USA Inc.	6.000%	3/1/41	100	146
	Chevron USA Inc.	5.250%	11/15/43	175	238
	Chevron USA Inc.	5.050%	11/15/44	250	336
	Chevron USA Inc.	4.950%	8/15/47	100	134
	Chevron USA Inc.	4.200%	10/15/49	155	191
	Chevron USA Inc.	2.343%	8/12/50	200	181
	Cimarex Energy Co.	4.375%	6/1/24	200	218
	Cimarex Energy Co.	3.900%	5/15/27	200	221
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	337
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	136
[5]	ConocoPhillips	3.750%	10/1/27	300	337
[5]	ConocoPhillips	4.300%	8/15/28	100	116
[5]	ConocoPhillips	2.400%	2/15/31	300	307
	ConocoPhillips	5.900%	10/15/32	450	601
	ConocoPhillips	5.900%	5/15/38	450	629
	ConocoPhillips	6.500%	2/1/39	200	296
[5]	ConocoPhillips	4.875%	10/1/47	200	263
	ConocoPhillips Co.	6.950%	4/15/29	350	476
	ConocoPhillips Co.	4.300%	11/15/44	275	331
[5]	Devon Energy Corp.	5.250%	9/15/24	200	223
	Devon Energy Corp.	5.850%	12/15/25	100	117
[5]	Devon Energy Corp.	5.875%	6/15/28	130	144
[5]	Devon Energy Corp.	4.500%	1/15/30	130	143
	Devon Energy Corp.	7.875%	9/30/31	160	224
	Devon Energy Corp.	7.950%	4/15/32	163	232
	Devon Energy Corp.	5.600%	7/15/41	300	372
	Devon Energy Corp.	5.000%	6/15/45	150	177
	Diamondback Energy Inc.	0.900%	3/24/23	200	200
	Diamondback Energy Inc.	3.250%	12/1/26	100	107
	Diamondback Energy Inc.	3.500%	12/1/29	300	322
	Diamondback Energy Inc.	3.125%	3/24/31	200	208
	Diamondback Energy Inc.	4.400%	3/24/51	200	226
	Ecopetrol SA	5.875%	9/18/23	225	244
	Ecopetrol SA	4.125%	1/16/25	200	211
	Ecopetrol SA	5.375%	6/26/26	750	827
	Ecopetrol SA	6.875%	4/29/30	300	362
	Ecopetrol SA	7.375%	9/18/43	100	123
	Ecopetrol SA	5.875%	5/28/45	400	428
	Enable Midstream Partners LP	3.900%	5/15/24	150	160
	Enable Midstream Partners LP	4.400%	3/15/27	150	166
	Enable Midstream Partners LP	4.950%	5/15/28	200	229
	Enable Midstream Partners LP	4.150%	9/15/29	200	219
	Enable Midstream Partners LP	5.000%	5/15/44	100	109
	Enbridge Energy Partners LP	5.875%	10/15/25	150	177
	Enbridge Energy Partners LP	7.500%	4/15/38	150	221
	Enbridge Energy Partners LP	5.500%	9/15/40	125	161
	Enbridge Energy Partners LP	7.375%	10/15/45	125	197
	Enbridge Inc.	2.900%	7/15/22	75	77
	Enbridge Inc.	2.500%	1/15/25	100	105
	Enbridge Inc.	3.700%	7/15/27	150	166
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Enbridge Inc.	3.125%	11/15/29	200	214
Enbridge Inc.	2.500%	8/1/33	200	200
Enbridge Inc.	4.500%	6/10/44	100	118
Enbridge Inc.	4.000%	11/15/49	100	111
Enbridge Inc.	3.400%	8/1/51	200	201
Energy Transfer LP	3.600%	2/1/23	450	467
Energy Transfer LP	4.250%	3/15/23	400	420
Energy Transfer LP	4.050%	3/15/25	1,000	1,085
Energy Transfer LP	4.750%	1/15/26	500	563
Energy Transfer LP	5.500%	6/1/27	300	352
Energy Transfer LP	5.250%	4/15/29	425	502
Energy Transfer LP	3.750%	5/15/30	450	489
Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	208
Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	107
Energy Transfer Operating LP	4.950%	6/15/28	350	406
Energy Transfer Operating LP	6.625%	10/15/36	150	198
Energy Transfer Operating LP	5.800%	6/15/38	150	186
Energy Transfer Operating LP	6.050%	6/1/41	100	127
Energy Transfer Operating LP	6.500%	2/1/42	275	357
Energy Transfer Operating LP	5.150%	3/15/45	150	173
Energy Transfer Operating LP	6.125%	12/15/45	200	255
Energy Transfer Operating LP	5.300%	4/15/47	200	233
Energy Transfer Operating LP	6.000%	6/15/48	300	379
Energy Transfer Operating LP	6.250%	4/15/49	320	421
Energy Transfer Operating LP	5.000%	5/15/50	500	578
Enterprise Products Operating LLC	3.350%	3/15/23	425	443
Enterprise Products Operating LLC	3.900%	2/15/24	175	188
Enterprise Products Operating LLC	3.750%	2/15/25	150	164
Enterprise Products Operating LLC	3.700%	2/15/26	150	166
Enterprise Products Operating LLC	3.950%	2/15/27	100	112
Enterprise Products Operating LLC	3.125%	7/31/29	400	432
Enterprise Products Operating LLC	2.800%	1/31/30	300	317
Enterprise Products Operating LLC	6.875%	3/1/33	175	249
Enterprise Products Operating LLC	7.550%	4/15/38	150	230
Enterprise Products Operating LLC	6.125%	10/15/39	300	421
Enterprise Products Operating LLC	5.950%	2/1/41	175	241
Enterprise Products Operating LLC	4.450%	2/15/43	300	355
Enterprise Products Operating LLC	4.850%	3/15/44	520	638
Enterprise Products Operating LLC	4.900%	5/15/46	425	526
Enterprise Products Operating LLC	4.250%	2/15/48	300	345
Enterprise Products Operating LLC	4.200%	1/31/50	350	405
Enterprise Products Operating LLC	3.700%	1/31/51	300	322
Enterprise Products Operating LLC	3.200%	2/15/52	300	297

38

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Enterprise Products Operating LLC	3.950%	1/31/60	200	222
Enterprise Products Operating LLC	4.875%	8/16/77	100	98
Enterprise Products Operating LLC	5.250%	8/16/77	100	105
Enterprise Products Operating LLC	5.375%	2/15/78	200	206
EOG Resources Inc.	2.625%	3/15/23	450	465
EOG Resources Inc.	4.150%	1/15/26	150	169
EOG Resources Inc.	4.375%	4/15/30	200	237
EOG Resources Inc.	4.950%	4/15/50	200	267
Equinor ASA	2.450%	1/17/23	450	464
Equinor ASA	2.650%	1/15/24	375	394
Equinor ASA	3.700%	3/1/24	150	162
Equinor ASA	3.250%	11/10/24	150	162
Equinor ASA	1.750%	1/22/26	479	493
Equinor ASA	7.250%	9/23/27	250	332
Equinor ASA	3.625%	9/10/28	175	197
Equinor ASA	2.375%	5/22/30	200	206
Equinor ASA	5.100%	8/17/40	125	166
Equinor ASA	4.250%	11/23/41	175	213
Equinor ASA	3.950%	5/15/43	125	146
Equinor ASA	4.800%	11/8/43	175	228
Equinor ASA	3.250%	11/18/49	225	238
Equinor ASA	3.700%	4/6/50	405	466
Exxon Mobil Corp.	1.902%	8/16/22	300	306
Exxon Mobil Corp.	1.571%	4/15/23	950	971
Exxon Mobil Corp.	2.992%	3/19/25	950	1,019
Exxon Mobil Corp.	3.043%	3/1/26	300	326
Exxon Mobil Corp.	2.275%	8/16/26	200	211
Exxon Mobil Corp.	2.440%	8/16/29	250	262
Exxon Mobil Corp.	3.482%	3/19/30	375	421
Exxon Mobil Corp.	2.610%	10/15/30	650	686
Exxon Mobil Corp.	2.995%	8/16/39	300	309
Exxon Mobil Corp.	4.227%	3/19/40	400	479
Exxon Mobil Corp.	3.567%	3/6/45	235	257
Exxon Mobil Corp.	4.114%	3/1/46	400	473
Exxon Mobil Corp.	4.327%	3/19/50	825	1,024
Exxon Mobil Corp.	3.452%	4/15/51	600	653
Halliburton Co.	3.500%	8/1/23	112	118
Halliburton Co.	3.800%	11/15/25	22	24
Halliburton Co.	2.920%	3/1/30	200	208
Halliburton Co.	4.850%	11/15/35	200	236
Halliburton Co.	6.700%	9/15/38	345	472
Halliburton Co.	4.500%	11/15/41	100	112
Halliburton Co.	4.750%	8/1/43	150	174
Halliburton Co.	5.000%	11/15/45	500	611
Helmerich & Payne Inc.	4.650%	3/15/25	50	56
Hess Corp.	3.500%	7/15/24	100	106
Hess Corp.	4.300%	4/1/27	250	278
Hess Corp.	7.125%	3/15/33	100	135
Hess Corp.	5.600%	2/15/41	550	688
HollyFrontier Corp.	5.875%	4/1/26	200	231
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	264
Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	545
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	388
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	64
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	343
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	71
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	279
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	350
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	64
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	553
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	90
	Kinder Morgan Inc.	3.150%	1/15/23	200	208
	Kinder Morgan Inc.	4.300%	6/1/25	300	334
	Kinder Morgan Inc.	4.300%	3/1/28	500	571
	Kinder Morgan Inc.	7.800%	8/1/31	290	415
	Kinder Morgan Inc.	7.750%	1/15/32	265	382
	Kinder Morgan Inc.	5.300%	12/1/34	175	216
	Kinder Morgan Inc.	5.550%	6/1/45	200	259
	Kinder Morgan Inc.	5.050%	2/15/46	350	425
	Kinder Morgan Inc.	3.250%	8/1/50	400	387
	Kinder Morgan Inc.	3.600%	2/15/51	200	204
	Magellan Midstream Partners LP	3.250%	6/1/30	200	215
	Magellan Midstream Partners LP	5.150%	10/15/43	125	155
	Magellan Midstream Partners LP	4.250%	9/15/46	200	227
	Magellan Midstream Partners LP	4.200%	10/3/47	150	168
	Magellan Midstream Partners LP	4.850%	2/1/49	100	121
	Marathon Oil Corp.	3.850%	6/1/25	100	109
	Marathon Oil Corp.	4.400%	7/15/27	200	226
	Marathon Oil Corp.	6.800%	3/15/32	400	525
	Marathon Oil Corp.	5.200%	6/1/45	100	120
	Marathon Petroleum Corp.	4.750%	12/15/23	500	546
	Marathon Petroleum Corp.	4.700%	5/1/25	300	338
	Marathon Petroleum Corp.	5.125%	12/15/26	200	235
	Marathon Petroleum Corp.	6.500%	3/1/41	300	417
	Marathon Petroleum Corp.	4.500%	4/1/48	360	412
	MPLX LP	3.375%	3/15/23	100	105
	MPLX LP	4.500%	7/15/23	200	214
	MPLX LP	4.875%	12/1/24	400	448
	MPLX LP	4.875%	6/1/25	283	320
	MPLX LP	4.125%	3/1/27	300	335
	MPLX LP	4.250%	12/1/27	400	453
	MPLX LP	4.000%	3/15/28	400	447
	MPLX LP	2.650%	8/15/30	500	505
	MPLX LP	4.500%	4/15/38	400	457
	MPLX LP	4.700%	4/15/48	525	610
	MPLX LP	5.500%	2/15/49	455	589
	NOV Inc.	3.600%	12/1/29	200	209
	NOV Inc.	3.950%	12/1/42	125	123
	ONEOK Inc.	7.500%	9/1/23	100	113
	ONEOK Inc.	2.750%	9/1/24	100	105
	ONEOK Inc.	2.200%	9/15/25	425	437
	ONEOK Inc.	4.550%	7/15/28	200	228
	ONEOK Inc.	4.350%	3/15/29	100	113
	ONEOK Inc.	3.400%	9/1/29	245	261
	ONEOK Inc.	3.100%	3/15/30	200	209
	ONEOK Inc.	4.950%	7/13/47	200	234
	ONEOK Inc.	4.450%	9/1/49	150	167
	ONEOK Inc.	4.500%	3/15/50	300	335
	ONEOK Partners LP	3.375%	10/1/22	400	411
	ONEOK Partners LP	6.650%	10/1/36	300	404
	ONEOK Partners LP	6.850%	10/15/37	300	410
	ONEOK Partners LP	6.125%	2/1/41	150	193
[2]	Petroleos Mexicanos	2.378%	4/15/25	20	21
	Phillips 66	3.700%	4/6/23	100	106
	Phillips 66	3.850%	4/9/25	300	330
	Phillips 66	2.150%	12/15/30	400	394
	Phillips 66	4.650%	11/15/34	500	596
	Phillips 66	4.875%	11/15/44	500	626
	Phillips 66 Partners LP	2.450%	12/15/24	50	52
	Phillips 66 Partners LP	3.605%	2/15/25	250	270
	Phillips 66 Partners LP	3.750%	3/1/28	50	55
	Phillips 66 Partners LP	3.150%	12/15/29	100	105
	Phillips 66 Partners LP	4.680%	2/15/45	245	280

39

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pioneer Natural Resources Co.	4.450%	1/15/26	225	254
Pioneer Natural Resources Co.	1.900%	8/15/30	300	289
Pioneer Natural Resources Co.	2.150%	1/15/31	200	196
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	289	297
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	643
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	112
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	290
Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	214
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	131
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	226
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	212
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	376
Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	449
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	457
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	533
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	289
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	339
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	346
Schlumberger Investment SA	3.650%	12/1/23	325	347
Schlumberger Investment SA	2.650%	6/26/30	300	316
Shell International Finance BV	0.375%	9/15/23	500	500
Shell International Finance BV	2.375%	4/6/25	500	526
Shell International Finance BV	3.250%	5/11/25	200	217
Shell International Finance BV	2.875%	5/10/26	500	540
Shell International Finance BV	2.500%	9/12/26	900	958
Shell International Finance BV	3.875%	11/13/28	100	115
Shell International Finance BV	2.375%	11/7/29	550	572
Shell International Finance BV	2.750%	4/6/30	500	533
Shell International Finance BV	4.125%	5/11/35	300	356
Shell International Finance BV	6.375%	12/15/38	475	705
Shell International Finance BV	5.500%	3/25/40	175	244
Shell International Finance BV	4.550%	8/12/43	300	374
Shell International Finance BV	4.375%	5/11/45	630	773
Shell International Finance BV	4.000%	5/10/46	700	819
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	3.125%	11/7/49	500	518
Spectra Energy Partners LP	4.750%	3/15/24	500	549
Spectra Energy Partners LP	3.500%	3/15/25	138	149
Spectra Energy Partners LP	3.375%	10/15/26	205	223
Spectra Energy Partners LP	4.500%	3/15/45	325	382
Suncor Energy Inc.	2.800%	5/15/23	300	312
Suncor Energy Inc.	3.600%	12/1/24	100	108
Suncor Energy Inc.	3.100%	5/15/25	100	107
Suncor Energy Inc.	5.950%	12/1/34	125	165
Suncor Energy Inc.	6.800%	5/15/38	225	323
Suncor Energy Inc.	6.500%	6/15/38	400	565
Suncor Energy Inc.	4.000%	11/15/47	200	221
Suncor Energy Inc.	3.750%	3/4/51	200	216
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	192
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	300	347
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	326
TC PipeLines LP	3.900%	5/25/27	50	55
Total Capital International SA	3.700%	1/15/24	525	566
Total Capital International SA	2.434%	1/10/25	175	184
Total Capital International SA	3.455%	2/19/29	325	362
Total Capital International SA	2.829%	1/10/30	300	322
Total Capital International SA	2.986%	6/29/41	200	203
Total Capital International SA	3.461%	7/12/49	200	216
Total Capital International SA	3.127%	5/29/50	400	406
Total Capital International SA	3.386%	6/29/60	200	211
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	125	131
TransCanada PipeLines Ltd.	2.500%	8/1/22	400	409
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	288
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	459
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	474
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	190
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	397
TransCanada PipeLines Ltd.	6.200%	10/15/37	400	549
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	361
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	275
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	379
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	113
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	216
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	122
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	225
Valero Energy Corp.	1.200%	3/15/24	500	504
Valero Energy Corp.	3.650%	3/15/25	251	274
Valero Energy Corp.	4.350%	6/1/28	200	228
Valero Energy Corp.	7.500%	4/15/32	400	563
Valero Energy Corp.	6.625%	6/15/37	300	411

40

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Valero Energy Corp.	4.900%	3/15/45	150	187
Valero Energy Partners LP	4.375%	12/15/26	100	113
Valero Energy Partners LP	4.500%	3/15/28	75	85
Williams Companies Inc.	2.600%	3/15/31	200	203
Williams Cos. Inc.	3.350%	8/15/22	125	128
Williams Cos. Inc.	3.700%	1/15/23	200	208
Williams Cos. Inc.	4.550%	6/24/24	400	441
Williams Cos. Inc.	3.900%	1/15/25	681	745
Williams Cos. Inc.	3.750%	6/15/27	300	333
Williams Cos. Inc.	3.500%	11/15/30	300	327
Williams Cos. Inc.	6.300%	4/15/40	100	137
Williams Cos. Inc.	5.800%	11/15/43	100	132
Williams Cos. Inc.	5.400%	3/4/44	400	506
Williams Cos. Inc.	5.750%	6/24/44	100	131
Williams Cos. Inc.	5.100%	9/15/45	300	372
Williams Cos. Inc.	4.850%	3/1/48	150	183
				116,399
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	75
Aegon NV	5.500%	4/11/48	200	227
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	71
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	130
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	161
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	138
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	321
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	559
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	321
Affiliated Managers Group Inc.	4.250%	2/15/24	100	109
Affiliated Managers Group Inc.	3.500%	8/1/25	125	136
Affiliated Managers Group Inc.	3.300%	6/15/30	500	539
Aflac Inc.	3.625%	11/15/24	125	137
Aflac Inc.	3.250%	3/17/25	125	135
Aflac Inc.	2.875%	10/15/26	75	81
Aflac Inc.	3.600%	4/1/30	225	254
Aflac Inc.	4.000%	10/15/46	50	58
Aflac Inc.	4.750%	1/15/49	235	309
Air Lease Corp.	2.625%	7/1/22	100	102
Air Lease Corp.	2.250%	1/15/23	100	103
Air Lease Corp.	2.750%	1/15/23	100	103
Air Lease Corp.	3.875%	7/3/23	100	106
Air Lease Corp.	4.250%	2/1/24	200	217
Air Lease Corp.	4.250%	9/15/24	75	82
Air Lease Corp.	2.300%	2/1/25	200	207
Air Lease Corp.	3.250%	3/1/25	150	160
Air Lease Corp.	3.375%	7/1/25	250	268
Air Lease Corp.	3.625%	4/1/27	75	81
Air Lease Corp.	3.625%	12/1/27	200	215
Air Lease Corp.	4.625%	10/1/28	100	113
Air Lease Corp.	3.250%	10/1/29	100	104
Air Lease Corp.	3.000%	2/1/30	225	228
Air Lease Corp.	3.125%	12/1/30	750	763
Aircastle Ltd.	4.400%	9/25/23	125	134
Aircastle Ltd.	4.125%	5/1/24	400	427
Aircastle Ltd.	4.250%	6/15/26	100	109
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alleghany Corp.	3.625%	5/15/30	100	110
Alleghany Corp.	4.900%	9/15/44	100	125
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	82
Allstate Corp.	3.150%	6/15/23	100	105
Allstate Corp.	1.450%	12/15/30	500	478
Allstate Corp.	5.550%	5/9/35	75	103
Allstate Corp.	4.500%	6/15/43	125	157
Allstate Corp.	4.200%	12/15/46	200	246
Allstate Corp.	3.850%	8/10/49	100	119
Allstate Corp.	5.750%	8/15/53	75	81
Allstate Corp.	6.500%	5/15/67	100	132
Ally Financial Inc.	1.450%	10/2/23	1,000	1,016
Ally Financial Inc.	3.875%	5/21/24	150	162
Ally Financial Inc.	5.125%	9/30/24	135	152
Ally Financial Inc.	8.000%	11/1/31	400	575
American Express Co.	2.500%	8/1/22	225	230
American Express Co.	2.650%	12/2/22	225	232
American Express Co.	3.400%	2/27/23	300	314
American Express Co.	3.700%	8/3/23	325	346
American Express Co.	3.400%	2/22/24	225	241
American Express Co.	3.000%	10/30/24	200	215
American Express Co.	3.625%	12/5/24	241	264
American Express Co.	4.200%	11/6/25	150	170
American Express Co.	3.125%	5/20/26	250	273
American Express Co.	4.050%	12/3/42	67	80
American Express Credit Corp.	3.300%	5/3/27	350	387
American Financial Group Inc.	3.500%	8/15/26	50	54
American Financial Group Inc.	5.250%	4/2/30	150	184
American Financial Group Inc.	4.500%	6/15/47	110	132
American International Group Inc.	4.125%	2/15/24	70	76
American International Group Inc.	3.750%	7/10/25	85	94
American International Group Inc.	3.900%	4/1/26	900	1,005
American International Group Inc.	4.200%	4/1/28	200	230
American International Group Inc.	4.250%	3/15/29	50	58
American International Group Inc.	3.400%	6/30/30	240	263
American International Group Inc.	3.875%	1/15/35	200	226
American International Group Inc.	4.700%	7/10/35	75	91
American International Group Inc.	6.250%	5/1/36	475	663
American International Group Inc.	4.500%	7/16/44	500	607
American International Group Inc.	4.750%	4/1/48	200	254
American International Group Inc.	5.750%	4/1/48	125	142
American International Group Inc.	4.375%	1/15/55	355	431
American International Group Inc.	8.175%	5/15/68	95	137
Ameriprise Financial Inc.	4.000%	10/15/23	250	270
Ameriprise Financial Inc.	3.700%	10/15/24	187	205
Ameriprise Financial Inc.	3.000%	4/2/25	20	21
Ameriprise Financial Inc.	2.875%	9/15/26	100	107
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	4.500%	12/15/28	100	117
Aon Corp.	3.750%	5/2/29	90	101
Aon Corp.	2.800%	5/15/30	405	426
Aon Corp.	6.250%	9/30/40	100	144
Aon plc	3.500%	6/14/24	250	269
Aon plc	3.875%	12/15/25	125	139
Aon plc	4.600%	6/14/44	175	219

41

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Aon plc	4.750%	5/15/45	100	129
Arch Capital Finance LLC	4.011%	12/15/26	100	113
Arch Capital Finance LLC	5.031%	12/15/46	100	130
Arch Capital Group Ltd.	7.350%	5/1/34	50	74
Arch Capital Group Ltd.	3.635%	6/30/50	200	216
Arch Capital Group US Inc.	5.144%	11/1/43	50	66
Ares Capital Corp.	3.500%	2/10/23	250	260
Ares Capital Corp.	4.200%	6/10/24	200	215
Ares Capital Corp.	4.250%	3/1/25	105	113
Ares Capital Corp.	3.250%	7/15/25	115	121
Ares Capital Corp.	2.150%	7/15/26	500	497
Arthur J Gallagher & Co.	2.500%	5/20/31	250	253
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	190
Associated Bank NA	3.500%	8/13/21	50	50
Assurant Inc.	4.000%	3/15/23	50	53
Assurant Inc.	4.200%	9/27/23	100	107
Assurant Inc.	4.900%	3/27/28	100	117
Assurant Inc.	6.750%	2/15/34	9	12
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	84
Athene Holding Ltd.	4.125%	1/12/28	200	224
Athene Holding Ltd.	6.150%	4/3/30	210	265
Athene Holding Ltd.	3.500%	1/15/31	500	534
Athene Holding Ltd.	3.950%	5/25/51	200	214
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	206
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	279
AXA SA	8.600%	12/15/30	225	342
AXIS Specialty Finance LLC	3.900%	7/15/29	50	55
AXIS Specialty Finance LLC	4.900%	1/15/40	50	53
AXIS Specialty Finance plc	4.000%	12/6/27	550	609
Banco Santander SA	3.848%	4/12/23	200	211
Banco Santander SA	5.179%	11/19/25	250	286
Banco Santander SA	1.849%	3/25/26	1,000	1,011
Banco Santander SA	4.250%	4/11/27	600	676
Banco Santander SA	3.800%	2/23/28	200	221
Banco Santander SA	4.379%	4/12/28	200	228
Banco Santander SA	2.958%	3/25/31	600	618
Bancolombia SA	3.000%	1/29/25	200	205
Bank of America Corp.	2.503%	10/21/22	1,100	1,107
Bank of America Corp.	3.300%	1/11/23	600	626
Bank of America Corp.	2.816%	7/21/23	1,300	1,332
Bank of America Corp.	4.100%	7/24/23	300	322
Bank of America Corp.	3.004%	12/20/23	2,846	2,950
Bank of America Corp.	3.550%	3/5/24	690	725
Bank of America Corp.	0.523%	6/14/24	1,000	1,000
Bank of America Corp.	3.864%	7/23/24	125	133
Bank of America Corp.	4.200%	8/26/24	650	713
Bank of America Corp.	0.810%	10/24/24	500	502
Bank of America Corp.	4.000%	1/22/25	755	828
Bank of America Corp.	3.950%	4/21/25	500	549
Bank of America Corp.	0.976%	4/22/25	500	502
Bank of America Corp.	3.093%	10/1/25	350	373
Bank of America Corp.	2.456%	10/22/25	300	314
Bank of America Corp.	3.366%	1/23/26	300	323
Bank of America Corp.	2.015%	2/13/26	1,000	1,031
Bank of America Corp.	4.450%	3/3/26	475	539
Bank of America Corp.	3.500%	4/19/26	320	352
Bank of America Corp.	1.319%	6/19/26	500	501
Bank of America Corp.	4.250%	10/22/26	725	819
Bank of America Corp.	1.197%	10/24/26	500	496
Bank of America Corp.	3.559%	4/23/27	750	821
Bank of America Corp.	1.734%	7/22/27	500	504
Bank of America Corp.	3.248%	10/21/27	750	814
Bank of America Corp.	4.183%	11/25/27	560	627
Bank of America Corp.	3.824%	1/20/28	425	472
Bank of America Corp.	3.705%	4/24/28	350	387
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	3.593%	7/21/28	800	880
Bank of America Corp.	3.419%	12/20/28	1,334	1,455
Bank of America Corp.	3.970%	3/5/29	225	254
Bank of America Corp.	2.087%	6/14/29	1,500	1,512
Bank of America Corp.	4.271%	7/23/29	575	661
Bank of America Corp.	3.974%	2/7/30	150	170
Bank of America Corp.	3.194%	7/23/30	1,125	1,211
Bank of America Corp.	2.884%	10/22/30	300	316
Bank of America Corp.	2.496%	2/13/31	750	767
Bank of America Corp.	2.592%	4/29/31	2,000	2,059
Bank of America Corp.	2.687%	4/22/32	500	515
Bank of America Corp.	6.110%	1/29/37	335	460
Bank of America Corp.	4.244%	4/24/38	300	357
Bank of America Corp.	7.750%	5/14/38	340	539
Bank of America Corp.	4.078%	4/23/40	550	643
Bank of America Corp.	2.676%	6/19/41	1,000	973
Bank of America Corp.	5.875%	2/7/42	300	431
Bank of America Corp.	3.311%	4/22/42	500	529
Bank of America Corp.	5.000%	1/21/44	750	999
Bank of America Corp.	4.875%	4/1/44	300	391
Bank of America Corp.	4.750%	4/21/45	100	128
Bank of America Corp.	4.443%	1/20/48	100	124
Bank of America Corp.	4.330%	3/15/50	250	308
Bank of America Corp.	4.083%	3/20/51	1,500	1,790
Bank of America Corp.	2.831%	10/24/51	500	489
Bank of America Corp.	3.483%	3/13/52	500	547
Bank of America NA	6.000%	10/15/36	250	350
Bank of Montreal	2.350%	9/11/22	46	47
Bank of Montreal	2.550%	11/6/22	104	107
Bank of Montreal	0.450%	12/8/23	500	500
Bank of Montreal	3.300%	2/5/24	300	321
Bank of Montreal	2.500%	6/28/24	200	211
Bank of Montreal	1.850%	5/1/25	457	472
Bank of Montreal	4.338%	10/5/28	100	107
Bank of Montreal	3.803%	12/15/32	500	551
Bank of New York Mellon Corp.	1.950%	8/23/22	250	255
Bank of New York Mellon Corp.	2.950%	1/29/23	195	203
Bank of New York Mellon Corp.	3.500%	4/28/23	225	238
Bank of New York Mellon Corp.	3.450%	8/11/23	125	133
Bank of New York Mellon Corp.	2.200%	8/16/23	225	233
Bank of New York Mellon Corp.	3.250%	9/11/24	150	162
Bank of New York Mellon Corp.	2.100%	10/24/24	225	236
Bank of New York Mellon Corp.	3.000%	2/24/25	547	588
Bank of New York Mellon Corp.	2.800%	5/4/26	576	620
Bank of New York Mellon Corp.	2.450%	8/17/26	125	133
Bank of New York Mellon Corp.	3.250%	5/16/27	150	165
Bank of New York Mellon Corp.	3.442%	2/7/28	150	165
Bank of New York Mellon Corp.	3.000%	10/30/28	200	218
Bank of New York Mellon Corp.	3.300%	8/23/29	100	111
Bank of Nova Scotia	2.375%	1/18/23	50	52
Bank of Nova Scotia	1.950%	2/1/23	875	897
Bank of Nova Scotia	3.400%	2/11/24	200	214
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,958
Bank of Nova Scotia	4.500%	12/16/25	300	340
Bank of Nova Scotia	2.700%	8/3/26	100	107
Barclays plc	3.200%	8/10/21	150	150
Barclays plc	3.684%	1/10/23	100	102
Barclays plc	4.338%	5/16/24	1,000	1,066
Barclays plc	3.650%	3/16/25	350	380

42

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.932%	5/7/25	200	216
	Barclays plc	4.375%	1/12/26	300	336
	Barclays plc	2.852%	5/7/26	300	317
	Barclays plc	5.200%	5/12/26	610	698
	Barclays plc	4.337%	1/10/28	200	224
	Barclays plc	4.836%	5/9/28	400	449
	Barclays plc	4.972%	5/16/29	500	586
	Barclays plc	5.088%	6/20/30	345	401
	Barclays plc	2.645%	6/24/31	400	405
	Barclays plc	5.250%	8/17/45	250	332
	Barclays plc	4.950%	1/10/47	200	258
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	203
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	245
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	1,235
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	286
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	675	673
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	78
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	311
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	793
	BGC Partners Inc.	3.750%	10/1/24	105	111
	BlackRock Inc.	3.200%	3/15/27	100	111
	BlackRock Inc.	3.250%	4/30/29	90	101
	BlackRock Inc.	2.400%	4/30/30	380	398
[5]	Blackstone Secured Lending Fund	2.750%	9/16/26	500	507
[5]	BNP Paribas SA	3.052%	1/13/31	50	53
[5]	BPCE SA	3.000%	5/22/22	250	256
	BPCE SA	4.000%	4/15/24	325	354
	BPCE SA	3.375%	12/2/26	250	276
	Brighthouse Financial Inc.	3.700%	6/22/27	141	154
	Brighthouse Financial Inc.	4.700%	6/22/47	223	248
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	172
	Brookfield Finance Inc.	4.000%	4/1/24	175	189
	Brookfield Finance Inc.	4.250%	6/2/26	50	56
	Brookfield Finance Inc.	3.900%	1/25/28	125	140
	Brookfield Finance Inc.	4.850%	3/29/29	150	177
	Brookfield Finance Inc.	4.350%	4/15/30	205	237
	Brookfield Finance Inc.	4.700%	9/20/47	185	226
	Brookfield Finance LLC	3.450%	4/15/50	125	129
	Brown & Brown Inc.	4.200%	9/15/24	75	82
	Brown & Brown Inc.	4.500%	3/15/29	75	86
	Brown & Brown Inc.	2.375%	3/15/31	500	500
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	275	275
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	214
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	499
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	213
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	125
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	274
	Capital One Bank USA NA	3.375%	2/15/23	235	246
	Capital One Financial Corp.	3.200%	1/30/23	350	365
	Capital One Financial Corp.	3.500%	6/15/23	27	29
	Capital One Financial Corp.	3.900%	1/29/24	250	270
	Capital One Financial Corp.	3.750%	4/24/24	450	487
	Capital One Financial Corp.	3.300%	10/30/24	1,013	1,091
	Capital One Financial Corp.	4.200%	10/29/25	175	195
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Capital One Financial Corp.	3.750%	7/28/26	500	552
Capital One Financial Corp.	3.750%	3/9/27	100	111
Capital One Financial Corp.	3.650%	5/11/27	800	890
Capital One Financial Corp.	3.800%	1/31/28	300	339
Cboe Global Markets Inc.	3.650%	1/12/27	110	123
Charles Schwab Corp.	3.225%	9/1/22	300	310
Charles Schwab Corp.	2.650%	1/25/23	100	103
Charles Schwab Corp.	3.550%	2/1/24	400	430
Charles Schwab Corp.	3.850%	5/21/25	25	28
Charles Schwab Corp.	0.900%	3/11/26	300	298
Charles Schwab Corp.	1.150%	5/13/26	500	500
Charles Schwab Corp.	3.200%	3/2/27	250	274
Charles Schwab Corp.	3.200%	1/25/28	100	110
Charles Schwab Corp.	4.000%	2/1/29	125	144
Charles Schwab Corp.	3.250%	5/22/29	100	110
Charles Schwab Corp.	4.625%	3/22/30	50	61
Charles Schwab Corp.	2.300%	5/13/31	500	511
Chubb Corp.	6.000%	5/11/37	125	181
Chubb Corp.	6.500%	5/15/38	95	144
Chubb INA Holdings Inc.	2.875%	11/3/22	475	489
Chubb INA Holdings Inc.	2.700%	3/13/23	125	130
Chubb INA Holdings Inc.	3.350%	5/15/24	100	108
Chubb INA Holdings Inc.	3.150%	3/15/25	250	270
Chubb INA Holdings Inc.	3.350%	5/3/26	355	390
Chubb INA Holdings Inc.	6.700%	5/15/36	200	302
Chubb INA Holdings Inc.	4.150%	3/13/43	100	121
Chubb INA Holdings Inc.	4.350%	11/3/45	350	443
CI Financial Corp.	4.100%	6/15/51	350	365
Cincinnati Financial Corp.	6.920%	5/15/28	100	131
Cincinnati Financial Corp.	6.125%	11/1/34	75	102
Citigroup Inc.	2.700%	10/27/22	375	386
Citigroup Inc.	3.375%	3/1/23	150	157
Citigroup Inc.	3.500%	5/15/23	675	711
Citigroup Inc.	2.876%	7/24/23	450	461
Citigroup Inc.	3.875%	10/25/23	738	796
Citigroup Inc.	4.000%	8/5/24	125	136
Citigroup Inc.	0.776%	10/30/24	500	501
Citigroup Inc.	3.875%	3/26/25	350	384
Citigroup Inc.	3.352%	4/24/25	1,500	1,600
Citigroup Inc.	0.981%	5/1/25	225	226
Citigroup Inc.	4.400%	6/10/25	1,796	2,006
Citigroup Inc.	5.500%	9/13/25	75	87
Citigroup Inc.	3.700%	1/12/26	275	304
Citigroup Inc.	4.600%	3/9/26	275	313
Citigroup Inc.	3.200%	10/21/26	1,025	1,111
Citigroup Inc.	4.300%	11/20/26	75	85
Citigroup Inc.	4.450%	9/29/27	1,150	1,313
Citigroup Inc.	3.887%	1/10/28	475	529
Citigroup Inc.	3.668%	7/24/28	900	994
Citigroup Inc.	4.125%	7/25/28	100	113
Citigroup Inc.	3.520%	10/27/28	580	635
Citigroup Inc.	3.980%	3/20/30	475	539
Citigroup Inc.	2.976%	11/5/30	300	318
Citigroup Inc.	2.666%	1/29/31	500	517
Citigroup Inc.	4.412%	3/31/31	750	877
Citigroup Inc.	2.572%	6/3/31	500	514
Citigroup Inc.	6.625%	6/15/32	100	136
Citigroup Inc.	6.125%	8/25/36	75	104
Citigroup Inc.	3.878%	1/24/39	225	258
Citigroup Inc.	8.125%	7/15/39	562	971
Citigroup Inc.	5.316%	3/26/41	1,000	1,341
Citigroup Inc.	5.875%	1/30/42	100	144
Citigroup Inc.	5.300%	5/6/44	375	503
Citigroup Inc.	4.650%	7/30/45	200	258
Citigroup Inc.	4.750%	5/18/46	375	477
Citigroup Inc.	4.650%	7/23/48	450	589
Citizens Financial Group Inc.	2.850%	7/27/26	175	187

43

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	2.500%	2/6/30	200	205
	Citizens Financial Group Inc.	4.300%	2/11/31	357	400
	Citizens Financial Group Inc.	2.638%	9/30/32	125	125
	CME Group Inc.	3.000%	9/15/22	125	129
	CME Group Inc.	5.300%	9/15/43	200	287
	CNA Financial Corp.	3.950%	5/15/24	150	163
	CNA Financial Corp.	4.500%	3/1/26	125	142
	CNA Financial Corp.	3.450%	8/15/27	100	110
	CNA Financial Corp.	3.900%	5/1/29	100	112
	CNO Financial Group Inc.	5.250%	5/30/25	250	284
	Comerica Bank	4.000%	7/27/25	50	55
	Comerica Inc.	3.700%	7/31/23	200	213
[5]	Commonwealth Bank of Australia	2.750%	3/10/22	500	509
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	131
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	191
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	249
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	728
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	669
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	522
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	138
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	353
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	469
	Credit Suisse AG	3.625%	9/9/24	575	624
[5]	Credit Suisse Group AG	3.574%	1/9/23	250	254
	Credit Suisse Group AG	3.800%	6/9/23	825	874
	Credit Suisse Group AG	3.750%	3/26/25	250	271
	Credit Suisse Group AG	4.550%	4/17/26	456	516
	Credit Suisse Group AG	4.875%	5/15/45	875	1,104
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	780
	Deutsche Bank AG	4.250%	10/14/21	600	607
	Deutsche Bank AG	3.300%	11/16/22	500	517
	Deutsche Bank AG	3.950%	2/27/23	300	315
	Deutsche Bank AG	3.700%	5/30/24	548	588
	Deutsche Bank AG	4.100%	1/13/26	100	110
	Deutsche Bank AG	1.686%	3/19/26	500	504
	Discover Bank	3.350%	2/6/23	150	156
	Discover Bank	4.200%	8/8/23	300	323
	Discover Bank	2.450%	9/12/24	150	157
	Discover Bank	3.450%	7/27/26	100	109
	Discover Bank	4.650%	9/13/28	250	293
	Discover Bank	2.700%	2/6/30	100	105
	Discover Financial Services	3.850%	11/21/22	200	210
	Discover Financial Services	3.950%	11/6/24	450	491
	Discover Financial Services	3.750%	3/4/25	183	200
	Discover Financial Services	4.500%	1/30/26	428	484
	Discover Financial Services	4.100%	2/9/27	250	280
	E*TRADE Financial Corp.	3.800%	8/24/27	75	83
	E*TRADE Financial Corp.	4.500%	6/20/28	65	75
	Eaton Vance Corp.	3.625%	6/15/23	50	53
	Eaton Vance Corp.	3.500%	4/6/27	100	109
	Enstar Group Ltd.	4.950%	6/1/29	395	454
	Equitable Holdings Inc.	3.900%	4/20/23	64	68
	Equitable Holdings Inc.	7.000%	4/1/28	75	97
	Equitable Holdings Inc.	4.350%	4/20/28	680	780
	Equitable Holdings Inc.	5.000%	4/20/48	350	446
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	126
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	58
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	114
Fidelity National Financial Inc.	3.400%	6/15/30	100	108
Fidelity National Financial Inc.	2.450%	3/15/31	500	499
Fifth Third Bancorp	4.300%	1/16/24	275	298
Fifth Third Bancorp	3.650%	1/25/24	150	161
Fifth Third Bancorp	2.375%	1/28/25	349	366
Fifth Third Bancorp	2.550%	5/5/27	100	106
Fifth Third Bancorp	3.950%	3/14/28	75	86
Fifth Third Bancorp	8.250%	3/1/38	200	334
Fifth Third Bank NA	3.950%	7/28/25	200	224
Fifth Third Bank NA	3.850%	3/15/26	200	222
Fifth Third Bank NA	2.250%	2/1/27	250	262
First American Financial Corp.	4.600%	11/15/24	100	111
First Republic Bank	1.912%	2/12/24	250	255
First Republic Bank	4.375%	8/1/46	75	92
FirstMerit Bank NA	4.270%	11/25/26	150	169
Franklin Resources Inc.	2.800%	9/15/22	225	232
FS KKR Capital Corp.	4.625%	7/15/24	25	27
FS KKR Capital Corp.	4.125%	2/1/25	100	106
FS KKR Capital Corp.	3.400%	1/15/26	500	517
GATX Corp.	3.250%	3/30/25	125	134
GATX Corp.	3.250%	9/15/26	50	54
GATX Corp.	3.850%	3/30/27	175	193
GATX Corp.	3.500%	3/15/28	100	110
GATX Corp.	4.550%	11/7/28	150	175
GATX Corp.	4.700%	4/1/29	75	88
GATX Corp.	4.500%	3/30/45	50	58
GE Capital Funding LLC	3.450%	5/15/25	445	484
GE Capital Funding LLC	4.050%	5/15/27	400	453
GE Capital Funding LLC	4.400%	5/15/30	710	828
GE Capital Funding LLC	4.550%	5/15/32	200	239
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	391
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,604
Globe Life Inc.	3.800%	9/15/22	50	52
Globe Life Inc.	4.550%	9/15/28	80	94
Goldman Sachs Capital I	6.345%	2/15/34	225	315
Goldman Sachs Group Inc.	2.876%	10/31/22	555	559
Goldman Sachs Group Inc.	3.625%	1/22/23	400	420
Goldman Sachs Group Inc.	0.481%	1/27/23	650	650
Goldman Sachs Group Inc.	3.200%	2/23/23	450	469
Goldman Sachs Group Inc.	2.905%	7/24/23	500	513
Goldman Sachs Group Inc.	3.625%	2/20/24	300	322
Goldman Sachs Group Inc.	4.000%	3/3/24	475	516
Goldman Sachs Group Inc.	3.850%	7/8/24	586	634
Goldman Sachs Group Inc.	0.657%	9/10/24	200	200
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,440
Goldman Sachs Group Inc.	3.500%	4/1/25	50	54
Goldman Sachs Group Inc.	3.750%	5/22/25	825	903
Goldman Sachs Group Inc.	3.272%	9/29/25	550	588
Goldman Sachs Group Inc.	4.250%	10/21/25	200	224
Goldman Sachs Group Inc.	3.750%	2/25/26	200	221
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,359
Goldman Sachs Group Inc.	1.093%	12/9/26	500	492
Goldman Sachs Group Inc.	5.950%	1/15/27	400	487
Goldman Sachs Group Inc.	3.850%	1/26/27	350	386
Goldman Sachs Group Inc.	1.542%	9/10/27	200	199
Goldman Sachs Group Inc.	3.691%	6/5/28	625	690
Goldman Sachs Group Inc.	3.814%	4/23/29	450	503
Goldman Sachs Group Inc.	4.223%	5/1/29	475	542
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,406
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,505

44

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs Group Inc.	6.450%	5/1/36	50	71
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,420
Goldman Sachs Group Inc.	4.017%	10/31/38	405	475
Goldman Sachs Group Inc.	4.411%	4/23/39	500	609
Goldman Sachs Group Inc.	6.250%	2/1/41	675	1,000
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	1,078
Goldman Sachs Group Inc.	4.800%	7/8/44	360	470
Goldman Sachs Group Inc.	5.150%	5/22/45	475	633
Goldman Sachs Group Inc.	4.750%	10/21/45	150	196
Hanover Insurance Group Inc.	4.500%	4/15/26	100	113
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	369
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	68
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	143
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	208
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	137
HSBC Bank USA NA	7.000%	1/15/39	250	389
HSBC Holdings plc	3.600%	5/25/23	200	212
HSBC Holdings plc	3.033%	11/22/23	200	207
HSBC Holdings plc	4.250%	3/14/24	250	271
HSBC Holdings plc	3.950%	5/18/24	1,300	1,381
HSBC Holdings plc	3.803%	3/11/25	1,075	1,156
HSBC Holdings plc	4.250%	8/18/25	150	166
HSBC Holdings plc	2.633%	11/7/25	200	210
HSBC Holdings plc	4.300%	3/8/26	1,100	1,242
HSBC Holdings plc	1.645%	4/18/26	1,000	1,013
HSBC Holdings plc	3.900%	5/25/26	450	500
HSBC Holdings plc	2.099%	6/4/26	1,700	1,749
HSBC Holdings plc	4.292%	9/12/26	500	556
HSBC Holdings plc	4.375%	11/23/26	350	395
HSBC Holdings plc	1.589%	5/24/27	500	501
HSBC Holdings plc	4.041%	3/13/28	400	444
HSBC Holdings plc	4.583%	6/19/29	400	462
HSBC Holdings plc	4.950%	3/31/30	550	664
HSBC Holdings plc	3.973%	5/22/30	570	638
HSBC Holdings plc	7.625%	5/17/32	100	141
HSBC Holdings plc	7.350%	11/27/32	100	138
HSBC Holdings plc	6.500%	5/2/36	600	827
HSBC Holdings plc	6.500%	9/15/37	50	70
HSBC Holdings plc	6.800%	6/1/38	200	288
HSBC Holdings plc	5.250%	3/14/44	750	973
HSBC USA Inc.	3.500%	6/23/24	150	162
Huntington Bancshares Inc.	2.550%	2/4/30	250	261
Huntington National Bank	2.500%	8/7/22	200	204
Huntington National Bank	1.800%	2/3/23	275	281
Huntington National Bank	3.550%	10/6/23	250	266
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	257
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	277
ING Groep NV	4.100%	10/2/23	300	323
ING Groep NV	3.550%	4/9/24	200	215
ING Groep NV	3.950%	3/29/27	300	337
ING Groep NV	4.550%	10/2/28	200	235
ING Groep NV	4.050%	4/9/29	200	228
Intercontinental Exchange Inc.	2.350%	9/15/22	100	102
Intercontinental Exchange Inc.	4.000%	10/15/23	150	162
Intercontinental Exchange Inc.	3.750%	12/1/25	300	332
Intercontinental Exchange Inc.	3.100%	9/15/27	150	163
Intercontinental Exchange Inc.	3.750%	9/21/28	75	84
Intercontinental Exchange Inc.	2.100%	6/15/30	750	746
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intercontinental Exchange Inc.	2.650%	9/15/40	500	479
Intercontinental Exchange Inc.	4.250%	9/21/48	175	207
Intercontinental Exchange Inc.	3.000%	6/15/50	60	59
Intercontinental Exchange Inc.	3.000%	9/15/60	300	289
International Finance Corp.	5.875%	8/15/22	160	169
Invesco Finance plc	3.125%	11/30/22	175	182
Invesco Finance plc	4.000%	1/30/24	450	488
Invesco Finance plc	3.750%	1/15/26	170	188
Invesco Finance plc	5.375%	11/30/43	75	98
Janus Capital Group Inc.	4.875%	8/1/25	75	85
Jefferies Financial Group Inc.	5.500%	10/18/23	150	161
Jefferies Group LLC	5.125%	1/20/23	100	107
Jefferies Group LLC	6.450%	6/8/27	50	62
Jefferies Group LLC	6.250%	1/15/36	75	100
Jefferies Group LLC	6.500%	1/20/43	75	104
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	233
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	337
JPMorgan Chase & Co.	3.250%	9/23/22	750	777
JPMorgan Chase & Co.	2.972%	1/15/23	370	375
JPMorgan Chase & Co.	3.200%	1/25/23	750	783
JPMorgan Chase & Co.	3.375%	5/1/23	300	316
JPMorgan Chase & Co.	2.700%	5/18/23	250	260
JPMorgan Chase & Co.	3.875%	2/1/24	445	482
JPMorgan Chase & Co.	3.559%	4/23/24	485	511
JPMorgan Chase & Co.	3.625%	5/13/24	526	570
JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,671
JPMorgan Chase & Co.	3.797%	7/23/24	175	186
JPMorgan Chase & Co.	3.875%	9/10/24	575	627
JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,101
JPMorgan Chase & Co.	4.023%	12/5/24	300	324
JPMorgan Chase & Co.	3.125%	1/23/25	400	429
JPMorgan Chase & Co.	0.563%	2/16/25	500	497
JPMorgan Chase & Co.	3.220%	3/1/25	600	637
JPMorgan Chase & Co.	0.824%	6/1/25	850	848
JPMorgan Chase & Co.	0.969%	6/23/25	375	375
JPMorgan Chase & Co.	3.900%	7/15/25	362	400
JPMorgan Chase & Co.	2.301%	10/15/25	700	728
JPMorgan Chase & Co.	3.300%	4/1/26	685	749
JPMorgan Chase & Co.	2.083%	4/22/26	500	517
JPMorgan Chase & Co.	3.200%	6/15/26	300	327
JPMorgan Chase & Co.	2.950%	10/1/26	875	943
JPMorgan Chase & Co.	4.125%	12/15/26	450	509
JPMorgan Chase & Co.	3.960%	1/29/27	500	557
JPMorgan Chase & Co.	1.578%	4/22/27	500	503
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,099
JPMorgan Chase & Co.	3.782%	2/1/28	625	694
JPMorgan Chase & Co.	3.540%	5/1/28	350	384
JPMorgan Chase & Co.	3.509%	1/23/29	575	634
JPMorgan Chase & Co.	4.005%	4/23/29	300	340
JPMorgan Chase & Co.	2.069%	6/1/29	625	630
JPMorgan Chase & Co.	4.203%	7/23/29	250	287
JPMorgan Chase & Co.	4.452%	12/5/29	300	351
JPMorgan Chase & Co.	3.702%	5/6/30	300	336
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,573
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,244
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	2,055
JPMorgan Chase & Co.	2.956%	5/13/31	500	525
JPMorgan Chase & Co.	1.764%	11/19/31	500	480
JPMorgan Chase & Co.	2.580%	4/22/32	500	514
JPMorgan Chase & Co.	6.400%	5/15/38	450	662
JPMorgan Chase & Co.	3.882%	7/24/38	500	576
JPMorgan Chase & Co.	5.500%	10/15/40	650	890
JPMorgan Chase & Co.	3.109%	4/22/41	500	518

45

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	5.600%	7/15/41	275	385
JPMorgan Chase & Co.	5.400%	1/6/42	150	206
JPMorgan Chase & Co.	3.157%	4/22/42	450	469
JPMorgan Chase & Co.	5.625%	8/16/43	300	424
JPMorgan Chase & Co.	4.950%	6/1/45	100	132
JPMorgan Chase & Co.	4.260%	2/22/48	375	456
JPMorgan Chase & Co.	4.032%	7/24/48	500	589
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,172
JPMorgan Chase & Co.	3.897%	1/23/49	400	465
JPMorgan Chase & Co.	3.109%	4/22/51	500	518
JPMorgan Chase & Co.	3.328%	4/22/52	745	795
Kemper Corp.	4.350%	2/15/25	40	44
KeyBank NA	2.300%	9/14/22	200	205
KeyBank NA	3.375%	3/7/23	250	263
KeyBank NA	0.423%	1/3/24	500	500
KeyBank NA	3.300%	6/1/25	403	440
KeyCorp	4.150%	10/29/25	150	169
KeyCorp	4.100%	4/30/28	600	693
KeyCorp	2.550%	10/1/29	150	157
Lazard Group LLC	3.750%	2/13/25	50	55
Lazard Group LLC	3.625%	3/1/27	100	109
Lazard Group LLC	4.500%	9/19/28	100	116
Legg Mason Inc.	4.750%	3/15/26	100	116
Legg Mason Inc.	5.625%	1/15/44	120	168
Lincoln National Corp.	4.000%	9/1/23	50	54
Lincoln National Corp.	3.350%	3/9/25	13	14
Lincoln National Corp.	3.625%	12/12/26	75	83
Lincoln National Corp.	3.800%	3/1/28	100	112
Lincoln National Corp.	3.050%	1/15/30	350	373
Lincoln National Corp.	6.300%	10/9/37	75	105
Lincoln National Corp.	7.000%	6/15/40	160	246
Lloyds Banking Group plc	4.050%	8/16/23	900	965
Lloyds Banking Group plc	2.907%	11/7/23	400	412
Lloyds Banking Group plc	3.900%	3/12/24	200	217
Lloyds Banking Group plc	4.450%	5/8/25	200	224
Lloyds Banking Group plc	4.582%	12/10/25	700	787
Lloyds Banking Group plc	4.650%	3/24/26	575	650
Lloyds Banking Group plc	3.750%	1/11/27	200	221
Lloyds Banking Group plc	4.375%	3/22/28	250	287
Lloyds Banking Group plc	4.550%	8/16/28	200	233
Lloyds Banking Group plc	3.574%	11/7/28	200	218
Lloyds Banking Group plc	5.300%	12/1/45	450	593
Lloyds Banking Group plc	4.344%	1/9/48	275	322
Loews Corp.	2.625%	5/15/23	75	78
Loews Corp.	6.000%	2/1/35	50	68
Loews Corp.	4.125%	5/15/43	350	415
M&T Bank Corp.	3.550%	7/26/23	200	212
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	171
Manulife Financial Corp.	4.150%	3/4/26	175	198
Manulife Financial Corp.	4.061%	2/24/32	190	210
Manulife Financial Corp.	5.375%	3/4/46	200	281
Markel Corp.	4.900%	7/1/22	125	130
Markel Corp.	3.500%	11/1/27	50	55
Markel Corp.	3.350%	9/17/29	75	82
Markel Corp.	4.300%	11/1/47	50	59
Markel Corp.	5.000%	5/20/49	150	194
Markel Corp.	4.150%	9/17/50	200	231
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	78
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	108
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	109
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	111
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	719
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	321
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	125
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	247
Mercury General Corp.	4.400%	3/15/27	75	85
MetLife Inc.	3.048%	12/15/22	225	232
MetLife Inc.	3.600%	4/10/24	175	189
MetLife Inc.	3.000%	3/1/25	250	269
MetLife Inc.	3.600%	11/13/25	400	442
MetLife Inc.	4.550%	3/23/30	500	600
MetLife Inc.	6.500%	12/15/32	175	248
MetLife Inc.	6.375%	6/15/34	100	143
MetLife Inc.	5.875%	2/6/41	590	851
MetLife Inc.	4.125%	8/13/42	175	209
MetLife Inc.	4.875%	11/13/43	205	270
MetLife Inc.	4.721%	12/15/44	63	82
MetLife Inc.	4.600%	5/13/46	150	194
MetLife Inc.	6.400%	12/15/66	210	269
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	691
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	308
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	315
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	790
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	104
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	214
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	212
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	274
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	2,022
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	587
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	266
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	559
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	275
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	227
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	230
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	225
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	189
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	52
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	499
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	61
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	228
Mizuho Financial Group Inc.	3.549%	3/5/23	200	210
Mizuho Financial Group Inc.	2.721%	7/16/23	300	307
Mizuho Financial Group Inc.	3.922%	9/11/24	200	214
Mizuho Financial Group Inc.	2.839%	7/16/25	375	396
Mizuho Financial Group Inc.	2.555%	9/13/25	100	105
Mizuho Financial Group Inc.	3.663%	2/28/27	250	277
Mizuho Financial Group Inc.	4.018%	3/5/28	325	371
Mizuho Financial Group Inc.	4.254%	9/11/29	400	461
Mizuho Financial Group Inc.	3.153%	7/16/30	500	539

46

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mizuho Financial Group Inc.	2.869%	9/13/30	100	105
Mizuho Financial Group Inc.	2.172%	5/22/32	500	497
Morgan Stanley	4.875%	11/1/22	425	450
Morgan Stanley	3.125%	1/23/23	250	261
Morgan Stanley	3.750%	2/25/23	675	711
Morgan Stanley	0.560%	11/10/23	500	501
Morgan Stanley	0.529%	1/25/24	800	800
Morgan Stanley	0.731%	4/5/24	525	526
Morgan Stanley	3.737%	4/24/24	750	793
Morgan Stanley	3.875%	4/29/24	545	593
Morgan Stanley	3.700%	10/23/24	650	709
Morgan Stanley	0.790%	5/30/25	200	199
Morgan Stanley	4.000%	7/23/25	330	367
Morgan Stanley	5.000%	11/24/25	650	750
Morgan Stanley	3.875%	1/27/26	225	251
Morgan Stanley	2.188%	4/28/26	1,000	1,039
Morgan Stanley	3.125%	7/27/26	700	758
Morgan Stanley	6.250%	8/9/26	425	526
Morgan Stanley	4.350%	9/8/26	400	453
Morgan Stanley	0.985%	12/10/26	500	493
Morgan Stanley	3.625%	1/20/27	250	277
Morgan Stanley	3.950%	4/23/27	325	363
Morgan Stanley	1.593%	5/4/27	525	529
Morgan Stanley	3.591%	7/22/28	935	1,036
Morgan Stanley	3.772%	1/24/29	575	646
Morgan Stanley	4.431%	1/23/30	550	645
Morgan Stanley	2.699%	1/22/31	1,750	1,833
Morgan Stanley	3.622%	4/1/31	600	670
Morgan Stanley	1.794%	2/13/32	500	481
Morgan Stanley	7.250%	4/1/32	150	218
Morgan Stanley	1.928%	4/28/32	200	195
Morgan Stanley	3.971%	7/22/38	375	440
Morgan Stanley	4.457%	4/22/39	250	308
Morgan Stanley	3.217%	4/22/42	325	344
Morgan Stanley	6.375%	7/24/42	600	920
Morgan Stanley	4.300%	1/27/45	650	806
Morgan Stanley	5.597%	3/24/51	500	745
Morgan Stanley	2.802%	1/25/52	300	295
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	85
Nasdaq Inc.	4.250%	6/1/24	125	137
Nasdaq Inc.	3.850%	6/30/26	100	111
Nasdaq Inc.	1.650%	1/15/31	500	472
Nasdaq Inc.	2.500%	12/21/40	200	186
Nasdaq Inc.	3.250%	4/28/50	35	35
National Australia Bank Ltd.	3.000%	1/20/23	250	260
National Australia Bank Ltd.	3.625%	6/20/23	250	266
National Australia Bank Ltd.	3.375%	1/14/26	100	110
National Australia Bank Ltd.	2.500%	7/12/26	200	213
National Bank of Canada	2.100%	2/1/23	200	205
Natwest Group plc	3.875%	9/12/23	600	641
Natwest Group plc	6.000%	12/19/23	60	67
Natwest Group plc	5.125%	5/28/24	300	333
Natwest Group plc	4.519%	6/25/24	300	322
Natwest Group plc	4.892%	5/18/29	1,000	1,171
Natwest Group plc	5.076%	1/27/30	200	237
Natwest Group plc	4.445%	5/8/30	700	802
Nippon Life Insurance Co.	3.375%	5/8/32	50	54
Nomura Holdings Inc.	2.648%	1/16/25	170	179
Nomura Holdings Inc.	1.851%	7/16/25	300	306
Nomura Holdings Inc.	3.103%	1/16/30	400	420
Nomura Holdings Inc.	2.679%	7/16/30	250	254
Northern Trust Corp.	3.950%	10/30/25	150	169
Northern Trust Corp.	3.650%	8/3/28	100	113
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	42
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Old Republic International Corp.	4.875%	10/1/24	121	135
Old Republic International Corp.	3.875%	8/26/26	100	112
Old Republic International Corp.	3.850%	6/11/51	200	212
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	81
ORIX Corp.	3.700%	7/18/27	200	223
Owl Rock Capital Corp.	5.250%	4/15/24	25	27
Owl Rock Capital Corp.	4.000%	3/30/25	47	50
Owl Rock Capital Corp.	3.750%	7/22/25	180	191
Owl Rock Capital Corp.	2.625%	1/15/27	200	201
PartnerRe Finance B LLC	3.700%	7/2/29	95	106
People's United Bank NA	4.000%	7/15/24	100	107
People's United Financial Inc.	3.650%	12/6/22	100	104
PNC Bank NA	2.450%	7/28/22	100	102
PNC Bank NA	2.700%	11/1/22	450	463
PNC Bank NA	2.028%	12/9/22	145	146
PNC Bank NA	3.300%	10/30/24	706	766
PNC Bank NA	2.950%	2/23/25	293	314
PNC Bank NA	3.250%	6/1/25	169	184
PNC Bank NA	3.100%	10/25/27	250	274
PNC Bank NA	3.250%	1/22/28	150	166
PNC Bank NA	4.050%	7/26/28	250	289
PNC Bank NA	2.700%	10/22/29	150	159
PNC Financial Services Group Inc.	3.500%	1/23/24	100	107
PNC Financial Services Group Inc.	3.900%	4/29/24	125	136
PNC Financial Services Group Inc.	3.150%	5/19/27	450	492
PNC Financial Services Group Inc.	3.450%	4/23/29	500	560
PNC Financial Services Group Inc.	2.550%	1/22/30	425	447
Primerica Inc.	4.750%	7/15/22	125	130
Principal Financial Group Inc.	3.300%	9/15/22	50	52
Principal Financial Group Inc.	3.125%	5/15/23	100	105
Principal Financial Group Inc.	3.400%	5/15/25	128	139
Principal Financial Group Inc.	3.100%	11/15/26	100	108
Principal Financial Group Inc.	4.625%	9/15/42	50	62
Principal Financial Group Inc.	4.350%	5/15/43	150	181
Principal Financial Group Inc.	4.300%	11/15/46	195	236
Private Export Funding Corp.	1.750%	11/15/24	75	77
Private Export Funding Corp.	1.400%	7/15/28	175	175
Progressive Corp.	2.450%	1/15/27	150	159
Progressive Corp.	6.625%	3/1/29	125	165
Progressive Corp.	4.350%	4/25/44	50	62
Progressive Corp.	4.125%	4/15/47	290	356
Progressive Corp.	4.200%	3/15/48	115	143
Progressive Corp.	3.950%	3/26/50	180	218
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	200
Prudential Financial Inc.	3.500%	5/15/24	125	135
Prudential Financial Inc.	3.878%	3/27/28	250	286
Prudential Financial Inc.	5.750%	7/15/33	100	132
Prudential Financial Inc.	5.700%	12/14/36	125	172
Prudential Financial Inc.	6.625%	12/1/37	65	96
Prudential Financial Inc.	3.000%	3/10/40	50	51
Prudential Financial Inc.	6.625%	6/21/40	65	98
Prudential Financial Inc.	5.875%	9/15/42	125	132
Prudential Financial Inc.	5.625%	6/15/43	375	404
Prudential Financial Inc.	5.100%	8/15/43	50	60

47

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prudential Financial Inc.	5.200%	3/15/44	85	92
Prudential Financial Inc.	4.600%	5/15/44	525	670
Prudential Financial Inc.	5.375%	5/15/45	250	277
Prudential Financial Inc.	3.905%	12/7/47	182	211
Prudential Financial Inc.	5.700%	9/15/48	250	293
Prudential Financial Inc.	3.935%	12/7/49	363	426
Prudential Financial Inc.	4.350%	2/25/50	210	263
Prudential Financial Inc.	3.700%	10/1/50	200	209
Prudential plc	3.125%	4/14/30	200	215
Raymond James Financial Inc.	4.650%	4/1/30	55	66
Raymond James Financial Inc.	4.950%	7/15/46	210	272
Raymond James Financial Inc.	3.750%	4/1/51	500	549
Regions Bank	6.450%	6/26/37	250	354
Regions Financial Corp.	3.800%	8/14/23	200	213
Regions Financial Corp.	2.250%	5/18/25	100	104
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Reinsurance Group of America Inc.	3.900%	5/15/29	50	56
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	11
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	82
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	83
Royal Bank of Canada	1.950%	1/17/23	150	154
Royal Bank of Canada	1.600%	4/17/23	800	817
Royal Bank of Canada	3.700%	10/5/23	100	107
Royal Bank of Canada	0.425%	1/19/24	500	498
Royal Bank of Canada	2.550%	7/16/24	200	211
Royal Bank of Canada	2.250%	11/1/24	650	681
Royal Bank of Canada	4.650%	1/27/26	898	1,029
Royal Bank of Canada	1.200%	4/27/26	200	200
Santander Holdings USA Inc.	3.400%	1/18/23	115	120
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,248
Santander Holdings USA Inc.	3.244%	10/5/26	900	962
Santander Holdings USA Inc.	4.400%	7/13/27	250	280
Santander UK Group Holdings plc	3.571%	1/10/23	200	203
Santander UK Group Holdings plc	1.532%	8/21/26	600	601
Santander UK Group Holdings plc	1.673%	6/14/27	400	399
Santander UK Group Holdings plc	3.823%	11/3/28	200	220
Santander UK plc	2.100%	1/13/23	325	333
Santander UK plc	4.000%	3/13/24	200	218
Santander UK plc	2.875%	6/18/24	200	212
Selective Insurance Group Inc.	5.375%	3/1/49	50	63
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	53
Sompo International Holdings Ltd.	4.700%	10/15/22	100	105
State Street Corp.	3.100%	5/15/23	400	420
State Street Corp.	3.700%	11/20/23	83	90
State Street Corp.	3.776%	12/3/24	200	216
State Street Corp.	3.300%	12/16/24	227	247
State Street Corp.	3.550%	8/18/25	200	222
State Street Corp.	2.354%	11/1/25	125	131
State Street Corp.	2.650%	5/19/26	125	134
State Street Corp.	4.141%	12/3/29	200	234
State Street Corp.	2.400%	1/24/30	150	157
State Street Corp.	3.031%	11/1/34	125	133
Stifel Financial Corp.	4.250%	7/18/24	150	165
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	258
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	107
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	271
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	269
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	205
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	206
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	261
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	213
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	216
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	947
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	396
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	334
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,517
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	198
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	167
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	133
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	189
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	220
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	765
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	332
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	114
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	509
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	160
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	389
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	194
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	187
SVB Financial Group	3.500%	1/29/25	100	108
SVB Financial Group	2.100%	5/15/28	225	228
SVB Financial Group	3.125%	6/5/30	50	53
Swiss Re America Holding Corp.	7.000%	2/15/26	75	94
Synchrony Financial	2.850%	7/25/22	75	77
Synchrony Financial	4.250%	8/15/24	250	273
Synchrony Financial	4.500%	7/23/25	426	477
Synchrony Financial	3.700%	8/4/26	125	137
Synchrony Financial	3.950%	12/1/27	300	334
Synovus Financial Corp.	3.125%	11/1/22	50	51
TD Ameritrade Holding Corp.	3.625%	4/1/25	384	420
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	137
TD Ameritrade Holding Corp.	2.750%	10/1/29	50	54
Toronto-Dominion Bank	1.900%	12/1/22	225	230
Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,511
Toronto-Dominion Bank	3.250%	3/11/24	400	428
Toronto-Dominion Bank	2.650%	6/12/24	500	529
Toronto-Dominion Bank	1.150%	6/12/25	200	201
Toronto-Dominion Bank	0.750%	1/6/26	200	197
Travelers Cos. Inc.	6.250%	6/15/37	150	221
Travelers Cos. Inc.	4.300%	8/25/45	150	187

48

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.000%	5/30/47	225	273
	Travelers Cos. Inc.	4.100%	3/4/49	200	247
	Travelers Cos. Inc.	2.550%	4/27/50	500	482
	Trinity Acquisition plc	4.400%	3/15/26	100	113
	Truist Bank	3.502%	8/2/22	250	251
	Truist Bank	1.250%	3/9/23	1,000	1,015
	Truist Bank	3.200%	4/1/24	500	535
	Truist Bank	3.689%	8/2/24	250	267
	Truist Bank	2.150%	12/6/24	250	261
	Truist Bank	3.625%	9/16/25	500	550
	Truist Bank	3.300%	5/15/26	200	219
	Truist Financial Corp.	3.750%	12/6/23	250	269
	Truist Financial Corp.	3.700%	6/5/25	175	193
	Truist Financial Corp.	1.200%	8/5/25	200	202
	Truist Financial Corp.	1.125%	8/3/27	500	488
	Truist Financial Corp.	3.875%	3/19/29	200	228
	Truist Financial Corp.	1.887%	6/7/29	500	503
	Truist Financial Corp.	1.950%	6/5/30	100	100
	U.S. Bancorp	3.700%	1/30/24	150	162
	U.S. Bancorp	3.375%	2/5/24	500	535
	U.S. Bancorp	3.950%	11/17/25	25	28
	U.S. Bancorp	3.100%	4/27/26	300	327
	U.S. Bancorp	2.375%	7/22/26	25	26
	U.S. Bancorp	3.150%	4/27/27	275	301
	U.S. Bancorp	3.900%	4/26/28	75	86
	U.S. Bancorp	3.000%	7/30/29	240	260
	U.S. Bank NA	1.950%	1/9/23	300	307
	U.S. Bank NA	2.850%	1/23/23	250	259
	U.S. Bank NA	3.400%	7/24/23	250	265
	U.S. Bank NA	2.050%	1/21/25	175	183
	U.S. Bank NA	2.800%	1/27/25	625	668
[5]	UBS Group AG	3.126%	8/13/30	50	54
	Unum Group	4.000%	3/15/24	125	135
	Unum Group	4.000%	6/15/29	80	90
	Unum Group	5.750%	8/15/42	75	94
	Unum Group	4.500%	12/15/49	100	107
	Voya Financial Inc.	3.125%	7/15/24	100	107
	Voya Financial Inc.	3.650%	6/15/26	250	277
	Voya Financial Inc.	5.700%	7/15/43	75	103
	Voya Financial Inc.	4.800%	6/15/46	40	51
	Voya Financial Inc.	4.700%	1/23/48	100	105
	Wachovia Corp.	6.605%	10/1/25	265	321
	Wells Fargo & Co.	3.450%	2/13/23	350	367
	Wells Fargo & Co.	3.750%	1/24/24	200	215
	Wells Fargo & Co.	1.654%	6/2/24	1,500	1,532
	Wells Fargo & Co.	3.000%	2/19/25	425	455
	Wells Fargo & Co.	2.406%	10/30/25	600	628
	Wells Fargo & Co.	2.164%	2/11/26	500	519
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,371
	Wells Fargo & Co.	4.100%	6/3/26	725	814
	Wells Fargo & Co.	3.000%	10/23/26	675	728
	Wells Fargo & Co.	4.300%	7/22/27	475	541
	Wells Fargo & Co.	3.584%	5/22/28	500	550
	Wells Fargo & Co.	4.150%	1/24/29	200	230
	Wells Fargo & Co.	2.879%	10/30/30	1,300	1,377
	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,478
	Wells Fargo & Co.	3.068%	4/30/41	600	615
	Wells Fargo & Co.	5.375%	11/2/43	1,000	1,339
	Wells Fargo & Co.	5.606%	1/15/44	600	821
	Wells Fargo & Co.	4.650%	11/4/44	325	400
	Wells Fargo & Co.	3.900%	5/1/45	250	293
	Wells Fargo & Co.	4.900%	11/17/45	250	320
	Wells Fargo & Co.	4.400%	6/14/46	300	362
	Wells Fargo & Co.	4.750%	12/7/46	350	442
	Wells Fargo & Co.	5.013%	4/4/51	1,750	2,397
	Wells Fargo Bank NA	3.550%	8/14/23	750	798
	Wells Fargo Bank NA	5.950%	8/26/36	200	274
	Wells Fargo Bank NA	5.850%	2/1/37	300	412
	Wells Fargo Bank NA	6.600%	1/15/38	225	332
	Westpac Banking Corp.	2.750%	1/11/23	200	207
	Westpac Banking Corp.	2.000%	1/13/23	150	154
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westpac Banking Corp.	3.650%	5/15/23	75	80
Westpac Banking Corp.	3.300%	2/26/24	250	268
Westpac Banking Corp.	2.350%	2/19/25	200	210
Westpac Banking Corp.	2.850%	5/13/26	200	216
Westpac Banking Corp.	1.150%	6/3/26	218	218
Westpac Banking Corp.	2.700%	8/19/26	175	188
Westpac Banking Corp.	3.350%	3/8/27	250	276
Westpac Banking Corp.	2.650%	1/16/30	150	161
Westpac Banking Corp.	2.894%	2/4/30	425	441
Westpac Banking Corp.	4.322%	11/23/31	500	556
Westpac Banking Corp.	4.110%	7/24/34	25	27
Westpac Banking Corp.	2.668%	11/15/35	315	310
Westpac Banking Corp.	4.421%	7/24/39	600	709
Westpac Banking Corp.	2.963%	11/16/40	200	196
Willis North America Inc.	3.600%	5/15/24	125	134
Willis North America Inc.	4.500%	9/15/28	100	116
Willis North America Inc.	2.950%	9/15/29	440	463
Willis North America Inc.	5.050%	9/15/48	50	66
Willis North America Inc.	3.875%	9/15/49	90	102
XLIT Ltd.	4.450%	3/31/25	189	212
XLIT Ltd.	5.500%	3/31/45	100	136
Zions Bancorp NA	3.250%	10/29/29	250	262
				368,203
Health Care (3.3%)
Abbott Laboratories	3.400%	11/30/23	316	337
Abbott Laboratories	3.750%	11/30/26	367	415
Abbott Laboratories	1.150%	1/30/28	100	98
Abbott Laboratories	1.400%	6/30/30	150	145
Abbott Laboratories	4.750%	11/30/36	375	483
Abbott Laboratories	5.300%	5/27/40	250	347
Abbott Laboratories	4.750%	4/15/43	175	232
Abbott Laboratories	4.900%	11/30/46	700	955
AbbVie Inc.	3.250%	10/1/22	300	308
AbbVie Inc.	2.900%	11/6/22	800	827
AbbVie Inc.	3.200%	11/6/22	275	284
AbbVie Inc.	2.300%	11/21/22	625	642
AbbVie Inc.	2.800%	3/15/23	100	103
AbbVie Inc.	2.850%	5/14/23	200	208
AbbVie Inc.	3.750%	11/14/23	250	268
AbbVie Inc.	3.850%	6/15/24	200	217
AbbVie Inc.	2.600%	11/21/24	750	791
AbbVie Inc.	3.800%	3/15/25	590	645
AbbVie Inc.	3.600%	5/14/25	911	995
AbbVie Inc.	3.200%	5/14/26	976	1,058
AbbVie Inc.	2.950%	11/21/26	740	796
AbbVie Inc.	4.250%	11/14/28	350	406
AbbVie Inc.	3.200%	11/21/29	1,130	1,226
AbbVie Inc.	4.550%	3/15/35	350	424
AbbVie Inc.	4.500%	5/14/35	495	598
AbbVie Inc.	4.300%	5/14/36	190	225
AbbVie Inc.	4.050%	11/21/39	825	958
AbbVie Inc.	4.625%	10/1/42	190	235
AbbVie Inc.	4.400%	11/6/42	501	609
AbbVie Inc.	4.850%	6/15/44	230	292
AbbVie Inc.	4.750%	3/15/45	200	251
AbbVie Inc.	4.700%	5/14/45	602	751
AbbVie Inc.	4.450%	5/14/46	455	551
AbbVie Inc.	4.875%	11/14/48	550	713
AbbVie Inc.	4.250%	11/21/49	1,025	1,229
Adventist Health System	2.952%	3/1/29	100	105
Adventist Health System	3.630%	3/1/49	100	109
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	57
Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	25
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	126
Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	83
Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	77
Aetna Inc.	2.750%	11/15/22	200	205

49

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aetna Inc.	2.800%	6/15/23	125	130
	Aetna Inc.	3.500%	11/15/24	125	135
	Aetna Inc.	6.625%	6/15/36	130	189
	Aetna Inc.	6.750%	12/15/37	100	148
	Aetna Inc.	4.500%	5/15/42	75	90
	Aetna Inc.	4.125%	11/15/42	75	86
	Aetna Inc.	3.875%	8/15/47	300	337
	Agilent Technologies Inc.	3.875%	7/15/23	100	106
	Agilent Technologies Inc.	3.050%	9/22/26	75	81
	Agilent Technologies Inc.	2.750%	9/15/29	100	105
	Agilent Technologies Inc.	2.100%	6/4/30	100	99
	AHS Hospital Corp.	5.024%	7/1/45	75	103
	AHS Hospital Corp.	2.780%	7/1/51	150	148
[2]	Allina Health System	3.887%	4/15/49	75	87
	AmerisourceBergen Corp.	3.400%	5/15/24	175	187
	AmerisourceBergen Corp.	3.250%	3/1/25	50	54
	AmerisourceBergen Corp.	3.450%	12/15/27	275	300
	AmerisourceBergen Corp.	2.700%	3/15/31	300	308
	AmerisourceBergen Corp.	4.300%	12/15/47	175	204
	Amgen Inc.	2.250%	8/19/23	150	155
	Amgen Inc.	3.625%	5/22/24	500	538
	Amgen Inc.	1.900%	2/21/25	100	103
	Amgen Inc.	3.125%	5/1/25	175	188
	Amgen Inc.	2.600%	8/19/26	455	483
	Amgen Inc.	2.200%	2/21/27	150	156
	Amgen Inc.	3.150%	2/21/40	575	598
	Amgen Inc.	4.950%	10/1/41	240	310
	Amgen Inc.	5.150%	11/15/41	126	166
	Amgen Inc.	4.400%	5/1/45	450	546
	Amgen Inc.	4.563%	6/15/48	356	448
	Amgen Inc.	3.375%	2/21/50	725	764
	Amgen Inc.	4.663%	6/15/51	409	528
	Amgen Inc.	2.770%	9/1/53	172	163
	Anthem Inc.	2.950%	12/1/22	150	155
	Anthem Inc.	3.300%	1/15/23	625	652
	Anthem Inc.	3.500%	8/15/24	475	511
	Anthem Inc.	3.350%	12/1/24	160	173
	Anthem Inc.	2.375%	1/15/25	100	105
	Anthem Inc.	4.101%	3/1/28	400	458
	Anthem Inc.	2.250%	5/15/30	530	535
	Anthem Inc.	2.550%	3/15/31	250	258
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	101
	Anthem Inc.	6.375%	6/15/37	50	71
	Anthem Inc.	4.625%	5/15/42	175	218
	Anthem Inc.	4.650%	1/15/43	775	967
	Anthem Inc.	5.100%	1/15/44	100	132
	Anthem Inc.	4.375%	12/1/47	300	366
	Anthem Inc.	4.550%	3/1/48	155	194
	Anthem Inc.	4.850%	8/15/54	30	38
	Ascension Health	2.532%	11/15/29	350	369
	Ascension Health	3.106%	11/15/39	100	107
	Ascension Health	3.945%	11/15/46	175	214
[2]	Ascension Health	4.847%	11/15/53	75	105
	Astrazeneca Finance LLC	0.700%	5/28/24	250	250
	Astrazeneca Finance LLC	1.200%	5/28/26	200	199
	Astrazeneca Finance LLC	1.750%	5/28/28	200	200
	Astrazeneca Finance LLC	2.250%	5/28/31	200	203
	AstraZeneca plc	0.300%	5/26/23	200	199
	AstraZeneca plc	3.500%	8/17/23	225	239
	AstraZeneca plc	3.375%	11/16/25	400	438
	AstraZeneca plc	0.700%	4/8/26	500	487
	AstraZeneca plc	3.125%	6/12/27	175	191
	AstraZeneca plc	4.000%	1/17/29	200	230
	AstraZeneca plc	1.375%	8/6/30	300	284
	AstraZeneca plc	6.450%	9/15/37	450	671
	AstraZeneca plc	4.000%	9/18/42	290	346
	AstraZeneca plc	4.375%	11/16/45	200	249
	AstraZeneca plc	3.000%	5/28/51	335	344
	Banner Health	2.338%	1/1/30	125	128
	Banner Health	3.181%	1/1/50	75	80
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	270
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	107
	Baxalta Inc.	5.250%	6/23/45	73	98
	Baxter International Inc.	1.730%	4/1/31	500	487
	Baxter International Inc.	3.500%	8/15/46	100	112
	Baylor Scott & White Holdings	1.777%	11/15/30	100	98
	Baylor Scott & White Holdings	4.185%	11/15/45	100	123
	Baylor Scott & White Holdings	2.839%	11/15/50	350	351
	Becton Dickinson and Co.	3.300%	3/1/23	50	52
	Becton Dickinson and Co.	3.734%	12/15/24	272	296
	Becton Dickinson and Co.	3.700%	6/6/27	375	417
	Becton Dickinson and Co.	1.957%	2/11/31	500	488
	Becton Dickinson and Co.	4.875%	5/15/44	26	31
	Becton Dickinson and Co.	4.685%	12/15/44	196	244
	Becton Dickinson and Co.	4.669%	6/6/47	300	374
	Biogen Inc.	3.625%	9/15/22	275	286
	Biogen Inc.	4.050%	9/15/25	350	390
	Biogen Inc.	2.250%	5/1/30	600	602
	Biogen Inc.	3.150%	5/1/50	300	295
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	110
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	259
	Boston Scientific Corp.	3.450%	3/1/24	175	187
	Boston Scientific Corp.	1.900%	6/1/25	550	567
	Boston Scientific Corp.	3.750%	3/1/26	125	139
	Boston Scientific Corp.	4.000%	3/1/29	150	171
	Boston Scientific Corp.	2.650%	6/1/30	400	414
	Boston Scientific Corp.	7.000%	11/15/35	100	141
	Boston Scientific Corp.	4.550%	3/1/39	175	214
	Boston Scientific Corp.	7.375%	1/15/40	50	79
	Boston Scientific Corp.	4.700%	3/1/49	200	256
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	280
	Bristol-Myers Squibb Co.	3.550%	8/15/22	325	337
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	500
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	720
	Bristol-Myers Squibb Co.	3.875%	8/15/25	574	639
	Bristol-Myers Squibb Co.	3.200%	6/15/26	460	505
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	492
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	234
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	315
	Bristol-Myers Squibb Co.	3.400%	7/26/29	500	560
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	387
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	459
	Bristol-Myers Squibb Co.	2.350%	11/13/40	500	481
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	108
	Bristol-Myers Squibb Co.	4.500%	3/1/44	75	96
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	228
	Bristol-Myers Squibb Co.	5.000%	8/15/45	361	494
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	317
	Bristol-Myers Squibb Co.	4.550%	2/20/48	300	392
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	632
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	479
	Cardinal Health Inc.	2.616%	6/15/22	79	81
	Cardinal Health Inc.	3.200%	3/15/23	150	157
	Cardinal Health Inc.	3.079%	6/15/24	290	308
	Cardinal Health Inc.	3.750%	9/15/25	100	110
	Cardinal Health Inc.	4.600%	3/15/43	75	87
	Cardinal Health Inc.	4.500%	11/15/44	50	57
	Cardinal Health Inc.	4.900%	9/15/45	100	120
	Cardinal Health Inc.	4.368%	6/15/47	125	141
	Children's Health System of Texas	2.511%	8/15/50	100	93
	Children's Hospital Corp.	4.115%	1/1/47	75	95
	Children's Hospital Corp.	2.585%	2/1/50	50	47
	Children's Hospital Medical Center	4.268%	5/15/44	50	63

50

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CHRISTUS Health	4.341%	7/1/28	125	144
	Cigna Corp.	3.050%	11/30/22	100	103
	Cigna Corp.	3.000%	7/15/23	700	733
	Cigna Corp.	3.500%	6/15/24	175	188
	Cigna Corp.	3.250%	4/15/25	250	269
	Cigna Corp.	4.125%	11/15/25	467	523
	Cigna Corp.	4.500%	2/25/26	390	444
	Cigna Corp.	3.400%	3/1/27	275	302
	Cigna Corp.	7.875%	5/15/27	41	54
	Cigna Corp.	4.375%	10/15/28	610	710
	Cigna Corp.	2.400%	3/15/30	765	781
	Cigna Corp.	2.375%	3/15/31	250	253
	Cigna Corp.	4.800%	8/15/38	415	517
	Cigna Corp.	3.200%	3/15/40	150	156
	Cigna Corp.	6.125%	11/15/41	92	131
	Cigna Corp.	4.800%	7/15/46	400	506
	Cigna Corp.	3.875%	10/15/47	120	134
	Cigna Corp.	4.900%	12/15/48	545	704
	Cigna Corp.	3.400%	3/15/50	375	390
	Cigna Corp.	3.400%	3/15/51	250	261
	City of Hope	5.623%	11/15/43	75	106
	City of Hope	4.378%	8/15/48	100	125
	CommonSpirit Health	2.950%	11/1/22	75	77
	CommonSpirit Health	2.760%	10/1/24	100	105
	CommonSpirit Health	2.782%	10/1/30	500	520
[2]	CommonSpirit Health	4.350%	11/1/42	225	263
	CommonSpirit Health	3.817%	10/1/49	50	56
	CommonSpirit Health	4.187%	10/1/49	200	230
	Community Health Network Inc.	3.099%	5/1/50	250	249
	Cottage Health Obligated Group	3.304%	11/1/49	100	108
	CVS Health Corp.	2.750%	12/1/22	150	154
	CVS Health Corp.	4.750%	12/1/22	150	157
	CVS Health Corp.	3.700%	3/9/23	934	983
	CVS Health Corp.	3.375%	8/12/24	275	296
	CVS Health Corp.	3.875%	7/20/25	573	633
	CVS Health Corp.	2.875%	6/1/26	2,166	2,327
	CVS Health Corp.	3.000%	8/15/26	450	485
	CVS Health Corp.	1.300%	8/21/27	400	393
	CVS Health Corp.	4.300%	3/25/28	1,742	2,001
	CVS Health Corp.	3.250%	8/15/29	360	391
	CVS Health Corp.	1.750%	8/21/30	225	217
	CVS Health Corp.	1.875%	2/28/31	500	485
	CVS Health Corp.	4.875%	7/20/35	125	152
	CVS Health Corp.	4.780%	3/25/38	1,000	1,230
	CVS Health Corp.	6.125%	9/15/39	75	105
	CVS Health Corp.	4.125%	4/1/40	200	232
	CVS Health Corp.	2.700%	8/21/40	275	267
	CVS Health Corp.	5.300%	12/5/43	150	198
	CVS Health Corp.	5.125%	7/20/45	1,025	1,330
	CVS Health Corp.	5.050%	3/25/48	1,400	1,821
	CVS Health Corp.	4.250%	4/1/50	300	357
	Danaher Corp.	3.350%	9/15/25	100	109
	Danaher Corp.	4.375%	9/15/45	75	94
	Danaher Corp.	2.600%	10/1/50	500	478
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	118
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	161
	DH Europe Finance II Sarl	2.050%	11/15/22	250	256
	DH Europe Finance II Sarl	2.200%	11/15/24	250	261
	DH Europe Finance II Sarl	2.600%	11/15/29	150	157
	DH Europe Finance II Sarl	3.250%	11/15/39	175	188
	Dignity Health	3.125%	11/1/22	50	52
	Dignity Health	3.812%	11/1/24	100	109
	Dignity Health	4.500%	11/1/42	100	120
	Dignity Health	5.267%	11/1/64	50	69
	Duke University Health System Inc.	3.920%	6/1/47	100	120
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	116
	Eli Lilly & Co.	2.750%	6/1/25	71	76
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	3.375%	3/15/29	225	252
	Eli Lilly & Co.	3.950%	3/15/49	300	364
	Eli Lilly & Co.	2.250%	5/15/50	200	181
	Eli Lilly & Co.	4.150%	3/15/59	350	444
	Eli Lilly & Co.	2.500%	9/15/60	250	229
	Gilead Sciences Inc.	3.250%	9/1/22	375	386
	Gilead Sciences Inc.	2.500%	9/1/23	300	312
	Gilead Sciences Inc.	3.700%	4/1/24	470	505
	Gilead Sciences Inc.	3.650%	3/1/26	575	634
	Gilead Sciences Inc.	2.950%	3/1/27	525	565
	Gilead Sciences Inc.	4.600%	9/1/35	575	703
	Gilead Sciences Inc.	4.000%	9/1/36	350	405
	Gilead Sciences Inc.	5.650%	12/1/41	175	241
	Gilead Sciences Inc.	4.800%	4/1/44	400	506
	Gilead Sciences Inc.	4.500%	2/1/45	325	397
	Gilead Sciences Inc.	4.750%	3/1/46	455	577
	Gilead Sciences Inc.	4.150%	3/1/47	475	559
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	238
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	666
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	430
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	115
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	823
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	124
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	501
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	28
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	245
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	154
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	66
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	79
	HCA Inc.	4.750%	5/1/23	250	268
	HCA Inc.	5.000%	3/15/24	425	470
	HCA Inc.	5.250%	4/15/25	320	366
	HCA Inc.	5.250%	6/15/26	325	376
	HCA Inc.	4.500%	2/15/27	125	141
	HCA Inc.	4.125%	6/15/29	405	457
	HCA Inc.	2.375%	7/15/31	200	198
	HCA Inc.	5.125%	6/15/39	200	250
	HCA Inc.	5.500%	6/15/47	425	553
	HCA Inc.	5.250%	6/15/49	300	383
	HCA Inc.	3.500%	7/15/51	200	200
	Hospital Special Surgery	2.667%	10/1/50	10	9
	Humana Inc.	2.900%	12/15/22	150	155
	Humana Inc.	3.850%	10/1/24	326	354
	Humana Inc.	3.950%	3/15/27	150	168
	Humana Inc.	4.875%	4/1/30	135	163
	Humana Inc.	4.625%	12/1/42	110	135
	Humana Inc.	4.950%	10/1/44	270	349
	Humana Inc.	3.950%	8/15/49	40	46
	IHC Health Services Inc.	4.131%	5/15/48	100	124
	Illumina Inc.	2.550%	3/23/31	250	254
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	150
	Iowa Health System	3.665%	2/15/50	125	139
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	148
	Johnson & Johnson	2.050%	3/1/23	125	128
	Johnson & Johnson	3.375%	12/5/23	200	215
	Johnson & Johnson	2.625%	1/15/25	250	266
	Johnson & Johnson	2.450%	3/1/26	350	373
	Johnson & Johnson	2.950%	3/3/27	200	219
	Johnson & Johnson	0.950%	9/1/27	300	295

51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.900%	1/15/28	100	109
	Johnson & Johnson	6.950%	9/1/29	75	105
	Johnson & Johnson	1.300%	9/1/30	300	291
	Johnson & Johnson	4.950%	5/15/33	150	198
	Johnson & Johnson	4.375%	12/5/33	175	219
	Johnson & Johnson	3.550%	3/1/36	175	203
	Johnson & Johnson	3.625%	3/3/37	300	350
	Johnson & Johnson	5.950%	8/15/37	200	293
	Johnson & Johnson	3.400%	1/15/38	200	227
	Johnson & Johnson	2.100%	9/1/40	250	237
	Johnson & Johnson	4.500%	9/1/40	150	194
	Johnson & Johnson	4.850%	5/15/41	75	100
	Johnson & Johnson	4.500%	12/5/43	200	260
	Johnson & Johnson	3.700%	3/1/46	350	416
	Johnson & Johnson	3.750%	3/3/47	250	301
	Johnson & Johnson	2.250%	9/1/50	400	373
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	110
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	255
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	316
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	187
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	244
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	258
	Koninklijke KPN NV	6.875%	3/11/38	100	152
	Koninklijke Philips NV	5.000%	3/15/42	150	199
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	161
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	105
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	216
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	200
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	111
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	132
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	203
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	234
	Mass General Brigham Inc.	3.192%	7/1/49	150	158
	Mass General Brigham Inc.	3.342%	7/1/60	250	275
	Mayo Clinic	3.774%	11/15/43	75	88
	Mayo Clinic	4.128%	11/15/52	50	63
	Mayo Clinic	3.196%	11/15/61	250	269
	McKesson Corp.	3.796%	3/15/24	200	215
	McKesson Corp.	0.900%	12/3/25	500	493
	McKesson Corp.	3.950%	2/16/28	200	227
[2]	MedStar Health Inc.	3.626%	8/15/49	75	83
	Medtronic Inc.	3.500%	3/15/25	200	220
	Medtronic Inc.	4.375%	3/15/35	411	512
	Medtronic Inc.	4.625%	3/15/45	344	451
	Memorial Health Services	3.447%	11/1/49	150	162
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	102
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	190
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	32
	Merck & Co. Inc.	2.400%	9/15/22	250	255
	Merck & Co. Inc.	2.800%	5/18/23	325	340
	Merck & Co. Inc.	2.750%	2/10/25	740	788
	Merck & Co. Inc.	3.400%	3/7/29	375	420
	Merck & Co. Inc.	1.450%	6/24/30	210	205
	Merck & Co. Inc.	6.500%	12/1/33	125	184
	Merck & Co. Inc.	3.900%	3/7/39	200	237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.600%	9/15/42	100	115
	Merck & Co. Inc.	4.150%	5/18/43	200	247
	Merck & Co. Inc.	3.700%	2/10/45	525	607
	Merck & Co. Inc.	4.000%	3/7/49	300	367
	Merck & Co. Inc.	2.450%	6/24/50	300	283
	Mercy Health	4.302%	7/1/28	25	29
	Methodist Hospital	2.705%	12/1/50	300	291
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	181
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	516
	MultiCare Health System	2.803%	8/15/50	250	247
	Mylan Inc.	4.200%	11/29/23	100	107
	Mylan Inc.	5.400%	11/29/43	100	124
	Mylan Inc.	5.200%	4/15/48	175	215
	New York and Presbyterian Hospital	4.024%	8/1/45	130	160
	New York and Presbyterian Hospital	4.063%	8/1/56	75	94
	New York and Presbyterian Hospital	2.606%	8/1/60	300	279
	New York and Presbyterian Hospital	3.954%	8/1/19	125	147
	Northwell Healthcare Inc.	3.979%	11/1/46	100	113
	Northwell Healthcare Inc.	4.260%	11/1/47	200	237
	Northwell Healthcare Inc.	3.809%	11/1/49	100	111
	Novant Health Inc.	2.637%	11/1/36	250	255
	Novartis Capital Corp.	3.400%	5/6/24	400	431
	Novartis Capital Corp.	1.750%	2/14/25	200	206
	Novartis Capital Corp.	2.000%	2/14/27	525	546
	Novartis Capital Corp.	3.100%	5/17/27	175	191
	Novartis Capital Corp.	2.200%	8/14/30	410	424
	Novartis Capital Corp.	3.700%	9/21/42	100	117
	Novartis Capital Corp.	4.400%	5/6/44	375	481
	Novartis Capital Corp.	4.000%	11/20/45	225	275
	Novartis Capital Corp.	2.750%	8/14/50	75	76
	NYU Langone Hospitals	4.784%	7/1/44	100	128
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	131
	NYU Langone Hospitals	3.380%	7/1/55	200	211
[2]	OhioHealth Corp.	3.042%	11/15/50	100	104
	Orlando Health Obligated Group	4.089%	10/1/48	50	61
	PeaceHealth Obligated Group	4.787%	11/15/48	75	100
	PeaceHealth Obligated Group	3.218%	11/15/50	200	208
	PerkinElmer Inc.	3.300%	9/15/29	175	189
	PerkinElmer Inc.	3.625%	3/15/51	150	163
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	215
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	248
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	84
	Pfizer Inc.	3.200%	9/15/23	125	132
	Pfizer Inc.	2.950%	3/15/24	150	160
	Pfizer Inc.	2.750%	6/3/26	590	638
	Pfizer Inc.	3.600%	9/15/28	200	227
	Pfizer Inc.	3.450%	3/15/29	375	422
	Pfizer Inc.	2.625%	4/1/30	300	320
	Pfizer Inc.	1.700%	5/28/30	225	224
	Pfizer Inc.	4.000%	12/15/36	300	362
	Pfizer Inc.	4.100%	9/15/38	150	182
	Pfizer Inc.	3.900%	3/15/39	125	149
	Pfizer Inc.	7.200%	3/15/39	425	696
	Pfizer Inc.	2.550%	5/28/40	200	201
	Pfizer Inc.	4.300%	6/15/43	125	157
	Pfizer Inc.	4.400%	5/15/44	200	257
	Pfizer Inc.	4.125%	12/15/46	250	310
	Pfizer Inc.	4.200%	9/15/48	350	441
	Pfizer Inc.	4.000%	3/15/49	175	215
	Pfizer Inc.	2.700%	5/28/50	200	199
	Pharmacia LLC	6.600%	12/1/28	175	235

52

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	53
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	157
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	86
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	87
	Quest Diagnostics Inc.	4.250%	4/1/24	100	109
	Quest Diagnostics Inc.	3.500%	3/30/25	100	109
	Quest Diagnostics Inc.	3.450%	6/1/26	125	137
	Quest Diagnostics Inc.	4.200%	6/30/29	140	161
	Quest Diagnostics Inc.	2.950%	6/30/30	160	170
	Quest Diagnostics Inc.	2.800%	6/30/31	125	131
	Quest Diagnostics Inc.	5.750%	1/30/40	13	16
	Quest Diagnostics Inc.	4.700%	3/30/45	25	31
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	474
[5]	Royalty Pharma plc	0.750%	9/2/23	300	301
[5]	Royalty Pharma plc	1.200%	9/2/25	300	297
[5]	Royalty Pharma plc	2.200%	9/2/30	300	294
[5]	Royalty Pharma plc	3.550%	9/2/50	350	349
	Rush Obligated Group	3.922%	11/15/29	75	86
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	117
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	28
	Sanofi	3.375%	6/19/23	225	238
	Sanofi	3.625%	6/19/28	225	257
	Seattle Children's Hospital	2.719%	10/1/50	200	196
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,425	1,491
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	624
	Smith & Nephew plc	2.032%	10/14/30	300	294
	Spectrum Health System Obligated Group	3.487%	7/15/49	75	83
	SSM Health Care Corp.	3.688%	6/1/23	150	158
	SSM Health Care Corp.	3.823%	6/1/27	100	112
	Stanford Health Care	3.795%	11/15/48	125	147
	Stryker Corp.	3.375%	5/15/24	213	228
	Stryker Corp.	1.150%	6/15/25	100	101
	Stryker Corp.	3.375%	11/1/25	140	153
	Stryker Corp.	3.500%	3/15/26	183	202
	Stryker Corp.	3.650%	3/7/28	50	56
	Stryker Corp.	4.100%	4/1/43	75	88
	Stryker Corp.	4.375%	5/15/44	50	61
	Stryker Corp.	4.625%	3/15/46	175	224
	Stryker Corp.	2.900%	6/15/50	100	100
	Sutter Health	1.321%	8/15/25	500	505
	Sutter Health	3.695%	8/15/28	75	84
	Sutter Health	4.091%	8/15/48	75	89
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	217
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	488
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	496
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	404
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	615
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	205
	Texas Health Resources	2.328%	11/15/50	300	272
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	230	255
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	441
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	216
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	55
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	236
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	101
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	257
	Toledo Hospital	5.325%	11/15/28	50	58
	Toledo Hospital	6.015%	11/15/48	75	93
	Trinity Health Corp.	4.125%	12/1/45	85	105
	UnitedHealth Group Inc.	3.350%	7/15/22	180	186
	UnitedHealth Group Inc.	2.375%	10/15/22	150	154
	UnitedHealth Group Inc.	2.750%	2/15/23	175	181
	UnitedHealth Group Inc.	2.875%	3/15/23	25	26
	UnitedHealth Group Inc.	3.500%	6/15/23	100	106
	UnitedHealth Group Inc.	3.500%	2/15/24	100	108
	UnitedHealth Group Inc.	2.375%	8/15/24	300	316
	UnitedHealth Group Inc.	3.750%	7/15/25	950	1,054
	UnitedHealth Group Inc.	3.700%	12/15/25	75	83
	UnitedHealth Group Inc.	3.100%	3/15/26	225	245
	UnitedHealth Group Inc.	3.450%	1/15/27	175	194
	UnitedHealth Group Inc.	3.375%	4/15/27	350	389
	UnitedHealth Group Inc.	2.950%	10/15/27	150	163
	UnitedHealth Group Inc.	3.875%	12/15/28	150	173
	UnitedHealth Group Inc.	2.875%	8/15/29	150	162
	UnitedHealth Group Inc.	2.000%	5/15/30	755	761
	UnitedHealth Group Inc.	2.300%	5/15/31	650	666
	UnitedHealth Group Inc.	4.625%	7/15/35	175	222
	UnitedHealth Group Inc.	6.500%	6/15/37	50	75
	UnitedHealth Group Inc.	6.625%	11/15/37	125	190
	UnitedHealth Group Inc.	6.875%	2/15/38	245	380
	UnitedHealth Group Inc.	3.500%	8/15/39	240	268
	UnitedHealth Group Inc.	2.750%	5/15/40	200	202
	UnitedHealth Group Inc.	5.950%	2/15/41	60	87
	UnitedHealth Group Inc.	3.050%	5/15/41	300	314
	UnitedHealth Group Inc.	4.625%	11/15/41	110	140
	UnitedHealth Group Inc.	4.375%	3/15/42	50	62
	UnitedHealth Group Inc.	3.950%	10/15/42	175	208
	UnitedHealth Group Inc.	4.250%	3/15/43	125	153
	UnitedHealth Group Inc.	4.750%	7/15/45	305	400
	UnitedHealth Group Inc.	4.200%	1/15/47	210	257
	UnitedHealth Group Inc.	4.250%	4/15/47	290	357
	UnitedHealth Group Inc.	4.250%	6/15/48	300	371
	UnitedHealth Group Inc.	4.450%	12/15/48	150	192
	UnitedHealth Group Inc.	3.700%	8/15/49	310	356
	UnitedHealth Group Inc.	3.250%	5/15/51	750	802
	UnitedHealth Group Inc.	3.875%	8/15/59	420	497
	UnitedHealth Group Inc.	3.125%	5/15/60	250	258
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	301
	UPMC	3.600%	4/3/25	125	136
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	979
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	276
[5]	Viatris Inc.	1.650%	6/22/25	175	177
[5]	Viatris Inc.	2.300%	6/22/27	175	179
[5]	Viatris Inc.	2.700%	6/22/30	525	531
[5]	Viatris Inc.	3.850%	6/22/40	525	560
[5]	Viatris Inc.	4.000%	6/22/50	500	530
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	64
	Wyeth LLC	7.250%	3/1/23	250	278
	Wyeth LLC	6.450%	2/1/24	300	346
	Wyeth LLC	6.500%	2/1/34	150	218
	Wyeth LLC	6.000%	2/15/36	85	122
	Wyeth LLC	5.950%	4/1/37	385	552
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	53
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	380
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	67

53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	178
	Zoetis Inc.	3.250%	2/1/23	350	363
	Zoetis Inc.	4.500%	11/13/25	100	113
	Zoetis Inc.	3.000%	9/12/27	150	162
	Zoetis Inc.	3.900%	8/20/28	100	114
	Zoetis Inc.	2.000%	5/15/30	150	149
	Zoetis Inc.	4.700%	2/1/43	175	225
	Zoetis Inc.	3.950%	9/12/47	150	178
	Zoetis Inc.	4.450%	8/20/48	75	96
	Zoetis Inc.	3.000%	5/15/50	125	129
					158,738
Industrials (2.3%)
	3M Co.	1.750%	2/14/23	200	204
	3M Co.	2.250%	3/15/23	175	180
	3M Co.	3.250%	2/14/24	100	107
	3M Co.	2.000%	2/14/25	150	156
	3M Co.	2.650%	4/15/25	100	107
	3M Co.	3.000%	8/7/25	100	108
	3M Co.	2.250%	9/19/26	150	159
	3M Co.	2.875%	10/15/27	125	136
	3M Co.	3.375%	3/1/29	150	168
	3M Co.	2.375%	8/26/29	360	377
	3M Co.	3.125%	9/19/46	75	79
	3M Co.	3.625%	10/15/47	100	116
	3M Co.	4.000%	9/14/48	250	306
	3M Co.	3.250%	8/26/49	300	328
	3M Co.	3.700%	4/15/50	125	147
	Allegion plc	3.500%	10/1/29	75	82
	Allegion U.S. Holding Co. Inc.	3.550%	10/1/27	175	190
[2]	American Airlines Class A Series 2016-3 Pass Through Trust	3.250%	4/15/30	40	39
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	42	43
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	118	121
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	119	120
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	40	41
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	47	48
	Amphenol Corp.	3.200%	4/1/24	50	53
	Amphenol Corp.	2.050%	3/1/25	40	41
	Amphenol Corp.	4.350%	6/1/29	100	117
	Amphenol Corp.	2.800%	2/15/30	275	291
	Block Financial LLC	5.500%	11/1/22	100	104
	Block Financial LLC	5.250%	10/1/25	100	114
	Block Financial LLC	3.875%	8/15/30	200	216
	BNSF Funding Trust I	6.613%	12/15/55	65	74
	Boeing Co.	1.167%	2/4/23	300	301
	Boeing Co.	2.800%	3/1/23	400	414
	Boeing Co.	4.508%	5/1/23	625	666
	Boeing Co.	1.875%	6/15/23	200	204
	Boeing Co.	1.950%	2/1/24	500	512
	Boeing Co.	1.433%	2/4/24	500	501
	Boeing Co.	2.800%	3/1/24	75	78
	Boeing Co.	2.850%	10/30/24	100	105
	Boeing Co.	2.500%	3/1/25	145	150
	Boeing Co.	4.875%	5/1/25	795	891
	Boeing Co.	2.196%	2/4/26	1,200	1,211
	Boeing Co.	3.100%	5/1/26	100	106
	Boeing Co.	2.250%	6/15/26	50	51
	Boeing Co.	2.700%	2/1/27	195	202
	Boeing Co.	2.800%	3/1/27	50	52
	Boeing Co.	5.040%	5/1/27	360	416
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.250%	3/1/28	100	106
Boeing Co.	3.450%	11/1/28	60	64
Boeing Co.	3.200%	3/1/29	200	210
Boeing Co.	2.950%	2/1/30	190	195
Boeing Co.	5.150%	5/1/30	945	1,120
Boeing Co.	3.625%	2/1/31	275	296
Boeing Co.	6.125%	2/15/33	75	95
Boeing Co.	3.600%	5/1/34	350	369
Boeing Co.	3.250%	2/1/35	190	193
Boeing Co.	6.625%	2/15/38	50	67
Boeing Co.	3.550%	3/1/38	50	51
Boeing Co.	3.500%	3/1/39	75	76
Boeing Co.	6.875%	3/15/39	100	140
Boeing Co.	5.875%	2/15/40	75	96
Boeing Co.	5.705%	5/1/40	740	955
Boeing Co.	3.375%	6/15/46	75	72
Boeing Co.	3.650%	3/1/47	150	150
Boeing Co.	3.625%	3/1/48	75	75
Boeing Co.	3.850%	11/1/48	60	62
Boeing Co.	3.900%	5/1/49	150	158
Boeing Co.	3.750%	2/1/50	150	155
Boeing Co.	5.805%	5/1/50	1,130	1,525
Boeing Co.	3.825%	3/1/59	200	201
Boeing Co.	3.950%	8/1/59	75	78
Boeing Co.	5.930%	5/1/60	735	1,014
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	154
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	182
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	80
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	216
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	162
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	108
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	83
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	248
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	179
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	166
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	344
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	309
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	247
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	219
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	170
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	133
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	191
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	151
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	98
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	176
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	152
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	453
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	245
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	453
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	208

54

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	2.950%	11/21/24	233	248
	Canadian National Railway Co.	6.250%	8/1/34	75	106
	Canadian National Railway Co.	6.200%	6/1/36	75	106
	Canadian National Railway Co.	6.375%	11/15/37	100	144
	Canadian National Railway Co.	3.200%	8/2/46	175	181
	Canadian National Railway Co.	3.650%	2/3/48	125	139
	Canadian National Railway Co.	2.450%	5/1/50	175	158
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	238
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	199
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	142
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	623
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	186
	Carrier Global Corp.	2.242%	2/15/25	400	416
	Carrier Global Corp.	2.493%	2/15/27	250	262
	Carrier Global Corp.	2.722%	2/15/30	600	622
	Carrier Global Corp.	3.377%	4/5/40	300	316
	Carrier Global Corp.	3.577%	4/5/50	400	425
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	358
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	206
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	212
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	251
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	75
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	133
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	270
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	314
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	519
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	102
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	497
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	499
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	106
	Caterpillar Financial Services Corp.	3.250%	9/19/49	200	221
	Caterpillar Inc.	3.400%	5/15/24	150	161
	Caterpillar Inc.	2.600%	9/19/29	200	213
	Caterpillar Inc.	2.600%	4/9/30	120	128
	Caterpillar Inc.	6.050%	8/15/36	100	144
	Caterpillar Inc.	5.200%	5/27/41	150	207
	Caterpillar Inc.	3.803%	8/15/42	243	289
	Caterpillar Inc.	3.250%	4/9/50	200	222
	Caterpillar Inc.	4.750%	5/15/64	100	144
	Cintas Corp. No. 2	3.700%	4/1/27	175	196
	CNH Industrial Capital LLC	1.950%	7/2/23	75	77
	CNH Industrial Capital LLC	4.200%	1/15/24	675	731
	CNH Industrial Capital LLC	1.450%	7/15/26	200	199
	CNH Industrial NV	3.850%	11/15/27	100	111
[2]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	27	27
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	31	33
	Crane Co.	4.450%	12/15/23	50	54
	Crane Co.	4.200%	3/15/48	125	139
	CSX Corp.	3.400%	8/1/24	62	67
	CSX Corp.	3.350%	11/1/25	150	164
	CSX Corp.	3.250%	6/1/27	150	165
	CSX Corp.	3.800%	3/1/28	350	395
	CSX Corp.	4.250%	3/15/29	200	233
	CSX Corp.	2.400%	2/15/30	172	177
	CSX Corp.	6.220%	4/30/40	152	223
	CSX Corp.	5.500%	4/15/41	225	305
	CSX Corp.	4.750%	5/30/42	210	265
	CSX Corp.	4.100%	3/15/44	150	176
	CSX Corp.	4.300%	3/1/48	250	304
	CSX Corp.	4.750%	11/15/48	200	259
	CSX Corp.	4.500%	3/15/49	225	281
	CSX Corp.	3.350%	9/15/49	265	281
	CSX Corp.	3.800%	4/15/50	200	229
	CSX Corp.	4.500%	8/1/54	25	32
	CSX Corp.	4.250%	11/1/66	150	186
	CSX Corp.	4.650%	3/1/68	75	98
	Cummins Inc.	0.750%	9/1/25	400	397
	Cummins Inc.	1.500%	9/1/30	300	289
	Cummins Inc.	2.600%	9/1/50	200	190
	Deere & Co.	2.750%	4/15/25	100	107
	Deere & Co.	5.375%	10/16/29	125	159
	Deere & Co.	7.125%	3/3/31	100	145
	Deere & Co.	3.900%	6/9/42	250	307
	Deere & Co.	2.875%	9/7/49	200	209
	Deere & Co.	3.750%	4/15/50	175	211
[2]	Delta Air Lines Class AA Series 2015-1 Pass Through Trust	3.625%	1/30/29	38	41
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	79
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	141	142
[5]	Delta Air Lines Inc.	7.000%	5/1/25	500	583
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	223
	Dover Corp.	3.150%	11/15/25	200	215
	Dover Corp.	2.950%	11/4/29	75	81
	Eaton Corp.	2.750%	11/2/22	300	310
	Eaton Corp.	3.103%	9/15/27	125	136
	Eaton Corp.	4.000%	11/2/32	150	175
	Eaton Corp.	4.150%	11/2/42	150	179
	Eaton Corp.	3.915%	9/15/47	50	58
	Emerson Electric Co.	3.150%	6/1/25	200	216
	Emerson Electric Co.	1.800%	10/15/27	225	230
	Emerson Electric Co.	1.950%	10/15/30	100	101
	Emerson Electric Co.	2.750%	10/15/50	150	150
	FedEx Corp.	3.250%	4/1/26	100	110
	FedEx Corp.	3.100%	8/5/29	200	217
	FedEx Corp.	4.250%	5/15/30	100	117
	FedEx Corp.	3.900%	2/1/35	200	229
	FedEx Corp.	3.250%	5/15/41	200	206
	FedEx Corp.	3.875%	8/1/42	125	139
	FedEx Corp.	4.100%	4/15/43	75	86
	FedEx Corp.	5.100%	1/15/44	250	321
	FedEx Corp.	4.100%	2/1/45	125	143
	FedEx Corp.	4.750%	11/15/45	250	312
	FedEx Corp.	4.550%	4/1/46	225	272
	FedEx Corp.	4.400%	1/15/47	125	149
	FedEx Corp.	4.050%	2/15/48	200	230
	FedEx Corp.	4.950%	10/17/48	250	323
	FedEx Corp.	5.250%	5/15/50	250	339
	FedEx Corp.	4.500%	2/1/65	60	69

55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	487	482
	Flowserve Corp.	3.500%	9/15/22	250	257
	Flowserve Corp.	4.000%	11/15/23	50	53
	Flowserve Corp.	3.500%	10/1/30	90	95
	Fortive Corp.	3.150%	6/15/26	150	163
	Fortive Corp.	4.300%	6/15/46	100	119
	General Dynamics Corp.	3.375%	5/15/23	200	211
	General Dynamics Corp.	1.875%	8/15/23	300	309
	General Dynamics Corp.	2.375%	11/15/24	320	337
	General Dynamics Corp.	3.250%	4/1/25	150	163
	General Dynamics Corp.	3.500%	5/15/25	200	219
	General Dynamics Corp.	3.500%	4/1/27	100	111
	General Dynamics Corp.	2.625%	11/15/27	200	214
	General Dynamics Corp.	3.750%	5/15/28	200	227
	General Dynamics Corp.	3.625%	4/1/30	200	226
	General Dynamics Corp.	4.250%	4/1/40	150	183
	General Dynamics Corp.	3.600%	11/15/42	100	115
	General Dynamics Corp.	4.250%	4/1/50	140	179
	General Electric Co.	3.150%	9/7/22	91	94
	General Electric Co.	3.100%	1/9/23	574	597
	General Electric Co.	3.450%	5/15/24	100	107
	General Electric Co.	3.450%	5/1/27	200	220
	General Electric Co.	6.750%	3/15/32	705	978
	General Electric Co.	5.875%	1/14/38	560	763
	General Electric Co.	6.875%	1/10/39	338	507
	General Electric Co.	4.250%	5/1/40	300	351
	General Electric Co.	4.350%	5/1/50	600	726
[3,5]	GXO Logistics Inc.	2.650%	7/15/31	250	249
	Honeywell International Inc.	2.150%	8/8/22	100	102
	Honeywell International Inc.	0.483%	8/19/22	500	500
	Honeywell International Inc.	2.300%	8/15/24	425	446
	Honeywell International Inc.	1.350%	6/1/25	275	280
	Honeywell International Inc.	2.500%	11/1/26	50	53
	Honeywell International Inc.	2.700%	8/15/29	100	107
	Honeywell International Inc.	1.950%	6/1/30	1,000	1,016
	Honeywell International Inc.	5.700%	3/15/37	200	278
	Honeywell International Inc.	5.375%	3/1/41	150	209
	Honeywell International Inc.	2.800%	6/1/50	200	206
	Hubbell Inc.	3.350%	3/1/26	75	81
	Hubbell Inc.	3.150%	8/15/27	50	54
	Hubbell Inc.	3.500%	2/15/28	175	192
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	109
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	229
	IDEX Corp.	3.000%	5/1/30	75	79
	Illinois Tool Works Inc.	3.500%	3/1/24	200	214
	Illinois Tool Works Inc.	2.650%	11/15/26	300	322
	Illinois Tool Works Inc.	4.875%	9/15/41	75	100
	Illinois Tool Works Inc.	3.900%	9/1/42	250	299
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	103
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	223
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	145	160
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	141	143
	John Deere Capital Corp.	2.150%	9/8/22	400	409
	John Deere Capital Corp.	2.700%	1/6/23	100	104
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
John Deere Capital Corp.	2.800%	1/27/23	50	52
John Deere Capital Corp.	2.800%	3/6/23	100	104
John Deere Capital Corp.	3.450%	6/7/23	200	212
John Deere Capital Corp.	0.700%	7/5/23	100	101
John Deere Capital Corp.	3.650%	10/12/23	50	54
John Deere Capital Corp.	2.600%	3/7/24	75	79
John Deere Capital Corp.	2.650%	6/24/24	75	80
John Deere Capital Corp.	2.050%	1/9/25	350	366
John Deere Capital Corp.	3.450%	3/13/25	300	329
John Deere Capital Corp.	3.400%	9/11/25	75	83
John Deere Capital Corp.	0.700%	1/15/26	300	297
John Deere Capital Corp.	2.650%	6/10/26	100	108
John Deere Capital Corp.	1.050%	6/17/26	200	200
John Deere Capital Corp.	2.250%	9/14/26	125	132
John Deere Capital Corp.	2.800%	9/8/27	150	162
John Deere Capital Corp.	3.050%	1/6/28	100	110
John Deere Capital Corp.	3.450%	3/7/29	50	56
John Deere Capital Corp.	2.800%	7/18/29	150	162
John Deere Capital Corp.	2.450%	1/9/30	325	342
John Deere Capital Corp.	2.000%	6/17/31	100	101
Johnson Controls International plc	3.625%	7/2/24	126	135
Johnson Controls International plc	3.900%	2/14/26	37	41
Johnson Controls International plc	6.000%	1/15/36	39	55
Johnson Controls International plc	4.625%	7/2/44	175	217
Johnson Controls International plc	5.125%	9/14/45	14	19
Johnson Controls International plc	4.500%	2/15/47	100	125
Johnson Controls International plc	4.950%	7/2/64	72	97
Kansas City Southern	3.000%	5/15/23	250	259
Kansas City Southern	2.875%	11/15/29	100	105
Kansas City Southern	4.300%	5/15/43	75	86
Kansas City Southern	4.950%	8/15/45	125	160
Kansas City Southern	4.700%	5/1/48	225	280
Kansas City Southern	3.500%	5/1/50	100	106
Kennametal Inc.	4.625%	6/15/28	120	136
Keysight Technologies Inc.	4.550%	10/30/24	195	217
Keysight Technologies Inc.	4.600%	4/6/27	125	145
Keysight Technologies Inc.	3.000%	10/30/29	100	106
Kirby Corp.	4.200%	3/1/28	300	335
L3Harris Technologies Inc.	3.850%	6/15/23	600	638
L3Harris Technologies Inc.	3.950%	5/28/24	103	112
L3Harris Technologies Inc.	3.832%	4/27/25	200	219
L3Harris Technologies Inc.	3.850%	12/15/26	50	56
L3Harris Technologies Inc.	4.400%	6/15/28	175	203
L3Harris Technologies Inc.	4.854%	4/27/35	100	125
L3Harris Technologies Inc.	6.150%	12/15/40	100	144
L3Harris Technologies Inc.	5.054%	4/27/45	100	132
Legrand France SA	8.500%	2/15/25	68	86
Lennox International Inc.	3.000%	11/15/23	100	105
Lennox International Inc.	1.700%	8/1/27	50	50
Lockheed Martin Corp.	3.100%	1/15/23	100	104
Lockheed Martin Corp.	3.550%	1/15/26	380	420
Lockheed Martin Corp.	1.850%	6/15/30	179	180
Lockheed Martin Corp.	3.600%	3/1/35	150	172
Lockheed Martin Corp.	4.500%	5/15/36	100	126
Lockheed Martin Corp.	6.150%	9/1/36	300	431
Lockheed Martin Corp.	4.070%	12/15/42	270	328
Lockheed Martin Corp.	3.800%	3/1/45	100	117
Lockheed Martin Corp.	4.700%	5/15/46	275	364
Lockheed Martin Corp.	2.800%	6/15/50	175	176
Lockheed Martin Corp.	4.090%	9/15/52	331	414
Norfolk Southern Corp.	2.903%	2/15/23	48	50
Norfolk Southern Corp.	3.850%	1/15/24	75	80
Norfolk Southern Corp.	3.650%	8/1/25	50	55
Norfolk Southern Corp.	2.900%	6/15/26	310	334
Norfolk Southern Corp.	7.800%	5/15/27	60	81

56

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norfolk Southern Corp.	3.150%	6/1/27	125	136
Norfolk Southern Corp.	3.800%	8/1/28	113	128
Norfolk Southern Corp.	2.550%	11/1/29	200	210
Norfolk Southern Corp.	4.837%	10/1/41	113	145
Norfolk Southern Corp.	4.450%	6/15/45	75	92
Norfolk Southern Corp.	4.650%	1/15/46	75	94
Norfolk Southern Corp.	4.150%	2/28/48	25	29
Norfolk Southern Corp.	4.100%	5/15/49	73	86
Norfolk Southern Corp.	3.400%	11/1/49	75	80
Norfolk Southern Corp.	3.050%	5/15/50	350	351
Norfolk Southern Corp.	4.050%	8/15/52	239	282
Norfolk Southern Corp.	3.155%	5/15/55	438	443
Norfolk Southern Corp.	4.100%	5/15/21	100	109
Northrop Grumman Corp.	3.250%	8/1/23	150	159
Northrop Grumman Corp.	2.930%	1/15/25	275	293
Northrop Grumman Corp.	3.200%	2/1/27	150	163
Northrop Grumman Corp.	3.250%	1/15/28	100	109
Northrop Grumman Corp.	4.400%	5/1/30	290	343
Northrop Grumman Corp.	5.150%	5/1/40	100	131
Northrop Grumman Corp.	5.050%	11/15/40	150	196
Northrop Grumman Corp.	4.750%	6/1/43	275	354
Northrop Grumman Corp.	4.030%	10/15/47	380	451
Northrop Grumman Corp.	5.250%	5/1/50	310	436
Nvent Finance Sarl	3.950%	4/15/23	200	209
Nvent Finance Sarl	4.550%	4/15/28	100	110
Oshkosh Corp.	4.600%	5/15/28	185	214
Oshkosh Corp.	3.100%	3/1/30	60	64
Otis Worldwide Corp.	2.293%	4/5/27	200	208
Otis Worldwide Corp.	2.565%	2/15/30	300	311
Otis Worldwide Corp.	3.112%	2/15/40	400	414
Otis Worldwide Corp.	3.362%	2/15/50	150	158
PACCAR Financial Corp.	2.300%	8/10/22	50	51
PACCAR Financial Corp.	2.000%	9/26/22	50	51
PACCAR Financial Corp.	3.400%	8/9/23	100	106
PACCAR Financial Corp.	0.350%	8/11/23	500	500
PACCAR Financial Corp.	2.150%	8/15/24	75	78
PACCAR Financial Corp.	1.800%	2/6/25	60	62
Parker-Hannifin Corp.	3.500%	9/15/22	175	181
Parker-Hannifin Corp.	2.700%	6/14/24	110	116
Parker-Hannifin Corp.	3.300%	11/21/24	290	312
Parker-Hannifin Corp.	3.250%	3/1/27	125	137
Parker-Hannifin Corp.	3.250%	6/14/29	75	82
Parker-Hannifin Corp.	6.250%	5/15/38	150	213
Parker-Hannifin Corp.	4.450%	11/21/44	200	247
Parker-Hannifin Corp.	4.000%	6/14/49	185	220
Precision Castparts Corp.	2.500%	1/15/23	200	206
Precision Castparts Corp.	3.250%	6/15/25	175	190
Precision Castparts Corp.	4.375%	6/15/45	200	243
Quanta Services Inc.	2.900%	10/1/30	400	415
Raytheon Technologies Corp.	2.500%	12/15/22	275	282
Raytheon Technologies Corp.	3.200%	3/15/24	175	186
Raytheon Technologies Corp.	3.950%	8/16/25	400	445
Raytheon Technologies Corp.	3.500%	3/15/27	300	331
Raytheon Technologies Corp.	3.125%	5/4/27	225	245
Raytheon Technologies Corp.	7.200%	8/15/27	25	33
Raytheon Technologies Corp.	4.125%	11/16/28	750	864
Raytheon Technologies Corp.	7.500%	9/15/29	125	175
Raytheon Technologies Corp.	2.250%	7/1/30	300	305
Raytheon Technologies Corp.	5.400%	5/1/35	150	197
Raytheon Technologies Corp.	6.050%	6/1/36	100	140
Raytheon Technologies Corp.	6.125%	7/15/38	100	143
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	175	212
	Raytheon Technologies Corp.	5.700%	4/15/40	100	139
	Raytheon Technologies Corp.	4.700%	12/15/41	50	63
	Raytheon Technologies Corp.	4.500%	6/1/42	675	840
	Raytheon Technologies Corp.	4.800%	12/15/43	65	82
	Raytheon Technologies Corp.	4.150%	5/15/45	200	237
	Raytheon Technologies Corp.	3.750%	11/1/46	200	226
	Raytheon Technologies Corp.	4.350%	4/15/47	250	306
	Raytheon Technologies Corp.	4.050%	5/4/47	300	353
	Raytheon Technologies Corp.	4.625%	11/16/48	350	449
	Raytheon Technologies Corp.	3.125%	7/1/50	300	308
	Republic Services Inc.	2.500%	8/15/24	200	210
	Republic Services Inc.	0.875%	11/15/25	500	496
	Republic Services Inc.	1.450%	2/15/31	500	469
	Republic Services Inc.	6.200%	3/1/40	175	251
	Republic Services Inc.	5.700%	5/15/41	100	138
	Rockwell Automation Inc.	3.500%	3/1/29	100	112
	Rockwell Automation Inc.	4.200%	3/1/49	125	156
	Ryder System Inc.	3.400%	3/1/23	75	78
	Ryder System Inc.	3.750%	6/9/23	225	238
	Ryder System Inc.	3.650%	3/18/24	150	161
	Ryder System Inc.	2.500%	9/1/24	50	52
	Ryder System Inc.	4.625%	6/1/25	193	218
	Ryder System Inc.	2.900%	12/1/26	100	107
	Snap-on Inc.	3.250%	3/1/27	50	54
	Snap-on Inc.	4.100%	3/1/48	75	92
	Snap-on Inc.	3.100%	5/1/50	75	79
	Southwest Airlines Co.	4.750%	5/4/23	250	268
	Southwest Airlines Co.	5.250%	5/4/25	1,000	1,142
	Southwest Airlines Co.	3.000%	11/15/26	100	107
	Southwest Airlines Co.	5.125%	6/15/27	475	559
	Southwest Airlines Co.	3.450%	11/16/27	50	54
	Southwest Airlines Co.	2.625%	2/10/30	100	103
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	11	11
[2]	Spirit Airlines Series 2015-1A Pass Through Trust	4.100%	10/1/29	17	18
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	110
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	117
	Stanley Black & Decker Inc.	2.300%	3/15/30	375	389
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	99
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	135
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	426
	Teledyne Technologies Inc.	0.950%	4/1/24	300	300
	Teledyne Technologies Inc.	2.750%	4/1/31	300	308
	Textron Inc.	4.000%	3/15/26	200	223
	Textron Inc.	3.650%	3/15/27	250	277
	Textron Inc.	3.900%	9/17/29	225	252
	Timken Co.	3.875%	9/1/24	100	107
	Timken Co.	4.500%	12/15/28	25	28
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	125	134
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	181

57

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	405
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	82
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	254
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	94
	Trimble Inc.	4.150%	6/15/23	50	53
	Trimble Inc.	4.750%	12/1/24	93	103
	Trimble Inc.	4.900%	6/15/28	50	59
	Tyco Electronics Group SA	3.450%	8/1/24	125	134
	Tyco Electronics Group SA	3.125%	8/15/27	200	216
	Tyco Electronics Group SA	7.125%	10/1/37	125	191
	Union Pacific Corp.	4.163%	7/15/22	534	550
	Union Pacific Corp.	2.950%	1/15/23	25	26
	Union Pacific Corp.	3.500%	6/8/23	150	159
	Union Pacific Corp.	3.646%	2/15/24	50	54
	Union Pacific Corp.	3.150%	3/1/24	100	107
	Union Pacific Corp.	3.250%	1/15/25	206	222
	Union Pacific Corp.	3.750%	7/15/25	560	622
	Union Pacific Corp.	2.750%	3/1/26	75	80
	Union Pacific Corp.	2.400%	2/5/30	200	206
	Union Pacific Corp.	3.375%	2/1/35	100	110
[5]	Union Pacific Corp.	2.891%	4/6/36	500	520
	Union Pacific Corp.	3.600%	9/15/37	290	325
	Union Pacific Corp.	3.250%	2/5/50	200	211
	Union Pacific Corp.	3.799%	10/1/51	560	640
	Union Pacific Corp.	3.875%	2/1/55	100	113
	Union Pacific Corp.	3.950%	8/15/59	100	116
	Union Pacific Corp.	3.839%	3/20/60	386	438
	Union Pacific Corp.	2.973%	9/16/62	325	312
[5]	Union Pacific Corp.	3.799%	4/6/71	535	593
[2]	United Airlines	5.875%	4/15/29	657	730
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	51	54
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	67	70
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	62
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	41	41
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	41	41
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	133	139
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	326	344
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	61	62
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	168	185
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	96	96
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	194	206
	United Parcel Service Inc.	2.450%	10/1/22	175	180
	United Parcel Service Inc.	2.500%	4/1/23	200	207
	United Parcel Service Inc.	2.800%	11/15/24	186	199
	United Parcel Service Inc.	3.900%	4/1/25	300	332
	United Parcel Service Inc.	2.400%	11/15/26	150	160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	3.400%	3/15/29	100	112
	United Parcel Service Inc.	2.500%	9/1/29	100	106
	United Parcel Service Inc.	6.200%	1/15/38	173	255
	United Parcel Service Inc.	5.200%	4/1/40	255	347
	United Parcel Service Inc.	4.875%	11/15/40	75	99
	United Parcel Service Inc.	3.625%	10/1/42	100	115
	United Parcel Service Inc.	3.400%	11/15/46	110	122
	United Parcel Service Inc.	4.250%	3/15/49	125	158
	United Parcel Service Inc.	3.400%	9/1/49	200	224
	United Parcel Service Inc.	5.300%	4/1/50	300	439
	Valmont Industries Inc.	5.000%	10/1/44	150	181
	Valmont Industries Inc.	5.250%	10/1/54	75	93
	Waste Connections Inc.	4.250%	12/1/28	100	116
	Waste Connections Inc.	3.500%	5/1/29	200	220
	Waste Connections Inc.	2.600%	2/1/30	139	144
	Waste Connections Inc.	3.050%	4/1/50	75	76
	Waste Management Inc.	2.900%	9/15/22	100	102
	Waste Management Inc.	2.400%	5/15/23	225	233
	Waste Management Inc.	0.750%	11/15/25	500	496
	Waste Management Inc.	3.150%	11/15/27	125	137
	Waste Management Inc.	1.500%	3/15/31	200	189
	Waste Management Inc.	2.950%	6/1/41	200	206
	Waste Management Inc.	2.500%	11/15/50	200	187
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	298
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	384
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	203
	WW Grainger Inc.	1.850%	2/15/25	75	78
	WW Grainger Inc.	4.600%	6/15/45	200	258
	WW Grainger Inc.	3.750%	5/15/46	75	86
	WW Grainger Inc.	4.200%	5/15/47	75	92
	Xylem Inc.	3.250%	11/1/26	100	109
	Xylem Inc.	1.950%	1/30/28	100	101
	Xylem Inc.	2.250%	1/30/31	100	101
	Xylem Inc.	4.375%	11/1/46	100	119
					112,622
Materials (0.9%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	500	538
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	204
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	202
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	200
	Albemarle Corp.	4.150%	12/1/24	132	145
	Albemarle Corp.	5.450%	12/1/44	75	95
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	53
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	128
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	204
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	208
	Avery Dennison Corp.	4.875%	12/6/28	75	89
	Avery Dennison Corp.	2.650%	4/30/30	200	206
	Barrick Gold Corp.	6.450%	10/15/35	75	103
	Barrick North America Finance LLC	5.700%	5/30/41	450	619
	Barrick North America Finance LLC	5.750%	5/1/43	150	211
[5]	Berry Global Inc.	0.950%	2/15/24	200	200
[5]	Berry Global Inc.	1.570%	1/15/26	400	401
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	181
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	781
	Cabot Corp.	4.000%	7/1/29	55	59
	Carlisle Cos. Inc.	3.750%	11/15/22	75	78
	Carlisle Cos. Inc.	3.500%	12/1/24	50	54

58

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Carlisle Cos. Inc.	3.750%	12/1/27	125	139
Carlisle Cos. Inc.	2.750%	3/1/30	150	156
Celanese U.S. Holdings LLC	3.500%	5/8/24	100	107
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	323
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	239
Dow Chemical Co.	4.550%	11/30/25	150	171
Dow Chemical Co.	4.800%	11/30/28	225	270
Dow Chemical Co.	2.100%	11/15/30	400	396
Dow Chemical Co.	4.250%	10/1/34	150	173
Dow Chemical Co.	9.400%	5/15/39	350	616
Dow Chemical Co.	5.250%	11/15/41	100	130
Dow Chemical Co.	4.625%	10/1/44	200	244
Dow Chemical Co.	5.550%	11/30/48	100	140
Dow Chemical Co.	3.600%	11/15/50	500	539
DuPont de Nemours Inc.	4.205%	11/15/23	475	514
DuPont de Nemours Inc.	4.493%	11/15/25	350	398
DuPont de Nemours Inc.	4.725%	11/15/28	425	507
DuPont de Nemours Inc.	5.319%	11/15/38	300	396
DuPont de Nemours Inc.	5.419%	11/15/48	475	660
Eastman Chemical Co.	3.800%	3/15/25	200	218
Eastman Chemical Co.	4.800%	9/1/42	225	276
Eastman Chemical Co.	4.650%	10/15/44	150	182
Ecolab Inc.	2.375%	8/10/22	300	306
Ecolab Inc.	2.700%	11/1/26	200	214
Ecolab Inc.	3.250%	12/1/27	100	110
Ecolab Inc.	4.800%	3/24/30	300	368
Ecolab Inc.	1.300%	1/30/31	500	473
Ecolab Inc.	3.950%	12/1/47	100	121
EI du Pont de Nemours and Co.	1.700%	7/15/25	100	103
EI du Pont de Nemours and Co.	2.300%	7/15/30	100	103
Fibria Overseas Finance Ltd.	5.250%	5/12/24	200	224
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	162
FMC Corp.	4.100%	2/1/24	250	268
FMC Corp.	3.200%	10/1/26	50	54
FMC Corp.	3.450%	10/1/29	100	109
FMC Corp.	4.500%	10/1/49	100	121
Georgia-Pacific LLC	8.000%	1/15/24	250	296
Georgia-Pacific LLC	7.375%	12/1/25	100	127
Georgia-Pacific LLC	8.875%	5/15/31	250	395
Huntsman International LLC	2.950%	6/15/31	100	102
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	58
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	106
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	130
International Paper Co.	3.800%	1/15/26	28	31
International Paper Co.	5.000%	9/15/35	100	126
International Paper Co.	7.300%	11/15/39	100	156
International Paper Co.	4.800%	6/15/44	200	255
International Paper Co.	5.150%	5/15/46	200	268
International Paper Co.	4.350%	8/15/48	200	249
Kinross Gold Corp.	5.950%	3/15/24	75	84
Kinross Gold Corp.	4.500%	7/15/27	25	29
Linde Inc.	2.650%	2/5/25	147	156
Linde Inc.	3.550%	11/7/42	50	58
LYB International Finance BV	5.250%	7/15/43	200	259
LYB International Finance II BV	3.500%	3/2/27	200	218
LYB International Finance III LLC	1.250%	10/1/25	500	499
LYB International Finance III LLC	3.375%	5/1/30	100	109
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	3.375%	10/1/40	200	207
	LYB International Finance III LLC	4.200%	10/15/49	135	155
	LYB International Finance III LLC	3.625%	4/1/51	400	424
	LyondellBasell Industries NV	5.750%	4/15/24	175	196
	LyondellBasell Industries NV	4.625%	2/26/55	425	517
	Martin Marietta Materials Inc.	0.650%	7/15/23	50	50
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	109
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	55
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	110
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	102
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	151
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	204
	Martin Marietta Materials Inc.	3.200%	7/15/51	220	220
	Mosaic Co.	3.250%	11/15/22	225	233
	Mosaic Co.	4.250%	11/15/23	175	188
	Mosaic Co.	4.050%	11/15/27	200	224
	Mosaic Co.	5.450%	11/15/33	100	126
	Mosaic Co.	4.875%	11/15/41	50	59
	Mosaic Co.	5.625%	11/15/43	100	131
	Newmont Corp.	2.800%	10/1/29	150	157
	Newmont Corp.	2.250%	10/1/30	200	200
	Newmont Corp.	5.875%	4/1/35	100	135
	Newmont Corp.	6.250%	10/1/39	225	325
	Newmont Corp.	5.450%	6/9/44	200	273
	Nucor Corp.	4.125%	9/15/22	100	104
	Nucor Corp.	2.000%	6/1/25	100	103
	Nucor Corp.	3.950%	5/1/28	100	114
	Nucor Corp.	2.700%	6/1/30	100	104
[5]	Nucor Corp.	2.979%	12/15/55	300	290
	Nutrien Ltd.	3.500%	6/1/23	299	313
	Nutrien Ltd.	3.375%	3/15/25	250	270
	Nutrien Ltd.	3.000%	4/1/25	250	266
	Nutrien Ltd.	4.000%	12/15/26	50	56
	Nutrien Ltd.	2.950%	5/13/30	175	185
	Nutrien Ltd.	4.125%	3/15/35	250	286
	Nutrien Ltd.	5.625%	12/1/40	275	375
	Nutrien Ltd.	6.125%	1/15/41	25	36
	Nutrien Ltd.	4.900%	6/1/43	50	63
	Nutrien Ltd.	5.250%	1/15/45	200	266
	Nutrien Ltd.	5.000%	4/1/49	100	132
	Owens Corning	3.400%	8/15/26	200	217
	Owens Corning	3.950%	8/15/29	100	113
	Owens Corning	3.875%	6/1/30	50	56
	Owens Corning	4.300%	7/15/47	200	233
	Owens Corning	4.400%	1/30/48	75	89
	Packaging Corp. of America	4.500%	11/1/23	350	378
	Packaging Corp. of America	3.400%	12/15/27	100	110
	Packaging Corp. of America	3.000%	12/15/29	140	149
	Packaging Corp. of America	4.050%	12/15/49	90	106
	PPG Industries Inc.	2.400%	8/15/24	200	209
	PPG Industries Inc.	2.550%	6/15/30	300	312
	Praxair Inc.	1.100%	8/10/30	500	470
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	106
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	200

59

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	197
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	317
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	317	351
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	102
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	171
Rio Tinto Finance USA plc	4.750%	3/22/42	150	196
Rio Tinto Finance USA plc	4.125%	8/21/42	250	305
Rohm and Haas Co.	7.850%	7/15/29	250	346
RPM International Inc.	3.450%	11/15/22	100	103
RPM International Inc.	3.750%	3/15/27	50	55
RPM International Inc.	4.250%	1/15/48	200	220
Sherwin-Williams Co.	2.750%	6/1/22	12	12
Sherwin-Williams Co.	3.125%	6/1/24	325	347
Sherwin-Williams Co.	3.450%	8/1/25	225	245
Sherwin-Williams Co.	3.950%	1/15/26	200	222
Sherwin-Williams Co.	3.450%	6/1/27	100	110
Sherwin-Williams Co.	2.950%	8/15/29	200	215
Sherwin-Williams Co.	2.300%	5/15/30	100	101
Sherwin-Williams Co.	4.000%	12/15/42	100	115
Sherwin-Williams Co.	4.550%	8/1/45	90	111
Sherwin-Williams Co.	4.500%	6/1/47	450	564
Sherwin-Williams Co.	3.800%	8/15/49	100	115
Sherwin-Williams Co.	3.300%	5/15/50	100	106
Sonoco Products Co.	3.125%	5/1/30	105	112
Southern Copper Corp.	3.500%	11/8/22	400	415
Southern Copper Corp.	3.875%	4/23/25	50	54
Southern Copper Corp.	7.500%	7/27/35	100	145
Southern Copper Corp.	6.750%	4/16/40	325	464
Southern Copper Corp.	5.875%	4/23/45	500	699
Steel Dynamics Inc.	2.400%	6/15/25	100	105
Steel Dynamics Inc.	3.450%	4/15/30	125	136
Steel Dynamics Inc.	3.250%	1/15/31	100	107
Steel Dynamics Inc.	3.250%	10/15/50	200	200
Suzano Austria GmbH	6.000%	1/15/29	400	476
Suzano Austria GmbH	5.000%	1/15/30	200	226
Suzano Austria GmbH	3.750%	1/15/31	200	209
Suzano Austria GmbH	3.125%	1/15/32	225	223
Teck Resources Ltd.	3.900%	7/15/30	100	108
Teck Resources Ltd.	6.125%	10/1/35	150	194
Teck Resources Ltd.	6.000%	8/15/40	50	64
Teck Resources Ltd.	6.250%	7/15/41	325	427
Vale Overseas Ltd.	6.250%	8/10/26	300	361
Vale Overseas Ltd.	3.750%	7/8/30	100	106
Vale Overseas Ltd.	8.250%	1/17/34	50	73
Vale Overseas Ltd.	6.875%	11/21/36	410	562
Vale Overseas Ltd.	6.875%	11/10/39	450	628
Vale SA	5.625%	9/11/42	75	94
Vulcan Materials Co.	4.500%	4/1/25	200	223
Vulcan Materials Co.	3.500%	6/1/30	150	165
Vulcan Materials Co.	4.500%	6/15/47	125	152
Westlake Chemical Corp.	3.600%	8/15/26	300	327
Westlake Chemical Corp.	3.375%	6/15/30	100	108
Westlake Chemical Corp.	5.000%	8/15/46	200	253
WestRock MWV LLC	7.950%	2/15/31	250	357
WRKCo Inc.	3.000%	9/15/24	250	265
WRKCo Inc.	4.650%	3/15/26	100	115
WRKCo Inc.	3.375%	9/15/27	250	273
WRKCo Inc.	4.900%	3/15/29	200	240
WRKCo Inc.	3.000%	6/15/33	100	105
				41,885
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	277
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	56
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	57
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	117
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	209
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	149
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	152
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	165
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	473
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	64
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	144
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	491
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	79
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	109
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	54
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	82
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	72
American Homes 4 Rent LP	4.900%	2/15/29	100	117
American Homes 4 Rent LP	2.375%	7/15/31	200	197
American Homes 4 Rent LP	3.375%	7/15/51	200	196
American Tower Corp.	3.500%	1/31/23	200	210
American Tower Corp.	5.000%	2/15/24	100	111
American Tower Corp.	3.375%	5/15/24	200	214
American Tower Corp.	2.950%	1/15/25	100	106
American Tower Corp.	4.000%	6/1/25	138	152
American Tower Corp.	1.600%	4/15/26	200	202
American Tower Corp.	3.375%	10/15/26	200	218
American Tower Corp.	2.750%	1/15/27	500	529
American Tower Corp.	3.125%	1/15/27	125	134
American Tower Corp.	1.500%	1/31/28	500	487
American Tower Corp.	3.950%	3/15/29	140	157
American Tower Corp.	3.800%	8/15/29	475	530
American Tower Corp.	2.900%	1/15/30	145	152
American Tower Corp.	2.100%	6/15/30	150	148
American Tower Corp.	2.700%	4/15/31	200	207
American Tower Corp.	3.700%	10/15/49	200	217
American Tower Corp.	3.100%	6/15/50	150	147
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	432
AvalonBay Communities Inc.	3.450%	6/1/25	100	109
AvalonBay Communities Inc.	2.950%	5/11/26	150	162
AvalonBay Communities Inc.	2.900%	10/15/26	50	54
AvalonBay Communities Inc.	3.350%	5/15/27	75	82
AvalonBay Communities Inc.	3.200%	1/15/28	75	81
AvalonBay Communities Inc.	3.300%	6/1/29	100	109
AvalonBay Communities Inc.	3.900%	10/15/46	50	58
AvalonBay Communities Inc.	4.350%	4/15/48	60	75

60

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	3.850%	2/1/23	225	235
Boston Properties LP	3.125%	9/1/23	275	288
Boston Properties LP	3.200%	1/15/25	111	119
Boston Properties LP	3.650%	2/1/26	100	110
Boston Properties LP	2.750%	10/1/26	50	53
Boston Properties LP	3.400%	6/21/29	400	435
Boston Properties LP	2.900%	3/15/30	400	417
Brandywine Operating Partnership LP	3.950%	2/15/23	700	731
Brandywine Operating Partnership LP	3.950%	11/15/27	100	109
Brixmor Operating Partnership LP	3.650%	6/15/24	50	54
Brixmor Operating Partnership LP	3.850%	2/1/25	125	136
Brixmor Operating Partnership LP	4.125%	6/15/26	200	223
Brixmor Operating Partnership LP	3.900%	3/15/27	75	82
Brixmor Operating Partnership LP	4.125%	5/15/29	533	598
Brixmor Operating Partnership LP	4.050%	7/1/30	250	280
Camden Property Trust	4.100%	10/15/28	60	69
Camden Property Trust	3.150%	7/1/29	50	54
Camden Property Trust	2.800%	5/15/30	765	811
Camden Property Trust	3.350%	11/1/49	120	131
CBRE Services Inc.	4.875%	3/1/26	125	145
CBRE Services Inc.	2.500%	4/1/31	200	203
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	265
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	243	262
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	26
Crown Castle International Corp.	3.150%	7/15/23	150	158
Crown Castle International Corp.	3.200%	9/1/24	250	267
Crown Castle International Corp.	1.350%	7/15/25	100	101
Crown Castle International Corp.	4.450%	2/15/26	250	282
Crown Castle International Corp.	3.700%	6/15/26	175	193
Crown Castle International Corp.	3.650%	9/1/27	325	358
Crown Castle International Corp.	3.800%	2/15/28	425	472
Crown Castle International Corp.	3.100%	11/15/29	100	106
Crown Castle International Corp.	3.300%	7/1/30	115	124
Crown Castle International Corp.	2.250%	1/15/31	200	197
Crown Castle International Corp.	2.500%	7/15/31	200	201
Crown Castle International Corp.	2.900%	4/1/41	500	486
Crown Castle International Corp.	4.750%	5/15/47	95	116
Crown Castle International Corp.	5.200%	2/15/49	75	97
Crown Castle International Corp.	4.150%	7/1/50	100	114
Crown Castle International Corp.	3.250%	1/15/51	200	199
CubeSmart LP	4.375%	12/15/23	100	108
CubeSmart LP	4.000%	11/15/25	50	55
CubeSmart LP	3.125%	9/1/26	100	107
CubeSmart LP	4.375%	2/15/29	50	57
CubeSmart LP	2.000%	2/15/31	75	73
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	127
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	293
Digital Realty Trust LP	4.450%	7/15/28	370	429
Digital Realty Trust LP	3.600%	7/1/29	175	195
Duke Realty LP	3.250%	6/30/26	175	190
Duke Realty LP	3.375%	12/15/27	160	176
Duke Realty LP	4.000%	9/15/28	50	57
Duke Realty LP	2.875%	11/15/29	70	74
Duke Realty LP	1.750%	7/1/30	200	193
Equinix Inc.	2.625%	11/18/24	200	211
Equinix Inc.	1.250%	7/15/25	100	100
Equinix Inc.	1.000%	9/15/25	500	496
Equinix Inc.	1.450%	5/15/26	200	201
Equinix Inc.	2.900%	11/18/26	100	107
Equinix Inc.	1.800%	7/15/27	100	101
Equinix Inc.	1.550%	3/15/28	500	491
Equinix Inc.	3.200%	11/18/29	250	269
Equinix Inc.	2.150%	7/15/30	250	248
Equinix Inc.	2.500%	5/15/31	200	204
Equinix Inc.	3.000%	7/15/50	100	96
ERP Operating LP	3.000%	4/15/23	125	130
ERP Operating LP	3.375%	6/1/25	125	135
ERP Operating LP	2.850%	11/1/26	50	54
ERP Operating LP	3.500%	3/1/28	100	111
ERP Operating LP	4.150%	12/1/28	70	80
ERP Operating LP	3.000%	7/1/29	75	81
ERP Operating LP	2.500%	2/15/30	150	155
ERP Operating LP	4.500%	7/1/44	150	189
ERP Operating LP	4.500%	6/1/45	25	31
ERP Operating LP	4.000%	8/1/47	100	118
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	54
Essex Portfolio LP	3.500%	4/1/25	166	180
Essex Portfolio LP	3.375%	4/15/26	345	375
Essex Portfolio LP	3.625%	5/1/27	100	110
Essex Portfolio LP	4.000%	3/1/29	100	113
Essex Portfolio LP	3.000%	1/15/30	110	116
Essex Portfolio LP	2.650%	3/15/32	105	107
Essex Portfolio LP	4.500%	3/15/48	120	146
Federal Realty Investment Trust	2.750%	6/1/23	25	26
Federal Realty Investment Trust	3.250%	7/15/27	50	54
Federal Realty Investment Trust	3.200%	6/15/29	25	27
Federal Realty Investment Trust	4.500%	12/1/44	150	178
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	109
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	79
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	225
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	201
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	30
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	321
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	189
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	216
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	110
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	143
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	112
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	106

61

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	484
Healthpeak Properties Inc.	3.400%	2/1/25	81	87
Healthpeak Properties Inc.	3.250%	7/15/26	25	27
Healthpeak Properties Inc.	3.500%	7/15/29	125	138
Healthpeak Properties Inc.	3.000%	1/15/30	800	849
Healthpeak Properties Inc.	6.750%	2/1/41	100	149
Highwoods Realty LP	4.125%	3/15/28	75	84
Highwoods Realty LP	4.200%	4/15/29	50	56
Highwoods Realty LP	2.600%	2/1/31	250	252
Host Hotels & Resorts LP	3.750%	10/15/23	261	275
Host Hotels & Resorts LP	3.875%	4/1/24	75	80
Host Hotels & Resorts LP	3.375%	12/15/29	100	105
Hudson Pacific Properties LP	3.950%	11/1/27	100	110
Hudson Pacific Properties LP	4.650%	4/1/29	25	29
Hudson Pacific Properties LP	3.250%	1/15/30	60	63
Kilroy Realty LP	3.800%	1/15/23	250	260
Kilroy Realty LP	3.450%	12/15/24	50	53
Kilroy Realty LP	4.750%	12/15/28	50	58
Kilroy Realty LP	4.250%	8/15/29	104	117
Kilroy Realty LP	3.050%	2/15/30	200	209
Kimco Realty Corp.	3.400%	11/1/22	150	155
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	3.300%	2/1/25	58	63
Kimco Realty Corp.	2.800%	10/1/26	125	133
Kimco Realty Corp.	3.800%	4/1/27	75	83
Kimco Realty Corp.	1.900%	3/1/28	500	500
Kimco Realty Corp.	2.700%	10/1/30	100	103
Kimco Realty Corp.	4.125%	12/1/46	50	57
Kimco Realty Corp.	4.450%	9/1/47	50	60
Kite Realty Group LP	4.000%	10/1/26	200	216
Life Storage LP	3.500%	7/1/26	125	137
Life Storage LP	3.875%	12/15/27	150	168
Life Storage LP	4.000%	6/15/29	25	28
Mid-America Apartments LP	4.300%	10/15/23	150	161
Mid-America Apartments LP	3.750%	6/15/24	50	54
Mid-America Apartments LP	3.600%	6/1/27	250	279
Mid-America Apartments LP	2.750%	3/15/30	150	157
Mid-America Apartments LP	1.700%	2/15/31	150	142
National Retail Properties Inc.	3.500%	10/15/27	350	379
National Retail Properties Inc.	4.300%	10/15/28	25	28
National Retail Properties Inc.	2.500%	4/15/30	75	76
National Retail Properties Inc.	4.800%	10/15/48	50	62
National Retail Properties Inc.	3.100%	4/15/50	50	49
Office Properties Income Trust	4.000%	7/15/22	100	103
Office Properties Income Trust	4.250%	5/15/24	100	107
Office Properties Income Trust	4.500%	2/1/25	50	54
Omega Healthcare Investors Inc.	4.375%	8/1/23	217	231
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	109
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	109
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	114
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	335
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	79
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	267
Omega Healthcare Investors Inc.	3.375%	2/1/31	500	514
Physicians Realty LP	4.300%	3/15/27	100	113
Physicians Realty LP	3.950%	1/15/28	100	110
Piedmont Operating Partnership LP	3.400%	6/1/23	75	78
Prologis LP	2.125%	4/15/27	105	109
Prologis LP	3.875%	9/15/28	100	114
Prologis LP	4.375%	2/1/29	200	235
Prologis LP	2.250%	4/15/30	155	158
Prologis LP	1.250%	10/15/30	350	330
Prologis LP	4.375%	9/15/48	75	95
Prologis LP	3.000%	4/15/50	140	144
Public Storage	2.370%	9/15/22	55	56
Public Storage	3.094%	9/15/27	100	110
Public Storage	3.385%	5/1/29	100	111
Realty Income Corp.	4.650%	8/1/23	250	269
Realty Income Corp.	3.875%	7/15/24	50	54
Realty Income Corp.	3.875%	4/15/25	225	248
Realty Income Corp.	4.125%	10/15/26	125	142
Realty Income Corp.	3.000%	1/15/27	150	162
Realty Income Corp.	3.650%	1/15/28	190	212
Realty Income Corp.	3.250%	6/15/29	150	163
Realty Income Corp.	3.250%	1/15/31	50	55
Realty Income Corp.	1.800%	3/15/33	500	477
Realty Income Corp.	4.650%	3/15/47	175	227
Regency Centers LP	3.600%	2/1/27	25	28
Regency Centers LP	4.125%	3/15/28	75	84
Regency Centers LP	2.950%	9/15/29	100	105
Regency Centers LP	4.400%	2/1/47	200	232
Regency Centers LP	4.650%	3/15/49	75	91
Sabra Health Care LP	4.800%	6/1/24	55	60
Sabra Health Care LP	5.125%	8/15/26	25	28
Sabra Health Care LP	3.900%	10/15/29	150	158
Simon Property Group LP	2.750%	2/1/23	25	26
Simon Property Group LP	2.750%	6/1/23	100	104
Simon Property Group LP	3.750%	2/1/24	150	161
Simon Property Group LP	2.000%	9/13/24	145	150
Simon Property Group LP	3.500%	9/1/25	300	329
Simon Property Group LP	3.300%	1/15/26	195	212
Simon Property Group LP	3.250%	11/30/26	75	82
Simon Property Group LP	3.375%	6/15/27	160	174
Simon Property Group LP	3.375%	12/1/27	100	109
Simon Property Group LP	1.750%	2/1/28	250	249
Simon Property Group LP	2.450%	9/13/29	145	149
Simon Property Group LP	2.650%	7/15/30	200	208
Simon Property Group LP	2.200%	2/1/31	250	247
Simon Property Group LP	6.750%	2/1/40	125	187
Simon Property Group LP	4.750%	3/15/42	100	124
Simon Property Group LP	4.250%	11/30/46	100	117
Simon Property Group LP	3.250%	9/13/49	200	203
Simon Property Group LP	3.800%	7/15/50	200	221
SITE Centers Corp.	3.900%	8/15/24	100	105
SITE Centers Corp.	3.625%	2/1/25	200	211
SITE Centers Corp.	4.250%	2/1/26	70	76
SITE Centers Corp.	4.700%	6/1/27	75	83
SL Green Operating Partnership LP	3.250%	10/15/22	100	103
Spirit Realty LP	3.200%	1/15/27	80	85
Spirit Realty LP	2.100%	3/15/28	300	299
Spirit Realty LP	4.000%	7/15/29	60	67
Spirit Realty LP	3.400%	1/15/30	80	85
STORE Capital Corp.	4.500%	3/15/28	75	85
STORE Capital Corp.	4.625%	3/15/29	100	114
Tanger Properties LP	3.125%	9/1/26	175	183
Tanger Properties LP	3.875%	7/15/27	50	54
UDR Inc.	2.950%	9/1/26	150	160
UDR Inc.	3.500%	7/1/27	150	164
UDR Inc.	3.500%	1/15/28	250	274
UDR Inc.	3.200%	1/15/30	60	65

62

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
UDR Inc.	3.000%	8/15/31	65	68
UDR Inc.	1.900%	3/15/33	200	187
UDR Inc.	3.100%	11/1/34	65	68
Ventas Realty LP	3.125%	6/15/23	175	182
Ventas Realty LP	3.500%	4/15/24	75	80
Ventas Realty LP	3.750%	5/1/24	200	215
Ventas Realty LP	2.650%	1/15/25	75	79
Ventas Realty LP	4.125%	1/15/26	75	84
Ventas Realty LP	3.250%	10/15/26	75	82
Ventas Realty LP	3.850%	4/1/27	50	56
Ventas Realty LP	4.000%	3/1/28	125	141
Ventas Realty LP	3.000%	1/15/30	100	105
Ventas Realty LP	4.750%	11/15/30	580	691
Ventas Realty LP	5.700%	9/30/43	75	99
Ventas Realty LP	4.375%	2/1/45	60	68
Ventas Realty LP	4.875%	4/15/49	80	99
VEREIT Operating Partnership LP	4.600%	2/6/24	75	82
VEREIT Operating Partnership LP	4.625%	11/1/25	75	85
VEREIT Operating Partnership LP	3.950%	8/15/27	450	507
VEREIT Operating Partnership LP	3.100%	12/15/29	150	161
Vornado Realty LP	3.500%	1/15/25	100	106
Washington REIT	3.950%	10/15/22	75	78
Weingarten Realty Investors	3.375%	10/15/22	50	51
Weingarten Realty Investors	3.500%	4/15/23	100	104
Welltower Inc.	3.625%	3/15/24	195	209
Welltower Inc.	4.000%	6/1/25	380	419
Welltower Inc.	4.250%	4/1/26	150	169
Welltower Inc.	2.700%	2/15/27	300	318
Welltower Inc.	4.250%	4/15/28	125	143
Welltower Inc.	4.125%	3/15/29	250	284
Welltower Inc.	2.750%	1/15/31	250	258
Welltower Inc.	6.500%	3/15/41	25	36
Welltower Inc.	4.950%	9/1/48	75	96
Weyerhaeuser Co.	8.500%	1/15/25	50	62
Weyerhaeuser Co.	4.000%	11/15/29	150	171
Weyerhaeuser Co.	4.000%	4/15/30	200	228
Weyerhaeuser Co.	7.375%	3/15/32	100	144
Weyerhaeuser Co.	6.875%	12/15/33	50	69
WP Carey Inc.	4.600%	4/1/24	125	137
WP Carey Inc.	4.000%	2/1/25	50	55
WP Carey Inc.	4.250%	10/1/26	75	84
WP Carey Inc.	3.850%	7/15/29	50	56
WP Carey Inc.	2.250%	4/1/33	500	481
				52,114
Technology (2.7%)
Adobe Inc.	1.700%	2/1/23	100	102
Adobe Inc.	1.900%	2/1/25	20	21
Adobe Inc.	3.250%	2/1/25	175	190
Adobe Inc.	2.150%	2/1/27	180	189
Adobe Inc.	2.300%	2/1/30	260	271
Altera Corp.	4.100%	11/15/23	75	81
Amdocs Ltd.	2.538%	6/15/30	200	200
Analog Devices Inc.	2.875%	6/1/23	450	468
Analog Devices Inc.	3.125%	12/5/23	75	79
Analog Devices Inc.	2.950%	4/1/25	85	91
Analog Devices Inc.	3.500%	12/5/26	200	222
Apple Inc.	2.100%	9/12/22	200	204
Apple Inc.	2.850%	2/23/23	342	355
Apple Inc.	2.400%	5/3/23	865	897
Apple Inc.	0.750%	5/11/23	400	403
Apple Inc.	3.000%	2/9/24	325	345
Apple Inc.	3.450%	5/6/24	75	81
Apple Inc.	2.850%	5/11/24	1,243	1,320
Apple Inc.	1.800%	9/11/24	150	156
Apple Inc.	2.750%	1/13/25	575	615
Apple Inc.	1.125%	5/11/25	900	911
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	0.550%	8/20/25	500	495
	Apple Inc.	0.700%	2/8/26	500	495
	Apple Inc.	3.250%	2/23/26	705	774
	Apple Inc.	2.450%	8/4/26	1,450	1,542
	Apple Inc.	3.200%	5/11/27	775	856
	Apple Inc.	2.900%	9/12/27	655	714
	Apple Inc.	1.200%	2/8/28	500	493
	Apple Inc.	2.200%	9/11/29	350	364
	Apple Inc.	1.250%	8/20/30	500	479
	Apple Inc.	1.650%	2/8/31	500	492
	Apple Inc.	4.500%	2/23/36	225	284
	Apple Inc.	2.375%	2/8/41	500	486
	Apple Inc.	3.850%	5/4/43	450	536
	Apple Inc.	4.450%	5/6/44	200	258
	Apple Inc.	3.450%	2/9/45	225	252
	Apple Inc.	4.375%	5/13/45	500	637
	Apple Inc.	4.650%	2/23/46	910	1,207
	Apple Inc.	3.850%	8/4/46	375	445
	Apple Inc.	4.250%	2/9/47	200	252
	Apple Inc.	3.750%	11/13/47	450	527
	Apple Inc.	2.650%	5/11/50	515	505
	Apple Inc.	2.400%	8/20/50	500	471
	Apple Inc.	2.650%	2/8/51	600	589
	Apple Inc.	2.550%	8/20/60	500	466
	Apple Inc.	2.800%	2/8/61	400	391
	Applied Materials Inc.	3.900%	10/1/25	145	162
	Applied Materials Inc.	3.300%	4/1/27	225	249
	Applied Materials Inc.	1.750%	6/1/30	200	198
	Applied Materials Inc.	5.100%	10/1/35	100	132
	Applied Materials Inc.	5.850%	6/15/41	125	184
	Applied Materials Inc.	4.350%	4/1/47	175	223
	Applied Materials Inc.	2.750%	6/1/50	200	199
	Arrow Electronics Inc.	4.500%	3/1/23	50	53
	Arrow Electronics Inc.	3.250%	9/8/24	171	182
	Arrow Electronics Inc.	4.000%	4/1/25	50	54
	Arrow Electronics Inc.	3.875%	1/12/28	100	112
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	112
	Autodesk Inc.	3.500%	6/15/27	75	83
	Autodesk Inc.	2.850%	1/15/30	75	79
	Automatic Data Processing Inc.	3.375%	9/15/25	200	219
	Automatic Data Processing Inc.	1.700%	5/15/28	200	202
	Automatic Data Processing Inc.	1.250%	9/1/30	400	382
	Avnet Inc.	4.875%	12/1/22	170	180
	Avnet Inc.	4.625%	4/15/26	100	113
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	801
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	219
	Broadcom Inc.	2.250%	11/15/23	200	207
	Broadcom Inc.	4.700%	4/15/25	500	563
	Broadcom Inc.	3.150%	11/15/25	278	298
	Broadcom Inc.	4.250%	4/15/26	500	561
[5]	Broadcom Inc.	1.950%	2/15/28	157	157
	Broadcom Inc.	4.110%	9/15/28	428	481
	Broadcom Inc.	4.750%	4/15/29	545	634
	Broadcom Inc.	5.000%	4/15/30	500	591
	Broadcom Inc.	4.150%	11/15/30	600	673
[5]	Broadcom Inc.	2.450%	2/15/31	500	492
	Broadcom Inc.	4.300%	11/15/32	400	455
[5]	Broadcom Inc.	3.419%	4/15/33	652	687
[5]	Broadcom Inc.	3.469%	4/15/34	436	461
[5]	Broadcom Inc.	3.500%	2/15/41	700	718
[5]	Broadcom Inc.	3.750%	2/15/51	500	523
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	110

63

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	79
Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	204
Cadence Design Systems Inc.	4.375%	10/15/24	100	110
Cisco Systems Inc.	2.200%	9/20/23	150	156
Cisco Systems Inc.	3.625%	3/4/24	875	947
Cisco Systems Inc.	2.950%	2/28/26	100	109
Cisco Systems Inc.	2.500%	9/20/26	225	241
Cisco Systems Inc.	5.500%	1/15/40	800	1,132
Citrix Systems Inc.	4.500%	12/1/27	50	57
Citrix Systems Inc.	3.300%	3/1/30	75	79
Corning Inc.	4.700%	3/15/37	275	328
Corning Inc.	5.750%	8/15/40	195	265
Corning Inc.	3.900%	11/15/49	100	113
Corning Inc.	4.375%	11/15/57	350	417
Corning Inc.	5.450%	11/15/79	200	279
Dell International LLC / EMC Corp.	5.450%	6/15/23	700	759
Dell International LLC / EMC Corp.	4.000%	7/15/24	100	109
Dell International LLC / EMC Corp.	5.850%	7/15/25	200	235
Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,289
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	289
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	123
Dell International LLC / EMC Corp.	5.300%	10/1/29	325	392
Dell International LLC / EMC Corp.	6.200%	7/15/30	150	193
Dell International LLC / EMC Corp.	8.100%	7/15/36	320	489
Dell International LLC / EMC Corp.	8.350%	7/15/46	425	695
DXC Technology Co.	4.250%	4/15/24	250	271
DXC Technology Co.	4.125%	4/15/25	100	110
Equifax Inc.	3.950%	6/15/23	50	53
Equifax Inc.	2.600%	12/1/24	75	79
Equifax Inc.	2.600%	12/15/25	100	105
Equifax Inc.	3.100%	5/15/30	120	129
Fidelity National Information Services Inc.	0.375%	3/1/23	200	200
Fidelity National Information Services Inc.	0.600%	3/1/24	200	200
Fidelity National Information Services Inc.	1.150%	3/1/26	500	496
Fidelity National Information Services Inc.	1.650%	3/1/28	200	199
Fidelity National Information Services Inc.	3.750%	5/21/29	100	113
Fidelity National Information Services Inc.	2.250%	3/1/31	200	200
Fidelity National Information Services Inc.	3.100%	3/1/41	200	205
Fiserv Inc.	3.800%	10/1/23	200	214
Fiserv Inc.	2.750%	7/1/24	400	422
Fiserv Inc.	3.850%	6/1/25	400	440
Fiserv Inc.	3.200%	7/1/26	200	217
Fiserv Inc.	2.250%	6/1/27	300	311
Fiserv Inc.	4.200%	10/1/28	200	230
Fiserv Inc.	3.500%	7/1/29	600	661
Fiserv Inc.	2.650%	6/1/30	200	207
Fiserv Inc.	4.400%	7/1/49	415	500
Flex Ltd.	4.750%	6/15/25	26	29
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Flex Ltd.	4.875%	6/15/29	50	58
	FLIR Systems Inc.	2.500%	8/1/30	100	101
	Global Payments Inc.	3.750%	6/1/23	250	263
	Global Payments Inc.	4.000%	6/1/23	100	106
	Global Payments Inc.	2.650%	2/15/25	337	355
	Global Payments Inc.	4.800%	4/1/26	150	172
	Global Payments Inc.	3.200%	8/15/29	310	331
	Global Payments Inc.	2.900%	5/15/30	200	208
	Global Payments Inc.	4.150%	8/15/49	200	230
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	365
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	206
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	325
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	153
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	222
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	569
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	152
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	204
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	506
	HP Inc.	4.050%	9/15/22	100	104
	HP Inc.	2.200%	6/17/25	300	311
[5]	HP Inc.	1.450%	6/17/26	200	199
	HP Inc.	3.000%	6/17/27	350	375
	HP Inc.	3.400%	6/17/30	500	536
[5]	HP Inc.	2.650%	6/17/31	200	200
	HP Inc.	6.000%	9/15/41	100	132
	IHS Markit Ltd.	3.625%	5/1/24	100	107
	IHS Markit Ltd.	4.750%	8/1/28	140	165
	IHS Markit Ltd.	4.250%	5/1/29	100	116
	Intel Corp.	3.100%	7/29/22	175	180
	Intel Corp.	2.700%	12/15/22	404	419
	Intel Corp.	2.875%	5/11/24	1,050	1,116
	Intel Corp.	3.400%	3/25/25	300	328
	Intel Corp.	3.700%	7/29/25	450	497
	Intel Corp.	2.600%	5/19/26	210	225
	Intel Corp.	2.450%	11/15/29	375	395
	Intel Corp.	3.900%	3/25/30	345	401
	Intel Corp.	4.000%	12/15/32	150	181
	Intel Corp.	4.600%	3/25/40	150	190
	Intel Corp.	4.800%	10/1/41	162	211
	Intel Corp.	4.250%	12/15/42	150	184
	Intel Corp.	4.100%	5/19/46	250	300
	Intel Corp.	4.100%	5/11/47	200	240
	Intel Corp.	3.734%	12/8/47	674	769
	Intel Corp.	3.250%	11/15/49	300	320
	Intel Corp.	4.750%	3/25/50	400	531
	Intel Corp.	3.100%	2/15/60	200	204
	Intel Corp.	4.950%	3/25/60	155	219
	International Business Machines Corp.	1.875%	8/1/22	675	686
	International Business Machines Corp.	2.875%	11/9/22	240	248
	International Business Machines Corp.	3.375%	8/1/23	450	478
	International Business Machines Corp.	3.625%	2/12/24	450	485
	International Business Machines Corp.	3.000%	5/15/24	600	639
	International Business Machines Corp.	7.000%	10/30/25	300	376
	International Business Machines Corp.	3.450%	2/19/26	285	315
	International Business Machines Corp.	3.300%	5/15/26	700	770
	International Business Machines Corp.	1.700%	5/15/27	265	268

64

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	6.220%	8/1/27	75	95
	International Business Machines Corp.	6.500%	1/15/28	75	98
	International Business Machines Corp.	3.500%	5/15/29	750	840
	International Business Machines Corp.	1.950%	5/15/30	265	265
	International Business Machines Corp.	4.150%	5/15/39	400	475
	International Business Machines Corp.	5.600%	11/30/39	148	207
	International Business Machines Corp.	2.850%	5/15/40	265	268
	International Business Machines Corp.	4.000%	6/20/42	358	419
	International Business Machines Corp.	4.250%	5/15/49	500	618
	International Business Machines Corp.	2.950%	5/15/50	265	266
	Intuit Inc.	0.650%	7/15/23	100	101
	Intuit Inc.	0.950%	7/15/25	100	100
	Intuit Inc.	1.350%	7/15/27	100	100
	Intuit Inc.	1.650%	7/15/30	100	98
	Jabil Inc.	3.950%	1/12/28	100	111
	Jabil Inc.	3.600%	1/15/30	100	108
	Jabil Inc.	3.000%	1/15/31	150	154
	Juniper Networks Inc.	3.750%	8/15/29	200	223
	Juniper Networks Inc.	5.950%	3/15/41	25	33
	KLA Corp.	4.650%	11/1/24	250	279
	KLA Corp.	4.100%	3/15/29	150	173
	KLA Corp.	5.000%	3/15/49	75	101
	KLA Corp.	3.300%	3/1/50	150	159
	Lam Research Corp.	3.800%	3/15/25	145	160
	Lam Research Corp.	3.750%	3/15/26	150	168
	Lam Research Corp.	4.000%	3/15/29	200	233
	Lam Research Corp.	1.900%	6/15/30	250	251
	Lam Research Corp.	4.875%	3/15/49	125	169
	Lam Research Corp.	2.875%	6/15/50	150	152
	Lam Research Corp.	3.125%	6/15/60	100	104
	Leidos Inc.	2.950%	5/15/23	95	99
	Leidos Inc.	3.625%	5/15/25	100	109
	Leidos Inc.	4.375%	5/15/30	150	170
	Leidos Inc.	2.300%	2/15/31	200	196
[5]	Marvell Technology Inc.	4.200%	6/22/23	100	106
[5]	Marvell Technology Inc.	2.450%	4/15/28	100	102
[5]	Marvell Technology Inc.	4.875%	6/22/28	100	116
[5]	Marvell Technology Inc.	2.950%	4/15/31	100	104
	Mastercard Inc.	3.375%	4/1/24	300	324
	Mastercard Inc.	2.000%	3/3/25	400	418
	Mastercard Inc.	2.950%	11/21/26	100	109
	Mastercard Inc.	3.300%	3/26/27	200	221
	Mastercard Inc.	2.950%	6/1/29	275	301
	Mastercard Inc.	3.350%	3/26/30	300	338
	Mastercard Inc.	3.950%	2/26/48	100	122
	Mastercard Inc.	3.650%	6/1/49	250	291
	Mastercard Inc.	3.850%	3/26/50	400	485
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	78
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	110
	Microchip Technology Inc.	4.333%	6/1/23	100	107
	Micron Technology Inc.	4.640%	2/6/24	50	55
	Micron Technology Inc.	4.975%	2/6/26	100	115
	Micron Technology Inc.	4.185%	2/15/27	200	226
	Micron Technology Inc.	5.327%	2/6/29	150	181
	Micron Technology Inc.	4.663%	2/15/30	100	116
	Microsoft Corp.	2.650%	11/3/22	200	206
	Microsoft Corp.	2.375%	5/1/23	75	78
	Microsoft Corp.	2.000%	8/8/23	300	310
	Microsoft Corp.	2.875%	2/6/24	500	529
	Microsoft Corp.	3.125%	11/3/25	1,132	1,235
	Microsoft Corp.	2.400%	8/8/26	805	858
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.300%	2/6/27	675	751
	Microsoft Corp.	3.500%	2/12/35	325	377
	Microsoft Corp.	3.450%	8/8/36	425	491
	Microsoft Corp.	4.100%	2/6/37	250	308
	Microsoft Corp.	3.700%	8/8/46	1,226	1,480
	Microsoft Corp.	2.525%	6/1/50	1,478	1,452
	Microsoft Corp.	2.921%	3/17/52	1,364	1,447
	Microsoft Corp.	2.675%	6/1/60	594	591
	Microsoft Corp.	3.041%	3/17/62	656	701
	Moody's Corp.	4.500%	9/1/22	100	104
	Moody's Corp.	4.875%	2/15/24	250	274
	Moody's Corp.	3.250%	1/15/28	200	219
	Moody's Corp.	4.875%	12/17/48	125	164
	Moody's Corp.	3.250%	5/20/50	100	105
	Moody's Corp.	2.550%	8/18/60	100	89
	Motorola Solutions Inc.	4.000%	9/1/24	240	263
	Motorola Solutions Inc.	4.600%	2/23/28	125	146
	Motorola Solutions Inc.	5.500%	9/1/44	75	98
	NetApp Inc.	3.300%	9/29/24	75	80
	NetApp Inc.	1.875%	6/22/25	150	154
	NetApp Inc.	2.375%	6/22/27	100	105
	NetApp Inc.	2.700%	6/22/30	200	209
	NVIDIA Corp.	0.309%	6/15/23	250	250
	NVIDIA Corp.	0.584%	6/14/24	250	250
	NVIDIA Corp.	3.200%	9/16/26	200	220
	NVIDIA Corp.	1.550%	6/15/28	250	249
	NVIDIA Corp.	2.850%	4/1/30	300	325
	NVIDIA Corp.	2.000%	6/15/31	250	250
	NVIDIA Corp.	3.500%	4/1/40	200	227
	NVIDIA Corp.	3.500%	4/1/50	605	684
	NVIDIA Corp.	3.700%	4/1/60	113	134
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	220
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	117
[5]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	215
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	516
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	218
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	203
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	205
	Oracle Corp.	2.400%	9/15/23	750	778
	Oracle Corp.	3.400%	7/8/24	450	483
	Oracle Corp.	2.950%	11/15/24	425	453
	Oracle Corp.	2.500%	4/1/25	919	965
	Oracle Corp.	1.650%	3/25/26	500	507
	Oracle Corp.	2.650%	7/15/26	2,361	2,492
	Oracle Corp.	2.800%	4/1/27	500	530
	Oracle Corp.	2.300%	3/25/28	500	513
	Oracle Corp.	2.950%	4/1/30	750	790
	Oracle Corp.	2.875%	3/25/31	700	729
	Oracle Corp.	4.300%	7/8/34	325	377
	Oracle Corp.	3.900%	5/15/35	150	168
	Oracle Corp.	3.850%	7/15/36	250	276
	Oracle Corp.	3.800%	11/15/37	525	576
	Oracle Corp.	6.125%	7/8/39	150	208
	Oracle Corp.	3.600%	4/1/40	605	638
	Oracle Corp.	5.375%	7/15/40	700	907
	Oracle Corp.	3.650%	3/25/41	500	531
	Oracle Corp.	4.500%	7/8/44	250	292
	Oracle Corp.	4.125%	5/15/45	425	473
	Oracle Corp.	4.000%	7/15/46	575	625
	Oracle Corp.	4.000%	11/15/47	475	518
	Oracle Corp.	3.600%	4/1/50	1,120	1,151
	Oracle Corp.	3.950%	3/25/51	600	656

65

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	4.375%	5/15/55	150	174
Oracle Corp.	3.850%	4/1/60	700	741
Oracle Corp.	4.100%	3/25/61	300	332
PayPal Holdings Inc.	2.200%	9/26/22	200	205
PayPal Holdings Inc.	1.350%	6/1/23	200	204
PayPal Holdings Inc.	2.400%	10/1/24	100	105
PayPal Holdings Inc.	1.650%	6/1/25	200	205
PayPal Holdings Inc.	2.650%	10/1/26	300	322
PayPal Holdings Inc.	2.850%	10/1/29	400	432
PayPal Holdings Inc.	2.300%	6/1/30	200	207
PayPal Holdings Inc.	3.250%	6/1/50	310	337
QUALCOMM Inc.	2.600%	1/30/23	90	93
QUALCOMM Inc.	2.900%	5/20/24	172	183
QUALCOMM Inc.	3.450%	5/20/25	200	219
QUALCOMM Inc.	3.250%	5/20/27	400	442
QUALCOMM Inc.	1.300%	5/20/28	378	370
QUALCOMM Inc.	1.650%	5/20/32	414	396
QUALCOMM Inc.	4.650%	5/20/35	200	254
QUALCOMM Inc.	4.800%	5/20/45	275	365
QUALCOMM Inc.	4.300%	5/20/47	350	441
QUALCOMM Inc.	3.250%	5/20/50	200	216
RELX Capital Inc.	3.500%	3/16/23	125	131
RELX Capital Inc.	4.000%	3/18/29	100	114
RELX Capital Inc.	3.000%	5/22/30	150	160
Roper Technologies Inc.	2.350%	9/15/24	125	131
Roper Technologies Inc.	1.000%	9/15/25	500	497
Roper Technologies Inc.	3.850%	12/15/25	100	111
Roper Technologies Inc.	3.800%	12/15/26	145	162
Roper Technologies Inc.	1.400%	9/15/27	500	492
Roper Technologies Inc.	4.200%	9/15/28	175	201
Roper Technologies Inc.	2.950%	9/15/29	125	134
Roper Technologies Inc.	2.000%	6/30/30	125	123
Roper Technologies Inc.	1.750%	2/15/31	500	481
S&P Global Inc.	4.000%	6/15/25	149	166
S&P Global Inc.	2.500%	12/1/29	125	131
S&P Global Inc.	1.250%	8/15/30	400	379
S&P Global Inc.	3.250%	12/1/49	150	162
S&P Global Inc.	2.300%	8/15/60	100	86
salesforce.com Inc.	3.250%	4/11/23	200	210
salesforce.com Inc.	3.700%	4/11/28	325	370
salesforce.com Inc.	1.500%	7/15/28	200	200
salesforce.com Inc.	1.950%	7/15/31	300	300
salesforce.com Inc.	2.700%	7/15/41	250	252
salesforce.com Inc.	2.900%	7/15/51	400	404
salesforce.com Inc.	3.050%	7/15/61	250	254
ServiceNow Inc.	1.400%	9/1/30	400	375
Skyworks Solutions Inc.	1.800%	6/1/26	200	203
Texas Instruments Inc.	2.625%	5/15/24	25	26
Texas Instruments Inc.	1.375%	3/12/25	200	204
Texas Instruments Inc.	2.900%	11/3/27	94	102
Texas Instruments Inc.	2.250%	9/4/29	100	104
Texas Instruments Inc.	1.750%	5/4/30	210	209
Texas Instruments Inc.	3.875%	3/15/39	142	171
Texas Instruments Inc.	4.150%	5/15/48	300	380
Thomson Reuters Corp.	5.500%	8/15/35	75	99
Thomson Reuters Corp.	5.850%	4/15/40	100	138
Thomson Reuters Corp.	5.650%	11/23/43	100	134
Verisk Analytics Inc.	4.125%	9/12/22	275	287
Verisk Analytics Inc.	4.000%	6/15/25	150	166
Verisk Analytics Inc.	4.125%	3/15/29	400	455
Verisk Analytics Inc.	5.500%	6/15/45	50	67
Verisk Analytics Inc.	3.625%	5/15/50	100	107
Visa Inc.	2.150%	9/15/22	100	102
Visa Inc.	2.800%	12/14/22	550	568
Visa Inc.	3.150%	12/14/25	925	1,012
Visa Inc.	1.900%	4/15/27	200	207
Visa Inc.	0.750%	8/15/27	500	486
Visa Inc.	2.750%	9/15/27	150	162
Visa Inc.	1.100%	2/15/31	400	378
Visa Inc.	4.150%	12/14/35	325	400
Visa Inc.	2.700%	4/15/40	200	207
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	4.300%	12/14/45	725	932
	Visa Inc.	3.650%	9/15/47	100	118
	Visa Inc.	2.000%	8/15/50	300	265
	VMware Inc.	2.950%	8/21/22	300	308
	VMware Inc.	4.500%	5/15/25	200	224
	VMware Inc.	4.650%	5/15/27	100	115
	VMware Inc.	3.900%	8/21/27	300	333
	VMware Inc.	4.700%	5/15/30	500	592
	Western Union Co.	2.850%	1/10/25	108	114
	Western Union Co.	1.350%	3/15/26	200	199
	Western Union Co.	6.200%	11/17/36	100	126
	Western Union Co.	6.200%	6/21/40	35	44
	Xilinx Inc.	2.950%	6/1/24	150	159
	Xilinx Inc.	2.375%	6/1/30	200	203
					131,857
Utilities (2.4%)
	AEP Texas Inc.	2.400%	10/1/22	75	77
	AEP Texas Inc.	3.950%	6/1/28	100	113
	AEP Texas Inc.	2.100%	7/1/30	200	196
	AEP Texas Inc.	3.800%	10/1/47	50	55
	AEP Texas Inc.	3.450%	1/15/50	50	52
	AEP Transmission Co. LLC	4.000%	12/1/46	75	88
	AEP Transmission Co. LLC	3.750%	12/1/47	100	114
	AEP Transmission Co. LLC	3.800%	6/15/49	70	81
	AEP Transmission Co. LLC	3.150%	9/15/49	70	73
[5]	AES Corp.	1.375%	1/15/26	300	297
[5]	AES Corp.	2.450%	1/15/31	300	297
	Alabama Power Co.	1.450%	9/15/30	500	478
	Alabama Power Co.	6.125%	5/15/38	50	72
	Alabama Power Co.	3.850%	12/1/42	25	29
	Alabama Power Co.	4.150%	8/15/44	75	91
	Alabama Power Co.	3.750%	3/1/45	150	171
	Alabama Power Co.	4.300%	1/2/46	250	306
	Alabama Power Co.	3.700%	12/1/47	100	113
	Alabama Power Co.	4.300%	7/15/48	100	124
	Alabama Power Co.	3.450%	10/1/49	550	601
	Alabama Power Co.	3.125%	7/15/51	400	410
	Ameren Corp.	2.500%	9/15/24	100	105
	Ameren Corp.	3.650%	2/15/26	80	88
	Ameren Corp.	3.500%	1/15/31	100	110
	Ameren Illinois Co.	2.700%	9/1/22	250	255
	Ameren Illinois Co.	3.800%	5/15/28	75	85
	Ameren Illinois Co.	3.700%	12/1/47	150	172
	Ameren Illinois Co.	3.250%	3/15/50	60	65
	American Electric Power Co. Inc.	2.950%	12/15/22	25	26
	American Electric Power Co. Inc.	3.200%	11/13/27	75	81
	American Electric Power Co. Inc.	4.300%	12/1/28	150	173
	American Water Capital Corp.	3.400%	3/1/25	125	136
	American Water Capital Corp.	2.950%	9/1/27	325	351
	American Water Capital Corp.	3.450%	6/1/29	125	139
	American Water Capital Corp.	2.800%	5/1/30	100	106
	American Water Capital Corp.	6.593%	10/15/37	150	222
	American Water Capital Corp.	4.300%	9/1/45	100	120
	American Water Capital Corp.	3.750%	9/1/47	200	226
	American Water Capital Corp.	4.200%	9/1/48	100	122
	American Water Capital Corp.	4.150%	6/1/49	125	151
	American Water Capital Corp.	3.450%	5/1/50	100	108
	Appalachian Power Co.	3.300%	6/1/27	500	542
	Appalachian Power Co.	4.500%	3/1/49	425	521
	Appalachian Power Co.	3.700%	5/1/50	100	110

66

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Public Service Co.	3.150%	5/15/25	100	107
Arizona Public Service Co.	2.950%	9/15/27	50	54
Arizona Public Service Co.	4.500%	4/1/42	225	276
Arizona Public Service Co.	4.350%	11/15/45	125	152
Arizona Public Service Co.	3.750%	5/15/46	125	141
Arizona Public Service Co.	4.250%	3/1/49	100	122
Arizona Public Service Co.	3.500%	12/1/49	60	65
Atmos Energy Corp.	3.000%	6/15/27	100	108
Atmos Energy Corp.	2.625%	9/15/29	50	52
Atmos Energy Corp.	5.500%	6/15/41	200	268
Atmos Energy Corp.	4.150%	1/15/43	100	117
Atmos Energy Corp.	4.125%	10/15/44	50	59
Atmos Energy Corp.	3.375%	9/15/49	400	430
Avangrid Inc.	3.150%	12/1/24	230	246
Avangrid Inc.	3.800%	6/1/29	195	220
Avista Corp.	4.350%	6/1/48	75	94
Baltimore Gas and Electric Co.	2.400%	8/15/26	50	53
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	101
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	110
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	288
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	61
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	84
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	100
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	129
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	107
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	108
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	137
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	793
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	141
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	310
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	198
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	184
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	57
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	250
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	245
Black Hills Corp.	4.250%	11/30/23	100	107
Black Hills Corp.	3.950%	1/15/26	75	83
Black Hills Corp.	3.150%	1/15/27	75	80
Black Hills Corp.	3.050%	10/15/29	70	75
Black Hills Corp.	4.350%	5/1/33	75	87
Black Hills Corp.	4.200%	9/15/46	50	56
Black Hills Corp.	3.875%	10/15/49	70	75
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	316
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	71
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	90
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	187
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	101
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	220
CenterPoint Energy Inc.	2.500%	9/1/22	100	102
CenterPoint Energy Inc.	3.850%	2/1/24	163	175
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CenterPoint Energy Inc.	2.500%	9/1/24	100	105
CenterPoint Energy Inc.	1.450%	6/1/26	200	200
CenterPoint Energy Inc.	4.250%	11/1/28	75	86
CenterPoint Energy Inc.	2.950%	3/1/30	80	84
CenterPoint Energy Inc.	2.650%	6/1/31	200	204
CenterPoint Energy Inc.	3.700%	9/1/49	50	54
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	53
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	113
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	96
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	342
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	58
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	109
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	149
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	256
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	95
CMS Energy Corp.	3.000%	5/15/26	75	81
CMS Energy Corp.	3.450%	8/15/27	50	55
CMS Energy Corp.	4.875%	3/1/44	75	96
CMS Energy Corp.	4.750%	6/1/50	100	111
Commonwealth Edison Co.	2.550%	6/15/26	223	237
Commonwealth Edison Co.	2.950%	8/15/27	75	81
Commonwealth Edison Co.	2.200%	3/1/30	50	51
Commonwealth Edison Co.	5.900%	3/15/36	150	212
Commonwealth Edison Co.	6.450%	1/15/38	175	256
Commonwealth Edison Co.	4.600%	8/15/43	75	95
Commonwealth Edison Co.	4.700%	1/15/44	175	224
Commonwealth Edison Co.	3.700%	3/1/45	75	86
Commonwealth Edison Co.	3.650%	6/15/46	175	198
Commonwealth Edison Co.	3.750%	8/15/47	100	116
Commonwealth Edison Co.	4.000%	3/1/48	150	180
Commonwealth Edison Co.	4.000%	3/1/49	125	150
Commonwealth Edison Co.	3.000%	3/1/50	200	206
Connecticut Light and Power Co.	2.500%	1/15/23	125	128
Connecticut Light and Power Co.	0.750%	12/1/25	500	494
Connecticut Light and Power Co.	3.200%	3/15/27	50	55
Connecticut Light and Power Co.	4.300%	4/15/44	150	186
Connecticut Light and Power Co.	4.000%	4/1/48	160	194
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	600	661
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	253
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	368
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	104
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	140
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	241

67

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	454
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	161
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	84
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	467
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	284
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	85
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	146
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	500	463
Consumers Energy Co.	3.375%	8/15/23	275	290
Consumers Energy Co.	3.800%	11/15/28	75	85
Consumers Energy Co.	3.950%	5/15/43	75	88
Consumers Energy Co.	3.250%	8/15/46	50	54
Consumers Energy Co.	3.950%	7/15/47	50	60
Consumers Energy Co.	4.050%	5/15/48	125	153
Consumers Energy Co.	4.350%	4/15/49	80	102
Consumers Energy Co.	3.100%	8/15/50	80	85
Consumers Energy Co.	3.500%	8/1/51	400	454
Consumers Energy Co.	2.500%	5/1/60	100	91
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.150%	5/15/45	100	119
Dominion Energy Inc.	3.071%	8/15/24	75	80
Dominion Energy Inc.	3.900%	10/1/25	125	138
Dominion Energy Inc.	1.450%	4/15/26	200	201
Dominion Energy Inc.	2.850%	8/15/26	125	133
Dominion Energy Inc.	4.250%	6/1/28	125	144
Dominion Energy Inc.	3.375%	4/1/30	125	136
Dominion Energy Inc.	6.300%	3/15/33	75	101
Dominion Energy Inc.	5.950%	6/15/35	225	304
Dominion Energy Inc.	4.900%	8/1/41	280	354
Dominion Energy Inc.	4.050%	9/15/42	300	343
Dominion Energy Inc.	5.750%	10/1/54	100	109
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	70
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	177
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	103
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	96
DTE Electric Co.	3.650%	3/15/24	250	268
DTE Electric Co.	3.375%	3/1/25	150	162
DTE Electric Co.	2.250%	3/1/30	200	205
DTE Electric Co.	2.625%	3/1/31	100	105
DTE Electric Co.	4.000%	4/1/43	225	267
DTE Electric Co.	3.700%	6/1/46	50	57
DTE Electric Co.	3.750%	8/15/47	100	116
DTE Electric Co.	3.950%	3/1/49	128	154
DTE Electric Co.	2.950%	3/1/50	150	154
DTE Energy Co.	2.600%	6/15/22	50	51
DTE Energy Co.	2.250%	11/1/22	400	409
DTE Energy Co.	3.700%	8/1/23	125	133
DTE Energy Co.	2.529%	10/1/24	100	105
DTE Energy Co.	1.050%	6/1/25	500	499
DTE Energy Co.	2.850%	10/1/26	300	320
DTE Energy Co.	3.800%	3/15/27	175	195
DTE Energy Co.	3.400%	6/15/29	100	109
DTE Energy Co.	2.950%	3/1/30	60	63
DTE Energy Co.	6.375%	4/15/33	75	102
Duke Energy Carolinas LLC	2.500%	3/15/23	100	103
Duke Energy Carolinas LLC	3.050%	3/15/23	100	104
Duke Energy Carolinas LLC	2.950%	12/1/26	100	108
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	143
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	160
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	208
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	104
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	208
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	139
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	35
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	36
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	204
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	206
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	116
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	113
	Duke Energy Carolinas LLC	3.950%	3/15/48	300	352
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	420
	Duke Energy Corp.	2.400%	8/15/22	200	204
	Duke Energy Corp.	3.050%	8/15/22	275	281
	Duke Energy Corp.	3.750%	4/15/24	325	350
	Duke Energy Corp.	2.650%	9/1/26	80	85
	Duke Energy Corp.	3.150%	8/15/27	300	325
	Duke Energy Corp.	2.450%	6/1/30	100	101
	Duke Energy Corp.	2.550%	6/15/31	200	203
	Duke Energy Corp.	4.800%	12/15/45	125	153
	Duke Energy Corp.	3.750%	9/1/46	405	432
	Duke Energy Corp.	4.200%	6/15/49	400	459
	Duke Energy Corp.	3.500%	6/15/51	200	207
	Duke Energy Florida LLC	3.800%	7/15/28	100	113
	Duke Energy Florida LLC	2.500%	12/1/29	425	446
	Duke Energy Florida LLC	1.750%	6/15/30	100	98
	Duke Energy Florida LLC	6.350%	9/15/37	225	332
	Duke Energy Florida LLC	6.400%	6/15/38	200	295
	Duke Energy Florida LLC	3.850%	11/15/42	200	231
	Duke Energy Florida LLC	3.400%	10/1/46	100	109
	Duke Energy Florida LLC	4.200%	7/15/48	200	245
[2]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	26	26
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	106
	Duke Energy Indiana LLC	6.350%	8/15/38	740	1,081
	Duke Energy Indiana LLC	3.750%	5/15/46	225	253
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	100
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	28
	Duke Energy Progress LLC	3.375%	9/1/23	25	27
	Duke Energy Progress LLC	3.700%	9/1/28	175	197
	Duke Energy Progress LLC	3.450%	3/15/29	125	139
	Duke Energy Progress LLC	4.375%	3/30/44	300	370
	Duke Energy Progress LLC	4.150%	12/1/44	100	121
	Duke Energy Progress LLC	3.700%	10/15/46	50	57
	Duke Energy Progress LLC	3.600%	9/15/47	100	112
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	105
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	145
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	71

68

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	105
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	230
	Edison International	2.400%	9/15/22	125	127
	Edison International	3.125%	11/15/22	80	82
	Edison International	2.950%	3/15/23	200	207
	Edison International	5.750%	6/15/27	25	28
	El Paso Electric Co.	6.000%	5/15/35	50	67
	El Paso Electric Co.	5.000%	12/1/44	75	91
	Emera U.S. Finance LP	3.550%	6/15/26	150	164
	Emera U.S. Finance LP	4.750%	6/15/46	245	292
	Enel Chile SA	4.875%	6/12/28	125	144
	Entergy Arkansas LLC	3.500%	4/1/26	50	55
	Entergy Arkansas LLC	2.650%	6/15/51	500	477
	Entergy Corp.	4.000%	7/15/22	150	155
	Entergy Corp.	2.950%	9/1/26	200	214
	Entergy Corp.	2.800%	6/15/30	100	104
	Entergy Corp.	3.750%	6/15/50	300	329
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	256
	Entergy Louisiana LLC	5.400%	11/1/24	382	438
	Entergy Louisiana LLC	2.400%	10/1/26	75	79
	Entergy Louisiana LLC	3.120%	9/1/27	100	109
	Entergy Louisiana LLC	3.050%	6/1/31	100	108
	Entergy Louisiana LLC	4.000%	3/15/33	150	176
	Entergy Louisiana LLC	4.950%	1/15/45	150	164
	Entergy Louisiana LLC	4.200%	9/1/48	200	244
	Entergy Louisiana LLC	4.200%	4/1/50	100	123
	Entergy Louisiana LLC	2.900%	3/15/51	300	298
	Entergy Mississippi LLC	2.850%	6/1/28	125	134
	Entergy Texas Inc.	1.750%	3/15/31	500	479
	Essential Utilities Inc.	3.566%	5/1/29	75	83
	Essential Utilities Inc.	2.704%	4/15/30	100	104
	Essential Utilities Inc.	4.276%	5/1/49	85	101
	Essential Utilities Inc.	3.351%	4/15/50	200	207
	Evergy Inc.	2.450%	9/15/24	200	209
	Evergy Inc.	2.900%	9/15/29	150	159
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	159
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	108
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	235
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	118
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	30
	Evergy Metro Inc.	3.150%	3/15/23	75	78
	Evergy Metro Inc.	2.250%	6/1/30	100	102
	Evergy Metro Inc.	5.300%	10/1/41	100	132
	Evergy Metro Inc.	4.200%	6/15/47	100	121
	Eversource Energy	3.800%	12/1/23	75	81
	Eversource Energy	2.900%	10/1/24	50	53
	Eversource Energy	3.150%	1/15/25	168	179
	Eversource Energy	3.300%	1/15/28	100	109
	Eversource Energy	4.250%	4/1/29	200	233
	Eversource Energy	3.450%	1/15/50	200	211
	Exelon Corp.	3.950%	6/15/25	200	220
	Exelon Corp.	3.400%	4/15/26	200	218
	Exelon Corp.	4.050%	4/15/30	250	285
	Exelon Corp.	4.950%	6/15/35	225	276
	Exelon Corp.	5.625%	6/15/35	20	26
	Exelon Corp.	5.100%	6/15/45	145	190
	Exelon Corp.	4.450%	4/15/46	175	212
	Exelon Generation Co. LLC	6.250%	10/1/39	360	443
	Exelon Generation Co. LLC	5.750%	10/1/41	75	89
	Exelon Generation Co. LLC	5.600%	6/15/42	155	182
	Florida Power & Light Co.	3.250%	6/1/24	25	27
	Florida Power & Light Co.	2.850%	4/1/25	300	321
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.625%	4/1/34	25	34
	Florida Power & Light Co.	5.960%	4/1/39	375	549
	Florida Power & Light Co.	4.125%	2/1/42	170	207
	Florida Power & Light Co.	4.050%	6/1/42	125	152
	Florida Power & Light Co.	3.800%	12/15/42	75	88
	Florida Power & Light Co.	3.700%	12/1/47	150	176
	Florida Power & Light Co.	3.950%	3/1/48	325	395
	Florida Power & Light Co.	4.125%	6/1/48	100	124
	Florida Power & Light Co.	3.990%	3/1/49	100	123
	Florida Power & Light Co.	3.150%	10/1/49	555	603
	Fortis Inc.	3.055%	10/4/26	295	317
	Georgia Power Co.	2.100%	7/30/23	75	77
	Georgia Power Co.	2.200%	9/15/24	225	234
	Georgia Power Co.	3.250%	4/1/26	100	108
	Georgia Power Co.	4.750%	9/1/40	175	216
	Georgia Power Co.	4.300%	3/15/43	100	118
	Gulf Power Co.	3.300%	5/30/27	50	55
	Iberdrola International BV	6.750%	7/15/36	75	114
	Indiana Michigan Power Co.	3.850%	5/15/28	250	281
	Indiana Michigan Power Co.	3.750%	7/1/47	150	168
	Indiana Michigan Power Co.	4.250%	8/15/48	100	122
	Interstate Power and Light Co.	3.250%	12/1/24	202	217
	Interstate Power and Light Co.	4.100%	9/26/28	125	144
	Interstate Power and Light Co.	3.600%	4/1/29	60	67
	Interstate Power and Light Co.	2.300%	6/1/30	100	101
	Interstate Power and Light Co.	6.250%	7/15/39	50	71
	Interstate Power and Light Co.	3.700%	9/15/46	75	84
	ITC Holdings Corp.	2.700%	11/15/22	100	103
	ITC Holdings Corp.	3.650%	6/15/24	75	81
	ITC Holdings Corp.	3.350%	11/15/27	100	109
	ITC Holdings Corp.	5.300%	7/1/43	200	262
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	65	79
	Kentucky Utilities Co.	5.125%	11/1/40	125	164
	Kentucky Utilities Co.	4.375%	10/1/45	100	122
	Kentucky Utilities Co.	3.300%	6/1/50	200	211
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	81
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	210
	MidAmerican Energy Co.	3.500%	10/15/24	179	194
	MidAmerican Energy Co.	3.100%	5/1/27	150	164
	MidAmerican Energy Co.	3.650%	4/15/29	200	226
	MidAmerican Energy Co.	6.750%	12/30/31	125	177
	MidAmerican Energy Co.	5.750%	11/1/35	125	172
	MidAmerican Energy Co.	4.800%	9/15/43	100	130
	MidAmerican Energy Co.	3.950%	8/1/47	100	119
	MidAmerican Energy Co.	4.250%	7/15/49	200	251
	Mississippi Power Co.	4.250%	3/15/42	100	118
	National Fuel Gas Co.	3.750%	3/1/23	275	287
	National Fuel Gas Co.	5.500%	1/15/26	50	58
	National Fuel Gas Co.	4.750%	9/1/28	50	56
	National Fuel Gas Co.	2.950%	3/1/31	100	101
	National Grid USA	5.803%	4/1/35	50	62
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	310
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	818
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	99

69

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	165
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	114
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	112
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	103
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	93
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	239
National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	105
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	82
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	507
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	125
Nevada Power Co.	3.700%	5/1/29	200	225
Nevada Power Co.	2.400%	5/1/30	75	77
Nevada Power Co.	6.750%	7/1/37	75	109
Nevada Power Co.	3.125%	8/1/50	150	155
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	109
NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	500	502
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	106
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	700	744
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	54
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	277
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	303
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	111
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	106
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	505
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	140
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	117
NiSource Inc.	0.950%	8/15/25	500	496
NiSource Inc.	3.490%	5/15/27	250	275
NiSource Inc.	2.950%	9/1/29	200	212
NiSource Inc.	3.600%	5/1/30	200	221
NiSource Inc.	1.700%	2/15/31	500	474
NiSource Inc.	5.950%	6/15/41	77	108
NiSource Inc.	4.800%	2/15/44	125	155
NiSource Inc.	5.650%	2/1/45	100	137
NiSource Inc.	4.375%	5/15/47	250	299
NiSource Inc.	3.950%	3/30/48	200	229
Northern States Power Co.	6.250%	6/1/36	75	107
Northern States Power Co.	6.200%	7/1/37	50	73
Northern States Power Co.	5.350%	11/1/39	175	240
Northern States Power Co.	3.400%	8/15/42	105	116
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northern States Power Co.	4.000%	8/15/45	50	60
Northern States Power Co.	2.900%	3/1/50	250	256
Northern States Power Co.	2.600%	6/1/51	100	96
NSTAR Electric Co.	2.375%	10/15/22	125	128
NSTAR Electric Co.	3.200%	5/15/27	125	137
NSTAR Electric Co.	3.250%	5/15/29	50	55
NSTAR Electric Co.	5.500%	3/15/40	75	103
Oglethorpe Power Corp.	5.950%	11/1/39	50	67
Oglethorpe Power Corp.	5.375%	11/1/40	175	221
Ohio Edison Co.	6.875%	7/15/36	100	141
Ohio Power Co.	4.150%	4/1/48	100	120
Ohio Power Co.	4.000%	6/1/49	240	284
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	84
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	109
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	59
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	86
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	106
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	80
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	57
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	74
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	203
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	169
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	95
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	51
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	115
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	59
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	237
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	423
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	92
ONE Gas Inc.	2.000%	5/15/30	100	99
ONE Gas Inc.	4.658%	2/1/44	125	153
ONE Gas Inc.	4.500%	11/1/48	75	90
Pacific Gas and Electric Co.	3.850%	11/15/23	250	262
Pacific Gas and Electric Co.	3.450%	7/1/25	200	210
Pacific Gas and Electric Co.	3.150%	1/1/26	300	310
Pacific Gas and Electric Co.	3.300%	12/1/27	800	821
Pacific Gas and Electric Co.	3.000%	6/15/28	200	201
Pacific Gas and Electric Co.	3.750%	7/1/28	300	316
Pacific Gas and Electric Co.	4.550%	7/1/30	700	749
Pacific Gas and Electric Co.	4.500%	7/1/40	500	500
Pacific Gas and Electric Co.	4.750%	2/15/44	500	505
Pacific Gas and Electric Co.	4.300%	3/15/45	200	193
Pacific Gas and Electric Co.	4.950%	7/1/50	800	824
Pacific Gas and Electric Co.	3.500%	8/1/50	500	445

70

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PacifiCorp	3.600%	4/1/24	125	134
PacifiCorp	3.500%	6/15/29	100	111
PacifiCorp	2.700%	9/15/30	50	53
PacifiCorp	7.700%	11/15/31	450	664
PacifiCorp	5.250%	6/15/35	640	833
PacifiCorp	6.100%	8/1/36	100	140
PacifiCorp	6.250%	10/15/37	125	178
PacifiCorp	6.350%	7/15/38	75	109
PacifiCorp	6.000%	1/15/39	300	425
PacifiCorp	4.100%	2/1/42	200	235
PacifiCorp	4.125%	1/15/49	100	120
PacifiCorp	4.150%	2/15/50	200	243
PacifiCorp	3.300%	3/15/51	100	107
PECO Energy Co.	2.375%	9/15/22	300	306
PECO Energy Co.	3.900%	3/1/48	75	89
PECO Energy Co.	2.800%	6/15/50	200	199
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	121
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	61
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	81
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	103
Pinnacle West Capital Corp.	1.300%	6/15/25	200	201
Potomac Electric Power Co.	6.500%	11/15/37	250	367
Potomac Electric Power Co.	4.150%	3/15/43	150	180
PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	115	119
PPL Capital Funding Inc.	3.400%	6/1/23	100	105
PPL Capital Funding Inc.	3.950%	3/15/24	50	54
PPL Capital Funding Inc.	3.100%	5/15/26	100	108
PPL Capital Funding Inc.	5.000%	3/15/44	200	263
PPL Electric Utilities Corp.	6.250%	5/15/39	100	145
PPL Electric Utilities Corp.	4.125%	6/15/44	50	60
PPL Electric Utilities Corp.	4.150%	10/1/45	155	187
PPL Electric Utilities Corp.	3.950%	6/1/47	75	89
Progress Energy Inc.	7.000%	10/30/31	119	164
Progress Energy Inc.	6.000%	12/1/39	125	172
PSEG Power LLC	3.850%	6/1/23	125	133
PSEG Power LLC	8.625%	4/15/31	96	148
Public Service Co. of Colorado	3.700%	6/15/28	75	85
Public Service Co. of Colorado	1.900%	1/15/31	100	99
Public Service Co. of Colorado	1.875%	6/15/31	200	199
Public Service Co. of Colorado	3.600%	9/15/42	175	198
Public Service Co. of Colorado	4.100%	6/15/48	75	92
Public Service Co. of Colorado	2.700%	1/15/51	100	99
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of New Hampshire	3.600%	7/1/49	75	85
Public Service Electric and Gas Co.	3.000%	5/15/25	80	86
Public Service Electric and Gas Co.	2.250%	9/15/26	250	262
Public Service Electric and Gas Co.	3.000%	5/15/27	75	81
Public Service Electric and Gas Co.	3.200%	5/15/29	70	77
Public Service Electric and Gas Co.	2.450%	1/15/30	50	52
Public Service Electric and Gas Co.	3.800%	3/1/46	250	294
Public Service Electric and Gas Co.	3.850%	5/1/49	200	237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	213
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	433
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	103
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	474
	Puget Energy Inc.	5.625%	7/15/22	200	208
	Puget Energy Inc.	3.650%	5/15/25	400	431
	Puget Energy Inc.	4.100%	6/15/30	100	112
	Puget Sound Energy Inc.	6.274%	3/15/37	125	176
	Puget Sound Energy Inc.	5.757%	10/1/39	125	172
	Puget Sound Energy Inc.	4.300%	5/20/45	100	123
	Puget Sound Energy Inc.	4.223%	6/15/48	125	153
	Puget Sound Energy Inc.	3.250%	9/15/49	90	96
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	265
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	483
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	124
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	86
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	91
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	106
	Sempra Energy	2.875%	10/1/22	100	102
	Sempra Energy	2.900%	2/1/23	100	104
	Sempra Energy	4.050%	12/1/23	100	107
	Sempra Energy	3.750%	11/15/25	424	466
	Sempra Energy	3.250%	6/15/27	150	163
	Sempra Energy	3.400%	2/1/28	200	220
	Sempra Energy	3.800%	2/1/38	200	223
	Sempra Energy	6.000%	10/15/39	150	209
	Sempra Energy	4.000%	2/1/48	175	196
	Sierra Pacific Power Co.	2.600%	5/1/26	100	106
[2]	Southern California Edison Co.	1.845%	2/1/22	14	14
	Southern California Edison Co.	3.400%	6/1/23	75	79
	Southern California Edison Co.	3.500%	10/1/23	175	185
	Southern California Edison Co.	1.100%	4/1/24	200	201
	Southern California Edison Co.	3.700%	8/1/25	150	163
	Southern California Edison Co.	3.650%	3/1/28	100	110
	Southern California Edison Co.	4.200%	3/1/29	75	85
	Southern California Edison Co.	6.650%	4/1/29	75	93
	Southern California Edison Co.	2.850%	8/1/29	275	286
	Southern California Edison Co.	2.250%	6/1/30	300	296
	Southern California Edison Co.	2.500%	6/1/31	200	201
	Southern California Edison Co.	5.750%	4/1/35	75	97
	Southern California Edison Co.	5.350%	7/15/35	200	250
	Southern California Edison Co.	5.625%	2/1/36	125	159
	Southern California Edison Co.	5.500%	3/15/40	100	125
	Southern California Edison Co.	4.500%	9/1/40	275	316
	Southern California Edison Co.	4.050%	3/15/42	208	224
	Southern California Edison Co.	3.900%	3/15/43	100	105

71

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	4.000%	4/1/47	335	353
Southern California Edison Co.	4.125%	3/1/48	350	374
Southern California Edison Co.	4.875%	3/1/49	100	119
Southern California Edison Co.	3.650%	2/1/50	500	501
Southern California Edison Co.	3.650%	6/1/51	200	201
Southern California Gas Co.	2.600%	6/15/26	405	431
Southern California Gas Co.	2.550%	2/1/30	150	155
Southern California Gas Co.	3.750%	9/15/42	75	84
Southern California Gas Co.	4.125%	6/1/48	75	90
Southern California Gas Co.	3.950%	2/15/50	70	83
Southern Co.	3.250%	7/1/26	350	380
Southern Co.	1.750%	3/15/28	300	297
Southern Co.	4.250%	7/1/36	200	232
Southern Co.	4.400%	7/1/46	360	422
Southern Co.	4.000%	1/15/51	300	318
Southern Co.	3.750%	9/15/51	200	202
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	81
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	475
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	104
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	60
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	111
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	118
Southern Power Co.	4.150%	12/1/25	100	112
Southern Power Co.	5.150%	9/15/41	100	122
Southern Power Co.	5.250%	7/15/43	50	61
Southern Power Co.	4.950%	12/15/46	75	90
Southwest Gas Corp.	3.700%	4/1/28	50	56
Southwest Gas Corp.	3.800%	9/29/46	75	81
Southwest Gas Corp.	4.150%	6/1/49	25	28
Southwestern Electric Power Co.	2.750%	10/1/26	100	106
Southwestern Electric Power Co.	4.100%	9/15/28	100	114
Southwestern Electric Power Co.	6.200%	3/15/40	75	105
Southwestern Electric Power Co.	3.900%	4/1/45	200	220
Southwestern Electric Power Co.	3.850%	2/1/48	325	357
Southwestern Public Service Co.	3.300%	6/15/24	165	175
Southwestern Public Service Co.	4.500%	8/15/41	100	123
Southwestern Public Service Co.	3.400%	8/15/46	275	296
Southwestern Public Service Co.	3.700%	8/15/47	75	84
Southwestern Public Service Co.	4.400%	11/15/48	275	345
Southwestern Public Service Co.	3.750%	6/15/49	75	87
Southwestern Public Service Co.	3.150%	5/1/50	100	105
Tampa Electric Co.	4.100%	6/15/42	50	58
Tampa Electric Co.	4.350%	5/15/44	50	60
Tampa Electric Co.	4.300%	6/15/48	75	92
Tampa Electric Co.	4.450%	6/15/49	125	158
Tampa Electric Co.	3.625%	6/15/50	50	56
Toledo Edison Co.	6.150%	5/15/37	75	102
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tucson Electric Power Co.	3.050%	3/15/25	50	54
Union Electric Co.	3.500%	4/15/24	250	268
Union Electric Co.	2.950%	3/15/30	500	537
Union Electric Co.	2.150%	3/15/32	200	201
Union Electric Co.	8.450%	3/15/39	150	257
Union Electric Co.	3.650%	4/15/45	125	141
Union Electric Co.	4.000%	4/1/48	275	326
Union Electric Co.	3.250%	10/1/49	100	107
Veolia Environnement SA	6.750%	6/1/38	39	57
Virginia Electric and Power Co.	3.450%	2/15/24	50	53
Virginia Electric and Power Co.	2.950%	11/15/26	75	81
Virginia Electric and Power Co.	3.500%	3/15/27	250	277
Virginia Electric and Power Co.	3.800%	4/1/28	150	170
Virginia Electric and Power Co.	2.875%	7/15/29	275	296
Virginia Electric and Power Co.	6.000%	1/15/36	125	173
Virginia Electric and Power Co.	6.000%	5/15/37	150	209
Virginia Electric and Power Co.	6.350%	11/30/37	50	73
Virginia Electric and Power Co.	4.000%	1/15/43	400	467
Virginia Electric and Power Co.	4.450%	2/15/44	475	588
Virginia Electric and Power Co.	4.200%	5/15/45	75	90
Virginia Electric and Power Co.	4.000%	11/15/46	100	118
Virginia Electric and Power Co.	3.800%	9/15/47	100	115
Virginia Electric and Power Co.	4.600%	12/1/48	175	226
Virginia Electric and Power Co.	3.300%	12/1/49	210	226
Washington Gas Light Co.	3.796%	9/15/46	100	114
Washington Gas Light Co.	3.650%	9/15/49	30	34
WEC Energy Group Inc.	0.550%	9/15/23	500	500
WEC Energy Group Inc.	3.550%	6/15/25	168	183
WEC Energy Group Inc.	1.375%	10/15/27	500	489
Wisconsin Electric Power Co.	2.050%	12/15/24	100	105
Wisconsin Electric Power Co.	4.300%	10/15/48	100	125
Wisconsin Power and Light Co.	6.375%	8/15/37	100	143
Wisconsin Power and Light Co.	3.650%	4/1/50	50	57
Xcel Energy Inc.	3.300%	6/1/25	325	350
Xcel Energy Inc.	3.350%	12/1/26	75	82
Xcel Energy Inc.	4.000%	6/15/28	75	85
Xcel Energy Inc.	2.600%	12/1/29	200	209
Xcel Energy Inc.	3.400%	6/1/30	250	275
Xcel Energy Inc.	3.500%	12/1/49	100	108
				115,268
Total Corporate Bonds (Cost $1,287,620)				1,402,632
Sovereign Bonds (3.9%)
African Development Bank	1.625%	9/16/22	400	407
African Development Bank	2.125%	11/16/22	700	718
African Development Bank	3.000%	9/20/23	275	291
African Development Bank	0.875%	3/23/26	600	599
Asian Development Bank	1.875%	7/19/22	600	611
Asian Development Bank	1.750%	9/13/22	1,100	1,120
Asian Development Bank	1.625%	1/24/23	200	204
Asian Development Bank	2.750%	3/17/23	1,000	1,042

72

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asian Development Bank	0.250%	7/14/23	1,300	1,298
Asian Development Bank	0.250%	10/6/23	600	598
Asian Development Bank	2.625%	1/30/24	1,000	1,056
Asian Development Bank	0.375%	6/11/24	1,200	1,196
Asian Development Bank	1.500%	10/18/24	500	515
Asian Development Bank	2.000%	1/22/25	300	314
Asian Development Bank	0.625%	4/29/25	700	698
Asian Development Bank	0.375%	9/3/25	1,000	984
Asian Development Bank	0.500%	2/4/26	850	836
Asian Development Bank	2.000%	4/24/26	100	105
Asian Development Bank	2.625%	1/12/27	200	217
Asian Development Bank	2.375%	8/10/27	275	295
Asian Development Bank	6.220%	8/15/27	100	128
Asian Development Bank	2.500%	11/2/27	673	728
Asian Development Bank	1.250%	6/9/28	210	210
Asian Development Bank	5.820%	6/16/28	148	192
Asian Development Bank	3.125%	9/26/28	130	146
Asian Development Bank	1.750%	9/19/29	200	206
Asian Development Bank	1.875%	1/24/30	200	207
Asian Development Bank	0.750%	10/8/30	500	468
Asian Development Bank	1.500%	3/4/31	500	501
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	499
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	525
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	396
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	590
Canada	2.000%	11/15/22	570	584
Canada	1.625%	1/22/25	550	569
Canada	0.750%	5/19/26	800	795
Corp. Andina de Fomento	2.750%	1/6/23	125	129
Corp. Andina de Fomento	2.375%	5/12/23	100	103
Corp. Andina de Fomento	3.750%	11/23/23	925	986
Council of Europe Development Bank	1.750%	9/26/22	150	153
Council of Europe Development Bank	2.625%	2/13/23	425	441
Council of Europe Development Bank	0.250%	6/10/23	100	100
Council of Europe Development Bank	0.250%	10/20/23	500	499
Council of Europe Development Bank	1.375%	2/27/25	200	205
European Bank for Reconstruction & Development	2.750%	3/7/23	925	963
European Bank for Reconstruction & Development	0.250%	7/10/23	200	200
European Bank for Reconstruction & Development	1.625%	9/27/24	270	279
European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
European Bank for Reconstruction & Development	0.500%	5/19/25	100	99
European Bank for Reconstruction & Development	0.500%	11/25/25	500	493
European Bank for Reconstruction & Development	0.500%	1/28/26	500	492
European Investment Bank	1.375%	9/6/22	720	730
European Investment Bank	2.500%	3/15/23	600	623
European Investment Bank	1.375%	5/15/23	600	612
European Investment Bank	2.875%	8/15/23	800	843
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.250%	9/15/23	1,750	1,746
	European Investment Bank	3.125%	12/14/23	500	533
	European Investment Bank	3.250%	1/29/24	810	869
	European Investment Bank	2.625%	3/15/24	530	561
	European Investment Bank	2.250%	6/24/24	550	578
	European Investment Bank	2.500%	10/15/24	276	293
	European Investment Bank	1.875%	2/10/25	1,050	1,096
	European Investment Bank	1.625%	3/14/25	100	104
	European Investment Bank	0.625%	7/25/25	1,600	1,594
	European Investment Bank	0.375%	12/15/25	2,000	1,963
	European Investment Bank	0.375%	3/26/26	1,000	978
	European Investment Bank	2.375%	5/24/27	225	241
	European Investment Bank	0.625%	10/21/27	500	484
	European Investment Bank	1.625%	10/9/29	125	128
	European Investment Bank	0.875%	5/17/30	200	191
	European Investment Bank	0.750%	9/23/30	500	469
	European Investment Bank	1.250%	2/14/31	500	489
	European Investment Bank	4.875%	2/15/36	325	448
[6]	Export Development Canada	1.750%	7/18/22	580	589
[6]	Export Development Canada	2.500%	1/24/23	40	41
[6]	Export Development Canada	1.375%	2/24/23	1,000	1,019
[6]	Export Development Canada	2.625%	2/21/24	250	264
	Export-Import Bank of Korea	3.000%	11/1/22	400	414
	Export-Import Bank of Korea	3.625%	11/27/23	200	215
	Export-Import Bank of Korea	4.000%	1/14/24	650	706
	Export-Import Bank of Korea	2.625%	5/26/26	200	214
	Export-Import Bank of Korea	1.250%	9/21/30	500	477
	Export-Import Bank of Korea	2.500%	6/29/41	350	348
	FMS Wertmanagement	2.000%	8/1/22	470	479
	FMS Wertmanagement	2.750%	3/6/23	300	312
	Hydro-Quebec	8.050%	7/7/24	325	394
	Inter-American Development Bank	3.000%	9/26/22	500	517
	Inter-American Development Bank	2.500%	1/18/23	1,025	1,061
	Inter-American Development Bank	0.500%	5/24/23	400	402
	Inter-American Development Bank	3.000%	10/4/23	625	662
	Inter-American Development Bank	0.250%	11/15/23	1,000	997
	Inter-American Development Bank	2.625%	1/16/24	150	158
	Inter-American Development Bank	3.000%	2/21/24	900	960
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,156
	Inter-American Development Bank	1.750%	3/14/25	200	208

73

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Inter-American Development Bank	0.875%	4/3/25	500	503
Inter-American Development Bank	7.000%	6/15/25	134	166
Inter-American Development Bank	0.625%	7/15/25	1,300	1,295
Inter-American Development Bank	0.875%	4/20/26	500	500
Inter-American Development Bank	2.000%	6/2/26	750	789
Inter-American Development Bank	2.000%	7/23/26	100	105
Inter-American Development Bank	2.375%	7/7/27	450	482
Inter-American Development Bank	0.625%	9/16/27	800	775
Inter-American Development Bank	3.125%	9/18/28	875	984
Inter-American Development Bank	1.125%	1/13/31	350	338
Inter-American Development Bank	3.875%	10/28/41	200	255
Inter-American Development Bank	3.200%	8/7/42	100	115
International Bank for Reconstruction & Development	2.125%	7/1/22	1,775	1,810
International Bank for Reconstruction & Development	0.125%	4/20/23	800	798
International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,134
International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,191
International Bank for Reconstruction & Development	0.250%	11/24/23	700	698
International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,161
International Bank for Reconstruction & Development	1.500%	8/28/24	695	716
International Bank for Reconstruction & Development	2.500%	11/25/24	750	798
International Bank for Reconstruction & Development	1.625%	1/15/25	200	207
International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,496
International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,478
International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,231
International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,976
International Bank for Reconstruction & Development	3.125%	11/20/25	470	517
International Bank for Reconstruction & Development	0.875%	7/15/26	525	524
International Bank for Reconstruction & Development	2.500%	11/22/27	350	379
International Bank for Reconstruction & Development	0.750%	11/24/27	900	877
International Bank for Reconstruction & Development	1.750%	10/23/29	200	206
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	381
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	751
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	635
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	334
	International Finance Corp.	2.000%	10/24/22	200	205
	International Finance Corp.	2.875%	7/31/23	575	605
	International Finance Corp.	1.375%	10/16/24	200	205
	International Finance Corp.	0.375%	7/16/25	400	394
	International Finance Corp.	2.125%	4/7/26	600	635
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	56
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	541
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	275	275
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	450	459
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	250	256
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	540	555
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	500	511
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	317
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	106
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	600	599
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	427
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	499
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	534
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	207
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	345
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	395
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	476
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	212

74

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	211
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	218
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	869
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	337
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	400
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	482
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	324
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	201
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	216
	Korea Development Bank	3.000%	9/14/22	400	412
	Korea Development Bank	3.375%	3/12/23	700	734
	Korea Development Bank	3.750%	1/22/24	500	540
	Korea Development Bank	2.125%	10/1/24	200	210
	Korea Development Bank	1.625%	1/19/31	400	393
[9]	Kreditanstalt fuer Wiederaufbau	1.750%	8/22/22	1,600	1,629
[9]	Kreditanstalt fuer Wiederaufbau	2.000%	10/4/22	950	972
[9]	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	950	981
[9]	Kreditanstalt fuer Wiederaufbau	2.125%	1/17/23	1,025	1,055
[9]	Kreditanstalt fuer Wiederaufbau	1.625%	2/15/23	1,200	1,227
[9]	Kreditanstalt fuer Wiederaufbau	0.250%	4/25/23	600	600
[9]	Kreditanstalt fuer Wiederaufbau	0.250%	10/19/23	800	798
[9]	Kreditanstalt fuer Wiederaufbau	2.625%	2/28/24	400	423
[9]	Kreditanstalt fuer Wiederaufbau	0.250%	3/8/24	700	696
[9]	Kreditanstalt fuer Wiederaufbau	1.375%	8/5/24	900	923
[9]	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	1,800	1,914
[9]	Kreditanstalt fuer Wiederaufbau	2.000%	5/2/25	150	157
[9]	Kreditanstalt fuer Wiederaufbau	0.375%	7/18/25	1,500	1,480
[9]	Kreditanstalt fuer Wiederaufbau	0.625%	1/22/26	1,000	991
[9]	Kreditanstalt fuer Wiederaufbau	2.875%	4/3/28	500	554
[9]	Kreditanstalt fuer Wiederaufbau	1.750%	9/14/29	175	180
[9]	Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	400	302
[9]	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	200	147
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	106
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	889
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	396
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	505
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	286
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	270
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	473
	Nordic Investment Bank	1.375%	10/17/22	200	203
	Nordic Investment Bank	0.375%	5/19/23	200	200
	Nordic Investment Bank	2.875%	7/19/23	200	210
	Nordic Investment Bank	2.250%	5/21/24	200	210
	Nordic Investment Bank	0.375%	9/11/25	600	590
	Nordic Investment Bank	0.500%	1/21/26	200	197
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	407
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	522
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	213
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	103
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	491
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	491
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	173
	Province of Alberta	2.200%	7/26/22	400	408
	Province of Alberta	3.350%	11/1/23	375	400
	Province of Alberta	2.950%	1/23/24	300	319
	Province of Alberta	1.875%	11/13/24	450	468
	Province of Alberta	1.000%	5/20/25	485	488
	Province of Alberta	3.300%	3/15/28	250	280
	Province of Alberta	1.300%	7/22/30	500	481
	Province of British Columbia	2.000%	10/23/22	200	205
	Province of British Columbia	1.750%	9/27/24	225	233
	Province of British Columbia	2.250%	6/2/26	300	318
	Province of Manitoba	2.100%	9/6/22	150	153
	Province of Manitoba	2.600%	4/16/24	150	158
	Province of Manitoba	2.125%	6/22/26	90	94
	Province of New Brunswick	2.500%	12/12/22	95	98
	Province of New Brunswick	3.625%	2/24/28	105	120
	Province of Ontario	2.200%	10/3/22	400	410
	Province of Ontario	3.400%	10/17/23	760	811
	Province of Ontario	3.050%	1/29/24	250	266
	Province of Ontario	3.200%	5/16/24	150	161
	Province of Ontario	2.500%	4/27/26	250	267
	Province of Ontario	2.300%	6/15/26	900	954
	Province of Ontario	2.000%	10/2/29	585	604
	Province of Ontario	1.125%	10/7/30	500	475
	Province of Ontario	1.600%	2/25/31	600	592
	Province of Quebec	2.625%	2/13/23	425	441
	Province of Quebec	1.500%	2/11/25	441	453
	Province of Quebec	0.600%	7/23/25	500	496
	Province of Quebec	2.500%	4/20/26	200	214
	Province of Quebec	2.750%	4/12/27	850	923
	Province of Quebec	7.500%	9/15/29	475	683
	Province of Quebec	1.350%	5/28/30	400	391
	Province of Quebec	1.900%	4/21/31	1,700	1,732
	Province of Saskatchewan	8.500%	7/15/22	58	63
	Republic of Chile	2.250%	10/30/22	175	179
	Republic of Chile	3.125%	1/21/26	485	525
	Republic of Chile	3.240%	2/6/28	460	501
	Republic of Chile	2.450%	1/31/31	200	204
	Republic of Chile	2.550%	1/27/32	200	204
	Republic of Chile	3.500%	1/25/50	675	709
	Republic of Chile	3.100%	1/22/61	500	479
	Republic of Colombia	4.000%	2/26/24	200	212
	Republic of Colombia	8.125%	5/21/24	100	118
	Republic of Colombia	4.500%	1/28/26	322	352
	Republic of Colombia	3.875%	4/25/27	365	387
	Republic of Colombia	4.500%	3/15/29	450	491
	Republic of Colombia	3.000%	1/30/30	200	196

75

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	3.125%	4/15/31	200	196
	Republic of Colombia	3.250%	4/22/32	500	489
	Republic of Colombia	10.375%	1/28/33	77	115
	Republic of Colombia	7.375%	9/18/37	300	394
	Republic of Colombia	6.125%	1/18/41	125	148
	Republic of Colombia	5.625%	2/26/44	475	537
	Republic of Colombia	5.000%	6/15/45	665	707
	Republic of Colombia	5.200%	5/15/49	350	383
	Republic of Colombia	4.125%	5/15/51	400	379
	Republic of Colombia	3.875%	2/15/61	400	358
	Republic of Hungary	5.375%	2/21/23	400	432
	Republic of Hungary	5.750%	11/22/23	400	449
	Republic of Hungary	5.375%	3/25/24	350	395
	Republic of Hungary	7.625%	3/29/41	290	476
	Republic of Indonesia	2.950%	1/11/23	425	440
	Republic of Indonesia	4.100%	4/24/28	200	226
	Republic of Indonesia	4.750%	2/11/29	425	499
	Republic of Indonesia	3.400%	9/18/29	200	216
	Republic of Indonesia	2.850%	2/14/30	200	208
	Republic of Indonesia	3.850%	10/15/30	200	223
[5]	Republic of Indonesia	4.750%	7/18/47	200	238
	Republic of Indonesia	4.350%	1/11/48	725	823
	Republic of Indonesia	3.700%	10/30/49	200	210
	Republic of Indonesia	4.200%	10/15/50	430	489
	Republic of Indonesia	3.050%	3/12/51	400	397
	Republic of Indonesia	4.450%	4/15/70	200	236
	Republic of Italy	6.875%	9/27/23	590	668
	Republic of Italy	0.875%	5/6/24	500	498
	Republic of Italy	2.375%	10/17/24	475	494
	Republic of Italy	1.250%	2/17/26	500	493
	Republic of Italy	2.875%	10/17/29	400	416
	Republic of Italy	5.375%	6/15/33	475	598
	Republic of Italy	4.000%	10/17/49	500	550
	Republic of Italy	3.875%	5/6/51	600	646
	Republic of Korea	3.875%	9/11/23	200	215
	Republic of Korea	5.625%	11/3/25	100	119
	Republic of Korea	2.750%	1/19/27	1,000	1,081
	Republic of Korea	3.875%	9/20/48	125	158
	Republic of Panama	4.000%	9/22/24	200	218
	Republic of Panama	3.750%	3/16/25	207	225
	Republic of Panama	7.125%	1/29/26	168	209
	Republic of Panama	8.875%	9/30/27	238	329
	Republic of Panama	3.875%	3/17/28	460	506
	Republic of Panama	9.375%	4/1/29	300	444
	Republic of Panama	2.252%	9/29/32	500	480
[2]	Republic of Panama	6.700%	1/26/36	292	397
[2]	Republic of Panama	4.500%	4/16/50	810	922
[2]	Republic of Panama	4.300%	4/29/53	400	443
	Republic of Panama	4.500%	4/1/56	700	794
[2]	Republic of Panama	3.870%	7/23/60	700	715
	Republic of Peru	7.350%	7/21/25	225	276
	Republic of Peru	2.392%	1/23/26	200	206
	Republic of Peru	2.783%	1/23/31	900	916
	Republic of Peru	8.750%	11/21/33	645	1,012
[2]	Republic of Peru	6.550%	3/14/37	325	447
	Republic of Peru	3.300%	3/11/41	200	202
	Republic of Peru	5.625%	11/18/50	475	655
	Republic of Peru	3.550%	3/10/51	200	208
	Republic of Peru	3.230%	7/28/21	525	462
	Republic of Philippines	9.500%	10/21/24	350	450
	Republic of Philippines	10.625%	3/16/25	100	136
	Republic of Philippines	5.500%	3/30/26	225	272
	Republic of Philippines	3.000%	2/1/28	400	432
	Republic of Philippines	3.750%	1/14/29	400	454
	Republic of Philippines	9.500%	2/2/30	300	475
	Republic of Philippines	2.457%	5/5/30	200	208
	Republic of Philippines	7.750%	1/14/31	400	591
	Republic of Philippines	1.648%	6/10/31	200	193
	Republic of Philippines	1.950%	1/6/32	200	197
	Republic of Philippines	6.375%	1/15/32	200	275
	Republic of Philippines	6.375%	10/23/34	550	776
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	3.950%	1/20/40	700	778
	Republic of Philippines	3.700%	3/1/41	400	432
	Republic of Philippines	3.700%	2/2/42	350	378
	Republic of Philippines	2.950%	5/5/45	500	483
	Republic of Philippines	2.650%	12/10/45	200	185
	Republic of Philippines	3.200%	7/6/46	500	502
	Republic of Poland	3.000%	3/17/23	325	340
	Republic of Poland	3.250%	4/6/26	500	551
[2]	Republic of Uruguay	4.500%	8/14/24	303	329
[2]	Republic of Uruguay	4.375%	1/23/31	387	451
[2]	Republic of Uruguay	7.625%	3/21/36	195	298
[2]	Republic of Uruguay	4.125%	11/20/45	300	354
[2]	Republic of Uruguay	5.100%	6/18/50	765	1,002
[2]	Republic of Uruguay	4.975%	4/20/55	500	646
	State of Israel	3.150%	6/30/23	400	422
	State of Israel	2.875%	3/16/26	200	216
	State of Israel	3.250%	1/17/28	300	331
	State of Israel	2.500%	1/15/30	200	210
	State of Israel	2.750%	7/3/30	600	642
[7]	State of Israel	5.500%	9/18/33	100	141
	State of Israel	4.500%	1/30/43	200	249
	State of Israel	4.125%	1/17/48	250	301
	State of Israel	3.375%	1/15/50	475	509
	State of Israel	3.875%	7/3/50	400	463
	State of Israel	4.500%	4/3/20	200	253
	Svensk Exportkredit AB	2.000%	8/30/22	190	194
	Svensk Exportkredit AB	1.625%	11/14/22	200	204
	Svensk Exportkredit AB	2.875%	3/14/23	195	204
	Svensk Exportkredit AB	0.375%	3/11/24	800	797
	Svensk Exportkredit AB	0.375%	7/30/24	500	497
	Svensk Exportkredit AB	0.625%	5/14/25	500	497
	Svensk Exportkredit AB	0.500%	8/26/25	800	789
	United Mexican States	3.600%	1/30/25	510	560
	United Mexican States	3.900%	4/27/25	400	443
	United Mexican States	4.125%	1/21/26	445	502
	United Mexican States	4.150%	3/28/27	800	905
	United Mexican States	3.750%	1/11/28	675	737
	United Mexican States	4.500%	4/22/29	950	1,075
	United Mexican States	3.250%	4/16/30	700	724
	United Mexican States	8.300%	8/15/31	220	327
	United Mexican States	4.750%	4/27/32	600	687
	United Mexican States	7.500%	4/8/33	100	141
	United Mexican States	6.050%	1/11/40	883	1,108
	United Mexican States	4.280%	8/14/41	500	525
	United Mexican States	4.750%	3/8/44	765	846
	United Mexican States	5.550%	1/21/45	510	617
	United Mexican States	4.600%	1/23/46	600	646
	United Mexican States	4.350%	1/15/47	760	794
	United Mexican States	4.600%	2/10/48	455	489
	United Mexican States	4.500%	1/31/50	600	638
	United Mexican States	5.000%	4/27/51	550	626
	United Mexican States	3.771%	5/24/61	850	792
	United Mexican States	5.750%	10/12/10	342	408
Total Sovereign Bonds (Cost $182,902)					190,468
Taxable Municipal Bonds (0.8%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	65	69
	American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	221
	American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	81
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	329
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	79

76

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	150
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	406
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	174
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	349
California General Fund Revenue	1.700%	2/1/28	100	101
California GO	5.700%	11/1/21	250	255
California GO	3.375%	4/1/25	100	109
California GO	2.650%	4/1/26	75	81
California GO	3.500%	4/1/28	150	169
California GO	2.500%	10/1/29	70	74
California GO	4.500%	4/1/33	190	224
California GO	7.500%	4/1/34	350	552
California GO	4.600%	4/1/38	300	351
California GO	7.550%	4/1/39	630	1,074
California GO	7.300%	10/1/39	75	120
California GO	7.350%	11/1/39	675	1,087
California GO	7.625%	3/1/40	205	345
California GO	7.600%	11/1/40	200	349
California State University College & University Revenue	3.899%	11/1/47	50	58
California State University College & University Revenue	2.975%	11/1/51	140	143
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	70
Chicago IL GO	7.045%	1/1/29	45	52
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	188
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	96
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	53
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	178
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	156
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	122
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	114
Commonwealth of Massachusetts GO	4.200%	12/1/21	65	66
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	207
Commonwealth of Massachusetts GO	2.514%	7/1/41	450	454
Commonwealth of Massachusetts GO	2.813%	9/1/43	225	238
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	106
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	70
Connecticut GO	5.090%	10/1/30	175	207
Connecticut GO	5.850%	3/15/32	200	266
Cook County IL GO	6.229%	11/15/34	50	68
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	152
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	70
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	105
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	104
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	485	511
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	79
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	65
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	213
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	123
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	148
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	242	367
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	145	223
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	73	108
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	104
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	404
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	107
	Houston TX GO	6.290%	3/1/32	120	151
	Illinois GO	4.950%	6/1/23	213	227
	Illinois GO	5.100%	6/1/33	1,405	1,652
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	70
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	171
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	124
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	80
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	251
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	169
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	287
	Los Angeles Community College District GO	1.606%	8/1/28	100	100
	Los Angeles Community College District GO	1.806%	8/1/30	150	150
	Los Angeles Community College District GO	2.106%	8/1/32	100	101

77

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	100
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	81
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	162
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	170
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	257
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	68
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	141
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	54
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	103
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	74
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	650
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	67
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	236
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	145
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	141
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	139
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	81
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	81
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	219
Michigan State University College & University Revenue	4.496%	8/15/48	50	58
Mississippi GO	5.245%	11/1/34	50	65
Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	110
Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	119
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	292
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	400	597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	114
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	164
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	640
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	99
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	134
	New York City Water & Sewer System Water Revenue	5.750%	6/15/41	50	75
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	50	76
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	50	77
	New York City Water & Sewer System Water Revenue	5.440%	6/15/43	100	147
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	175	271
	New York NY GO	5.517%	10/1/37	50	68
	New York NY GO	6.271%	12/1/37	100	144
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	269
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	55
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	131
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	202
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	91
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	53
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	113
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	187
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	51

78

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	248
	Ohio State University College & University Revenue	4.910%	6/1/40	100	134
	Ohio State University College & University Revenue	4.800%	6/1/11	100	142
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	119
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	77
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	90
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	209
	Oregon GO	5.762%	6/1/23	107	116
	Oregon GO	5.892%	6/1/27	75	91
[13]	Oregon School Boards Association GO	5.528%	6/30/28	50	59
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	154
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	200	203
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	109
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	78
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	58
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	50
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	340
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	112
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	139
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	151
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	722
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	137
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	106
Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	99
Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	161
Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	56
Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	68
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	27
Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	86
Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	82
Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	56
Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	127
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	198
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	178
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	179
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	99
San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	151
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	168
San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	109
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	251
South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	158
South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	52
State Board of Administration Finance Corp. Miscellaneous Revenue	2.638%	7/1/21	150	150
State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	328

79

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	254
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	255
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	60
	Texas GO	5.517%	4/1/39	180	259
	Texas GO	4.681%	4/1/40	50	65
	Texas GO	3.211%	4/1/44	225	237
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	195
	Texas Transportation Commission GO	2.562%	4/1/42	100	101
	Texas Transportation Commission GO	2.472%	10/1/44	500	494
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	216
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	123
[13]	Tucson AZ COP	2.856%	7/1/47	50	49
	University of California College & University Revenue	0.883%	5/15/25	100	100
	University of California College & University Revenue	3.063%	7/1/25	100	108
	University of California College & University Revenue	1.316%	5/15/27	100	100
	University of California College & University Revenue	1.614%	5/15/30	125	124
	University of California College & University Revenue	5.946%	5/15/45	175	248
	University of California College & University Revenue	3.071%	5/15/51	100	101
	University of California College & University Revenue	4.858%	5/15/12	225	317
	University of California College & University Revenue	4.767%	5/15/15	100	137
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	546
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	78
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	134
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	65
	University of Michigan College & University Revenue	2.437%	4/1/40	100	100
	University of Michigan College & University Revenue	2.562%	4/1/50	100	99
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	70
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	263
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	133
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	57
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	48
	University of Virginia College & University Revenue	2.256%	9/1/50	335	316
	University of Virginia College & University Revenue	4.179%	9/1/17	50	63
	Utah GO	4.554%	7/1/24	30	32
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	150	207
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	60	70
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	111
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	281
Total Taxable Municipal Bonds (Cost $31,119)					36,712

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Total Bond Market Index Portfolio
		Coupon	Maturity Date	Shares	Market Value• ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[15]	Vanguard Market Liquidity Fund (Cost $118,563)	0.056%		1,185,633	118,563
Total Investments (102.1%) (Cost $4,714,809)					4,924,383
Other Assets and Liabilities—Net (-2.1%)					(100,721)
Net Assets (100%)					4,823,662
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2021.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $22,820,000, representing 0.5% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,596,246)	4,805,820
Affiliated Issuers (Cost $118,563)	118,563
Total Investments in Securities	4,924,383
Investment in Vanguard	166
Receivables for Investment Securities Sold	36,061
Receivables for Accrued Income	23,888
Receivables for Capital Shares Issued	2,342
Total Assets	4,986,840
Liabilities
Due to Custodian	834
Payables for Investment Securities Purchased	159,890
Payables for Capital Shares Redeemed	2,177
Payables to Vanguard	277
Total Liabilities	163,178
Net Assets	4,823,662
At June 30, 2021, net assets consisted of:

Paid-in Capital	4,566,825
Total Distributable Earnings (Loss)	256,837
Net Assets	4,823,662

Net Assets
Applicable to 394,413,198 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,823,662
Net Asset Value Per Share	$12.23

See accompanying Notes, which are an integral part of the Financial Statements.
82

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	48,649
Total Income	48,649
Expenses
The Vanguard Group—Note B
Investment Advisory Services	54
Management and Administrative	3,095
Marketing and Distribution	149
Custodian Fees	22
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	3,337
Net Investment Income	45,312
Realized Net Gain (Loss) on Investment Securities Sold[1]	12,680
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(139,643)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,651)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $51,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,312	101,263
Realized Net Gain (Loss)	12,680	37,804
Change in Unrealized Appreciation (Depreciation)	(139,643)	187,699
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,651)	326,766
Distributions
Total Distributions	(139,591)	(107,753)
Capital Share Transactions
Issued	440,211	1,363,956
Issued in Lieu of Cash Distributions	139,591	107,753
Redeemed	(401,445)	(1,124,178)
Net Increase (Decrease) from Capital Share Transactions	178,357	347,531
Total Increase (Decrease)	(42,885)	566,544
Net Assets
Beginning of Period	4,866,547	4,300,003
End of Period	4,823,662	4,866,547

See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.81	$12.21	$11.54	$11.86	$11.77	$11.79
Investment Operations
Net Investment Income	.116[1]	.277[1]	.324[1]	.313[1]	.292[1]	.283
Net Realized and Unrealized Gain (Loss) on Investments	(.332)	.635	.657	(.343)	.119	.007
Total from Investment Operations	(.216)	.912	.981	(.030)	.411	.290
Distributions
Dividends from Net Investment Income	(.260)	(.312)	(.311)	(.267)	(.283)	(.277)
Distributions from Realized Capital Gains	(.104)	—	—	(.023)	(.038)	(.033)
Total Distributions	(.364)	(.312)	(.311)	(.290)	(.321)	(.310)
Net Asset Value, End of Period	$12.23	$12.81	$12.21	$11.54	$11.86	$11.77
Total Return	-1.64%	7.58%	8.67%	-0.21%	3.57%	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,824	$4,867	$4,300	$3,535	$3,498	$2,985
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.20%	2.72%	2.74%	2.48%	2.41%
Portfolio Turnover Rate[2]	41%	94%	80%	89%	91%	104%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 19%, 28%, 19%, 26%, 24%, and 33%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is
85

Total Bond Market Index Portfolio
generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $166,000, representing less than 0.01% of the portfolio’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total Bond Market Index Portfolio
The following table summarizes the market value of the portfolio’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,044,385	—	3,044,385
Asset-Backed/Commercial Mortgage-Backed Securities	—	131,623	—	131,623
Corporate Bonds	—	1,402,632	—	1,402,632
Sovereign Bonds	—	190,468	—	190,468
Taxable Municipal Bonds	—	36,712	—	36,712
Temporary Cash Investments	118,563	—	—	118,563
Total	118,563	4,805,820	—	4,924,383
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,721,458
Gross Unrealized Appreciation	241,319
Gross Unrealized Depreciation	(38,394)
Net Unrealized Appreciation (Depreciation)	202,925
E.	During the six months ended June 30, 2021, the portfolio purchased $158,295,000 of investment securities and sold $161,815,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,941,460,000 and $1,820,653,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	35,558	108,475
Issued in Lieu of Cash Distributions	11,623	8,789
Redeemed	(32,591)	(89,637)
Net Increase (Decrease) in Shares Outstanding	14,590	27,627
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 33% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
87

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
88

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692GBI 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Growth Portfolio

Contents
Results of Proxy Voting	1
About Your Portfolio’s Expenses	2
Financial Statements	4
Trustees Approve Advisory Arrangement	12
Liquidity Risk Management	14

Results of Proxy Voting
At a joint special meeting of shareholders on January 22, 2021, fund shareholders approved the following proposal:
Proposal—Reclassify the diversification status of the Growth Portfolio to non-diversified and eliminate a related fundamental policy.
Reclassifying the fund’s diversification status to non-diversified, as defined by the Investment Company Act of 1940, and eliminating a related fundamental policy provides the fund’s portfolio managers with increased investment flexibility and potential for better investment performance.
Vanguard Fund	For	Abstain	Against	Broker Non-Votes	Percentage For
Growth Portfolio	27,839,598	2,293,667	2,321,010	0	85.8%
1

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Growth Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,113.90	$2.15
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.76	2.06
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.41%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Growth Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	15.0%
Consumer Discretionary	14.4
Consumer Staples	2.7
Energy	0.4
Financials	5.5
Health Care	7.1
Industrials	6.5
Information Technology	47.9
Real Estate	0.5
Other	0.0
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (14.9%)
*	Alphabet Inc. Class C	34,329	86,039
*	Facebook Inc. Class A	161,186	56,046
*	ZoomInfo Technologies Inc. Class A	323,262	16,865
*	Snap Inc. Class A	204,262	13,918
*	Match Group Inc.	68,745	11,085
*	Walt Disney Co.	55,185	9,700
			193,653
Consumer Discretionary (14.3%)
*	Amazon.com Inc.	27,040	93,022
*	Airbnb Inc. Class A	105,237	16,116
	TJX Cos. Inc.	234,178	15,788
*	Lululemon Athletica Inc.	40,012	14,603
*	DraftKings Inc. Class A	263,017	13,722
*	Burlington Stores Inc.	37,978	12,229
*	Booking Holdings Inc.	5,117	11,196
*	Hilton Worldwide Holdings Inc.	72,635	8,761
			185,437
Consumer Staples (2.7%)
	Constellation Brands Inc. Class A	95,360	22,304
*	Monster Beverage Corp.	143,601	13,118
			35,422
Energy (0.4%)
	Schlumberger NV	162,597	5,205
Financials (5.5%)
	American Express Co.	120,917	19,979
	MarketAxess Holdings Inc.	27,615	12,802
	Blackstone Group Inc.	99,594	9,675
	S&P Global Inc.	20,978	8,610
	Marsh & McLennan Cos. Inc.	60,941	8,573
*	Markel Corp.	6,296	7,472
*	Coinbase Global Inc. Class A	16,471	4,172
			71,283
Health Care (7.1%)
	UnitedHealth Group Inc.	51,040	20,439
*	Illumina Inc.	39,378	18,634
*	Boston Scientific Corp.	374,772	16,025
*	ABIOMED Inc.	48,092	15,010
*	Seagen Inc.	73,917	11,670
*	Mettler-Toledo International Inc.	4,552	6,306
	Zoetis Inc.	17,349	3,233
			91,317
		Shares	Market Value• ($000)
Industrials (6.5%)
	TransUnion	204,275	22,431
*	Copart Inc.	119,548	15,760
	IHS Markit Ltd.	121,593	13,699
	Northrop Grumman Corp.	29,629	10,768
*	Uber Technologies Inc.	194,504	9,748
*	Airbus SE ADR	200,235	6,448
	IDEX Corp.	13,028	2,867
*	Didi Global Inc. ADR	90,850	1,285
*	Legalzoom.com Inc.	18,400	696
			83,702
Information Technology (47.6%)
	Microsoft Corp.	376,966	102,120
	Apple Inc.	674,379	92,363
	Mastercard Inc. Class A	108,291	39,536
*	PayPal Holdings Inc.	128,314	37,401
*	Adobe Inc.	51,136	29,947
*	salesforce.com Inc.	107,674	26,301
*	Advanced Micro Devices Inc.	268,542	25,224
	NVIDIA Corp.	29,301	23,444
*	Square Inc. Class A	95,307	23,236
	Microchip Technology Inc.	134,225	20,099
*	Autodesk Inc.	66,011	19,269
*	FleetCor Technologies Inc.	73,256	18,758
*	ServiceNow Inc.	32,190	17,690
	Visa Inc. Class A	71,536	16,726
*	Workday Inc. Class A	66,573	15,894
	Fidelity National Information Services Inc.	109,885	15,567
	Global Payments Inc.	77,720	14,576
	Intuit Inc.	28,245	13,845
*	Avalara Inc.	85,565	13,844
*	nCino Inc.	147,545	8,841
*	Shopify Inc. Class A (XTSE)	5,894	8,611
	CDW Corp.	45,505	7,947
*	Snowflake Inc. Class A	32,451	7,847
*,1	Affirm Holdings Inc.	102,378	6,895
*	DocuSign Inc. Class A	23,539	6,581
	Monolithic Power Systems Inc.	9,797	3,659
*	Qualtrics International Inc. Class A	17,400	666
*	UiPath Inc. Class A	5,686	386
			617,273
Real Estate (0.5%)
	Equinix Inc.	7,618	6,114
Total Common Stocks (Cost $917,335)			1,289,406
		Shares	Market Value• ($000)
Preferred Stocks (0.0%)
*,2,3	The We Company Pfd. D1 PP (Acquired 12/1/14, Cost $185)	11,101	95
*,2,3	The We Company Pfd. D2 PP (Acquired 12/1/14, Cost $261)	15,678	135
Total Preferred Stocks (Cost $446)			230
Temporary Cash Investments (1.1%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 0.056%	51,489	5,149
		Face Amount ($000)
Repurchase Agreement (0.7%)
	Bank of America Securities LLC 0.050%, 7/1/21 (Dated 6/30/21, Repurchase Value $9,000,000, collateralized by Government National Mortgage Association 1.834%, 4/20/71, with a value of $9,180,000)	9,000	9,000
Total Temporary Cash Investments (Cost $14,149)			14,149
Total Investments (100.6%) (Cost $931,930)			1,303,785
Other Assets and Liabilities—Net (-0.6%)			(7,491)
Net Assets (100%)			1,296,294
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,098,000.
2	Perpetual security with no stated maturity date.
3	Restricted securities totaling $230,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,148,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $926,781)	1,298,636
Affiliated Issuers (Cost $5,149)	5,149
Total Investments in Securities	1,303,785
Investment in Vanguard	43
Receivables for Investment Securities Sold	1,368
Receivables for Accrued Income	65
Receivables for Capital Shares Issued	225
Total Assets	1,305,486
Liabilities
Due to Custodian	192
Payables for Investment Securities Purchased	2,646
Collateral for Securities on Loan	5,148
Payables to Investment Advisor	544
Payables for Capital Shares Redeemed	530
Payables to Vanguard	132
Total Liabilities	9,192
Net Assets	1,296,294
At June 30, 2021, net assets consisted of:

Paid-in Capital	670,550
Total Distributable Earnings (Loss)	625,744
Net Assets	1,296,294

Net Assets
Applicable to 35,837,083 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,296,294
Net Asset Value Per Share	$36.17

See accompanying Notes, which are an integral part of the Financial Statements.
5

Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	2,507
Interest[2]	6
Securities Lending—Net	8
Total Income	2,521
Expenses
Investment Advisory Fees—Note B
Basic Fee	880
Performance Adjustment	147
The Vanguard Group—Note C
Management and Administrative	1,482
Marketing and Distribution	28
Custodian Fees	11
Shareholders’ Reports and Proxy	—
Trustees’ Fees and Expenses	—
Total Expenses	2,548
Net Investment Income (Loss)	(27)
Realized Net Gain (Loss)
Investment Securities Sold[2]	254,023
Futures Contracts	1,204
Realized Net Gain (Loss)	255,227
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(119,131)
Futures Contracts	(675)
Change in Unrealized Appreciation (Depreciation)	(119,806)
Net Increase (Decrease) in Net Assets Resulting from Operations	135,394
1	Dividends are net of foreign withholding taxes of $14,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $5,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	(27)	1,084
Realized Net Gain (Loss)	255,227	115,341
Change in Unrealized Appreciation (Depreciation)	(119,806)	253,322
Net Increase (Decrease) in Net Assets Resulting from Operations	135,394	369,747
Distributions
Total Distributions	(116,517)	(47,001)
Capital Share Transactions
Issued	49,878	253,376
Issued in Lieu of Cash Distributions	116,517	47,001
Redeemed	(136,191)	(167,365)
Net Increase (Decrease) from Capital Share Transactions	30,204	133,012
Total Increase (Decrease)	49,081	455,758
Net Assets
Beginning of Period	1,247,213	791,455
End of Period	1,296,294	1,247,213

See accompanying Notes, which are an integral part of the Financial Statements.
6

Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$35.94	$26.95	$22.82	$23.99	$19.70	$22.58
Investment Operations
Net Investment Income (Loss)	(.001)[1]	.033[1]	.108[1]	.113[1]	.094[1]	.115
Net Realized and Unrealized Gain (Loss) on Investments	3.714	10.536	7.119	.038	5.685	(.465)
Total from Investment Operations	3.713	10.569	7.227	.151	5.779	(.350)
Distributions
Dividends from Net Investment Income	(.013)	(.104)	(.108)	(.080)	(.116)	(.126)
Distributions from Realized Capital Gains	(3.470)	(1.475)	(2.989)	(1.241)	(1.373)	(2.404)
Total Distributions	(3.483)	(1.579)	(3.097)	(1.321)	(1.489)	(2.530)
Net Asset Value, End of Period	$36.17	$35.94	$26.95	$22.82	$23.99	$19.70
Total Return	11.39%	43.09%	33.82%	0.20%	30.92%	-1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,296	$1,247	$791	$598	$558	$415
Ratio of Total Expenses to Average Net Assets[2]	0.41%	0.41%[3]	0.40%	0.39%	0.40%	0.42%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%	0.11%	0.43%	0.45%	0.43%	0.53%
Portfolio Turnover Rate	53%	41%	32%	47%	28%	28%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.01%, 0.01%, 0.00%, (0.01%), and 0.00%.
3	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.40%.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Growth Portfolio
Notes to Financial Statements
The Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2021.
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral
8

Growth Portfolio
cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
9

Growth Portfolio
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.
Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company llp, provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years.
In February 2021, the board of trustees approved a restructuring of the portfolio’s investment advisory team, removing Jackson Square Partners, LLC, as an investment advisor to the portfolio. Through February 2021, the basic fee paid to Jackson Square Partners, LLC, was subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the portfolio’s average net assets, before a net increase of $147,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $43,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,289,406	—	—	1,289,406
Preferred Stocks	—	230	—	230
Temporary Cash Investments	5,149	9,000	—	14,149
Total	1,294,555	9,230	—	1,303,785
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Growth Portfolio
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	939,777
Gross Unrealized Appreciation	379,712
Gross Unrealized Depreciation	(15,704)
Net Unrealized Appreciation (Depreciation)	364,008
F.	During the six months ended June 30, 2021, the portfolio purchased $648,407,000 of investment securities and sold $710,040,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	1,419	8,998
Issued in Lieu of Cash Distributions	3,575	2,174
Redeemed	(3,857)	(5,844)
Net Increase (Decrease) in Shares Outstanding	1,137	5,328
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 70% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
At its February 2021 meeting, the board of trustees of Vanguard Variable Insurance Fund Growth Portfolio renewed the portfolio’s investment advisory arrangements with Jackson Square Partners, LLC (Jackson Square), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders. Subsequently, the board approved restructuring the fund’s investment team by removing Jackson Square as an investment advisor to the fund effective March 1, 2021. The board determined that Jackson Square’s termination was in the best interests of the fund and its shareholders. As of March 1, 2021, Wellington Management is the sole advisor to the fund.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Jackson Square. Jackson Square was founded in February 2014 by the same investment team that has managed a portion of the portfolio since October 2010. Jackson Square invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The advisor uses a bottom-up approach, seeking companies that are attractively priced and have large-end market potential, dominant business models, and strong free-cash-flow generation. Jackson Square has managed a portion of the portfolio since 2014.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The firm employs a traditional, bottom-up fundamental research approach to identify companies with sustainable competitive advantages that can drive a higher rate or longer duration of growth than the market expects, while trading at reasonable valuations. Wellington Management has managed a portion of the portfolio since 2010.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.
12

The board did not consider the profitability of Jackson Square or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Jackson Square and Wellington Management without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement with Wellington Management again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
14

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692G 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
High Yield Bond Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	18

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
High Yield Bond Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,021.30	$1.30
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

High Yield Bond Portfolio
Portfolio Allocation
As of June 30, 2021
Communications	20.2%
Consumer Discretionary	14.9
Consumer Staples	4.4
Energy	8.6
Financials	9.8
Health Care	10.2
Industrials	6.5
Materials	11.0
Real Estate	0.7
Technology	11.7
Utilities	2.0
Other	0.0
The table reflects the portfolio’s investments, except for short-term investments and derivatives.
2

High Yield Bond Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (93.6%)
Communications (18.9%)
[1,2]	Altice France SA	2.125%	2/15/25	585	676
[1]	Altice France SA	7.375%	5/1/26	1,810	1,882
[1]	Altice France SA	5.500%	1/15/28	1,700	1,759
[1]	Altice France SA	5.125%	7/15/29	815	824
	Belo Corp.	7.750%	6/1/27	920	1,086
	Belo Corp.	7.250%	9/15/27	667	779
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.750%	2/15/26	385	398
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/26	1,738	1,797
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/28	320	336
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/30	2,530	2,639
[1]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	2,055	2,094
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/32	3,161	3,272
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	500	613
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	600	717
[1]	CSC Holdings LLC	5.500%	4/15/27	2,610	2,739
[1]	CSC Holdings LLC	6.500%	2/1/29	1,025	1,135
[1]	CSC Holdings LLC	4.125%	12/1/30	4,305	4,291
[1]	CSC Holdings LLC	3.375%	2/15/31	1,935	1,828
[1]	CSC Holdings LLC	4.500%	11/15/31	3,900	3,926
	DISH DBS Corp.	5.875%	7/15/22	2,176	2,269
	DISH DBS Corp.	5.000%	3/15/23	1,384	1,450
	DISH DBS Corp.	5.875%	11/15/24	2,405	2,583
	DISH DBS Corp.	7.750%	7/1/26	3,685	4,171
	DISH DBS Corp.	7.375%	7/1/28	4,005	4,311
	Embarq Corp.	7.995%	6/1/36	865	980
[1]	Frontier Communications Corp.	5.875%	10/15/27	810	868
[1]	Frontier Communications Corp.	5.000%	5/1/28	4,105	4,246
[1]	Frontier Communications Corp.	6.750%	5/1/29	1,975	2,101
	Frontier Communications Holdings LLC	5.875%	11/1/29	1,380	1,404
[1]	Go Daddy Operating Co LLC / GD Finance Co. Inc.	3.500%	3/1/29	3,375	3,358
[1]	Gray Television Inc.	5.875%	7/15/26	2,280	2,354
	Lamar Media Corp.	3.750%	2/15/28	1,770	1,801
	Lamar Media Corp.	4.000%	2/15/30	1,920	1,947
[1]	Lamar Media Corp.	3.625%	1/15/31	1,311	1,282
[1,2]	Lorca Telecom Bondco SA	4.000%	9/18/27	760	917
	Lumen Technologies Inc.	6.750%	12/1/23	755	837
	Lumen Technologies Inc.	7.500%	4/1/24	557	625
[1]	Netflix Inc.	3.625%	6/15/25	335	361
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/27	439	455
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/30	2,132	2,161
	Quebecor Media Inc.	5.750%	1/15/23	2,810	3,005
[1]	Scripps Escrow II Inc.	3.875%	1/15/29	1,835	1,821
[1]	Sirius XM Radio Inc.	4.625%	7/15/24	1,640	1,684
[1]	Sirius XM Radio Inc.	5.375%	7/15/26	300	310
[1]	Sirius XM Radio Inc.	4.000%	7/15/28	1,090	1,125
[1]	Sirius XM Radio Inc.	4.125%	7/1/30	1,590	1,609
	Sprint Capital Corp.	6.875%	11/15/28	915	1,174
	Sprint Capital Corp.	8.750%	3/15/32	720	1,094
	Sprint Corp.	7.875%	9/15/23	6,974	7,928
	Sprint Corp.	7.125%	6/15/24	2,101	2,428
	Sprint Corp.	7.625%	2/15/25	1,595	1,895
	Telecom Italia Capital SA	6.375%	11/15/33	381	454
	Telecom Italia Capital SA	6.000%	9/30/34	1,085	1,255
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,747
[1]	Telecom Italia SPA	5.303%	5/30/24	445	487
[1]	Telenet Finance Luxembourg Notes Sarl	5.500%	3/1/28	4,000	4,214
	Time Warner Cable LLC	5.875%	11/15/40	60	77
	Time Warner Cable LLC	5.500%	9/1/41	1,223	1,521
	T-Mobile USA Inc.	5.375%	4/15/27	3,510	3,738
[1]	T-Mobile USA Inc.	3.375%	4/15/29	1,810	1,870
[1]	T-Mobile USA Inc.	3.500%	4/15/31	2,105	2,172
[1]	UPC Broadband Finco BV	4.875%	7/15/31	2,410	2,419
[1]	UPC Holding BV	5.500%	1/15/28	2,050	2,149
	ViacomCBS Inc.	5.875%	2/28/57	2,560	2,605
	ViacomCBS Inc.	6.250%	2/28/57	944	1,080
	Videotron Ltd.	5.000%	7/15/22	1,472	1,531
[1]	Videotron Ltd.	5.375%	6/15/24	260	285
[1]	Videotron Ltd.	5.125%	4/15/27	1,750	1,830
[1,3]	Videotron Ltd.	3.625%	6/15/28	2,565	2,077
[1]	Videotron Ltd.	3.625%	6/15/29	1,220	1,238
[1]	Virgin Media Secured Finance plc	5.500%	8/15/26	940	971
[1]	Virgin Media Secured Finance plc	4.500%	8/15/30	1,190	1,199
[1,4]	Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/28	1,090	1,530
[1]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	1,075	1,097
[1]	Vmed O2 UK Financing I plc	4.250%	1/31/31	3,140	3,089
[1]	VTR Comunicaciones SPA	5.125%	1/15/28	563	589
[1]	VTR Finance NV	6.375%	7/15/28	255	272
[1,2]	WMG Acquisition Corp.	3.625%	10/15/26	220	267
[1,2]	WMG Acquisition Corp.	2.750%	7/15/28	520	624
[1]	WMG Acquisition Corp.	3.875%	7/15/30	1,515	1,533
[1]	WMG Acquisition Corp.	3.000%	2/15/31	2,085	1,980
[1]	Ziggo BV	5.500%	1/15/27	1,545	1,606
[1]	Ziggo BV	4.875%	1/15/30	2,299	2,359
					147,210
Consumer Discretionary (14.0%)
[1]	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	2,059	2,082
[1]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	1,185	1,200
[1]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,500	1,522
3

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	500	494
[1]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	2,465	2,385
[1]	Adient Global Holdings Ltd.	4.875%	8/15/26	1,090	1,121
[1]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	2,226	2,280
[1]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	1,165	1,157
	Asbury Automotive Group Inc.	4.500%	3/1/28	745	771
	Asbury Automotive Group Inc.	4.750%	3/1/30	489	511
[1]	Beacon Roofing Supply Inc.	4.125%	5/15/29	490	488
[5,6]	Beacon Roofing Supply Inc. Bank Loan, 1M USD LIBOR + 2.500%	2.604%	11/30/27	803	799
	Boyd Gaming Corp.	4.750%	12/1/27	3,725	3,855
[1]	Caesars Entertainment Inc.	6.250%	7/1/25	1,810	1,920
[1]	Caesars Entertainment Inc.	8.125%	7/1/27	1,810	2,014
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	610	643
[1]	Caesars Resort Collection LLC / CRC Finco Inc.	5.250%	10/15/25	4,754	4,815
	Cedar Fair LP	5.250%	7/15/29	1,645	1,696
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	6/1/24	535	541
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.375%	4/15/27	775	800
[1,2]	Cirsa Finance International Sarl	6.250%	12/20/23	1,460	1,753
[1]	Cirsa Finance International Sarl	7.875%	12/20/23	1,523	1,552
[1]	Clarios Global LP / Clarios U.S. Finance Co.	6.250%	5/15/26	322	343
[1]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	804	876
[5,6]	Clarios Global LP Bank Loan, 1M USD LIBOR + 3.250%	3.354%	11/30/25	986	976
	Ford Motor Credit Co. LLC	5.875%	8/2/21	1,332	1,337
	Ford Motor Credit Co. LLC	3.813%	10/12/21	580	584
	Ford Motor Credit Co. LLC	5.596%	1/7/22	220	225
	Ford Motor Credit Co. LLC	3.219%	1/9/22	410	414
	Ford Motor Credit Co. LLC	3.339%	3/28/22	200	203
	Ford Motor Credit Co. LLC	2.979%	8/3/22	250	253
	Ford Motor Credit Co. LLC	4.250%	9/20/22	420	434
	Ford Motor Credit Co. LLC	3.350%	11/1/22	1,175	1,204
	Ford Motor Credit Co. LLC	3.087%	1/9/23	900	918
	Ford Motor Credit Co. LLC	3.370%	11/17/23	395	410
	Ford Motor Credit Co. LLC	4.134%	8/4/25	380	406
	Ford Motor Credit Co. LLC	3.375%	11/13/25	470	487
	Ford Motor Credit Co. LLC	4.389%	1/8/26	200	216
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.080%	1.256%	8/3/22	575	574
[6]	Ford Motor Credit Co. LLC, 3M USD LIBOR + 1.235%	1.391%	2/15/23	255	254
[5,6]	Great Outdoors Group LLC Bank Loan, 6M USD LIBOR + 4.250%	5.000%	11/30/27	2,154	2,165
[1]	Group 1 Automotive Inc.	4.000%	8/15/28	125	127
[1]	Hanesbrands Inc.	4.625%	5/15/24	730	776
[1]	Hanesbrands Inc.	5.375%	5/15/25	615	651
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hanesbrands Inc.	4.875%	5/15/26	2,974	3,212
[5,6]	IRB Holding Corp. Bank Loan, 3M USD LIBOR + 3.250%	4.250%	10/31/26	2,786	2,783
[1]	Jacobs Entertainment Inc.	7.875%	2/1/24	600	626
[1]	JELD-WEN Inc.	4.625%	12/15/25	345	353
[1]	JELD-WEN Inc.	4.875%	12/15/27	515	537
[1]	KAR Auction Services Inc.	5.125%	6/1/25	2,069	2,123
	KB Home	7.500%	9/15/22	215	231
	KB Home	7.625%	5/15/23	1,300	1,413
	KB Home	4.800%	11/15/29	405	439
	KB Home	4.000%	6/15/31	1,125	1,134
[1]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/27	1,010	1,056
	L Brands Inc.	6.694%	1/15/27	300	354
[1]	L Brands Inc.	6.625%	10/1/30	2,130	2,464
	Lennar Corp.	4.125%	1/15/22	685	692
	Lennar Corp.	4.500%	4/30/24	1,965	2,150
	Lennar Corp.	5.250%	6/1/26	130	150
[1]	Lithia Motors Inc.	5.250%	8/1/25	171	176
[1]	Lithia Motors Inc.	4.625%	12/15/27	1,945	2,058
	Macy's Retail Holdings LLC	2.875%	2/15/23	106	107
	Macy's Retail Holdings LLC	3.625%	6/1/24	966	991
[1]	Macy's Retail Holdings LLC	5.875%	4/1/29	1,444	1,552
	Macy's Retail Holdings LLC	4.500%	12/15/34	410	386
	Macy's Retail Holdings LLC	5.125%	1/15/42	207	191
	Macy's Retail Holdings LLC	4.300%	2/15/43	915	758
[1]	Magic Mergeco Inc.	5.250%	5/1/28	825	847
[1]	Magic Mergeco Inc.	7.875%	5/1/29	1,445	1,489
[1]	Mattel Inc.	6.750%	12/31/25	161	169
[1]	Mattel Inc.	3.375%	4/1/26	635	658
[1]	Mattel Inc.	5.875%	12/15/27	1,910	2,082
	MGM Resorts International	6.000%	3/15/23	680	727
	MGM Resorts International	5.750%	6/15/25	985	1,086
[1]	NMG Holding Co. Inc. / Neiman Marcus Group LLC	7.125%	4/1/26	460	491
[1]	Penn National Gaming Inc.	4.125%	7/1/29	845	844
[1]	Petsmart Inc.	4.750%	2/15/28	580	602
[1]	Petsmart Inc.	7.750%	2/15/29	250	276
	PulteGroup Inc.	5.500%	3/1/26	818	958
	PVH Corp.	4.625%	7/10/25	1,135	1,266
[1]	Scientific Games International Inc.	7.000%	5/15/28	1,975	2,158
	Service Corp. International	4.625%	12/15/27	505	535
	Service Corp. International	5.125%	6/1/29	2,105	2,285
	Service Corp. International	3.375%	8/15/30	650	638
	Service Corp. International	4.000%	5/15/31	1,560	1,591
[1]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/27	600	609
[5,6,7,8]	SRAM LLC	—%	11/30/27	683	682
[1]	Taylor Morrison Communities Inc.	5.875%	6/15/27	750	850
[1]	Taylor Morrison Communities Inc.	5.125%	8/1/30	1,075	1,165
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	331
	Toll Brothers Finance Corp.	4.875%	3/15/27	710	807
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,161	1,245
	Under Armour Inc.	3.250%	6/15/26	2,310	2,395
[1]	William Carter Co.	5.500%	5/15/25	280	296
[1]	William Carter Co.	5.625%	3/15/27	404	425
[1]	Williams Scotsman International Inc.	4.625%	8/15/28	60	62
[1]	WW International Inc.	4.500%	4/15/29	1,445	1,459
[5,6]	WW International Inc. Bank Loan, 3M USD LIBOR + 3.500%	4.000%	11/30/27	325	326

4

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.500%	3/1/25	1,530	1,647
[1]	Yum! Brands Inc.	7.750%	4/1/25	1,150	1,253
[1]	Yum! Brands Inc.	4.750%	1/15/30	910	985
	Yum! Brands Inc.	3.625%	3/15/31	1,550	1,549
					108,956
Consumer Staples (4.1%)
	B&G Foods Inc.	5.250%	9/15/27	4,020	4,189
[1,4]	Bellis Acquisition Co. plc	3.250%	2/16/26	508	704
[1,2]	Darling Global Finance BV	3.625%	5/15/26	395	475
[1]	Darling Ingredients Inc.	5.250%	4/15/27	795	834
[1]	Energizer Holdings Inc.	4.750%	6/15/28	3,420	3,516
[1]	Energizer Holdings Inc.	4.375%	3/31/29	580	581
[5,6]	Froneri International Ltd. Bank Loan, 1M USD LIBOR + 2.250%	2.354%	11/30/26	896	882
	Kraft Heinz Foods Co.	4.250%	3/1/31	1,200	1,366
	Kraft Heinz Foods Co.	5.200%	7/15/45	3,010	3,740
[1]	Lamb Weston Holdings Inc.	4.875%	11/1/26	256	265
[1]	Performance Food Group Inc.	6.875%	5/1/25	200	214
[1]	Performance Food Group Inc.	5.500%	10/15/27	2,685	2,825
[1]	Post Holdings Inc.	5.750%	3/1/27	970	1,016
[1]	Post Holdings Inc.	5.625%	1/15/28	2,170	2,306
[1]	Post Holdings Inc.	4.625%	4/15/30	3,364	3,424
[1]	Post Holdings Inc.	4.500%	9/15/31	2,485	2,480
[5,6]	Revlon Consumer Products Corp. Bank Loan, 3M USD LIBOR + 3.500%	4.250%	11/30/22	752	384
	TreeHouse Foods Inc.	4.000%	9/1/28	2,070	2,055
[1]	United Natural Foods Inc.	6.750%	10/15/28	695	747
					32,003
Energy (8.1%)
	Apache Corp.	4.875%	11/15/27	1,560	1,691
	Apache Corp.	5.100%	9/1/40	1,065	1,118
	Apache Corp.	5.250%	2/1/42	471	499
	Apache Corp.	4.750%	4/15/43	1,393	1,448
	Apache Corp.	4.250%	1/15/44	678	666
	Apache Corp.	5.350%	7/1/49	1,372	1,447
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.625%	12/15/25	435	471
[1]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/26	775	810
[1]	Buckeye Partners LP	4.125%	3/1/25	1,285	1,335
[1]	Buckeye Partners LP	4.500%	3/1/28	1,954	2,003
	Cheniere Energy Partners LP	4.500%	10/1/29	1,076	1,157
	Continental Resources Inc.	4.375%	1/15/28	1,553	1,717
[1]	Continental Resources Inc.	5.750%	1/15/31	960	1,150
	Continental Resources Inc.	4.900%	6/1/44	2,355	2,656
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,463
	DCP Midstream Operating LP	3.875%	3/15/23	801	833
[1]	DT Midstream Inc.	4.125%	6/15/29	665	675
[1]	DT Midstream Inc.	4.375%	6/15/31	785	800
	EnLink Midstream Partners LP	5.050%	4/1/45	906	779
	EQM Midstream Partners LP	4.750%	7/15/23	379	396
	EQM Midstream Partners LP	4.000%	8/1/24	420	431
[1]	EQM Midstream Partners LP	6.000%	7/1/25	1,580	1,718
[1]	EQM Midstream Partners LP	6.500%	7/1/27	1,710	1,906
	EQM Midstream Partners LP	5.500%	7/15/28	466	503
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	EQM Midstream Partners LP	4.500%	1/15/29	990	1,007
[1]	EQM Midstream Partners LP	4.750%	1/15/31	990	1,020
	EQT Corp.	3.000%	10/1/22	385	393
	EQT Corp.	7.625%	2/1/25	145	169
	EQT Corp.	8.500%	2/1/30	699	910
[1]	EQT Corp.	3.625%	5/15/31	640	669
[5,6]	NorthRiver Midstream Finance LP Bank Loan, 3M USD LIBOR + 3.250%	3.452%	10/31/24	725	718
	Occidental Petroleum Corp.	3.400%	4/15/26	365	373
	Occidental Petroleum Corp.	3.200%	8/15/26	100	101
	Occidental Petroleum Corp.	6.375%	9/1/28	240	279
	Occidental Petroleum Corp.	3.500%	8/15/29	128	128
	Occidental Petroleum Corp.	6.125%	1/1/31	676	795
	Ovintiv Inc.	7.200%	11/1/31	140	185
	Ovintiv Inc.	7.375%	11/1/31	1,344	1,789
	Ovintiv Inc.	6.500%	8/15/34	797	1,049
	Ovintiv Inc.	6.500%	2/1/38	715	954
[1]	Range Resources Corp.	8.250%	1/15/29	675	761
[1]	Rockies Express Pipeline LLC	4.950%	7/15/29	207	214
[1]	Rockies Express Pipeline LLC	4.800%	5/15/30	166	167
[1]	Rockies Express Pipeline LLC	7.500%	7/15/38	1,134	1,249
[1]	Rockies Express Pipeline LLC	6.875%	4/15/40	420	447
	Sunoco LP / Sunoco Finance Corp.	5.500%	2/15/26	1,589	1,637
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/27	2,265	2,376
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/28	725	770
[1]	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/29	805	822
[1]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	9/15/24	1,152	1,171
[1]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	5.500%	1/15/28	1,845	1,874
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375%	2/1/27	160	167
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	1,200	1,351
[1]	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/31	1,640	1,775
[1,9]	Transocean Guardian Ltd.	5.875%	1/15/24	1,281	1,247
[1,9]	Transocean Phoenix 2 Ltd.	7.750%	10/15/24	561	581
[1,9]	Transocean Pontus Ltd.	6.125%	8/1/25	1,041	1,051
[1,9]	Transocean Proteus Ltd.	6.250%	12/1/24	657	664
	Western Midstream Operating LP	4.350%	2/1/25	105	111
	Western Midstream Operating LP	3.950%	6/1/25	430	447
	Western Midstream Operating LP	4.650%	7/1/26	1,150	1,233
	Western Midstream Operating LP	4.500%	3/1/28	100	107
	Western Midstream Operating LP	4.750%	8/15/28	215	234
	Western Midstream Operating LP	5.450%	4/1/44	595	641

5

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Western Midstream Operating LP	5.300%	3/1/48	1,492	1,584
	Western Midstream Operating LP	6.500%	2/1/50	1,804	2,092
					62,984
Financials (9.1%)
[1]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/29	3,375	3,331
[1]	AerCap Global Aviation Trust	6.500%	6/15/45	3,950	4,224
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	1,045	1,121
	Aircastle Ltd.	5.000%	4/1/23	465	497
	Aircastle Ltd.	4.125%	5/1/24	2,110	2,253
[5,6]	Asurion LLC Bank Loan, 1M USD LIBOR + 3.000%	3.104%	10/31/23	3,017	2,984
[1]	Avolon Holdings Funding Ltd.	5.250%	5/15/24	1,630	1,792
	BNP Paribas SA	6.750%	12/29/49	2,205	2,283
[1]	Compass Group Diversified Holdings LLC	5.250%	4/15/29	470	489
	Credit Suisse Group AG	6.250%	12/29/49	5,880	6,445
[1]	DAE Funding LLC	5.250%	11/15/21	705	714
[1]	DAE Funding LLC	4.500%	8/1/22	1,264	1,268
[1]	DAE Funding LLC	5.000%	8/1/24	1,020	1,046
[1]	Enact Holdings Inc.	6.500%	8/15/25	2,190	2,413
	Fly Leasing Ltd.	5.250%	10/15/24	800	810
[1]	Freedom Mortgage Corp.	8.125%	11/15/24	296	306
[1]	Freedom Mortgage Corp.	8.250%	4/15/25	1,250	1,305
[1]	Freedom Mortgage Corp.	7.625%	5/1/26	88	91
	Genworth Holdings Inc.	7.625%	9/24/21	760	772
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,479
	Genworth Holdings Inc.	4.800%	2/15/24	475	472
[1]	goeasy Ltd.	4.375%	5/1/26	1,371	1,409
[1]	Home Point Capital Inc.	5.000%	2/1/26	300	280
	ING Groep NV	6.875%	12/29/49	2,805	2,920
[1]	Intesa Sanpaolo SPA	5.017%	6/26/24	900	978
[1]	Intesa Sanpaolo SPA	5.710%	1/15/26	3,880	4,360
[1]	LD Holdings Group LLC	6.500%	11/1/25	430	440
[1]	LD Holdings Group LLC	6.125%	4/1/28	225	225
	MGIC Investment Corp.	5.750%	8/15/23	685	740
	MGIC Investment Corp.	5.250%	8/15/28	885	938
[1]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/30	3,518	3,509
	Navient Corp.	6.500%	6/15/22	1,790	1,866
	Navient Corp.	5.500%	1/25/23	2,135	2,251
	Navient Corp.	7.250%	9/25/23	310	344
	Navient Corp.	6.750%	6/15/26	40	45
	OneMain Finance Corp.	8.250%	10/1/23	380	430
	OneMain Finance Corp.	6.125%	3/15/24	755	813
	OneMain Finance Corp.	7.125%	3/15/26	2,536	2,955
	OneMain Finance Corp.	3.500%	1/15/27	545	550
	OneMain Finance Corp.	4.000%	9/15/30	1,500	1,487
[1]	Park Aerospace Holdings Ltd.	5.500%	2/15/24	600	660
[1]	PennyMac Financial Services Inc.	5.375%	10/15/25	1,745	1,837
[1]	PennyMac Financial Services Inc.	4.250%	2/15/29	2,700	2,601
	Radian Group Inc.	4.500%	10/1/24	2,485	2,662
	Radian Group Inc.	6.625%	3/15/25	300	339
	Radian Group Inc.	4.875%	3/15/27	300	326
					71,060
Health Care (9.6%)
[1]	Acadia Healthcare Co. Inc.	5.500%	7/1/28	480	514
[1]	Acadia Healthcare Co. Inc.	5.000%	4/15/29	350	367
[1,2]	Avantor Funding Inc.	2.625%	11/1/25	2,316	2,809
[1]	Avantor Funding Inc.	4.625%	7/15/28	3,035	3,203
[1]	Bausch Health Cos. Inc.	6.125%	4/15/25	4,856	4,976
[1]	Bausch Health Cos. Inc.	5.500%	11/1/25	2,140	2,196
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Bausch Health Cos. Inc.	9.000%	12/15/25	815	874
[1]	Bausch Health Cos. Inc.	9.250%	4/1/26	520	565
[1]	Bausch Health Cos. Inc.	8.500%	1/31/27	1,150	1,250
[1]	Bausch Health Cos. Inc.	7.000%	1/15/28	540	558
[1]	Bausch Health Cos. Inc.	5.000%	1/30/28	1,295	1,231
[1]	Bausch Health Cos. Inc.	4.875%	6/1/28	925	946
[1]	Bausch Health Cos. Inc.	7.250%	5/30/29	60	61
[1]	Bausch Health Cos. Inc.	5.250%	1/30/30	2,120	1,978
[1,2]	CAB SELAS	3.375%	2/1/28	621	733
[1]	Catalent Pharma Solutions Inc.	5.000%	7/15/27	630	659
[1,2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	1,310	1,557
[2]	Catalent Pharma Solutions Inc.	2.375%	3/1/28	750	892
[1]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	185	179
	Centene Corp.	4.250%	12/15/27	2,080	2,194
	Centene Corp.	4.625%	12/15/29	735	809
	Centene Corp.	3.375%	2/15/30	810	847
	Centene Corp.	3.000%	10/15/30	590	606
[1]	Charles River Laboratories International Inc.	4.250%	5/1/28	1,550	1,605
[1]	Charles River Laboratories International Inc.	3.750%	3/15/29	640	648
[1]	Charles River Laboratories International Inc.	4.000%	3/15/31	570	592
[1]	CHS/Community Health Systems Inc.	6.625%	2/15/25	975	1,030
[1]	CHS/Community Health Systems Inc.	5.625%	3/15/27	1,315	1,403
[1]	CHS/Community Health Systems Inc.	6.000%	1/15/29	770	824
[1]	CHS/Community Health Systems Inc.	4.750%	2/15/31	835	838
[1,2]	Grifols SA	1.625%	2/15/25	810	968
[1,2]	Grifols SA	2.250%	11/15/27	1,325	1,596
	HCA Inc.	7.690%	6/15/25	130	158
	HCA Inc.	5.875%	2/15/26	2,895	3,350
	HCA Inc.	5.625%	9/1/28	390	463
	HCA Inc.	5.875%	2/1/29	450	544
	HCA Inc.	3.500%	9/1/30	5,575	5,936
[1]	Hill-Rom Holdings Inc.	4.375%	9/15/27	310	323
[1]	Hologic Inc.	3.250%	2/15/29	1,665	1,656
[5,6,7,8]	Icon Luxembourg Sarl, 1M USD LIBOR + 2.500%	—%	6/16/28	608	610
[5,6,7,8]	Indigo Merger Sub Inc., 1M USD LIBOR + 2.500%	—%	6/16/28	152	152
[1]	IQVIA Inc.	5.000%	5/15/27	4,093	4,286
[1,2]	IQVIA Inc.	2.250%	1/15/28	1,200	1,430
[1,2]	IQVIA Inc.	2.875%	6/15/28	1,405	1,716
[1]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	4.625%	6/15/25	395	415
[1]	Jaguar Holding Co. II / Pharmaceutical Product Development LP	5.000%	6/15/28	435	471
[1]	Jazz Securities DAC	4.375%	1/15/29	485	503
[1]	Organon Finance 1 LLC	4.125%	4/30/28	2,075	2,117
[1]	Organon Finance 1 LLC	5.125%	4/30/31	1,045	1,076
[1]	Par Pharmaceutical Inc.	7.500%	4/1/27	767	784
[1]	Teleflex Inc.	4.250%	6/1/28	1,991	2,076
	Tenet Healthcare Corp.	4.625%	7/15/24	279	283
[1]	Tenet Healthcare Corp.	4.625%	9/1/24	315	323
[1]	Tenet Healthcare Corp.	7.500%	4/1/25	305	329
[1]	Tenet Healthcare Corp.	4.875%	1/1/26	270	280
[1]	Tenet Healthcare Corp.	4.625%	6/15/28	870	895
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	2,890	2,749

6

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/28	2,000	2,190
					74,623
Industrials (6.1%)
[1]	Aramark Services Inc.	5.000%	4/1/25	1,935	1,984
[1]	Aramark Services Inc.	5.000%	2/1/28	980	1,025
[1]	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,357
[1]	Ashtead Capital Inc.	4.375%	8/15/27	1,545	1,620
[1]	Brand Industrial Services Inc.	8.500%	7/15/25	3,262	3,326
[5,6,7]	Brown Group Holding LLC Bank Loan, 3M USD LIBOR + 2.750%	3.250%	6/7/28	3,210	3,194
[1]	BWX Technologies Inc.	4.125%	6/30/28	1,008	1,027
[1]	BWX Technologies Inc.	4.125%	4/15/29	1,315	1,338
[1]	Clean Harbors Inc.	4.875%	7/15/27	1,414	1,484
[1]	Clean Harbors Inc.	5.125%	7/15/29	768	835
[1]	Core & Main LP	6.125%	8/15/25	160	163
[5,6]	Core & Main LP Bank Loan, 3M USD LIBOR + 2.750%	3.750%	11/30/23	260	260
[1]	Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.	5.750%	1/20/26	500	537
[1]	Herc Holdings Inc.	5.500%	7/15/27	5,966	6,291
[1,2]	Loxam SAS	4.250%	4/15/24	190	227
[2]	Loxam SAS	2.875%	4/15/26	655	776
[2]	Loxam SAS	3.750%	7/15/26	750	910
[1]	Mueller Water Products Inc.	4.000%	6/15/29	175	180
[1,2]	Q-Park Holding I BV	1.500%	3/1/25	805	919
[1,2]	Q-Park Holding I BV	2.000%	3/1/27	1,025	1,156
[1]	Sensata Technologies BV	4.875%	10/15/23	300	322
[1]	Sensata Technologies BV	5.625%	11/1/24	575	641
[1]	Sensata Technologies BV	5.000%	10/1/25	1,625	1,810
[1]	Sensata Technologies Inc.	4.375%	2/15/30	400	422
[1]	Sensata Technologies Inc.	3.750%	2/15/31	1,642	1,624
[1]	Spirit AeroSystems Inc.	5.500%	1/15/25	750	798
[1,2]	SSANGYONG C&E Co. Ltd.	4.375%	7/15/27	275	340
[1]	Stericycle Inc.	3.875%	1/15/29	255	256
[1]	TK Elevator U.S. Newco Inc.	5.250%	7/15/27	1,160	1,222
[1]	United Airlines Inc.	4.375%	4/15/26	260	269
[1]	United Airlines Inc.	4.625%	4/15/29	295	306
	United Rentals North America Inc.	5.500%	5/15/27	2,125	2,251
	United Rentals North America Inc.	4.875%	1/15/28	1,794	1,904
	United Rentals North America Inc.	5.250%	1/15/30	740	811
	United Rentals North America Inc.	4.000%	7/15/30	3,430	3,530
	United Rentals North America Inc.	3.875%	2/15/31	1,206	1,228
[1,2]	Verisure Holding AB	3.250%	2/15/27	688	817
[1,2]	Verisure Midholding AB	5.250%	2/15/29	221	269
[1,2]	Vertical Holdco GmbH	6.625%	7/15/28	200	252
					47,681
Materials (10.2%)
[1]	ARD Finance SA	6.500%	6/30/27	955	1,002
[1]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	1,190	1,190
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	1,490	1,538
[1,4]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.750%	7/15/27	160	225
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	700	714
[1]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/27	3,655	3,732
	Ball Corp.	4.875%	3/15/26	1,100	1,226
[2]	Ball Corp.	1.500%	3/15/27	920	1,105
[1]	Berry Global Inc.	4.500%	2/15/26	983	1,005
[1]	Berry Global Inc.	4.875%	7/15/26	2,120	2,243
[1]	Berry Global Inc.	5.625%	7/15/27	215	227
	Cemex SAB de CV	7.375%	6/5/27	565	637
	Cemex SAB de CV	5.450%	11/19/29	590	650
[1]	Cemex SAB de CV	3.875%	7/11/31	1,285	1,303
[1,2]	CeramTec BondCo GmbH	5.250%	12/15/25	425	510
	CF Industries Inc.	5.375%	3/15/44	596	738
	Chemours Co.	7.000%	5/15/25	3,115	3,213
	Commercial Metals Co.	5.375%	7/15/27	595	631
	Commercial Metals Co.	3.875%	2/15/31	145	146
[1]	Constellium SE	5.875%	2/15/26	1,025	1,055
[1]	Constellium SE	5.625%	6/15/28	500	537
[1]	Constellium SE	3.750%	4/15/29	1,105	1,095
	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500%	1/15/23	300	315
	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750%	2/1/26	2,715	2,817
[1,2]	Crown European Holdings SA	2.875%	2/1/26	1,555	1,960
[1,2]	Diamond BC BV	5.625%	8/15/25	3,035	3,661
[1]	Flex Acquisition Co. Inc.	6.875%	1/15/25	4,000	4,075
[1]	Flex Acquisition Co. Inc.	7.875%	7/15/26	845	880
	Graphic Packaging International LLC	4.125%	8/15/24	1,045	1,121
[1]	Graphic Packaging International LLC	4.750%	7/15/27	205	222
[1]	Graphic Packaging International LLC	3.500%	3/15/28	2,765	2,785
[1]	Graphic Packaging International LLC	3.500%	3/1/29	540	535
[1]	Novelis Corp.	5.875%	9/30/26	2,206	2,297
[1]	Novelis Corp.	4.750%	1/30/30	1,889	1,983
[1]	OCI NV	5.250%	11/1/24	3,230	3,326
[1]	OCI NV	4.625%	10/15/25	655	684
[1]	OI European Group BV	4.000%	3/15/23	675	696
	Olin Corp.	5.125%	9/15/27	1,775	1,854
	Olin Corp.	5.625%	8/1/29	730	804
	Olin Corp.	5.000%	2/1/30	1,097	1,170
[1]	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	2,140	2,306
[1]	Owens-Brockway Glass Container Inc.	5.375%	1/15/25	640	685
[1]	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	1,245	1,390
[1]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	1,180	1,284
[1]	Sealed Air Corp.	4.000%	12/1/27	424	451
	Silgan Holdings Inc.	4.750%	3/15/25	84	85
	Silgan Holdings Inc.	4.125%	2/1/28	2,545	2,641
[2]	Silgan Holdings Inc.	2.250%	6/1/28	1,320	1,573
[1]	Standard Industries Inc.	5.000%	2/15/27	700	726
[1]	Standard Industries Inc.	4.750%	1/15/28	1,025	1,073
[1]	Standard Industries Inc.	4.375%	7/15/30	2,805	2,892
[1]	Standard Industries Inc.	3.375%	1/15/31	3,015	2,885
[5,6]	Starfruit Finco B.V. Bank Loan, 1M USD LIBOR + 2.750%	2.843%	10/31/24	609	604
[2]	Trivium Packaging Finance BV	3.750%	8/15/26	1,000	1,202

7

High Yield Bond Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Trivium Packaging Finance BV	3.750%	8/15/26	180	216
[1]	Trivium Packaging Finance BV	5.500%	8/15/26	745	782
[1]	Tronox Inc.	4.625%	3/15/29	2,030	2,053
[1]	Valvoline Inc.	3.625%	6/15/31	1,040	1,040
					79,795
Real Estate (0.7%)
[1]	Iron Mountain Inc.	4.875%	9/15/27	595	617
[1]	Iron Mountain Inc.	4.875%	9/15/29	782	808
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	150	163
	Service Properties Trust	4.750%	10/1/26	519	512
[1]	VICI Properties LP / VICI Note Co. Inc.	4.250%	12/1/26	1,635	1,699
[1]	VICI Properties LP / VICI Note Co. Inc.	3.750%	2/15/27	458	468
[1]	VICI Properties LP / VICI Note Co. Inc.	4.625%	12/1/29	820	871
					5,138
Technology (11.0%)
[1]	Black Knight InfoServ LLC	3.625%	9/1/28	2,147	2,139
[1]	Booz Allen Hamilton Inc.	3.875%	9/1/28	300	306
[1]	Booz Allen Hamilton Inc.	4.000%	7/1/29	370	378
[1]	BY Crown Parent LLC / BY Bond Finance Inc.	4.250%	1/31/26	1,567	1,641
	CDK Global Inc.	4.875%	6/1/27	785	832
[1]	CDK Global Inc.	5.250%	5/15/29	2,220	2,422
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	112	125
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	1,340	1,400
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	2,745	2,881
	CDW LLC / CDW Finance Corp.	3.250%	2/15/29	1,977	2,000
[1]	Dun & Bradstreet Corp.	6.875%	8/15/26	453	480
[5,6]	Dun & Bradstreet Corp. Bank Loan, 1M USD LIBOR + 3.325%	3.345%	11/30/25	3,318	3,300
[1]	Entegris Inc.	4.375%	4/15/28	1,905	1,989
[1]	Entegris Inc.	3.625%	5/1/29	575	582
[1]	Gartner Inc.	3.625%	6/15/29	430	437
[1]	Gartner Inc.	3.750%	10/1/30	1,510	1,545
[1]	Imola Merger Corp.	4.750%	5/15/29	7,050	7,251
	Microchip Technology Inc.	4.250%	9/1/25	1,025	1,077
[1]	MSCI Inc.	5.375%	5/15/27	690	735
[1]	MSCI Inc.	4.000%	11/15/29	1,820	1,920
[1]	MSCI Inc.	3.625%	9/1/30	245	251
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.500%	7/15/29	1,738	1,742
[1]	Nielsen Finance LLC / Nielsen Finance Co.	4.750%	7/15/31	2,050	2,056
	Nokia of America Corp.	6.500%	1/15/28	1,355	1,469
	Nokia of America Corp.	6.450%	3/15/29	2,612	2,954
	Nokia Oyj	4.375%	6/12/27	725	800
	Nokia Oyj	6.625%	5/15/39	3,460	4,509
	NortonLifeLock Inc.	3.950%	6/15/22	345	351
[1]	NortonLifeLock Inc.	5.000%	4/15/25	4,250	4,304
[1]	Open Text Corp.	5.875%	6/1/26	2,180	2,256
[1]	Open Text Corp.	3.875%	2/15/28	3,103	3,153
[1]	Open Text Holdings Inc.	4.125%	2/15/30	3,080	3,139
[5,6]	Peraton Corp. Bank Loan, 1M USD LIBOR + 3.750%	4.500%	11/30/27	1,541	1,545
[1]	Presidio Holdings Inc.	4.875%	2/1/27	2,577	2,656
[1]	Presidio Holdings Inc.	8.250%	2/1/28	1,130	1,231
[1]	PTC Inc.	3.625%	2/15/25	335	345
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	PTC Inc.	4.000%	2/15/28	635	656
[1]	Qorvo Inc.	3.375%	4/1/31	1,570	1,634
[5,6]	SS&C European Holdings S.A.R.L. Bank Loan, 1M USD LIBOR + 1.750%	1.854%	11/30/24	478	472
[1]	SS&C Technologies Inc.	5.500%	9/30/27	4,075	4,322
[5,6]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.854%	11/30/24	629	622
[5,6]	SS&C Technologies Inc. Bank Loan, 1M USD LIBOR + 1.750%	1.854%	11/30/24	666	658
	Western Digital Corp.	4.750%	2/15/26	2,554	2,838
	Xerox Corp.	4.375%	3/15/23	698	728
	Xerox Corp.	4.800%	3/1/35	542	545
	Xerox Corp.	6.750%	12/15/39	1,995	2,192
[1]	Xerox Holdings Corp.	5.000%	8/15/25	155	164
[1]	Xerox Holdings Corp.	5.500%	8/15/28	4,435	4,584
					85,616
Utilities (1.8%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625%	5/20/24	1,395	1,527
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500%	5/20/25	620	682
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875%	8/20/26	1,765	1,976
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/27	1,385	1,548
[1]	Clearway Energy Operating LLC	4.750%	3/15/28	571	599
[1]	Clearway Energy Operating LLC	3.750%	2/15/31	2,370	2,350
[1]	NextEra Energy Operating Partners LP	4.250%	7/15/24	983	1,037
[1]	NextEra Energy Operating Partners LP	4.250%	9/15/24	103	109
[1]	NextEra Energy Operating Partners LP	3.875%	10/15/26	3,035	3,207
[1]	NextEra Energy Operating Partners LP	4.500%	9/15/27	700	759
[1]	Suburban Propane Partners LP	5.000%	6/1/31	555	568
					14,362
Total Corporate Bonds (Cost $695,107)					729,428
				Shares
Common Stocks (0.0%)
Other (0.0%)
*,10	Homer City Holdings LLC (Cost $1,287)			62,633	—

8

High Yield Bond Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Temporary Cash Investments (5.9%)
Repurchase Agreement (5.9%)
Bank of America Securities LLC (Dated 6/30/21, Repurchase Value $46,200,000, collateralized by Federal National Mortgage Association 2.500%, 10/1/50, with a value of $47,124,000) (Cost $46,200)	0.050%	7/1/21	46,200	46,200
Total Investments (99.5%) (Cost $742,594)				775,628
Other Assets and Liabilities—Net (0.5%)				4,061
Net Assets (100%)				779,689
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $436,138,000, representing 55.9% of net assets.
2	Face amount denominated in euro.
3	Face amount denominated in Canadian dollars.
4	Face amount denominated in British pounds.
5	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At June 30, 2021, the aggregate value of these securities was $24,116,000, representing 3.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2021.
8	Represents an unsettled loan as of June 30, 2021. The coupon rate is not known until the settlement date.
9	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
10	Security value determined using significant unobservable inputs.
1M—1-month.
3M—3-month.
6M—6-month.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	7/30/21	USD	2,083	CAD	2,565	14	—
BNP Paribas	7/30/21	USD	32,858	EUR	27,486	246	—
JPMorgan Chase Bank, N.A.	7/30/21	USD	2,290	GBP	1,641	21	—
						281	—
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $1,046,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
9

High Yield Bond Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $742,594)	775,628
Investment in Vanguard	28
Foreign Currency, at Value (Cost $6)	6
Receivables for Investment Securities Sold	368
Receivables for Accrued Income	9,705
Receivables for Capital Shares Issued	492
Unrealized Appreciation—Forward Currency Contracts	281
Total Assets	786,508
Liabilities
Due to Custodian	206
Payables for Investment Securities Purchased	6,350
Payables to Investment Advisor	121
Payables for Capital Shares Redeemed	77
Payables to Vanguard	65
Total Liabilities	6,819
Net Assets	779,689
At June 30, 2021, net assets consisted of:

Paid-in Capital	744,273
Total Distributable Earnings (Loss)	35,416
Net Assets	779,689

Net Assets
Applicable to 98,174,908 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	779,689
Net Asset Value Per Share	$7.94

See accompanying Notes, which are an integral part of the Financial Statements.
10

High Yield Bond Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest	18,816
Total Income	18,816
Expenses
Investment Advisory Fees—Note B	245
The Vanguard Group—Note C
Management and Administrative	773
Marketing and Distribution	26
Custodian Fees	7
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Total Expenses	1,057
Net Investment Income	17,759
Realized Net Gain (Loss)
Investment Securities Sold	6,928
Forward Currency Contracts	662
Foreign Currencies	10
Realized Net Gain (Loss)	7,600
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(8,422)
Forward Currency Contracts	523
Foreign Currencies	(15)
Change in Unrealized Appreciation (Depreciation)	(7,914)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,445

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,759	35,499
Realized Net Gain (Loss)	7,600	(14,050)
Change in Unrealized Appreciation (Depreciation)	(7,914)	21,715
Net Increase (Decrease) in Net Assets Resulting from Operations	17,445	43,164
Distributions
Total Distributions	(34,925)	(39,449)
Capital Share Transactions
Issued	64,108	259,625
Issued in Lieu of Cash Distributions	34,925	39,449
Redeemed	(133,071)	(254,487)
Net Increase (Decrease) from Capital Share Transactions	(34,038)	44,587
Total Increase (Decrease)	(51,518)	48,302
Net Assets
Beginning of Period	831,207	782,905
End of Period	779,689	831,207

See accompanying Notes, which are an integral part of the Financial Statements.
11

High Yield Bond Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$8.12	$8.19	$7.53	$8.13	$7.99	$7.59
Investment Operations
Net Investment Income	.173[1]	.353[1]	.410[1]	.420[1]	.419[1]	.397
Net Realized and Unrealized Gain (Loss) on Investments	(.009)	.021	.731	(.636)	.119	.426
Total from Investment Operations	.164	.374	1.141	(.216)	.538	.823
Distributions
Dividends from Net Investment Income	(.344)	(.444)	(.481)	(.384)	(.398)	(.423)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.344)	(.444)	(.481)	(.384)	(.398)	(.423)
Net Asset Value, End of Period	$7.94	$8.12	$8.19	$7.53	$8.13	$7.99
Total Return	2.13%	5.67%	15.67%	-2.73%	7.00%	11.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$780	$831	$783	$704	$752	$622
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	4.38%	4.57%	5.21%	5.39%	5.22%	5.44%
Portfolio Turnover Rate	16%	41%	27%	23%	28%	27%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.
12

High Yield Bond Portfolio
Notes to Financial Statements
The High Yield Bond Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2021, the portfolio’s average investment in forward currency contracts represented 5% of net assets, based on the average of the notional amounts at each quarter-end during the period.
13

High Yield Bond Portfolio
4. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the portfolio for a fee calculated at an annual percentage rate of average net assets. For the six months ended June 30, 2021, the investment advisory fee represented an effective annual basic rate of 0.06% of the portfolio’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing,
14

High Yield Bond Portfolio
and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the portfolio’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Corporate Bonds	—	729,428	—	729,428
Common Stocks	—	—	—	—
Temporary Cash Investments	—	46,200	—	46,200
Total	—	775,628	—	775,628
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	281	—	281
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	745,291
Gross Unrealized Appreciation	33,778
Gross Unrealized Depreciation	(3,160)
Net Unrealized Appreciation (Depreciation)	30,618
The portfolio’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2020, the portfolio had available capital losses totaling $19,119,000 that may be carried forward indefinitely to offset future net capital gains. The portfolio will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2021; should the portfolio realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended June 30, 2021, the portfolio purchased $119,717,000 of investment securities and sold $176,961,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,203,000 and $8,206,000, respectively.
15

High Yield Bond Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	8,017	34,269
Issued in Lieu of Cash Distributions	4,518	5,853
Redeemed	(16,768)	(33,293)
Net Increase (Decrease) in Shares Outstanding	(4,233)	6,829
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds High Yield Bond Portfolio has renewed the portfolio’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the portfolio’s advisory arrangement was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is supported by a dedicated team of high-yield and bank loan analysts who conduct in-depth credit research on high-yield issuers, seeking to identify those with stable or improving business prospects and attractive yields. Wellington Management focuses on higher-quality bonds, as it believes that these issues offer a more attractive risk/return trade-off over the long term than lower-rated bonds within the high-yield universe. The advisor seeks to maintain credit quality and diversification guidelines in order to minimize the risk of potential defaults. Wellington Management has advised the portfolio since its inception in 1996.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate without any need for asset-level breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangement again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the High Yield Bond Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
18

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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692HY 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
International Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	12
Liquidity Risk Management	14

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
International Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,061.00	$1.94
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

International Portfolio
Portfolio Allocation
As of June 30, 2021
China	17.5%
United States	16.1
Netherlands	9.5
Germany	8.3
Japan	8.3
France	6.7
United Kingdom	4.9
Switzerland	4.3
Denmark	3.8
Italy	2.7
Sweden	2.6
Hong Kong	2.4
Belgium	2.2
Taiwan	2.1
India	1.5
Spain	1.4
South Korea	1.2
Canada	1.0
Australia	0.8
Norway	0.8
Brazil	0.5
Israel	0.5
Austria	0.4
Singapore	0.3
Indonesia	0.2
The table reflects the portfolio’s investments, except for short-term investments and derivatives.
2

International Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.5%)
Australia (0.8%)
*	Afterpay Ltd.	387,697	34,412
*	Xero Ltd.	22,335	2,297
			36,709
Austria (0.4%)
	Erste Group Bank AG	505,751	18,592
Belgium (2.1%)
	Umicore SA	748,185	45,773
*	Argenx SE	120,433	36,336
	UCB SA	136,574	14,304
			96,413
Brazil (0.4%)
	B3 SA - Brasil Bolsa Balcao	4,022,676	13,603
	Raia Drogasil SA	1,407,155	6,991
			20,594
Canada (1.0%)
	Toronto-Dominion Bank	355,423	24,908
	Canadian National Railway Co.	200,093	21,112
			46,020
China (17.0%)
	Tencent Holdings Ltd.	2,771,200	208,651
*	Alibaba Group Holding Ltd.	4,919,388	139,484
*,1	Meituan Class B	2,796,922	115,376
*	NIO Inc. ADR	1,935,560	102,972
*	Alibaba Group Holding Ltd. ADR	196,627	44,591
	Ping An Insurance Group Co. of China Ltd. Class H	2,697,500	26,369
*	Baidu Inc. ADR	126,280	25,748
*,1	Wuxi Biologics Cayman Inc.	1,250,000	22,888
*	TAL Education Group ADR	826,204	20,845
*	Pinduoduo Inc. ADR	135,710	17,238
*	China Mengniu Dairy Co. Ltd.	2,843,000	17,175
*	Full Truck Alliance Co. Ltd. ADR	740,642	15,094
*	JD.com Inc. ADR	93,808	7,487
*	Kingdee International Software Group Co. Ltd.	1,886,000	6,388
			770,306
Denmark (3.7%)
*	Genmab A/S	159,318	65,279
	Vestas Wind Systems A/S	1,267,655	49,530
	Ambu A/S Class B	860,929	33,127
	Novozymes A/S Class B	146,979	11,089
	Pandora A/S	48,424	6,533
	Chr Hansen Holding A/S	14,170	1,279
			166,837
		Shares	Market Value• ($000)
France (6.5%)
	Kering SA	170,928	149,770
	L'Oreal SA (XPAR)	159,661	71,304
	Schneider Electric SE	291,615	45,971
*	Alstom SA	301,665	15,242
	Legrand SA	105,387	11,169
			293,456
Germany (8.1%)
*,1,2	Zalando SE	769,908	93,113
*	HelloFresh SE	648,450	63,035
*,1	Delivery Hero SE	461,847	61,022
	Bayerische Motoren Werke AG	261,961	27,772
	adidas AG	61,173	22,827
	Infineon Technologies AG	560,458	22,543
*,2	CureVac NV	214,039	15,728
*,2	Jumia Technologies AG ADR	477,446	14,481
	Knorr-Bremse AG	105,275	12,112
	Daimler AG (Registered)	127,490	11,392
	SAP SE	74,456	10,458
	GEA Group AG	137,309	5,564
*	MorphoSys AG	44,480	3,452
*,2	Home24 SE	156,566	2,925
			366,424
Hong Kong (2.4%)
	AIA Group Ltd.	5,402,600	67,023
	Hong Kong Exchanges & Clearing Ltd.	521,740	31,059
	BOC Hong Kong Holdings Ltd.	2,631,000	8,917
			106,999
India (1.4%)
	Housing Development Finance Corp. Ltd.	1,000,325	33,384
	HDFC Bank Ltd.	1,109,381	22,407
	Larsen & Toubro Ltd.	357,535	7,231
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	2,287
			65,309
Indonesia (0.2%)
	Bank Central Asia Tbk PT	4,752,000	9,883
Israel (0.4%)
*	Wix.com Ltd.	69,195	20,086
Italy (2.6%)
	Ferrari NV	254,073	52,452
	Intesa Sanpaolo SPA	8,119,090	22,460
	EXOR NV	271,195	21,764
	Stellantis NV	907,257	17,849
*	FinecoBank Banca Fineco SPA	169,711	2,962
			117,487
		Shares	Market Value• ($000)
Japan (8.0%)
	M3 Inc.	1,453,400	105,892
	Nidec Corp.	697,100	80,160
	SMC Corp.	70,600	41,767
	Sony Group Corp.	272,200	26,395
	Recruit Holdings Co. Ltd.	458,500	22,484
	Bridgestone Corp.	388,900	17,676
	Takeda Pharmaceutical Co. Ltd.	450,600	15,122
	Toyota Motor Corp.	116,400	10,175
	Murata Manufacturing Co. Ltd.	133,100	10,139
	Sekisui Chemical Co. Ltd.	558,100	9,556
	Kubota Corp.	466,300	9,433
	SBI Holdings Inc.	293,000	6,921
	SoftBank Group Corp.	84,500	5,893
	Pigeon Corp.	95,700	2,699
			364,312
Netherlands (9.3%)
	ASML Holding NV	384,034	265,106
*,1	Adyen NV	46,180	113,249
	Royal Dutch Shell plc Class A (XLON)	1,155,223	23,342
	Royal Dutch Shell plc Class A	948,309	19,155
			420,852
Norway (0.8%)
	Equinor ASA	1,163,734	24,634
	DNB ASA	464,919	10,133
			34,767
Singapore (0.3%)
*	Sea Ltd. ADR	48,353	13,278
South Korea (1.2%)
	Samsung Electronics Co. Ltd.	516,545	36,977
	Samsung SDI Co. Ltd.	26,354	16,317
			53,294
Spain (1.4%)
*	Banco Bilbao Vizcaya Argentaria SA	3,979,604	24,685
	Iberdrola SA (XMAD)	1,660,029	20,244
	Industria de Diseno Textil SA	521,728	18,421
			63,350
Sweden (2.5%)
	Atlas Copco AB Class A	726,389	44,606
*,2	Kinnevik AB Class B	607,166	24,313
*	Oatly Group AB ADR	827,648	20,244
	Assa Abloy AB Class B	520,653	15,697
	Svenska Handelsbanken AB Class A	990,505	11,181
			116,041
Switzerland (4.1%)
	Roche Holding AG	121,156	45,656
	Nestle SA (Registered)	347,875	43,362
3

International Portfolio
		Shares	Market Value• ($000)
	Temenos AG (Registered)	117,419	18,878
	Cie Financiere Richemont SA Class A (Registered)	136,180	16,509
	Lonza Group AG (Registered)	23,257	16,488
	Alcon Inc.	199,409	13,986
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	1,328	13,220
	Sika AG (Registered)	31,999	10,484
	Straumann Holding AG (Registered)	4,858	7,749
	Novartis AG (Registered)	13,089	1,194
			187,526
Taiwan (2.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,274,000	92,054
United Kingdom (4.3%)
*	Ocado Group plc	1,546,122	42,840
	Diageo plc	661,917	31,725
	AstraZeneca plc	230,305	27,670
*	Burberry Group plc	529,657	15,148
	National Grid plc	1,160,903	14,766
	Barclays plc	5,955,507	14,133
	Reckitt Benckiser Group plc	146,043	12,903
	GlaxoSmithKline plc	633,626	12,456
	Bunzl plc	353,952	11,709
*	Whitbread plc	199,255	8,613
*	Next plc	27,959	3,043
			195,006
United States (15.6%)
*	MercadoLibre Inc.	114,545	178,437
*	Tesla Inc.	208,639	141,812
*	Illumina Inc.	284,744	134,744
*	Moderna Inc.	515,706	121,181
*	Spotify Technology SA	297,150	81,891
*	Amazon.com Inc.	8,379	28,825
*	Booking Holdings Inc.	6,296	13,776
		Shares	Market Value• ($000)
	Stellantis NV (XNYS)	505,456	9,941
			710,607
Total Common Stocks (Cost $2,500,056)			4,386,202
Preferred Stock (0.5%)
*,3,4,5	You & Mr. Jones PP (Acquired 9/23/15) (Cost $5,200)	5,200,000	23,218
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[6,7]	Vanguard Market Liquidity Fund, 0.056% (Cost $166,899)	1,668,989	166,899
Total Investments (100.7%) (Cost $2,672,155)			4,576,319
Other Assets and Liabilities— Net (-0.7%)			(33,444)
Net Assets (100%)			4,542,875
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $405,648,000, representing 8.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,871,000.
3	Restricted securities totaling $25,505,000, representing 0.5% of net assets.
4	Security value determined using significant unobservable inputs.
5	Perpetual security with no stated maturity date.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $39,321,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	5	1,072	13
MSCI EAFE Index	September 2021	552	63,593	(1,586)
MSCI Emerging Markets Index	September 2021	439	29,958	(120)
				(1,693)

See accompanying Notes, which are an integral part of the Financial Statements.
4

International Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,505,256)	4,409,420
Affiliated Issuers (Cost $166,899)	166,899
Total Investments in Securities	4,576,319
Investment in Vanguard	154
Cash	536
Cash Collateral Pledged—Futures Contracts	5,879
Receivables for Investment Securities Sold	22,426
Receivables for Accrued Income	7,564
Receivables for Capital Shares Issued	319
Other Assets	48
Total Assets	4,613,245
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $768)	747
Payables for Investment Securities Purchased	24,425
Collateral for Securities on Loan	39,321
Payables to Investment Advisor	2,288
Payables for Capital Shares Redeemed	1,418
Payables to Vanguard	352
Variation Margin Payable—Futures Contracts	705
Deferred Foreign Capital Gains Taxes	1,114
Total Liabilities	70,370
Net Assets	4,542,875
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,355,300
Total Distributable Earnings (Loss)	3,187,575
Net Assets	4,542,875

Net Assets
Applicable to 106,187,531 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,542,875
Net Asset Value Per Share	$42.78

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends[1]	42,483
Interest[2]	76
Securities Lending—Net	768
Total Income	43,327
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,151
Performance Adjustment	975
The Vanguard Group—Note C
Management and Administrative	4,803
Marketing and Distribution	138
Custodian Fees	93
Shareholders’ Reports	10
Trustees’ Fees and Expenses	1
Total Expenses	10,171
Net Investment Income	33,156
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,240,627
Futures Contracts	17,417
Foreign Currencies	(159)
Realized Net Gain (Loss)	1,257,885
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(970,841)
Futures Contracts	(4,803)
Foreign Currencies	(254)
Change in Unrealized Appreciation (Depreciation)	(975,898)
Net Increase (Decrease) in Net Assets Resulting from Operations	315,143
1	Dividends are net of foreign withholding taxes of $3,911,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $72,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $839,179,000 of net gain (loss) resulting from in-kind redemptions.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $240,000.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,156	21,426
Realized Net Gain (Loss)	1,257,885	406,591
Change in Unrealized Appreciation (Depreciation)	(975,898)	1,700,505
Net Increase (Decrease) in Net Assets Resulting from Operations	315,143	2,128,522
Distributions
Total Distributions	(424,362)	(147,347)
Capital Share Transactions
Issued	441,678	673,953
Issued in Lieu of Cash Distributions	424,362	147,347
Redeemed	(2,111,201)	(928,547)
Net Increase (Decrease) from Capital Share Transactions	(1,245,161)	(107,247)
Total Increase (Decrease)	(1,354,380)	1,873,928
Net Assets
Beginning of Period	5,897,255	4,023,327
End of Period	4,542,875	5,897,255

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$43.57	$29.00	$23.14	$27.34	$19.54	$19.80
Investment Operations
Net Investment Income[1]	.269	.158	.371	.367	.224	.271
Net Realized and Unrealized Gain (Loss) on Investments	2.149	15.535	6.692	(3.644)	7.992	.075
Total from Investment Operations	2.418	15.693	7.063	(3.277)	8.216	.346
Distributions
Dividends from Net Investment Income	(.123)	(.397)	(.378)	(.212)	(.258)	(.280)
Distributions from Realized Capital Gains	(3.085)	(.726)	(.825)	(.711)	(.158)	(.326)
Total Distributions	(3.208)	(1.123)	(1.203)	(.923)	(.416)	(.606)
Net Asset Value, End of Period	$42.78	$43.57	$29.00	$23.14	$27.34	$19.54
Total Return	6.10%	57.58%	31.22%	-12.61%	42.60%	1.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,543	$5,897	$4,023	$3,109	$3,198	$2,131
Ratio of Total Expenses to Average Net Assets[2]	0.38%	0.38%	0.38%	0.37%	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.24%	0.49%	1.43%	1.36%	0.93%	1.40%
Portfolio Turnover Rate	11%[3]	22%	14%	16%	16%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.04%, 0.04%, 0.03%, 0.03%, and 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Portfolio
Notes to Financial Statements
The International Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.The portfolio invests in securities of foreign issuers, which may subject to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8

International Portfolio
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are
9

International Portfolio
amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the portfolio’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The portfolio has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
Vanguard manages the cash reserves of the portfolio as described below.
For the six months ended June 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.16% of the portfolio’s average net assets, before a net increase of $975,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $154,000, representing less than 0.01% of the portfolio’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
10

International Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	767,280	9,941	—	777,221
Common Stocks—Other	317,792	3,288,902	2,287	3,608,981
Preferred Stock	—	—	23,218	23,218
Temporary Cash Investments	166,899	—	—	166,899
Total	1,251,971	3,298,843	25,505	4,576,319
Derivative Financial Instruments
Assets
Futures Contracts[1]	13	—	—	13
Liabilities
Futures Contracts[1]	1,706	—	—	1,706
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,672,697
Gross Unrealized Appreciation	1,952,382
Gross Unrealized Depreciation	(50,454)
Net Unrealized Appreciation (Depreciation)	1,901,928
F.	During the six months ended June 30, 2021, the portfolio purchased $571,132,000 of investment securities and sold $2,104,506,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $1,378,621,000, respectively, in connection with in-kind purchases and redemptions of the portfolio's capital shares.
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	9,924	20,275
Issued in Lieu of Cash Distributions	10,657	6,412
Redeemed	(49,742)	(30,059)
Net Increase (Decrease) in Shares Outstanding	(29,161)	(3,372)
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 36% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
11

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds International Portfolio has renewed the portfolio’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the portfolio since 2003.
Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), has been in existence for more than 200 years and has investment management experience dating back to 1926. Schroder uses fundamental research to identify quality growth stocks with sustainable competitive advantages selling at attractive valuations. Bottom-up research is conducted within the context of key structural trends shaping the global economy or a given industry that will drive a company’s future growth prospects. The Schroder portfolio’s holdings are classified as either “core” or “opportunistic.” Core holdings generally constitute two-thirds of the Schroder portfolio and tend to be longer-term holdings because of competitive advantages that can support above-average growth rates for an extended period. Opportunistic holdings tend to be shorter-term and more cyclical in nature. Schroder Inc. has advised the portfolio since its inception in 1994, and its affiliate Schroder Ltd. has sub-advised the portfolio since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
12

Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory fee rate was also well below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the advisory fee rates negotiated with Baillie Gifford and Schroder without any need for asset-level breakpoints. The advisory fee rates are very low relative to the average rate paid by funds in the portfolio’s peer group.
The board will consider whether to renew the advisory arrangements again after a one-year period.
13

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the International Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692I 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	15

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Mid-Cap Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,152.40	$0.91
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.95	0.85
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Mid-Cap Index Portfolio
Portfolio Allocation
As of June 30, 2021
Basic Materials	3.3%
Consumer Discretionary	15.8
Consumer Staples	3.9
Energy	4.3
Financials	11.2
Health Care	11.7
Industrials	14.6
Real Estate	8.6
Technology	18.7
Telecommunications	2.2
Utilities	5.7
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
2

Mid-Cap Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (3.3%)
	International Flavors & Fragrances Inc.	92,655	13,843
	Fastenal Co.	213,702	11,112
	Nucor Corp.	111,353	10,682
	International Paper Co.	145,752	8,936
	Albemarle Corp.	43,446	7,319
	Avery Dennison Corp.	30,890	6,494
	Celanese Corp.	41,967	6,362
	Eastman Chemical Co.	50,725	5,922
	FMC Corp.	48,006	5,194
	LyondellBasell Industries NV Class A	49,797	5,123
	CF Industries Holdings Inc.	39,494	2,032
	Westlake Chemical Corp.	6,047	545
			83,564
Consumer Discretionary (15.8%)
*	Chipotle Mexican Grill Inc.	10,448	16,198
*	Aptiv plc	100,651	15,835
*	Trade Desk Inc. Class A	160,800	12,439
*	Peloton Interactive Inc. Class A	95,000	11,782
	DR Horton Inc.	120,739	10,911
*	Copart Inc.	79,230	10,445
*,1	AMC Entertainment Holdings Inc. Class A	183,600	10,406
*	Delta Air Lines Inc.	237,800	10,287
	Lennar Corp. Class A	101,692	10,103
*	Etsy Inc.	47,300	9,736
	ViacomCBS Inc. Class B	215,141	9,724
	Best Buy Co. Inc.	83,830	9,639
*	Wayfair Inc. Class A	27,513	8,686
*	Dollar Tree Inc.	87,044	8,661
*	Expedia Group Inc.	52,649	8,619
	Garmin Ltd.	57,246	8,280
*	Carnival Corp.	307,916	8,117
*	Lululemon Athletica Inc.	22,072	8,056
	Tractor Supply Co.	42,913	7,984
*	Burlington Stores Inc.	24,760	7,972
*	CarMax Inc.	60,677	7,836
*	Caesars Entertainment Inc.	73,800	7,657
*	Take-Two Interactive Software Inc.	42,997	7,611
*	Ulta Beauty Inc.	20,572	7,113
	Darden Restaurants Inc.	48,694	7,109
*	Royal Caribbean Cruises Ltd.	80,543	6,869
	Genuine Parts Co.	53,783	6,802
	Domino's Pizza Inc.	14,459	6,745
	MGM Resorts International	155,096	6,615
	Omnicom Group Inc.	80,144	6,411
*	NVR Inc.	1,283	6,381
*	United Airlines Holdings Inc.	120,304	6,291
*	Hilton Worldwide Holdings Inc.	51,800	6,248
*	AutoZone Inc.	4,142	6,181
*	Southwest Airlines Co.	109,900	5,835
*	Lyft Inc. Class A	95,398	5,770
*	DraftKings Inc. Class A	104,466	5,450
	Whirlpool Corp.	23,316	5,083
	PulteGroup Inc.	92,928	5,071
	Advance Auto Parts Inc.	24,386	5,003
	News Corp. Class A	183,921	4,740
*	Wynn Resorts Ltd.	38,750	4,739
*	LKQ Corp.	95,538	4,702
		Shares	Market Value• ($000)
*	Live Nation Entertainment Inc.	52,619	4,609
	Hasbro Inc.	48,588	4,593
	Fox Corp. Class A	121,200	4,500
	BorgWarner Inc.	89,040	4,322
*	Discovery Inc. Class C	117,112	3,394
	L Brands Inc.	41,500	2,990
	Rollins Inc.	81,717	2,795
*	American Airlines Group Inc.	120,351	2,553
*	Liberty Media Corp.-Liberty SiriusXM Class C	53,336	2,474
	Interpublic Group of Cos. Inc.	73,701	2,395
*	Vail Resorts Inc.	7,552	2,390
*	GameStop Corp. Class A	11,100	2,377
*	Penn National Gaming Inc.	29,200	2,233
*	Chewy Inc. Class A	27,620	2,202
	Fox Corp. Class B	57,068	2,009
	Sirius XM Holdings Inc.	304,800	1,993
	Lear Corp.	11,329	1,986
*	Discovery Inc. Class A	59,304	1,819
	Aramark	47,749	1,779
*	QuantumScape Corp. Class A	48,068	1,406
*	Liberty Media Corp.-Liberty SiriusXM Class A	29,745	1,386
	Warner Music Group Corp. Class A	34,867	1,257
	Lennar Corp. Class B	6,899	562
	ViacomCBS Inc. Class A	2,790	135
	News Corp. Class B	3,475	85
*	Endeavor Group Holdings Inc. Class A	426	12
			404,398
Consumer Staples (3.9%)
	Corteva Inc.	274,769	12,186
	Clorox Co.	46,311	8,332
	McCormick & Co. Inc. (Non-Voting)	92,626	8,181
	Tyson Foods Inc. Class A	109,715	8,093
	Church & Dwight Co. Inc.	91,230	7,775
	Conagra Brands Inc.	178,614	6,498
	Archer-Daniels-Midland Co.	104,000	6,302
	AmerisourceBergen Corp.	53,524	6,128
	Kellogg Co.	95,020	6,113
	McKesson Corp.	29,400	5,622
	J M Smucker Co.	38,780	5,025
	Kroger Co.	126,804	4,858
	Hormel Foods Corp.	100,587	4,803
	Lamb Weston Holdings Inc.	54,413	4,389
	Campbell Soup Co.	73,158	3,335
*	Molson Coors Beverage Co. Class B	33,908	1,820
			99,460
Energy (4.3%)
	Pioneer Natural Resources Co.	81,695	13,277
	Valero Energy Corp.	152,100	11,876
	Occidental Petroleum Corp.	330,000	10,319
	ONEOK Inc.	165,782	9,224
	Hess Corp.	103,336	9,023
*	Cheniere Energy Inc.	84,920	7,366
	Marathon Petroleum Corp.	121,379	7,334
	Halliburton Co.	314,455	7,270
*	Plug Power Inc.	211,500	7,231
	Phillips 66	81,500	6,995
	Baker Hughes Co.	273,512	6,255
	Williams Cos. Inc.	226,064	6,002
3

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
*	Enphase Energy Inc.	22,700	4,169
	Devon Energy Corp.	125,900	3,675
			110,016
Financials (11.2%)
	MSCI Inc.	29,129	15,528
	Discover Financial Services	113,432	13,418
	First Republic Bank	65,630	12,284
*	SVB Financial Group	20,167	11,221
	Willis Towers Watson plc	47,967	11,033
	Arthur J Gallagher & Co.	76,700	10,744
	Ameriprise Financial Inc.	43,092	10,725
	State Street Corp.	123,009	10,121
	Fifth Third Bancorp	261,966	10,015
	Northern Trust Corp.	73,630	8,513
	Hartford Financial Services Group Inc.	132,912	8,237
	Huntington Bancshares Inc.	549,433	7,840
	American International Group Inc.	159,700	7,602
	Nasdaq Inc.	42,726	7,511
	KeyCorp	361,236	7,459
	Citizens Financial Group Inc.	158,550	7,273
	Regions Financial Corp.	357,793	7,220
	Broadridge Financial Solutions Inc.	43,192	6,977
	M&T Bank Corp.	47,886	6,958
	Ally Financial Inc.	137,908	6,873
	Cincinnati Financial Corp.	57,004	6,648
	Principal Financial Group Inc.	101,264	6,399
	MarketAxess Holdings Inc.	13,426	6,224
	KKR & Co. Inc.	102,772	6,088
*	Markel Corp.	5,124	6,081
	Raymond James Financial Inc.	46,058	5,983
*	Arch Capital Group Ltd.	142,748	5,559
	Equitable Holdings Inc.	159,413	4,854
	Cboe Global Markets Inc.	39,670	4,723
	FactSet Research Systems Inc.	14,057	4,718
	Annaly Capital Management Inc.	520,590	4,623
	Loews Corp.	83,233	4,549
	Fidelity National Financial Inc.	102,144	4,439
	Everest Re Group Ltd.	14,824	3,736
	W R Berkley Corp.	49,456	3,681
	Franklin Resources Inc.	112,647	3,604
	Tradeweb Markets Inc. Class A	39,000	3,298
	Globe Life Inc.	34,507	3,287
*	Opendoor Technologies Inc.	161,200	2,858
	Lincoln National Corp.	33,536	2,107
	Interactive Brokers Group Inc. Class A	30,350	1,995
*	Alleghany Corp.	2,497	1,666
	AGNC Investment Corp.	97,601	1,648
	SEI Investments Co.	24,233	1,502
[1]	UWM Holdings Corp.	30,700	259
			288,081
Health Care (11.7%)
*	IDEXX Laboratories Inc.	31,746	20,049
*	IQVIA Holdings Inc.	71,273	17,271
*	Veeva Systems Inc. Class A	51,338	15,964
*	Centene Corp.	216,860	15,816
*	Dexcom Inc.	35,993	15,369
	ResMed Inc.	54,184	13,357
*	Laboratory Corp. of America Holdings	36,320	10,019
	West Pharmaceutical Services Inc.	27,500	9,875
	Cerner Corp.	112,148	8,765
*	Teladoc Health Inc.	51,800	8,614
*	Align Technology Inc.	14,014	8,563
*	Seagen Inc.	50,644	7,996
*	Exact Sciences Corp.	64,048	7,962
*	Horizon Therapeutics plc	83,600	7,828
*	Alexion Pharmaceuticals Inc.	41,091	7,549
*	Alnylam Pharmaceuticals Inc.	43,733	7,414
	STERIS plc	35,200	7,262
		Shares	Market Value• ($000)
	Cooper Cos. Inc.	18,307	7,255
	Teleflex Inc.	17,418	6,998
*	Insulet Corp.	24,700	6,780
	Viatris Inc.	449,857	6,428
	Quest Diagnostics Inc.	48,592	6,413
*	Hologic Inc.	95,389	6,364
	Cardinal Health Inc.	108,023	6,167
*	Elanco Animal Health Inc.	176,040	6,107
*	Incyte Corp.	69,581	5,854
*	10X Genomics Inc. Class A	29,200	5,718
*	BioMarin Pharmaceutical Inc.	67,814	5,658
*	ABIOMED Inc.	16,855	5,261
	DENTSPLY SIRONA Inc.	81,273	5,141
	Royalty Pharma plc Class A	117,004	4,796
	Universal Health Services Inc. Class B	27,563	4,036
*	Henry Schein Inc.	52,390	3,887
*	Novocure Ltd.	16,400	3,638
*	Catalent Inc.	31,600	3,417
*	DaVita Inc.	25,728	3,098
*	Oak Street Health Inc.	44,505	2,607
*	Bio-Rad Laboratories Inc. Class A	3,853	2,482
*	PPD Inc.	46,177	2,128
*	agilon health Inc.	21,800	884
*	GoodRx Holdings Inc. Class A	21,975	791
			301,581
Industrials (14.6%)
	Carrier Global Corp.	323,405	15,717
	IHS Markit Ltd.	133,493	15,039
	Cintas Corp.	33,281	12,713
*	TransDigm Group Inc.	19,392	12,552
*	Mettler-Toledo International Inc.	8,656	11,991
	AMETEK Inc.	85,922	11,471
	Equifax Inc.	45,321	10,855
*	Keysight Technologies Inc.	68,720	10,611
*	Zebra Technologies Corp. Class A	19,960	10,569
	Verisk Analytics Inc.	60,321	10,539
	Synchrony Financial	216,400	10,500
	Ball Corp.	122,142	9,896
	Old Dominion Freight Line Inc.	38,805	9,849
*	Generac Holdings Inc.	23,400	9,715
	Kansas City Southern	33,800	9,578
*	United Rentals Inc.	26,978	8,606
	Vulcan Materials Co.	49,412	8,601
	Fortive Corp.	119,711	8,349
	Martin Marietta Materials Inc.	23,216	8,168
	Dover Corp.	53,543	8,064
	Xylem Inc.	66,968	8,033
	Expeditors International of Washington Inc.	62,818	7,953
*	FleetCor Technologies Inc.	31,057	7,952
*	Waters Corp.	22,928	7,924
	TransUnion	71,203	7,819
*	Trimble Inc.	93,404	7,643
*	Teledyne Technologies Inc.	17,300	7,246
	WW Grainger Inc.	16,463	7,211
*	Ingersoll Rand Inc.	140,412	6,853
	Otis Worldwide Corp.	79,796	6,525
	Jacobs Engineering Group Inc.	48,480	6,468
	Rockwell Automation Inc.	21,574	6,171
	Textron Inc.	84,018	5,778
	Masco Corp.	94,428	5,563
	Westinghouse Air Brake Technologies Corp.	66,855	5,502
	Westrock Co.	99,303	5,285
	Fortune Brands Home & Security Inc.	51,576	5,137
	JB Hunt Transport Services Inc.	31,469	5,128
	Crown Holdings Inc.	50,163	5,127
	Packaging Corp. of America	35,308	4,781
	CH Robinson Worldwide Inc.	49,490	4,636
	Snap-on Inc.	20,157	4,504
	Western Union Co.	152,226	3,497

4

Mid-Cap Index Portfolio
		Shares	Market Value• ($000)
	HEICO Corp. Class A	27,099	3,365
	Cognex Corp.	30,941	2,601
*	XPO Logistics Inc.	18,101	2,532
	Jack Henry & Associates Inc.	13,860	2,266
	HEICO Corp.	16,169	2,254
*	Mohawk Industries Inc.	10,319	1,983
	Hubbell Inc. Class B	10,232	1,912
*	Affirm Holdings Inc. Class A	19,223	1,295
*	Marqeta Inc. Class A	17,897	502
			374,829
Real Estate (8.6%)
	Digital Realty Trust Inc.	104,775	15,764
	SBA Communications Corp.	40,705	12,973
	Welltower Inc.	155,414	12,915
*	CoStar Group Inc.	146,840	12,161
	AvalonBay Communities Inc.	51,959	10,843
	Equity Residential	132,236	10,182
*	CBRE Group Inc. Class A	118,719	10,178
	Alexandria Real Estate Equities Inc.	54,883	9,985
	Weyerhaeuser Co.	278,821	9,597
	Realty Income Corp.	138,969	9,275
	Extra Space Storage Inc.	49,792	8,157
	Simon Property Group Inc.	61,133	7,977
	Ventas Inc.	139,600	7,971
	Invitation Homes Inc.	211,174	7,875
*	Zillow Group Inc. Class C	59,800	7,309
	Essex Property Trust Inc.	24,228	7,269
	Mid-America Apartment Communities Inc.	42,638	7,181
	Sun Communities Inc.	41,588	7,128
	Healthpeak Properties Inc.	200,609	6,678
	Duke Realty Corp.	139,599	6,610
	Boston Properties Inc.	52,274	5,990
	UDR Inc.	110,450	5,410
	WP Carey Inc.	66,127	4,934
	Camden Property Trust	36,330	4,820
	Iron Mountain Inc.	107,463	4,548
*	Host Hotels & Resorts Inc.	130,158	2,224
*	Zillow Group Inc. Class A	16,500	2,022
	Regency Centers Corp.	31,299	2,005
	VEREIT Inc.	43,098	1,980
			221,961
Technology (18.7%)
*	DocuSign Inc.	68,800	19,234
	Marvell Technology Inc.	297,838	17,373
*	Synopsys Inc.	56,761	15,654
*	Match Group Inc.	95,504	15,400
	Microchip Technology Inc.	101,789	15,242
	Amphenol Corp. Class A	222,452	15,218
*	Cadence Design Systems Inc.	103,545	14,167
	Xilinx Inc.	91,515	13,237
*	Okta Inc. Class A	53,377	13,060
*	Palo Alto Networks Inc.	34,466	12,789
*	Fortinet Inc.	51,670	12,307
	Skyworks Solutions Inc.	61,429	11,779
	Corning Inc.	285,245	11,667
*	ANSYS Inc.	32,442	11,259
	Maxim Integrated Products Inc.	99,889	10,524
*	EPAM Systems Inc.	19,900	10,168
*	Twitter Inc.	141,077	9,708
*	HubSpot Inc.	16,500	9,615
	KLA Corp.	28,519	9,246
	CDW Corp.	52,162	9,110
*	Cloudflare Inc. Class A	85,800	9,081
*	Splunk Inc.	60,887	8,803
*	RingCentral Inc. Class A	29,990	8,715
*	Datadog Inc. Class A	82,700	8,607
	Teradyne Inc.	61,900	8,292
*	Qorvo Inc.	41,878	8,193
		Shares	Market Value• ($000)
*	VeriSign Inc.	35,631	8,113
*	Pinterest Inc. Class A	101,804	8,037
*	Palantir Technologies Inc. Class A	302,320	7,969
*	Slack Technologies Inc. Class A	177,603	7,868
*	Western Digital Corp.	108,328	7,710
*	Gartner Inc.	30,437	7,372
*	Coupa Software Inc.	27,400	7,182
*	Akamai Technologies Inc.	60,652	7,072
	Hewlett Packard Enterprise Co.	484,068	7,058
*	Paycom Software Inc.	18,992	6,903
*	Tyler Technologies Inc.	15,200	6,876
	NetApp Inc.	82,880	6,781
	Seagate Technology Holdings plc	76,690	6,743
*	Zscaler Inc.	27,800	6,007
	SS&C Technologies Holdings Inc.	80,861	5,827
*	Unity Software Inc.	51,998	5,711
	NortonLifeLock Inc.	204,963	5,579
	Citrix Systems Inc.	46,353	5,436
*	GoDaddy Inc. Class A	62,397	5,426
*	IAC/InterActiveCorp	29,470	4,543
*	Black Knight Inc.	55,385	4,319
*	MongoDB Inc. Class A	10,957	3,961
	Bentley Systems Inc. Class B	59,200	3,835
*	Dropbox Inc. Class A	112,386	3,406
*	Zendesk Inc.	22,200	3,204
*	ON Semiconductor Corp.	79,500	3,043
	Monolithic Power Systems Inc.	8,063	3,011
*	IPG Photonics Corp.	12,891	2,717
	Leidos Holdings Inc.	26,200	2,649
*	F5 Networks Inc.	11,131	2,078
*	ZoomInfo Technologies Inc. Class A	36,508	1,905
*	Vimeo Inc.	24,193	1,186
*	Bumble Inc. Class A	20,051	1,155
*	AppLovin Corp. Class A	12,107	910
*	Qualtrics International Inc. Class A	9,964	381
			480,421
Telecommunications (2.2%)
	Motorola Solutions Inc.	63,131	13,690
*	Roku Inc. Class A	21,396	9,826
*	Liberty Broadband Corp. Class C	56,539	9,818
*	Arista Networks Inc.	21,290	7,714
	Lumen Technologies Inc.	409,887	5,570
*	DISH Network Corp. Class A	90,931	3,801
*	Altice USA Inc. Class A	81,577	2,785
	Juniper Networks Inc.	60,139	1,645
*	Liberty Broadband Corp. Class A	8,986	1,511
	Ubiquiti Inc.	2,366	739
			57,099
Utilities (5.7%)
	Waste Connections Inc.	97,387	11,631
	WEC Energy Group Inc.	117,363	10,439
	American Water Works Co. Inc.	67,562	10,413
	Eversource Energy	127,784	10,253
	DTE Energy Co.	71,996	9,331
	Consolidated Edison Inc.	127,539	9,147
	Edison International	141,241	8,167
	PPL Corp.	271,967	7,607
	Ameren Corp.	95,006	7,604
	FirstEnergy Corp.	202,378	7,530
	Entergy Corp.	74,656	7,443
	AES Corp.	247,823	6,461
	CMS Energy Corp.	107,699	6,363
*	PG&E Corp.	553,967	5,634
	CenterPoint Energy Inc.	215,895	5,294
	Alliant Energy Corp.	92,998	5,186
	Evergy Inc.	84,465	5,104
	NiSource Inc.	145,893	3,574
	Vistra Corp.	179,426	3,328

5

Mid-Cap Index Portfolio
	Shares	Market Value• ($000)
NRG Energy Inc.	45,871	1,849
Pinnacle West Capital Corp.	21,194	1,737
Avangrid Inc.	28,845	1,484
		145,579
Total Common Stocks (Cost $1,760,505)		2,566,989
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund, 0.056% (Cost $9,497)	94,967	9,497
Total Investments (100.4%) (Cost $1,770,002)		2,576,486
Other Assets and Liabilities—Net (-0.4%)		(9,446)
Net Assets (100%)		2,567,040
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,235,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,490,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2021	6	1,615	—
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mid-Cap Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,760,505)	2,566,989
Affiliated Issuers (Cost $9,497)	9,497
Total Investments in Securities	2,576,486
Investment in Vanguard	88
Cash Collateral Pledged—Futures Contracts	155
Receivables for Investment Securities Sold	316
Receivables for Accrued Income	2,424
Receivables for Capital Shares Issued	753
Total Assets	2,580,222
Liabilities
Due to Custodian	1,135
Payables for Investment Securities Purchased	226
Collateral for Securities on Loan	9,490
Payables for Capital Shares Redeemed	2,153
Payables to Vanguard	178
Variation Margin Payable—Futures Contracts	—
Total Liabilities	13,182
Net Assets	2,567,040
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,607,820
Total Distributable Earnings (Loss)	959,220
Net Assets	2,567,040

Net Assets
Applicable to 93,966,597 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,567,040
Net Asset Value Per Share	$27.32
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mid-Cap Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	13,078
Interest[1]	1
Securities Lending—Net	109
Total Income	13,188
Expenses
The Vanguard Group—Note B
Investment Advisory Services	182
Management and Administrative	1,755
Marketing and Distribution	61
Custodian Fees	32
Shareholders’ Reports	11
Trustees’ Fees and Expenses	—
Total Expenses	2,041
Net Investment Income	11,147
Realized Net Gain (Loss)
Investment Securities Sold[1]	142,281
Futures Contracts	662
Realized Net Gain (Loss)	142,943
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	185,296
Futures Contracts	(129)
Change in Unrealized Appreciation (Depreciation)	185,167
Net Increase (Decrease) in Net Assets Resulting from Operations	339,257
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $1,000, ($2,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mid-Cap Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	11,147	29,290
Realized Net Gain (Loss)	142,943	163,685
Change in Unrealized Appreciation (Depreciation)	185,167	140,812
Net Increase (Decrease) in Net Assets Resulting from Operations	339,257	333,787
Distributions
Total Distributions	(190,939)	(142,409)
Capital Share Transactions
Issued	185,798	302,317
Issued in Lieu of Cash Distributions	190,939	142,409
Redeemed	(199,039)	(549,858)
Net Increase (Decrease) from Capital Share Transactions	177,698	(105,132)
Total Increase (Decrease)	326,016	86,246
Net Assets
Beginning of Period	2,241,024	2,154,778
End of Period	2,567,040	2,241,024
See accompanying Notes, which are an integral part of the Financial Statements.
9

Mid-Cap Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$25.77	$24.03	$20.23	$23.72	$21.11	$20.76
Investment Operations
Net Investment Income	.123[1]	.325[1,2]	.334[1]	.343[1]	.292[1]	.280
Net Realized and Unrealized Gain (Loss) on Investments	3.643	3.047	5.621	(2.386)	3.575	1.814
Total from Investment Operations	3.766	3.372	5.955	(2.043)	3.867	2.094
Distributions
Dividends from Net Investment Income	(.318)	(.344)	(.350)	(.286)	(.270)	(.292)
Distributions from Realized Capital Gains	(1.898)	(1.288)	(1.805)	(1.161)	(.987)	(1.452)
Total Distributions	(2.216)	(1.632)	(2.155)	(1.447)	(1.257)	(1.744)
Net Asset Value, End of Period	$27.32	$25.77	$24.03	$20.23	$23.72	$21.11
Total Return	15.24%	18.07%	30.87%	-9.33%	19.08%	11.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,567	$2,241	$2,155	$1,621	$1,804	$1,495
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.94%	1.50%[2]	1.49%	1.49%	1.32%	1.40%
Portfolio Turnover Rate	12%	28%	21%	21%	18%	21%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.036 and 0.17%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mid-Cap Index Portfolio
Notes to Financial Statements
The Mid-Cap Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
11

Mid-Cap Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $88,000, representing less than 0.01% of the portfolio’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
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Mid-Cap Index Portfolio
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,770,420
Gross Unrealized Appreciation	850,562
Gross Unrealized Depreciation	(44,496)
Net Unrealized Appreciation (Depreciation)	806,066
E.  During the six months ended June 30, 2021, the portfolio purchased $286,883,000 of investment securities and sold $283,107,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $61,180,000 and $60,427,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	6,942	14,451
Issued in Lieu of Cash Distributions	7,500	8,812
Redeemed	(7,441)	(25,982)
Net Increase (Decrease) in Shares Outstanding	7,001	(2,719)
At June 30, 2021 one shareholder, (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 39% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Mid-Cap Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Mid-Cap Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Vanguard Marketing Corporation, Distributor.
Q692MC 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Moderate Allocation Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Moderate Allocation Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Moderate Allocation Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Moderate Allocation Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,069.20	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.20	0.60
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The portfolio's annualized expense figure for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Moderate Allocation Portfolio
Underlying Vanguard Funds
As of June 30, 2021
Vanguard Variable Insurance Funds—Equity Index Portfolio	29.6%
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	28.1
Vanguard Total International Stock Index Fund Admiral Shares	23.7
Vanguard Total International Bond Index Fund Admiral Shares	12.1
Vanguard Extended Market Index Fund Admiral Shares	6.5
The table reflects the portfolio's investments, except for short-term investments.
2

Moderate Allocation Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (36.1%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	3,558,098	208,753
Vanguard Extended Market Index Fund Admiral Shares	318,205	45,564
		254,317
International Stock Fund (23.7%)
Vanguard Total International Stock Index Fund Admiral Shares	4,745,350	167,226
U.S. Bond Fund (28.1%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	16,174,097	197,809
International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Admiral Shares	3,744,876	85,421
Total Investment Companies (Cost $593,166)		704,773
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $147)	1,474	147
Total Investments (100.0%) (Cost $593,313)		704,920
Other Assets and Liabilities—Net (0.0%)		(25)
Net Assets (100%)		704,895
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Moderate Allocation Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $593,313)	704,920
Receivables for Accrued Income	58
Receivables for Capital Shares Issued	187
Total Assets	705,165
Liabilities
Payables for Investment Securities Purchased	205
Payables for Capital Shares Redeemed	65
Total Liabilities	270
Net Assets	704,895
At June 30, 2021, net assets consisted of:

Paid-in Capital	559,956
Total Distributable Earnings (Loss)	144,939
Net Assets	704,895

Net Assets
Applicable to 21,409,866 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	704,895
Net Asset Value Per Share	$32.92
See accompanying Notes, which are an integral part of the Financial Statements.
4

Moderate Allocation Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	8,856
Net Investment Income—Note B	8,856
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	9,478
Affiliated Funds Sold	15,506
Futures Contracts	(40)
Realized Net Gain (Loss)	24,944
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	12,334
Net Increase (Decrease) in Net Assets Resulting from Operations	46,134
See accompanying Notes, which are an integral part of the Financial Statements.
5

Moderate Allocation Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,856	10,787
Realized Net Gain (Loss)	24,944	24,533
Change in Unrealized Appreciation (Depreciation)	12,334	46,407
Net Increase (Decrease) in Net Assets Resulting from Operations	46,134	81,727
Distributions
Total Distributions	(34,631)	(24,041)
Capital Share Transactions
Issued	40,724	133,393
Issued in Lieu of Cash Distributions	34,631	24,041
Redeemed	(61,928)	(66,835)
Net Increase (Decrease) from Capital Share Transactions	13,427	90,599
Total Increase (Decrease)	24,930	148,285
Net Assets
Beginning of Period	679,965	531,680
End of Period	704,895	679,965
See accompanying Notes, which are an integral part of the Financial Statements.
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Moderate Allocation Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$32.45	$30.12	$26.46	$29.35	$26.67	$25.80
Investment Operations
Net Investment Income[1]	.419	.552	.720	.634	.657	.581
Capital Gain Distributions Received[1]	.448	.184	.199	.148	.309	.182
Net Realized and Unrealized Gain (Loss) on Investments	1.301	2.976	4.106	(2.142)	2.863	1.112
Total from Investment Operations	2.168	3.712	5.025	(1.360)	3.829	1.875
Distributions
Dividends from Net Investment Income	(.496)	(.720)	(.657)	(.577)	(.545)	(.439)
Distributions from Realized Capital Gains	(1.202)	(.662)	(.708)	(.953)	(.604)	(.566)
Total Distributions	(1.698)	(1.382)	(1.365)	(1.530)	(1.149)	(1.005)
Net Asset Value, End of Period	$32.92	$32.45	$30.12	$26.46	$29.35	$26.67
Total Return	6.92%	13.77%	19.53%	-4.94%	14.80%	7.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$705	$680	$532	$400	$394	$294
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.59%	1.89%	2.54%	2.25%	2.36%	2.25%
Portfolio Turnover Rate	7%	26%	13%	20%	21%	14%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
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Moderate Allocation Portfolio
Notes to Financial Statements
The Moderate Allocation Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio follows a balanced investment strategy by investing in selected Vanguard funds and portfolios to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2021.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate
8

Moderate Allocation Portfolio
rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2021, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	593,313
Gross Unrealized Appreciation	115,253
Gross Unrealized Depreciation	(3,646)
Net Unrealized Appreciation (Depreciation)	111,607
9

Moderate Allocation Portfolio
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	1,249	4,652
Issued in Lieu of Cash Distributions	1,101	974
Redeemed	(1,894)	(2,325)
Net Increase (Decrease) in Shares Outstanding	456	3,301
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 75% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Extended Market Index Fund	45,093	379	6,214	3,283	3,023	255	—	45,564
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	—	—	147
Vanguard Total International Bond Index Fund	81,529	7,344	1,401	71	(2,122)	350	—	85,421
Vanguard Total International Stock Index Fund	164,483	3,975	15,037	3,606	10,199	1,668	—	167,226
Vanguard Variable Insurance Funds—Equity Index Portfolio	200,112	12,931	22,658	8,308	10,060	2,644	7,899	208,753
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	189,033	23,588	6,224	238	(8,826)	3,939	1,579	197,809
Total	680,250	48,217	51,534	15,506	12,334	8,856	9,478	704,920
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Moderate Allocation Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Moderate Allocation Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692MA 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Money Market Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	10

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Money Market Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,000.00	$0.40
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.08%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Money Market Portfolio
Distribution by Effective Maturity1
As of June 30, 2021
1 - 7 Days	22.3%
8 - 30 Days	23.3
31 - 60 Days	24.7
61 - 90 Days	13.1
91 - 180 Days	15.7
Over 180 Days	0.9
1 Percentage of investments.
2

Money Market Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The portfolio’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (102.8%)
[2]	Fannie Mae Discount Notes	0.030%–0.032%	7/7/21	16,875	16,875
[2]	Fannie Mae Discount Notes	0.015%	8/11/21	8,761	8,761
[2]	Fannie Mae Discount Notes	0.015%	8/18/21	7,355	7,355
[2]	Fannie Mae Discount Notes	0.051%	9/15/21	4,454	4,453
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	0.095%	7/1/21	1,500	1,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	7/1/21	500	500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	7/1/21	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	7/1/21	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.070%	0.120%	7/1/21	1,500	1,500
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	7/1/21	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	7/1/21	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.145%	0.195%	7/1/21	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.170%	0.220%	7/1/21	2,921	2,924
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.170%	0.220%	7/1/21	1,000	1,001
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.190%	0.240%	7/1/21	6,000	6,006
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.065%	0.115%	7/1/21	2,000	2,000
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.115%	7/1/21	2,000	2,000
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.120%	7/1/21	1,000	1,000
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.090%	0.135%	7/1/21	7,090	7,094
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.270%	0.320%	7/1/21	6,090	6,101
[3]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.290%	0.340%	7/1/21	1,575	1,578
	Federal Farm Credit Discount Notes	0.061%	7/2/21	500	500
	Federal Farm Credit Discount Notes	0.010%	7/15/21	5,000	5,000
	Federal Farm Credit Discount Notes	0.041%	9/21/21	906	906
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Home Loan Bank Discount Notes	0.010%	7/2/21	8,638	8,638
	Federal Home Loan Bank Discount Notes	0.037%	7/7/21	8,000	8,000
	Federal Home Loan Bank Discount Notes	0.013%–0.122%	7/9/21	27,124	27,124
	Federal Home Loan Bank Discount Notes	0.015%–0.043%	7/14/21	18,341	18,341
	Federal Home Loan Bank Discount Notes	0.010%–0.015%	7/16/21	16,543	16,543
	Federal Home Loan Bank Discount Notes	0.051%	7/21/21	6,816	6,816
	Federal Home Loan Bank Discount Notes	0.040%	7/23/21	3,000	3,000
	Federal Home Loan Bank Discount Notes	0.061%	7/26/21	10,383	10,383
	Federal Home Loan Bank Discount Notes	0.020%	7/27/21	17,000	17,000
	Federal Home Loan Bank Discount Notes	0.020%	7/28/21	6,514	6,514
	Federal Home Loan Bank Discount Notes	0.020%	7/30/21	25,000	25,000
	Federal Home Loan Bank Discount Notes	0.020%–0.029%	8/4/21	42,138	42,137
	Federal Home Loan Bank Discount Notes	0.070%–0.081%	8/11/21	14,604	14,603
	Federal Home Loan Bank Discount Notes	0.069%–0.079%	8/13/21	35,060	35,057
	Federal Home Loan Bank Discount Notes	0.020%–0.056%	8/18/21	28,660	28,658
	Federal Home Loan Bank Discount Notes	0.020%–0.061%	8/20/21	10,517	10,516
	Federal Home Loan Bank Discount Notes	0.061%	8/25/21	6,500	6,499
	Federal Home Loan Bank Discount Notes	0.020%–0.061%	8/27/21	3,081	3,081
	Federal Home Loan Bank Discount Notes	0.060%–0.071%	9/1/21	10,000	9,999
	Federal Home Loan Bank Discount Notes	0.051%	9/15/21	7,100	7,099
	Federal Home Loan Bank Discount Notes	0.059%–0.061%	9/22/21	19,400	19,397
	Federal Home Loan Bank Discount Notes	0.050%	10/1/21	7,000	6,999
	Federal Home Loan Bank Discount Notes	0.051%	10/6/21	4,200	4,199
	Federal Home Loan Bank Discount Notes	0.061%	10/8/21	5,000	4,999
	Federal Home Loan Bank Discount Notes	0.050%	10/20/21	10,000	9,998
[3]	Federal Home Loan Banks, SOFR + 0.035%	0.085%	7/1/21	1,200	1,200
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.105%	7/1/21	5,000	5,000
[3]	Federal Home Loan Banks, SOFR + 0.055%	0.105%	7/1/21	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.110%	7/1/21	4,750	4,750
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.110%	7/1/21	3,000	3,000
[3]	Federal Home Loan Banks, SOFR + 0.060%	0.110%	7/1/21	1,100	1,100
[3]	Federal Home Loan Banks, SOFR + 0.075%	0.125%	7/1/21	7,200	7,200
[3]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	7/1/21	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.090%	0.140%	7/1/21	750	750
[3]	Federal Home Loan Banks, SOFR + 0.095%	0.145%	7/1/21	1,000	1,000
[3]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	7/1/21	3,000	3,000
3

Money Market Portfolio
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	7/1/21	2,000	2,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.140%	0.190%	7/1/21	5,000	5,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	7/1/21	6,000	6,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	7/1/21	1,500	1,501
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	7/1/21	18,300	18,301
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.160%	0.210%	7/1/21	5,000	5,004
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.180%	0.230%	7/1/21	3,000	3,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	7/1/21	15,000	15,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	7/1/21	1,000	1,000
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	7/1/21	1,000	1,000
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	7/1/21	2,500	2,500
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.170%	7/1/21	1,200	1,200
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.190%	7/1/21	2,000	2,000
[2,3]	Federal National Mortgage Association, SOFR + 0.150%	0.200%	7/1/21	1,000	1,000
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.230%	7/1/21	5,000	5,000
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.240%	7/1/21	4,300	4,302
[2,3]	Federal National Mortgage Association, SOFR + 0.220%	0.270%	7/1/21	8,000	8,010
[2,3]	Federal National Mortgage Association, SOFR + 0.300%	0.350%	7/1/21	10,600	10,614
[2,3]	Federal National Mortgage Association, SOFR + 0.360%	0.410%	7/1/21	2,750	2,755
	U.S. Cash Management Bill	0.015%	8/12/21	25,039	25,039
	U.S. Cash Management Bill	0.024%	9/7/21	10,000	9,999
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	U.S. Cash Management Bill	0.014%	9/21/21	10,000	10,000
	U.S. Treasury Bill	0.094%	7/1/21	30,000	30,000
	U.S. Treasury Bill	0.078%	7/8/21	25,000	25,000
	U.S. Treasury Bill	0.004%–0.048%	7/13/21	24,186	24,186
	U.S. Treasury Bill	0.080%	7/15/21	10,000	10,000
	U.S. Treasury Bill	0.039%–0.054%	7/20/21	35,000	34,999
	U.S. Treasury Bill	0.025%	7/22/21	20,000	20,000
	U.S. Treasury Bill	0.029%	7/27/21	10,000	10,000
	U.S. Treasury Bill	0.019%	7/29/21	10,000	10,000
	U.S. Treasury Bill	0.031%	8/3/21	10,000	10,000
	U.S. Treasury Bill	0.015%–0.070%	8/5/21	43,387	43,386
	U.S. Treasury Bill	0.024%	8/10/21	21,049	21,048
	U.S. Treasury Bill	0.015%	8/26/21	30,000	29,999
	U.S. Treasury Bill	0.060%	9/2/21	15,000	14,998
	U.S. Treasury Bill	0.025%–0.060%	9/9/21	35,000	34,997
	U.S. Treasury Bill	0.025%–0.055%	9/16/21	20,000	19,998
	U.S. Treasury Bill	0.044%	9/23/21	20,000	19,998
	U.S. Treasury Bill	0.040%–0.049%	9/30/21	40,000	39,995
	U.S. Treasury Bill	0.035%	10/7/21	10,000	9,999
	U.S. Treasury Bill	0.040%	10/14/21	40,000	39,995
	U.S. Treasury Bill	0.035%	10/21/21	10,000	9,999
	U.S. Treasury Bill	0.035%	11/12/21	15,000	14,998
	U.S. Treasury Bill	0.030%	11/18/21	35,000	34,996
	U.S. Treasury Bill	0.040%	12/16/21	6,212	6,211
	U.S. Treasury Bill	0.055%	12/30/21	10,000	9,997
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.084%	7/1/21	7,500	7,500
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.099%	7/1/21	13,000	13,001
[3]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.055%	0.105%	7/1/21	10,000	9,999
Total U.S. Government and Agency Obligations (Cost $1,159,178)					1,159,178
Total Investments (102.8%) (Cost $1,159,178)					1,159,178
Other Assets and Liabilities—Net (-2.8%)					(32,057)
Net Assets (100%)					1,127,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Money Market Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,159,178)	1,159,178
Investment in Vanguard	40
Receivables for Accrued Income	41
Receivables for Capital Shares Issued	129
Receivables from Vanguard	27
Total Assets	1,159,415
Liabilities
Payables for Investment Securities Purchased	29,995
Payables for Capital Shares Redeemed	2,299
Total Liabilities	32,294
Net Assets	1,127,121
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,127,023
Total Distributable Earnings (Loss)	98
Net Assets	1,127,121

Net Assets
Applicable to 1,126,622,447 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,127,121
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.
5

Money Market Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest	547
Total Income	547
Expenses
The Vanguard Group—Note B
Investment Advisory Services	13
Management and Administrative	858
Marketing and Distribution	32
Custodian Fees	4
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Total Expenses	913
Expense Reduction—Note B	(427)
Net Expenses	486
Net Investment Income	61
Realized Net Gain (Loss) on Investment Securities Sold	23
Net Increase (Decrease) in Net Assets Resulting from Operations	84

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61	6,735
Realized Net Gain (Loss)	23	97
Net Increase (Decrease) in Net Assets Resulting from Operations	84	6,832
Distributions
Total Distributions	(61)	(6,741)
Capital Share Transactions (at $1.00 per share)
Issued	108,061	531,624
Issued in Lieu of Cash Distributions	61	6,676
Redeemed	(282,450)	(480,411)
Net Increase (Decrease) from Capital Share Transactions	(174,328)	57,889
Total Increase (Decrease)	(174,305)	57,980
Net Assets
Beginning of Period	1,301,426	1,243,446
End of Period	1,127,121	1,301,426

See accompanying Notes, which are an integral part of the Financial Statements.
6

Money Market Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0001[1]	.005[1]	.022[1]	.020[1]	.010[1]	.005
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.0001	.005	.022	.020	.010	.005
Distributions
Dividends from Net Investment Income	(.0001)	(.005)	(.022)	(.020)	(.010)	(.005)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0001)	(.005)	(.022)	(.020)	(.010)	(.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.00%	0.52%	2.26%	1.97%	1.01%	0.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,127	$1,301	$1,243	$1,218	$961	$965
Ratio of Expenses to Average Net Assets[2]	0.08%	0.15%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.49%	2.23%	1.97%	1.00%	0.46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The portfolio is not obligated to repay this amount to Vanguard. The ratio of total expenses to average net assets before an expense reduction was 0.15% for 2021, 0.15% for 2020 and 0.16% for 2016. For the years ended December 31, 2019, 2018 and 2017, there were no expense reductions.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Money Market Portfolio
Notes to Financial Statements
The Money Market Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
In December 2020, the Money Market Portfolio announced changes to the portfolio's investment strategy and the portfolio's designation to a “government” money market fund. The changes became effective in January 2021.
The portfolio invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8

Money Market Portfolio
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $40,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the portfolio’s daily yield in order to maintain a zero or positive yield for the portfolio. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. For the period ended June 30, 2021, Vanguard's expenses were reduced by $427,000 (an effective annual rate of 0.07% of the portfolio’s average net assets); the portfolio is not obligated to repay this amount to Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,159,178
Gross Unrealized Appreciation	—
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	—
E.	At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders), was the record or beneficial owner of 87% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
F.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
9

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Money Market Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
10

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692MM 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Real Estate Index Portfolio

Contents
Results of Proxy Voting	1
About Your Portfolio’s Expenses	2
Financial Statements	4
Trustees Approve Advisory Arrangement	14
Liquidity Risk Management	15

Results of Proxy Voting
At a joint special meeting of shareholders on January 22, 2021, fund shareholders approved the following proposal:
Proposal—Reclassify the diversification status of the Real Estate Index Portfolio to non-diversified and eliminate a related fundamental policy.
Reclassifying the fund’s diversification status to non-diversified, as defined by the Investment Company Act of 1940, and eliminating a related fundamental policy, enables the fund to track its index more efficiently and reduces transaction costs associated with the use of derivatives.
Vanguard Fund	For	Abstain	Against	Broker Non-Votes	Percentage For
Real Estate Index Portfolio	60,175,899	4,736,912	3,876,796	0	87.5%
1

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Real Estate Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,213.30	$1.43
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.51	1.30
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Real Estate Index Portfolio
Portfolio Allocation
As of June 30, 2021
Diversified Real Estate Activities	0.2%
Diversified REITs	3.9
Health Care REITs	8.4
Hotel & Resort REITs	3.1
Industrial REITs	10.7
Office REITs	7.2
Real Estate Development	0.3
Real Estate Operating Companies	0.2
Real Estate Services	3.9
Residential REITs	14.0
Retail REITs	10.0
Specialized REITs	38.1
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Real Estate Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (95.4%)
Diversified REITs (3.9%)
	WP Carey Inc.	158,751	11,846
	VEREIT Inc.	207,333	9,523
	STORE Capital Corp.	213,423	7,365
*	DigitalBridge Group Inc.	435,586	3,441
	Broadstone Net Lease Inc. Class A	131,467	3,078
	PS Business Parks Inc.	18,597	2,754
	Essential Properties Realty Trust Inc.	96,563	2,611
	Washington REIT	76,591	1,762
	American Assets Trust Inc.	46,612	1,738
	Empire State Realty Trust Inc. Class A	131,536	1,578
	Global Net Lease Inc.	80,445	1,488
	iStar Inc.	67,391	1,397
	Alexander & Baldwin Inc.	66,018	1,209
	Gladstone Commercial Corp.	31,970	721
	Armada Hoffler Properties Inc.	53,021	705
	One Liberty Properties Inc.	14,724	418
			51,634
Health Care REITs (8.4%)
	Welltower Inc.	377,413	31,363
	Ventas Inc.	338,924	19,353
	Healthpeak Properties Inc.	487,316	16,223
	Medical Properties Trust Inc.	522,883	10,510
	Omega Healthcare Investors Inc.	209,370	7,598
	Healthcare Trust of America Inc. Class A	197,671	5,278
	Healthcare Realty Trust Inc.	126,631	3,824
	Physicians Realty Trust	187,684	3,466
	Sabra Health Care REIT Inc.	190,203	3,462
	National Health Investors Inc.	38,772	2,600
	CareTrust REIT Inc.	86,823	2,017
	LTC Properties Inc.	35,751	1,372
	Community Healthcare Trust Inc.	20,462	971
	Diversified Healthcare Trust	212,970	890
	Universal Health Realty Income Trust	12,313	758
	Global Medical REIT Inc.	50,711	748
	New Senior Investment Group Inc.	73,831	648
			111,081
Hotel & Resort REITs (3.2%)
*	Host Hotels & Resorts Inc.	638,153	10,906
	MGM Growth Properties LLC Class A	136,149	4,986
*	Park Hotels & Resorts Inc.	213,356	4,397
*	Ryman Hospitality Properties Inc.	47,364	3,740
	Apple Hospitality REIT Inc.	191,245	2,919
	Pebblebrook Hotel Trust	118,507	2,791
*	Sunstone Hotel Investors Inc.	194,737	2,419
	RLJ Lodging Trust	149,131	2,271
*	Xenia Hotels & Resorts Inc.	102,951	1,928
	Service Properties Trust	149,236	1,880
*	DiamondRock Hospitality Co.	190,318	1,846
*	Summit Hotel Properties Inc.	94,443	881
*	Chatham Lodging Trust	42,530	547
*	CorePoint Lodging Inc.	36,886	395
			41,906
Industrial REITs (10.7%)
	Prologis Inc.	668,489	79,905
	Duke Realty Corp.	338,040	16,006
	Americold Realty Trust	215,869	8,171
	Shares	Market Value• ($000)
Rexford Industrial Realty Inc.	118,625	6,756
First Industrial Realty Trust Inc.	116,626	6,091
EastGroup Properties Inc.	35,910	5,905
STAG Industrial Inc.	143,182	5,359
Innovative Industrial Properties Inc.	21,665	4,138
Terreno Realty Corp.	61,890	3,993
Lexington Realty Trust	250,250	2,991
Monmouth Real Estate Investment Corp.	84,833	1,588
Industrial Logistics Properties Trust	59,551	1,557
		142,460
Office REITs (7.2%)
Alexandria Real Estate Equities Inc.	117,340	21,349
Boston Properties Inc.	133,645	15,314
Vornado Realty Trust	147,078	6,864
Kilroy Realty Corp.	94,769	6,600
Douglas Emmett Inc.	158,341	5,323
SL Green Realty Corp.	63,764	5,101
Cousins Properties Inc.	134,539	4,948
Highwoods Properties Inc.	94,003	4,246
Hudson Pacific Properties Inc.	136,139	3,787
JBG SMITH Properties	106,690	3,362
Equity Commonwealth	110,432	2,893
Corporate Office Properties Trust	101,198	2,833
Brandywine Realty Trust	154,316	2,116
Piedmont Office Realty Trust Inc. Class A	112,141	2,071
Columbia Property Trust Inc.	103,836	1,806
Paramount Group Inc.	158,908	1,600
Easterly Government Properties Inc.	74,778	1,576
Office Properties Income Trust	44,084	1,292
Mack-Cali Realty Corp.	66,326	1,138
City Office REIT Inc.	40,344	502
Franklin Street Properties Corp.	91,911	484
		95,205
Residential REITs (14.0%)
AvalonBay Communities Inc.	126,156	26,327
Equity Residential	320,112	24,649
Invitation Homes Inc.	513,112	19,134
Essex Property Trust Inc.	58,800	17,641
Mid-America Apartment Communities Inc.	103,416	17,417
Sun Communities Inc.	97,357	16,687
UDR Inc.	268,194	13,136
Camden Property Trust	88,284	11,713
Equity LifeStyle Properties Inc.	156,693	11,644
American Homes 4 Rent Class A	256,866	9,979
Apartment Income REIT Corp.	134,694	6,389
American Campus Communities Inc.	124,344	5,809
Independence Realty Trust Inc.	92,461	1,686
NexPoint Residential Trust Inc.	20,639	1,135
Centerspace	11,765	928
Apartment Investment & Management Co. Class A	133,164	893
UMH Properties Inc.	37,308	814
Preferred Apartment Communities Inc. Class A	46,449	453
		186,434
Retail REITs (10.0%)
Simon Property Group Inc.	297,054	38,760
Realty Income Corp.	337,382	22,517
Regency Centers Corp.	138,002	8,842
Kimco Realty Corp.	390,805	8,148
National Retail Properties Inc.	158,517	7,431
4

Real Estate Index Portfolio
		Shares	Market Value• ($000)
	Federal Realty Investment Trust	62,474	7,320
	Brixmor Property Group Inc.	268,147	6,138
	Spirit Realty Capital Inc.	103,623	4,957
	Agree Realty Corp.	57,491	4,053
	Weingarten Realty Investors	109,712	3,518
	Macerich Co.	132,915	2,426
	Retail Properties of America Inc. Class A	193,934	2,221
	SITE Centers Corp.	139,795	2,105
	Urban Edge Properties	106,073	2,026
	Retail Opportunity Investments Corp.	106,819	1,886
	Acadia Realty Trust	78,218	1,718
	Kite Realty Group Trust	76,486	1,683
	Tanger Factory Outlet Centers Inc.	83,954	1,582
	Getty Realty Corp.	33,869	1,055
	RPT Realty	72,952	947
	American Finance Trust Inc. Class A	97,376	826
	NETSTREIT Corp.	35,194	812
	Saul Centers Inc.	12,708	578
*,1	Seritage Growth Properties Class A	31,104	572
	Alexander's Inc.	2,056	551
	Urstadt Biddle Properties Inc. Class A	26,672	517
*,2	Spirit MTA REIT	42,040	11
			133,200
Specialized REITs (38.0%)
	American Tower Corp.	401,730	108,523
	Crown Castle International Corp.	389,933	76,076
	Equinix Inc.	80,725	64,790
	Public Storage	142,327	42,796
	Digital Realty Trust Inc.	253,321	38,115
	SBA Communications Corp.	98,840	31,500
	Weyerhaeuser Co.	676,340	23,280
	Extra Space Storage Inc.	118,703	19,446
	VICI Properties Inc.	485,599	15,063
	Iron Mountain Inc.	260,694	11,032
	Gaming & Leisure Properties Inc.	199,999	9,266
	CubeSmart	176,335	8,168
	Lamar Advertising Co. Class A	78,057	8,151
	CyrusOne Inc.	109,074	7,801
	Life Storage Inc.	68,220	7,323
	CoreSite Realty Corp.	38,639	5,201
	QTS Realty Trust Inc. Class A	58,413	4,515
	Rayonier Inc.	124,679	4,480
*	EPR Properties	67,454	3,553
	PotlatchDeltic Corp.	60,313	3,206
*	Outfront Media Inc.	130,218	3,129
	National Storage Affiliates Trust	57,914	2,928
	Uniti Group Inc.	210,484	2,229
	Four Corners Property Trust Inc.	68,945	1,904
	Safehold Inc.	14,597	1,146
	GEO Group Inc.	108,828	775
	Gladstone Land Corp.	23,397	563
	CatchMark Timber Trust Inc. Class A	44,164	517
			505,476
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,109,754)			1,267,396
		Shares	Market Value• ($000)
Real Estate Management & Development (4.6%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	29,401	1,312
	RMR Group Inc. Class A	13,790	533
*	Five Point Holdings LLC Class A	52,488	424
*	Tejon Ranch Co.	667	10
			2,279
Real Estate Development (0.3%)
*	Howard Hughes Corp.	37,466	3,651
*	Forestar Group Inc.	15,044	315
			3,966
Real Estate Operating Companies (0.2%)
	Kennedy-Wilson Holdings Inc.	115,087	2,287
*	FRP Holdings Inc.	5,472	305
			2,592
Real Estate Services (3.9%)
*	CBRE Group Inc. Class A	303,243	25,997
*	Jones Lang LaSalle Inc.	46,144	9,019
*	Redfin Corp.	83,967	5,324
*	eXp World Holdings Inc.	57,020	2,211
*	Cushman & Wakefield plc	120,511	2,105
*	Realogy Holdings Corp.	104,997	1,913
*,1	Opendoor Technologies Inc.	104,532	1,853
	Newmark Group Inc. Class A	144,206	1,732
*	Marcus & Millichap Inc.	21,314	829
	RE/MAX Holdings Inc. Class A	16,513	550
*	Altisource Portfolio Solutions SA	393	4
			51,537
Total Real Estate Management & Development (Cost $44,166)			60,374

Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 0.056% (Cost $493)	4,930	493
Total Investments (100.0%) (Cost $1,154,413)			1,328,263
Other Assets and Liabilities—Net (0.0%)			167
Net Assets (100%)			1,328,430
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $464,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $478,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	September 2021	33	1,310	(32)
See accompanying Notes, which are an integral part of the Financial Statements.
5

Real Estate Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,153,920)	1,327,770
Affiliated Issuers (Cost $493)	493
Total Investments in Securities	1,328,263
Investment in Vanguard	45
Cash Collateral Pledged—Futures Contracts	82
Receivables for Investment Securities Sold	5
Receivables for Accrued Income	3,816
Receivables for Capital Shares Issued	441
Total Assets	1,332,652
Liabilities
Due to Custodian	1,616
Payables for Investment Securities Purchased	899
Collateral for Securities on Loan	478
Payables for Capital Shares Redeemed	1,077
Payables to Vanguard	143
Variation Margin Payable—Futures Contracts	9
Total Liabilities	4,222
Net Assets	1,328,430
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,127,212
Total Distributable Earnings (Loss)	201,218
Net Assets	1,328,430

Net Assets
Applicable to 92,701,734 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,328,430
Net Asset Value Per Share	$14.33
See accompanying Notes, which are an integral part of the Financial Statements.
6

Real Estate Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	15,728
Interest[1]	2
Securities Lending—Net	26
Total Income	15,756
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative	1,400
Marketing and Distribution	31
Custodian Fees	8
Shareholders’ Reports and Proxy Fees	8
Trustees’ Fees and Expenses	—
Total Expenses	1,536
Net Investment Income	14,220
Realized Net Gain (Loss)
Capital Gain Distributions Received	805
Investment Securities Sold[1]	11,465
Futures Contracts	279
Swap Contracts	1,315
Realized Net Gain (Loss)	13,864
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	202,158
Futures Contracts	(61)
Swap Contracts	(552)
Change in Unrealized Appreciation (Depreciation)	201,545
Net Increase (Decrease) in Net Assets Resulting from Operations	229,629
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $2,000, ($2,000), and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Real Estate Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,220	22,598
Realized Net Gain (Loss)	13,864	36,511
Change in Unrealized Appreciation (Depreciation)	201,545	(132,843)
Net Increase (Decrease) in Net Assets Resulting from Operations	229,629	(73,734)
Distributions
Total Distributions	(58,868)	(44,948)
Capital Share Transactions
Issued	112,384	151,575
Issued in Lieu of Cash Distributions	58,868	44,948
Redeemed	(90,690)	(243,185)
Net Increase (Decrease) from Capital Share Transactions	80,562	(46,662)
Total Increase (Decrease)	251,323	(165,344)
Net Assets
Beginning of Period	1,077,107	1,242,451
End of Period	1,328,430	1,077,107
See accompanying Notes, which are an integral part of the Financial Statements.
8

Real Estate Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.43	$13.74	$11.57	$13.14	$13.48	$13.77
Investment Operations
Net Investment Income	.159[1]	.259[1]	.329[1]	.367[1]	.375[1]	.346
Net Realized and Unrealized Gain (Loss) on Investments	2.421	(1.054)	2.874	(1.084)	.220	.734
Total from Investment Operations	2.580	(.795)	3.203	(.717)	.595	1.080
Distributions
Dividends from Net Investment Income	(.293)	(.316)	(.368)	(.383)	(.336)	(.375)
Distributions from Realized Capital Gains	(.387)	(.199)	(.665)	(.470)	(.599)	(.995)
Total Distributions	(.680)	(.515)	(1.033)	(.853)	(.935)	(1.370)
Net Asset Value, End of Period	$14.33	$12.43	$13.74	$11.57	$13.14	$13.48
Total Return	21.33%	-4.85%	28.81%	-5.35%	4.78%	8.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,328	$1,077	$1,242	$965	$1,077	$1,093
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.41%	2.19%	2.52%	3.04%	2.87%	2.55%
Portfolio Turnover Rate	5%	10%	7%	35%	10%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Real Estate Index Portfolio
Notes to Financial Statements
The Real Estate Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks in the portfolio’s target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or
10

Real Estate Index Portfolio
rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2021, the portfolio’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective
11

Real Estate Index Portfolio
rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the investment securities, and management’s estimates of such amounts for investment security distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $45,000, representing less than 0.01% of the portfolio’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Real Estate Index Portfolio
The following table summarizes the market value of the portfolio's investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,327,759	—	11	1,327,770
Temporary Cash Investments	493	—	—	493
Total	1,328,252	—	11	1,328,263

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	32	—	—	32
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,155,401
Gross Unrealized Appreciation	302,457
Gross Unrealized Depreciation	(129,627)
Net Unrealized Appreciation (Depreciation)	172,830
E.  During the six months ended June 30, 2021, the portfolio purchased $139,755,000 of investment securities and sold $53,815,000 of investment securities, other than temporary cash investments.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	8,377	12,842
Issued in Lieu of Cash Distributions	4,535	4,527
Redeemed	(6,859)	(21,151)
Net Increase (Decrease) in Shares Outstanding	6,053	(3,782)
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 42% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
13

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Real Estate Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
14

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Real Estate Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Vanguard Marketing Corporation, Distributor.
Q692REIT  082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Short-Term Investment-Grade Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	51
Liquidity Risk Management	52

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Short-Term Investment-Grade Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,001.90	$0.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Short-Term Investment-Grade Portfolio
Portfolio Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	8.4%
Common Stocks	0.1
Corporate Bonds	79.7
Sovereign Bonds	3.1
Taxable Municipal Bonds	0.0
U.S. Government and Agency Obligations	8.7
The table reflects the portfolio’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
2

Short-Term Investment-Grade Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.3%)
U.S. Government Securities (8.1%)
	U.S. Treasury Note/Bond	0.125%	9/30/22	20,000	19,997
	U.S. Treasury Note/Bond	1.375%	2/15/23	10,000	10,192
	U.S. Treasury Note/Bond	0.250%	6/15/23	25,000	25,004
	U.S. Treasury Note/Bond	0.250%	11/15/23	29,000	28,955
	U.S. Treasury Note/Bond	0.375%	4/15/24	25,000	24,969
	U.S. Treasury Note/Bond	0.500%	3/31/25	8,000	7,960
	U.S. Treasury Note/Bond	0.375%	12/31/25	50,000	49,047
[1]	U.S. Treasury Note/Bond	1.125%	2/28/27	5,000	5,035
	U.S. Treasury Note/Bond	0.625%	3/31/27	8,000	7,826
[1,2]	U.S. Treasury Note/Bond	1.500%	2/15/30	7,000	7,069
	U.S. Treasury Note/Bond	2.375%	11/15/49	500	532
					186,586
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.060%	2/1/37	6	6
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.286%	9/1/32	2	2
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	2.316%	8/1/37	5	6
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	12	13
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	11	12
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.707%	7/1/33	55	57
[3,4,5]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	2	2
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.000%	2.125%	12/1/32	3	4
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.125%	2.308%	6/1/33	16	17
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.185%	2.560%	7/1/32	1	1
[3,4,5]	Fannie Mae Pool, 1YR CMT + 2.210%	2.335%	5/1/33	21	23
[3,4]	Fannie Mae REMICS	2.100%	4/25/43	198	201
[3,4]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	282	288
[3,4]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	738	764
[3,4]	Fannie Mae REMICS	3.000%	9/25/49	363	379
[3,4]	Fannie Mae REMICS	3.500%	12/25/45	410	442
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.537%	8/1/37	23	24
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	14	14
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.336%	2/1/33	2	2
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.461%	10/1/32	4	4
[3,4,5]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.586%	8/1/33	10	10
[3,4,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	2.379%	9/1/32	1	1
[3,4]	Freddie Mac REMICS	2.250%	6/15/43–6/15/44	470	481
[3,4]	Freddie Mac REMICS	2.500%	12/25/49	567	589
[3,4]	Freddie Mac REMICS	2.750%	10/25/49	186	195
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Freddie Mac REMICS	3.000%	10/15/45	312	323
[3,4]	Freddie Mac REMICS	3.500%	12/25/49	273	290
[3]	Ginnie Mae	2.500%	9/20/49	357	370
[3]	Ginnie Mae	2.750%	3/20/46	187	190
[3]	Ginnie Mae	3.000%	3/20/41–12/20/47	194	201
					4,911
Total U.S. Government and Agency Obligations (Cost $193,157)					191,497
Asset-Backed/Commercial Mortgage-Backed Securities (8.0%)
[3]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	240	247
[3]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	250	256
[3,6]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	265	282
[3,6]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	171	184
[3,6]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	85
[3,6]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	108
[3]	Americredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	360	361
[3]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	254
[3]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	700	736
[3]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	560	594
[3]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	277
[3,6]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	280	280
[3,6]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	177	181
[3,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	180	185
[3,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	580	626
[3,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	590	599
[3,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	493
[3]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	122
3

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	BAMLL Commercial Mortgage Securities Trust Class AMP Series 2019-BPR	3.287%	11/5/32	410	404
[3]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	294	314
[3,5]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.504%	9/15/48	40	40
[3,5]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.200%	9/20/46	114	92
[3]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	167
[3]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	33
[3]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	399
[3]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	298
[3]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	88
[3]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	485	545
[3]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	164	182
[3]	Bank of America Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	410	409
[3,5]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.156%	5/25/47	136	133
[3,5]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.896%	10/25/36	147	139
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	430	456
[3,5]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	160	177
[3]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	197
[3,5]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.947%	2/25/30	214	215
[3,6]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	45	46
[3,6]	Canadian Pacer Auto Receivables Trust Class A3 Series 2020-1A	1.830%	7/19/24	930	942
[3,6]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	80	81
[3,6]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	140	144
[3,6]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	203
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	752	761
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-2	1.920%	5/15/24	1,368	1,383
[3]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	3,230	3,272
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	390	402
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	790	809
[3,6]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	1,460	1,456
[3]	Carmax Auto Owner Trust Class A3 Series 2019-3	2.180%	8/15/24	1,469	1,490
[3]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	1,650	1,677
[3]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	240	250
[3]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	270	280
[3]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	440	456
[3]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	380	393
[3]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	130	131
[3]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	140	144
[3]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	210	220
[3]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	350	362
[3]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	260	262
[3]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	130	131
[3]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	220	224
[3]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	200	206
[3]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	140	147
[3]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	140	146
[3]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	163
[3]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	210
[3]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	210	216
[3]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	200	209
[3]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	101
[3]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	122
[3,5]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	198
[3]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	165	181
[3,5]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	39
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	110

4

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.971%	12/15/47	390	392
[3,6]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	170	170
[3,6]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	575	580
[3,5]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.609%	3/20/36	96	82
[3,5]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.846%	2/25/47	109	87
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	224	236
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	1,263	1,338
[3]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	64
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	156	162
[3,5]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	90	97
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	550	590
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	74	78
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	570	613
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	651	703
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	435	476
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	204
[3]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	220	243
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	608	653
[3]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	770	821
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	310	333
[3,5]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	130	139
[3]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	240	265
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.581%	7/10/47	153	166
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.726%	9/10/58	100	101
[3,5]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.408%	9/15/50	40	44
[3,5]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.065%	7/25/37	61	57
[3]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	7	7
[3]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	262	268
[3]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	269	286
[3]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	171	180
[3]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	53
[3]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	590	624
[3]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	70	72
[3]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	247	265
[3]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	206	219
[3,5]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	82
[3]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	7	7
[3,5]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.389%	7/10/45	330	351
[3]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	80	82
[3,5]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	470	507
[3,5]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	500	539
[3]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	37	39
[3]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	190	200

5

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	131	144
[3]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	753	824
[3]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	405	443
[3]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	245	262
[3,5]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	205	215
[3]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	307	326
[3]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	641	694
[3]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	781	843
[3]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	479	522
[3]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	825	888
[3]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	252	276
[3]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	100	102
[3]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	40	40
[3,6]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	250	255
[3,5,6]	COMM Mortgage Trust Class AM Series 2013-CR9	4.413%	7/10/45	250	258
[3,5,6]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	435	466
[3,5]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	250	270
[3]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	650	699
[3,6]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	70	72
[3,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.413%	7/10/45	280	250
[3,5]	COMM Mortgage Trust Class C Series 2015-CR27	4.599%	10/10/48	825	892
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	140	151
[3]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	981	1,079
[3]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	134
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.516%	8/15/48	240	220
[3]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	410	479
[3]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	142
[3,6]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	200	204
[3]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	458	464
[3]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	190	195
[3]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	510	512
[3]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	7	7
[3]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	435	444
[3]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	660	687
[3]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	500	520
[3]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	180	185
[3]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	180	185
[3]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	208
[3,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.892%	10/25/56	258	261
[3,5,6]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	166	172
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2020-1	1.780%	12/22/25	510	517
[3,6]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	230	230
[3,6]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	440	445
[3,5]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.596%	11/25/36	56	43
[3,5]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.918%	1/25/37	116	84
[3,6]	FirstKey Homes Trust Class A Series FKH 2020-SFR2	1.266%	10/19/37	399	397
[3]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	490	493
[3]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	210	210

6

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	2,230	2,405
[3,6]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	640	664
[3]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	900	933
[3,6]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	510	548
[3,6]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	630	655
[3,6]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	212
[3]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	500	505
[3,6]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	370	380
[3,6]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	148
[3]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	370	386
[3,6]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	240
[3]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	300	308
[3]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	171
[3,6]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	201
[3]	Ford Credit Floorplan Master Owner Trust A Class D Series 2020-1	2.120%	9/15/25	190	194
[3]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	520	532
[3,4,5,6]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.842%	2/25/50	375	375
[3]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	460	467
[3]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	150	155
[3]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	210	214
[3]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	210	218
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	410	411
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	170	174
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	331
[3,6]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	70	70
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	199
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	237
[3]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	231
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	101
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	90
[3]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	220	220
[3]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	102
[3]	GM Financial Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	200	199
[3]	GM Financial Leasing Trust Class B Series 2021-2	0.690%	5/20/25	370	369
[3]	GM Financial Leasing Trust Class C Series 2021-2	1.010%	5/20/25	360	359
[3]	GM Financial Securitized Term Class B Series 2021-1	0.750%	5/17/27	100	99
[3]	GM Financial Securitized Term Class C Series 2021-1	1.040%	5/17/27	70	70
[3,5]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.998%	11/19/35	19	18
[3,6]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	1,590	1,596
[3,6]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	141
[3,6]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	282
[3,6]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	111
[3,6]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	201
[3,6]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	770	817
[3,5,6]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.597%	8/25/60	143	143

7

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	210	217
[3,5]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	100	115
[3]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	82
[3]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	306	318
[3]	GS Mortgage Securities Trust Class A4 Series 2013-GCJ14	3.955%	8/10/46	705	732
[3]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	495	523
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	910	959
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	300	324
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	99	109
[3]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	588	640
[3]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	530	566
[3,5]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	11
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	229
[3]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	110	120
[3,5]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.188%	7/10/46	543	576
[3]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	215	229
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	600	642
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	807	876
[3]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	330	357
[3]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	677	728
[3,6]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	25	25
[3]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	21
[3,5]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	380	411
[3,5]	GS Mortgage Securities Trust Class B Series 2013-GCJ12	3.777%	6/10/46	100	103
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.648%	9/10/47	270	282
[3,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.221%	7/10/46	140	137
[3,5]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.669%	9/10/47	410	387
[3,5]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	310	328
[3,6]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	262	254
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	124	125
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	760	768
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	270	277
[3]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	1.930%	4/15/27	240	247
[3,6]	Hertz Vehicle Financing II LP Class A Series 2015-3A	2.670%	9/25/21	16	16
[3,6]	Hertz Vehicle Financing II LP Class A Series 2016-2A	2.950%	3/25/22	32	32
[3,6]	Hertz Vehicle Financing LLC Class A Series 2021-1A	1.210%	12/26/25	510	511
[3,6]	Hertz Vehicle Financing LLC Class B Series 2021-1A	1.560%	12/26/25	420	421
[3,6]	Hertz Vehicle Financing LLC Class C Series 2021-1A	2.050%	12/26/25	200	201
[3,6]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	80	87
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	960	957
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2018-3	3.070%	11/21/24	210	213
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	190	194
[3]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	400	399
[3,6]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	73	74
[3,6]	HPEFS Equipment Trust Class A3 Series 2020-1A	1.760%	2/20/30	600	605
[3,6]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	180	182
[3,6]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	300	304
[3,6]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	100	102
[3,6]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	100	102
[3,6]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	500	455

8

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	220	219
[3]	Hyundai Auto Receivables Trust Class A3 Series 2019-B	1.940%	2/15/24	326	329
[3]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	410	422
[3]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	190	198
[3]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	120	124
[3]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	130	130
[3]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	278
[3]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	270
[3]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	160	163
[3]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	249
[3]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	400	402
[3,5,6]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.932%	12/17/36	651	651
[3,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.782%	3/17/37	954	953
[3,5,6]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.232%	12/17/36	250	250
[3,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.032%	3/17/37	260	260
[3,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	17	17
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	277	282
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	60	63
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	77	82
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	310	332
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	755	772
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	2	2
[3,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2011-C5	5.611%	8/15/46	100	100
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	400	430
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.124%	12/15/46	550	587
[3,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.874%	11/15/43	150	150
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.213%	1/15/46	70	72
[3,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.189%	12/15/46	270	277
[3,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.874%	11/15/43	170	148
[3]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	553	585
[3]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	590	645
[3,5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	240	252
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	100	108
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	70	75
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	530	572
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	354	377
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	580	625

9

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	513	567
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	439	461
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	100	107
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	750	807
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,298
[3]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	292
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.175%	7/15/45	180	190
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	300	322
[3,5]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	385	424
[3,5]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.960%	2/15/47	300	316
[3,5]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.960%	2/15/47	150	146
[3]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	271
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	222
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	75	83
[3]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	75	83
[3]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	220	238
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	11
[3]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	177
[3,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	280	286
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	170	174
[3,6]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	272	281
[3,6]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	1,420	1,416
[3,5]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	1.877%	4/25/34	3	3
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	790	790
[3]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	420	420
[3]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	590	606
[3,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.444%	7/25/33	6	6
[3,5]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.671%	2/25/33	11	11
[3,6]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	200	206
[3,6]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	148	149
[3,6]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	110	118
[3,6]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	233
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	259	268
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	668	709
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	233	250
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	413	444
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	112	114
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.217%	7/15/46	683	721
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.296%	8/15/46	580	608
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	80	85

10

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	200	214
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	130	134
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	95	99
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	315	339
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	490	528
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	440	474
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	780	834
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	822	901
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	779	840
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	1,304	1,452
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	83
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	450	483
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	504	541
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	320	344
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,455	1,595
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	60	62
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	450	484
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	230	247
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	160	172
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.493%	6/15/47	660	677
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.217%	7/15/46	70	61
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.063%	4/15/47	50	52
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.926%	6/15/47	300	298
[3,5]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.903%	5/15/49	40	43
[3]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	140	152
[3,6]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	375	403
[3,6]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	380	405
[3]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	916	1,009
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	400	432
[3]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	154	164
[3]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	195	217
[3]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	60	61
[3,5]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.735%	12/15/48	150	146
[3,5]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.043%	6/25/36	51	48
[3,6]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	785	760
[3,6]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	222	228
[3,6]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	382	395
[3,6]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	1,092	1,149
[3,5,6]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.142%	6/25/65	14	14

11

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	0.842%	3/25/66	420	421
[3,6]	Navient Student Loan Trust Class A2 Series 2018-EA	3.390%	12/15/59	512	532
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	340	349
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	280	291
[3]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	610	629
[3,6]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	200	184
[3,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.955%	1/16/60	207	208
[3,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.091%	6/20/60	95	95
[3,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.033%	8/18/60	80	80
[3,6]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	220	223
[3,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.042%	11/25/65	310	314
[3,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.930%	12/5/59	279	279
[3,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.927%	4/10/50	44	44
[3,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.877%	11/10/49	200	201
[3,5]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.539%	9/25/36	48	37
[3,5]	RFMSI Trust Class 2A1 Series 2006-SA2	4.460%	8/25/36	159	142
[3]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	630	637
[3]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	400	403
[3]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	440	440
[3]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	1,390	1,422
[3]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	780	801
[3]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	1,250	1,277
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	880	900
[3]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	550	550
[3,6]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	1,370	1,392
[3,6]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	1,160	1,157
[3,6]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	340	347
[3,6]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	290	289
[3,6]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	310	310
[3,6]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	470	482
[3,6]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	610
[3,6]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	468
[3,6]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	93	94
[3,6]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	230	233
[3,6]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	100	100
[3,6]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	137	141
[3,6]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	293	304
[3,6]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	563	593
[3,6]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	769	805
[3,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.042%	1/25/39	19	19
[3,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.692%	7/25/40	11	11
[3,6]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	38	38
[3,6]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	41	41
[3,6]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	58	59

12

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,6]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	14	14
[3,6]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	190	193
[3,6]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	240	244
[3,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	95	96
[3,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	150	153
[3,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	160	164
[3,6]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	360	361
[3]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	380	391
[3,6]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	202	203
[3,6]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	130	131
[3,6]	Tesla Auto Lease Trust Class C Series 2018-B	4.360%	10/20/21	330	331
[3,6]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	100	101
[3,6]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	89	89
[3,6]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	120	121
[3,6]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	640	677
[3,6]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	105
[3,6]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	599
[3,6]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	1,280	1,281
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	190	197
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	300	309
[3]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	900	924
[3,6]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	200	200
[3,6]	Trafigura Securitisation Finance plc Class A2 Series 2018-1A	3.730%	3/15/22	1,500	1,510
[3,6]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	740	770
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[3]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	30	31
[3]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	183
[3,6]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	606	605
[3]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	150	155
[3]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	52
[3]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	1,540	1,536
[3]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	729
[3]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	390
[3]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	500	513
[3]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	630	632
[3]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	430	432
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	220	223
[3,5]	WaMu Mortgage Pass-Through Certificates Trust Class 1A7 Series 2003-AR9	2.746%	9/25/33	6	6
[3,5]	WaMu Mortgage Pass-Through Certificates Trust Class A Series 2002-AR18	2.558%	1/25/33	4	4
[3,5]	WaMu Mortgage Pass-Through Certificates Trust Class A7 Series 2003-AR7	2.662%	8/25/33	5	5
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	453	489
[3]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	320	339
[3,5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	277	292
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	638	670
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	585	638

13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	420	460
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	899	992
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	260	282
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	129
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	83
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	83
[3]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	103
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	1,120	1,206
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	870	937
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	40	41
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.435%	7/15/46	110	115
[3]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	208
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	350	383
[3,5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	275	303
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	236
[3]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	143
[3]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	179
[3,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.708%	9/15/58	315	328
[3,5]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	84
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.781%	10/25/36	71	67
[3,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	875	922
[3,5]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	355	375
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	230	245
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	480	510
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	29	31
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	483	519
[3]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	58	61
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	350	375
[3,5]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	165	178
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	530	572
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	565	610
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	589	634
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	340	370
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	342	369
[3]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	903	969
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	70	72
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	52
[3]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	179

14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.024%	12/15/46	140	148
[3]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	272
[3,5]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	87
[3]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	720	719
[3]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	130	135
[3]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	230	239
[3]	World Omni Auto Receivables Trust Class A4 Series 2021-B	0.690%	6/15/27	190	190
[3]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	220	224
[3]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	170	177
[3]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	152
[3]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	300	300
[3]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	140
[3]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	101
[3]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	130
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $178,736)					184,193
Corporate Bonds (75.9%)
Communications (5.5%)
	AT&T Inc.	0.395%	11/16/21	1,270	1,269
	AT&T Inc.	0.436%	12/14/21	4,050	4,045
	AT&T Inc.	0.406%	12/16/21	5,200	5,194
	AT&T Inc.	3.000%	6/30/22	991	1,013
	AT&T Inc.	2.625%	12/1/22	200	205
	AT&T Inc.	4.050%	12/15/23	130	141
	AT&T Inc.	0.900%	3/25/24	8,695	8,714
	AT&T Inc.	4.450%	4/1/24	90	98
	AT&T Inc.	3.950%	1/15/25	250	276
	AT&T Inc.	3.400%	5/15/25	825	899
	AT&T Inc.	3.600%	7/15/25	55	60
	AT&T Inc.	1.700%	3/25/26	5,760	5,822
[7]	Booking Holdings Inc.	0.100%	3/8/25	720	856
	Booking Holdings Inc.	3.600%	6/1/26	500	554
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	7,989	8,270
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,496	2,719
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	6,000	6,803
[6]	Cogent Communications	3.500%	5/1/26	90	92
	Comcast Corp.	3.600%	3/1/24	30	32
	Comcast Corp.	3.700%	4/15/24	2,437	2,641
	Comcast Corp.	3.375%	2/15/25	800	868
	Comcast Corp.	3.375%	8/15/25	2,820	3,078
	Comcast Corp.	3.950%	10/15/25	1,645	1,841
	Comcast Corp.	3.150%	3/1/26	1,550	1,687
[6]	Cox Communications Inc.	3.150%	8/15/24	250	267
	CSC Holdings LLC	6.750%	11/15/21	150	153
[6]	CSC Holdings LLC	5.375%	2/1/28	150	159
[6]	CSC Holdings LLC	7.500%	4/1/28	30	33
[6]	CSC Holdings LLC	6.500%	2/1/29	195	216
[6]	CSC Holdings LLC	4.625%	12/1/30	149	146
[6]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	468
	Discovery Communications LLC	2.950%	3/20/23	1,970	2,050
	Discovery Communications LLC	3.800%	3/13/24	1,465	1,571
	Discovery Communications LLC	3.900%	11/15/24	897	973
	Discovery Communications LLC	3.450%	3/15/25	175	188
	Discovery Communications LLC	3.950%	6/15/25	105	115
	Discovery Communications LLC	4.900%	3/11/26	1,040	1,188
	Expedia Group Inc.	3.600%	12/15/23	160	170
[6]	Expedia Group Inc.	6.250%	5/1/25	69	80
	Fox Corp.	3.666%	1/25/22	1,763	1,796
	Fox Corp.	4.030%	1/25/24	1,685	1,825
	Fox Corp.	3.050%	4/7/25	2,013	2,155
[6]	Frontier Communications Corp.	5.875%	10/15/27	35	38
[6]	Frontier Communications Corp.	5.000%	5/1/28	175	181
[6]	Frontier Communications Corp.	6.750%	5/1/29	60	64
[8]	Global Switch Holdings Ltd.	4.375%	12/13/22	600	872
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	168
	Lamar Media Corp.	3.750%	2/15/28	40	41
	Level 3 Financing Inc.	5.250%	3/15/26	50	52
[6]	Level 3 Financing Inc.	4.625%	9/15/27	80	83
[6]	Level 3 Financing Inc.	4.250%	7/1/28	20	20
[6]	Level 3 Financing Inc.	3.625%	1/15/29	80	77
[6]	Netflix Inc.	3.625%	6/15/25	420	452
	Netflix Inc.	4.875%	4/15/28	155	180
	Netflix Inc.	5.875%	11/15/28	10	12
[6]	Nexstar Broadcasting Inc.	5.625%	7/15/27	120	128
[6]	Nexstar Broadcasting Inc.	4.750%	11/1/28	100	103
[6]	NTT Finance Corp.	0.583%	3/1/24	1,390	1,387
[6]	NTT Finance Corp.	1.162%	4/3/26	1,385	1,381
[6]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	65	69
	Qwest Corp.	6.750%	12/1/21	1,100	1,127
	Rogers Communications Inc.	3.000%	3/15/23	70	72
[6]	Scripps Escrow II Inc.	3.875%	1/15/29	35	35
[6]	Sirius XM Radio Inc.	4.625%	7/15/24	240	246
[6]	Sirius XM Radio Inc.	5.000%	8/1/27	20	21
[6]	Sirius XM Radio Inc.	4.000%	7/15/28	25	26
[6]	Sky Ltd.	3.125%	11/26/22	1,530	1,588
[6]	Sky Ltd.	3.750%	9/16/24	1,580	1,727

15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Sky Ltd.	2.500%	9/15/26	645	859
	Sprint Corp.	7.125%	6/15/24	364	421
	Sprint Corp.	7.625%	3/1/26	110	135
[6]	Tegna Inc.	4.750%	3/15/26	130	139
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	305
	T-Mobile USA Inc.	3.500%	4/15/25	7,395	8,020
	T-Mobile USA Inc.	4.500%	2/1/26	290	297
	T-Mobile USA Inc.	1.500%	2/15/26	1,400	1,410
	T-Mobile USA Inc.	2.250%	2/15/26	305	308
[6]	T-Mobile USA Inc.	2.250%	2/15/26	145	146
	TWDC Enterprises 18 Corp.	2.550%	2/15/22	20	20
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	400	411
[6]	Twitter Inc.	3.875%	12/15/27	60	64
	VeriSign Inc.	5.250%	4/1/25	830	942
[9]	Verizon Communications Inc.	3.500%	2/17/23	170	133
	Verizon Communications Inc.	4.150%	3/15/24	300	326
	Verizon Communications Inc.	0.750%	3/22/24	2,725	2,737
	Verizon Communications Inc.	3.500%	11/1/24	700	757
	Verizon Communications Inc.	3.376%	2/15/25	1,630	1,771
	Verizon Communications Inc.	0.850%	11/20/25	4,560	4,504
	Verizon Communications Inc.	1.450%	3/20/26	2,945	2,972
	Verizon Communications Inc.	1.680%	10/30/30	41	39
[5,9]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.259%	2/17/23	1,030	780
	ViacomCBS Inc.	3.875%	4/1/24	1,555	1,672
	ViacomCBS Inc.	3.500%	1/15/25	300	323
	ViacomCBS Inc.	4.750%	5/15/25	4,473	5,061
	Vodafone Group plc	3.750%	1/16/24	5,270	5,706
	Vodafone Group plc	4.125%	5/30/25	710	793
[5,9]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.074%	12/13/22	140	105
	Walt Disney Co.	0.283%	9/15/21	300	300
	Walt Disney Co.	0.283%	10/1/21	300	300
	Walt Disney Co.	1.750%	8/30/24	2,610	2,697
	Walt Disney Co.	3.700%	9/15/24	110	120
	Walt Disney Co.	3.350%	3/24/25	2,080	2,262
	WPP Finance 2010	3.625%	9/7/22	30	31
[6]	Zayo Group Holdings Inc.	4.000%	3/1/27	155	154
[6]	Zayo Group Holdings Inc.	6.125%	3/1/28	50	51
					127,951
Consumer Discretionary (5.1%)
[6,10]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	75	76
[6]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	85	86
	Amazon.com Inc.	0.450%	5/12/24	565	564
	Amazon.com Inc.	5.200%	12/3/25	480	563
	Amazon.com Inc.	1.000%	5/12/26	1,000	1,000
[6]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	75	77
	American Honda Finance Corp.	2.050%	1/10/23	100	103
	American Honda Finance Corp.	1.950%	5/10/23	1,950	2,006
	American Honda Finance Corp.	0.875%	7/7/23	2,900	2,926
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	0.650%	9/8/23	372	374
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,214
	American Honda Finance Corp.	2.900%	2/16/24	100	106
	American Honda Finance Corp.	2.400%	6/27/24	1,500	1,577
	American Honda Finance Corp.	0.550%	7/12/24	3,400	3,388
	American Honda Finance Corp.	2.150%	9/10/24	1,000	1,045
[7]	American Honda Finance Corp.	1.950%	10/18/24	425	537
	American Honda Finance Corp.	1.200%	7/8/25	1,458	1,470
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	233
	Asbury Automotive Group Inc.	4.750%	3/1/30	20	21
	AutoZone Inc.	2.875%	1/15/23	75	77
	AutoZone Inc.	3.625%	4/15/25	1,550	1,696
[6]	BMW U.S. Capital LLC	0.800%	4/1/24	250	251
	BorgWarner Inc.	3.375%	3/15/25	200	216
[6]	Boyd Gaming Corp.	8.625%	6/1/25	190	209
[6]	Caesars Entertainment Inc.	6.250%	7/1/25	80	85
[6]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	20	21
[6]	Carnival Corp.	11.500%	4/1/23	84	95
[6]	Carnival Corp.	5.750%	3/1/27	130	137
[6]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	295	308
[6]	Churchill Downs Inc.	5.500%	4/1/27	200	209
[6]	Churchill Downs Inc.	4.750%	1/15/28	90	93
[6]	Clarios Global LP	6.750%	5/15/25	72	77
[6]	Clarios Global LP / Clarios U.S. Finance Co.	6.250%	5/15/26	46	49
[6]	Daimler Finance North America LLC	1.750%	3/10/23	175	178
[6]	Daimler Finance North America LLC	3.650%	2/22/24	1,000	1,074
[6]	Daimler Finance North America LLC	0.750%	3/1/24	3,715	3,714
[6]	Daimler Finance North America LLC	2.700%	6/14/24	821	864
	DR Horton Inc.	2.600%	10/15/25	1,000	1,054
	eBay Inc.	1.400%	5/10/26	500	501
[6]	ERAC USA Finance LLC	2.700%	11/1/23	1,740	1,818
[6]	ERAC USA Finance LLC	3.850%	11/15/24	260	284
[6]	ERAC USA Finance LLC	3.800%	11/1/25	125	138
[6]	ERAC USA Finance LLC	3.300%	12/1/26	100	109
	Ford Motor Co.	8.500%	4/21/23	116	129
	Ford Motor Credit Co. LLC	3.087%	1/9/23	170	173
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	88
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	43
	Ford Motor Credit Co. LLC	3.375%	11/13/25	505	524
	Ford Motor Credit Co. LLC	4.125%	8/17/27	205	218
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	62
	General Motors Co.	4.875%	10/2/23	1,840	2,003
	General Motors Co.	5.400%	10/2/23	1,060	1,167
	General Motors Co.	6.125%	10/1/25	2,600	3,078

16

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.375%	9/25/21	3,660	3,694
	General Motors Financial Co. Inc.	4.200%	11/6/21	300	304
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	356
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	102
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	508
	General Motors Financial Co. Inc.	5.200%	3/20/23	2,087	2,247
	General Motors Financial Co. Inc.	4.250%	5/15/23	700	744
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	106
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,750	3,029
	General Motors Financial Co. Inc.	1.050%	3/8/24	500	503
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	700
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,300	1,395
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	109
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,080	1,143
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,350	1,493
	General Motors Financial Co. Inc.	2.750%	6/20/25	100	105
	General Motors Financial Co. Inc.	4.300%	7/13/25	990	1,094
	General Motors Financial Co. Inc.	1.250%	1/8/26	1,000	993
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	85	95
[6]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	955	970
[6]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	535
[6]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	120	126
[6]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	32
[6]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	65	66
[6]	International Game Technology plc	4.125%	4/15/26	55	57
[6]	International Game Technology plc	6.250%	1/15/27	15	17
	Lennar Corp.	5.375%	10/1/22	180	190
	Lennar Corp.	4.875%	12/15/23	500	544
	Lennar Corp.	4.500%	4/30/24	100	109
	Lennar Corp.	5.875%	11/15/24	300	341
	Lennar Corp.	4.750%	5/30/25	819	919
	Lennar Corp.	5.250%	6/1/26	120	138
[6]	Lithia Motors Inc.	5.250%	8/1/25	115	118
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	285	316
[6]	Live Nation Entertainment Inc.	4.750%	10/15/27	27	28
[6]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	55
	Lowe's Cos. Inc.	3.125%	9/15/24	100	107
	Marriott International Inc.	5.750%	5/1/25	885	1,022
	Marriott International Inc.	3.750%	10/1/25	500	541
	McDonald's Corp.	3.350%	4/1/23	832	873
	McDonald's Corp.	3.375%	5/26/25	700	760
	McDonald's Corp.	3.300%	7/1/25	1,030	1,118
	McDonald's Corp.	1.450%	9/1/25	700	714
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	3.700%	1/30/26	400	445
[6]	Meritage Homes Corp.	3.875%	4/15/29	55	57
[6]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	356
[6]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	405	408
[6]	Nissan Motor Acceptance Corp.	1.050%	3/8/24	1,000	997
[6]	Nissan Motor Acceptance Corp.	2.000%	3/9/26	1,000	1,006
[6]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,979
[6]	Nissan Motor Co. Ltd.	3.522%	9/17/25	2,490	2,658
	PulteGroup Inc.	5.500%	3/1/26	80	94
	PulteGroup Inc.	5.000%	1/15/27	40	47
	Ralph Lauren Corp.	1.700%	6/15/22	70	71
	Ross Stores Inc.	0.875%	4/15/26	2,000	1,959
[6]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	23
[6]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	22
[6]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	40	46
	Toll Brothers Finance Corp.	4.875%	11/15/25	140	157
	Toll Brothers Finance Corp.	4.875%	3/15/27	140	159
	Toll Brothers Finance Corp.	4.350%	2/15/28	75	83
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	104
	Toyota Motor Credit Corp.	2.900%	3/30/23	3,000	3,133
	Toyota Motor Credit Corp.	0.400%	4/6/23	860	861
	Toyota Motor Credit Corp.	0.500%	8/14/23	955	957
	Toyota Motor Credit Corp.	1.350%	8/25/23	1,000	1,019
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,929
	Toyota Motor Credit Corp.	0.450%	1/11/24	1,650	1,645
	Toyota Motor Credit Corp.	2.900%	4/17/24	70	74
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	2,096
	Toyota Motor Credit Corp.	0.800%	10/16/25	1,500	1,489
[7]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	410	496
	Tri Pointe Homes Inc.	5.700%	6/15/28	95	105
[6]	Vail Resorts Inc.	6.250%	5/15/25	245	262
[7]	Volkswagen Bank GmbH	0.750%	6/15/23	490	590
[7]	Volkswagen Financial Services AG	2.500%	4/6/23	930	1,153
[7]	Volkswagen Financial Services AG	0.875%	4/12/23	500	603
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	680	530
[6]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	900	905
[6]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	1,785	1,808
[6]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	1,600	1,633
[6]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,600	1,644
[6]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	2,000	2,006
[6]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,200	1,254
[6]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	599	647
[6]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	3,485	3,496
[6]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	539
[6]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	2,750	2,735
[7]	Volkswagen Leasing GmbH	1.375%	1/20/25	800	992

17

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	William Carter Co.	5.500%	5/15/25	129	136
[6]	Williams Scotsman International Inc.	4.625%	8/15/28	86	89
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	75	78
[6]	Yum! Brands Inc.	7.750%	4/1/25	55	60
					117,159
Consumer Staples (3.1%)
[6]	7-Eleven Inc.	0.625%	2/10/23	350	350
[6]	7-Eleven Inc.	0.800%	2/10/24	2,000	1,995
[6]	7-Eleven Inc.	0.950%	2/10/26	600	589
[7]	Altria Group Inc.	1.000%	2/15/23	985	1,185
	Altria Group Inc.	2.350%	5/6/25	1,959	2,049
[7]	Altria Group Inc.	1.700%	6/15/25	295	368
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	500	552
	BAT Capital Corp.	3.222%	8/15/24	1,200	1,275
[8]	BAT Capital Corp.	2.125%	8/15/25	295	418
	BAT Capital Corp.	3.215%	9/6/26	156	166
	BAT Capital Corp.	4.700%	4/2/27	600	678
[8]	BAT International Finance plc	1.750%	7/5/21	420	581
[6]	BAT International Finance plc	3.950%	6/15/25	2,180	2,380
	BAT International Finance plc	1.668%	3/25/26	1,550	1,552
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	220	222
	Campbell Soup Co.	3.650%	3/15/23	372	391
	Campbell Soup Co.	3.950%	3/15/25	420	463
[7]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	450	546
[6]	Coca-Cola European Partners plc	0.500%	5/5/23	500	499
	Conagra Brands Inc.	4.300%	5/1/24	498	547
	Constellation Brands Inc.	2.650%	11/7/22	687	706
	Constellation Brands Inc.	3.200%	2/15/23	390	406
	Constellation Brands Inc.	4.250%	5/1/23	2,390	2,549
	Constellation Brands Inc.	4.750%	11/15/24	913	1,025
	Constellation Brands Inc.	4.400%	11/15/25	869	981
	Constellation Brands Inc.	4.750%	12/1/25	215	247
	Dollar General Corp.	3.250%	4/15/23	2,950	3,078
	Dollar Tree Inc.	3.700%	5/15/23	1,211	1,279
	General Mills Inc.	2.600%	10/12/22	850	872
	General Mills Inc.	3.700%	10/17/23	681	729
	Grupo Bimbo SAB de CV	4.500%	1/25/22	100	102
[6]	Grupo Bimbo SAB de CV	4.500%	1/25/22	100	102
	Hershey Co.	0.900%	6/1/25	100	100
	Hormel Foods Corp.	0.650%	6/3/24	1,000	1,002
	JM Smucker Co.	3.500%	3/15/25	1,401	1,526
	Kellogg Co.	2.650%	12/1/23	905	950
	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,713	1,826
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	721
	Keurig Dr Pepper Inc.	0.750%	3/15/24	1,000	1,001
	Keurig Dr Pepper Inc.	4.417%	5/25/25	1,100	1,235
	Kimberly-Clark Corp.	3.050%	8/15/25	200	216
	Kraft Heinz Foods Co.	3.875%	5/15/27	480	528
	Kroger Co.	3.400%	4/15/22	315	320
	Kroger Co.	2.800%	8/1/22	1,142	1,169
	Kroger Co.	3.850%	8/1/23	600	637
	Kroger Co.	4.000%	2/1/24	302	325
	Kroger Co.	3.500%	2/1/26	470	516
[6]	Lamb Weston Holdings Inc.	4.625%	11/1/24	222	230
[6]	Lamb Weston Holdings Inc.	4.875%	11/1/26	70	72
[6]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	83
	McCormick & Co. Inc.	2.700%	8/15/22	972	995
	McCormick & Co. Inc.	3.150%	8/15/24	100	107
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	900	940
	Mondelez International Inc.	0.625%	7/1/22	1,000	1,003
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,525
[6]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,163
[7]	PepsiCo Inc.	0.250%	5/6/24	515	619
	PepsiCo Inc.	2.250%	3/19/25	15	16
[6]	Performance Food Group Inc.	5.500%	6/1/24	273	274
[6]	Performance Food Group Inc.	6.875%	5/1/25	35	38
[6]	Performance Food Group Inc.	5.500%	10/15/27	140	147
[6]	Pernod Ricard SA	4.250%	7/15/22	285	296
	Philip Morris International Inc.	2.625%	3/6/23	75	78
	Philip Morris International Inc.	1.125%	5/1/23	350	355
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,063
	Philip Morris International Inc.	1.500%	5/1/25	700	714
	Philip Morris International Inc.	2.750%	2/25/26	500	534
[7]	Philip Morris International Inc.	2.875%	3/3/26	500	669
	Philip Morris International Inc.	0.875%	5/1/26	1,000	987
[6]	Post Holdings Inc.	5.750%	3/1/27	20	21
[6]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	4,140	4,219
[6]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	4,450	4,700
	Reynolds American Inc.	4.450%	6/12/25	4,021	4,458
	Sysco Corp.	5.650%	4/1/25	1,205	1,398
	Tyson Foods Inc.	4.500%	6/15/22	90	93
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,071
	Tyson Foods Inc.	3.950%	8/15/24	932	1,014
	Unilever Capital Corp.	2.600%	5/5/24	900	949
[6]	Viterra Finance BV	2.000%	4/21/26	250	250
					72,035
Energy (7.7%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	923	953
	BP Capital Markets America Inc.	2.520%	9/19/22	1,275	1,307
	BP Capital Markets America Inc.	2.750%	5/10/23	1,920	2,002
	BP Capital Markets America Inc.	3.790%	2/6/24	1,820	1,963
	BP Capital Markets America Inc.	3.224%	4/14/24	1,540	1,641
	BP Capital Markets America Inc.	3.194%	4/6/25	1,385	1,492
	BP Capital Markets America Inc.	3.796%	9/21/25	1,500	1,662
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	2,170
	BP Capital Markets plc	2.500%	11/6/22	345	355
	BP Capital Markets plc	3.814%	2/10/24	1,100	1,190
	BP Capital Markets plc	3.535%	11/4/24	1,061	1,155
	BP Capital Markets plc	3.506%	3/17/25	355	389
	Buckeye Partners LP	4.150%	7/1/23	95	98
	Canadian Natural Resources Ltd.	2.950%	1/15/23	885	917
	Canadian Natural Resources Ltd.	3.800%	4/15/24	405	435

18

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	468
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	638
	Cenovus Energy Inc.	3.950%	4/15/22	40	41
	Cenovus Energy Inc.	3.000%	8/15/22	235	240
	Cenovus Energy Inc.	4.000%	4/15/24	200	214
	Cenovus Energy Inc.	5.375%	7/15/25	2,733	3,127
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	3,615	4,140
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	2,575	2,954
[6]	Cheniere Energy Inc.	4.625%	10/15/28	125	132
	Chevron Corp.	1.554%	5/11/25	2,814	2,882
	Chevron USA Inc.	3.900%	11/15/24	500	548
	Chevron USA Inc.	0.687%	8/12/25	900	893
	Cimarex Energy Co.	4.375%	6/1/24	395	430
	CNPC General Capital Ltd.	3.950%	4/19/22	200	205
[6]	CNX Resources Corp.	7.250%	3/14/27	150	161
	ConocoPhillips Co.	2.400%	12/15/22	535	548
	ConocoPhillips Co.	4.950%	3/15/26	1,115	1,295
[6]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	88
	DCP Midstream Operating LP	5.625%	7/15/27	58	66
[6]	Devon Energy Corp.	5.250%	9/15/24	1,025	1,142
	Diamondback Energy Inc.	0.900%	3/24/23	625	625
	Diamondback Energy Inc.	2.875%	12/1/24	2,340	2,474
	Diamondback Energy Inc.	4.750%	5/31/25	800	902
	Diamondback Energy Inc.	3.250%	12/1/26	810	868
[6]	DT Midstream Inc.	4.125%	6/15/29	80	81
	Ecopetrol SA	5.875%	9/18/23	828	897
	Ecopetrol SA	4.125%	1/16/25	90	95
	Ecopetrol SA	5.375%	6/26/26	430	474
	Empresa Nacional del Petroleo	4.375%	10/30/24	771	833
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	267
	Empresa Nacional del Petroleo	5.250%	11/6/29	400	445
	Enable Midstream Partners LP	3.900%	5/15/24	210	224
	Enbridge Energy Partners LP	5.875%	10/15/25	320	378
	Enbridge Inc.	2.900%	7/15/22	430	440
	Enbridge Inc.	4.000%	10/1/23	1,015	1,084
	Enbridge Inc.	3.500%	6/10/24	775	833
	Enbridge Inc.	2.500%	1/15/25	710	745
[6]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	39	42
	Energy Transfer LP	5.200%	2/1/22	1,452	1,474
	Energy Transfer LP	3.450%	1/15/23	485	501
	Energy Transfer LP	3.600%	2/1/23	75	78
	Energy Transfer LP	4.250%	3/15/23	1,189	1,248
	Energy Transfer LP	4.200%	9/15/23	542	580
	Energy Transfer LP	5.875%	1/15/24	1,060	1,174
	Energy Transfer LP	4.900%	2/1/24	1,310	1,424
	Energy Transfer LP	4.250%	4/1/24	1,305	1,406
	Energy Transfer LP	4.500%	4/15/24	1,205	1,312
	Energy Transfer LP	4.050%	3/15/25	1,240	1,346
	Energy Transfer LP	2.900%	5/15/25	360	379
	Energy Transfer LP	4.750%	1/15/26	95	107
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	2,350	2,401
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,535	2,642
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	3,253	3,487
[6]	Eni SPA	4.000%	9/12/23	1,845	1,971
[6]	EnLink Midstream LLC	5.625%	1/15/28	30	32
	EnLink Midstream Partners LP	4.850%	7/15/26	85	88
	Enterprise Products Operating LLC	3.900%	2/15/24	875	942
	Enterprise Products Operating LLC	3.700%	2/15/26	955	1,058
	EOG Resources Inc.	2.625%	3/15/23	512	529
	EOG Resources Inc.	3.150%	4/1/25	995	1,072
[6]	EQM Midstream Partners LP	6.000%	7/1/25	95	103
	EQT Corp.	3.000%	10/1/22	18	18
[6]	EQT Corp.	3.125%	5/15/26	50	51
	EQT Corp.	5.000%	1/15/29	125	139
[7]	Exxon Mobil Corp.	0.142%	6/26/24	985	1,177
	Exxon Mobil Corp.	2.709%	3/6/25	220	234
	Exxon Mobil Corp.	2.992%	3/19/25	2,475	2,656
	Exxon Mobil Corp.	2.275%	8/16/26	1,000	1,055
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	270	281
[7]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	100	125
[7]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	570	709
[7]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	100	123
	Harvest Operations Corp.	3.000%	9/21/22	200	206
[6]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	65	68
[6]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	530
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	270	270
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	115	118
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,374
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,005	1,046
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	412
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	399
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	551
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	170
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,830
[6]	Kinder Morgan Inc.	5.625%	11/15/23	410	451
	Kinder Morgan Inc.	4.300%	6/1/25	835	930
	Marathon Petroleum Corp.	4.500%	5/1/23	2,710	2,891
	Marathon Petroleum Corp.	4.750%	12/15/23	1,545	1,686
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,124
	Marathon Petroleum Corp.	4.700%	5/1/25	1,327	1,497
[6]	MEG Energy Corp.	6.500%	1/15/25	404	418
[6]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	2,055	2,088
	MPLX LP	3.500%	12/1/22	1,103	1,146
	MPLX LP	3.375%	3/15/23	475	497
	MPLX LP	4.875%	12/1/24	920	1,030
	MPLX LP	4.875%	6/1/25	200	226
	MPLX LP	1.750%	3/1/26	2,375	2,402
	Nustar Logistics LP	5.750%	10/1/25	140	152

19

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	3.500%	6/15/25	110	113
	Occidental Petroleum Corp.	5.500%	12/1/25	90	99
	Occidental Petroleum Corp.	3.400%	4/15/26	35	36
	Occidental Petroleum Corp.	3.200%	8/15/26	155	156
	ONEOK Inc.	2.750%	9/1/24	1,085	1,142
	ONEOK Inc.	2.200%	9/15/25	735	756
	ONEOK Inc.	5.850%	1/15/26	431	510
	ONEOK Partners LP	3.375%	10/1/22	345	355
	ONEOK Partners LP	5.000%	9/15/23	825	891
	ONEOK Partners LP	4.900%	3/15/25	320	358
	Ovintiv Exploration Inc.	5.625%	7/1/24	200	223
	Ovintiv Inc.	3.900%	11/15/21	140	140
	Pertamina Persero PT	4.875%	5/3/22	1,129	1,169
	Pertamina Persero PT	4.300%	5/20/23	1,688	1,794
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petronas Capital Ltd.	3.125%	3/18/22	380	387
	Petronas Capital Ltd.	7.875%	5/22/22	315	335
[6]	Petronas Capital Ltd.	3.500%	4/21/30	268	293
	Phillips 66	3.700%	4/6/23	775	818
	Phillips 66	0.900%	2/15/24	815	816
	Phillips 66	3.850%	4/9/25	675	743
	Phillips 66	1.300%	2/15/26	700	700
	Phillips 66 Partners LP	3.605%	2/15/25	565	609
	Pioneer Natural Resources Co.	0.550%	5/15/23	500	500
	Pioneer Natural Resources Co.	0.750%	1/15/24	890	890
	Pioneer Natural Resources Co.	1.125%	1/15/26	990	980
	Pioneer Natural Resources Co.	4.450%	1/15/26	1,215	1,370
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	585	620
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	850	911
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,385	2,669
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	200	225
[6]	Rattler Midstream LP	5.625%	7/15/25	35	37
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	765	785
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,307
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,885	2,117
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,350	2,686
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,426	1,688
[6]	SAGlobal Sukuk Ltd.	0.946%	6/17/24	1,040	1,040
[6]	SAGlobal Sukuk Ltd.	1.602%	6/17/26	292	291
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	421
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	330	334
	Shell International Finance BV	2.000%	11/7/24	2,745	2,857
	Shell International Finance BV	2.375%	4/6/25	1,145	1,205
	Shell International Finance BV	3.250%	5/11/25	2,210	2,400
	Shell International Finance BV	2.875%	5/10/26	1,000	1,081
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	277	285
[6]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	863
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,140	1,230
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,332	1,360
	Spectra Energy Partners LP	3.500%	3/15/25	365	394
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	225	239
	Suncor Energy Inc.	2.800%	5/15/23	960	998
	Suncor Energy Inc.	3.600%	12/1/24	315	340
	Suncor Energy Inc.	3.100%	5/15/25	1,135	1,215
[6]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	10	11
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	54
	Total Capital International SA	3.700%	1/15/24	437	471
	Total Capital International SA	2.434%	1/10/25	2,195	2,308
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,970	2,016
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	937
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	1,006
	Valero Energy Corp.	2.700%	4/15/23	825	855
	Valero Energy Corp.	1.200%	3/15/24	1,305	1,316
	Valero Energy Corp.	2.850%	4/15/25	755	801
	Valero Energy Corp.	3.400%	9/15/26	455	493
	Western Midstream Operating LP	5.300%	2/1/30	180	202
	Williams Cos. Inc.	7.875%	9/1/21	120	121
	Williams Cos. Inc.	3.600%	3/15/22	2,645	2,690
	Williams Cos. Inc.	3.350%	8/15/22	270	277
	Williams Cos. Inc.	3.700%	1/15/23	515	536
	Williams Cos. Inc.	4.500%	11/15/23	2,567	2,781
	Williams Cos. Inc.	4.550%	6/24/24	2,770	3,051
	Williams Cos. Inc.	3.900%	1/15/25	431	471
	Williams Cos. Inc.	4.000%	9/15/25	345	382
					176,643
Financials (28.0%)
[6]	ABN AMRO Bank NV	1.542%	6/16/27	1,170	1,163
	ABN AMRO Bank NV	4.400%	3/27/28	800	843
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	750	777
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	315	334
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	945	1,014
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	525	572
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	1,125	1,179
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,330	1,391
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	430	456

20

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	903
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	300	330
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	1,654	1,635
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	150	165
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	326
	Aflac Inc.	3.250%	3/17/25	175	190
	Aflac Inc.	1.125%	3/15/26	565	566
	Air Lease Corp.	2.250%	1/15/23	672	690
	Air Lease Corp.	2.750%	1/15/23	245	253
	Air Lease Corp.	3.875%	7/3/23	365	387
	Air Lease Corp.	4.250%	2/1/24	580	628
	Air Lease Corp.	2.300%	2/1/25	1,000	1,033
	Air Lease Corp.	3.250%	3/1/25	90	96
	Air Lease Corp.	3.375%	7/1/25	1,075	1,154
	Air Lease Corp.	2.875%	1/15/26	1,690	1,777
	Aircastle Ltd.	4.400%	9/25/23	150	161
	Aircastle Ltd.	4.125%	5/1/24	210	224
[6]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	40	41
[6]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	5	5
	Allstate Corp.	0.750%	12/15/25	338	335
	Ally Financial Inc.	4.125%	2/13/22	385	394
	Ally Financial Inc.	4.625%	5/19/22	270	280
	Ally Financial Inc.	1.450%	10/2/23	2,445	2,484
	Ally Financial Inc.	3.875%	5/21/24	1,005	1,083
	Ally Financial Inc.	5.125%	9/30/24	55	62
	Ally Financial Inc.	4.625%	3/30/25	100	112
	Ally Financial Inc.	5.800%	5/1/25	60	70
	Ally Financial Inc.	5.750%	11/20/25	150	172
	American Express Co.	3.700%	11/5/21	70	71
	American Express Co.	2.750%	5/20/22	448	457
	American Express Co.	2.500%	8/1/22	300	306
	American Express Co.	3.700%	8/3/23	5,242	5,582
	American Express Co.	3.400%	2/22/24	1,445	1,546
	American Express Co.	2.500%	7/30/24	3,169	3,340
	American Express Co.	3.000%	10/30/24	1,065	1,142
	American Express Co.	4.200%	11/6/25	500	566
	American Express Co.	3.125%	5/20/26	200	219
	American International Group Inc.	2.500%	6/30/25	2,459	2,594
	American International Group Inc.	3.750%	7/10/25	955	1,052
	Ameriprise Financial Inc.	3.700%	10/15/24	550	602
	Ameriprise Financial Inc.	3.000%	4/2/25	740	793
[6]	Antares Holdings LP	3.950%	7/15/26	300	312
	Aon plc	4.000%	11/27/23	830	890
	Aon plc	3.500%	6/14/24	1,250	1,344
	Aon plc	3.875%	12/15/25	400	445
[6]	Apollo Management Holdings LP	4.000%	5/30/24	165	180
	Ares Capital Corp.	2.150%	7/15/26	1,000	995
	Assurant Inc.	4.200%	9/27/23	300	322
[7]	Athene Global Funding	1.875%	6/23/23	815	1,003
[6]	Athene Global Funding	1.200%	10/13/23	810	819
[6]	Athene Global Funding	0.950%	1/8/24	1,105	1,108
[7]	Athene Global Funding	1.125%	9/2/25	735	903
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	1,350	1,404
[5,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	2.040%	7/26/29	631	487
[8]	Aviva plc	6.125%	11/14/36	200	338
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	950	942
[6]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	675	732
[6]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	40	43
	Banco Santander SA	3.125%	2/23/23	200	208
	Banco Santander SA	2.706%	6/27/24	2,600	2,737
	Banco Santander SA	0.701%	6/30/24	415	416
	Banco Santander SA	2.746%	5/28/25	2,440	2,571
	Banco Santander SA	1.849%	3/25/26	750	759
[5,9]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.694%	1/19/23	600	455
	Bank of America Corp.	3.124%	1/20/23	1,035	1,051
	Bank of America Corp.	2.816%	7/21/23	500	512
[7]	Bank of America Corp.	0.750%	7/26/23	2,255	2,726
	Bank of America Corp.	3.004%	12/20/23	1,698	1,760
	Bank of America Corp.	4.125%	1/22/24	1,732	1,886
	Bank of America Corp.	3.550%	3/5/24	4,503	4,731
	Bank of America Corp.	4.000%	4/1/24	300	327
	Bank of America Corp.	0.523%	6/14/24	700	700
	Bank of America Corp.	3.864%	7/23/24	1,200	1,279
	Bank of America Corp.	4.200%	8/26/24	520	571
	Bank of America Corp.	0.810%	10/24/24	2,030	2,037
	Bank of America Corp.	4.000%	1/22/25	2,729	2,993
	Bank of America Corp.	3.458%	3/15/25	300	321
	Bank of America Corp.	3.950%	4/21/25	2,565	2,817
	Bank of America Corp.	0.976%	4/22/25	2,615	2,623
	Bank of America Corp.	3.875%	8/1/25	150	167
	Bank of America Corp.	0.981%	9/25/25	1,700	1,698
	Bank of America Corp.	3.093%	10/1/25	2,071	2,206
	Bank of America Corp.	2.456%	10/22/25	750	785
	Bank of America Corp.	3.366%	1/23/26	978	1,054
	Bank of America Corp.	2.015%	2/13/26	2,074	2,138
	Bank of America Corp.	4.450%	3/3/26	725	822
	Bank of America Corp.	1.319%	6/19/26	2,305	2,311
	Bank of America Corp.	1.197%	10/24/26	1,000	992
	Bank of America Corp.	1.658%	3/11/27	585	590
	Bank of America Corp.	1.734%	7/22/27	940	948
	Bank of Montreal	3.300%	2/5/24	4,815	5,157
	Bank of Montreal	0.949%	1/22/27	725	712
	Bank of Montreal	4.338%	10/5/28	1,565	1,679
	Bank of New York Mellon Corp.	2.661%	5/16/23	150	153
	Bank of New York Mellon Corp.	3.450%	8/11/23	95	101
	Bank of New York Mellon Corp.	3.650%	2/4/24	270	291
	Bank of New York Mellon Corp.	3.400%	5/15/24	620	668
	Bank of New York Mellon Corp.	3.250%	9/11/24	287	310
	Bank of New York Mellon Corp.	2.100%	10/24/24	210	220
	Bank of New York Mellon Corp.	3.000%	2/24/25	639	687
	Bank of New York Mellon Corp.	1.600%	4/24/25	1,233	1,266
	Bank of Nova Scotia	0.700%	4/15/24	1,145	1,146
	Bank of Nova Scotia	2.200%	2/3/25	2,400	2,506
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,484
	Bank of Nova Scotia	4.500%	12/16/25	570	647
	Bank of Nova Scotia	1.050%	3/2/26	1,355	1,342

21

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	1.350%	6/24/26	1,625	1,625
[6]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	650	666
[6]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,780	1,897
[6]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	1,280	1,277
[6]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	800	837
	Barclays plc	3.684%	1/10/23	200	203
[8]	Barclays plc	3.125%	1/17/24	425	620
	Barclays plc	4.375%	9/11/24	980	1,069
	Barclays plc	1.007%	12/10/24	1,780	1,787
	Barclays plc	3.650%	3/16/25	1,487	1,613
	Barclays plc	3.932%	5/7/25	1,965	2,120
	Barclays plc	4.375%	1/12/26	950	1,064
	Barclays plc	2.852%	5/7/26	2,940	3,106
	Barclays plc	5.200%	5/12/26	200	229
[7]	Berkshire Hathaway Inc.	0.625%	1/17/23	990	1,189
[7]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	775	929
[7]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	980
[7]	BNP Paribas SA	0.500%	7/15/25	700	841
[6]	BNP Paribas SA	2.819%	11/19/25	787	828
[6]	BNP Paribas SA	2.219%	6/9/26	540	557
[6]	BNP Paribas SA	1.323%	1/13/27	1,440	1,422
[6]	BOC Aviation Ltd.	2.375%	9/15/21	790	791
[6]	BPCE SA	5.700%	10/22/23	900	997
[6]	BPCE SA	2.375%	1/14/25	1,000	1,041
[6]	BPCE SA	1.000%	1/20/26	930	917
[5,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	660	502
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,229
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	1,180	1,207
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	980	1,042
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	570	567
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	1,700	1,691
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	610	609
	Capital One Bank USA NA	2.014%	1/27/23	2,100	2,119
	Capital One Bank USA NA	3.375%	2/15/23	1,125	1,177
	Capital One Bank USA NA	2.280%	1/28/26	1,482	1,537
	Capital One Financial Corp.	3.050%	3/9/22	1,140	1,159
	Capital One Financial Corp.	3.500%	6/15/23	40	42
	Capital One Financial Corp.	3.900%	1/29/24	609	657
	Capital One Financial Corp.	3.750%	4/24/24	500	541
	Capital One Financial Corp.	3.300%	10/30/24	500	539
	Capital One NA	2.250%	9/13/21	450	451
	Charles Schwab Corp.	3.550%	2/1/24	160	172
	Charles Schwab Corp.	0.750%	3/18/24	530	533
	Charles Schwab Corp.	4.200%	3/24/25	118	132
	Charles Schwab Corp.	3.850%	5/21/25	1,565	1,731
	Charles Schwab Corp.	0.900%	3/11/26	960	953
	Charles Schwab Corp.	1.150%	5/13/26	850	849
	Chubb INA Holdings Inc.	2.700%	3/13/23	435	452
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,172	3,420
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chubb INA Holdings Inc.	3.150%	3/15/25	748	808
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,254	2,478
	CIT Group Inc.	4.750%	2/16/24	545	591
	CIT Group Inc.	3.929%	6/19/24	250	264
[5,9]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.793%	5/20/22	500	377
	Citigroup Inc.	4.500%	1/14/22	340	348
	Citigroup Inc.	2.750%	4/25/22	591	602
	Citigroup Inc.	2.312%	11/4/22	1,949	1,961
	Citigroup Inc.	3.142%	1/24/23	975	990
	Citigroup Inc.	3.500%	5/15/23	500	527
	Citigroup Inc.	2.876%	7/24/23	1,440	1,477
	Citigroup Inc.	1.678%	5/15/24	1,345	1,373
	Citigroup Inc.	4.044%	6/1/24	2,250	2,397
	Citigroup Inc.	3.750%	6/16/24	200	218
	Citigroup Inc.	0.776%	10/30/24	880	882
	Citigroup Inc.	3.875%	3/26/25	795	873
	Citigroup Inc.	3.352%	4/24/25	1,250	1,333
	Citigroup Inc.	3.300%	4/27/25	395	430
	Citigroup Inc.	0.981%	5/1/25	855	857
	Citigroup Inc.	4.400%	6/10/25	887	991
	Citigroup Inc.	5.500%	9/13/25	60	70
	Citigroup Inc.	4.600%	3/9/26	975	1,111
	Citigroup Inc.	3.106%	4/8/26	2,435	2,605
	Citigroup Inc.	3.200%	10/21/26	230	249
	Citigroup Inc.	1.122%	1/28/27	900	887
	Citigroup Inc.	1.462%	6/9/27	1,360	1,354
[5,9]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.762%	10/27/23	200	154
	Citizens Bank NA	3.250%	2/14/22	281	285
	CNO Financial Group Inc.	5.250%	5/30/25	750	851
	Cooperatieve Rabobank UA	3.950%	11/9/22	250	262
[6]	Cooperatieve Rabobank UA	3.875%	9/26/23	1,245	1,337
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,084	2,278
[7]	Cooperatieve Rabobank UA	0.625%	2/27/24	500	605
[6]	Cooperatieve Rabobank UA	2.625%	7/22/24	1,015	1,069
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	836
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	750	739
[8]	Credit Agricole SA	7.375%	12/18/23	650	1,039
[6]	Credit Agricole SA	1.247%	1/26/27	835	822
	Credit Suisse AG	1.000%	5/5/23	500	505
	Credit Suisse AG	0.495%	2/2/24	535	533
	Credit Suisse AG	3.625%	9/9/24	1,190	1,292
	Credit Suisse AG	2.950%	4/9/25	1,100	1,179
[5,9]	Credit Suisse AG, 3M Australian Bank Bill Rate + 1.150%	1.190%	5/26/23	1,000	761
[6]	Credit Suisse Group AG	3.574%	1/9/23	1,105	1,122
	Credit Suisse Group AG	3.800%	6/9/23	830	879
[6]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,524
	Credit Suisse Group AG	3.750%	3/26/25	915	992
[6]	Credit Suisse Group AG	1.305%	2/2/27	600	588
[5,9]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.275%	3/8/24	310	233
[6]	Danske Bank A/S	2.000%	9/8/21	800	802
[6]	Danske Bank A/S	3.001%	9/20/22	1,000	1,005
[6]	Danske Bank A/S	3.875%	9/12/23	1,000	1,065
[6]	Danske Bank A/S	1.171%	12/8/23	1,530	1,537
[7]	Danske Bank A/S	1.000%	5/15/31	100	119
	Deutsche Bank AG	0.898%	5/28/24	1,400	1,394
	Deutsche Bank AG	2.222%	9/18/24	935	960

22

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	1.686%	3/19/26	575	580
	Deutsche Bank AG	2.129%	11/24/26	1,675	1,701
	Deutsche Bank NY	1.447%	4/1/25	860	865
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,160	1,212
[6,11]	Dexia Credit Local SA	2.375%	9/20/22	250	256
	Discover Bank	4.200%	8/8/23	635	684
	Discover Bank	2.450%	9/12/24	1,050	1,099
	Discover Bank	4.682%	8/9/28	550	584
	Discover Financial Services	3.950%	11/6/24	165	180
[6]	DNB Bank ASA	1.127%	9/16/26	720	714
[6]	DNB Bank ASA	1.535%	5/25/27	725	726
[6]	Equitable Financial Life Global Funding	0.500%	4/6/23	1,080	1,081
	Equitable Holdings Inc.	3.900%	4/20/23	992	1,049
[6]	F&G Global Funding	1.750%	6/30/26	1,000	1,004
[7]	FCA Bank SPA	0.625%	11/24/22	300	359
[6]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	715	821
	Fidelity National Financial Inc.	5.500%	9/1/22	80	84
	Fifth Third Bancorp	3.650%	1/25/24	900	965
	First Republic Bank	2.500%	6/6/22	1,765	1,798
	First Republic Bank	1.912%	2/12/24	1,760	1,796
[6]	Five Corners Funding Trust	4.419%	11/15/23	2,113	2,302
	Franklin Resources Inc.	2.800%	9/15/22	530	545
	FS KKR Capital Corp.	3.400%	1/15/26	440	455
[6]	GA Global Funding Trust	1.000%	4/8/24	865	867
[6]	GA Global Funding Trust	1.625%	1/15/26	390	395
	GATX Corp.	3.250%	3/30/25	60	64
	GATX Corp.	3.250%	9/15/26	290	313
	GE Capital Funding LLC	3.450%	5/15/25	605	658
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	1,566	1,709
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,967	1,982
	Goldman Sachs Group Inc.	0.481%	1/27/23	2,000	2,000
	Goldman Sachs Group Inc.	2.908%	6/5/23	232	237
	Goldman Sachs Group Inc.	2.905%	7/24/23	1,143	1,172
	Goldman Sachs Group Inc.	0.627%	11/17/23	740	740
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,951
	Goldman Sachs Group Inc.	4.000%	3/3/24	690	749
	Goldman Sachs Group Inc.	0.673%	3/8/24	1,025	1,027
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,575	1,703
	Goldman Sachs Group Inc.	0.657%	9/10/24	5,530	5,520
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,545	1,670
[7]	Goldman Sachs Group Inc.	3.375%	3/27/25	900	1,196
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,085	2,261
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,746	3,005
	Goldman Sachs Group Inc.	3.272%	9/29/25	3,207	3,430
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,310	1,466
	Goldman Sachs Group Inc.	0.855%	2/12/26	760	754
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Goldman Sachs Group Inc.	2.875%	6/3/26	600	802
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	919
	Goldman Sachs Group Inc.	1.093%	12/9/26	1,370	1,349
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,830	1,825
[5,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.239%	5/16/23	1,030	782
[5,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.395%	9/8/21	520	391
[6]	Great-West Lifeco U.S. Finance 2020 LP	0.904%	8/12/25	460	455
[8]	Hastings Group Finance plc	3.000%	5/24/25	570	836
	HSBC Holdings plc	3.262%	3/13/23	2,870	2,928
	HSBC Holdings plc	3.600%	5/25/23	2,220	2,350
[8]	HSBC Holdings plc	2.175%	6/27/23	500	702
	HSBC Holdings plc	3.033%	11/22/23	2,991	3,098
[12]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,353
[9]	HSBC Holdings plc	3.350%	2/16/24	291	227
	HSBC Holdings plc	4.250%	3/14/24	1,025	1,111
	HSBC Holdings plc	3.950%	5/18/24	1,775	1,885
	HSBC Holdings plc	3.803%	3/11/25	2,120	2,280
	HSBC Holdings plc	0.976%	5/24/25	1,800	1,799
	HSBC Holdings plc	4.250%	8/18/25	1,300	1,438
	HSBC Holdings plc	2.633%	11/7/25	1,084	1,138
	HSBC Holdings plc	1.645%	4/18/26	3,380	3,425
	HSBC Holdings plc	2.099%	6/4/26	2,700	2,777
	HSBC Holdings plc	4.292%	9/12/26	1,120	1,247
	HSBC Holdings plc	1.589%	5/24/27	1,300	1,302
[8]	HSBC Holdings plc	1.750%	7/24/27	200	279
[5,9]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.139%	2/16/24	686	518
	Huntington Bancshares Inc.	4.350%	2/4/23	200	212
	Huntington National Bank	2.500%	8/7/22	1,132	1,157
	Huntington National Bank	3.550%	10/6/23	980	1,045
	ING Groep NV	3.550%	4/9/24	200	215
	ING Groep NV	1.726%	4/1/27	580	585
	Intercontinental Exchange Inc.	0.700%	6/15/23	860	864
	Intercontinental Exchange Inc.	4.000%	10/15/23	630	679
	Intercontinental Exchange Inc.	3.750%	12/1/25	390	432
[6]	Intesa Sanpaolo SPA	3.250%	9/23/24	1,690	1,797
	Invesco Finance plc	3.125%	11/30/22	970	1,006
	Invesco Finance plc	4.000%	1/30/24	1,370	1,485
	Invesco Finance plc	3.750%	1/15/26	90	100
	Jefferies Group LLC	5.125%	1/20/23	550	588
	JPMorgan Chase & Co.	3.207%	4/1/23	1,836	1,875
	JPMorgan Chase & Co.	2.776%	4/25/23	1,779	1,813
	JPMorgan Chase & Co.	2.700%	5/18/23	32	33
	JPMorgan Chase & Co.	3.559%	4/23/24	1,215	1,281
	JPMorgan Chase & Co.	3.625%	5/13/24	735	797
	JPMorgan Chase & Co.	1.514%	6/1/24	950	968
	JPMorgan Chase & Co.	3.797%	7/23/24	480	511
	JPMorgan Chase & Co.	3.875%	9/10/24	100	109
	JPMorgan Chase & Co.	0.653%	9/16/24	635	635
	JPMorgan Chase & Co.	4.023%	12/5/24	2,142	2,312
	JPMorgan Chase & Co.	3.125%	1/23/25	670	719
	JPMorgan Chase & Co.	0.563%	2/16/25	800	795
	JPMorgan Chase & Co.	3.220%	3/1/25	2,667	2,833
	JPMorgan Chase & Co.	0.824%	6/1/25	2,330	2,325

23

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	0.969%	6/23/25	1,500	1,502
	JPMorgan Chase & Co.	3.900%	7/15/25	1,230	1,360
	JPMorgan Chase & Co.	2.301%	10/15/25	3,435	3,575
	JPMorgan Chase & Co.	2.005%	3/13/26	2,830	2,922
	JPMorgan Chase & Co.	2.083%	4/22/26	4,470	4,622
	JPMorgan Chase & Co.	1.045%	11/19/26	3,015	2,978
	JPMorgan Chase & Co.	1.040%	2/4/27	1,325	1,302
	JPMorgan Chase & Co.	1.578%	4/22/27	1,700	1,709
	Kemper Corp.	4.350%	2/15/25	500	548
	KeyBank NA	0.423%	1/3/24	1,070	1,070
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	122
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	45	45
	Lazard Group LLC	3.750%	2/13/25	230	251
[13,14]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lincoln National Corp.	4.000%	9/1/23	453	486
	Lloyds Banking Group plc	2.858%	3/17/23	2,065	2,100
	Lloyds Banking Group plc	1.326%	6/15/23	2,040	2,057
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,554
	Lloyds Banking Group plc	2.907%	11/7/23	4,000	4,125
	Lloyds Banking Group plc	3.900%	3/12/24	500	542
	Lloyds Banking Group plc	0.695%	5/11/24	1,740	1,744
	Lloyds Banking Group plc	4.500%	11/4/24	550	608
	Lloyds Banking Group plc	4.450%	5/8/25	765	858
	Lloyds Banking Group plc	3.870%	7/9/25	871	944
	Lloyds Banking Group plc	4.582%	12/10/25	1,075	1,208
	Lloyds Banking Group plc	2.438%	2/5/26	300	313
	Lloyds Banking Group plc	1.627%	5/11/27	585	586
[6]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,198
[6]	LSEGA Financing plc	1.375%	4/6/26	980	982
[9]	Macquarie Bank Ltd.	1.750%	6/21/22	90	68
[5,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.778%	6/21/22	1,860	1,402
[5,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	2.940%	5/28/30	1,460	1,157
[9]	Macquarie Group Ltd.	3.250%	12/15/22	400	303
[6]	Macquarie Group Ltd.	3.189%	11/28/23	355	368
	Macquarie Group Ltd.	3.189%	11/28/23	960	995
[6]	Macquarie Group Ltd.	1.340%	1/12/27	515	510
[6]	Macquarie Group Ltd.	1.629%	9/23/27	855	851
[5,9]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.174%	12/15/22	1,150	865
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	172	180
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	414
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	250	269
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	959
[6]	MassMutual Global Funding II	2.750%	6/22/24	2,200	2,333
	MetLife Inc.	3.600%	4/10/24	205	222
[6]	Metropolitan Life Global Funding I	0.900%	6/8/23	540	545
[6]	Metropolitan Life Global Funding I	0.400%	1/7/24	510	508
[6]	Metropolitan Life Global Funding I	3.600%	1/11/24	405	435
[7]	Metropolitan Life Global Funding I	0.375%	4/9/24	495	595
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,210	1,239
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,293	1,325
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	3,270	3,491
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	209
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,575	1,687
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	699
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	2,515	2,527
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,950	3,070
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,100	2,306
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,255	1,269
[6]	Mizuho Bank Ltd.	2.950%	10/17/22	480	496
[6]	Mizuho Bank Ltd.	3.750%	4/16/24	240	259
[6]	Mizuho Bank Ltd.	3.600%	9/25/24	400	434
	Mizuho Financial Group Inc.	2.273%	9/13/21	160	161
	Mizuho Financial Group Inc.	2.953%	2/28/22	915	931
	Mizuho Financial Group Inc.	2.721%	7/16/23	1,800	1,843
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,410	1,429
	Mizuho Financial Group Inc.	2.555%	9/13/25	552	578
	Mizuho Financial Group Inc.	2.226%	5/25/26	600	621
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,140	1,123
	Morgan Stanley	5.500%	7/28/21	750	753
	Morgan Stanley	4.875%	11/1/22	1,160	1,227
	Morgan Stanley	3.125%	1/23/23	3,540	3,691
	Morgan Stanley	3.750%	2/25/23	1,355	1,428
	Morgan Stanley	4.100%	5/22/23	800	851
	Morgan Stanley	0.560%	11/10/23	1,470	1,472
	Morgan Stanley	0.529%	1/25/24	3,190	3,189
	Morgan Stanley	0.731%	4/5/24	1,055	1,057
	Morgan Stanley	3.737%	4/24/24	962	1,017
	Morgan Stanley	3.700%	10/23/24	1,115	1,216
	Morgan Stanley	0.790%	5/30/25	3,169	3,157
	Morgan Stanley	2.720%	7/22/25	4,058	4,272
	Morgan Stanley	4.000%	7/23/25	1,320	1,470
	Morgan Stanley	0.864%	10/21/25	390	390
	Morgan Stanley	5.000%	11/24/25	2,095	2,416
	Morgan Stanley	2.188%	4/28/26	2,632	2,734
	Morgan Stanley	0.985%	12/10/26	1,105	1,089
	Morgan Stanley	1.593%	5/4/27	975	982
[7]	Morgan Stanley	0.406%	10/29/27	314	373
	MUFG Americas Holdings Corp.	3.000%	2/10/25	285	304
	MUFG Union Bank NA	2.100%	12/9/22	1,000	1,024
	Nasdaq Inc.	0.445%	12/21/22	300	300
	Nasdaq Inc.	4.250%	6/1/24	100	109
[6]	National Bank of Canada	2.150%	10/7/22	250	255
	National Bank of Canada	2.100%	2/1/23	1,330	1,365
	National Bank of Canada	0.550%	11/15/24	1,140	1,135
[6]	National Securities Clearing Corp.	0.750%	12/7/25	500	493
[6]	Nationwide Building Society	3.766%	3/8/24	200	210
[6]	Nationwide Building Society	4.363%	8/1/24	950	1,019
[6]	Nationwide Building Society	1.000%	8/28/25	800	796

24

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Nationwide Building Society	2.000%	7/25/29	1,485	1,852
	Natwest Group plc	6.125%	12/15/22	162	174
	Natwest Group plc	3.498%	5/15/23	740	759
	Natwest Group plc	3.875%	9/12/23	510	545
	Natwest Group plc	2.359%	5/22/24	320	330
	Natwest Group plc	4.519%	6/25/24	905	972
	Natwest Group plc	4.269%	3/22/25	2,553	2,770
	Natwest Group plc	4.800%	4/5/26	200	229
	Natwest Group plc	1.642%	6/14/27	700	700
	Natwest Group plc	3.754%	11/1/29	1,180	1,255
[6]	New York Life Global Funding	1.100%	5/5/23	180	182
[8]	NIBC Bank NV	3.125%	11/15/23	300	436
	Nomura Holdings Inc.	2.648%	1/16/25	800	840
	Nomura Holdings Inc.	1.851%	7/16/25	565	577
[6]	Nordea Bank Abp	0.750%	8/28/25	1,200	1,186
[6]	Northwestern Mutual Global Funding	0.800%	1/14/26	510	502
[6]	Nuveen Finance LLC	4.125%	11/1/24	488	538
[7]	Nykredit Realkredit A/S	0.250%	1/20/23	1,000	1,194
	ORIX Corp.	4.050%	1/16/24	150	162
	Owl Rock Capital Corp.	3.750%	7/22/25	330	349
	Owl Rock Capital Corp.	4.250%	1/15/26	60	65
	Owl Rock Capital Corp.	3.400%	7/15/26	470	490
[6]	Pacific Life Global Funding II	1.200%	6/24/25	560	562
[8]	Pension Insurance Corp. plc	6.500%	7/3/24	595	943
[8]	Phoenix Group Holdings plc	6.625%	12/18/25	490	818
	PNC Bank NA	2.700%	11/1/22	330	340
	PNC Bank NA	2.028%	12/9/22	940	947
	PNC Bank NA	3.800%	7/25/23	750	799
	PNC Bank NA	3.300%	10/30/24	1,124	1,220
	PNC Bank NA	2.950%	2/23/25	690	740
	PNC Bank NA	3.250%	6/1/25	1,860	2,023
	PNC Financial Services Group Inc.	2.854%	11/9/22	523	541
	PNC Financial Services Group Inc.	3.900%	4/29/24	248	269
[6]	Protective Life Global Funding	0.502%	4/12/23	390	390
[6]	Protective Life Global Funding	1.618%	4/15/26	820	831
	Prudential Financial Inc.	4.500%	11/16/21	160	162
	Prudential Financial Inc.	5.200%	3/15/44	85	92
[6]	Reliance Standard Life Global Funding II	2.150%	1/21/23	380	389
[6]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,197
[8]	Rothesay Life plc	8.000%	10/30/25	445	774
	Royal Bank of Canada	3.700%	10/5/23	1,464	1,570
	Royal Bank of Canada	0.500%	10/26/23	755	756
	Royal Bank of Canada	2.550%	7/16/24	3,047	3,215
	Royal Bank of Canada	2.250%	11/1/24	5,165	5,413
	Royal Bank of Canada	1.150%	6/10/25	880	885
	Royal Bank of Canada	1.200%	4/27/26	1,220	1,219
	Santander Holdings USA Inc.	3.700%	3/28/22	524	535
	Santander Holdings USA Inc.	3.400%	1/18/23	1,480	1,540
	Santander Holdings USA Inc.	3.500%	6/7/24	1,410	1,509
	Santander Holdings USA Inc.	3.450%	6/2/25	865	929
	Santander Holdings USA Inc.	4.500%	7/17/25	560	621
	Santander UK Group Holdings plc	3.571%	1/10/23	620	630
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	2,099
	Santander UK Group Holdings plc	4.796%	11/15/24	820	897
	Santander UK Group Holdings plc	1.532%	8/21/26	675	676
	Santander UK Group Holdings plc	1.673%	6/14/27	1,500	1,497
	Santander UK plc	4.000%	3/13/24	1,730	1,885
[6]	SBL Holdings Inc.	5.125%	11/13/26	455	505
[8]	Scottish Widows Ltd.	5.500%	6/16/23	490	736
[6]	Security Benefit Global Funding	1.250%	5/17/24	405	406
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	303
[6]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	2,390	2,391
[6]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	200	198
[6]	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	445
[6]	Standard Chartered plc	1.319%	10/14/23	630	635
[6]	Standard Chartered plc	0.991%	1/12/25	1,205	1,202
[6]	Standard Chartered plc	1.214%	3/23/25	435	437
[6]	Standard Chartered plc	1.456%	1/14/27	375	372
[5,9]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	1.880%	6/28/25	250	193
	State Street Corp.	2.825%	3/30/23	405	413
	State Street Corp.	3.776%	12/3/24	580	625
	State Street Corp.	3.550%	8/18/25	866	960
	State Street Corp.	2.354%	11/1/25	1,861	1,957
	State Street Corp.	2.901%	3/30/26	520	554
	Stifel Financial Corp.	4.250%	7/18/24	485	532
[5,9]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.950%	0.975%	6/5/23	1,000	760
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	3,002	3,078
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	1,380	1,422
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	2,205	2,298
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,320	2,475
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	162
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	230	229
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,210	5,507
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	200	210
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,020	1,066
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,080	1,092
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	470	464
[5,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.225%	3/7/23	641	487
[5,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.292%	10/16/24	985	755
[5,9]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.300%	3/29/22	1,227	927

25

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Svenska Handelsbanken AB	3.250%	9/27/23	390	309
[6]	Svenska Handelsbanken AB	0.550%	6/11/24	700	697
[7]	Svenska Handelsbanken AB	0.125%	6/18/24	410	491
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	400	399
[6]	Swedbank AB	0.600%	9/25/23	1,070	1,072
	Synchrony Bank	3.000%	6/15/22	400	409
	Synchrony Financial	2.850%	7/25/22	780	798
	Synchrony Financial	4.375%	3/19/24	840	915
	Synchrony Financial	4.250%	8/15/24	565	618
	Synchrony Financial	4.500%	7/23/25	1,345	1,506
	TD Ameritrade Holding Corp.	3.625%	4/1/25	1,330	1,454
	Toronto-Dominion Bank	0.750%	6/12/23	2,700	2,719
	Toronto-Dominion Bank	3.500%	7/19/23	585	622
[7]	Toronto-Dominion Bank	0.625%	7/20/23	410	496
	Toronto-Dominion Bank	0.450%	9/11/23	2,360	2,362
	Toronto-Dominion Bank	0.550%	3/4/24	1,180	1,179
	Toronto-Dominion Bank	2.650%	6/12/24	865	916
[9]	Toronto-Dominion Bank	2.050%	7/10/24	310	240
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	1,058
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,926
[5,9]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.040%	7/10/24	1,110	846
	Truist Bank	3.200%	4/1/24	4,811	5,147
	Truist Bank	3.689%	8/2/24	1,150	1,227
	Truist Bank	2.150%	12/6/24	2,780	2,908
	Truist Bank	1.500%	3/10/25	1,180	1,207
	Truist Bank	2.636%	9/17/29	500	523
	Truist Financial Corp.	3.950%	3/22/22	100	102
	Truist Financial Corp.	2.200%	3/16/23	940	968
	Truist Financial Corp.	3.750%	12/6/23	215	231
	Truist Financial Corp.	2.500%	8/1/24	1,975	2,082
	Truist Financial Corp.	4.000%	5/1/25	561	623
	Truist Financial Corp.	1.200%	8/5/25	735	741
	Truist Financial Corp.	1.267%	3/2/27	470	470
	U.S. Bancorp	3.700%	1/30/24	1,139	1,227
	U.S. Bancorp	3.375%	2/5/24	906	970
[7]	U.S. Bancorp	0.850%	6/7/24	409	498
	U.S. Bancorp	2.400%	7/30/24	2,167	2,281
	U.S. Bancorp	3.600%	9/11/24	490	534
	U.S. Bancorp	1.450%	5/12/25	1,200	1,227
	U.S. Bank NA	2.050%	1/21/25	1,250	1,305
[6]	UBS AG	0.450%	2/9/24	740	736
[6]	UBS AG	1.250%	6/1/26	800	798
[6]	UBS Group AG	3.491%	5/23/23	210	216
[6]	UBS Group AG	2.859%	8/15/23	1,872	1,920
[6]	UBS Group AG	1.008%	7/30/24	1,285	1,294
[7]	UBS Group AG	1.500%	11/30/24	295	363
[7]	UniCredit SPA	1.250%	6/25/25	595	726
	Voya Financial Inc.	3.125%	7/15/24	1,005	1,070
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	2.100%	7/26/21	800	801
[8]	Wells Fargo & Co.	2.125%	4/22/22	705	988
	Wells Fargo & Co.	3.450%	2/13/23	1,500	1,572
	Wells Fargo & Co.	3.750%	1/24/24	2,775	2,985
[7]	Wells Fargo & Co.	0.500%	4/26/24	805	969
	Wells Fargo & Co.	1.654%	6/2/24	1,680	1,716
[9]	Wells Fargo & Co.	4.750%	8/27/24	350	292
	Wells Fargo & Co.	3.300%	9/9/24	534	576
	Wells Fargo & Co.	3.000%	2/19/25	3,050	3,264
	Wells Fargo & Co.	0.805%	5/19/25	840	838
	Wells Fargo & Co.	3.550%	9/29/25	2,558	2,813
	Wells Fargo & Co.	2.406%	10/30/25	3,310	3,463
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	2.164%	2/11/26	1,790	1,857
	Wells Fargo & Co.	2.188%	4/30/26	4,070	4,225
[5,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.142%	4/27/22	657	496
[5,9]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.362%	7/27/21	1,635	1,227
	Wells Fargo Bank NA	2.082%	9/9/22	3,750	3,763
[8]	Wells Fargo Bank NA	5.250%	8/1/23	1,000	1,506
	Westpac Banking Corp.	3.300%	2/26/24	171	183
	Westpac Banking Corp.	1.150%	6/3/26	710	711
[9]	Westpac Banking Corp.	4.800%	6/14/28	200	160
	Westpac Banking Corp.	2.894%	2/4/30	1,831	1,899
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	1.439%	2/16/28	100	76
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.824%	6/22/28	1,800	1,375
[5,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	2.020%	8/27/29	200	154
	Willis North America Inc.	3.600%	5/15/24	1,805	1,941
					646,107
Health Care (7.5%)
	AbbVie Inc.	3.375%	11/14/21	1,778	1,798
	AbbVie Inc.	2.150%	11/19/21	8,500	8,561
	AbbVie Inc.	5.000%	12/15/21	820	828
	AbbVie Inc.	3.450%	3/15/22	2,345	2,385
	AbbVie Inc.	3.250%	10/1/22	416	428
	AbbVie Inc.	2.900%	11/6/22	3,380	3,492
	AbbVie Inc.	3.200%	11/6/22	2,058	2,125
	AbbVie Inc.	2.300%	11/21/22	6,500	6,672
	AbbVie Inc.	2.800%	3/15/23	200	207
	AbbVie Inc.	2.850%	5/14/23	100	104
[7]	AbbVie Inc.	1.250%	6/1/24	495	607
	AbbVie Inc.	3.850%	6/15/24	1,914	2,075
	AbbVie Inc.	2.600%	11/21/24	6,732	7,101
	AbbVie Inc.	3.800%	3/15/25	1,432	1,566
	AbbVie Inc.	3.600%	5/14/25	270	295
	Aetna Inc.	2.750%	11/15/22	375	385
	Aetna Inc.	2.800%	6/15/23	1,466	1,526
	Aetna Inc.	3.500%	11/15/24	330	357
[6]	Alcon Finance Corp.	2.750%	9/23/26	300	318
	AmerisourceBergen Corp.	0.737%	3/15/23	970	972
	Amgen Inc.	2.700%	5/1/22	565	574
	Amgen Inc.	1.900%	2/21/25	500	517
	Amgen Inc.	3.125%	5/1/25	550	592
	Anthem Inc.	0.450%	3/15/23	1,310	1,311
	Anthem Inc.	3.500%	8/15/24	350	377
	Anthem Inc.	2.375%	1/15/25	545	571
	Anthem Inc.	1.500%	3/15/26	795	805
	Astrazeneca Finance LLC	0.700%	5/28/24	2,200	2,197
	Astrazeneca Finance LLC	1.200%	5/28/26	2,500	2,491
	AstraZeneca plc	2.375%	6/12/22	90	92
	AstraZeneca plc	3.500%	8/17/23	290	308
	AstraZeneca plc	3.375%	11/16/25	1,500	1,643
[6]	Bausch Health Cos. Inc.	6.125%	4/15/25	383	392
[6]	Bausch Health Cos. Inc.	5.500%	11/1/25	60	62
[6]	Bausch Health Cos. Inc.	5.750%	8/15/27	70	74
[6]	Bausch Health Cos. Inc.	7.000%	1/15/28	30	31
[6]	Bausch Health Cos. Inc.	4.875%	6/1/28	40	41
	Baxalta Inc.	3.600%	6/23/22	100	102
	Baxalta Inc.	4.000%	6/23/25	200	221
[6]	Bayer U.S. Finance II LLC	3.875%	12/15/23	4,990	5,345
[6]	Bayer U.S. Finance II LLC	4.250%	12/15/25	2,205	2,458
[6]	Bayer U.S. Finance LLC	3.375%	10/8/24	700	752
	Becton Dickinson and Co.	2.894%	6/6/22	342	349

26

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson and Co.	3.363%	6/6/24	1,932	2,070
	Biogen Inc.	3.625%	9/15/22	1,275	1,324
	Biogen Inc.	4.050%	9/15/25	200	223
	Boston Scientific Corp.	3.450%	3/1/24	1,835	1,959
	Boston Scientific Corp.	1.900%	6/1/25	860	887
	Boston Scientific Corp.	3.750%	3/1/26	77	85
	Bristol-Myers Squibb Co.	3.250%	2/20/23	336	351
	Bristol-Myers Squibb Co.	0.537%	11/13/23	1,470	1,471
	Bristol-Myers Squibb Co.	2.900%	7/26/24	3,286	3,504
	Bristol-Myers Squibb Co.	3.875%	8/15/25	236	263
	Bristol-Myers Squibb Co.	0.750%	11/13/25	1,500	1,487
	Bristol-Myers Squibb Co.	3.200%	6/15/26	500	549
	Cardinal Health Inc.	3.079%	6/15/24	495	525
[6]	Centene Corp.	5.375%	6/1/26	330	345
	Cigna Corp.	3.050%	11/30/22	835	864
	Cigna Corp.	3.000%	7/15/23	1,795	1,879
	Cigna Corp.	3.750%	7/15/23	1,253	1,334
	Cigna Corp.	0.613%	3/15/24	1,000	1,000
	Cigna Corp.	3.500%	6/15/24	1,833	1,967
	Cigna Corp.	3.250%	4/15/25	1,000	1,078
	Cigna Corp.	4.125%	11/15/25	2,595	2,909
	Cigna Corp.	1.250%	3/15/26	700	702
	CommonSpirit Health	4.200%	8/1/23	100	107
	CommonSpirit Health	2.760%	10/1/24	1,400	1,474
	CommonSpirit Health	1.547%	10/1/25	725	731
	CVS Health Corp.	3.500%	7/20/22	1,000	1,028
	CVS Health Corp.	2.750%	12/1/22	1,200	1,233
	CVS Health Corp.	3.700%	3/9/23	3,585	3,774
	CVS Health Corp.	2.625%	8/15/24	1,400	1,478
	CVS Health Corp.	4.100%	3/25/25	1,928	2,137
	CVS Health Corp.	2.875%	6/1/26	500	537
	CVS Health Corp.	3.000%	8/15/26	500	539
[7]	Danaher Corp.	1.700%	3/30/24	490	609
	DH Europe Finance II Sarl	2.050%	11/15/22	2,730	2,793
	DH Europe Finance II Sarl	2.200%	11/15/24	2,900	3,028
[7]	DH Europe Finance II Sarl	0.200%	3/18/26	565	673
	Dignity Health	3.812%	11/1/24	30	33
	Encompass Health Corp.	4.500%	2/1/28	60	62
	Gilead Sciences Inc.	2.500%	9/1/23	1,125	1,170
	Gilead Sciences Inc.	0.750%	9/29/23	2,800	2,802
	Gilead Sciences Inc.	3.700%	4/1/24	1,922	2,065
	Gilead Sciences Inc.	3.500%	2/1/25	2,442	2,646
	Gilead Sciences Inc.	3.650%	3/1/26	1,220	1,346
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	770	813
[7]	GlaxoSmithKline Capital plc	0.125%	5/12/23	410	490
	GlaxoSmithKline Capital plc	0.534%	10/1/23	445	446
	GlaxoSmithKline Capital plc	3.000%	6/1/24	2,091	2,230
	HCA Inc.	4.750%	5/1/23	1,000	1,072
	HCA Inc.	5.000%	3/15/24	2,729	3,016
	HCA Inc.	5.375%	2/1/25	155	175
	HCA Inc.	5.250%	4/15/25	1,700	1,947
[6]	Highmark Inc.	1.450%	5/10/26	1,490	1,486
[6]	Hill-Rom Holdings Inc.	4.375%	9/15/27	155	161
	Humana Inc.	3.850%	10/1/24	460	499
	Humana Inc.	4.500%	4/1/25	1,500	1,680
	Illumina Inc.	0.550%	3/23/23	500	501
[6]	Jazz Securities DAC	4.375%	1/15/29	20	21
	Laboratory Corp. of America Holdings	3.600%	2/1/25	300	325
	McKesson Corp.	2.700%	12/15/22	1,900	1,951
	McKesson Corp.	2.850%	3/15/23	650	671
	McKesson Corp.	3.796%	3/15/24	2,300	2,475
	McKesson Corp.	0.900%	12/3/25	500	493
	Medtronic Inc.	3.500%	3/15/25	922	1,012
	Merck & Co. Inc.	2.750%	2/10/25	410	437
[6]	Mylan Inc.	3.125%	1/15/23	865	897
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Organon Finance 1 LLC	4.125%	4/30/28	290	296
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	215
	Pfizer Inc.	0.800%	5/28/25	865	867
	Quest Diagnostics Inc.	3.500%	3/30/25	345	374
	Quest Diagnostics Inc.	3.450%	6/1/26	100	110
[6]	Royalty Pharma plc	0.750%	9/2/23	2,285	2,292
[6]	Royalty Pharma plc	1.200%	9/2/25	750	744
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,200	2,302
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,370	1,487
	SSM Health Care Corp.	3.688%	6/1/23	1,525	1,603
	Stryker Corp.	1.150%	6/15/25	1,500	1,508
	Stryker Corp.	3.375%	11/1/25	200	218
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	957	1,039
[6]	Tenet Healthcare Corp.	4.625%	9/1/24	50	51
[6]	Tenet Healthcare Corp.	7.500%	4/1/25	20	22
[6]	Tenet Healthcare Corp.	4.875%	1/1/26	195	202
[6]	Tenet Healthcare Corp.	4.250%	6/1/29	78	79
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	450	499
	UnitedHealth Group Inc.	2.375%	10/15/22	890	914
	UnitedHealth Group Inc.	2.875%	3/15/23	700	730
	UnitedHealth Group Inc.	3.500%	2/15/24	743	800
	UnitedHealth Group Inc.	0.550%	5/15/24	960	959
	UnitedHealth Group Inc.	2.375%	8/15/24	1,435	1,510
	UnitedHealth Group Inc.	3.750%	7/15/25	280	311
	UnitedHealth Group Inc.	1.250%	1/15/26	340	343
	UnitedHealth Group Inc.	1.150%	5/15/26	420	420
[7]	Utah Acquisition Sub Inc.	2.250%	11/22/24	710	898
	Viatris Inc.	0.404%	12/15/21	1,000	998
[6]	Viatris Inc.	1.125%	6/22/22	2,200	2,216
[6]	Viatris Inc.	1.650%	6/22/25	1,504	1,524
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	655	665
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,520	1,649
	Zoetis Inc.	3.250%	2/1/23	419	435
	Zoetis Inc.	4.500%	11/13/25	1,000	1,135
					172,361
Industrials (5.3%)
	3M Co.	2.650%	4/15/25	745	793
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	25	25
[6]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	35	35
[6]	Allison Transmission Inc.	4.750%	10/1/27	120	125
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	255
[6]	AP Moller - Maersk A/S	3.875%	9/28/25	800	879
[6]	Aramark Services Inc.	6.375%	5/1/25	170	181
[6]	Aramark Services Inc.	5.000%	2/1/28	30	31
[9]	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	193
[9]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	430	332
	Block Financial LLC	5.250%	10/1/25	173	197
	Boeing Co.	2.700%	5/1/22	460	468
	Boeing Co.	1.167%	2/4/23	200	201
	Boeing Co.	4.508%	5/1/23	5,777	6,157
	Boeing Co.	1.875%	6/15/23	775	790
	Boeing Co.	1.433%	2/4/24	6,800	6,817
	Boeing Co.	2.800%	3/1/24	875	913

27

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boeing Co.	2.850%	10/30/24	245	257
	Boeing Co.	4.875%	5/1/25	4,405	4,937
	Boeing Co.	2.600%	10/30/25	348	362
	Boeing Co.	2.750%	2/1/26	280	292
	Boeing Co.	2.196%	2/4/26	11,900	12,012
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	365	394
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	230	249
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	55	59
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	589
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	350
[6]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	87
	Carrier Global Corp.	2.242%	2/15/25	3,464	3,604
	Caterpillar Financial Services Corp.	2.550%	11/29/22	10	10
	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,170	1,172
	Caterpillar Financial Services Corp.	2.850%	5/17/24	250	266
	Caterpillar Financial Services Corp.	2.150%	11/8/24	400	419
	Caterpillar Financial Services Corp.	0.800%	11/13/25	925	920
[6]	Clark Equipment Co.	5.875%	6/1/25	60	63
[6]	Clean Harbors Inc.	4.875%	7/15/27	240	252
	CNH Industrial Capital LLC	3.875%	10/15/21	230	232
	CNH Industrial Capital LLC	4.375%	4/5/22	750	771
	CNH Industrial Capital LLC	1.950%	7/2/23	790	810
	CNH Industrial Capital LLC	1.875%	1/15/26	750	764
	CNH Industrial Capital LLC	1.450%	7/15/26	1,160	1,154
	CNH Industrial NV	4.500%	8/15/23	1,620	1,747
	CSX Corp.	3.400%	8/1/24	1,565	1,685
	CSX Corp.	3.350%	11/1/25	140	153
[3]	CSX Transportation Inc.	6.251%	1/15/23	80	86
	Cummins Inc.	0.750%	9/1/25	295	293
	Deere & Co.	2.750%	4/15/25	710	758
	Delta Air Lines Inc.	2.900%	10/28/24	70	71
[6]	Delta Air Lines Inc.	7.000%	5/1/25	1,455	1,698
[3,6]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	1,630	1,755
	Dover Corp.	3.150%	11/15/25	210	226
	Embraer Netherlands Finance BV	5.050%	6/15/25	119	126
	Embraer Overseas Ltd.	5.696%	9/16/23	37	40
	Embraer SA	5.150%	6/15/22	610	628
	General Dynamics Corp.	3.250%	4/1/25	1,360	1,474
	General Dynamics Corp.	3.500%	5/15/25	1,070	1,173
[6]	H&E Equipment Services Inc.	3.875%	12/15/28	155	152
[6]	Heathrow Funding Ltd.	4.875%	7/15/23	1,275	1,277
[8]	Heathrow Funding Ltd.	6.750%	12/3/28	285	498
[7]	Honeywell International Inc.	0.000%	3/10/24	200	238
	Honeywell International Inc.	1.350%	6/1/25	950	968
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	1,605	1,752
[7]	John Deere Cash Management SA	1.375%	4/2/24	495	613
	Johnson Controls International plc	3.625%	7/2/24	303	326
	L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,797
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	L3Harris Technologies Inc.	3.950%	5/28/24	672	728
	L3Harris Technologies Inc.	3.832%	4/27/25	155	170
	Lennox International Inc.	1.350%	8/1/25	230	231
	Lockheed Martin Corp.	2.900%	3/1/25	120	129
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	2,961	3,260
[5,9]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.490%	7/12/24	250	187
	Norfolk Southern Corp.	3.650%	8/1/25	270	297
	Norfolk Southern Corp.	2.900%	6/15/26	340	367
	Northrop Grumman Corp.	2.930%	1/15/25	2,192	2,337
	Otis Worldwide Corp.	2.056%	4/5/25	3,410	3,544
	Parker-Hannifin Corp.	3.500%	9/15/22	200	207
	Parker-Hannifin Corp.	3.300%	11/21/24	250	269
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	120	127
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	340	351
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	140	149
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	1,920	2,059
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,360	1,349
	Precision Castparts Corp.	2.500%	1/15/23	275	283
[9]	Qantas Airways Ltd.	7.750%	5/19/22	1,280	1,015
[9]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	160	125
	Raytheon Technologies Corp.	2.800%	3/15/22	2,410	2,448
	Raytheon Technologies Corp.	2.500%	12/15/22	1,297	1,331
	Raytheon Technologies Corp.	3.650%	8/16/23	308	327
	Raytheon Technologies Corp.	3.200%	3/15/24	4,495	4,782
	Raytheon Technologies Corp.	3.950%	8/16/25	1,120	1,245
	Republic Services Inc.	2.500%	8/15/24	40	42
	Republic Services Inc.	3.200%	3/15/25	385	414
	Republic Services Inc.	0.875%	11/15/25	500	496
[6]	Rolls-Royce plc	3.625%	10/14/25	90	91
[6]	Rolls-Royce plc	5.750%	10/15/27	350	384
	Ryder System Inc.	2.875%	6/1/22	1,350	1,379
	Ryder System Inc.	2.500%	9/1/22	300	307
	Ryder System Inc.	3.650%	3/18/24	2,105	2,263
[6]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	2,215	2,217
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,027
	Southwest Airlines Co.	4.750%	5/4/23	2,700	2,898
	Southwest Airlines Co.	5.250%	5/4/25	1,215	1,388
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	693
	Teledyne Technologies Inc.	1.600%	4/1/26	1,750	1,755
[6]	TransDigm Inc.	8.000%	12/15/25	215	232
[6]	TransDigm Inc.	6.250%	3/15/26	190	200
	TransDigm Inc.	5.500%	11/15/27	150	156
	Tyco Electronics Group SA	3.500%	2/3/22	1,215	1,228
	Tyco Electronics Group SA	3.450%	8/1/24	725	776
[3]	U.S. Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	104	105
[3]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	387	400
	Union Pacific Corp.	2.950%	3/1/22	834	849

28

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	2.950%	1/15/23	797	823
	Union Pacific Corp.	3.500%	6/8/23	475	503
	Union Pacific Corp.	3.646%	2/15/24	400	429
	Union Pacific Corp.	3.150%	3/1/24	1,440	1,536
	Union Pacific Corp.	3.250%	1/15/25	50	54
	Union Pacific Corp.	3.250%	8/15/25	230	250
	Union Pacific Corp.	2.750%	3/1/26	300	321
[3]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	291	309
	United Airlines Holdings Inc.	4.875%	1/15/25	70	73
[6]	United Airlines Inc.	4.375%	4/15/26	230	238
[7]	United Parcel Service Inc.	0.375%	11/15/23	410	493
	United Rentals North America Inc.	3.875%	11/15/27	207	218
	Waste Management Inc.	2.400%	5/15/23	110	114
	Waste Management Inc.	0.750%	11/15/25	700	694
[6]	WESCO Distribution Inc.	7.250%	6/15/28	155	173
[9]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	243
					123,039
Materials (2.1%)
[6]	Air Liquide Finance SA	2.250%	9/27/23	1,435	1,488
[6]	Arconic Corp.	6.000%	5/15/25	35	37
[6]	Arconic Rolled Products Corp.	6.125%	2/15/28	65	70
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	262
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	155	160
[6]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	84
	Ball Corp.	5.000%	3/15/22	30	31
	Ball Corp.	4.000%	11/15/23	215	228
	Ball Corp.	4.875%	3/15/26	75	84
[6]	Berry Global Inc.	0.950%	2/15/24	2,065	2,069
[6]	Berry Global Inc.	1.570%	1/15/26	2,221	2,224
[6]	Berry Global Inc.	4.875%	7/15/26	195	206
[6]	Berry Global Inc.	5.625%	7/15/27	710	751
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	40	41
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	30	32
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	60	66
[6]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	60	61
[6]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,710	1,797
	Dow Chemical Co.	4.550%	11/30/25	790	901
	Dow Chemical Co.	3.625%	5/15/26	480	531
	DuPont de Nemours Inc.	4.205%	11/15/23	2,856	3,092
	DuPont de Nemours Inc.	4.493%	11/15/25	2,040	2,319
	Eastman Chemical Co.	3.600%	8/15/22	575	591
	Eastman Chemical Co.	3.800%	3/15/25	670	732
	EI du Pont de Nemours and Co.	1.700%	7/15/25	315	323
[6]	Element Solutions Inc.	3.875%	9/1/28	120	122
	FMC Corp.	3.950%	2/1/22	610	617
[6]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	35	38
	Freeport-McMoRan Inc.	4.550%	11/14/24	730	797
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	285
[6]	Georgia-Pacific LLC	0.625%	5/15/24	4,895	4,881
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Georgia-Pacific LLC	1.750%	9/30/25	1,560	1,599
[6]	Georgia-Pacific LLC	0.950%	5/15/26	2,250	2,214
[8]	Glencore Finance Europe Ltd.	6.000%	4/3/22	300	432
[6]	Graphic Packaging International LLC	0.821%	4/15/24	1,025	1,018
[6]	Graphic Packaging International LLC	3.500%	3/15/28	20	20
[6]	Graphic Packaging International LLC	3.500%	3/1/29	63	62
[6]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	740	752
[6]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	868
[6]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	50	50
[6]	Ingevity Corp.	3.875%	11/1/28	70	70
[6]	International Flavors & Fragrances Inc.	0.697%	9/15/22	570	571
[6]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	70	71
	LYB International Finance BV	4.000%	7/15/23	1,205	1,287
	LYB International Finance III LLC	2.875%	5/1/25	930	988
	LYB International Finance III LLC	1.250%	10/1/25	1,640	1,638
	LyondellBasell Industries NV	5.750%	4/15/24	1,255	1,406
	Martin Marietta Materials Inc.	0.650%	7/15/23	500	501
	Mosaic Co.	4.250%	11/15/23	635	682
	Newmont Corp.	3.500%	3/15/22	2	2
	Newmont Corp.	3.700%	3/15/23	298	311
	Nucor Corp.	2.000%	6/1/25	460	476
	Nutrien Ltd.	3.150%	10/1/22	514	528
	Nutrien Ltd.	1.900%	5/13/23	1,491	1,527
	Nutrien Ltd.	3.500%	6/1/23	276	289
	Nutrien Ltd.	3.625%	3/15/24	151	161
	Nutrien Ltd.	3.375%	3/15/25	330	356
	Nutrien Ltd.	3.000%	4/1/25	780	831
	Packaging Corp. of America	3.650%	9/15/24	11	12
	PPG Industries Inc.	1.200%	3/15/26	955	953
[6]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	235	233
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	155	172
	Sherwin-Williams Co.	4.200%	1/15/22	47	47
	Sherwin-Williams Co.	3.125%	6/1/24	2	2
	Steel Dynamics Inc.	2.800%	12/15/24	445	470
	Steel Dynamics Inc.	2.400%	6/15/25	330	346
[6]	Trivium Packaging Finance BV	5.500%	8/15/26	10	10
	WestRock RKT LLC	4.000%	3/1/23	1,010	1,059
	WRKCo Inc.	3.000%	9/15/24	1,235	1,310
	WRKCo Inc.	3.750%	3/15/25	270	295
					48,539
Real Estate (3.2%)
[8]	Akelius Residential Property AB	2.375%	8/15/25	800	1,157
[9]	Ale Direct Property Trust	4.000%	8/20/22	370	283
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,829	1,995
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	200	210

29

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	760	828
	American Tower Corp.	3.000%	6/15/23	1,824	1,911
	American Tower Corp.	0.600%	1/15/24	1,630	1,627
	American Tower Corp.	3.375%	5/15/24	930	995
	American Tower Corp.	2.950%	1/15/25	306	325
	American Tower Corp.	2.400%	3/15/25	1,718	1,796
	American Tower Corp.	4.000%	6/1/25	460	506
	American Tower Corp.	1.600%	4/15/26	2,020	2,042
[7]	American Tower Corp.	0.450%	1/15/27	563	668
[7]	Aroundtown SA	0.375%	9/23/22	1,000	1,192
[7]	Aroundtown SA	0.625%	7/9/25	700	842
	AvalonBay Communities Inc.	2.850%	3/15/23	400	414
	Boston Properties LP	3.125%	9/1/23	1,300	1,363
	Boston Properties LP	3.200%	1/15/25	380	407
	Brandywine Operating Partnership LP	3.950%	2/15/23	360	376
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	201
	Brixmor Operating Partnership LP	3.250%	9/15/23	40	42
	Brixmor Operating Partnership LP	3.650%	6/15/24	955	1,029
	Brixmor Operating Partnership LP	3.850%	2/1/25	256	278
	Camden Property Trust	2.950%	12/15/22	1,150	1,185
	Camden Property Trust	4.250%	1/15/24	1,518	1,637
	Camden Property Trust	3.500%	9/15/24	180	193
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	762	807
	Corporate Office Properties LP	5.000%	7/1/25	80	90
	Corporate Office Properties LP	2.250%	3/15/26	1,055	1,084
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,263
	Crown Castle International Corp.	3.200%	9/1/24	1,930	2,063
	Crown Castle International Corp.	1.350%	7/15/25	860	866
	Crown Castle International Corp.	3.700%	6/15/26	340	374
	Crown Castle International Corp.	1.050%	7/15/26	1,915	1,874
[6]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	128	131
	CubeSmart LP	4.375%	12/15/23	350	378
	CubeSmart LP	4.000%	11/15/25	240	265
[7]	Digital Dutch Finco BV	0.625%	7/15/25	420	507
[7]	Digital Euro Finco LLC	2.625%	4/15/24	399	506
	Digital Realty Trust LP	4.750%	10/1/25	380	432
	Duke Realty LP	3.750%	12/1/24	50	54
	Duke Realty LP	3.250%	6/30/26	430	467
	Equinix Inc.	1.450%	5/15/26	290	291
	Equinix Inc.	2.900%	11/18/26	480	514
	ERP Operating LP	3.000%	4/15/23	1,430	1,487
	ERP Operating LP	3.375%	6/1/25	600	649
[7]	Fastighets AB Balder	1.875%	3/14/25	300	374
	Federal Realty Investment Trust	2.750%	6/1/23	500	518
	Federal Realty Investment Trust	3.950%	1/15/24	664	712
[6]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	125	126
	Healthpeak Properties Inc.	3.400%	2/1/25	114	122
	Healthpeak Properties Inc.	1.350%	2/1/27	1,300	1,298
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	3.625%	1/15/23	170	176
	Host Hotels & Resorts LP	4.000%	6/15/25	227	246
[6]	IIP Operating Partnership LP	5.500%	5/25/26	900	921
	Kilroy Realty LP	3.450%	12/15/24	369	394
	Kilroy Realty LP	4.375%	10/1/25	90	100
	Kimco Realty Corp.	3.125%	6/1/23	657	685
	Kimco Realty Corp.	2.700%	3/1/24	885	926
	Kimco Realty Corp.	3.300%	2/1/25	1,470	1,584
[7]	Kojamo Oyj	1.500%	6/19/24	150	184
[7]	Logicor Financing Sarl	0.750%	7/15/24	200	241
[7]	Logicor Financing Sarl	2.250%	5/13/25	145	184
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	386	418
[6]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	161	172
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	33	35
	Mid-America Apartments LP	4.300%	10/15/23	135	145
	Mid-America Apartments LP	3.750%	6/15/24	160	173
	National Retail Properties Inc.	3.900%	6/15/24	805	870
	National Retail Properties Inc.	4.000%	11/15/25	310	344
	Office Properties Income Trust	2.650%	6/15/26	400	406
	Omega Healthcare Investors Inc.	4.375%	8/1/23	75	80
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	574
	Omega Healthcare Investors Inc.	4.500%	1/15/25	101	110
	Omega Healthcare Investors Inc.	5.250%	1/15/26	300	342
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	1,326	1,350
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	221
[6]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	35	38
	Realty Income Corp.	3.875%	7/15/24	235	255
	Realty Income Corp.	3.875%	4/15/25	745	822
	Realty Income Corp.	0.750%	3/15/26	330	324
	Regency Centers LP	3.750%	6/15/24	40	43
	Sabra Health Care LP	4.800%	6/1/24	1,620	1,771
[7]	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	300	372
	Simon Property Group LP	2.350%	1/30/22	295	297
	Simon Property Group LP	2.625%	6/15/22	130	132
	Simon Property Group LP	2.750%	2/1/23	200	206
	Simon Property Group LP	2.750%	6/1/23	490	509
	Simon Property Group LP	3.750%	2/1/24	1,060	1,136
	Simon Property Group LP	2.000%	9/13/24	2,446	2,534
	Simon Property Group LP	3.375%	10/1/24	970	1,044
	Simon Property Group LP	3.500%	9/1/25	1,605	1,758
[6]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	240	257
[6]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	35	35

30

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventas Realty LP	3.125%	6/15/23	431	449
	Ventas Realty LP	3.500%	4/15/24	665	712
	Ventas Realty LP	3.750%	5/1/24	95	102
	Ventas Realty LP	2.650%	1/15/25	390	410
	Ventas Realty LP	3.500%	2/1/25	180	194
	VEREIT Operating Partnership LP	4.600%	2/6/24	1,065	1,162
	VEREIT Operating Partnership LP	4.625%	11/1/25	1,625	1,842
	VEREIT Operating Partnership LP	4.875%	6/1/26	590	681
	Vornado Realty LP	2.150%	6/1/26	400	406
[6]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	225
	Weingarten Realty Investors	3.500%	4/15/23	410	428
	Weingarten Realty Investors	4.450%	1/15/24	340	366
	Welltower Inc.	3.625%	3/15/24	780	838
	Welltower Inc.	4.000%	6/1/25	1,973	2,178
[8]	Westfield America Management Ltd.	2.125%	3/30/25	200	283
					73,444
Technology (4.4%)
	Analog Devices Inc.	2.950%	4/1/25	400	428
	Apple Inc.	3.000%	2/9/24	959	1,018
	Apple Inc.	3.450%	5/6/24	1,305	1,413
	Apple Inc.	2.850%	5/11/24	2,526	2,682
	Apple Inc.	2.750%	1/13/25	1,300	1,390
	Apple Inc.	0.700%	2/8/26	725	717
	Apple Inc.	3.250%	2/23/26	1,070	1,175
	Apple Inc.	2.050%	9/11/26	1,670	1,747
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	416	444
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	250	267
	Broadcom Inc.	3.625%	10/15/24	2,886	3,127
	Broadcom Inc.	4.700%	4/15/25	1,800	2,026
	Broadcom Inc.	3.150%	11/15/25	1,260	1,351
	Broadcom Inc.	4.250%	4/15/26	1,660	1,862
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	104
	Citrix Systems Inc.	1.250%	3/1/26	595	588
[6]	Clarivate Science Holdings Corp.	3.875%	6/30/28	125	126
[6]	CommScope Inc.	5.500%	3/1/24	98	101
[6]	CommScope Inc.	6.000%	3/1/26	75	79
[6]	CommScope Inc.	8.250%	3/1/27	20	21
[6]	CommScope Inc.	7.125%	7/1/28	58	63
[6]	CommScope Technologies Finance LLC	6.000%	6/15/25	90	92
	Dell International LLC / EMC Corp.	5.450%	6/15/23	1,285	1,394
	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	919
	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,060	2,418
	Dell International LLC / EMC Corp.	6.020%	6/15/26	2,520	3,022
	Dell International LLC / EMC Corp.	4.900%	10/1/26	430	496
[6]	Entegris Inc.	3.625%	5/1/29	65	66
	Equifax Inc.	2.600%	12/1/24	2,401	2,531
	Equifax Inc.	2.600%	12/15/25	1,200	1,264
[7]	Fidelity National Information Services Inc.	0.125%	12/3/22	1,000	1,191
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Fidelity National Information Services Inc.	0.750%	5/21/23	580	699
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	938
	Fiserv Inc.	3.800%	10/1/23	585	626
	Fiserv Inc.	2.750%	7/1/24	5,290	5,578
	Global Payments Inc.	1.200%	3/1/26	500	496
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,200
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	650	740
	HP Inc.	2.200%	6/17/25	2,670	2,772
[6]	HP Inc.	1.450%	6/17/26	2,050	2,039
	Intel Corp.	3.700%	7/29/25	300	332
[7]	International Business Machines Corp.	0.375%	1/31/23	600	719
	International Business Machines Corp.	3.625%	2/12/24	1,800	1,939
	International Business Machines Corp.	3.000%	5/15/24	1,595	1,700
	International Business Machines Corp.	3.300%	5/15/26	3,170	3,486
	Intuit Inc.	0.650%	7/15/23	90	90
	Juniper Networks Inc.	1.200%	12/10/25	1,490	1,488
[6]	Marvell Technology Inc.	4.200%	6/22/23	750	798
	Micron Technology Inc.	2.497%	4/24/23	260	269
	Micron Technology Inc.	4.640%	2/6/24	770	843
	Microsoft Corp.	3.125%	11/3/25	287	313
[6]	NCR Corp.	8.125%	4/15/25	60	66
[6]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	50	53
	NVIDIA Corp.	0.584%	6/14/24	2,340	2,341
[6]	NXP BV / NXP Funding LLC	3.875%	9/1/22	3,457	3,586
[6]	NXP BV / NXP Funding LLC	4.625%	6/1/23	700	752
[6]	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,598
	Oracle Corp.	2.625%	2/15/23	1,559	1,612
	Oracle Corp.	3.625%	7/15/23	150	159
	Oracle Corp.	2.400%	9/15/23	3,577	3,711
	Oracle Corp.	3.400%	7/8/24	1,035	1,110
	Oracle Corp.	2.950%	11/15/24	1,395	1,486
	Oracle Corp.	2.500%	4/1/25	2,760	2,899
	Oracle Corp.	2.950%	5/15/25	150	160
	Oracle Corp.	1.650%	3/25/26	4,110	4,167
	Oracle Corp.	2.650%	7/15/26	272	287
	PayPal Holdings Inc.	2.200%	9/26/22	1,552	1,589
	Roper Technologies Inc.	3.800%	12/15/26	240	268
[6]	Sabre GLBL Inc.	9.250%	4/15/25	45	53
[6]	Sabre GLBL Inc.	7.375%	9/1/25	103	112
[6]	Seagate HDD Cayman	3.125%	7/15/29	125	121
	Skyworks Solutions Inc.	0.900%	6/1/23	340	341
	Skyworks Solutions Inc.	1.800%	6/1/26	1,607	1,630
[6]	Square Inc.	2.750%	6/1/26	70	71
[6]	SS&C Technologies Inc.	5.500%	9/30/27	180	191
	Verisk Analytics Inc.	4.125%	9/12/22	1,200	1,251
	Verisk Analytics Inc.	4.000%	6/15/25	1,380	1,527
	Visa Inc.	3.150%	12/14/25	1,200	1,313
	VMware Inc.	2.950%	8/21/22	1,833	1,881
	VMware Inc.	4.500%	5/15/25	4,554	5,090
	Western Digital Corp.	4.750%	2/15/26	320	356
					101,968
Utilities (4.0%)
	AEP Texas Inc.	2.400%	10/1/22	700	716
	Ameren Corp.	2.500%	9/15/24	1,060	1,117
	Ameren Illinois Co.	3.250%	3/1/25	340	366

31

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Electric Power Co. Inc.	1.000%	11/1/25	325	322
	Atmos Energy Corp.	0.625%	3/9/23	1,190	1,190
[5,9]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.430%	7/1/24	500	370
	Baltimore Gas and Electric Co.	2.800%	8/15/22	70	71
	Baltimore Gas and Electric Co.	3.350%	7/1/23	110	115
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,215	2,368
[7]	Cadent Finance plc	0.625%	9/22/24	430	520
[6]	Calpine Corp.	4.500%	2/15/28	220	224
	CenterPoint Energy Inc.	2.500%	9/1/22	1,120	1,145
	CenterPoint Energy Inc.	3.850%	2/1/24	33	35
	CenterPoint Energy Inc.	2.500%	9/1/24	380	398
	CenterPoint Energy Inc.	1.450%	6/1/26	1,130	1,132
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	960	960
	Clearway Energy Operating LLC	5.000%	9/15/26	215	221
	Commonwealth Edison Co.	3.100%	11/1/24	170	181
	Consolidated Edison Inc.	0.650%	12/1/23	1,340	1,340
[9]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	197
	Dominion Energy Inc.	2.750%	9/15/22	1,245	1,271
[6]	Dominion Energy Inc.	2.450%	1/15/23	100	103
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,668
	Dominion Energy Inc.	1.450%	4/15/26	1,450	1,461
[5]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.649%	9/15/23	1,100	1,101
	DTE Electric Co.	3.375%	3/1/25	10	11
	DTE Energy Co.	2.600%	6/15/22	1,170	1,196
	DTE Energy Co.	3.300%	6/15/22	1,000	1,023
	DTE Energy Co.	2.250%	11/1/22	2,495	2,554
	DTE Energy Co.	3.700%	8/1/23	1,995	2,119
	DTE Energy Co.	3.850%	12/1/23	330	353
	DTE Energy Co.	1.050%	6/1/25	910	909
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,547
	Duke Energy Corp.	3.750%	4/15/24	250	269
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,421
	Duke Energy Ohio Inc.	3.800%	9/1/23	380	404
	Duke Energy Progress LLC	3.250%	8/15/25	300	326
[8]	E.ON International Finance BV	5.500%	7/6/22	800	1,162
[8]	E.ON International Finance BV	5.625%	12/6/23	100	155
[6]	East Ohio Gas Co.	1.300%	6/15/25	285	287
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	300	318
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	170	178
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	444	480
[6]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	239
[6]	Electricite de France SA	4.500%	9/21/28	200	233
[6]	Emera U.S. Finance LP	0.833%	6/15/24	200	199
[6]	Enel Finance International NV	2.875%	5/25/22	200	204
[6]	Engie SA	2.875%	10/10/22	275	283
	Entergy Arkansas LLC	3.050%	6/1/23	220	229
	Entergy Arkansas LLC	3.700%	6/1/24	320	346
	Entergy Arkansas LLC	3.500%	4/1/26	690	758
	Entergy Corp.	4.000%	7/15/22	1,260	1,299
	Entergy Corp.	0.900%	9/15/25	1,025	1,013
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Corp.	2.950%	9/1/26	2,670	2,852
	Entergy Louisiana LLC	4.050%	9/1/23	360	384
	Entergy Louisiana LLC	0.620%	11/17/23	1,045	1,046
[5,9]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.064%	12/13/23	200	151
	Evergy Inc.	2.450%	9/15/24	1,500	1,571
	Eversource Energy	0.800%	8/15/25	405	400
	Exelon Corp.	3.950%	6/15/25	715	787
	FirstEnergy Corp.	2.050%	3/1/25	165	167
	FirstEnergy Corp.	4.400%	7/15/27	115	125
	Florida Power & Light Co.	2.850%	4/1/25	540	577
	Georgia Power Co.	2.200%	9/15/24	820	854
[7]	IE2 Holdco SAU	2.375%	11/27/23	600	747
[7]	IE2 Holdco SAU	2.875%	6/1/26	300	396
	ITC Holdings Corp.	2.700%	11/15/22	750	771
	Korea Midland Power Co. Ltd	2.375%	7/22/22	304	310
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	200	200
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	937	952
	LG&E and KU Energy LLC	4.375%	10/1/21	280	280
	MidAmerican Energy Co.	3.700%	9/15/23	130	138
	MidAmerican Energy Co.	3.500%	10/15/24	200	217
	National Fuel Gas Co.	5.500%	1/15/26	295	342
[7]	National Grid Electricity Transmission plc	0.190%	1/20/25	393	469
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	310
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	25	26
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,445	1,474
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	109
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	2,790	2,800
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	1,200	1,276
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	440	468
[6]	NRG Energy Inc.	2.000%	12/2/25	628	636
	NRG Energy Inc.	7.250%	5/15/26	633	658
	NRG Energy Inc.	6.625%	1/15/27	155	160
	NSTAR Electric Co.	2.375%	10/15/22	535	546
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	95	97
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,425	1,512
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	390	417
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	310	303
	ONE Gas Inc.	0.850%	3/11/23	730	730
	Pacific Gas and Electric Co.	3.500%	6/15/25	335	352
	Pacific Gas and Electric Co.	3.450%	7/1/25	335	351
	PacifiCorp	3.600%	4/1/24	525	564
[6]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	70	72
	PECO Energy Co.	3.150%	10/15/25	115	123
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	912	928

32

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Potomac Electric Power Co.	3.600%	3/15/24	340	365
	Progress Energy Inc.	3.150%	4/1/22	520	527
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	295
	Public Service Enterprise Group Inc.	2.650%	11/15/22	45	46
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,040	2,164
	Public Service Enterprise Group Inc.	0.800%	8/15/25	885	875
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,221
	Sempra Energy	2.900%	2/1/23	415	430
	Southern California Edison Co.	0.700%	4/3/23	870	871
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	161
	Southern Power Co.	0.900%	1/15/26	300	295
	Southwestern Electric Power Co.	3.550%	2/15/22	360	364
	Southwestern Electric Power Co.	1.650%	3/15/26	1,030	1,044
	Southwestern Public Service Co.	3.300%	6/15/24	1,410	1,499
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	272
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	692	704
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	327
[9]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	190	149
[9]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	653
[5,9]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.320%	1/15/22	1,810	1,354
	Virginia Electric and Power Co.	3.450%	9/1/22	690	709
	Virginia Electric and Power Co.	2.750%	3/15/23	145	150
	Virginia Electric and Power Co.	3.450%	2/15/24	525	560
	Virginia Electric and Power Co.	3.100%	5/15/25	300	321
[6]	Vistra Operations Co. LLC	5.500%	9/1/26	680	702
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	110	114
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	40	41
	WEC Energy Group Inc.	0.550%	9/15/23	1,835	1,836
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,454
	Xcel Energy Inc.	0.500%	10/15/23	700	700
					92,958
Total Corporate Bonds (Cost $1,723,483)					1,752,204
Sovereign Bonds (2.9%)
[6]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	474
[6]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	478
[6]	CDP Financial Inc.	3.150%	7/24/24	670	722
	Corp. Andina de Fomento	4.375%	6/15/22	678	703
	Corp. Andina de Fomento	2.375%	5/12/23	950	979
	Corp. Andina de Fomento	1.625%	9/23/25	1,665	1,680
[6]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	153
[6]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	250	245
	Dominican Republic	6.600%	1/28/24	185	205
	Dominican Republic	5.500%	1/27/25	135	148
[6]	Dominican Republic	4.875%	9/23/32	250	258
	Fondo MIVIVIENDA SA	3.500%	1/31/23	1,105	1,138
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Government of Bermuda	4.138%	1/3/23	200	211
	Kingdom of Morocco	4.250%	12/11/22	1,009	1,060
[6,7]	Kingdom of Morocco	1.375%	3/30/26	1,500	1,801
[7]	Kingdom of Morocco	1.375%	3/30/26	200	240
	Kingdom of Saudi Arabia	2.375%	10/26/21	2,260	2,275
	Kingdom of Saudi Arabia	4.000%	4/17/25	1,197	1,324
	Korea Development Bank	3.250%	2/19/24	295	316
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	206
[6]	Korea National Oil Corp.	2.875%	3/27/22	400	407
	Korea National Oil Corp.	0.875%	10/5/25	600	591
	KSA Sukuk Ltd.	2.894%	4/20/22	2,109	2,149
	KSA Sukuk Ltd.	3.628%	4/20/27	1,122	1,237
	Kuwait	2.750%	3/20/22	939	955
[7,15]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	670
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	661	675
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	208
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	200	218
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	800	894
	Province of Nova Scotia	8.250%	7/30/22	315	341
	Republic of Colombia	2.625%	3/15/23	1,400	1,430
	Republic of Colombia	4.000%	2/26/24	6,415	6,795
	Republic of Colombia	4.500%	1/28/26	625	682
	Republic of Croatia	5.500%	4/4/23	1,000	1,087
	Republic of Guatemala	5.750%	6/6/22	500	522
	Republic of Hungary	5.375%	2/21/23	2,636	2,850
	Republic of Hungary	5.750%	11/22/23	1,741	1,956
[7]	Republic of Hungary	1.125%	4/28/26	1,000	1,247
[6]	Republic of Indonesia	3.700%	1/8/22	400	407
	Republic of Indonesia	3.750%	4/25/22	1,412	1,450
	Republic of Lithuania	6.625%	2/1/22	880	912
	Republic of Panama	4.000%	9/22/24	1,580	1,722
	Republic of Panama	3.750%	3/16/25	1,823	1,984
	Republic of Panama	7.125%	1/29/26	218	271
[3]	Republic of Panama	3.870%	7/23/60	100	102
	Republic of Paraguay	4.625%	1/25/23	1,374	1,450
	Republic of Paraguay	5.000%	4/15/26	400	455
	Republic of Peru	7.350%	7/21/25	1,072	1,315
	Republic of Peru	2.392%	1/23/26	345	356
[7]	Republic of Philippines	0.000%	2/3/23	1,199	1,419
[7]	Republic of Philippines	0.250%	4/28/25	660	785
	Republic of Serbia	7.250%	9/28/21	1,652	1,678
[7]	Republic of Serbia	3.125%	5/15/27	1,764	2,324
	Republic of Slovenia	5.500%	10/26/22	280	299
[6]	Republic of Slovenia	5.250%	2/18/24	300	336
	Republic of Trinidad & Tobago	4.375%	1/16/24	606	641
	Republic of Turkey	3.250%	3/23/23	400	399
	Republic of Uzbekistan	4.750%	2/20/24	260	277
	Romania	4.375%	8/22/23	370	399
	Romania	4.875%	1/22/24	224	247
[7]	Romania	2.750%	2/26/26	946	1,239
[7]	Romania	2.000%	12/8/26	806	1,028
[7]	Romania	2.500%	2/8/30	145	185
[6,7]	Romania	2.000%	4/14/33	275	323
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,020	1,099
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	267	276
	State of Qatar	4.500%	1/20/22	445	455
	State of Qatar	3.375%	3/14/24	200	215
	State of Qatar	3.400%	4/16/25	1,815	1,980
	United Mexican States	3.750%	1/11/28	972	1,061
	United Mexican States	4.500%	4/22/29	670	758

33

Short-Term Investment-Grade Portfolio
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States		3.250%	4/16/30	223	231
Total Sovereign Bonds (Cost $66,043)						67,608
Taxable Municipal Bonds (0.1%)
[16]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	425	551
[5]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%		0.792%	1/2/25	100	100
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	190	210
Total Taxable Municipal Bonds (Cost $817)						861
					Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[17]	Vanguard Short-Term Corporate Bond ETF (Cost $2,608)				32,236	2,666

Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[18]	Vanguard Market Liquidity Fund (Cost $100,753)		0.056%		1,007,527	100,752
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	19,049	38
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	19,102	38
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	19,119	38
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	19,119	41
					155
Put Swaptions
5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	7/21/21	0.625%	3,250	—
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	7/21/21	1.060%	5,720	1
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,715	3
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	1,135	2
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	805	2
5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	BARC	7/21/21	0.550%	12,020	3

34

Short-Term Investment-Grade Portfolio
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	BOANA	7/21/21	0.550%	22,310	6
					17
Total Options Purchased (Cost $435)					172
Total Investments (99.6%) (Cost $2,266,032)					2,299,953
Other Assets and Liabilities—Net (0.4%)					8,332
Net Assets (100%)					2,308,285
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,168,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,246,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $284,688,000, representing 12.3% of net assets.
7	Face amount denominated in euro.
8	Face amount denominated in British pounds.
9	Face amount denominated in Australian dollars.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2021.
11	Guaranteed by multiple countries.
12	Face amount denominated in Canadian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Guaranteed by the Republic of Hungary.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
6M—6-month.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
CMT—Constant Maturing Treasury Rate.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
USD—U.S. dollar.
35

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions

Put Swaptions
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BARC	7/21/21	0.650%	12,020	(1)
5-Year CDX-NA-IG-S36-V1, Credit Protection Purchased, Pays 1.000% Quarterly	BOANA	7/21/21	0.625%	22,310	(1)
Total Options Written (Premiums Received $10)					(2)
BARC—Barclays Bank plc.
BOANA—Bank of America, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2021	323	71,163	(129)
5-Year U.S. Treasury Note	September 2021	1,287	158,854	(383)
Long U.S. Treasury Bond	September 2021	2	322	8
				(504)

Short Futures Contracts
10-Year U.S. Treasury Note	September 2021	(35)	(4,638)	4
5-Year Government of Canada Bond	September 2021	(8)	(804)	1
AUD 10-Year Treasury Bond	September 2021	(8)	(847)	2
AUD 3-Year Treasury Bond	September 2021	(31)	(2,708)	11
Euro-Bobl	September 2021	(148)	(23,542)	(14)
Euro-Bund	September 2021	(8)	(1,637)	(10)
Euro-Schatz	September 2021	(132)	(17,552)	3
Long Gilt	September 2021	(28)	(4,962)	(41)
Ultra 10-Year U.S. Treasury Note	September 2021	(12)	(1,766)	(25)
Ultra Long U.S. Treasury Bond	September 2021	(5)	(963)	(38)
				(107)
				(611)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
Barclays Bank plc	7/27/21	EUR	415	USD	496	—	(3)
State Street Bank & Trust Co.	7/27/21	USD	24,240	AUD	31,863	341	—
State Street Bank & Trust Co.	7/27/21	USD	1,315	CAD	1,622	6	—
Morgan Stanley Capital Services Inc.	7/27/21	USD	4	CAD	5	—	—
State Street Bank & Trust Co.	7/27/21	USD	39,150	EUR	32,706	346	—
Bank of Montreal	7/27/21	USD	9,526	EUR	8,000	34	—
Citibank, N.A.	7/27/21	USD	8,115	EUR	6,796	52	—
Royal Bank of Canada	7/27/21	USD	497	EUR	415	4	—
State Street Bank & Trust Co.	7/29/21	USD	391	EUR	327	3	—
36

Short-Term Investment-Grade Portfolio
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	7/27/21	USD	16,122	GBP	11,578	105	—
Bank of America, N.A.	7/27/21	USD	4	JPY	471	—	—
						891	(3)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S36-V1	6/21/24	USD	9,405	1.000	207	2
CDX-NA-IG-S36-V1	6/23/26	USD	42,917	1.000	1,095	127
					1,302	129

Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD	1,135	(5.000)	(117)	(4)
					1,185	125
1 Periodic premium received/paid quarterly.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Ba1	12/23/25	GSI	100	1.000	1	1	—	—
American Express Co./A3	12/23/25	GSI	100	1.000	3	3	—	—
American International Group Inc./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	415	1.000	6	2	4	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	835	1.000	8	3	5	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	3	9	—	(6)
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	3	3	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	3	2	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	3	3	—	—
Dow Chemical Co./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
37

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
International Business Machines Corp./A2	12/23/25	GSI	100	1.000	3	3	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	2	1	1	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
Metlife Inc./A3	12/21/21	BARC	160	1.000	1	—	1	—
MetLife Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	7	4	3	—
People’s Republic of China/A1	6/21/22	BNPSW	665	1.000	6	1	5	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Republic of Chile/A1	6/23/26	BOANA	185	1.000	4	3	1	—
Republic of Chile/A1	6/23/26	GSI	600	1.000	12	8	4	—
Republic of Chile/A1	6/23/26	MSCS	600	1.000	12	8	4	—
Republic of Indonesia/Baa2	6/23/26	MSCS	840	1.000	11	5	6	—
Republic of Peru/A3	6/23/26	BARC	200	1.000	2	1	1	—
Republic of Peru/A3	6/23/26	JPMC	330	1.000	3	3	—	—
Russian Federation/Baa3	6/23/26	CITNA	360	1.000	3	—	3	—
Russian Federation/Baa3	6/23/26	GSI	700	1.000	6	—	6	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	2	1	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/21/22	GSI	835	1.000	9	4	5	—
					148	95	59	(6)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(8)	(3)	—	(5)
Bank of China Ltd.	6/21/22	BNPSW	665	(1.000)	(6)	—	—	(6)
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(1)	—	—	(1)
Boeing Co.	12/21/24	JPMC	310	(1.000)	(1)	18	—	(19)
CVS Health Corp.	12/21/21	BARC	465	(1.000)	(2)	(1)	—	(1)
CVS Health Corp.	12/21/21	BARC	160	(1.000)	(1)	(1)	—	—
CVS Health Corp.	12/21/21	JPMC	700	(1.000)	(3)	(2)	—	(1)
Deutsche Bank AG	12/21/22	JPMC	500	(1.000)	(5)	(1)	—	(4)
Lincoln National Corp.	12/21/21	BARC	160	(1.000)	(1)	—	—	(1)
38

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
McDonald’s Corp.	6/21/22	GSI	675	(1.000)	(6)	(4)	—	(2)
Raytheon Co.	12/21/21	GSI	585	(1.000)	(3)	(2)	—	(1)
Raytheon Co.	12/21/21	GSI	580	(1.000)	(3)	(2)	—	(1)
Republic of Colombia	6/23/26	GSI	475	(1.000)	8	7	1	—
Republic of Colombia	6/23/26	MSCS	330	(1.000)	6	5	1	—
Republic of Turkey	6/23/26	MSCS	185	(1.000)	23	18	5	—
Societe Generale SA	12/21/21	JPMC	235	(1.000)	(1)	—	—	(1)
Standard Chartered plc	12/21/21	JPMC	395	(1.000)	(2)	—	—	(2)
State of Qatar	6/21/22	CITNA	50	(1.000)	(1)	—	—	(1)
					(7)	32	7	(46)
					141	127	66	(52)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $631,000 and cash of $140,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
39

Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,162,671)	2,196,535
Affiliated Issuers (Cost $103,361)	103,418
Total Investments in Securities	2,299,953
Investment in Vanguard	80
Foreign Currency, at Value (Cost $284)	283
Receivables for Investment Securities Sold	3,944
Receivables for Accrued Income	13,523
Receivables for Capital Shares Issued	315
Swap Premiums Paid	143
Variation Margin Receivable—Futures Contracts	9
Variation Margin Receivable—Centrally Cleared Swap Contracts	3
Unrealized Appreciation—Forward Currency Contracts	891
Unrealized Appreciation—Over-the-Counter Swap Contracts	66
Total Assets	2,319,210
Liabilities
Due to Custodian	389
Payables for Investment Securities Purchased	9,952
Payables for Capital Shares Redeemed	378
Payables to Vanguard	133
Options Written, at Value (Premiums Received $10)	2
Swap Premiums Received	16
Unrealized Depreciation—Forward Currency Contracts	3
Unrealized Depreciation—Over-the-Counter Swap Contracts	52
Total Liabilities	10,925
Net Assets	2,308,285
At June 30, 2021, net assets consisted of:

Paid-in Capital	2,243,424
Total Distributable Earnings (Loss)	64,861
Net Assets	2,308,285

Net Assets
Applicable to 212,766,381 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,308,285
Net Asset Value Per Share	$10.85

See accompanying Notes, which are an integral part of the Financial Statements.
40

Short-Term Investment-Grade Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends—Affiliated Issuers	18
Interest—Unaffiliated Issuers	19,717
Interest—Affiliated Issuers	35
Total Income	19,770
Expenses
The Vanguard Group—Note B
Investment Advisory Services	102
Management and Administrative	1,354
Marketing and Distribution	73
Custodian Fees	37
Shareholders’ Reports	6
Trustees’ Fees and Expenses	—
Total Expenses	1,572
Net Investment Income	18,198
Realized Net Gain (Loss)
Investment Securities Sold	17,019
Futures Contracts	2,722
Options Purchased	(23)
Options Written	61
Swap Contracts	314
Forward Currency Contracts	438
Foreign Currencies	(1,134)
Realized Net Gain (Loss)	19,397
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(35,459)
Investment Securities—Affiliated Issuers	(19)
Futures Contracts	(712)
Options Purchased	(237)
Options Written	(14)
Swap Contracts	264
Forward Currency Contracts	3,329
Foreign Currencies	(41)
Change in Unrealized Appreciation (Depreciation)	(32,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,706

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,198	46,089
Realized Net Gain (Loss)	19,397	22,621
Change in Unrealized Appreciation (Depreciation)	(32,889)	38,325
Net Increase (Decrease) in Net Assets Resulting from Operations	4,706	107,035
Distributions
Total Distributions	(58,921)	(51,983)
Capital Share Transactions
Issued	312,813	835,630
Issued in Lieu of Cash Distributions	58,667	51,983
Redeemed	(242,850)	(615,413)
Net Increase (Decrease) from Capital Share Transactions	128,630	272,200
Total Increase (Decrease)	74,415	327,252
Net Assets
Beginning of Period	2,233,870	1,906,618
End of Period	2,308,285	2,233,870

See accompanying Notes, which are an integral part of the Financial Statements.
41

Short-Term Investment-Grade Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$11.12	$10.84	$10.54	$10.63	$10.63	$10.55
Investment Operations
Net Investment Income	.088[1]	.238[1]	.302[1]	.284[1]	.224[1]	.215
Net Realized and Unrealized Gain (Loss) on Investments	(.068)	.336	.287	(.187)	.005	.068
Total from Investment Operations	.020	.574	.589	.097	.229	.283
Distributions
Dividends from Net Investment Income	(.233)	(.294)	(.289)	(.187)	(.211)	(.203)
Distributions from Realized Capital Gains	(.057)	—	—	—	(.018)	—
Total Distributions	(.290)	(.294)	(.289)	(.187)	(.229)	(.203)
Net Asset Value, End of Period	$10.85	$11.12	$10.84	$10.54	$10.63	$10.63
Total Return	0.19%	5.49%	5.69%	0.94%	2.19%	2.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,308	$2,234	$1,907	$1,683	$1,604	$1,372
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.62%	2.18%	2.83%	2.72%	2.11%	2.05%
Portfolio Turnover Rate	42%[2]	89%[2]	67%[2]	78%	83%	65%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 5%, 7% and 1%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Short-Term Investment-Grade Portfolio
Notes to Financial Statements
The Short-Term Investment-Grade Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Certain of the portfolio’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 8% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
43

Short-Term Investment-Grade Portfolio
4. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2021, the portfolio’s average investment in forward currency contracts represented 4% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the
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Short-Term Investment-Grade Portfolio
Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
During the six months ended June 30, 2021, the portfolio’s average value of investments in swaptions purchased and swaptions written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
6. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodlcally based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty
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Short-Term Investment-Grade Portfolio
risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
During the six months ended June 30, 2021, the portfolio’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The portfolio has no open interest rate swap contracts at June 30, 2021.
7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
8. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
9. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month
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Short-Term Investment-Grade Portfolio
London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $80,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	191,497	—	191,497
Asset-Backed/Commercial Mortgage-Backed Securities	—	184,193	—	184,193
Corporate Bonds	—	1,752,204	—	1,752,204
Sovereign Bonds	—	67,608	—	67,608
Taxable Municipal Bonds	—	861	—	861
Common Stocks	2,666	—	—	2,666
Temporary Cash Investments	100,752	—	—	100,752
Options Purchased	—	172	—	172
Total	103,418	2,196,535	—	2,299,953
Derivative Financial Instruments
Assets
Futures Contracts[1]	29	—	—	29
Forward Currency Contracts	—	891	—	891
Swap Contracts	129[1]	66	—	195
Total	158	957	—	1,115
Liabilities
Options Written	—	2	—	2
Futures Contracts[1]	640	—	—	640
Forward Currency Contracts	—	3	—	3
Swap Contracts	4[1]	52	—	56
Total	644	57	—	701
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At June 30, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	155	—	17	172
Swap Premiums Paid	—	—	143	143
Unrealized Appreciation—Futures Contracts[1]	29	—	—	29
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	129	129
Unrealized Appreciation—Forward Currency Contracts	—	891	—	891
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	66	66
Total Assets	184	891	355	1,430

Options Written, at Value	—	—	2	2
Swap Premiums Received	—	—	16	16
Unrealized Depreciation—Futures Contracts[1]	640	—	—	640
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	—	—	4	4
Unrealized Depreciation—Forward Currency Contracts	—	3	—	3
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Short-Term Investment-Grade Portfolio
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	52	52
Total Liabilities	640	3	74	717
1Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2021, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	2,722	—	—	2,722
Options Purchased	(2)	—	(21)	(23)
Options Written	—	—	61	61
Swap Contracts	187	—	127	314
Forward Currency Contracts	—	438	—	438
Realized Net Gain (Loss) on Derivatives	2,907	438	167	3,512
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(712)	—	—	(712)
Options Purchased	(182)	—	(55)	(237)
Options Written	—	—	(14)	(14)
Swap Contracts	21	—	243	264
Forward Currency Contracts	—	3,329	—	3,329
Change in Unrealized Appreciation (Depreciation) on Derivatives	(873)	3,329	174	2,630
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,273,278
Gross Unrealized Appreciation	33,622
Gross Unrealized Depreciation	(6,406)
Net Unrealized Appreciation (Depreciation)	27,216
F.	During the six months ended June 30, 2021, the portfolio purchased $602,916,000 of investment securities and sold $546,478,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $360,069,000 and $371,416,000, respectively.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended ended June 30, 2021, such purchases and sales were $96,365,000 and $131,138,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
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Short-Term Investment-Grade Portfolio
G.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	28,526	76,734
Issued in Lieu of Cash Distributions	5,442	5,027
Redeemed	(22,155)	(56,633)
Net Increase (Decrease) in Shares Outstanding	11,813	25,128
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 43% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	121,885	NA1	NA1	—	(2)	35	—	100,752
Vanguard Short-Term Corporate Bond ETF	2,683	—	—	—	(17)	18	—	2,666
Total	124,568			—	(19)	53	—	103,418
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Short-Term Investment-Grade Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Short-Term Investment-Grade Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
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Q692ST 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Small Company Growth Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	17

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Small Company Growth Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,150.80	$1.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.31	1.51
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.30%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Small Company Growth Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	2.0%
Consumer Discretionary	17.3
Consumer Staples	1.6
Energy	1.0
Financials	3.5
Health Care	26.4
Industrials	19.3
Information Technology	25.3
Materials	1.9
Real Estate	1.3
Utilities	0.3
Other	0.1
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Small Company Growth Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.8%)
Communication Services (1.9%)
*	Cargurus Inc.	365,045	9,575
*	ZipRecruiter Inc. Class A	272,141	6,798
*	Match Group Inc.	29,751	4,797
*	Zynga Inc. Class A	315,006	3,348
*	Iridium Communications Inc.	59,378	2,375
	Nexstar Media Group Inc. Class A	13,185	1,950
*	Cars.com Inc.	98,523	1,412
	Sinclair Broadcast Group Inc. Class A	42,297	1,405
*	Madison Square Garden Sports Corp.	7,362	1,270
*	Playtika Holding Corp.	48,264	1,151
*	IDT Corp. Class B	22,013	814
*	fuboTV Inc.	24,854	798
*	Magnite Inc.	23,369	791
*	Yelp Inc. Class A	17,970	718
	Gray Television Inc.	25,988	608
*	Gogo Inc.	51,086	581
*	EverQuote Inc. Class A	14,534	475
*	Globalstar Inc.	139,792	249
*	Consolidated Communications Holdings Inc.	27,951	246
*	Clear Channel Outdoor Holdings Inc.	70,009	185
			39,546
Consumer Discretionary (16.6%)
*	Skechers USA Inc. Class A	662,833	33,029
*	Sally Beauty Holdings Inc.	1,172,969	25,887
*	2U Inc.	589,592	24,568
	Hanesbrands Inc.	1,075,606	20,082
*	frontdoor Inc.	402,740	20,065
*	Vroom Inc.	448,327	18,767
	Shutterstock Inc.	141,775	13,918
	Polaris Inc.	66,633	9,126
*	Grand Canyon Education Inc.	80,940	7,282
*	Canada Goose Holdings Inc.	163,399	7,147
*	Under Armour Inc. Class C	367,536	6,825
*	Etsy Inc.	32,218	6,632
	Papa John's International Inc.	59,811	6,247
*	Fox Factory Holding Corp.	35,884	5,586
*	Crocs Inc.	47,382	5,521
	PulteGroup Inc.	96,859	5,286
	Carter's Inc.	49,978	5,156
*	Deckers Outdoor Corp.	13,422	5,155
	Signet Jewelers Ltd.	55,227	4,462
	Wingstop Inc.	24,098	3,799
*	Gentherm Inc.	52,455	3,727
*	Dave & Buster's Entertainment Inc.	91,064	3,697
		Shares	Market Value• ($000)
*	Planet Fitness Inc. Class A	47,137	3,547
*	Academy Sports & Outdoors Inc.	77,967	3,215
*	Urban Outfitters Inc.	73,194	3,017
*	Tapestry Inc.	68,953	2,998
	Tempur Sealy International Inc.	70,507	2,763
	H&R Block Inc.	112,531	2,642
*	Sleep Number Corp.	23,548	2,589
*	Penn National Gaming Inc.	33,126	2,534
*	Skyline Champion Corp.	45,615	2,431
	Winnebago Industries Inc.	35,540	2,415
*	Stamps.com Inc.	11,518	2,307
	Texas Roadhouse Inc. Class A	23,672	2,277
*	Tenneco Inc. Class A	114,935	2,221
*	Overstock.com Inc.	23,767	2,191
	Wendy's Co.	90,546	2,121
	Camping World Holdings Inc. Class A	47,938	1,965
	Service Corp. International	36,608	1,962
*	Perdoceo Education Corp.	158,802	1,949
*	YETI Holdings Inc.	20,107	1,846
	Oxford Industries Inc.	18,433	1,822
	Rent-A-Center Inc.	33,970	1,803
	Big Lots Inc.	27,227	1,797
*	Ruth's Hospitality Group Inc.	68,520	1,578
	Williams-Sonoma Inc.	9,698	1,548
*	Everi Holdings Inc.	60,880	1,518
*	RH	2,226	1,511
	Caleres Inc.	54,259	1,481
*	Children's Place Inc.	15,615	1,453
*	Master Craft Boat Holdings Inc.	54,436	1,431
*	Bed Bath & Beyond Inc.	41,778	1,391
*	El Pollo Loco Holdings Inc.	73,668	1,347
	Pool Corp.	2,895	1,328
*	Sonos Inc.	37,109	1,307
	OneWater Marine Inc. Class A	30,547	1,284
*	Lumber Liquidators Holdings Inc.	60,386	1,274
*	Scientific Games Corp. Class A	16,395	1,270
*	Stitch Fix Inc. Class A	20,505	1,236
*	American Axle & Manufacturing Holdings Inc.	112,923	1,169
*	Visteon Corp.	9,489	1,148
*	Brinker International Inc.	18,506	1,145
*	Red Robin Gourmet Burgers Inc.	34,087	1,129
*	Chico's FAS Inc.	171,354	1,128
	PetMed Express Inc.	35,161	1,120
*	Abercrombie & Fitch Co. Class A	21,467	997
		Shares	Market Value• ($000)
*	Asbury Automotive Group Inc.	5,619	963
	Jack in the Box Inc.	7,994	891
*	Drive Shack Inc.	263,536	872
*	Floor & Decor Holdings Inc. Class A	8,229	870
*	Revolve Group Inc.	12,407	855
*	Lovesac Co.	10,018	799
*	GameStop Corp. Class A	3,723	797
*	Kirkland's Inc.	33,713	771
*	Neogames SA	12,390	762
	Century Communities Inc.	11,421	760
	Churchill Downs Inc.	3,624	718
*	Modine Manufacturing Co.	43,142	716
*,1	Canoo Inc.	70,698	703
	Standard Motor Products Inc.	15,780	684
	Travel + Leisure Co.	11,211	666
*	QuantumScape Corp. Class A	21,982	643
*	Red Rock Resorts Inc. Class A	14,705	625
*	Vivint Smart Home Inc.	45,912	606
*	Dine Brands Global Inc.	5,382	480
*	Chegg Inc.	5,484	456
*	Golden Entertainment Inc.	9,646	432
*	Malibu Boats Inc. Class A	5,772	423
	Buckle Inc.	7,686	382
	Winmark Corp.	1,575	303
*	Noodles & Co. Class A	21,624	270
*	Cheesecake Factory Inc.	3,691	200
*	Dorman Products Inc.	1,926	200
*	XPEL Inc.	2,354	197
			340,213
Consumer Staples (1.5%)
	Coca-Cola Consolidated Inc.	14,029	5,642
	John B Sanfilippo & Son Inc.	51,233	4,538
	Vector Group Ltd.	265,766	3,758
*	BJ's Wholesale Club Holdings Inc.	75,280	3,582
*	Herbalife Nutrition Ltd.	58,607	3,090
*	Boston Beer Co. Inc. Class A	2,657	2,712
	Sanderson Farms Inc.	12,643	2,377
*	Central Garden & Pet Co. Class A	35,049	1,693
*	USANA Health Sciences Inc.	11,983	1,227
	Medifast Inc.	3,820	1,081
	National Beverage Corp.	16,402	775
*	Sprouts Farmers Market Inc.	21,627	537
*	Mission Produce Inc.	13,580	281
			31,293
3

Small Company Growth Portfolio
		Shares	Market Value• ($000)
Energy (1.0%)
	Ovintiv Inc.	117,695	3,704
*	Denbury Inc.	35,065	2,692
*	Callon Petroleum Co.	45,279	2,612
	Texas Pacific Land Corp.	1,606	2,569
*	Laredo Petroleum Inc.	25,663	2,381
*	Magnolia Oil & Gas Corp. Class A	131,978	2,063
*	Southwestern Energy Co.	318,938	1,808
*	Dorian LPG Ltd.	34,395	486
	Altus Midstream Co. Class A	6,898	466
*	Kosmos Energy Ltd.	110,239	382
*	Earthstone Energy Inc. Class A	30,113	333
*	Contango Oil & Gas Co.	50,174	217
*	Tellurian Inc.	45,959	214
*	TETRA Technologies Inc.	48,710	211
*,1	Meta Materials Inc.	18,928	142
			20,280
Financials (3.4%)
	LPL Financial Holdings Inc.	77,701	10,488
	WisdomTree Investments Inc.	1,519,075	9,418
	SLM Corp.	283,103	5,928
	Bank OZK	132,448	5,584
	Primerica Inc.	32,520	4,980
	Virtus Investment Partners Inc.	16,392	4,553
*	Credit Acceptance Corp.	8,542	3,879
	Cowen Inc. Class A	79,520	3,264
	Kinsale Capital Group Inc.	14,963	2,465
*	Triumph Bancorp Inc.	33,173	2,463
	Brightsphere Investment Group Inc.	100,898	2,364
*	Silvergate Capital Corp. Class A	16,674	1,890
	Walker & Dunlop Inc.	14,830	1,548
	Regional Management Corp.	32,416	1,509
	Ares Management Corp. Class A	18,138	1,153
	National Bank Holdings Corp. Class A	24,828	937
	Erie Indemnity Co. Class A	4,523	875
	Universal Insurance Holdings Inc.	59,085	820
	Hanmi Financial Corp.	40,655	775
	PROG Holdings Inc.	15,158	730
*	Upstart Holdings Inc.	5,741	717
	Great Western Bancorp Inc.	21,822	716
	FactSet Research Systems Inc.	2,019	678
*	Selectquote Inc.	31,264	602
	Brown & Brown Inc.	8,714	463
	First Foundation Inc.	20,162	454
*	Texas Capital Bancshares Inc.	3,611	229
	Everest Re Group Ltd.	330	83
			69,565
Health Care (25.3%)
	STERIS plc	140,508	28,987
*	Merit Medical Systems Inc.	342,301	22,133
*	Syneos Health Inc.	197,148	17,643
*,1	Cano Health Inc.	1,151,261	13,930
*	AMN Healthcare Services Inc.	124,187	12,044
		Shares	Market Value• ($000)
*	Quidel Corp.	89,275	11,438
*	Omnicell Inc.	68,488	10,373
*	Hologic Inc.	149,526	9,976
*	HealthEquity Inc.	121,852	9,807
*	Axogen Inc.	426,711	9,221
*	Neurocrine Biosciences Inc.	93,862	9,135
*	Henry Schein Inc.	116,383	8,634
*	10X Genomics Inc. Class A	43,367	8,492
*	Veracyte Inc.	203,845	8,150
*	Kodiak Sciences Inc.	87,283	8,117
*	Nevro Corp.	48,752	8,083
	Bruker Corp.	101,538	7,715
*	Revance Therapeutics Inc.	258,237	7,654
*	Charles River Laboratories International Inc.	20,525	7,593
*	MEDNAX Inc.	247,663	7,467
*	Avantor Inc.	206,923	7,348
*	CareDx Inc.	75,951	6,951
*	Heron Therapeutics Inc.	421,896	6,548
	Chemed Corp.	13,697	6,499
*	Medpace Holdings Inc.	35,981	6,355
*	Sotera Health Co.	260,506	6,312
*	Novavax Inc.	29,034	6,164
*	Natera Inc.	53,583	6,083
*	Agios Pharmaceuticals Inc.	109,429	6,031
*	Inovalon Holdings Inc. Class A	169,755	5,785
	PerkinElmer Inc.	32,675	5,045
*	SpringWorks Therapeutics Inc.	58,597	4,829
*	IQVIA Holdings Inc.	19,865	4,814
*	Integra LifeSciences Holdings Corp.	69,938	4,773
	Cooper Cos. Inc.	11,890	4,712
*	Deciphera Pharmaceuticals Inc.	127,309	4,661
*	Intellia Therapeutics Inc.	27,971	4,529
*	CorVel Corp.	33,461	4,494
*	Sarepta Therapeutics Inc.	56,252	4,373
*	Tenet Healthcare Corp.	64,837	4,343
*	ABIOMED Inc.	13,560	4,232
*	Veeva Systems Inc. Class A	13,567	4,219
*	Molina Healthcare Inc.	16,589	4,198
*	Exact Sciences Corp.	33,735	4,194
*	LHC Group Inc.	20,305	4,066
*	C4 Therapeutics Inc.	102,931	3,895
*	Viking Therapeutics Inc.	644,074	3,858
*	Masimo Corp.	14,737	3,573
*	ModivCare Inc.	20,614	3,506
	Hill-Rom Holdings Inc.	29,507	3,352
*	Arvinas Inc.	43,367	3,339
*	Apellis Pharmaceuticals Inc.	52,168	3,297
*	MacroGenics Inc.	120,912	3,248
	Bio-Techne Corp.	7,186	3,236
*	Alkermes plc	130,188	3,192
*,1	Talis Biomedical Corp.	279,261	3,080
	Encompass Health Corp.	39,426	3,076
*	Allakos Inc.	35,996	3,073
*	Agenus Inc.	494,310	2,714
*	Emergent BioSolutions Inc.	42,318	2,666
*	Neogen Corp.	57,702	2,657
*	Travere Thrapeutics Inc.	175,181	2,556
*	Ionis Pharmaceuticals Inc.	60,197	2,401
		Shares	Market Value• ($000)
*	STAAR Surgical Co.	15,462	2,358
	West Pharmaceutical Services Inc.	6,493	2,332
*	Tivity Health Inc.	88,193	2,320
*	Precision BioSciences Inc.	180,686	2,262
*	Guardant Health Inc.	18,041	2,241
	Ensign Group Inc.	25,527	2,212
*	Forte Biosciences Inc.	64,191	2,158
*	Tandem Diabetes Care Inc.	21,524	2,096
*	Denali Therapeutics Inc.	26,310	2,064
*	Turning Point Therapeutics Inc.	25,956	2,025
*	Atara Biotherapeutics Inc.	130,118	2,023
*	CytomX Therapeutics Inc.	316,050	2,001
	Select Medical Holdings Corp.	46,630	1,971
*	Meridian Bioscience Inc.	83,016	1,841
*	Surmodics Inc.	33,831	1,835
*	Amedisys Inc.	6,969	1,707
*	Pacific Biosciences of California Inc.	48,053	1,680
*	Ultragenyx Pharmaceutical Inc.	16,917	1,613
*	ImmunoGen Inc.	226,995	1,496
*	Puma Biotechnology Inc.	157,480	1,446
*	Twist Bioscience Corp.	10,346	1,379
*	Fate Therapeutics Inc.	15,751	1,367
*	Maravai LifeSciences Holdings Inc. Class A	32,699	1,365
*	Omeros Corp.	90,027	1,336
*	Fortress Biotech Inc.	360,734	1,288
*	Enanta Pharmaceuticals Inc.	26,958	1,186
*	MannKind Corp.	217,579	1,186
*	Inari Medical Inc.	12,355	1,152
*	Protagonist Therapeutics Inc.	25,319	1,136
*	PTC Therapeutics Inc.	26,791	1,132
*	Radius Health Inc.	60,769	1,108
*	Bluebird Bio Inc.	34,228	1,095
*	Inogen Inc.	16,176	1,054
*	Esperion Therapeutics Inc.	47,113	996
*	Bioventus Inc. Class A	55,499	977
*	Cardiovascular Systems Inc.	22,558	962
*	Community Health Systems Inc.	62,190	960
*,1	Fulgent Genetics Inc.	10,388	958
*	Translate Bio Inc.	34,428	948
*	Minerva Neurosciences Inc.	406,946	944
*	Certara Inc.	33,169	940
*	Selecta Biosciences Inc.	223,167	933
*	Apria Inc.	32,555	912
*	Biohaven Pharmaceutical Holding Co. Ltd.	9,268	900
*	Precigen Inc.	137,261	895
*	Intercept Pharmaceuticals Inc.	44,769	894
*	Option Care Health Inc.	40,554	887
*	Molecular Templates Inc.	112,801	882
*	Clovis Oncology Inc.	151,310	878
*	iRhythm Technologies Inc.	13,088	868
*	Penumbra Inc.	3,096	849
*	Myriad Genetics Inc.	27,358	837
4

Small Company Growth Portfolio
		Shares	Market Value• ($000)
	U.S. Physical Therapy Inc.	7,183	832
*	Akebia Therapeutics Inc.	210,343	797
*	Ortho Clinical Diagnostics Holdings plc Class H	36,627	784
*	Cerecor Inc.	237,319	776
*	Inspire Medical Systems Inc.	4,004	774
*	Ovid therapeutics Inc.	193,033	755
*	Voyager Therapeutics Inc.	178,909	739
*	Affimed NV	85,345	725
*	Blueprint Medicines Corp.	8,191	720
*	Invitae Corp.	21,017	709
*	Codexis Inc.	30,471	690
*	Sientra Inc.	86,737	690
*	Pulmonx Corp.	15,371	678
*	PAVmed Inc.	102,464	656
*,1	Pieris Pharmaceuticals Inc.	170,392	653
*	Pennant Group Inc.	15,609	638
*	Sangamo Therapeutics Inc.	52,673	631
*	Kiniksa Pharmaceuticals Ltd. Class A	44,598	621
*	CytoSorbents Corp.	82,145	620
*	Editas Medicine Inc. Class A	10,760	609
*	Vir Biotechnology Inc.	12,749	603
*	ACADIA Pharmaceuticals Inc.	24,312	593
*	Personalis Inc.	22,588	571
*	Asensus Surgical Inc.	165,327	524
	Phibro Animal Health Corp. Class A	17,709	511
*	Senseonics Holdings Inc.	132,234	508
*,1	Co-Diagnostics Inc.	60,375	498
*,1	Bionano Genomics Inc.	67,964	498
*	Accolade Inc.	9,069	493
*	Rapt Therapeutics Inc.	15,203	483
*	Homology Medicines Inc.	66,289	482
*,1	Sorrento Therapeutics Inc.	46,820	454
*	Surgery Partners Inc.	6,484	432
*	Ironwood Pharmaceuticals Inc. Class A	33,090	426
*	Assembly Biosciences Inc.	106,916	415
*	VBI Vaccines Inc.	123,355	413
*	Gritstone bio Inc.	44,743	409
*	Silk Road Medical Inc.	8,106	388
*	Cassava Sciences Inc.	4,472	382
*	Reata Pharmaceuticals Inc. Class A	2,610	369
*	Seres Therapeutics Inc.	15,201	363
*,1	Retractable Technologies Inc.	31,312	362
*	Vanda Pharmaceuticals Inc.	16,136	347
*	Kaleido Biosciences Inc.	45,818	341
*	Iovance Biotherapeutics Inc.	12,865	335
*	Cytokinetics Inc.	16,895	334
*	Syros Pharmaceuticals Inc.	60,991	332
*	Pliant Therapeutics Inc.	11,302	329
*	1Life Healthcare Inc.	9,495	314
*	Exelixis Inc.	16,279	297
*	Sutro Biopharma Inc.	15,437	287
		Shares	Market Value• ($000)
*	VYNE Therapeutics Inc.	76,105	267
*	Ontrak Inc.	8,160	265
*	Cross Country Healthcare Inc.	15,227	251
*	Cue Biopharma Inc.	20,916	244
*	Halozyme Therapeutics Inc.	5,172	235
*	Jounce Therapeutics Inc.	33,807	230
*	Karyopharm Therapeutics Inc.	21,407	221
*,1	Aquestive Therapeutics Inc.	55,778	221
*	Mustang Bio Inc.	65,465	217
*	Arrowhead Pharmaceuticals Inc.	2,564	212
*	Mirum Pharmaceuticals Inc.	11,891	206
*	WaVe Life Sciences Ltd.	30,199	201
*	Immunovant Inc.	18,466	195
*	Abeona Therapeutics Inc.	122,584	191
*	Athenex Inc.	40,482	187
*	Replimune Group Inc.	4,781	184
*	NanoString Technologies Inc.	2,814	182
*	Amneal Pharmaceuticals Inc.	35,084	180
*	9 Meters Biopharma Inc.	155,079	171
*	Durect Corp.	92,762	151
*	Viemed Healthcare Inc.	21,005	150
*	ChemoCentryx Inc.	11,090	149
*	Recro Pharma Inc.	43,855	101
			519,555
Industrials (18.5%)
*	Generac Holdings Inc.	64,762	26,886
*	Sensata Technologies Holding plc	454,147	26,327
*	TriNet Group Inc.	292,381	21,192
	Ritchie Bros Auctioneers Inc.	355,957	21,101
	Matson Inc.	313,083	20,037
*	Middleby Corp.	93,303	16,166
	CH Robinson Worldwide Inc.	156,331	14,643
*	Clean Harbors Inc.	155,916	14,522
	ABM Industries Inc.	325,204	14,423
	Tennant Co.	177,245	14,153
*	Kirby Corp.	189,975	11,520
*	Cimpress plc	105,537	11,441
	Forward Air Corp.	106,316	9,542
	John Bean Technologies Corp.	65,852	9,392
	Booz Allen Hamilton Holding Corp. Class A	107,427	9,151
	Allegion plc	46,534	6,482
*	ACV Auctions Inc. Class A	238,166	6,104
	Kforce Inc.	94,357	5,938
*	GMS Inc.	121,841	5,865
*	Atkore Inc.	81,422	5,781
	EMCOR Group Inc.	46,337	5,708
	Landstar System Inc.	35,513	5,612
	Boise Cascade Co.	92,932	5,423
	UFP Industries Inc.	68,431	5,087
	Woodward Inc.	38,623	4,746
	Kennametal Inc.	128,889	4,630
	Allison Transmission Holdings Inc.	113,200	4,499
*	Upwork Inc.	74,320	4,332
	Heartland Express Inc.	225,681	3,866
*	Plug Power Inc.	103,326	3,533
		Shares	Market Value• ($000)
	Primoris Services Corp.	116,673	3,434
	Franklin Electric Co. Inc.	41,342	3,333
	Mueller Industries Inc.	72,954	3,160
	Hillenbrand Inc.	66,196	2,918
	Fortune Brands Home & Security Inc.	25,960	2,586
	Graco Inc.	33,703	2,551
	Robert Half International Inc.	26,930	2,396
	Tetra Tech Inc.	19,175	2,340
*	Builders FirstSource Inc.	50,053	2,135
*	Meritor Inc.	90,277	2,114
	Applied Industrial Technologies Inc.	22,130	2,015
	Terex Corp.	41,170	1,960
*	Masonite International Corp.	17,201	1,923
	GrafTech International Ltd.	161,655	1,878
*	SiteOne Landscape Supply Inc.	10,948	1,853
	Exponent Inc.	20,532	1,832
*	Avis Budget Group Inc.	20,569	1,602
	Douglas Dynamics Inc.	38,476	1,566
*	Cornerstone Building Brands Inc.	85,786	1,560
*	MYR Group Inc.	17,019	1,547
*	Atlas Air Worldwide Holdings Inc.	18,620	1,268
*	Vicor Corp.	10,437	1,104
*	Blue Bird Corp.	43,664	1,085
*	Desktop Metal Inc. Class A	93,613	1,076
*	Virgin Galactic Holdings Inc.	20,999	966
*,1	Nikola Corp.	53,436	965
*	XPO Logistics Inc.	6,771	947
	HNI Corp.	20,710	911
	Pitney Bowes Inc.	100,450	881
	REV Group Inc.	55,066	864
*	Daseke Inc.	117,668	762
	Shyft Group Inc.	19,428	727
	Global Industrial Co.	19,043	699
	Toro Co.	5,349	588
	Interface Inc. Class A	34,547	529
*	Titan International Inc.	59,765	507
	CRA International Inc.	5,066	434
*	FuelCell Energy Inc.	46,467	413
*	Bloom Energy Corp. Class A	12,660	340
*	Axon Enterprise Inc.	1,770	313
*	Echo Global Logistics Inc.	9,972	306
*	American Woodmark Corp.	3,461	283
	Nordson Corp.	1,190	261
	McGrath RentCorp.	2,804	229
*	Textainer Group Holdings Ltd.	5,543	187
			379,450
Information Technology (24.2%)
*	J2 Global Inc.	231,339	31,821
*	ON Semiconductor Corp.	730,709	27,972
*	Proofpoint Inc.	120,616	20,958
	Belden Inc.	315,530	15,956
*	Trimble Inc.	184,661	15,111
*	Euronet Worldwide Inc.	109,196	14,780
*	Nuance Communications Inc.	222,916	12,136
*	Fair Isaac Corp.	21,585	10,850
*	SolarWinds Corp.	624,461	10,547
*	Gartner Inc.	41,895	10,147
5

Small Company Growth Portfolio
		Shares	Market Value• ($000)
*	Enphase Energy Inc.	55,062	10,111
*	New Relic Inc.	150,189	10,058
*	Zendesk Inc.	68,426	9,877
*	8x8 Inc.	352,891	9,796
*	Mimecast Ltd.	178,833	9,487
*	Wix.com Ltd.	30,287	8,792
*	Manhattan Associates Inc.	53,583	7,761
	MKS Instruments Inc.	42,870	7,629
*	Box Inc. Class A	286,105	7,310
*	Tenable Holdings Inc.	175,920	7,274
*	Smartsheet Inc. Class A	97,312	7,038
*	FireEye Inc.	343,923	6,954
	Jabil Inc.	115,387	6,706
*	ChannelAdvisor Corp.	273,524	6,704
	TTEC Holdings Inc.	60,899	6,278
*	Teradata Corp.	124,493	6,221
	Maximus Inc.	67,774	5,962
*	EPAM Systems Inc.	11,300	5,774
*	Atlassian Corp. plc Class A	21,933	5,634
*	Cadence Design Systems Inc.	40,909	5,597
*	MongoDB Inc. Class A	15,456	5,588
	CDW Corp.	31,870	5,566
*	Workiva Inc. Class A	48,553	5,405
*	Momentive Global Inc.	255,023	5,373
*	Elastic NV	36,790	5,362
*	Five9 Inc.	27,984	5,132
*	Ultra Clean Holdings Inc.	87,259	4,688
*	Bill.Com Holdings Inc.	24,833	4,549
*	Extreme Networks Inc.	363,142	4,053
*	Domo Inc. Class B	49,979	4,040
*	Comm Scope Holding Co. Inc.	188,508	4,017
*	Nutanix Inc. Class A	99,891	3,818
*	Aspen Technology Inc.	27,490	3,781
	Monolithic Power Systems Inc.	10,122	3,780
*	Alarm.com Holdings Inc.	44,045	3,731
	Brooks Automation Inc.	38,592	3,677
*	MACOM Technology Solutions Holdings Inc. Class H	54,931	3,520
*	Sumo Logic Inc.	166,678	3,442
*	Digital Turbine Inc.	43,829	3,332
*	Cornerstone OnDemand Inc.	64,505	3,327
*	Brightcove Inc.	221,599	3,180
*	FormFactor Inc.	85,388	3,113
*	Monday.com Ltd.	13,370	2,989
*	Avaya Holdings Corp.	109,167	2,937
*	Agilysys Inc.	50,053	2,847
*	Verint Systems Inc.	62,435	2,814
	Amkor Technology Inc.	118,332	2,801
*	A10 Networks Inc.	237,485	2,674
*	Plantronics Inc.	55,828	2,330
*	eGain Corp.	202,552	2,325
*	Anaplan Inc.	40,339	2,150
*	Benefitfocus Inc.	150,015	2,115
*	NeoPhotonics Corp.	204,328	2,086
*	Dynatrace Inc.	34,751	2,030
*	Diodes Inc.	25,287	2,017
*	Axcelis Technologies Inc.	49,577	2,004
	CDK Global Inc.	40,028	1,989
*	Allegro MicroSystems Inc.	66,995	1,856
*	Calix Inc.	38,390	1,824
*	Avid Technology Inc.	46,358	1,815
*	Ichor Holdings Ltd.	32,532	1,750
	CSG Systems International Inc.	36,349	1,715
		Shares	Market Value• ($000)
*	Itron Inc.	15,460	1,546
*	Cognyte Software Ltd.	62,435	1,530
*	Unisys Corp.	57,377	1,452
*	3D Systems Corp.	34,992	1,399
	McAfee Corp.Class A	49,005	1,373
*	Clear Secure Inc. Class A	33,229	1,329
*	International Money Express Inc.	89,403	1,328
*	Diebold Nixdorf Inc.	96,296	1,236
*	Appian Corp. Class A	8,848	1,219
*	Cambium Networks Corp.	24,319	1,176
*	Sitime Corp.	9,204	1,165
*	Sprout Social Inc. Class A	12,463	1,114
*	Paylocity Holding Corp.	5,815	1,109
*	LiveRamp Holdings Inc.	23,161	1,085
*	MicroVision Inc.	63,250	1,059
*	Riot Blockchain Inc.	27,858	1,049
	Xperi Holding Corp.	44,695	994
*,1	Maxeon Solar Technologies Ltd.	45,778	981
*	Synaptics Inc.	6,253	973
*	Lattice Semiconductor Corp.	16,963	953
*	Corsair Gaming Inc.	27,286	908
*	SPS Commerce Inc.	8,923	891
*	CalAmp Corp.	67,210	855
*	SunPower Corp.	29,277	855
*	Alpha & Omega Semiconductor Ltd.	26,671	811
*	PTC Inc.	5,420	766
*	Vonage Holdings Corp.	45,949	662
*	Veritone Inc.	30,331	598
*	Cohu Inc.	16,007	589
*	Zuora Inc. Class A	32,927	568
*	Infinera Corp.	52,465	535
*	BigCommerce Holdings Inc. Series 1	8,147	529
	Advanced Energy Industries Inc.	4,526	510
*	Telos Corp.	14,785	503
*	ePlus Inc.	5,590	485
*	PFSweb Inc.	65,384	483
*	Arlo Technologies Inc.	67,389	456
*	Mitek Systems Inc.	21,675	417
*	Sanmina Corp.	10,385	405
*	Turtle Beach Corp.	12,666	404
*	SMART Global Holdings Inc.	7,513	358
*	Casa Systems Inc.	32,563	289
	Entegris Inc.	1,954	240
*	LivePerson Inc.	3,376	213
*	DSP Group Inc.	13,814	204
*	EMCORE Corp.	21,399	197
*,1	Eastman Kodak Co.	22,819	190
*	PDF Solutions Inc.	9,754	177
*	ON24 Inc.	3,687	131
			497,082
Materials (1.8%)
	Graphic Packaging Holding Co.	376,218	6,824
	Louisiana-Pacific Corp.	104,507	6,301
	RPM International Inc.	32,101	2,847
	Schnitzer Steel Industries Inc. Class A	54,357	2,666
	Myers Industries Inc.	121,781	2,557
	Trinseo SA	38,999	2,334
*	O-I Glass Inc.	138,867	2,268
*	Ingevity Corp.	23,542	1,915
	Avery Dennison Corp.	7,370	1,549
	Steel Dynamics Inc.	23,310	1,389
		Shares	Market Value• ($000)
*	MP Materials Corp.	30,974	1,142
	Stepan Co.	8,390	1,009
*	Berry Global Group Inc.	14,884	971
	Sensient Technologies Corp.	10,031	868
	Westlake Chemical Corp.	9,565	862
*	Koppers Holdings Inc.	24,637	797
	Olin Corp.	16,837	779
*	Orion Engineered Carbons SA	28,422	540
	Tronox Holdings plc Class A	18,182	407
			38,025
Other (0.1%)
*	Xometry Inc. Class A	18,996	1,660
*,2	Torchlight Energy Resources Inc.	37,855	41
			1,701
Real Estate (1.2%)
*	Redfin Corp.	113,811	7,217
	Iron Mountain Inc.	112,514	4,762
	Uniti Group Inc.	381,849	4,044
	PS Business Parks Inc.	12,409	1,838
	Lamar Advertising Co. Class A	14,336	1,497
[1]	GEO Group Inc.	202,679	1,443
	Alexander's Inc.	3,782	1,013
*	eXp World Holdings Inc.	25,078	972
	CatchMark Timber Trust Inc. Class A	77,924	912
	Innovative Industrial Properties Inc.	4,488	857
*	Fathom Holdings Inc.	11,048	362
	Universal Health Realty Income Trust	4,611	284
	American Finance Trust Inc.	29,763	252
			25,453
Utilities (0.3%)
	NRG Energy Inc.	68,110	2,745
[1]	Brookfield Infrastructure Corp. Class A	28,605	2,157
	Otter Tail Corp.	8,655	422
*	Pure Cycle Corp.	24,014	332
			5,656
Total Common Stocks (Cost $1,605,050)			1,967,819
Temporary Cash Investments (3.8%)
Money Market Fund (3.8%)
[3,4]	Vanguard Market Liquidity Fund, 0.056%	792,079	79,208
6

Small Company Growth Portfolio
		Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
[5]	U.S. Treasury Bill, 0.020%, 8/26/21	200	200
Total Temporary Cash Investments (Cost $79,409)			79,408
Total Investments (99.6%) (Cost $1,684,459)			2,047,227
Other Assets and Liabilities—Net (0.4%)			7,211
Net Assets (100%)			2,054,438
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,751,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $14,682,000 was received for securities on loan, of which $14,296,000 is held in Vanguard Market Liquidity Fund and $386,000 is held in cash.
5	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2021	529	61,041	(323)

See accompanying Notes, which are an integral part of the Financial Statements.
7

Small Company Growth Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,605,250)	1,968,019
Affiliated Issuers (Cost $79,209)	79,208
Total Investments in Securities	2,047,227
Investment in Vanguard	70
Cash	386
Cash Collateral Pledged—Futures Contracts	1,860
Receivables for Investment Securities Sold	26,905
Receivables for Accrued Income	539
Receivables for Capital Shares Issued	503
Variation Margin Receivable—Futures Contracts	44
Total Assets	2,077,534
Liabilities
Due to Custodian	4,183
Payables for Investment Securities Purchased	2,694
Collateral for Securities on Loan	14,682
Payables to Investment Advisor	404
Payables for Capital Shares Redeemed	948
Payables to Vanguard	185
Total Liabilities	23,096
Net Assets	2,054,438
At June 30, 2021, net assets consisted of:

Paid-in Capital	1,330,910
Total Distributable Earnings (Loss)	723,528
Net Assets	2,054,438

Net Assets
Applicable to 76,944,543 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,054,438
Net Asset Value Per Share	$26.70

See accompanying Notes, which are an integral part of the Financial Statements.
8

Small Company Growth Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	3,973
Interest[1]	33
Securities Lending—Net	228
Total Income	4,234
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,515
Performance Adjustment	(198)
The Vanguard Group—Note C
Management and Administrative	1,818
Marketing and Distribution	48
Custodian Fees	13
Shareholders’ Reports	11
Trustees’ Fees and Expenses	1
Total Expenses	3,208
Net Investment Income	1,026
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	351,302
Futures Contracts	11,448
Realized Net Gain (Loss)	362,750
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(56,294)
Futures Contracts	(2,245)
Change in Unrealized Appreciation (Depreciation)	(58,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	305,237
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $33,000, $(2,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $80,408,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,026	9,472
Realized Net Gain (Loss)	362,750	109,211
Change in Unrealized Appreciation (Depreciation)	(58,539)	270,236
Net Increase (Decrease) in Net Assets Resulting from Operations	305,237	388,919
Distributions
Total Distributions	(116,289)	(190,506)
Capital Share Transactions
Issued	92,703	190,807
Issued in Lieu of Cash Distributions	116,289	190,506
Redeemed	(473,485)	(560,869)
Net Increase (Decrease) from Capital Share Transactions	(264,493)	(179,556)
Total Increase (Decrease)	(75,545)	18,857
Net Assets
Beginning of Period	2,129,983	2,111,126
End of Period	2,054,438	2,129,983

See accompanying Notes, which are an integral part of the Financial Statements.
9

Small Company Growth Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$24.49	$23.08	$20.30	$24.62	$21.50	$20.79
Investment Operations
Net Investment Income	.012[1]	.102[1]	.128[1]	.123[1]	.109[1]	.116
Net Realized and Unrealized Gain (Loss) on Investments	3.587	3.521	5.323	(1.563)	4.652	2.547
Total from Investment Operations	3.599	3.623	5.451	(1.440)	4.761	2.663
Distributions
Dividends from Net Investment Income	(.101)	(.143)	(.118)	(.103)	(.111)	(.074)
Distributions from Realized Capital Gains	(1.288)	(2.070)	(2.553)	(2.777)	(1.530)	(1.879)
Total Distributions	(1.389)	(2.213)	(2.671)	(2.880)	(1.641)	(1.953)
Net Asset Value, End of Period	$26.70	$24.49	$23.08	$20.30	$24.62	$21.50
Total Return	15.08%	23.18%	28.05%	-7.22%	23.46%	14.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,054	$2,130	$2,111	$1,827	$1,750	$1,397
Ratio of Total Expenses to Average Net Assets[2]	0.30%	0.30%	0.32%	0.32%	0.34%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.11%	0.52%	0.59%	0.52%	0.48%	0.58%
Portfolio Turnover Rate	29%[3]	53%	58%	66%	93%	91%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.02%), 0.01%, 0.01%, 0.00%, and 0.00%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the portfolio’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Small Company Growth Portfolio
Notes to Financial Statements
The Small Company Growth Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11

Small Company Growth Portfolio
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firm ArrowMark Colorado Holdings, LLC, provides investment advisory services to a portion of the portfolio for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of ArrowMark Colorado Holdings, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index since March 31, 2016.
Vanguard provides investment advisory services to a portion of the portfolio as described below; the portfolio paid Vanguard advisory fees of $455,000 for the six months ended June 30, 2021.
12

Small Company Growth Portfolio
For the six months ended June 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the portfolio’s average net assets, before a decrease of of $198,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $70,000, representing less than 0.01% of the portfolio’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,967,778	—	41	1,967,819
Temporary Cash Investments	79,208	200	—	79,408
Total	2,046,986	200	41	2,047,227
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	323	—	—	323
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,684,691
Gross Unrealized Appreciation	459,437
Gross Unrealized Depreciation	(97,224)
Net Unrealized Appreciation (Depreciation)	362,213
F.	During the six months ended June 30, 2021, the portfolio purchased $597,926,000 of investment securities and sold $968,719,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $232,568,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
13

Small Company Growth Portfolio
G.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	3,546	10,624
Issued in Lieu of Cash Distributions	4,650	13,855
Redeemed	(18,216)	(28,989)
Net Increase (Decrease) in Shares Outstanding	(10,020)	(4,510)
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 51% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Small Company Growth Portfolio has renewed the portfolio’s investment advisory arrangements with ArrowMark Colorado Holdings, LLC (ArrowMark Partners), and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the portfolio’s advisory arrangements was in the best interests of the portfolio and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of investment strategies, including equity, fixed income, and structured products to institutional, high-net-worth, and retail investors. ArrowMark Partners has managed a portion of the portfolio since 2016.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the portfolio since 2008.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term, long-term, and since-inception performance, as applicable, of each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expense rate was also well below the peer-group average.
The board did not consider the profitability of ArrowMark Partners in determining whether to approve the advisory fee, because the firm is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio realizes economies of scale that are built into the negotiated advisory fee rate with ArrowMark Partners without any need for asset-level
15

breakpoints. The advisory fee rate is very low relative to the average rate paid by funds in the portfolio’s peer group. The board also concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as the portfolio’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Small Company Growth Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
17

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692SCG 082021

Semiannual Report   |   June 30, 2021
Vanguard Variable Insurance Funds
Total Bond Market Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	88
Liquidity Risk Management	89

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio's gross income, directly reduce the investment return of the portfolio.
A portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio's costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio's costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio's actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio's current prospectus.
Six Months Ended June 30, 2021
Total Bond Market Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$983.60	$0.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio’s annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Total Bond Market Index Portfolio
Portfolio Allocation
As of June 30, 2021
Asset-Backed/Commercial Mortgage-Backed Securities	2.7%
Corporate Bonds	29.2
Sovereign Bonds	4.0
Taxable Municipal Bonds	0.8
U.S. Government and Agency Obligations	63.3
The table reflects the portfolio’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (63.1%)
U.S. Government Securities (40.9%)
U.S. Treasury Note/Bond	8.000%	11/15/21	3,400	3,497
U.S. Treasury Note/Bond	0.125%	7/31/22	7,974	7,975
U.S. Treasury Note/Bond	1.875%	7/31/22	5,357	5,459
U.S. Treasury Note/Bond	2.000%	7/31/22	2,615	2,669
U.S. Treasury Note/Bond	1.500%	8/15/22	10,098	10,254
U.S. Treasury Note/Bond	1.625%	8/15/22	2,169	2,206
U.S. Treasury Note/Bond	7.250%	8/15/22	875	944
U.S. Treasury Note/Bond	0.125%	8/31/22	16,730	16,730
U.S. Treasury Note/Bond	1.625%	8/31/22	9,570	9,737
U.S. Treasury Note/Bond	1.875%	8/31/22	5,445	5,556
U.S. Treasury Note/Bond	1.500%	9/15/22	778	791
U.S. Treasury Note/Bond	0.125%	9/30/22	1,631	1,631
U.S. Treasury Note/Bond	1.750%	9/30/22	9,437	9,627
U.S. Treasury Note/Bond	1.875%	9/30/22	9,975	10,192
U.S. Treasury Note/Bond	1.375%	10/15/22	4,386	4,455
U.S. Treasury Note/Bond	1.875%	10/31/22	6,520	6,670
U.S. Treasury Note/Bond	2.000%	10/31/22	7,947	8,143
U.S. Treasury Note/Bond	1.625%	11/15/22	21,235	21,663
U.S. Treasury Note/Bond	7.625%	11/15/22	40	44
U.S. Treasury Note/Bond	0.125%	11/30/22	25,065	25,053
U.S. Treasury Note/Bond	2.000%	11/30/22	20,733	21,271
U.S. Treasury Note/Bond	1.625%	12/15/22	7,625	7,787
U.S. Treasury Note/Bond	0.125%	12/31/22	460	460
U.S. Treasury Note/Bond	2.125%	12/31/22	12,951	13,329
U.S. Treasury Note/Bond	1.500%	1/15/23	7,705	7,862
U.S. Treasury Note/Bond	0.125%	1/31/23	12,426	12,414
U.S. Treasury Note/Bond	1.750%	1/31/23	7,020	7,193
U.S. Treasury Note/Bond	2.000%	2/15/23	8,298	8,540
U.S. Treasury Note/Bond	7.125%	2/15/23	1,690	1,878
U.S. Treasury Note/Bond	0.125%	2/28/23	667	666
U.S. Treasury Note/Bond	1.500%	2/28/23	2,889	2,951
U.S. Treasury Note/Bond	0.500%	3/15/23	12,726	12,789
U.S. Treasury Note/Bond	0.125%	3/31/23	10,249	10,235
U.S. Treasury Note/Bond	1.500%	3/31/23	7,005	7,163
U.S. Treasury Note/Bond	2.500%	3/31/23	6,770	7,040
U.S. Treasury Note/Bond	0.250%	4/15/23	8,425	8,430
U.S. Treasury Note/Bond	0.125%	4/30/23	770	769
U.S. Treasury Note/Bond	1.625%	4/30/23	215	220
U.S. Treasury Note/Bond	2.750%	4/30/23	3,500	3,661
U.S. Treasury Note/Bond	0.125%	5/15/23	4,220	4,211
U.S. Treasury Note/Bond	1.750%	5/15/23	7,400	7,609
U.S. Treasury Note/Bond	0.125%	5/31/23	9,925	9,905
U.S. Treasury Note/Bond	1.625%	5/31/23	3,585	3,680
U.S. Treasury Note/Bond	2.750%	5/31/23	5,850	6,131
U.S. Treasury Note/Bond	0.250%	6/15/23	13,420	13,422
U.S. Treasury Note/Bond	0.125%	6/30/23	7,720	7,701
U.S. Treasury Note/Bond	1.375%	6/30/23	5,050	5,164
U.S. Treasury Note/Bond	2.625%	6/30/23	5,398	5,653
U.S. Treasury Note/Bond	0.125%	7/15/23	25,859	25,791
U.S. Treasury Note/Bond	1.250%	7/31/23	2,630	2,684
U.S. Treasury Note/Bond	2.750%	7/31/23	3,555	3,739
U.S. Treasury Note/Bond	0.125%	8/15/23	5,695	5,677
U.S. Treasury Note/Bond	6.250%	8/15/23	6,565	7,389
U.S. Treasury Note/Bond	1.375%	8/31/23	10,235	10,476
U.S. Treasury Note/Bond	2.750%	8/31/23	4,860	5,119
U.S. Treasury Note/Bond	0.125%	9/15/23	10,870	10,831
U.S. Treasury Note/Bond	1.375%	9/30/23	2,315	2,371
U.S. Treasury Note/Bond	2.875%	9/30/23	4,309	4,557
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Note/Bond	0.125%	10/15/23	3,605	3,590
U.S. Treasury Note/Bond	1.625%	10/31/23	3,750	3,864
U.S. Treasury Note/Bond	2.875%	10/31/23	9,503	10,067
U.S. Treasury Note/Bond	0.250%	11/15/23	1,040	1,038
U.S. Treasury Note/Bond	2.750%	11/15/23	4,261	4,505
U.S. Treasury Note/Bond	2.125%	11/30/23	6,150	6,415
U.S. Treasury Note/Bond	2.875%	11/30/23	344	365
U.S. Treasury Note/Bond	0.125%	12/15/23	22,604	22,484
U.S. Treasury Note/Bond	2.250%	12/31/23	2,267	2,374
U.S. Treasury Note/Bond	2.625%	12/31/23	7,337	7,752
U.S. Treasury Note/Bond	0.125%	1/15/24	5,920	5,885
U.S. Treasury Note/Bond	2.250%	1/31/24	3,215	3,371
U.S. Treasury Note/Bond	2.500%	1/31/24	9,419	9,937
U.S. Treasury Note/Bond	0.125%	2/15/24	7,010	6,965
U.S. Treasury Note/Bond	2.750%	2/15/24	10,710	11,374
U.S. Treasury Note/Bond	2.125%	2/29/24	8,725	9,129
U.S. Treasury Note/Bond	2.375%	2/29/24	6,712	7,065
U.S. Treasury Note/Bond	0.250%	3/15/24	16,259	16,195
U.S. Treasury Note/Bond	2.125%	3/31/24	11,446	11,984
U.S. Treasury Note/Bond	0.375%	4/15/24	7,645	7,635
U.S. Treasury Note/Bond	2.000%	4/30/24	1,260	1,316
U.S. Treasury Note/Bond	2.250%	4/30/24	7,559	7,948
U.S. Treasury Note/Bond	0.250%	5/15/24	7,700	7,659
U.S. Treasury Note/Bond	2.000%	5/31/24	11,547	12,067
U.S. Treasury Note/Bond	0.250%	6/15/24	6,675	6,634
U.S. Treasury Note/Bond	1.750%	6/30/24	8,060	8,371
U.S. Treasury Note/Bond	2.000%	6/30/24	10,955	11,457
U.S. Treasury Note/Bond	1.750%	7/31/24	9,127	9,485
U.S. Treasury Note/Bond	2.125%	7/31/24	9,736	10,227
U.S. Treasury Note/Bond	2.375%	8/15/24	11,564	12,243
U.S. Treasury Note/Bond	1.250%	8/31/24	10,125	10,364
U.S. Treasury Note/Bond	1.875%	8/31/24	4,655	4,856
U.S. Treasury Note/Bond	1.500%	9/30/24	5,785	5,970
U.S. Treasury Note/Bond	2.125%	9/30/24	3,394	3,570
U.S. Treasury Note/Bond	1.500%	10/31/24	9,070	9,359
U.S. Treasury Note/Bond	2.250%	10/31/24	5,980	6,318
U.S. Treasury Note/Bond	2.250%	11/15/24	12,681	13,404
U.S. Treasury Note/Bond	7.500%	11/15/24	25	31
U.S. Treasury Note/Bond	1.500%	11/30/24	7,847	8,097
U.S. Treasury Note/Bond	2.125%	11/30/24	10,054	10,590
U.S. Treasury Note/Bond	1.750%	12/31/24	14,765	15,365
U.S. Treasury Note/Bond	2.250%	12/31/24	1,645	1,741
U.S. Treasury Note/Bond	1.375%	1/31/25	4,905	5,040
U.S. Treasury Note/Bond	2.500%	1/31/25	6,340	6,770
U.S. Treasury Note/Bond	2.000%	2/15/25	8,624	9,053
U.S. Treasury Note/Bond	1.125%	2/28/25	5,386	5,484
U.S. Treasury Note/Bond	2.750%	2/28/25	2,513	2,708
U.S. Treasury Note/Bond	0.500%	3/31/25	23,074	22,958
U.S. Treasury Note/Bond	2.625%	3/31/25	1,961	2,106
U.S. Treasury Note/Bond	0.375%	4/30/25	2,194	2,171
U.S. Treasury Note/Bond	2.875%	4/30/25	4,060	4,403
U.S. Treasury Note/Bond	2.125%	5/15/25	12,735	13,443
U.S. Treasury Note/Bond	0.250%	5/31/25	9,593	9,431
U.S. Treasury Note/Bond	2.875%	5/31/25	6,350	6,894
U.S. Treasury Note/Bond	0.250%	6/30/25	9,064	8,903
U.S. Treasury Note/Bond	2.750%	6/30/25	4,880	5,278
U.S. Treasury Note/Bond	0.250%	7/31/25	8,797	8,629
U.S. Treasury Note/Bond	2.875%	7/31/25	5,105	5,549
U.S. Treasury Note/Bond	2.000%	8/15/25	14,580	15,341
U.S. Treasury Note/Bond	6.875%	8/15/25	2,085	2,605
U.S. Treasury Note/Bond	0.250%	8/31/25	6,080	5,957

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Note/Bond	2.750%	8/31/25	6,385	6,915
U.S. Treasury Note/Bond	0.250%	9/30/25	5,675	5,555
U.S. Treasury Note/Bond	0.250%	10/31/25	7,765	7,591
U.S. Treasury Note/Bond	3.000%	10/31/25	4,015	4,398
U.S. Treasury Note/Bond	2.250%	11/15/25	10,421	11,085
U.S. Treasury Note/Bond	0.375%	11/30/25	12,230	12,008
U.S. Treasury Note/Bond	2.875%	11/30/25	6,285	6,857
U.S. Treasury Note/Bond	0.375%	12/31/25	4,993	4,898
U.S. Treasury Note/Bond	2.625%	12/31/25	4,165	4,502
U.S. Treasury Note/Bond	0.375%	1/31/26	12,245	12,000
U.S. Treasury Note/Bond	2.625%	1/31/26	4,700	5,085
U.S. Treasury Note/Bond	1.625%	2/15/26	10,836	11,232
U.S. Treasury Note/Bond	0.500%	2/28/26	4,701	4,629
U.S. Treasury Note/Bond	0.750%	3/31/26	11,152	11,101
U.S. Treasury Note/Bond	2.250%	3/31/26	6,250	6,660
U.S. Treasury Note/Bond	0.750%	4/30/26	2,731	2,717
U.S. Treasury Note/Bond	2.375%	4/30/26	4,780	5,125
U.S. Treasury Note/Bond	1.625%	5/15/26	10,789	11,182
U.S. Treasury Note/Bond	0.750%	5/31/26	11,025	10,961
U.S. Treasury Note/Bond	2.125%	5/31/26	6,595	6,995
U.S. Treasury Note/Bond	0.875%	6/30/26	3,500	3,498
U.S. Treasury Note/Bond	1.875%	6/30/26	8,335	8,740
U.S. Treasury Note/Bond	1.875%	7/31/26	8,066	8,460
U.S. Treasury Note/Bond	1.500%	8/15/26	10,068	10,367
U.S. Treasury Note/Bond	6.750%	8/15/26	630	814
U.S. Treasury Note/Bond	1.625%	9/30/26	5,215	5,402
U.S. Treasury Note/Bond	1.625%	10/31/26	7,825	8,104
U.S. Treasury Note/Bond	2.000%	11/15/26	17,221	18,174
U.S. Treasury Note/Bond	6.500%	11/15/26	765	987
U.S. Treasury Note/Bond	1.625%	11/30/26	7,070	7,320
U.S. Treasury Note/Bond	1.750%	12/31/26	9,983	10,403
U.S. Treasury Note/Bond	1.500%	1/31/27	1,335	1,372
U.S. Treasury Note/Bond	2.250%	2/15/27	6,372	6,810
U.S. Treasury Note/Bond	6.625%	2/15/27	65	85
U.S. Treasury Note/Bond	1.125%	2/28/27	15,383	15,491
U.S. Treasury Note/Bond	0.625%	3/31/27	15,968	15,622
U.S. Treasury Note/Bond	0.500%	4/30/27	4,290	4,160
U.S. Treasury Note/Bond	2.375%	5/15/27	8,831	9,508
U.S. Treasury Note/Bond	0.500%	5/31/27	10,505	10,170
U.S. Treasury Note/Bond	0.500%	6/30/27	12,990	12,564
U.S. Treasury Note/Bond	0.375%	7/31/27	12,560	12,040
U.S. Treasury Note/Bond	2.250%	8/15/27	8,422	9,006
U.S. Treasury Note/Bond	6.375%	8/15/27	185	243
U.S. Treasury Note/Bond	0.500%	8/31/27	10,825	10,438
U.S. Treasury Note/Bond	0.375%	9/30/27	7,875	7,526
U.S. Treasury Note/Bond	0.500%	10/31/27	12,115	11,649
U.S. Treasury Note/Bond	2.250%	11/15/27	11,502	12,303
U.S. Treasury Note/Bond	6.125%	11/15/27	1,839	2,407
U.S. Treasury Note/Bond	0.625%	11/30/27	15,903	15,394
U.S. Treasury Note/Bond	0.625%	12/31/27	16,975	16,410
U.S. Treasury Note/Bond	0.750%	1/31/28	12,285	11,961
U.S. Treasury Note/Bond	2.750%	2/15/28	7,480	8,242
U.S. Treasury Note/Bond	1.125%	2/29/28	8,260	8,235
U.S. Treasury Note/Bond	1.250%	3/31/28	13,261	13,315
U.S. Treasury Note/Bond	1.250%	4/30/28	10,814	10,848
U.S. Treasury Note/Bond	2.875%	5/15/28	12,080	13,420
U.S. Treasury Note/Bond	1.250%	5/31/28	4,090	4,100
U.S. Treasury Note/Bond	1.250%	6/30/28	10,725	10,742
U.S. Treasury Note/Bond	2.875%	8/15/28	13,082	14,546
U.S. Treasury Note/Bond	5.500%	8/15/28	2,745	3,548
U.S. Treasury Note/Bond	3.125%	11/15/28	11,328	12,815
U.S. Treasury Note/Bond	5.250%	11/15/28	1,655	2,122
U.S. Treasury Note/Bond	2.625%	2/15/29	4,233	4,641
U.S. Treasury Note/Bond	2.375%	5/15/29	11,877	12,817
U.S. Treasury Note/Bond	1.625%	8/15/29	11,565	11,829
U.S. Treasury Note/Bond	1.750%	11/15/29	8,091	8,351
U.S. Treasury Note/Bond	1.500%	2/15/30	11,954	12,072
U.S. Treasury Note/Bond	0.625%	5/15/30	14,212	13,284
U.S. Treasury Note/Bond	6.250%	5/15/30	2,350	3,313
U.S. Treasury Note/Bond	0.625%	8/15/30	17,052	15,890
U.S. Treasury Note/Bond	0.875%	11/15/30	23,561	22,409
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Treasury Note/Bond	1.125%	2/15/31	23,059	22,389
U.S. Treasury Note/Bond	5.375%	2/15/31	1,540	2,092
U.S. Treasury Note/Bond	1.625%	5/15/31	18,554	18,841
U.S. Treasury Note/Bond	4.500%	2/15/36	2,548	3,495
U.S. Treasury Note/Bond	4.750%	2/15/37	1,000	1,418
U.S. Treasury Note/Bond	5.000%	5/15/37	1,250	1,821
U.S. Treasury Note/Bond	4.375%	2/15/38	1,450	1,994
U.S. Treasury Note/Bond	4.500%	5/15/38	1,559	2,175
U.S. Treasury Note/Bond	3.500%	2/15/39	1,920	2,398
U.S. Treasury Note/Bond	4.250%	5/15/39	2,247	3,071
U.S. Treasury Note/Bond	4.500%	8/15/39	2,516	3,542
U.S. Treasury Note/Bond	4.375%	11/15/39	2,742	3,809
U.S. Treasury Note/Bond	4.625%	2/15/40	2,550	3,656
U.S. Treasury Note/Bond	1.125%	5/15/40	7,810	6,742
U.S. Treasury Note/Bond	4.375%	5/15/40	2,735	3,818
U.S. Treasury Note/Bond	1.125%	8/15/40	11,105	9,554
U.S. Treasury Note/Bond	3.875%	8/15/40	3,015	3,960
U.S. Treasury Note/Bond	1.375%	11/15/40	12,659	11,371
U.S. Treasury Note/Bond	4.250%	11/15/40	3,295	4,541
U.S. Treasury Note/Bond	1.875%	2/15/41	12,033	11,781
U.S. Treasury Note/Bond	4.750%	2/15/41	3,956	5,796
U.S. Treasury Note/Bond	2.250%	5/15/41	7,125	7,414
U.S. Treasury Note/Bond	4.375%	5/15/41	1,904	2,672
U.S. Treasury Note/Bond	3.750%	8/15/41	2,825	3,667
U.S. Treasury Note/Bond	3.125%	11/15/41	2,701	3,217
U.S. Treasury Note/Bond	3.125%	2/15/42	3,631	4,329
U.S. Treasury Note/Bond	3.000%	5/15/42	2,720	3,182
U.S. Treasury Note/Bond	2.750%	8/15/42	5,595	6,300
U.S. Treasury Note/Bond	2.750%	11/15/42	5,746	6,466
U.S. Treasury Note/Bond	3.125%	2/15/43	6,850	8,178
U.S. Treasury Note/Bond	3.625%	8/15/43	7,405	9,528
U.S. Treasury Note/Bond	3.750%	11/15/43	700	918
U.S. Treasury Note/Bond	3.625%	2/15/44	7,652	9,882
U.S. Treasury Note/Bond	3.375%	5/15/44	7,299	9,096
U.S. Treasury Note/Bond	3.125%	8/15/44	7,731	9,273
U.S. Treasury Note/Bond	3.000%	11/15/44	8,262	9,721
U.S. Treasury Note/Bond	2.500%	2/15/45	8,820	9,537
U.S. Treasury Note/Bond	3.000%	5/15/45	5,877	6,928
U.S. Treasury Note/Bond	2.875%	8/15/45	4,991	5,767
U.S. Treasury Note/Bond	3.000%	11/15/45	3,084	3,643
U.S. Treasury Note/Bond	2.500%	5/15/46	7,246	7,846
U.S. Treasury Note/Bond	2.250%	8/15/46	7,256	7,500
U.S. Treasury Note/Bond	2.875%	11/15/46	10,175	11,800
U.S. Treasury Note/Bond	3.000%	2/15/47	9,000	10,686
U.S. Treasury Note/Bond	3.000%	5/15/47	7,293	8,666
U.S. Treasury Note/Bond	2.750%	8/15/47	6,988	7,944
U.S. Treasury Note/Bond	2.750%	11/15/47	908	1,033
U.S. Treasury Note/Bond	3.000%	2/15/48	8,479	10,101
U.S. Treasury Note/Bond	3.125%	5/15/48	8,984	10,954
U.S. Treasury Note/Bond	3.000%	8/15/48	9,510	11,346
U.S. Treasury Note/Bond	3.375%	11/15/48	4,300	5,488
U.S. Treasury Note/Bond	3.000%	2/15/49	9,444	11,302
U.S. Treasury Note/Bond	2.250%	8/15/49	5,029	5,208
U.S. Treasury Note/Bond	2.375%	11/15/49	2,591	2,757
U.S. Treasury Note/Bond	2.000%	2/15/50	9,144	8,982
U.S. Treasury Note/Bond	1.250%	5/15/50	17,911	14,623
U.S. Treasury Note/Bond	1.375%	8/15/50	15,866	13,372
U.S. Treasury Note/Bond	1.625%	11/15/50	17,396	15,621
U.S. Treasury Note/Bond	1.875%	2/15/51	14,630	13,956
U.S. Treasury Note/Bond	2.375%	5/15/51	15,115	16,138
				1,970,621
Agency Bonds and Notes (1.4%)
Federal Farm Credit Banks Funding Corp.	0.125%	11/23/22	750	750
Federal Farm Credit Banks Funding Corp.	0.125%	2/3/23	750	749
Federal Farm Credit Banks Funding Corp.	0.125%	4/13/23	1,000	998
Federal Farm Credit Banks Funding Corp.	0.125%	5/10/23	475	474
Federal Farm Credit Banks Funding Corp.	1.770%	6/26/23	150	155

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Federal Farm Credit Banks Funding Corp.	3.500%	12/20/23	75	81
	Federal Farm Credit Banks Funding Corp.	0.250%	2/26/24	600	598
	Federal Home Loan Banks	0.125%	8/12/22	1,000	1,000
	Federal Home Loan Banks	2.000%	9/9/22	250	256
	Federal Home Loan Banks	0.125%	10/21/22	500	500
	Federal Home Loan Banks	1.375%	2/17/23	800	815
	Federal Home Loan Banks	2.125%	3/10/23	970	1,001
	Federal Home Loan Banks	0.125%	3/17/23	1,000	999
	Federal Home Loan Banks	0.125%	6/2/23	3,655	3,647
	Federal Home Loan Banks	2.500%	2/13/24	535	565
	Federal Home Loan Banks	1.500%	8/15/24	330	340
	Federal Home Loan Banks	0.500%	4/14/25	1,000	994
	Federal Home Loan Banks	0.375%	9/4/25	500	492
	Federal Home Loan Banks	3.250%	11/16/28	315	358
	Federal Home Loan Banks	5.500%	7/15/36	1,400	2,063
[1]	Federal Home Loan Mortgage Corp.	0.125%	7/25/22	800	800
[1]	Federal Home Loan Mortgage Corp.	0.375%	4/20/23	1,200	1,203
[1]	Federal Home Loan Mortgage Corp.	0.375%	5/5/23	600	602
[1]	Federal Home Loan Mortgage Corp.	2.750%	6/19/23	500	525
[1]	Federal Home Loan Mortgage Corp.	0.250%	6/26/23	2,000	2,000
[1]	Federal Home Loan Mortgage Corp.	0.250%	8/24/23	1,650	1,649
[1]	Federal Home Loan Mortgage Corp.	0.250%	9/8/23	1,800	1,799
[1]	Federal Home Loan Mortgage Corp.	0.125%	10/16/23	1,000	996
[1]	Federal Home Loan Mortgage Corp.	0.250%	11/6/23	1,000	999
[1]	Federal Home Loan Mortgage Corp.	0.250%	12/4/23	1,500	1,497
[1]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	1,200	1,238
[1]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	1,500	1,480
[1]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	2,000	1,971
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	183
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,243
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	738
[1]	Federal National Mortgage Association	1.375%	9/6/22	350	355
[1]	Federal National Mortgage Association	2.000%	10/5/22	850	870
[1]	Federal National Mortgage Association	2.375%	1/19/23	2,394	2,475
[1]	Federal National Mortgage Association	0.250%	5/22/23	1,200	1,201
[1]	Federal National Mortgage Association	0.250%	7/10/23	2,000	2,000
[1]	Federal National Mortgage Association	2.875%	9/12/23	400	423
[1]	Federal National Mortgage Association	0.250%	11/27/23	1,000	999
[1]	Federal National Mortgage Association	2.500%	2/5/24	975	1,029
[1]	Federal National Mortgage Association	1.750%	7/2/24	1,028	1,067
[1]	Federal National Mortgage Association	2.625%	9/6/24	160	171
[1]	Federal National Mortgage Association	1.625%	10/15/24	970	1,005
[1]	Federal National Mortgage Association	1.625%	1/7/25	1,300	1,346
[1]	Federal National Mortgage Association	0.625%	4/22/25	1,000	999
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Federal National Mortgage Association	0.500%	6/17/25	1,000	992
[1]	Federal National Mortgage Association	0.375%	8/25/25	2,000	1,972
[1]	Federal National Mortgage Association	0.500%	11/7/25	2,000	1,978
[1]	Federal National Mortgage Association	2.125%	4/24/26	575	609
[1]	Federal National Mortgage Association	1.875%	9/24/26	500	525
[1]	Federal National Mortgage Association	0.750%	10/8/27	1,000	977
[1]	Federal National Mortgage Association	6.250%	5/15/29	175	239
[1]	Federal National Mortgage Association	7.125%	1/15/30	925	1,347
[1]	Federal National Mortgage Association	7.250%	5/15/30	300	445
[1]	Federal National Mortgage Association	0.875%	8/5/30	1,000	948
[1]	Federal National Mortgage Association	6.625%	11/15/30	300	434
[1]	Federal National Mortgage Association	5.625%	7/15/37	275	418
	Private Export Funding Corp.	2.050%	11/15/22	1,075	1,097
	Private Export Funding Corp.	3.550%	1/15/24	100	107
	Private Export Funding Corp.	2.450%	7/15/24	100	105
	Private Export Funding Corp.	3.250%	6/15/25	50	54
	Tennessee Valley Authority	1.875%	8/15/22	175	178
	Tennessee Valley Authority	2.875%	9/15/24	191	205
	Tennessee Valley Authority	0.750%	5/15/25	200	200
	Tennessee Valley Authority	6.750%	11/1/25	134	168
	Tennessee Valley Authority	7.125%	5/1/30	1,000	1,457
	Tennessee Valley Authority	4.650%	6/15/35	175	230
	Tennessee Valley Authority	5.880%	4/1/36	250	371
	Tennessee Valley Authority	5.500%	6/15/38	100	145
	Tennessee Valley Authority	5.250%	9/15/39	412	587
	Tennessee Valley Authority	4.875%	1/15/48	100	144
	Tennessee Valley Authority	5.375%	4/1/56	50	80
	Tennessee Valley Authority	4.625%	9/15/60	180	265
	Tennessee Valley Authority	4.250%	9/15/65	200	280
					67,255
Conventional Mortgage-Backed Securities (20.8%)
[1,2]	Fannie Mae Pool	6.500%	9/1/32	15	16
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	433	447
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–2/1/43	8,166	8,533
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/26–8/1/47	26,910	28,352
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–11/1/48	30,762	32,918
[1,2]	Freddie Mac Gold Pool	4.000%	6/1/24–11/1/48	17,170	18,602
[1,2]	Freddie Mac Gold Pool	4.500%	5/1/23–10/1/48	8,872	9,732
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/22–11/1/48	2,459	2,763
[1,2]	Freddie Mac Gold Pool	5.500%	7/1/22–6/1/41	1,833	2,105
[1,2]	Freddie Mac Gold Pool	6.000%	9/1/21–3/1/39	1,369	1,589
[1,2]	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	433	492
[1,2]	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	102	115
[1,2]	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	6	7
[1,2]	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	9	11
[1,2]	Freddie Mac Gold Pool	8.500%	7/1/24–11/1/30	8	9

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	3	4
[2]	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	1,852	1,934
[2]	Ginnie Mae I Pool	3.500%	11/15/25–9/15/49	1,697	1,808
[2]	Ginnie Mae I Pool	4.000%	10/15/24–11/15/47	1,863	2,037
[2]	Ginnie Mae I Pool	4.500%	10/15/24–3/15/41	1,918	2,161
[2]	Ginnie Mae I Pool	5.000%	5/15/33–4/15/41	1,515	1,732
[2]	Ginnie Mae I Pool	5.500%	1/15/32–12/15/40	955	1,096
[2]	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	664	753
[2]	Ginnie Mae I Pool	6.500%	11/15/23–12/15/38	157	172
[2]	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	41	44
[2]	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	15	17
[2]	Ginnie Mae I Pool	8.000%	3/15/22–10/15/30	13	15
[2,3]	Ginnie Mae II Pool	2.000%	8/20/50–7/21/51	36,779	37,470
[2,3]	Ginnie Mae II Pool	2.500%	6/20/27–7/21/51	34,927	36,180
[2,3]	Ginnie Mae II Pool	3.000%	2/20/27–7/21/51	47,646	50,143
[2]	Ginnie Mae II Pool	3.500%	9/20/25–10/20/50	44,932	47,809
[2]	Ginnie Mae II Pool	4.000%	9/20/25–5/20/50	23,051	24,765
[2]	Ginnie Mae II Pool	4.500%	2/20/39–9/20/49	11,924	12,980
[2]	Ginnie Mae II Pool	5.000%	12/20/32–3/20/49	4,108	4,501
[2]	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	730	845
[2]	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	354	411
[2]	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	133	154
[2]	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	17	20
[1,2,3]	UMBS Pool	1.500%	7/1/35–7/14/51	52,565	52,135
[1,2,3]	UMBS Pool	2.000%	11/1/23–7/14/51	201,445	204,449
[1,2,3]	UMBS Pool	2.500%	1/1/27–7/14/51	135,767	140,879
[1,2,3]	UMBS Pool	3.000%	11/1/25–7/14/51	102,241	107,384
[1,2,3]	UMBS Pool	3.500%	9/1/25–5/1/51	66,028	70,426
[1,2,3]	UMBS Pool	4.000%	2/1/24–7/1/50	49,888	53,859
[1,2,3]	UMBS Pool	4.500%	11/1/22–7/1/50	23,029	25,229
[1,2]	UMBS Pool	5.000%	9/1/22–3/1/50	8,989	10,056
[1,2]	UMBS Pool	5.500%	7/1/21–6/1/49	3,699	4,281
[1,2]	UMBS Pool	6.000%	7/1/21–5/1/41	2,327	2,718
[1,2]	UMBS Pool	6.500%	12/1/23–10/1/39	607	706
[1,2]	UMBS Pool	7.000%	6/1/23–11/1/37	163	191
[1,2]	UMBS Pool	7.500%	11/1/22–2/1/32	20	23
[1,2]	UMBS Pool	8.000%	6/1/22–11/1/30	10	12
[1,2]	UMBS Pool	8.500%	7/1/22–4/1/31	2	2
					1,005,093
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.290%	1.668%	12/1/41	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.310%	1.893%	9/1/37	32	33
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.392%	2.002%	10/1/37	15	16
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.432%	2.065%	7/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.474%	1.847%	3/1/43	40	42
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.553%	2.199%	9/1/43	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.560%	2.302%	7/1/43	79	81
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.601%	2.035%	6/1/43	18	18
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.613%	2.165%	8/1/39	17	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.623%	1.998%	2/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.326%	8/1/35	36	38
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.625%	2.424%	10/1/37	9	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.627%	2.002%	3/1/38	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.635%	2.135%	11/1/36	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.643%	2.033%	1/1/37	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.657%	2.408%	10/1/42	15	15
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.660%	2.207%	9/1/40	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.665%	2.540%	6/1/36	1	1
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.684%	2.105%	12/1/33	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	1.982%	5/1/40	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.213%	10/1/39	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.329%	9/1/42	28	29
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.693%	2.192%	11/1/39	7	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.695%	2.445%	7/1/39	4	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.698%	2.453%	8/1/40	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.075%	12/1/40	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.156%	1/1/42	16	17
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.700%	2.678%	7/1/37	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.701%	2.248%	10/1/42	13	13
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.705%	2.110%	11/1/39	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.722%	2.049%	5/1/42	19	20
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.729%	2.228%	9/1/34	3	4
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.736%	2.329%	9/1/43	26	27
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.739%	1.988%	6/1/41	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.747%	2.362%	7/1/41	23	24
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.451%	10/1/40	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.771%	2.142%	5/1/42	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.780%	2.155%	2/1/41	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.781%	2.355%	7/1/42	11	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.792%	3.354%	8/1/42	32	32
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.170%	3/1/42	14	15
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.795%	2.371%	3/1/42	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.805%	2.274%	11/1/41	20	21
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.185%	11/1/39–12/1/40	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.810%	2.310%	11/1/33–10/1/40	18	19
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.204%	1/1/42	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.218%	11/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.813%	2.437%	9/1/40	17	18
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.071%	5/1/41	9	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.190%	2/1/41	10	11
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.224%	12/1/41	12	12
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.289%	12/1/40	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.815%	2.315%	11/1/40	4	5
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.819%	2.196%	3/1/41	16	17

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.820%	2.195%	12/1/40	2	2
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.823%	2.293%	12/1/39	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.824%	2.201%	2/1/41	8	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.825%	2.200%	3/1/41	8	9
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.205%	4/1/41	14	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.830%	2.830%	6/1/41	13	14
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.835%	2.210%	1/1/40	7	8
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.840%	2.566%	8/1/39	10	10
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.874%	2.115%	5/1/40	3	3
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.880%	2.340%	11/1/34	6	6
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.909%	2.164%	4/1/37	6	7
[1,2,4]	Fannie Mae Pool, 12M USD LIBOR + 1.912%	2.162%	5/1/36	3	3
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.155%	2.280%	12/1/37	15	15
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.268%	2.393%	12/1/35	9	10
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	2.438%	1/1/35	10	11
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.146%	1.396%	4/1/37	10	10
[1,2,4]	Fannie Mae Pool, 6M USD LIBOR + 1.840%	2.090%	8/1/37	10	10
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.487%	1.919%	3/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.588%	2.016%	9/1/37	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.625%	2.000%	1/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	1.890%	5/1/42	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.640%	2.015%	12/1/36	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.660%	2.160%	10/1/37	5	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.695%	2.070%	2/1/37	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.727%	2.102%	1/1/35	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.743%	2.118%	12/1/36	14	14
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.745%	2.120%	12/1/40	14	14
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.000%	5/1/38	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.765%	2.140%	12/1/36	1	2
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.798%	2.040%	12/1/34	3	3
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.830%	2.247%	12/1/35	8	9
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.861%	2.242%	2/1/42	6	7
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.130%	5/1/40	5	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.132%	6/1/40	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.255%	12/1/40–3/1/41	16	17
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.500%	6/1/41	4	5
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.880%	2.880%	6/1/40	8	9
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.889%	2.287%	2/1/42	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.894%	2.501%	9/1/40	15	16
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.287%	6/1/40	8	8
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.900%	2.353%	11/1/40	10	11
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.910%	2.285%	1/1/41–2/1/41	12	13
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.006%	2.247%	5/1/37	12	12
[1,2,4]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 2.085%	2.460%	3/1/38	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.375%	2/1/36–5/1/36	7	8
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.378%	11/1/34	16	17
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.410%	2.537%	10/1/36	9	10
[1,2,4]	Freddie Mac Non Gold Pool, 6M USD LIBOR + 1.355%	1.605%	6/1/37	7	7
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	1.625%	7/20/38–12/20/40	15	15
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.000%	1/20/41–3/20/43	68	71
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.125%	10/20/38–12/20/42	86	87
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.250%	7/20/41–8/20/41	26	26
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.875%	4/20/41–6/20/43	66	70
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.125%	11/20/40	1	1
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	2.375%	5/20/41	3	3
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	3.375%	5/20/41	3	3
					1,416
Total U.S. Government and Agency Obligations (Cost $2,968,694)					3,044,385
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
[2]	Ally Auto Receivables Trust Class A3 Series 2018-3	3.000%	1/17/23	3	3
[2]	Ally Auto Receivables Trust Class A3 Series 2019-2	2.230%	1/16/24	188	190

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ally Auto Receivables Trust Class A3 Series 2019-4	1.840%	6/17/24	207	209
[2]	Ally Auto Receivables Trust Class A4 Series 2018-1	2.530%	2/15/23	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2018-3	3.120%	7/17/23	50	51
[2]	Ally Auto Receivables Trust Class A4 Series 2019-2	2.260%	8/15/24	50	51
[2]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	25	26
[2]	American Express Credit Account Master Trust Class A Series 2017-7	2.350%	5/15/25	225	231
[2]	American Express Credit Account Master Trust Class A Series 2018-2	3.010%	10/15/25	250	261
[2]	American Express Credit Account Master Trust Class A Series 2018-8	3.180%	4/15/24	100	101
[2]	American Express Credit Account Master Trust Class A Series 2019-3	2.000%	4/15/25	250	255
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2019-1	2.970%	11/20/23	31	32
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-1	1.110%	8/19/24	500	503
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	25	25
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	225	226
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	50	50
[2]	Americredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2018-1	3.260%	1/18/24	35	36
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2020-3	0.760%	12/18/25	25	25
[2]	AmeriCredit Automobile Receivables Trust Class B Series 2021-1	0.680%	10/19/26	25	25
[2]	Americredit Automobile Receivables Trust Class C Series 2018-1	3.500%	1/18/24	50	51
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2021-1	0.890%	10/19/26	25	25
[2]	BA Credit Card Trust Class A1 Series 2019-A1	1.740%	1/15/25	150	153
[2]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	72	80
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/48	75	82
[2]	Banc of America Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/50	28	31
[2]	Banc of America Commercial Mortgage Trust Class ASB Series 2015-UBS7	3.429%	9/15/48	44	47
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class A2 Series 2018-BN14	4.128%	9/15/60	50	53
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/54	150	162
[2,4]	BANK Class A3 Series 2018-BN11	4.046%	3/15/61	100	114
[2]	BANK Class A3 Series 2019-BN19	3.183%	8/15/61	275	301
[2]	BANK Class A3 Series 2019-BN20	3.011%	9/15/62	170	184
[2]	BANK Class A3 Series 2019-BN23	2.920%	12/15/52	180	193
[2]	BANK Class A3 Series 2019-BN24	2.960%	11/15/62	150	162
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/60	50	54
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	100	109
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	150	166
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	150	167
[2,4]	BANK Class A4 Series 2018-BN12	4.255%	5/15/61	125	145
[2]	BANK Class A4 Series 2018-BN13	3.953%	8/15/61	50	56
[2,4]	BANK Class A4 Series 2018-BN14	4.231%	9/15/60	100	116
[2,4]	BANK Class A4 Series 2018-BN15	4.407%	11/15/61	110	129
[2]	BANK Class A4 Series 2019-BN16	4.005%	2/15/52	125	143
[2]	BANK Class A4 Series 2019-BN17	3.714%	4/15/52	100	113
[2]	BANK Class A4 Series 2019-BN18	3.584%	5/15/62	100	112
[2]	BANK Class A4 Series 2019-BN22	2.978%	11/15/62	290	313
[2]	BANK Class A4 Series 2020-BN26	2.403%	3/15/63	175	181
[2]	BANK Class A4 Series 2020-BN29	1.997%	11/15/53	50	50
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/63	50	49
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/53	75	75
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/54	50	50
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/60	150	165
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/60	404	447
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	75	83
[2]	BANK Class A5 Series 2018-BN10	3.688%	2/15/61	250	280
[2,4]	BANK Class A5 Series 2018-BN13	4.217%	8/15/61	25	29
[2]	BANK Class A5 Series 2019-BN21	2.851%	10/17/52	100	107
[2]	BANK Class A5 Series 2020-BN25	2.649%	1/15/63	200	211
[2]	BANK Class A5 Series 2020-BN27	2.144%	4/15/63	150	152
[2]	BANK Class A5 Series 2021-BN33	2.556%	5/15/64	50	52
[2]	BANK Class A5 Series 2021-BN34	2.438%	6/15/63	150	155
[2]	BANK Class A5 Series 2021-BNK32	2.643%	4/15/54	75	79
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/60	100	109
[2]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	404	444
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/60	75	83

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/50	25	28
[2,4]	BANK Class AS Series 2018-BN10	3.898%	2/15/61	50	56
[2,4]	BANK Class AS Series 2018-BN12	4.488%	5/15/61	50	58
[2,4]	BANK Class AS Series 2018-BN14	4.481%	9/15/60	25	29
[2]	BANK Class AS Series 2019-BN17	3.976%	4/15/52	25	28
[2,4]	BANK Class AS Series 2019-BN18	3.826%	5/15/62	50	56
[2]	BANK Class AS Series 2019-BN21	3.093%	10/17/52	75	80
[2]	BANK Class AS Series 2019-BN23	3.203%	12/15/52	75	81
[2,4]	BANK Class AS Series 2019-BN24	3.283%	11/15/62	75	81
[2]	BANK Class AS Series 2020-BN25	2.841%	1/15/63	65	68
[2]	BANK Class AS Series 2020-BN26	2.687%	3/15/63	55	57
[2]	BANK Class AS Series 2020-BN27	2.551%	4/15/63	50	51
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/54	25	25
[2]	BANK Class ASB Series 2018-BN10	3.641%	2/15/61	50	55
[2,4]	BANK Class C Series 2017-BNK8	4.206%	11/15/50	50	54
[2,4]	BANK Class C Series 2019-BNK19	4.167%	8/15/61	35	38
[2]	Bank of America Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	35	35
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	700	784
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	150	163
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/52	275	295
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/52	25	27
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/52	100	109
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/50	325	361
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/53	100	105
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	125	146
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/53	50	50
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/53	125	126
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/54	150	154
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/50	100	110
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/53	35	37
[2,3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/54	150	156
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	Bear Stearns Commercial Mortgage Securities Trust Class AM Series 2007-T26	5.513%	1/12/45	26	27
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B2	3.662%	2/15/51	125	130
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B3	3.848%	4/10/51	100	104
[2]	Benchmark Mortgage Trust Class A2 Series 2018-B6	4.203%	10/10/51	50	53
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/53	50	52
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/43	125	132
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/51	75	87
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/51	50	58
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/53	175	206
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/62	80	90
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/57	280	301
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	100	112
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	325	367
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/51	225	257
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/51	350	402
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/52	125	145
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B11	3.542%	5/15/52	275	307
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/62	225	244
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/72	230	247
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/52	105	120
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	100	106
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/53	100	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B19	1.850%	9/15/53	63	62
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/53	100	100
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/53	125	125
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/54	100	100

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/54	225	226
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/54	125	131
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/54	125	131
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/54	50	53
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/54	75	79
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	50	55
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/51	75	86
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/62	50	56
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/53	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/51	150	168
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/51	25	29
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/52	50	58
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/52	75	84
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/53	30	31
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/53	25	25
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/53	10	10
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/43	50	52
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/54	75	76
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/54	25	26
[2]	BMW Vehicle Lease Trust Class A3 Series 2021-1	0.290%	1/25/24	75	75
[2]	BMW Vehicle Lease Trust Class A4 Series 2021-1	0.370%	7/25/24	25	25
[2]	BMW Vehicle Owner Trust Class A3 Series 2020-A	0.480%	10/25/24	25	25
[2]	BMW Vehicle Owner Trust Class A4 Series 2018-A	2.510%	6/25/24	33	33
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/53	135	144
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/52	125	141
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/52	140	149
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/53	60	65
[2]	Capital One Multi-Asset Execution Trust Class A1 Series 2019-A1	2.840%	12/15/24	75	76
[2]	Capital One Multi-Asset Execution Trust Class A6 Series 2017-A6	2.290%	7/15/25	355	364
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	64	65
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	50	51
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	35	36
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	15	15
[2]	CarMax Auto Owner Trust Class A3 Series 2018-1	2.480%	11/15/22	6	6
[2]	CarMax Auto Owner Trust Class A3 Series 2018-2	2.980%	1/17/23	14	14
[2]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	180	183
[2]	Carmax Auto Owner Trust Class A3 Series 2020-1	1.890%	12/16/24	90	92
[2]	CarMax Auto Owner Trust Class A3 Series 2020-2	1.700%	11/15/24	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	75	75
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.500%	8/15/25	475	475
[2]	CarMax Auto Owner Trust Class A3 Series 2020-4	0.630%	6/15/26	25	25
[2]	CarMax Auto Owner Trust Class A3 Series 2021-1	0.340%	12/15/25	60	60
[2]	CarMax Auto Owner Trust Class A3 Series 2021-2	0.520%	2/17/26	100	100
[2]	CarMax Auto Owner Trust Class A4 Series 2017-4	2.330%	5/15/23	44	44
[2]	CarMax Auto Owner Trust Class A4 Series 2018-1	2.640%	6/15/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2018-2	3.160%	7/17/23	50	51
[2]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	25	26
[2]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	15	15
[2]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2021-2	0.810%	12/15/26	25	25
[2]	CD Commercial Mortgage Trust Class AAB Series 2017-CD3	3.453%	2/10/50	25	27
[2]	CD Commercial Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/50	50	54
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/57	40	42
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	150	159
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/49	100	110
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	144	159
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	75	87

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/57	450	481
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	125	137
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	75	82
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/50	31	34
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/51	10	11
[2]	CenterPoint Energy Transition Bond Co. IV LLC Class A3 Series 2012-1	3.028%	10/15/25	278	291
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/48	125	138
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/49	250	269
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	150	162
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/50	50	55
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/58	100	108
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/50	250	275
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/50	50	55
[2]	Chase Issuance Trust Class A1 Series 2020-A1	1.530%	1/15/25	450	459
[2]	Chase Issuance Trust Class A7 Series 2012-A7	2.160%	9/15/24	313	320
[2]	Citibank Credit Card Issuance Trust Class A2 Series 2016-A2	2.190%	11/20/23	200	202
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2018-A3	3.290%	5/23/25	450	475
[2]	Citibank Credit Card Issuance Trust Class A6 Series 2018-A6	3.210%	12/7/24	100	104
[2]	Citigroup Commercial Mortgage Trust Class A2 Series 2018-B2	3.788%	3/10/51	50	52
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/49	150	158
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2012-GC8	3.024%	9/10/45	69	70
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	100	104
[2,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	50	54
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	100	108
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	175	189
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC29	3.192%	4/10/48	175	188
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	100	109
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC33	3.778%	9/10/58	100	110
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/49	125	135
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/49	50	54
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/49	75	80
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	250	275
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	275	312
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/52	275	298
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	50	54
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	225	240
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/49	475	521
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/56	225	241
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/53	110	116
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2014-GC19	3.552%	3/10/47	14	15
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/49	53	56
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2013-GC15	4.649%	9/10/46	75	80
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC19	4.345%	3/10/47	25	27
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2015-GC27	3.571%	2/10/48	100	106
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/50	50	55
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/53	45	47
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC21	4.328%	5/10/47	50	53
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/48	84	89

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	2	2
[2]	COMM Mortgage Trust Class A2 Series 2014-UBS6	2.935%	12/10/47	21	20
[2]	COMM Mortgage Trust Class A2 Series 2015-CR22	2.856%	3/10/48	12	12
[2]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	124	127
[2]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	40	42
[2]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	48	50
[2]	COMM Mortgage Trust Class A3 Series 2014-CR21	3.528%	12/10/47	160	170
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/50	35	39
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/51	125	144
[2]	COMM Mortgage Trust Class A4 Series 2012-CR2	3.147%	8/15/45	58	59
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR10	4.210%	8/10/46	20	21
[2]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	150	161
[2]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	50	53
[2]	COMM Mortgage Trust Class A4 Series 2013-CR6	3.101%	3/10/46	515	526
[2]	COMM Mortgage Trust Class A4 Series 2013-CR7	3.213%	3/10/46	31	32
[2,4]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.389%	7/10/45	90	95
[2]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	83	86
[2,4]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	56	60
[2]	COMM Mortgage Trust Class A4 Series 2014-CR20	3.590%	11/10/47	50	53
[2]	COMM Mortgage Trust Class A4 Series 2014-LC15	4.006%	4/10/47	150	161
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS3	3.819%	6/10/47	100	108
[2]	COMM Mortgage Trust Class A4 Series 2014-UBS5	3.838%	9/10/47	125	136
[2]	COMM Mortgage Trust Class A4 Series 2015-CCRE24	3.432%	8/10/48	237	252
[2]	COMM Mortgage Trust Class A4 Series 2015-CR23	3.497%	5/10/48	100	109
[2]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	125	137
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	225	246
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	125	137
[2]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	125	134
[2]	COMM Mortgage Trust Class A4 Series 2016-CR28	3.762%	2/10/49	150	165
[2,4]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	71	75
[2]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	39	41
[2]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	50	54
[2]	COMM Mortgage Trust Class A5 Series 2014-CR19	3.796%	8/10/47	175	189
[2]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	50	54
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS2	3.961%	3/10/47	54	58
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS4	3.694%	8/10/47	125	134
[2]	COMM Mortgage Trust Class A5 Series 2014-UBS6	3.644%	12/10/47	225	243
[2]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	150	161
[2]	COMM Mortgage Trust Class A5 Series 2015-DC1	3.350%	2/10/48	75	81
[2]	COMM Mortgage Trust Class A5 Series 2015-PC1	3.902%	7/10/50	100	110
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/57	115	124
[2]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	65	66
[2,4]	COMM Mortgage Trust Class AM Series 2013-CR11	4.715%	8/10/50	30	32
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/46	25	26
[2]	COMM Mortgage Trust Class AM Series 2013-LC6	3.282%	1/10/46	58	60
[2]	COMM Mortgage Trust Class AM Series 2014-CCRE19	4.080%	8/10/47	50	54
[2]	COMM Mortgage Trust Class AM Series 2014-CR16	4.278%	4/10/47	75	81
[2]	COMM Mortgage Trust Class AM Series 2014-UBS2	4.199%	3/10/47	15	16
[2]	COMM Mortgage Trust Class AM Series 2014-UBS4	3.968%	8/10/47	44	47
[2]	COMM Mortgage Trust Class AM Series 2014-UBS6	4.048%	12/10/47	50	54
[2,4]	COMM Mortgage Trust Class AM Series 2015-CR22	3.603%	3/10/48	100	108
[2]	COMM Mortgage Trust Class AM Series 2015-CR23	3.801%	5/10/48	50	54

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	COMM Mortgage Trust Class AM Series 2015-LC19	3.527%	2/10/48	50	54
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/57	50	54
[2]	COMM Mortgage Trust Class ASB Series 2013-CCRE11	3.660%	8/10/50	15	15
[2]	COMM Mortgage Trust Class ASB Series 2013-CR12	3.623%	10/10/46	26	27
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE15	3.595%	2/10/47	17	17
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	27	28
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE17	3.598%	5/10/47	14	15
[2]	COMM Mortgage Trust Class ASB Series 2014-CCRE18	3.452%	7/15/47	26	27
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS2	3.472%	3/10/47	12	12
[2]	COMM Mortgage Trust Class ASB Series 2014-UBS6	3.387%	12/10/47	89	93
[2]	COMM Mortgage Trust Class ASB Series 2015-CCRE23	3.257%	5/10/48	59	61
[2]	COMM Mortgage Trust Class ASB Series 2015-CCRE27	3.404%	10/10/48	112	118
[2]	COMM Mortgage Trust Class ASB Series 2015-LC19	3.040%	2/10/48	19	20
[2]	COMM Mortgage Trust Class ASB Series 2016-DC2	3.550%	2/10/49	117	124
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/46	25	26
[2,4]	COMM Mortgage Trust Class B Series 2014-CCRE15	4.815%	2/10/47	28	30
[2]	COMM Mortgage Trust Class B Series 2014-CR17	4.377%	5/10/47	25	26
[2]	COMM Mortgage Trust Class B Series 2014-UBS2	4.701%	3/10/47	10	11
[2,4]	COMM Mortgage Trust Class C Series 2013-LC6	4.242%	1/10/46	25	26
[2,4]	COMM Mortgage Trust Class C Series 2014-CCRE15	4.865%	2/10/47	50	54
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/52	275	301
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/54	250	265
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C1	3.505%	4/15/50	100	108
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	150	162
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/48	100	109
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	200	220
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/50	150	163
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/51	25	29
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/52	225	257
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	200	218
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/50	150	164
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/50	50	55
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/51	275	311
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/50	75	80
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C2	3.849%	6/15/57	75	79
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/54	50	53
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C3	3.448%	8/15/48	70	73
[2]	CSAIL Commercial Mortgage Trust Class ASB Series 2015-C4	3.617%	11/15/48	44	46
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	4.044%	4/15/50	50	52
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	4.266%	8/15/48	50	53
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	100	117
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/49	75	81
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/49	100	106
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	100	110
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	9/15/53	50	50
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/50	50	54
[2]	Discover Card Execution Note Trust Class A Series 2015-A3	1.890%	10/15/24	275	281
[2]	Discover Card Execution Note Trust Class A1 Series 2015-A1	3.030%	8/15/25	225	235
[2]	Discover Card Execution Note Trust Class A2 Series 2017-A2	2.390%	7/15/24	150	152
[2]	Drive Auto Receivables Trust Class B Series 2020-1	2.080%	7/15/24	75	76
[2]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Drive Auto Receivables Trust Class C Series 2020-1	2.360%	3/16/26	50	50
[2]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	25	25
[2]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	35	36
[2]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	110	114
[2]	Exeter Automobile Receivables Trust Class B Series 2021-1A	0.500%	2/18/25	35	35
[2]	Exeter Automobile Receivables Trust Class C Series 2020-3	1.320%	7/15/25	75	76
[2]	Exeter Automobile Receivables Trust Class C Series 2021-1A	0.740%	1/15/26	85	85
[1,2,4]	Fannie Mae-Aces Class 1A Series 2014-M7	3.338%	6/25/24	229	244
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/31	30	32
[1,2]	Fannie Mae-Aces Class A Series 2015-M2	2.620%	12/25/24	157	166
[1,2]	Fannie Mae-Aces Class A1 Series 2015-M8	2.344%	1/25/25	27	28
[1,2,4]	Fannie Mae-Aces Class A2 Series 2013-M14	3.329%	10/25/23	236	249
[1,2]	Fannie Mae-Aces Class A2 Series 2013-M7	2.280%	12/27/22	46	47
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M1	3.185%	7/25/23	238	249
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M13	3.021%	8/25/24	176	188
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M2	3.513%	12/25/23	232	247
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M3	3.501%	1/25/24	99	105
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M4	3.346%	3/25/24	139	148
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M8	3.056%	6/25/24	141	150
[1,2,4]	Fannie Mae-Aces Class A2 Series 2014-M9	3.103%	7/25/24	178	189
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M1	2.532%	9/25/24	272	286
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/27	99	109
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M12	2.884%	5/25/25	201	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/25	275	296
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M3	2.723%	10/25/24	91	96
[1,2]	Fannie Mae-Aces Class A2 Series 2015-M7	2.590%	12/25/24	165	174
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M8	2.900%	1/25/25	100	107
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/26	250	265
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.533%	9/25/26	250	265
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.566%	9/25/26	75	80
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/26	98	105
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/26	100	107
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M42	1.270%	7/25/30	10	10
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/26	200	213
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/26	65	68
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/26	300	316
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.496%	10/25/26	179	190
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.181%	6/25/27	289	319
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.964%	11/25/27	75	82
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.890%	2/25/27	197	213
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.665%	12/25/26	186	199
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.276%	4/25/29	75	84
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/27	250	272
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/27	514	566
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.482%	7/25/28	125	141
[1,2]	Fannie Mae-Aces Class A2 Series 2018-M10	3.610%	2/25/31	300	351
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.775%	8/25/30	50	58
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.820%	9/25/30	200	236
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.700%	8/25/28	175	201
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.147%	3/25/28	165	183
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.150%	3/25/28	100	111
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.673%	9/25/28	200	228
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/29	400	438

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/29	250	268
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.749%	11/25/28	200	226
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/29	200	225
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/29	230	258
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	4/25/29	345	381
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/29	950	1,026
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/30	150	153
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M22	2.522%	8/25/29	375	402
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/30	100	100
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/30	250	247
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/30	125	132
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.363%	10/25/30	175	171
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.436%	11/25/30	60	59
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.507%	3/25/31	225	225
[1,2]	Fannie Mae-Aces Class A2 Series 2021-M13	1.659%	4/25/31	50	50
[1,2,4]	Fannie Mae-Aces Class A3 Series 2018-M3	3.191%	2/25/30	75	84
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M12	2.488%	3/25/23	152	157
[1,2,4]	Fannie Mae-Aces Class APT Series 2013-M14	2.634%	4/25/23	39	40
[1,2,4]	Fannie Mae-Aces Class ASV2 Series 2014-M12	2.614%	10/25/21	36	36
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2018-M2	2.999%	1/25/28	425	468
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2015-M4	2.509%	7/25/22	78	78
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M2	2.152%	1/25/23	103	105
[1,2]	Fannie Mae-Aces Class AV2 Series 2016-M7	2.157%	10/25/23	37	38
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M10	2.639%	7/25/24	109	114
[1,2,4]	Fannie Mae-Aces Class AV2 Series 2017-M15	3.196%	11/25/27	275	297
[2]	Fifth Third Auto Trust Class A3 Series 2019-1	2.640%	12/15/23	76	77
[2]	Fifth Third Auto Trust Class A4 Series 2019-1	2.690%	11/16/26	50	52
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	150	150
[2]	Ford Credit Auto Lease Trust Class A4 Series 2019-A	2.980%	6/15/22	4	4
[2]	Ford Credit Auto Owner Trust Class A3 Series 2019-A	2.780%	9/15/23	91	92
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	150	151
[2]	Ford Credit Auto Owner Trust Class A3 Series 2020-C	0.410%	7/15/25	75	75
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.260%	2/15/24	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2021-A	0.300%	8/15/25	150	150
[2]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	50	52
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-B	0.790%	11/15/25	35	35
[2]	Ford Credit Auto Owner Trust Class A4 Series 2020-C	0.510%	8/15/26	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.490%	9/15/26	50	50
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	170	175
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-2	3.170%	3/15/25	200	209
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	185	195
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	50	50
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	275	276
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K030	2.779%	9/25/22	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K032	3.016%	2/25/23	80	81
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K033	2.871%	2/25/23	110	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K038	2.604%	10/25/23	26	27
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K039	2.683%	12/25/23	23	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K040	2.768%	4/25/24	53	55

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K042	2.267%	6/25/24	24	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K043	2.532%	10/25/23	23	23
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K045	2.493%	4/25/48	70	72
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K047	2.827%	12/25/24	56	58
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/28	93	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/27	92	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	11/25/53	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	11/25/30	15	15
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/30	50	50
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/35	50	52
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K730	3.452%	9/25/24	5	5
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K017	2.873%	12/25/21	304	306
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K019	2.272%	3/25/22	138	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K020	2.373%	5/25/22	349	354
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K021	2.396%	6/25/22	222	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K026	2.510%	11/25/22	325	333
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K027	2.637%	1/25/23	325	335
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K028	3.111%	2/25/23	475	493
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K029	3.320%	2/25/23	325	339
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K030	3.250%	4/25/23	325	339
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K031	3.300%	4/25/23	1,215	1,274
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K032	3.310%	5/25/23	340	357
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K033	3.060%	7/25/23	325	340
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K034	3.531%	7/25/23	288	304
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K035	3.458%	8/25/23	400	422
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K036	3.527%	10/25/23	325	346
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K038	3.389%	3/25/24	200	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K039	3.303%	7/25/24	225	242
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K040	3.241%	9/25/24	275	296
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K041	3.171%	10/25/24	275	296
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K042	2.670%	12/25/24	25	27
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K043	3.062%	12/25/24	150	161
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K045	3.023%	4/25/48	175	188
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K046	3.205%	3/25/25	175	189
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K047	3.329%	5/25/25	175	191
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K048	3.284%	6/25/25	325	353
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K049	3.010%	7/25/25	125	135
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K050	3.334%	8/25/25	200	218
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/25	125	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/25	75	81

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K054	2.745%	1/25/26	200	215
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/26	150	160
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/26	100	107
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K063	3.430%	1/25/27	475	530
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/27	300	332
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/27	433	480
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/27	150	166
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/27	500	555
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/27	125	139
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/27	200	222
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/27	75	84
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/27	225	252
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/27	100	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/28	125	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/28	225	257
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/28	150	172
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/28	350	407
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/28	100	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/28	25	29
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/28	175	204
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/28	350	409
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/28	75	88
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/28	1,700	2,001
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	11/25/51	275	317
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/28	225	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/28	400	464
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/29	275	318
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/29	25	29
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/29	200	228
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/29	450	516
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/29	225	255
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/29	400	444
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/29	275	304
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/29	275	301
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/29	225	242
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/29	450	482
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/29	210	227
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/29	370	399
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/29	350	378
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/29	300	326

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	2/25/52	445	471
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	3/25/53	95	98
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/30	1,300	1,359
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/30	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/30	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/30	425	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/30	125	124
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/30	320	317
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/30	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/30	400	400
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/30	300	300
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	11/25/53	175	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/30	175	175
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/30	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/31	700	720
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/31	250	262
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/31	425	447
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/31	250	261
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/31	400	412
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1510	3.718%	1/25/31	75	88
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1511	3.470%	3/25/31	100	116
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1514	2.859%	10/25/34	225	250
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1515	1.940%	2/25/35	150	151
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1516	1.721%	5/25/35	225	221
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1517	1.716%	7/25/35	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1518	1.860%	10/25/35	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1519	2.013%	12/25/35	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/31	100	113
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1520	2.438%	2/25/36	200	212
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/32	100	118
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/33	75	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K717	2.991%	9/25/21	170	170
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K718	2.791%	1/25/22	210	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K720	2.716%	6/25/22	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K723	2.454%	8/25/23	125	129
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K724	3.062%	11/25/23	100	105
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K726	2.905%	4/25/24	180	189
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K727	2.946%	7/25/24	200	211

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K728	3.064%	8/25/24	250	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K729	3.136%	10/25/24	900	963
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K730	3.590%	1/25/25	275	299
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K731	3.600%	2/25/25	225	244
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/26	375	409
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/26	500	540
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K737	2.525%	10/25/26	400	427
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/27	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/27	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/28	200	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/28	125	129
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KC02	3.370%	7/25/25	175	186
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/26	200	216
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1510	3.794%	1/25/34	395	477
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1511	3.542%	3/25/34	225	266
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	335	370
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/32	50	58
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/33	200	240
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/33	75	92
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-1	1.670%	12/20/22	25	25
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	25	25
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	475	476
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2019-2	2.720%	3/20/23	50	50
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-1	1.700%	12/20/23	10	10
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2018-2	2.810%	12/16/22	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-1	1.840%	9/16/24	90	91
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-3	0.450%	4/16/25	175	175
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-4	0.380%	8/18/25	115	115
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	55	55
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-2	3.020%	12/18/23	75	76
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-4	3.320%	6/17/24	25	26
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-1	1.900%	3/17/25	30	31
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-3	0.580%	1/16/26	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	25	25
[2]	GM Financial Leasing Trust Class A3 Series 2021-1	0.260%	2/20/24	75	75
[2]	GM Financial Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	100	100
[2]	GM Financial Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	25	25
[2]	GM Financial Securitized Term Class A3 Series 2021-1	0.350%	10/16/25	65	65
[2]	GM Financial Securitized Term Class A4 Series 2021-1	0.540%	5/17/27	250	248
[2]	GS Mortgage Securities Corp II Class A5 Series 2013-GC10	2.943%	2/10/46	92	95
[2]	GS Mortgage Securities Corp II Class AS Series 2013-GC10	3.279%	2/10/46	35	36
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GC6	3.482%	1/10/45	231	232
[2]	GS Mortgage Securities Trust Class A3 Series 2012-GCJ9	2.773%	11/10/45	121	124

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	150	165
[2]	GS Mortgage Securities Trust Class A4 Series 2012-GCJ7	3.377%	5/10/45	84	85
[2]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	90	94
[2]	GS Mortgage Securities Trust Class A4 Series 2014-GC18	4.074%	1/10/47	200	214
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	150	162
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	50	55
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	100	109
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/49	75	80
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	200	213
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/49	75	82
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/50	150	167
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/50	261	287
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/52	100	112
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	150	164
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/1/52	275	297
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/52	125	135
[2,4]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.188%	7/10/46	20	21
[2]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	200	213
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/47	50	54
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	125	136
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	225	243
[2]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	150	161
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	125	134
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	75	77
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/53	125	125
[2]	GS Mortgage Securities Trust Class AAB Series 2013-GC14	3.817%	8/10/46	13	13
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC22	3.467%	6/10/47	27	28
[2]	GS Mortgage Securities Trust Class AAB Series 2014-GC26	3.365%	11/10/47	52	54
[2]	GS Mortgage Securities Trust Class AAB Series 2015-GC32	3.513%	7/10/48	105	111
[2]	GS Mortgage Securities Trust Class AB Series 2015-GC34	3.278%	10/10/48	111	117
[2]	GS Mortgage Securities Trust Class AS Series 2013-GCJ2	3.375%	6/10/46	39	41
[2]	GS Mortgage Securities Trust Class AS Series 2014-GC26	3.964%	11/10/47	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/49	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/50	50	55
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/50	70	76
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/1/52	50	54
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/53	35	38
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/53	25	25
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.648%	9/10/47	25	26
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/47	50	52
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/50	10	11
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2018-2	3.010%	5/18/22	8	8
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2019-2	2.520%	6/21/23	104	106
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-1	1.610%	4/22/24	110	112
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-2	0.820%	7/15/24	60	60
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2020-3	0.370%	10/18/24	360	360
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-1	0.270%	4/21/25	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2021-2	0.330%	8/15/25	125	125
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-1I	2.780%	5/15/24	64	64
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2018-2	3.160%	8/19/24	50	50
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2019-2	2.540%	3/21/25	30	31
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	20	20

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2021-1	0.420%	1/21/28	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2018-A	2.790%	7/15/22	3	3
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-A	1.410%	11/15/24	10	10
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	11	11
[2]	Hyundai Auto Receivables Trust Class A3 Series 2020-C	0.380%	5/15/25	50	50
[2]	Hyundai Auto Receivables Trust Class A3 Series 2021-A	0.380%	9/15/25	50	50
[2]	Hyundai Auto Receivables Trust Class A4 Series 2018-A	2.940%	6/17/24	75	76
[2]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2021-A	0.620%	5/17/27	25	25
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	149	151
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C8	2.829%	10/15/45	109	111
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2012-CBX	3.483%	6/15/45	127	129
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	100	107
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/49	100	111
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-C10	3.143%	12/15/47	51	53
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	208	216
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2014-C20	3.805%	7/15/47	75	81
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/49	75	83
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	250	266
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C10	3.372%	12/15/47	39	40
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/49	75	83
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-LC11	3.499%	4/15/46	50	51
[2]	JPMBB Commercial Mortgage Securities Trust Class A2 Series 2014-C24	2.940%	11/15/47	10	10
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C19	3.669%	4/15/47	21	21
[2]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	107	117
[2,4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	80	84
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	95	102
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C22	3.801%	9/15/47	175	189
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	175	189
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	59	63
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C28	3.227%	10/15/48	125	133
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C29	3.611%	5/15/48	100	108
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	82	91
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	39	41
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	65	70
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	127	137
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C21	3.775%	8/15/47	25	27
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C23	3.934%	9/15/47	85	93

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/47	200	216
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C30	3.822%	7/15/48	100	110
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	125	135
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.175%	7/15/45	26	27
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C14	4.409%	8/15/46	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C15	4.420%	11/15/45	35	37
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	25	27
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C19	4.243%	4/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/47	50	53
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/47	50	54
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/47	75	79
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C25	4.065%	11/15/47	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C26	3.800%	1/15/48	50	54
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C28	3.532%	10/15/48	50	53
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	50	55
[2,4]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C14	3.761%	8/15/46	18	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2013-C15	3.659%	11/15/45	5	5
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2014-C21	3.428%	8/15/47	18	19
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C27	3.017%	2/15/48	84	88
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C29	3.304%	5/15/48	46	48
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C30	3.559%	7/15/48	100	104
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C31	3.540%	8/15/48	45	47
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2015-C32	3.358%	11/15/48	101	107
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/15/49	67	70
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.960%	2/15/47	30	32
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/48	50	53
[2]	JPMCC Commercial Mortgage Securities Trust Class A2 Series 2017-JP6	3.050%	7/15/50	29	30
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/52	200	221
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	400	445
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	100	110
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/52	300	344
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/50	100	110
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/52	25	28
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/49	75	80
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	225	259
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/52	175	189
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	75	83
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/53	50	51
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/49	50	53

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	50	55
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/51	25	29
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2020-A	1.840%	12/15/22	50	50
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-A	0.250%	1/16/24	75	75
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	50	50
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-A	1.880%	9/15/25	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	10	10
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-A	0.320%	10/15/26	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2021-B	0.510%	3/15/27	25	25
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2020-1	0.550%	2/18/25	50	50
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2020-1	0.770%	10/15/26	10	10
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/52	125	135
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C5	3.176%	8/15/45	100	102
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.296%	8/15/46	40	42
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	100	107
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	68	70
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C8	3.134%	12/15/48	100	103
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	75	81
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	200	214
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C22	3.306%	4/15/48	75	80
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	125	137
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C24	3.732%	5/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/47	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/49	225	245
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	150	166
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	100	107
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	100	108
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C26	3.531%	10/15/48	75	82
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/49	200	213
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/49	250	270
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/50	150	166
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C11	4.496%	8/15/46	20	20
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	14	14
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C8	3.376%	12/15/48	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C9	3.456%	5/15/46	50	52
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/50	100	111
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C16	3.477%	6/15/47	15	15
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2014-C19	3.326%	12/15/47	36	38
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C20	3.069%	2/15/48	39	41
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C22	3.040%	4/15/48	82	85

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C23	3.398%	7/15/50	41	43
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C25	3.383%	10/15/48	111	116
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C26	3.323%	10/15/48	66	69
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2015-C27	3.557%	12/15/47	45	47
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class ASB Series 2016-C28	3.288%	1/15/49	95	99
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C14	5.028%	2/15/47	100	108
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.493%	6/15/47	50	51
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C18	4.633%	10/15/47	50	54
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/48	50	52
[2]	Morgan Stanley Capital I Trust Class A3 Series 2016-UBS9	3.329%	3/15/49	25	27
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/52	50	56
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/53	175	185
[2]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	339	341
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	75	83
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	100	108
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	200	213
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/49	200	220
[2]	Morgan Stanley Capital I Trust Class A4 Series 2017-HR2	3.587%	12/15/50	50	56
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/52	250	276
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/52	150	172
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	200	217
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/53	65	65
[2]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/54	75	77
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/50	150	166
[2]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	75	76
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/49	83	89
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/52	25	28
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/53	25	26
[2]	Nissan Auto Lease Trust Class A3 Series 2020-A	1.840%	1/17/23	50	50
[2]	Nissan Auto Lease Trust Class A4 Series 2020-A	1.880%	4/15/25	25	25
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	91	92
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-C	1.930%	7/15/24	150	152
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	50	51
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-B	0.550%	7/15/24	50	50
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2021-A	0.330%	10/15/25	100	100
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2017-B	1.950%	10/16/23	31	31
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-A	2.890%	6/17/24	85	85
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	30	31
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-C	1.950%	5/15/26	35	36
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/27	50	50
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-2	0.960%	11/15/24	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-3	0.690%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2020-4	0.730%	3/17/25	25	25
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-1	0.500%	4/15/25	100	100
[2]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	30	30
[2]	Santander Drive Auto Receivables Trust Class C Series 2018-2	3.350%	7/17/23	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2018-3	3.510%	8/15/23	7	7
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2020-4	1.010%	1/15/26	25	25

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	4.110%	12/15/25	45	47
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	50	50
[2]	Santander Drive Auto Receivables Trust Class C Series 2021-2	0.900%	6/15/26	75	75
[2]	Santander Drive Auto Receivables Trust Class D Series 2021-2	1.350%	7/15/27	60	60
[2]	Synchrony Card Funding LLC Class A Series 2019-A2	2.340%	6/15/25	60	61
[2]	Synchrony Card Issuance Trust Class A Series 2018-A1	3.380%	9/15/24	275	277
[2]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	150	155
[2]	Synchrony Credit Card Master Note Trust Class A Series 2018-2	3.470%	5/15/26	275	291
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2018-B	2.960%	9/15/22	20	20
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	135	137
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	0.260%	5/15/25	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-B	1.360%	8/15/24	10	10
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-C	0.440%	10/15/24	40	40
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-D	0.350%	1/15/25	75	75
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-B	0.260%	11/17/25	325	324
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-A	2.520%	5/15/23	48	48
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2018-B	3.110%	11/15/23	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	0.390%	6/15/26	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-D	0.470%	1/15/26	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-B	0.530%	10/15/26	50	50
[2]	UBS Commercial Mortgage Trust Class A2 Series 2018-C13	4.208%	10/15/51	17	18
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/50	100	107
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/51	150	167
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/50	100	110
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/50	150	165
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/50	175	192
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/50	150	164
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/51	75	87
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/51	225	262
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/51	125	145
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C8	3.983%	2/15/51	275	312
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/52	100	111
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/52	125	133
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/52	75	80
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/50	100	109
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/51	125	143
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/51	100	116
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/50	50	54
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/50	50	55
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/50	75	82
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/50	62	69
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/50	100	111
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/51	75	85
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C5	3.185%	3/10/46	104	107
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	165	171
[2]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/51	175	201
[2,4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/51	275	312
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	25	26
[2]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/52	25	28

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	425	424
[2]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	455	456
[2]	Verizon Owner Trust Class A Series 2020-C	0.410%	4/21/25	30	30
[2]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	170	173
[2]	Wells Fargo Commercial Mortgage Trust Class A2 Series 2015-NXS1	2.632%	5/15/48	7	7
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2012-LC5	2.918%	10/15/45	62	63
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2014-LC18	3.271%	12/15/47	30	30
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	150	159
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/59	50	52
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	100	109
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C26	3.166%	2/15/48	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	234	246
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C28	3.540%	5/15/48	175	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	175	191
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	50	55
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	75	83
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/48	50	55
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-SG1	3.789%	9/15/48	209	226
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	125	137
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C33	3.426%	3/15/59	325	355
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/49	75	80
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/49	162	174
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	150	166
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/50	250	276
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/51	275	313
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	200	230
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	75	86
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	150	176
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/52	200	220
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/52	200	217
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/52	100	109
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/53	50	50
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	125	135
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-LC20	3.184%	4/15/50	276	296
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2015-NXS1	3.148%	5/15/48	50	54
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/49	100	112
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/50	192	212
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/50	175	193
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	175	201
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C49	4.023%	3/15/52	225	258
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C50	3.729%	5/15/52	125	141
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/52	270	290
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/53	165	175
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/53	50	52
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/54	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC18	3.808%	12/15/47	75	81
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C26	3.580%	2/15/48	50	53
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C28	3.872%	5/15/48	31	34
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	75	83
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/50	54	59

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/50	100	110
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/50	25	27
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/51	50	56
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/52	100	106
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C26	2.991%	2/15/48	96	100
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-C29	3.400%	6/15/48	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC20	2.978%	4/15/50	23	24
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-LC22	3.571%	9/15/58	43	45
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-NXS1	2.934%	5/15/48	37	38
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2015-P2	3.656%	12/15/48	92	97
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-C32	3.324%	1/15/59	54	57
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/49	100	105
[2]	Wells Fargo Commercial Mortgage Trust Class B Series 2015-LC20	3.719%	4/15/50	50	53
[2]	WFRBS Commercial Mortgage Trust Class A2 Series 2012-C7	3.431%	6/15/45	125	127
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C8	3.001%	8/15/45	75	76
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2012-C9	2.870%	11/15/45	122	125
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C19	3.660%	3/15/47	18	18
[2]	WFRBS Commercial Mortgage Trust Class A3 Series 2014-C24	3.428%	11/15/47	27	29
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2012-C6	3.440%	4/15/45	110	111
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C12	3.198%	3/15/48	38	39
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C13	3.001%	5/15/45	76	79
[2,4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	100	106
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	25	27
[2]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	70	74
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C11	3.071%	3/15/45	93	96
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C14	3.337%	6/15/46	150	157
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	30	32
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	25	27
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	75	81
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C22	3.752%	9/15/57	150	162
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	65	70
[2]	WF-RBS Commercial Mortgage Trust Class A5 Series 2014-C25	3.631%	11/15/47	50	54
[2]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	140	150
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	100	101
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C12	3.560%	3/15/48	18	19
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	15	16
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/46	75	78
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C15	4.358%	8/15/46	20	21
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C16	4.668%	9/15/46	50	54
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C17	4.255%	12/15/46	25	27
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C20	4.176%	5/15/47	25	27
[2,4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-LC14	4.351%	3/15/47	60	64
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C15	3.720%	8/15/46	8	8

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C16	3.963%	9/15/46	15	16
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2013-C17	3.558%	12/15/46	13	14
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C19	3.618%	3/15/47	14	15
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C20	3.638%	5/15/47	15	15
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-C23	3.636%	10/15/57	53	56
[2]	WFRBS Commercial Mortgage Trust Class ASB Series 2014-LC14	3.522%	3/15/47	32	33
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2013-C17	4.788%	12/15/46	25	27
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C19	4.723%	3/15/47	25	26
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/57	25	27
[2]	World Omni Auto Receivables Trust Class A3 Series 2019-C	1.960%	12/16/24	125	126
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	50	51
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	90	91
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-B	0.630%	5/15/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2020-C	0.480%	11/17/25	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-A	0.300%	1/15/26	50	50
[2]	World Omni Auto Receivables Trust Class A3 Series 2021-B	0.420%	6/15/26	75	75
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-A	1.790%	6/16/25	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-B	0.820%	1/15/26	10	10
[2]	World Omni Auto Receivables Trust Class A4 Series 2020-C	0.610%	10/15/26	25	25
[2]	World Omni Automobile Lease Securitization Trust Class A3 Series 2020-B	0.450%	2/15/24	100	100
[2]	World Omni Automobile Lease Securitization Trust Class A4 Series 2020-B	0.520%	2/17/26	25	25
[2]	World Omni Select Auto Trust Class A3 Series 2020-A	0.550%	7/15/25	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $125,911)					131,623
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corporate Bonds (29.1%)
Communications (2.6%)
	Activision Blizzard Inc.	3.400%	9/15/26	160	176
	Activision Blizzard Inc.	1.350%	9/15/30	150	140
	Activision Blizzard Inc.	4.500%	6/15/47	200	250
	Activision Blizzard Inc.	2.500%	9/15/50	300	270
	Alphabet Inc.	0.450%	8/15/25	500	495
	Alphabet Inc.	0.800%	8/15/27	500	486
	Alphabet Inc.	1.100%	8/15/30	500	475
	Alphabet Inc.	1.900%	8/15/40	200	182
	Alphabet Inc.	2.050%	8/15/50	500	443
	Alphabet Inc.	2.250%	8/15/60	500	443
	America Movil SAB de CV	3.125%	7/16/22	300	308
	America Movil SAB de CV	3.625%	4/22/29	200	221
	America Movil SAB de CV	2.875%	5/7/30	200	211
	America Movil SAB de CV	6.375%	3/1/35	300	430
	America Movil SAB de CV	6.125%	11/15/37	150	208
	America Movil SAB de CV	6.125%	3/30/40	200	284
	America Movil SAB de CV	4.375%	7/16/42	250	301
	America Movil SAB de CV	4.375%	4/22/49	400	494
	AT&T Inc.	4.050%	12/15/23	100	108
	AT&T Inc.	0.900%	3/25/24	500	501
	AT&T Inc.	4.450%	4/1/24	250	273
	AT&T Inc.	3.950%	1/15/25	268	296
	AT&T Inc.	3.400%	5/15/25	500	545
	AT&T Inc.	3.600%	7/15/25	275	302
	AT&T Inc.	4.125%	2/17/26	515	579
	AT&T Inc.	1.700%	3/25/26	500	505
	AT&T Inc.	3.800%	2/15/27	700	781
	AT&T Inc.	2.300%	6/1/27	450	466
	AT&T Inc.	1.650%	2/1/28	500	496
	AT&T Inc.	4.100%	2/15/28	402	458
	AT&T Inc.	4.350%	3/1/29	650	752
	AT&T Inc.	4.300%	2/15/30	660	763
	AT&T Inc.	2.750%	6/1/31	450	468
	AT&T Inc.	2.250%	2/1/32	600	590
[5]	AT&T Inc.	2.550%	12/1/33	472	468
	AT&T Inc.	4.500%	5/15/35	200	235
	AT&T Inc.	5.250%	3/1/37	500	631
	AT&T Inc.	4.900%	8/15/37	300	369
	AT&T Inc.	4.850%	3/1/39	480	584
	AT&T Inc.	3.500%	6/1/41	500	520
	AT&T Inc.	5.550%	8/15/41	225	297
	AT&T Inc.	5.150%	3/15/42	375	470
	AT&T Inc.	4.900%	6/15/42	525	639
	AT&T Inc.	4.300%	12/15/42	271	309
	AT&T Inc.	3.100%	2/1/43	500	490
	AT&T Inc.	4.350%	6/15/45	312	356
	AT&T Inc.	4.750%	5/15/46	350	425
	AT&T Inc.	5.150%	11/15/46	736	943
	AT&T Inc.	5.450%	3/1/47	500	660
	AT&T Inc.	4.500%	3/9/48	400	471
	AT&T Inc.	4.550%	3/9/49	362	425
	AT&T Inc.	5.150%	2/15/50	332	430
	AT&T Inc.	3.650%	6/1/51	600	627
[5]	AT&T Inc.	3.500%	9/15/53	1,558	1,563
[5]	AT&T Inc.	3.550%	9/15/55	1,550	1,553
[5]	AT&T Inc.	3.800%	12/1/57	1,287	1,345
[5]	AT&T Inc.	3.650%	9/15/59	629	637
	AT&T Inc.	3.850%	6/1/60	300	316
	AT&T Inc.	3.500%	2/1/61	400	392
	Baidu Inc.	3.500%	11/28/22	275	285
	Baidu Inc.	3.875%	9/29/23	200	213
	Baidu Inc.	4.375%	5/14/24	200	218
	Baidu Inc.	3.075%	4/7/25	200	212
	Baidu Inc.	3.625%	7/6/27	200	221
	Baidu Inc.	4.375%	3/29/28	100	114
	Baidu Inc.	3.425%	4/7/30	200	217
	Bell Canada	4.300%	7/29/49	100	121
	Booking Holdings Inc.	2.750%	3/15/23	100	104
	Booking Holdings Inc.	3.650%	3/15/25	100	109

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Booking Holdings Inc.	3.600%	6/1/26	225	249
Booking Holdings Inc.	3.550%	3/15/28	100	112
Booking Holdings Inc.	4.625%	4/13/30	300	359
British Telecommunications plc	4.500%	12/4/23	200	218
British Telecommunications plc	5.125%	12/4/28	100	119
British Telecommunications plc	9.625%	12/15/30	516	800
Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	676	700
Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	175	191
Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	850	964
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	730	806
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	225	266
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	330	338
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	575	771
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/38	350	431
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/41	500	503
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/45	650	897
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/47	450	552
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/48	400	510
Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	375	448
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/50	550	634
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/51	400	398
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	500	509
Charter Communications Operating LLC / Charter Communications Operating Capital	6.834%	10/23/55	75	111
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/61	200	215
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.	3.850%	4/1/61	500	492
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	139	156
Comcast Corp.	3.375%	2/15/25	264	286
Comcast Corp.	3.375%	8/15/25	500	546
Comcast Corp.	3.950%	10/15/25	625	699
Comcast Corp.	3.150%	3/1/26	400	435
Comcast Corp.	2.350%	1/15/27	495	519
Comcast Corp.	3.300%	4/1/27	150	165
Comcast Corp.	3.150%	2/15/28	325	356
Comcast Corp.	4.150%	10/15/28	950	1,100
Comcast Corp.	4.250%	10/15/30	350	412
Comcast Corp.	1.950%	1/15/31	500	493
Comcast Corp.	1.500%	2/15/31	500	474
Comcast Corp.	4.250%	1/15/33	275	327
Comcast Corp.	4.200%	8/15/34	175	207
Comcast Corp.	5.650%	6/15/35	1,065	1,441
Comcast Corp.	4.400%	8/15/35	150	181
Comcast Corp.	3.200%	7/15/36	225	241
Comcast Corp.	6.450%	3/15/37	175	254
Comcast Corp.	6.950%	8/15/37	250	381
Comcast Corp.	3.900%	3/1/38	175	201
Comcast Corp.	6.400%	5/15/38	100	147
Comcast Corp.	4.600%	10/15/38	550	682
Comcast Corp.	3.250%	11/1/39	250	266
Comcast Corp.	6.400%	3/1/40	150	223
Comcast Corp.	3.750%	4/1/40	300	339
Comcast Corp.	4.650%	7/15/42	370	468
Comcast Corp.	4.500%	1/15/43	100	124
Comcast Corp.	4.600%	8/15/45	250	314
Comcast Corp.	3.400%	7/15/46	500	534
Comcast Corp.	3.969%	11/1/47	1,086	1,267
Comcast Corp.	4.700%	10/15/48	475	616
Comcast Corp.	3.999%	11/1/49	268	316
Comcast Corp.	3.450%	2/1/50	400	433
Comcast Corp.	2.800%	1/15/51	500	481
Comcast Corp.	2.450%	8/15/52	500	451
Comcast Corp.	4.950%	10/15/58	475	657
Comcast Corp.	2.650%	8/15/62	500	456
Deutsche Telekom International Finance BV	8.750%	6/15/30	775	1,161
Discovery Communications LLC	2.950%	3/20/23	100	104
Discovery Communications LLC	3.800%	3/13/24	100	107
Discovery Communications LLC	3.900%	11/15/24	150	163
Discovery Communications LLC	3.950%	6/15/25	303	332
Discovery Communications LLC	3.950%	3/20/28	400	445
Discovery Communications LLC	3.625%	5/15/30	230	251
Discovery Communications LLC	5.000%	9/20/37	325	394
Discovery Communications LLC	6.350%	6/1/40	150	207
Discovery Communications LLC	4.875%	4/1/43	300	359
Discovery Communications LLC	5.200%	9/20/47	225	280
Discovery Communications LLC	5.300%	5/15/49	75	95
Discovery Communications LLC	4.650%	5/15/50	200	234

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Discovery Communications LLC	4.000%	9/15/55	269	284
Electronic Arts Inc.	4.800%	3/1/26	100	115
Expedia Group Inc.	3.600%	12/15/23	100	106
Expedia Group Inc.	4.500%	8/15/24	100	110
Expedia Group Inc.	5.000%	2/15/26	150	171
Expedia Group Inc.	4.625%	8/1/27	150	169
Expedia Group Inc.	3.250%	2/15/30	250	261
Expedia Group Inc.	2.950%	3/15/31	300	305
Fox Corp.	4.030%	1/25/24	250	271
Fox Corp.	3.050%	4/7/25	100	107
Fox Corp.	4.709%	1/25/29	375	441
Fox Corp.	3.500%	4/8/30	150	165
Fox Corp.	5.476%	1/25/39	250	323
Fox Corp.	5.576%	1/25/49	425	574
Grupo Televisa SAB	6.625%	3/18/25	100	119
Grupo Televisa SAB	4.625%	1/30/26	100	111
Grupo Televisa SAB	6.625%	1/15/40	125	173
Grupo Televisa SAB	5.000%	5/13/45	425	507
Grupo Televisa SAB	5.250%	5/24/49	200	251
Interpublic Group of Cos. Inc.	4.200%	4/15/24	210	229
Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	117
Interpublic Group of Cos. Inc.	4.750%	3/30/30	100	118
Interpublic Group of Cos. Inc.	5.400%	10/1/48	175	234
Koninklijke KPN NV	8.375%	10/1/30	125	177
NBCUniversal Media LLC	6.400%	4/30/40	150	224
NBCUniversal Media LLC	5.950%	4/1/41	225	325
NBCUniversal Media LLC	4.450%	1/15/43	225	276
Omnicom Group Inc.	3.650%	11/1/24	150	163
Omnicom Group Inc.	3.600%	4/15/26	250	276
Omnicom Group Inc.	2.450%	4/30/30	150	152
Omnicom Group Inc.	4.200%	6/1/30	100	115
Omnicom Group Inc.	2.600%	8/1/31	200	203
Orange SA	9.000%	3/1/31	550	866
Orange SA	5.375%	1/13/42	325	439
Orange SA	5.500%	2/6/44	200	278
Rogers Communications Inc.	3.000%	3/15/23	205	212
Rogers Communications Inc.	4.100%	10/1/23	175	187
Rogers Communications Inc.	3.625%	12/15/25	125	138
Rogers Communications Inc.	2.900%	11/15/26	100	107
Rogers Communications Inc.	4.500%	3/15/43	265	309
Rogers Communications Inc.	5.000%	3/15/44	190	238
Rogers Communications Inc.	4.350%	5/1/49	450	530
Rogers Communications Inc.	3.700%	11/15/49	150	160
Telefonica Emisiones SA	4.103%	3/8/27	250	281
Telefonica Emisiones SA	7.045%	6/20/36	475	684
Telefonica Emisiones SA	4.665%	3/6/38	200	235
Telefonica Emisiones SA	5.213%	3/8/47	550	689
Telefonica Emisiones SA	4.895%	3/6/48	250	299
Telefonica Emisiones SA	5.520%	3/1/49	335	435
Telefonica Europe BV	8.250%	9/15/30	250	366
TELUS Corp.	2.800%	2/16/27	100	107
TELUS Corp.	4.300%	6/15/49	200	241
Tencent Music Entertainment Group	2.000%	9/3/30	200	193
Time Warner Cable LLC	6.550%	5/1/37	200	272
Time Warner Cable LLC	7.300%	7/1/38	50	73
Time Warner Cable LLC	6.750%	6/15/39	400	560
Time Warner Cable LLC	5.875%	11/15/40	425	548
Time Warner Cable LLC	5.500%	9/1/41	250	311
Time Warner Cable LLC	4.500%	9/15/42	250	279
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Time Warner Entertainment Co. LP	8.375%	3/15/23	200	226
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	304
T-Mobile USA Inc.	3.500%	4/15/25	600	651
T-Mobile USA Inc.	1.500%	2/15/26	200	201
T-Mobile USA Inc.	3.750%	4/15/27	800	884
T-Mobile USA Inc.	2.050%	2/15/28	250	253
T-Mobile USA Inc.	3.875%	4/15/30	1,520	1,697
T-Mobile USA Inc.	2.550%	2/15/31	900	910
T-Mobile USA Inc.	2.250%	11/15/31	500	492
T-Mobile USA Inc.	4.375%	4/15/40	400	469
T-Mobile USA Inc.	3.000%	2/15/41	155	153
T-Mobile USA Inc.	4.500%	4/15/50	600	714
T-Mobile USA Inc.	3.300%	2/15/51	1,000	996
TWDC Enterprises 18 Corp.	3.000%	2/13/26	300	326
TWDC Enterprises 18 Corp.	1.850%	7/30/26	1,070	1,102
TWDC Enterprises 18 Corp.	4.375%	8/16/41	75	92
TWDC Enterprises 18 Corp.	4.125%	12/1/41	205	245
TWDC Enterprises 18 Corp.	3.700%	12/1/42	125	142
TWDC Enterprises 18 Corp.	3.000%	7/30/46	300	308
Verisign Inc.	2.700%	6/15/31	200	203
Verizon Communications Inc.	3.500%	11/1/24	400	433
Verizon Communications Inc.	3.376%	2/15/25	534	580
Verizon Communications Inc.	0.850%	11/20/25	500	494
Verizon Communications Inc.	1.450%	3/20/26	500	505
Verizon Communications Inc.	2.625%	8/15/26	475	505
Verizon Communications Inc.	4.125%	3/16/27	700	797
Verizon Communications Inc.	3.000%	3/22/27	150	161
Verizon Communications Inc.	2.100%	3/22/28	600	613
Verizon Communications Inc.	4.329%	9/21/28	1,229	1,428
Verizon Communications Inc.	4.016%	12/3/29	927	1,063
Verizon Communications Inc.	3.150%	3/22/30	310	334
Verizon Communications Inc.	1.680%	10/30/30	527	503
Verizon Communications Inc.	1.750%	1/20/31	500	479
Verizon Communications Inc.	2.550%	3/21/31	800	819
Verizon Communications Inc.	4.500%	8/10/33	575	688
Verizon Communications Inc.	4.400%	11/1/34	725	865
Verizon Communications Inc.	4.272%	1/15/36	513	612
Verizon Communications Inc.	5.250%	3/16/37	300	396
Verizon Communications Inc.	4.812%	3/15/39	350	444
Verizon Communications Inc.	2.650%	11/20/40	500	482
Verizon Communications Inc.	3.400%	3/22/41	500	530
Verizon Communications Inc.	4.125%	8/15/46	250	294
Verizon Communications Inc.	4.862%	8/21/46	1,279	1,652
Verizon Communications Inc.	4.522%	9/15/48	747	922

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	5.012%	4/15/49	219	290
Verizon Communications Inc.	4.000%	3/22/50	250	288
Verizon Communications Inc.	2.875%	11/20/50	500	477
Verizon Communications Inc.	3.550%	3/22/51	900	962
Verizon Communications Inc.	4.672%	3/15/55	600	775
Verizon Communications Inc.	2.987%	10/30/56	900	846
Verizon Communications Inc.	3.000%	11/20/60	500	469
Verizon Communications Inc.	3.700%	3/22/61	700	751
ViacomCBS Inc.	3.500%	1/15/25	150	161
ViacomCBS Inc.	4.750%	5/15/25	300	339
ViacomCBS Inc.	4.000%	1/15/26	400	445
ViacomCBS Inc.	2.900%	1/15/27	279	297
ViacomCBS Inc.	3.375%	2/15/28	100	109
ViacomCBS Inc.	3.700%	6/1/28	100	111
ViacomCBS Inc.	4.950%	1/15/31	250	302
ViacomCBS Inc.	4.200%	5/19/32	200	231
ViacomCBS Inc.	5.500%	5/15/33	75	95
ViacomCBS Inc.	6.875%	4/30/36	240	345
ViacomCBS Inc.	5.900%	10/15/40	225	300
ViacomCBS Inc.	4.850%	7/1/42	225	276
ViacomCBS Inc.	4.375%	3/15/43	406	469
ViacomCBS Inc.	5.850%	9/1/43	225	308
ViacomCBS Inc.	4.900%	8/15/44	100	122
ViacomCBS Inc.	4.950%	5/19/50	250	316
Vodafone Group plc	3.750%	1/16/24	325	352
Vodafone Group plc	4.125%	5/30/25	500	558
Vodafone Group plc	4.375%	5/30/28	650	756
Vodafone Group plc	7.875%	2/15/30	150	215
Vodafone Group plc	6.250%	11/30/32	100	135
Vodafone Group plc	6.150%	2/27/37	200	277
Vodafone Group plc	5.000%	5/30/38	325	409
Vodafone Group plc	4.375%	2/19/43	275	321
Vodafone Group plc	5.250%	5/30/48	700	918
Vodafone Group plc	4.875%	6/19/49	350	441
Vodafone Group plc	4.250%	9/17/50	300	349
Vodafone Group plc	5.125%	6/19/59	100	130
Walt Disney Co.	1.650%	9/1/22	100	102
Walt Disney Co.	3.000%	9/15/22	275	284
Walt Disney Co.	3.350%	3/24/25	345	375
Walt Disney Co.	3.700%	10/15/25	125	138
Walt Disney Co.	1.750%	1/13/26	500	514
Walt Disney Co.	2.200%	1/13/28	200	207
Walt Disney Co.	2.000%	9/1/29	400	404
Walt Disney Co.	3.800%	3/22/30	240	274
Walt Disney Co.	2.650%	1/13/31	700	735
Walt Disney Co.	6.200%	12/15/34	400	564
Walt Disney Co.	6.400%	12/15/35	365	535
Walt Disney Co.	6.650%	11/15/37	200	302
Walt Disney Co.	4.625%	3/23/40	75	95
Walt Disney Co.	3.500%	5/13/40	400	446
Walt Disney Co.	5.400%	10/1/43	100	140
Walt Disney Co.	4.750%	9/15/44	175	228
Walt Disney Co.	2.750%	9/1/49	275	271
Walt Disney Co.	4.700%	3/23/50	395	527
Walt Disney Co.	3.600%	1/13/51	600	680
Walt Disney Co.	3.800%	5/13/60	300	353
Weibo Corp.	3.500%	7/5/24	200	211
Weibo Corp.	3.375%	7/8/30	200	206
WPP Finance 2010	3.625%	9/7/22	200	207
WPP Finance 2010	3.750%	9/19/24	200	218
				127,179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Discretionary (1.8%)
	Advance Auto Parts Inc.	3.900%	4/15/30	250	280
	Alibaba Group Holding Ltd.	2.800%	6/6/23	200	208
	Alibaba Group Holding Ltd.	3.600%	11/28/24	400	435
	Alibaba Group Holding Ltd.	3.400%	12/6/27	400	437
	Alibaba Group Holding Ltd.	2.125%	2/9/31	300	295
	Alibaba Group Holding Ltd.	4.500%	11/28/34	280	327
	Alibaba Group Holding Ltd.	4.000%	12/6/37	200	224
	Alibaba Group Holding Ltd.	4.200%	12/6/47	425	490
	Alibaba Group Holding Ltd.	3.150%	2/9/51	200	197
	Alibaba Group Holding Ltd.	4.400%	12/6/57	100	120
	Alibaba Group Holding Ltd.	3.250%	2/9/61	500	484
	Amazon.com Inc.	2.500%	11/29/22	150	154
	Amazon.com Inc.	2.400%	2/22/23	450	465
	Amazon.com Inc.	0.400%	6/3/23	200	200
	Amazon.com Inc.	0.450%	5/12/24	500	499
	Amazon.com Inc.	2.800%	8/22/24	250	266
	Amazon.com Inc.	3.800%	12/5/24	120	132
	Amazon.com Inc.	0.800%	6/3/25	285	286
	Amazon.com Inc.	5.200%	12/3/25	225	264
	Amazon.com Inc.	1.000%	5/12/26	600	600
	Amazon.com Inc.	1.200%	6/3/27	285	284
	Amazon.com Inc.	3.150%	8/22/27	725	801
	Amazon.com Inc.	1.650%	5/12/28	500	504
	Amazon.com Inc.	1.500%	6/3/30	505	495
	Amazon.com Inc.	2.100%	5/12/31	400	407
	Amazon.com Inc.	4.800%	12/5/34	225	290
	Amazon.com Inc.	3.875%	8/22/37	600	714
	Amazon.com Inc.	2.875%	5/12/41	500	516
	Amazon.com Inc.	4.950%	12/5/44	350	475
	Amazon.com Inc.	4.050%	8/22/47	600	732
	Amazon.com Inc.	2.500%	6/3/50	590	557
	Amazon.com Inc.	3.100%	5/12/51	700	736
	Amazon.com Inc.	4.250%	8/22/57	500	640
	Amazon.com Inc.	2.700%	6/3/60	400	381
	Amazon.com Inc.	3.250%	5/12/61	200	212
	American Honda Finance Corp.	0.400%	10/21/22	500	501
	American Honda Finance Corp.	1.950%	5/10/23	200	206
	American Honda Finance Corp.	0.875%	7/7/23	200	202
	American Honda Finance Corp.	3.450%	7/14/23	125	133
	American Honda Finance Corp.	3.625%	10/10/23	100	107
	American Honda Finance Corp.	2.900%	2/16/24	150	159
	American Honda Finance Corp.	0.550%	7/12/24	500	498
	American Honda Finance Corp.	2.150%	9/10/24	125	131
	American Honda Finance Corp.	1.200%	7/8/25	200	202
	American Honda Finance Corp.	2.350%	1/8/27	100	106
	American Honda Finance Corp.	2.000%	3/24/28	100	103
	American Honda Finance Corp.	1.800%	1/13/31	300	296
[2]	American University	3.672%	4/1/49	110	126
	Aptiv Corp.	4.150%	3/15/24	125	136
	Aptiv plc	4.250%	1/15/26	150	169
	Aptiv plc	4.350%	3/15/29	50	58

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv plc	4.400%	10/1/46	50	58
	Aptiv plc	5.400%	3/15/49	50	68
	AutoNation Inc.	3.500%	11/15/24	205	221
	AutoNation Inc.	4.500%	10/1/25	150	167
	AutoNation Inc.	3.800%	11/15/27	75	82
	AutoZone Inc.	3.125%	7/15/23	125	131
	AutoZone Inc.	3.125%	4/18/24	130	138
	AutoZone Inc.	3.250%	4/15/25	132	142
	AutoZone Inc.	3.625%	4/15/25	153	167
	AutoZone Inc.	3.125%	4/21/26	100	109
	AutoZone Inc.	3.750%	6/1/27	100	112
	AutoZone Inc.	3.750%	4/18/29	100	112
	AutoZone Inc.	4.000%	4/15/30	250	284
	AutoZone Inc.	1.650%	1/15/31	200	190
	Best Buy Co. Inc.	4.450%	10/1/28	200	232
	BorgWarner Inc.	3.375%	3/15/25	75	81
	BorgWarner Inc.	2.650%	7/1/27	200	212
	BorgWarner Inc.	4.375%	3/15/45	100	116
[2]	Boston University	4.061%	10/1/48	50	61
	California Endowment	2.498%	4/1/51	50	48
	California Institute of Technology	4.321%	8/1/45	70	89
	California Institute of Technology	4.700%	11/1/11	50	71
	California Institute of Technology	3.650%	9/1/19	100	113
	Cleveland Clinic Foundation	4.858%	1/1/14	100	141
	Daimler Finance North America LLC	8.500%	1/18/31	250	379
	Darden Restaurants Inc.	3.850%	5/1/27	200	222
	Darden Restaurants Inc.	4.550%	2/15/48	50	59
	DR Horton Inc.	4.375%	9/15/22	100	104
	DR Horton Inc.	4.750%	2/15/23	225	238
	DR Horton Inc.	5.750%	8/15/23	75	82
	DR Horton Inc.	2.500%	10/15/24	100	105
[2]	Duke University	2.682%	10/1/44	100	102
[2]	Duke University	2.832%	10/1/55	125	130
	eBay Inc.	2.750%	1/30/23	175	181
	eBay Inc.	3.450%	8/1/24	125	134
	eBay Inc.	1.900%	3/11/25	180	186
	eBay Inc.	1.400%	5/10/26	200	201
	eBay Inc.	3.600%	6/5/27	300	333
	eBay Inc.	2.700%	3/11/30	200	208
	eBay Inc.	2.600%	5/10/31	200	204
	eBay Inc.	4.000%	7/15/42	200	224
	eBay Inc.	3.650%	5/10/51	200	212
	Emory University	2.143%	9/1/30	150	153
	Emory University	2.969%	9/1/50	50	52
	Ford Foundation	2.415%	6/1/50	60	58
	Ford Foundation	2.815%	6/1/70	150	151
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	100	107
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	233	257
	Fortune Brands Home & Security Inc.	3.250%	9/15/29	50	54
	General Motors Co.	4.875%	10/2/23	625	680
	General Motors Co.	5.400%	10/2/23	250	275
	General Motors Co.	6.125%	10/1/25	600	710
	General Motors Co.	6.800%	10/1/27	100	126
	General Motors Co.	5.000%	4/1/35	165	199
	General Motors Co.	6.600%	4/1/36	250	342
	General Motors Co.	5.150%	4/1/38	225	274
	General Motors Co.	6.250%	10/2/43	210	290
	General Motors Co.	5.200%	4/1/45	230	285
	General Motors Co.	5.400%	4/1/48	200	255
	General Motors Co.	5.950%	4/1/49	175	238
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	102
	General Motors Financial Co. Inc.	3.550%	7/8/22	200	206
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.250%	1/5/23	275	285
	General Motors Financial Co. Inc.	5.200%	3/20/23	300	323
	General Motors Financial Co. Inc.	3.700%	5/9/23	200	210
	General Motors Financial Co. Inc.	4.150%	6/19/23	200	212
	General Motors Financial Co. Inc.	1.700%	8/18/23	500	510
	General Motors Financial Co. Inc.	1.050%	3/8/24	200	201
	General Motors Financial Co. Inc.	3.950%	4/13/24	400	431
	General Motors Financial Co. Inc.	3.500%	11/7/24	200	215
	General Motors Financial Co. Inc.	2.900%	2/26/25	958	1,014
	General Motors Financial Co. Inc.	4.350%	4/9/25	325	359
	General Motors Financial Co. Inc.	2.750%	6/20/25	150	158
	General Motors Financial Co. Inc.	5.250%	3/1/26	150	173
	General Motors Financial Co. Inc.	1.500%	6/10/26	200	199
	General Motors Financial Co. Inc.	4.350%	1/17/27	325	366
	General Motors Financial Co. Inc.	2.700%	8/20/27	500	520
	General Motors Financial Co. Inc.	2.400%	4/10/28	200	203
	General Motors Financial Co. Inc.	3.600%	6/21/30	700	759
	General Motors Financial Co. Inc.	2.350%	1/8/31	500	493
	General Motors Financial Co. Inc.	2.700%	6/10/31	200	201
	George Washington University	4.126%	9/15/48	300	372
	Georgetown University	4.315%	4/1/49	68	85
	Georgetown University	2.943%	4/1/50	100	102
	Georgetown University	5.215%	10/1/18	59	89
	Harley-Davidson Inc.	3.500%	7/28/25	100	108
	Harley-Davidson Inc.	4.625%	7/28/45	125	138
	Hasbro Inc.	3.900%	11/19/29	350	389
	Hasbro Inc.	6.350%	3/15/40	125	174
	Hasbro Inc.	5.100%	5/15/44	50	61
	Home Depot Inc.	3.750%	2/15/24	200	216
	Home Depot Inc.	3.000%	4/1/26	275	299
	Home Depot Inc.	2.500%	4/15/27	395	421
	Home Depot Inc.	2.800%	9/14/27	200	217
	Home Depot Inc.	2.950%	6/15/29	600	656
	Home Depot Inc.	2.700%	4/15/30	445	476
	Home Depot Inc.	1.375%	3/15/31	500	479
	Home Depot Inc.	5.875%	12/16/36	825	1,179
	Home Depot Inc.	3.300%	4/15/40	295	323
	Home Depot Inc.	5.950%	4/1/41	175	256
	Home Depot Inc.	4.200%	4/1/43	200	245
	Home Depot Inc.	4.875%	2/15/44	300	400
	Home Depot Inc.	4.400%	3/15/45	100	127
	Home Depot Inc.	4.250%	4/1/46	330	411
	Home Depot Inc.	3.900%	6/15/47	250	297
	Home Depot Inc.	4.500%	12/6/48	225	292
	Home Depot Inc.	3.125%	12/15/49	525	556
	Home Depot Inc.	3.350%	4/15/50	375	415
	Home Depot Inc.	2.375%	3/15/51	400	370
	Hyatt Hotels Corp.	3.375%	7/15/23	100	104
	Hyatt Hotels Corp.	4.850%	3/15/26	200	224
	Hyatt Hotels Corp.	4.375%	9/15/28	75	83
	Hyatt Hotels Corp.	5.750%	4/23/30	200	243
	JD.com Inc.	3.375%	1/14/30	200	214
[2]	Johns Hopkins University	4.083%	7/1/53	75	97
	Kohl's Corp.	5.550%	7/17/45	100	120

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Sands Corp.	3.200%	8/8/24	365	383
	Las Vegas Sands Corp.	2.900%	6/25/25	200	208
	Las Vegas Sands Corp.	3.500%	8/18/26	145	154
	Las Vegas Sands Corp.	3.900%	8/8/29	65	69
	Lear Corp.	3.800%	9/15/27	100	110
	Lear Corp.	4.250%	5/15/29	150	169
	Lear Corp.	3.500%	5/30/30	100	108
	Lear Corp.	5.250%	5/15/49	125	158
	Leggett & Platt Inc.	3.800%	11/15/24	100	108
	Leggett & Platt Inc.	3.500%	11/15/27	125	136
	Leggett & Platt Inc.	4.400%	3/15/29	75	86
	Leland Stanford Junior University	3.647%	5/1/48	200	242
	Lennar Corp.	4.750%	11/15/22	200	209
	Lennar Corp.	4.500%	4/30/24	300	328
	Lennar Corp.	5.250%	6/1/26	200	231
	Lennar Corp.	4.750%	11/29/27	200	231
	Lowe's Cos. Inc.	3.875%	9/15/23	275	294
	Lowe's Cos. Inc.	3.125%	9/15/24	100	107
	Lowe's Cos. Inc.	3.375%	9/15/25	200	219
	Lowe's Cos. Inc.	2.500%	4/15/26	250	265
	Lowe's Cos. Inc.	3.100%	5/3/27	350	382
	Lowe's Cos. Inc.	1.300%	4/15/28	260	254
	Lowe's Cos. Inc.	6.500%	3/15/29	67	87
	Lowe's Cos. Inc.	3.650%	4/5/29	300	336
	Lowe's Cos. Inc.	4.500%	4/15/30	250	296
	Lowe's Cos. Inc.	1.700%	10/15/30	300	288
	Lowe's Cos. Inc.	2.625%	4/1/31	500	518
	Lowe's Cos. Inc.	4.250%	9/15/44	28	32
	Lowe's Cos. Inc.	3.700%	4/15/46	250	275
	Lowe's Cos. Inc.	4.050%	5/3/47	300	346
	Lowe's Cos. Inc.	3.000%	10/15/50	500	493
	Magna International Inc.	3.625%	6/15/24	170	183
	Magna International Inc.	4.150%	10/1/25	100	112
	Magna International Inc.	2.450%	6/15/30	100	102
	Marriott International Inc.	2.125%	10/3/22	200	203
	Marriott International Inc.	3.750%	3/15/25	175	188
	Marriott International Inc.	3.750%	10/1/25	65	70
	Marriott International Inc.	3.125%	6/15/26	1,083	1,153
	Marriott International Inc.	4.000%	4/15/28	50	55
	Marriott International Inc.	4.625%	6/15/30	200	230
	Marriott International Inc.	2.850%	4/15/31	300	305
	Masco Corp.	3.500%	11/15/27	100	110
	Masco Corp.	1.500%	2/15/28	200	195
	Masco Corp.	7.750%	8/1/29	24	33
	Masco Corp.	2.000%	10/1/30	500	488
	Masco Corp.	4.500%	5/15/47	100	121
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	125	150
	Massachusetts Institute of Technology	2.989%	7/1/50	85	94
	Massachusetts Institute of Technology	5.600%	7/1/11	130	221
	Massachusetts Institute of Technology	4.678%	7/1/14	275	402
	Massachusetts Institute of Technology	3.885%	7/1/16	100	123
	McDonald's Corp.	3.350%	4/1/23	200	210
	McDonald's Corp.	3.300%	7/1/25	497	540
	McDonald's Corp.	3.700%	1/30/26	300	333
	McDonald's Corp.	3.500%	3/1/27	200	221
	McDonald's Corp.	3.500%	7/1/27	315	349
	McDonald's Corp.	3.800%	4/1/28	350	396
	McDonald's Corp.	2.625%	9/1/29	200	211
	McDonald's Corp.	2.125%	3/1/30	200	202
	McDonald's Corp.	3.600%	7/1/30	200	225
	McDonald's Corp.	4.700%	12/9/35	200	248
	McDonald's Corp.	6.300%	10/15/37	150	216
	McDonald's Corp.	6.300%	3/1/38	100	144
	McDonald's Corp.	5.700%	2/1/39	100	137
	McDonald's Corp.	3.700%	2/15/42	25	28
	McDonald's Corp.	3.625%	5/1/43	100	111
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	4.600%	5/26/45	210	262
	McDonald's Corp.	4.875%	12/9/45	300	386
	McDonald's Corp.	4.450%	3/1/47	250	306
	McDonald's Corp.	4.450%	9/1/48	150	187
	McDonald's Corp.	3.625%	9/1/49	350	388
	McDonald's Corp.	4.200%	4/1/50	200	241
	Mohawk Industries Inc.	3.850%	2/1/23	100	104
	Mohawk Industries Inc.	3.625%	5/15/30	125	137
	NIKE Inc.	2.400%	3/27/25	225	238
	NIKE Inc.	2.375%	11/1/26	200	213
	NIKE Inc.	2.750%	3/27/27	200	216
	NIKE Inc.	2.850%	3/27/30	200	217
	NIKE Inc.	3.250%	3/27/40	200	219
	NIKE Inc.	3.625%	5/1/43	125	145
	NIKE Inc.	3.875%	11/1/45	225	270
	NIKE Inc.	3.375%	11/1/46	100	112
	NIKE Inc.	3.375%	3/27/50	300	339
[5]	Nordstrom Inc.	4.250%	8/1/31	200	209
	Nordstrom Inc.	5.000%	1/15/44	200	200
[2]	Northwestern University	4.643%	12/1/44	75	99
[2]	Northwestern University	2.640%	12/1/50	50	50
[2]	Northwestern University	3.662%	12/1/57	75	91
	NVR Inc.	3.950%	9/15/22	100	103
	NVR Inc.	3.000%	5/15/30	200	212
	O'Reilly Automotive Inc.	3.800%	9/1/22	100	103
	O'Reilly Automotive Inc.	3.850%	6/15/23	75	79
	O'Reilly Automotive Inc.	3.600%	9/1/27	325	364
	O'Reilly Automotive Inc.	1.750%	3/15/31	500	481
	President and Fellows of Harvard College	4.875%	10/15/40	225	309
	President and Fellows of Harvard College	3.150%	7/15/46	100	112
	PulteGroup Inc.	5.500%	3/1/26	200	234
	Pultegroup, Inc.	6.375%	5/15/33	300	397
	Ralph Lauren Corp.	3.750%	9/15/25	50	55
	Ralph Lauren Corp.	2.950%	6/15/30	200	213
	Rockefeller Foundation	2.492%	10/1/50	250	243
	Ross Stores Inc.	4.600%	4/15/25	200	226
	Ross Stores Inc.	1.875%	4/15/31	200	194
	Sands China Ltd.	4.600%	8/8/23	400	425
	Sands China Ltd.	5.125%	8/8/25	400	448
	Sands China Ltd.	3.800%	1/8/26	200	213
	Sands China Ltd.	5.400%	8/8/28	300	349
	Sands China Ltd.	4.375%	6/18/30	200	217
	Starbucks Corp.	3.100%	3/1/23	375	391
	Starbucks Corp.	3.850%	10/1/23	100	107
	Starbucks Corp.	2.450%	6/15/26	200	211
	Starbucks Corp.	3.500%	3/1/28	100	112
	Starbucks Corp.	4.000%	11/15/28	200	230
	Starbucks Corp.	3.550%	8/15/29	200	224
	Starbucks Corp.	2.250%	3/12/30	450	456
	Starbucks Corp.	2.550%	11/15/30	300	311
	Starbucks Corp.	4.300%	6/15/45	50	59
	Starbucks Corp.	3.750%	12/1/47	125	139
	Starbucks Corp.	4.500%	11/15/48	200	249
	Starbucks Corp.	3.350%	3/12/50	100	104
	Starbucks Corp.	3.500%	11/15/50	300	322
	Steelcase Inc.	5.125%	1/18/29	125	145
	Stellantis NV	5.250%	4/15/23	300	323
	Tapestry Inc.	3.000%	7/15/22	125	127
	Tapestry Inc.	4.250%	4/1/25	97	106
	Tapestry Inc.	4.125%	7/15/27	100	109
	TJX Cos. Inc.	2.500%	5/15/23	100	103
	TJX Cos. Inc.	2.250%	9/15/26	350	368
	TJX Cos. Inc.	1.600%	5/15/31	200	193
	Toyota Motor Corp.	3.419%	7/20/23	150	159
	Toyota Motor Corp.	2.358%	7/2/24	100	105
	Toyota Motor Corp.	1.339%	3/25/26	500	506
	Toyota Motor Corp.	2.760%	7/2/29	100	108
	Toyota Motor Credit Corp.	2.150%	9/8/22	200	204
	Toyota Motor Credit Corp.	2.625%	1/10/23	100	103

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	0.400%	4/6/23	200	200
	Toyota Motor Credit Corp.	0.500%	8/14/23	500	501
	Toyota Motor Credit Corp.	1.350%	8/25/23	200	204
	Toyota Motor Credit Corp.	2.250%	10/18/23	300	312
	Toyota Motor Credit Corp.	2.900%	4/17/24	125	133
	Toyota Motor Credit Corp.	0.500%	6/18/24	200	199
	Toyota Motor Credit Corp.	1.800%	2/13/25	250	258
	Toyota Motor Credit Corp.	3.400%	4/14/25	125	136
	Toyota Motor Credit Corp.	1.125%	6/18/26	200	199
	Toyota Motor Credit Corp.	3.200%	1/11/27	200	220
	Toyota Motor Credit Corp.	1.150%	8/13/27	500	492
	Toyota Motor Credit Corp.	3.050%	1/11/28	100	110
	Toyota Motor Credit Corp.	1.900%	4/6/28	200	204
	Toyota Motor Credit Corp.	3.650%	1/8/29	100	114
	Toyota Motor Credit Corp.	2.150%	2/13/30	150	154
	Toyota Motor Credit Corp.	3.375%	4/1/30	400	449
	Tractor Supply Co.	1.750%	11/1/30	200	191
	Trustees of Boston College	3.129%	7/1/52	100	106
	Trustees of Princeton University	5.700%	3/1/39	150	218
	Trustees of Princeton University	2.516%	7/1/50	150	148
	Trustees of the University of Pennsylvania	2.396%	10/1/50	200	194
[2]	University of Chicago	2.547%	4/1/50	500	479
	University of Chicago	3.000%	10/1/52	50	53
[2]	University of Chicago	4.003%	10/1/53	100	122
[2]	University of Notre Dame du Lac	3.438%	2/15/45	100	118
	University of Notre Dame du Lac	3.394%	2/15/48	125	146
	University of Pennsylvania	4.674%	9/1/12	50	69
[2]	University of Southern California	3.028%	10/1/39	100	107
[2]	University of Southern California	3.841%	10/1/47	200	243
	University of Southern California	2.945%	10/1/51	200	209
	University of Southern California	5.250%	10/1/11	100	153
	VF Corp.	2.400%	4/23/25	200	210
	VF Corp.	2.950%	4/23/30	200	212
	Whirlpool Corp.	4.700%	6/1/22	100	104
	Whirlpool Corp.	4.000%	3/1/24	50	54
	Whirlpool Corp.	3.700%	5/1/25	75	82
	Whirlpool Corp.	4.750%	2/26/29	150	178
	Whirlpool Corp.	4.500%	6/1/46	100	120
	Whirlpool Corp.	4.600%	5/15/50	75	93
[2]	William Marsh Rice University	3.574%	5/15/45	150	174
	Yale University	0.873%	4/15/25	100	101
	Yale University	1.482%	4/15/30	100	99
	Yale University	2.402%	4/15/50	100	97
					83,949
Consumer Staples (2.0%)
	Ahold Finance USA LLC	6.875%	5/1/29	100	135
	Altria Group Inc.	2.850%	8/9/22	375	385
	Altria Group Inc.	4.000%	1/31/24	250	271
	Altria Group Inc.	2.350%	5/6/25	150	157
	Altria Group Inc.	4.400%	2/14/26	997	1,128
	Altria Group Inc.	2.625%	9/16/26	75	79
	Altria Group Inc.	4.800%	2/14/29	575	667
	Altria Group Inc.	5.800%	2/14/39	120	148
	Altria Group Inc.	3.400%	2/4/41	500	476
	Altria Group Inc.	4.250%	8/9/42	275	287
	Altria Group Inc.	4.500%	5/2/43	125	135
	Altria Group Inc.	5.375%	1/31/44	350	416
	Altria Group Inc.	3.875%	9/16/46	425	421
	Altria Group Inc.	5.950%	2/14/49	500	640
	Altria Group Inc.	3.700%	2/4/51	500	474
	Altria Group Inc.	6.200%	2/14/59	70	91
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	1,045	1,155
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	1,195	1,466
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	2,310	2,922
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	100	122
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	336
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	243
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	475	593
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	500	569
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	1,265	1,507
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	275	328
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	249
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	125	165
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	325	410
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	354
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	700	856
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	601	719
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	600	825
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	500	610
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	350	438
Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	155	224
Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	375	461
Archer-Daniels-Midland Co.	2.750%	3/27/25	100	107
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	213
Archer-Daniels-Midland Co.	3.250%	3/27/30	200	221
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	109
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	130
Archer-Daniels-Midland Co.	3.750%	9/15/47	50	59
Archer-Daniels-Midland Co.	4.500%	3/15/49	125	167
BAT Capital Corp.	2.764%	8/15/22	325	333
BAT Capital Corp.	3.222%	8/15/24	650	690
BAT Capital Corp.	3.215%	9/6/26	200	212
BAT Capital Corp.	3.557%	8/15/27	675	722
BAT Capital Corp.	2.259%	3/25/28	500	497
BAT Capital Corp.	2.726%	3/25/31	500	492
BAT Capital Corp.	4.390%	8/15/37	525	566
BAT Capital Corp.	4.540%	8/15/47	575	606
BAT Capital Corp.	4.758%	9/6/49	250	271
BAT Capital Corp.	3.984%	9/25/50	500	488
BAT International Finance plc	1.668%	3/25/26	500	501
Brown-Forman Corp.	3.500%	4/15/25	81	88
Brown-Forman Corp.	4.500%	7/15/45	100	129
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	257
Bunge Ltd. Finance Corp.	4.350%	3/15/24	125	136
Bunge Ltd. Finance Corp.	3.750%	9/25/27	200	221

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bunge Ltd. Finance Corp.	2.750%	5/14/31	100	101
Campbell Soup Co.	3.650%	3/15/23	65	68
Campbell Soup Co.	3.950%	3/15/25	200	220
Campbell Soup Co.	3.300%	3/19/25	125	135
Campbell Soup Co.	4.150%	3/15/28	175	199
Campbell Soup Co.	2.375%	4/24/30	150	151
Campbell Soup Co.	4.800%	3/15/48	135	166
Campbell Soup Co.	3.125%	4/24/50	100	97
Church & Dwight Co. Inc.	2.450%	8/1/22	25	26
Church & Dwight Co. Inc.	3.150%	8/1/27	100	109
Church & Dwight Co. Inc.	3.950%	8/1/47	75	88
Clorox Co.	3.050%	9/15/22	100	103
Clorox Co.	3.500%	12/15/24	175	190
Clorox Co.	3.100%	10/1/27	50	54
Clorox Co.	3.900%	5/15/28	50	57
Clorox Co.	1.800%	5/15/30	50	49
Coca-Cola Co.	1.750%	9/6/24	100	104
Coca-Cola Co.	3.375%	3/25/27	200	223
Coca-Cola Co.	2.900%	5/25/27	50	55
Coca-Cola Co.	1.000%	3/15/28	500	485
Coca-Cola Co.	2.125%	9/6/29	125	129
Coca-Cola Co.	3.450%	3/25/30	250	282
Coca-Cola Co.	1.375%	3/15/31	500	478
Coca-Cola Co.	4.125%	3/25/40	100	120
Coca-Cola Co.	2.500%	6/1/40	200	198
Coca-Cola Co.	2.875%	5/5/41	500	518
Coca-Cola Co.	4.200%	3/25/50	175	220
Coca-Cola Co.	2.600%	6/1/50	300	289
Coca-Cola Co.	2.750%	6/1/60	325	319
Coca-Cola Consolidated Inc.	3.800%	11/25/25	125	138
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	200	209
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	150	201
Colgate-Palmolive Co.	2.250%	11/15/22	75	77
Colgate-Palmolive Co.	2.100%	5/1/23	280	289
Colgate-Palmolive Co.	3.250%	3/15/24	100	107
Colgate-Palmolive Co.	4.000%	8/15/45	150	189
Colgate-Palmolive Co.	3.700%	8/1/47	100	121
Conagra Brands Inc.	3.250%	9/15/22	75	77
Conagra Brands Inc.	3.200%	1/25/23	79	82
Conagra Brands Inc.	4.300%	5/1/24	200	219
Conagra Brands Inc.	4.600%	11/1/25	150	170
Conagra Brands Inc.	1.375%	11/1/27	200	195
Conagra Brands Inc.	7.000%	10/1/28	75	100
Conagra Brands Inc.	4.850%	11/1/28	250	298
Conagra Brands Inc.	8.250%	9/15/30	50	74
Conagra Brands Inc.	5.300%	11/1/38	200	254
Conagra Brands Inc.	5.400%	11/1/48	200	267
Constellation Brands Inc.	2.650%	11/7/22	250	257
Constellation Brands Inc.	3.200%	2/15/23	250	260
Constellation Brands Inc.	4.250%	5/1/23	200	213
Constellation Brands Inc.	4.750%	11/15/24	175	197
Constellation Brands Inc.	4.400%	11/15/25	100	113
Constellation Brands Inc.	3.700%	12/6/26	100	111
Constellation Brands Inc.	3.500%	5/9/27	150	165
Constellation Brands Inc.	3.600%	2/15/28	175	194
Constellation Brands Inc.	4.650%	11/15/28	75	88
Constellation Brands Inc.	3.150%	8/1/29	225	242
Constellation Brands Inc.	2.875%	5/1/30	356	374
Constellation Brands Inc.	4.100%	2/15/48	100	115
Constellation Brands Inc.	5.250%	11/15/48	225	300
Constellation Brands Inc.	3.750%	5/1/50	125	138
Costco Wholesale Corp.	2.750%	5/18/24	275	292
Costco Wholesale Corp.	3.000%	5/18/27	100	110
Costco Wholesale Corp.	1.375%	6/20/27	250	252
Costco Wholesale Corp.	1.600%	4/20/30	400	394
Costco Wholesale Corp.	1.750%	4/20/32	200	197
Delhaize America LLC	9.000%	4/15/31	100	154
Diageo Capital plc	2.625%	4/29/23	500	518
Diageo Capital plc	2.125%	10/24/24	200	209
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Capital plc	1.375%	9/29/25	200	203
	Diageo Capital plc	2.375%	10/24/29	200	207
	Diageo Capital plc	2.000%	4/29/30	200	200
	Diageo Capital plc	2.125%	4/29/32	200	201
	Diageo Capital plc	5.875%	9/30/36	50	71
	Diageo Capital plc	3.875%	4/29/43	100	118
	Diageo Investment Corp.	4.250%	5/11/42	150	184
	Dollar General Corp.	3.250%	4/15/23	150	157
	Dollar General Corp.	4.150%	11/1/25	105	118
	Dollar General Corp.	3.875%	4/15/27	150	169
	Dollar General Corp.	4.125%	5/1/28	150	172
	Dollar General Corp.	3.500%	4/3/30	100	110
	Dollar General Corp.	4.125%	4/3/50	200	234
	Dollar Tree Inc.	3.700%	5/15/23	100	106
	Dollar Tree Inc.	4.000%	5/15/25	200	221
	Dollar Tree Inc.	4.200%	5/15/28	300	342
	Estee Lauder Cos. Inc.	3.150%	3/15/27	150	165
	Estee Lauder Cos. Inc.	2.375%	12/1/29	125	131
	Estee Lauder Cos. Inc.	6.000%	5/15/37	75	108
	Estee Lauder Cos. Inc.	4.375%	6/15/45	100	126
	Estee Lauder Cos. Inc.	4.150%	3/15/47	100	125
	Estee Lauder Cos. Inc.	3.125%	12/1/49	125	136
	Flowers Foods Inc.	3.500%	10/1/26	75	82
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	119
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	600	632
	General Mills Inc.	2.600%	10/12/22	250	256
	General Mills Inc.	3.700%	10/17/23	575	615
	General Mills Inc.	3.650%	2/15/24	100	107
	General Mills Inc.	4.200%	4/17/28	225	259
	General Mills Inc.	2.875%	4/15/30	150	159
[5]	General Mills Inc.	3.000%	2/1/51	500	504
	Hershey Co.	2.625%	5/1/23	100	104
	Hershey Co.	3.375%	5/15/23	150	158
	Hershey Co.	2.050%	11/15/24	55	57
	Hershey Co.	3.200%	8/21/25	65	71
	Hershey Co.	2.300%	8/15/26	100	106
	Hershey Co.	2.450%	11/15/29	130	137
	Hershey Co.	1.700%	6/1/30	30	30
	Hershey Co.	3.125%	11/15/49	150	160
	Hershey Co.	2.650%	6/1/50	100	98
	Hormel Foods Corp.	1.800%	6/11/30	200	199
	Hormel Foods Corp.	3.050%	6/3/51	500	520
	Ingredion Inc.	3.200%	10/1/26	100	109
	Ingredion Inc.	2.900%	6/1/30	175	183
	Ingredion Inc.	3.900%	6/1/50	100	112
	JM Smucker Co.	3.500%	3/15/25	175	191
	JM Smucker Co.	3.375%	12/15/27	150	165
	JM Smucker Co.	2.375%	3/15/30	100	102
	JM Smucker Co.	4.250%	3/15/35	100	117
	JM Smucker Co.	4.375%	3/15/45	125	150
	JM Smucker Co.	3.550%	3/15/50	50	54
	Kellogg Co.	2.650%	12/1/23	126	132
	Kellogg Co.	3.250%	4/1/26	125	136
	Kellogg Co.	3.400%	11/15/27	125	138
	Kellogg Co.	4.300%	5/15/28	100	116
	Kellogg Co.	2.100%	6/1/30	100	101
	Kellogg Co.	7.450%	4/1/31	125	181
	Kellogg Co.	4.500%	4/1/46	210	261
	Keurig Dr Pepper Inc.	4.057%	5/25/23	187	199
	Keurig Dr Pepper Inc.	3.130%	12/15/23	100	106
	Keurig Dr Pepper Inc.	4.417%	5/25/25	275	309
	Keurig Dr Pepper Inc.	3.400%	11/15/25	100	109
	Keurig Dr Pepper Inc.	2.550%	9/15/26	75	80
	Keurig Dr Pepper Inc.	3.430%	6/15/27	100	110
	Keurig Dr Pepper Inc.	4.597%	5/25/28	395	464
	Keurig Dr Pepper Inc.	3.200%	5/1/30	150	163
	Keurig Dr Pepper Inc.	2.250%	3/15/31	250	252
	Keurig Dr Pepper Inc.	7.450%	5/1/38	16	25
	Keurig Dr Pepper Inc.	4.985%	5/25/38	100	127

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Keurig Dr Pepper Inc.	4.500%	11/15/45	200	244
Keurig Dr Pepper Inc.	4.420%	12/15/46	125	151
Keurig Dr Pepper Inc.	3.800%	5/1/50	150	169
Kimberly-Clark Corp.	3.050%	8/15/25	50	54
Kimberly-Clark Corp.	2.750%	2/15/26	100	109
Kimberly-Clark Corp.	1.050%	9/15/27	500	489
Kimberly-Clark Corp.	3.950%	11/1/28	50	58
Kimberly-Clark Corp.	3.200%	4/25/29	150	166
Kimberly-Clark Corp.	3.100%	3/26/30	155	171
Kimberly-Clark Corp.	6.625%	8/1/37	250	389
Kimberly-Clark Corp.	5.300%	3/1/41	25	34
Kimberly-Clark Corp.	3.200%	7/30/46	175	191
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	37	51
Kroger Co.	2.800%	8/1/22	100	102
Kroger Co.	4.000%	2/1/24	100	108
Kroger Co.	3.500%	2/1/26	160	176
Kroger Co.	2.650%	10/15/26	140	149
Kroger Co.	3.700%	8/1/27	100	111
Kroger Co.	7.700%	6/1/29	50	69
Kroger Co.	8.000%	9/15/29	125	176
Kroger Co.	2.200%	5/1/30	100	101
Kroger Co.	1.700%	1/15/31	250	240
Kroger Co.	7.500%	4/1/31	100	143
Kroger Co.	5.400%	7/15/40	50	66
Kroger Co.	5.000%	4/15/42	125	158
Kroger Co.	5.150%	8/1/43	100	129
Kroger Co.	3.875%	10/15/46	100	110
Kroger Co.	4.450%	2/1/47	225	269
Kroger Co.	4.650%	1/15/48	75	92
Kroger Co.	5.400%	1/15/49	25	34
Kroger Co.	3.950%	1/15/50	175	200
McCormick & Co. Inc.	3.900%	7/15/21	50	50
McCormick & Co. Inc.	3.150%	8/15/24	150	160
McCormick & Co. Inc.	3.400%	8/15/27	150	165
McCormick & Co. Inc.	2.500%	4/15/30	250	257
McCormick & Co. Inc.	1.850%	2/15/31	250	242
Mead Johnson Nutrition Co.	4.125%	11/15/25	355	399
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	143
Mead Johnson Nutrition Co.	4.600%	6/1/44	150	195
Molson Coors Beverage Co.	3.000%	7/15/26	375	402
Molson Coors Beverage Co.	5.000%	5/1/42	200	245
Molson Coors Beverage Co.	4.200%	7/15/46	375	417
Mondelez International Inc.	0.625%	7/1/22	200	201
Mondelez International Inc.	1.500%	5/4/25	100	102
Mondelez International Inc.	2.750%	4/13/30	250	263
Mondelez International Inc.	1.875%	10/15/32	500	484
Mondelez International Inc.	2.625%	9/4/50	250	233
PepsiCo Inc.	0.750%	5/1/23	125	126
PepsiCo Inc.	3.600%	3/1/24	700	752
PepsiCo Inc.	2.250%	3/19/25	265	279
PepsiCo Inc.	2.750%	4/30/25	200	214
PepsiCo Inc.	3.500%	7/17/25	452	496
PepsiCo Inc.	2.375%	10/6/26	225	240
PepsiCo Inc.	2.625%	3/19/27	100	107
PepsiCo Inc.	3.000%	10/15/27	325	357
PepsiCo Inc.	2.625%	7/29/29	200	214
PepsiCo Inc.	2.750%	3/19/30	345	372
PepsiCo Inc.	1.625%	5/1/30	200	197
PepsiCo Inc.	1.400%	2/25/31	200	193
PepsiCo Inc.	3.500%	3/19/40	175	200
PepsiCo Inc.	4.000%	3/5/42	175	213
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	3.600%	8/13/42	100	116
PepsiCo Inc.	4.250%	10/22/44	225	279
PepsiCo Inc.	4.600%	7/17/45	75	98
PepsiCo Inc.	4.450%	4/14/46	500	640
PepsiCo Inc.	3.450%	10/6/46	300	337
PepsiCo Inc.	4.000%	5/2/47	100	122
PepsiCo Inc.	3.375%	7/29/49	490	548
PepsiCo Inc.	2.875%	10/15/49	325	334
PepsiCo Inc.	3.875%	3/19/60	150	185
Philip Morris International Inc.	2.500%	11/2/22	300	308
Philip Morris International Inc.	2.625%	3/6/23	100	104
Philip Morris International Inc.	1.125%	5/1/23	125	127
Philip Morris International Inc.	2.125%	5/10/23	95	98
Philip Morris International Inc.	3.600%	11/15/23	500	538
Philip Morris International Inc.	2.875%	5/1/24	220	234
Philip Morris International Inc.	3.250%	11/10/24	250	271
Philip Morris International Inc.	3.375%	8/11/25	150	164
Philip Morris International Inc.	2.750%	2/25/26	305	325
Philip Morris International Inc.	3.125%	3/2/28	100	109
Philip Morris International Inc.	3.375%	8/15/29	250	276
Philip Morris International Inc.	2.100%	5/1/30	150	150
Philip Morris International Inc.	1.750%	11/1/30	500	485
Philip Morris International Inc.	6.375%	5/16/38	200	286
Philip Morris International Inc.	4.375%	11/15/41	500	590
Philip Morris International Inc.	4.500%	3/20/42	125	148
Philip Morris International Inc.	3.875%	8/21/42	25	28
Philip Morris International Inc.	4.875%	11/15/43	155	194
Philip Morris International Inc.	4.250%	11/10/44	200	234
Procter & Gamble Co.	0.550%	10/29/25	300	296
Procter & Gamble Co.	2.800%	3/25/27	500	541
Procter & Gamble Co.	3.000%	3/25/30	500	551
Procter & Gamble Co.	1.200%	10/29/30	300	286
Procter & Gamble Co.	5.550%	3/5/37	150	216
Procter & Gamble Co.	3.550%	3/25/40	188	220
Procter & Gamble Co.	3.500%	10/25/47	169	201
Procter & Gamble Co.	3.600%	3/25/50	173	210
Reynolds American Inc.	4.450%	6/12/25	525	582
Reynolds American Inc.	5.700%	8/15/35	175	211
Reynolds American Inc.	7.250%	6/15/37	100	135
Reynolds American Inc.	6.150%	9/15/43	75	95
Reynolds American Inc.	5.850%	8/15/45	450	552
Sysco Corp.	3.750%	10/1/25	75	83
Sysco Corp.	3.300%	7/15/26	250	272
Sysco Corp.	3.250%	7/15/27	175	190
Sysco Corp.	2.400%	2/15/30	100	102
Sysco Corp.	5.950%	4/1/30	166	213
Sysco Corp.	6.600%	4/1/40	175	258
Sysco Corp.	4.850%	10/1/45	50	62
Sysco Corp.	4.500%	4/1/46	200	237
Sysco Corp.	4.450%	3/15/48	100	119
Sysco Corp.	3.300%	2/15/50	105	105
Sysco Corp.	6.600%	4/1/50	250	389
Target Corp.	3.500%	7/1/24	325	353
Target Corp.	2.250%	4/15/25	200	210
Target Corp.	2.500%	4/15/26	175	188

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Target Corp.	3.375%	4/15/29	200	225
Target Corp.	2.650%	9/15/30	250	268
Target Corp.	6.500%	10/15/37	103	159
Target Corp.	7.000%	1/15/38	125	202
Target Corp.	3.900%	11/15/47	300	376
Tyson Foods Inc.	3.950%	8/15/24	600	653
Tyson Foods Inc.	4.000%	3/1/26	100	111
Tyson Foods Inc.	3.550%	6/2/27	275	304
Tyson Foods Inc.	4.350%	3/1/29	280	326
Tyson Foods Inc.	4.875%	8/15/34	100	124
Tyson Foods Inc.	5.150%	8/15/44	200	259
Tyson Foods Inc.	4.550%	6/2/47	150	183
Tyson Foods Inc.	5.100%	9/28/48	275	363
Unilever Capital Corp.	3.250%	3/7/24	250	267
Unilever Capital Corp.	2.600%	5/5/24	450	475
Unilever Capital Corp.	3.375%	3/22/25	100	109
Unilever Capital Corp.	3.100%	7/30/25	225	245
Unilever Capital Corp.	2.000%	7/28/26	125	130
Unilever Capital Corp.	1.375%	9/14/30	300	290
Unilever Capital Corp.	5.900%	11/15/32	200	276
Walgreens Boots Alliance Inc.	3.800%	11/18/24	375	409
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	354
Walgreens Boots Alliance Inc.	4.800%	11/18/44	275	329
Walgreens Boots Alliance Inc.	4.100%	4/15/50	150	165
Walmart Inc.	2.350%	12/15/22	800	823
Walmart Inc.	2.550%	4/11/23	150	155
Walmart Inc.	3.400%	6/26/23	250	265
Walmart Inc.	3.300%	4/22/24	250	268
Walmart Inc.	2.850%	7/8/24	275	293
Walmart Inc.	2.650%	12/15/24	200	213
Walmart Inc.	3.550%	6/26/25	309	341
Walmart Inc.	3.050%	7/8/26	250	274
Walmart Inc.	5.875%	4/5/27	405	508
Walmart Inc.	3.700%	6/26/28	450	512
Walmart Inc.	3.250%	7/8/29	300	336
Walmart Inc.	2.375%	9/24/29	175	185
Walmart Inc.	7.550%	2/15/30	105	156
Walmart Inc.	5.250%	9/1/35	385	524
Walmart Inc.	6.200%	4/15/38	315	470
Walmart Inc.	3.950%	6/28/38	275	330
Walmart Inc.	5.000%	10/25/40	100	135
Walmart Inc.	4.000%	4/11/43	274	334
Walmart Inc.	4.300%	4/22/44	361	458
Walmart Inc.	3.625%	12/15/47	265	311
Walmart Inc.	4.050%	6/29/48	500	629
Walmart Inc.	2.950%	9/24/49	400	425
				94,418
Energy (2.4%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	425	439
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	200	219
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/29	250	269
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.486%	5/1/30	200	236
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	5.125%	9/15/40	175	224
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	275	315
Boardwalk Pipelines LP	3.375%	2/1/23	100	103
Boardwalk Pipelines LP	4.950%	12/15/24	150	168
Boardwalk Pipelines LP	5.950%	6/1/26	200	237
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boardwalk Pipelines LP	4.450%	7/15/27	100	113
BP Capital Markets America Inc.	2.520%	9/19/22	50	51
BP Capital Markets America Inc.	2.937%	4/6/23	100	104
BP Capital Markets America Inc.	2.750%	5/10/23	300	313
BP Capital Markets America Inc.	3.216%	11/28/23	1,082	1,146
BP Capital Markets America Inc.	3.194%	4/6/25	230	248
BP Capital Markets America Inc.	3.410%	2/11/26	100	109
BP Capital Markets America Inc.	3.119%	5/4/26	550	597
BP Capital Markets America Inc.	3.017%	1/16/27	400	431
BP Capital Markets America Inc.	3.937%	9/21/28	175	199
BP Capital Markets America Inc.	4.234%	11/6/28	225	261
BP Capital Markets America Inc.	3.633%	4/6/30	350	393
BP Capital Markets America Inc.	3.060%	6/17/41	300	303
BP Capital Markets America Inc.	3.000%	2/24/50	450	437
BP Capital Markets America Inc.	2.772%	11/10/50	500	465
BP Capital Markets America Inc.	2.939%	6/4/51	500	480
BP Capital Markets America Inc.	3.379%	2/8/61	400	402
BP Capital Markets plc	2.500%	11/6/22	450	463
BP Capital Markets plc	3.994%	9/26/23	200	216
BP Capital Markets plc	3.814%	2/10/24	400	433
BP Capital Markets plc	3.535%	11/4/24	68	74
BP Capital Markets plc	3.506%	3/17/25	200	219
BP Capital Markets plc	3.279%	9/19/27	200	219
BP Capital Markets plc	3.723%	11/28/28	175	197
Burlington Resources LLC	7.400%	12/1/31	175	258
Burlington Resources LLC	5.950%	10/15/36	200	277
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	207
Canadian Natural Resources Ltd.	3.850%	6/1/27	500	551
Canadian Natural Resources Ltd.	2.950%	7/15/30	100	104
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	204
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	165
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	128
Canadian Natural Resources Ltd.	6.500%	2/15/37	150	203
Canadian Natural Resources Ltd.	6.250%	3/15/38	300	401
Canadian Natural Resources Ltd.	4.950%	6/1/47	140	175
Cenovus Energy Inc.	3.800%	9/15/23	100	105
Cenovus Energy Inc.	5.375%	7/15/25	500	572
Cenovus Energy Inc.	4.250%	4/15/27	200	224
Cenovus Energy Inc.	4.400%	4/15/29	250	283
Cenovus Energy Inc.	5.250%	6/15/37	200	239
Cenovus Energy Inc.	6.800%	9/15/37	50	66
Cenovus Energy Inc.	6.750%	11/15/39	300	407
Cenovus Energy Inc.	5.400%	6/15/47	200	248
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	200	229
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	225	258
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	525	611

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	300	328
	Chevron Corp.	2.355%	12/5/22	1,130	1,157
	Chevron Corp.	1.141%	5/11/23	300	304
	Chevron Corp.	3.191%	6/24/23	225	236
	Chevron Corp.	1.554%	5/11/25	300	307
	Chevron Corp.	2.236%	5/11/30	500	516
	Chevron Corp.	2.978%	5/11/40	100	105
	Chevron USA Inc.	0.333%	8/12/22	500	500
	Chevron USA Inc.	1.018%	8/12/27	500	487
	Chevron USA Inc.	3.850%	1/15/28	100	114
	Chevron USA Inc.	3.250%	10/15/29	200	222
	Chevron USA Inc.	6.000%	3/1/41	100	146
	Chevron USA Inc.	5.250%	11/15/43	175	238
	Chevron USA Inc.	5.050%	11/15/44	250	336
	Chevron USA Inc.	4.950%	8/15/47	100	134
	Chevron USA Inc.	4.200%	10/15/49	155	191
	Chevron USA Inc.	2.343%	8/12/50	200	181
	Cimarex Energy Co.	4.375%	6/1/24	200	218
	Cimarex Energy Co.	3.900%	5/15/27	200	221
	Columbia Pipeline Group Inc.	4.500%	6/1/25	300	337
	Columbia Pipeline Group Inc.	5.800%	6/1/45	100	136
[5]	ConocoPhillips	3.750%	10/1/27	300	337
[5]	ConocoPhillips	4.300%	8/15/28	100	116
[5]	ConocoPhillips	2.400%	2/15/31	300	307
	ConocoPhillips	5.900%	10/15/32	450	601
	ConocoPhillips	5.900%	5/15/38	450	629
	ConocoPhillips	6.500%	2/1/39	200	296
[5]	ConocoPhillips	4.875%	10/1/47	200	263
	ConocoPhillips Co.	6.950%	4/15/29	350	476
	ConocoPhillips Co.	4.300%	11/15/44	275	331
[5]	Devon Energy Corp.	5.250%	9/15/24	200	223
	Devon Energy Corp.	5.850%	12/15/25	100	117
[5]	Devon Energy Corp.	5.875%	6/15/28	130	144
[5]	Devon Energy Corp.	4.500%	1/15/30	130	143
	Devon Energy Corp.	7.875%	9/30/31	160	224
	Devon Energy Corp.	7.950%	4/15/32	163	232
	Devon Energy Corp.	5.600%	7/15/41	300	372
	Devon Energy Corp.	5.000%	6/15/45	150	177
	Diamondback Energy Inc.	0.900%	3/24/23	200	200
	Diamondback Energy Inc.	3.250%	12/1/26	100	107
	Diamondback Energy Inc.	3.500%	12/1/29	300	322
	Diamondback Energy Inc.	3.125%	3/24/31	200	208
	Diamondback Energy Inc.	4.400%	3/24/51	200	226
	Ecopetrol SA	5.875%	9/18/23	225	244
	Ecopetrol SA	4.125%	1/16/25	200	211
	Ecopetrol SA	5.375%	6/26/26	750	827
	Ecopetrol SA	6.875%	4/29/30	300	362
	Ecopetrol SA	7.375%	9/18/43	100	123
	Ecopetrol SA	5.875%	5/28/45	400	428
	Enable Midstream Partners LP	3.900%	5/15/24	150	160
	Enable Midstream Partners LP	4.400%	3/15/27	150	166
	Enable Midstream Partners LP	4.950%	5/15/28	200	229
	Enable Midstream Partners LP	4.150%	9/15/29	200	219
	Enable Midstream Partners LP	5.000%	5/15/44	100	109
	Enbridge Energy Partners LP	5.875%	10/15/25	150	177
	Enbridge Energy Partners LP	7.500%	4/15/38	150	221
	Enbridge Energy Partners LP	5.500%	9/15/40	125	161
	Enbridge Energy Partners LP	7.375%	10/15/45	125	197
	Enbridge Inc.	2.900%	7/15/22	75	77
	Enbridge Inc.	2.500%	1/15/25	100	105
	Enbridge Inc.	3.700%	7/15/27	150	166
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Enbridge Inc.	3.125%	11/15/29	200	214
Enbridge Inc.	2.500%	8/1/33	200	200
Enbridge Inc.	4.500%	6/10/44	100	118
Enbridge Inc.	4.000%	11/15/49	100	111
Enbridge Inc.	3.400%	8/1/51	200	201
Energy Transfer LP	3.600%	2/1/23	450	467
Energy Transfer LP	4.250%	3/15/23	400	420
Energy Transfer LP	4.050%	3/15/25	1,000	1,085
Energy Transfer LP	4.750%	1/15/26	500	563
Energy Transfer LP	5.500%	6/1/27	300	352
Energy Transfer LP	5.250%	4/15/29	425	502
Energy Transfer LP	3.750%	5/15/30	450	489
Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	200	208
Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	100	107
Energy Transfer Operating LP	4.950%	6/15/28	350	406
Energy Transfer Operating LP	6.625%	10/15/36	150	198
Energy Transfer Operating LP	5.800%	6/15/38	150	186
Energy Transfer Operating LP	6.050%	6/1/41	100	127
Energy Transfer Operating LP	6.500%	2/1/42	275	357
Energy Transfer Operating LP	5.150%	3/15/45	150	173
Energy Transfer Operating LP	6.125%	12/15/45	200	255
Energy Transfer Operating LP	5.300%	4/15/47	200	233
Energy Transfer Operating LP	6.000%	6/15/48	300	379
Energy Transfer Operating LP	6.250%	4/15/49	320	421
Energy Transfer Operating LP	5.000%	5/15/50	500	578
Enterprise Products Operating LLC	3.350%	3/15/23	425	443
Enterprise Products Operating LLC	3.900%	2/15/24	175	188
Enterprise Products Operating LLC	3.750%	2/15/25	150	164
Enterprise Products Operating LLC	3.700%	2/15/26	150	166
Enterprise Products Operating LLC	3.950%	2/15/27	100	112
Enterprise Products Operating LLC	3.125%	7/31/29	400	432
Enterprise Products Operating LLC	2.800%	1/31/30	300	317
Enterprise Products Operating LLC	6.875%	3/1/33	175	249
Enterprise Products Operating LLC	7.550%	4/15/38	150	230
Enterprise Products Operating LLC	6.125%	10/15/39	300	421
Enterprise Products Operating LLC	5.950%	2/1/41	175	241
Enterprise Products Operating LLC	4.450%	2/15/43	300	355
Enterprise Products Operating LLC	4.850%	3/15/44	520	638
Enterprise Products Operating LLC	4.900%	5/15/46	425	526
Enterprise Products Operating LLC	4.250%	2/15/48	300	345
Enterprise Products Operating LLC	4.200%	1/31/50	350	405
Enterprise Products Operating LLC	3.700%	1/31/51	300	322
Enterprise Products Operating LLC	3.200%	2/15/52	300	297

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Enterprise Products Operating LLC	3.950%	1/31/60	200	222
Enterprise Products Operating LLC	4.875%	8/16/77	100	98
Enterprise Products Operating LLC	5.250%	8/16/77	100	105
Enterprise Products Operating LLC	5.375%	2/15/78	200	206
EOG Resources Inc.	2.625%	3/15/23	450	465
EOG Resources Inc.	4.150%	1/15/26	150	169
EOG Resources Inc.	4.375%	4/15/30	200	237
EOG Resources Inc.	4.950%	4/15/50	200	267
Equinor ASA	2.450%	1/17/23	450	464
Equinor ASA	2.650%	1/15/24	375	394
Equinor ASA	3.700%	3/1/24	150	162
Equinor ASA	3.250%	11/10/24	150	162
Equinor ASA	1.750%	1/22/26	479	493
Equinor ASA	7.250%	9/23/27	250	332
Equinor ASA	3.625%	9/10/28	175	197
Equinor ASA	2.375%	5/22/30	200	206
Equinor ASA	5.100%	8/17/40	125	166
Equinor ASA	4.250%	11/23/41	175	213
Equinor ASA	3.950%	5/15/43	125	146
Equinor ASA	4.800%	11/8/43	175	228
Equinor ASA	3.250%	11/18/49	225	238
Equinor ASA	3.700%	4/6/50	405	466
Exxon Mobil Corp.	1.902%	8/16/22	300	306
Exxon Mobil Corp.	1.571%	4/15/23	950	971
Exxon Mobil Corp.	2.992%	3/19/25	950	1,019
Exxon Mobil Corp.	3.043%	3/1/26	300	326
Exxon Mobil Corp.	2.275%	8/16/26	200	211
Exxon Mobil Corp.	2.440%	8/16/29	250	262
Exxon Mobil Corp.	3.482%	3/19/30	375	421
Exxon Mobil Corp.	2.610%	10/15/30	650	686
Exxon Mobil Corp.	2.995%	8/16/39	300	309
Exxon Mobil Corp.	4.227%	3/19/40	400	479
Exxon Mobil Corp.	3.567%	3/6/45	235	257
Exxon Mobil Corp.	4.114%	3/1/46	400	473
Exxon Mobil Corp.	4.327%	3/19/50	825	1,024
Exxon Mobil Corp.	3.452%	4/15/51	600	653
Halliburton Co.	3.500%	8/1/23	112	118
Halliburton Co.	3.800%	11/15/25	22	24
Halliburton Co.	2.920%	3/1/30	200	208
Halliburton Co.	4.850%	11/15/35	200	236
Halliburton Co.	6.700%	9/15/38	345	472
Halliburton Co.	4.500%	11/15/41	100	112
Halliburton Co.	4.750%	8/1/43	150	174
Halliburton Co.	5.000%	11/15/45	500	611
Helmerich & Payne Inc.	4.650%	3/15/25	50	56
Hess Corp.	3.500%	7/15/24	100	106
Hess Corp.	4.300%	4/1/27	250	278
Hess Corp.	7.125%	3/15/33	100	135
Hess Corp.	5.600%	2/15/41	550	688
HollyFrontier Corp.	5.875%	4/1/26	200	231
Kinder Morgan Energy Partners LP	3.500%	9/1/23	250	264
Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	545
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	388
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	64
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	343
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	71
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	279
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	350
Kinder Morgan Energy Partners LP	5.625%	9/1/41	50	64
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	475	553
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	90
	Kinder Morgan Inc.	3.150%	1/15/23	200	208
	Kinder Morgan Inc.	4.300%	6/1/25	300	334
	Kinder Morgan Inc.	4.300%	3/1/28	500	571
	Kinder Morgan Inc.	7.800%	8/1/31	290	415
	Kinder Morgan Inc.	7.750%	1/15/32	265	382
	Kinder Morgan Inc.	5.300%	12/1/34	175	216
	Kinder Morgan Inc.	5.550%	6/1/45	200	259
	Kinder Morgan Inc.	5.050%	2/15/46	350	425
	Kinder Morgan Inc.	3.250%	8/1/50	400	387
	Kinder Morgan Inc.	3.600%	2/15/51	200	204
	Magellan Midstream Partners LP	3.250%	6/1/30	200	215
	Magellan Midstream Partners LP	5.150%	10/15/43	125	155
	Magellan Midstream Partners LP	4.250%	9/15/46	200	227
	Magellan Midstream Partners LP	4.200%	10/3/47	150	168
	Magellan Midstream Partners LP	4.850%	2/1/49	100	121
	Marathon Oil Corp.	3.850%	6/1/25	100	109
	Marathon Oil Corp.	4.400%	7/15/27	200	226
	Marathon Oil Corp.	6.800%	3/15/32	400	525
	Marathon Oil Corp.	5.200%	6/1/45	100	120
	Marathon Petroleum Corp.	4.750%	12/15/23	500	546
	Marathon Petroleum Corp.	4.700%	5/1/25	300	338
	Marathon Petroleum Corp.	5.125%	12/15/26	200	235
	Marathon Petroleum Corp.	6.500%	3/1/41	300	417
	Marathon Petroleum Corp.	4.500%	4/1/48	360	412
	MPLX LP	3.375%	3/15/23	100	105
	MPLX LP	4.500%	7/15/23	200	214
	MPLX LP	4.875%	12/1/24	400	448
	MPLX LP	4.875%	6/1/25	283	320
	MPLX LP	4.125%	3/1/27	300	335
	MPLX LP	4.250%	12/1/27	400	453
	MPLX LP	4.000%	3/15/28	400	447
	MPLX LP	2.650%	8/15/30	500	505
	MPLX LP	4.500%	4/15/38	400	457
	MPLX LP	4.700%	4/15/48	525	610
	MPLX LP	5.500%	2/15/49	455	589
	NOV Inc.	3.600%	12/1/29	200	209
	NOV Inc.	3.950%	12/1/42	125	123
	ONEOK Inc.	7.500%	9/1/23	100	113
	ONEOK Inc.	2.750%	9/1/24	100	105
	ONEOK Inc.	2.200%	9/15/25	425	437
	ONEOK Inc.	4.550%	7/15/28	200	228
	ONEOK Inc.	4.350%	3/15/29	100	113
	ONEOK Inc.	3.400%	9/1/29	245	261
	ONEOK Inc.	3.100%	3/15/30	200	209
	ONEOK Inc.	4.950%	7/13/47	200	234
	ONEOK Inc.	4.450%	9/1/49	150	167
	ONEOK Inc.	4.500%	3/15/50	300	335
	ONEOK Partners LP	3.375%	10/1/22	400	411
	ONEOK Partners LP	6.650%	10/1/36	300	404
	ONEOK Partners LP	6.850%	10/15/37	300	410
	ONEOK Partners LP	6.125%	2/1/41	150	193
[2]	Petroleos Mexicanos	2.378%	4/15/25	20	21
	Phillips 66	3.700%	4/6/23	100	106
	Phillips 66	3.850%	4/9/25	300	330
	Phillips 66	2.150%	12/15/30	400	394
	Phillips 66	4.650%	11/15/34	500	596
	Phillips 66	4.875%	11/15/44	500	626
	Phillips 66 Partners LP	2.450%	12/15/24	50	52
	Phillips 66 Partners LP	3.605%	2/15/25	250	270
	Phillips 66 Partners LP	3.750%	3/1/28	50	55
	Phillips 66 Partners LP	3.150%	12/15/29	100	105
	Phillips 66 Partners LP	4.680%	2/15/45	245	280

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pioneer Natural Resources Co.	4.450%	1/15/26	225	254
Pioneer Natural Resources Co.	1.900%	8/15/30	300	289
Pioneer Natural Resources Co.	2.150%	1/15/31	200	196
Plains All American Pipeline LP / PAA Finance Corp.	2.850%	1/31/23	289	297
Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	600	643
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	100	112
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	275	290
Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/30	200	214
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/37	100	131
Plains All American Pipeline LP / PAA Finance Corp.	4.300%	1/31/43	225	226
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/44	200	212
Sabine Pass Liquefaction LLC	5.625%	4/15/23	350	376
Sabine Pass Liquefaction LLC	5.750%	5/15/24	400	449
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	457
Sabine Pass Liquefaction LLC	5.875%	6/30/26	450	533
Sabine Pass Liquefaction LLC	5.000%	3/15/27	250	289
Sabine Pass Liquefaction LLC	4.200%	3/15/28	300	339
Sabine Pass Liquefaction LLC	4.500%	5/15/30	300	346
Schlumberger Investment SA	3.650%	12/1/23	325	347
Schlumberger Investment SA	2.650%	6/26/30	300	316
Shell International Finance BV	0.375%	9/15/23	500	500
Shell International Finance BV	2.375%	4/6/25	500	526
Shell International Finance BV	3.250%	5/11/25	200	217
Shell International Finance BV	2.875%	5/10/26	500	540
Shell International Finance BV	2.500%	9/12/26	900	958
Shell International Finance BV	3.875%	11/13/28	100	115
Shell International Finance BV	2.375%	11/7/29	550	572
Shell International Finance BV	2.750%	4/6/30	500	533
Shell International Finance BV	4.125%	5/11/35	300	356
Shell International Finance BV	6.375%	12/15/38	475	705
Shell International Finance BV	5.500%	3/25/40	175	244
Shell International Finance BV	4.550%	8/12/43	300	374
Shell International Finance BV	4.375%	5/11/45	630	773
Shell International Finance BV	4.000%	5/10/46	700	819
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Shell International Finance BV	3.125%	11/7/49	500	518
Spectra Energy Partners LP	4.750%	3/15/24	500	549
Spectra Energy Partners LP	3.500%	3/15/25	138	149
Spectra Energy Partners LP	3.375%	10/15/26	205	223
Spectra Energy Partners LP	4.500%	3/15/45	325	382
Suncor Energy Inc.	2.800%	5/15/23	300	312
Suncor Energy Inc.	3.600%	12/1/24	100	108
Suncor Energy Inc.	3.100%	5/15/25	100	107
Suncor Energy Inc.	5.950%	12/1/34	125	165
Suncor Energy Inc.	6.800%	5/15/38	225	323
Suncor Energy Inc.	6.500%	6/15/38	400	565
Suncor Energy Inc.	4.000%	11/15/47	200	221
Suncor Energy Inc.	3.750%	3/4/51	200	216
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	192
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	300	347
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	275	326
TC PipeLines LP	3.900%	5/25/27	50	55
Total Capital International SA	3.700%	1/15/24	525	566
Total Capital International SA	2.434%	1/10/25	175	184
Total Capital International SA	3.455%	2/19/29	325	362
Total Capital International SA	2.829%	1/10/30	300	322
Total Capital International SA	2.986%	6/29/41	200	203
Total Capital International SA	3.461%	7/12/49	200	216
Total Capital International SA	3.127%	5/29/50	400	406
Total Capital International SA	3.386%	6/29/60	200	211
TotalEnergies Capital Canada Ltd.	2.750%	7/15/23	125	131
TransCanada PipeLines Ltd.	2.500%	8/1/22	400	409
TransCanada PipeLines Ltd.	4.250%	5/15/28	250	288
TransCanada PipeLines Ltd.	4.100%	4/15/30	400	459
TransCanada PipeLines Ltd.	4.625%	3/1/34	400	474
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	190
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	397
TransCanada PipeLines Ltd.	6.200%	10/15/37	400	549
TransCanada PipeLines Ltd.	4.750%	5/15/38	300	361
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	275
TransCanada PipeLines Ltd.	4.875%	5/15/48	300	379
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	100	113
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	200	216
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	100	122
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	200	225
Valero Energy Corp.	1.200%	3/15/24	500	504
Valero Energy Corp.	3.650%	3/15/25	251	274
Valero Energy Corp.	4.350%	6/1/28	200	228
Valero Energy Corp.	7.500%	4/15/32	400	563
Valero Energy Corp.	6.625%	6/15/37	300	411

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Valero Energy Corp.	4.900%	3/15/45	150	187
Valero Energy Partners LP	4.375%	12/15/26	100	113
Valero Energy Partners LP	4.500%	3/15/28	75	85
Williams Companies Inc.	2.600%	3/15/31	200	203
Williams Cos. Inc.	3.350%	8/15/22	125	128
Williams Cos. Inc.	3.700%	1/15/23	200	208
Williams Cos. Inc.	4.550%	6/24/24	400	441
Williams Cos. Inc.	3.900%	1/15/25	681	745
Williams Cos. Inc.	3.750%	6/15/27	300	333
Williams Cos. Inc.	3.500%	11/15/30	300	327
Williams Cos. Inc.	6.300%	4/15/40	100	137
Williams Cos. Inc.	5.800%	11/15/43	100	132
Williams Cos. Inc.	5.400%	3/4/44	400	506
Williams Cos. Inc.	5.750%	6/24/44	100	131
Williams Cos. Inc.	5.100%	9/15/45	300	372
Williams Cos. Inc.	4.850%	3/1/48	150	183
				116,399
Financials (7.6%)
ACE Capital Trust II	9.700%	4/1/30	50	75
Aegon NV	5.500%	4/11/48	200	227
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	12/16/21	70	71
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	125	130
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	150	161
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	250	293
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	125	138
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	300	321
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	500	559
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/28	300	321
Affiliated Managers Group Inc.	4.250%	2/15/24	100	109
Affiliated Managers Group Inc.	3.500%	8/1/25	125	136
Affiliated Managers Group Inc.	3.300%	6/15/30	500	539
Aflac Inc.	3.625%	11/15/24	125	137
Aflac Inc.	3.250%	3/17/25	125	135
Aflac Inc.	2.875%	10/15/26	75	81
Aflac Inc.	3.600%	4/1/30	225	254
Aflac Inc.	4.000%	10/15/46	50	58
Aflac Inc.	4.750%	1/15/49	235	309
Air Lease Corp.	2.625%	7/1/22	100	102
Air Lease Corp.	2.250%	1/15/23	100	103
Air Lease Corp.	2.750%	1/15/23	100	103
Air Lease Corp.	3.875%	7/3/23	100	106
Air Lease Corp.	4.250%	2/1/24	200	217
Air Lease Corp.	4.250%	9/15/24	75	82
Air Lease Corp.	2.300%	2/1/25	200	207
Air Lease Corp.	3.250%	3/1/25	150	160
Air Lease Corp.	3.375%	7/1/25	250	268
Air Lease Corp.	3.625%	4/1/27	75	81
Air Lease Corp.	3.625%	12/1/27	200	215
Air Lease Corp.	4.625%	10/1/28	100	113
Air Lease Corp.	3.250%	10/1/29	100	104
Air Lease Corp.	3.000%	2/1/30	225	228
Air Lease Corp.	3.125%	12/1/30	750	763
Aircastle Ltd.	4.400%	9/25/23	125	134
Aircastle Ltd.	4.125%	5/1/24	400	427
Aircastle Ltd.	4.250%	6/15/26	100	109
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alleghany Corp.	3.625%	5/15/30	100	110
Alleghany Corp.	4.900%	9/15/44	100	125
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	82
Allstate Corp.	3.150%	6/15/23	100	105
Allstate Corp.	1.450%	12/15/30	500	478
Allstate Corp.	5.550%	5/9/35	75	103
Allstate Corp.	4.500%	6/15/43	125	157
Allstate Corp.	4.200%	12/15/46	200	246
Allstate Corp.	3.850%	8/10/49	100	119
Allstate Corp.	5.750%	8/15/53	75	81
Allstate Corp.	6.500%	5/15/67	100	132
Ally Financial Inc.	1.450%	10/2/23	1,000	1,016
Ally Financial Inc.	3.875%	5/21/24	150	162
Ally Financial Inc.	5.125%	9/30/24	135	152
Ally Financial Inc.	8.000%	11/1/31	400	575
American Express Co.	2.500%	8/1/22	225	230
American Express Co.	2.650%	12/2/22	225	232
American Express Co.	3.400%	2/27/23	300	314
American Express Co.	3.700%	8/3/23	325	346
American Express Co.	3.400%	2/22/24	225	241
American Express Co.	3.000%	10/30/24	200	215
American Express Co.	3.625%	12/5/24	241	264
American Express Co.	4.200%	11/6/25	150	170
American Express Co.	3.125%	5/20/26	250	273
American Express Co.	4.050%	12/3/42	67	80
American Express Credit Corp.	3.300%	5/3/27	350	387
American Financial Group Inc.	3.500%	8/15/26	50	54
American Financial Group Inc.	5.250%	4/2/30	150	184
American Financial Group Inc.	4.500%	6/15/47	110	132
American International Group Inc.	4.125%	2/15/24	70	76
American International Group Inc.	3.750%	7/10/25	85	94
American International Group Inc.	3.900%	4/1/26	900	1,005
American International Group Inc.	4.200%	4/1/28	200	230
American International Group Inc.	4.250%	3/15/29	50	58
American International Group Inc.	3.400%	6/30/30	240	263
American International Group Inc.	3.875%	1/15/35	200	226
American International Group Inc.	4.700%	7/10/35	75	91
American International Group Inc.	6.250%	5/1/36	475	663
American International Group Inc.	4.500%	7/16/44	500	607
American International Group Inc.	4.750%	4/1/48	200	254
American International Group Inc.	5.750%	4/1/48	125	142
American International Group Inc.	4.375%	1/15/55	355	431
American International Group Inc.	8.175%	5/15/68	95	137
Ameriprise Financial Inc.	4.000%	10/15/23	250	270
Ameriprise Financial Inc.	3.700%	10/15/24	187	205
Ameriprise Financial Inc.	3.000%	4/2/25	20	21
Ameriprise Financial Inc.	2.875%	9/15/26	100	107
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	4.500%	12/15/28	100	117
Aon Corp.	3.750%	5/2/29	90	101
Aon Corp.	2.800%	5/15/30	405	426
Aon Corp.	6.250%	9/30/40	100	144
Aon plc	3.500%	6/14/24	250	269
Aon plc	3.875%	12/15/25	125	139
Aon plc	4.600%	6/14/44	175	219

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Aon plc	4.750%	5/15/45	100	129
Arch Capital Finance LLC	4.011%	12/15/26	100	113
Arch Capital Finance LLC	5.031%	12/15/46	100	130
Arch Capital Group Ltd.	7.350%	5/1/34	50	74
Arch Capital Group Ltd.	3.635%	6/30/50	200	216
Arch Capital Group US Inc.	5.144%	11/1/43	50	66
Ares Capital Corp.	3.500%	2/10/23	250	260
Ares Capital Corp.	4.200%	6/10/24	200	215
Ares Capital Corp.	4.250%	3/1/25	105	113
Ares Capital Corp.	3.250%	7/15/25	115	121
Ares Capital Corp.	2.150%	7/15/26	500	497
Arthur J Gallagher & Co.	2.500%	5/20/31	250	253
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	190
Associated Bank NA	3.500%	8/13/21	50	50
Assurant Inc.	4.000%	3/15/23	50	53
Assurant Inc.	4.200%	9/27/23	100	107
Assurant Inc.	4.900%	3/27/28	100	117
Assurant Inc.	6.750%	2/15/34	9	12
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	84
Athene Holding Ltd.	4.125%	1/12/28	200	224
Athene Holding Ltd.	6.150%	4/3/30	210	265
Athene Holding Ltd.	3.500%	1/15/31	500	534
Athene Holding Ltd.	3.950%	5/25/51	200	214
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	200	206
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	279
AXA SA	8.600%	12/15/30	225	342
AXIS Specialty Finance LLC	3.900%	7/15/29	50	55
AXIS Specialty Finance LLC	4.900%	1/15/40	50	53
AXIS Specialty Finance plc	4.000%	12/6/27	550	609
Banco Santander SA	3.848%	4/12/23	200	211
Banco Santander SA	5.179%	11/19/25	250	286
Banco Santander SA	1.849%	3/25/26	1,000	1,011
Banco Santander SA	4.250%	4/11/27	600	676
Banco Santander SA	3.800%	2/23/28	200	221
Banco Santander SA	4.379%	4/12/28	200	228
Banco Santander SA	2.958%	3/25/31	600	618
Bancolombia SA	3.000%	1/29/25	200	205
Bank of America Corp.	2.503%	10/21/22	1,100	1,107
Bank of America Corp.	3.300%	1/11/23	600	626
Bank of America Corp.	2.816%	7/21/23	1,300	1,332
Bank of America Corp.	4.100%	7/24/23	300	322
Bank of America Corp.	3.004%	12/20/23	2,846	2,950
Bank of America Corp.	3.550%	3/5/24	690	725
Bank of America Corp.	0.523%	6/14/24	1,000	1,000
Bank of America Corp.	3.864%	7/23/24	125	133
Bank of America Corp.	4.200%	8/26/24	650	713
Bank of America Corp.	0.810%	10/24/24	500	502
Bank of America Corp.	4.000%	1/22/25	755	828
Bank of America Corp.	3.950%	4/21/25	500	549
Bank of America Corp.	0.976%	4/22/25	500	502
Bank of America Corp.	3.093%	10/1/25	350	373
Bank of America Corp.	2.456%	10/22/25	300	314
Bank of America Corp.	3.366%	1/23/26	300	323
Bank of America Corp.	2.015%	2/13/26	1,000	1,031
Bank of America Corp.	4.450%	3/3/26	475	539
Bank of America Corp.	3.500%	4/19/26	320	352
Bank of America Corp.	1.319%	6/19/26	500	501
Bank of America Corp.	4.250%	10/22/26	725	819
Bank of America Corp.	1.197%	10/24/26	500	496
Bank of America Corp.	3.559%	4/23/27	750	821
Bank of America Corp.	1.734%	7/22/27	500	504
Bank of America Corp.	3.248%	10/21/27	750	814
Bank of America Corp.	4.183%	11/25/27	560	627
Bank of America Corp.	3.824%	1/20/28	425	472
Bank of America Corp.	3.705%	4/24/28	350	387
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bank of America Corp.	3.593%	7/21/28	800	880
Bank of America Corp.	3.419%	12/20/28	1,334	1,455
Bank of America Corp.	3.970%	3/5/29	225	254
Bank of America Corp.	2.087%	6/14/29	1,500	1,512
Bank of America Corp.	4.271%	7/23/29	575	661
Bank of America Corp.	3.974%	2/7/30	150	170
Bank of America Corp.	3.194%	7/23/30	1,125	1,211
Bank of America Corp.	2.884%	10/22/30	300	316
Bank of America Corp.	2.496%	2/13/31	750	767
Bank of America Corp.	2.592%	4/29/31	2,000	2,059
Bank of America Corp.	2.687%	4/22/32	500	515
Bank of America Corp.	6.110%	1/29/37	335	460
Bank of America Corp.	4.244%	4/24/38	300	357
Bank of America Corp.	7.750%	5/14/38	340	539
Bank of America Corp.	4.078%	4/23/40	550	643
Bank of America Corp.	2.676%	6/19/41	1,000	973
Bank of America Corp.	5.875%	2/7/42	300	431
Bank of America Corp.	3.311%	4/22/42	500	529
Bank of America Corp.	5.000%	1/21/44	750	999
Bank of America Corp.	4.875%	4/1/44	300	391
Bank of America Corp.	4.750%	4/21/45	100	128
Bank of America Corp.	4.443%	1/20/48	100	124
Bank of America Corp.	4.330%	3/15/50	250	308
Bank of America Corp.	4.083%	3/20/51	1,500	1,790
Bank of America Corp.	2.831%	10/24/51	500	489
Bank of America Corp.	3.483%	3/13/52	500	547
Bank of America NA	6.000%	10/15/36	250	350
Bank of Montreal	2.350%	9/11/22	46	47
Bank of Montreal	2.550%	11/6/22	104	107
Bank of Montreal	0.450%	12/8/23	500	500
Bank of Montreal	3.300%	2/5/24	300	321
Bank of Montreal	2.500%	6/28/24	200	211
Bank of Montreal	1.850%	5/1/25	457	472
Bank of Montreal	4.338%	10/5/28	100	107
Bank of Montreal	3.803%	12/15/32	500	551
Bank of New York Mellon Corp.	1.950%	8/23/22	250	255
Bank of New York Mellon Corp.	2.950%	1/29/23	195	203
Bank of New York Mellon Corp.	3.500%	4/28/23	225	238
Bank of New York Mellon Corp.	3.450%	8/11/23	125	133
Bank of New York Mellon Corp.	2.200%	8/16/23	225	233
Bank of New York Mellon Corp.	3.250%	9/11/24	150	162
Bank of New York Mellon Corp.	2.100%	10/24/24	225	236
Bank of New York Mellon Corp.	3.000%	2/24/25	547	588
Bank of New York Mellon Corp.	2.800%	5/4/26	576	620
Bank of New York Mellon Corp.	2.450%	8/17/26	125	133
Bank of New York Mellon Corp.	3.250%	5/16/27	150	165
Bank of New York Mellon Corp.	3.442%	2/7/28	150	165
Bank of New York Mellon Corp.	3.000%	10/30/28	200	218
Bank of New York Mellon Corp.	3.300%	8/23/29	100	111
Bank of Nova Scotia	2.375%	1/18/23	50	52
Bank of Nova Scotia	1.950%	2/1/23	875	897
Bank of Nova Scotia	3.400%	2/11/24	200	214
Bank of Nova Scotia	2.200%	2/3/25	1,875	1,958
Bank of Nova Scotia	4.500%	12/16/25	300	340
Bank of Nova Scotia	2.700%	8/3/26	100	107
Barclays plc	3.200%	8/10/21	150	150
Barclays plc	3.684%	1/10/23	100	102
Barclays plc	4.338%	5/16/24	1,000	1,066
Barclays plc	3.650%	3/16/25	350	380

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.932%	5/7/25	200	216
	Barclays plc	4.375%	1/12/26	300	336
	Barclays plc	2.852%	5/7/26	300	317
	Barclays plc	5.200%	5/12/26	610	698
	Barclays plc	4.337%	1/10/28	200	224
	Barclays plc	4.836%	5/9/28	400	449
	Barclays plc	4.972%	5/16/29	500	586
	Barclays plc	5.088%	6/20/30	345	401
	Barclays plc	2.645%	6/24/31	400	405
	Barclays plc	5.250%	8/17/45	250	332
	Barclays plc	4.950%	1/10/47	200	258
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	140	203
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	195	245
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,000	1,235
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	230	286
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	675	673
	Berkshire Hathaway Inc.	3.000%	2/11/23	75	78
	Berkshire Hathaway Inc.	2.750%	3/15/23	300	311
	Berkshire Hathaway Inc.	3.125%	3/15/26	725	793
	BGC Partners Inc.	3.750%	10/1/24	105	111
	BlackRock Inc.	3.200%	3/15/27	100	111
	BlackRock Inc.	3.250%	4/30/29	90	101
	BlackRock Inc.	2.400%	4/30/30	380	398
[5]	Blackstone Secured Lending Fund	2.750%	9/16/26	500	507
[5]	BNP Paribas SA	3.052%	1/13/31	50	53
[5]	BPCE SA	3.000%	5/22/22	250	256
	BPCE SA	4.000%	4/15/24	325	354
	BPCE SA	3.375%	12/2/26	250	276
	Brighthouse Financial Inc.	3.700%	6/22/27	141	154
	Brighthouse Financial Inc.	4.700%	6/22/47	223	248
	Brookfield Asset Management Inc.	4.000%	1/15/25	157	172
	Brookfield Finance Inc.	4.000%	4/1/24	175	189
	Brookfield Finance Inc.	4.250%	6/2/26	50	56
	Brookfield Finance Inc.	3.900%	1/25/28	125	140
	Brookfield Finance Inc.	4.850%	3/29/29	150	177
	Brookfield Finance Inc.	4.350%	4/15/30	205	237
	Brookfield Finance Inc.	4.700%	9/20/47	185	226
	Brookfield Finance LLC	3.450%	4/15/50	125	129
	Brown & Brown Inc.	4.200%	9/15/24	75	82
	Brown & Brown Inc.	4.500%	3/15/29	75	86
	Brown & Brown Inc.	2.375%	3/15/31	500	500
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	275	275
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	200	214
	Canadian Imperial Bank of Commerce	0.500%	12/14/23	500	499
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	200	213
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	120	125
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	275	274
	Capital One Bank USA NA	3.375%	2/15/23	235	246
	Capital One Financial Corp.	3.200%	1/30/23	350	365
	Capital One Financial Corp.	3.500%	6/15/23	27	29
	Capital One Financial Corp.	3.900%	1/29/24	250	270
	Capital One Financial Corp.	3.750%	4/24/24	450	487
	Capital One Financial Corp.	3.300%	10/30/24	1,013	1,091
	Capital One Financial Corp.	4.200%	10/29/25	175	195
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Capital One Financial Corp.	3.750%	7/28/26	500	552
Capital One Financial Corp.	3.750%	3/9/27	100	111
Capital One Financial Corp.	3.650%	5/11/27	800	890
Capital One Financial Corp.	3.800%	1/31/28	300	339
Cboe Global Markets Inc.	3.650%	1/12/27	110	123
Charles Schwab Corp.	3.225%	9/1/22	300	310
Charles Schwab Corp.	2.650%	1/25/23	100	103
Charles Schwab Corp.	3.550%	2/1/24	400	430
Charles Schwab Corp.	3.850%	5/21/25	25	28
Charles Schwab Corp.	0.900%	3/11/26	300	298
Charles Schwab Corp.	1.150%	5/13/26	500	500
Charles Schwab Corp.	3.200%	3/2/27	250	274
Charles Schwab Corp.	3.200%	1/25/28	100	110
Charles Schwab Corp.	4.000%	2/1/29	125	144
Charles Schwab Corp.	3.250%	5/22/29	100	110
Charles Schwab Corp.	4.625%	3/22/30	50	61
Charles Schwab Corp.	2.300%	5/13/31	500	511
Chubb Corp.	6.000%	5/11/37	125	181
Chubb Corp.	6.500%	5/15/38	95	144
Chubb INA Holdings Inc.	2.875%	11/3/22	475	489
Chubb INA Holdings Inc.	2.700%	3/13/23	125	130
Chubb INA Holdings Inc.	3.350%	5/15/24	100	108
Chubb INA Holdings Inc.	3.150%	3/15/25	250	270
Chubb INA Holdings Inc.	3.350%	5/3/26	355	390
Chubb INA Holdings Inc.	6.700%	5/15/36	200	302
Chubb INA Holdings Inc.	4.150%	3/13/43	100	121
Chubb INA Holdings Inc.	4.350%	11/3/45	350	443
CI Financial Corp.	4.100%	6/15/51	350	365
Cincinnati Financial Corp.	6.920%	5/15/28	100	131
Cincinnati Financial Corp.	6.125%	11/1/34	75	102
Citigroup Inc.	2.700%	10/27/22	375	386
Citigroup Inc.	3.375%	3/1/23	150	157
Citigroup Inc.	3.500%	5/15/23	675	711
Citigroup Inc.	2.876%	7/24/23	450	461
Citigroup Inc.	3.875%	10/25/23	738	796
Citigroup Inc.	4.000%	8/5/24	125	136
Citigroup Inc.	0.776%	10/30/24	500	501
Citigroup Inc.	3.875%	3/26/25	350	384
Citigroup Inc.	3.352%	4/24/25	1,500	1,600
Citigroup Inc.	0.981%	5/1/25	225	226
Citigroup Inc.	4.400%	6/10/25	1,796	2,006
Citigroup Inc.	5.500%	9/13/25	75	87
Citigroup Inc.	3.700%	1/12/26	275	304
Citigroup Inc.	4.600%	3/9/26	275	313
Citigroup Inc.	3.200%	10/21/26	1,025	1,111
Citigroup Inc.	4.300%	11/20/26	75	85
Citigroup Inc.	4.450%	9/29/27	1,150	1,313
Citigroup Inc.	3.887%	1/10/28	475	529
Citigroup Inc.	3.668%	7/24/28	900	994
Citigroup Inc.	4.125%	7/25/28	100	113
Citigroup Inc.	3.520%	10/27/28	580	635
Citigroup Inc.	3.980%	3/20/30	475	539
Citigroup Inc.	2.976%	11/5/30	300	318
Citigroup Inc.	2.666%	1/29/31	500	517
Citigroup Inc.	4.412%	3/31/31	750	877
Citigroup Inc.	2.572%	6/3/31	500	514
Citigroup Inc.	6.625%	6/15/32	100	136
Citigroup Inc.	6.125%	8/25/36	75	104
Citigroup Inc.	3.878%	1/24/39	225	258
Citigroup Inc.	8.125%	7/15/39	562	971
Citigroup Inc.	5.316%	3/26/41	1,000	1,341
Citigroup Inc.	5.875%	1/30/42	100	144
Citigroup Inc.	5.300%	5/6/44	375	503
Citigroup Inc.	4.650%	7/30/45	200	258
Citigroup Inc.	4.750%	5/18/46	375	477
Citigroup Inc.	4.650%	7/23/48	450	589
Citizens Financial Group Inc.	2.850%	7/27/26	175	187

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citizens Financial Group Inc.	2.500%	2/6/30	200	205
	Citizens Financial Group Inc.	4.300%	2/11/31	357	400
	Citizens Financial Group Inc.	2.638%	9/30/32	125	125
	CME Group Inc.	3.000%	9/15/22	125	129
	CME Group Inc.	5.300%	9/15/43	200	287
	CNA Financial Corp.	3.950%	5/15/24	150	163
	CNA Financial Corp.	4.500%	3/1/26	125	142
	CNA Financial Corp.	3.450%	8/15/27	100	110
	CNA Financial Corp.	3.900%	5/1/29	100	112
	CNO Financial Group Inc.	5.250%	5/30/25	250	284
	Comerica Bank	4.000%	7/27/25	50	55
	Comerica Inc.	3.700%	7/31/23	200	213
[5]	Commonwealth Bank of Australia	2.750%	3/10/22	500	509
	Cooperatieve Rabobank UA	3.950%	11/9/22	125	131
	Cooperatieve Rabobank UA	4.625%	12/1/23	175	191
	Cooperatieve Rabobank UA	0.375%	1/12/24	250	249
	Cooperatieve Rabobank UA	3.375%	5/21/25	666	728
	Cooperatieve Rabobank UA	4.375%	8/4/25	600	669
	Cooperatieve Rabobank UA	3.750%	7/21/26	475	522
	Cooperatieve Rabobank UA	5.250%	5/24/41	100	138
	Cooperatieve Rabobank UA	5.750%	12/1/43	250	353
	Cooperatieve Rabobank UA	5.250%	8/4/45	350	469
	Credit Suisse AG	3.625%	9/9/24	575	624
[5]	Credit Suisse Group AG	3.574%	1/9/23	250	254
	Credit Suisse Group AG	3.800%	6/9/23	825	874
	Credit Suisse Group AG	3.750%	3/26/25	250	271
	Credit Suisse Group AG	4.550%	4/17/26	456	516
	Credit Suisse Group AG	4.875%	5/15/45	875	1,104
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	780
	Deutsche Bank AG	4.250%	10/14/21	600	607
	Deutsche Bank AG	3.300%	11/16/22	500	517
	Deutsche Bank AG	3.950%	2/27/23	300	315
	Deutsche Bank AG	3.700%	5/30/24	548	588
	Deutsche Bank AG	4.100%	1/13/26	100	110
	Deutsche Bank AG	1.686%	3/19/26	500	504
	Discover Bank	3.350%	2/6/23	150	156
	Discover Bank	4.200%	8/8/23	300	323
	Discover Bank	2.450%	9/12/24	150	157
	Discover Bank	3.450%	7/27/26	100	109
	Discover Bank	4.650%	9/13/28	250	293
	Discover Bank	2.700%	2/6/30	100	105
	Discover Financial Services	3.850%	11/21/22	200	210
	Discover Financial Services	3.950%	11/6/24	450	491
	Discover Financial Services	3.750%	3/4/25	183	200
	Discover Financial Services	4.500%	1/30/26	428	484
	Discover Financial Services	4.100%	2/9/27	250	280
	E*TRADE Financial Corp.	3.800%	8/24/27	75	83
	E*TRADE Financial Corp.	4.500%	6/20/28	65	75
	Eaton Vance Corp.	3.625%	6/15/23	50	53
	Eaton Vance Corp.	3.500%	4/6/27	100	109
	Enstar Group Ltd.	4.950%	6/1/29	395	454
	Equitable Holdings Inc.	3.900%	4/20/23	64	68
	Equitable Holdings Inc.	7.000%	4/1/28	75	97
	Equitable Holdings Inc.	4.350%	4/20/28	680	780
	Equitable Holdings Inc.	5.000%	4/20/48	350	446
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	126
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	50	58
Fairfax Financial Holdings Ltd.	4.625%	4/29/30	100	114
Fidelity National Financial Inc.	3.400%	6/15/30	100	108
Fidelity National Financial Inc.	2.450%	3/15/31	500	499
Fifth Third Bancorp	4.300%	1/16/24	275	298
Fifth Third Bancorp	3.650%	1/25/24	150	161
Fifth Third Bancorp	2.375%	1/28/25	349	366
Fifth Third Bancorp	2.550%	5/5/27	100	106
Fifth Third Bancorp	3.950%	3/14/28	75	86
Fifth Third Bancorp	8.250%	3/1/38	200	334
Fifth Third Bank NA	3.950%	7/28/25	200	224
Fifth Third Bank NA	3.850%	3/15/26	200	222
Fifth Third Bank NA	2.250%	2/1/27	250	262
First American Financial Corp.	4.600%	11/15/24	100	111
First Republic Bank	1.912%	2/12/24	250	255
First Republic Bank	4.375%	8/1/46	75	92
FirstMerit Bank NA	4.270%	11/25/26	150	169
Franklin Resources Inc.	2.800%	9/15/22	225	232
FS KKR Capital Corp.	4.625%	7/15/24	25	27
FS KKR Capital Corp.	4.125%	2/1/25	100	106
FS KKR Capital Corp.	3.400%	1/15/26	500	517
GATX Corp.	3.250%	3/30/25	125	134
GATX Corp.	3.250%	9/15/26	50	54
GATX Corp.	3.850%	3/30/27	175	193
GATX Corp.	3.500%	3/15/28	100	110
GATX Corp.	4.550%	11/7/28	150	175
GATX Corp.	4.700%	4/1/29	75	88
GATX Corp.	4.500%	3/30/45	50	58
GE Capital Funding LLC	3.450%	5/15/25	445	484
GE Capital Funding LLC	4.050%	5/15/27	400	453
GE Capital Funding LLC	4.400%	5/15/30	710	828
GE Capital Funding LLC	4.550%	5/15/32	200	239
GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	358	391
GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	2,168	2,604
Globe Life Inc.	3.800%	9/15/22	50	52
Globe Life Inc.	4.550%	9/15/28	80	94
Goldman Sachs Capital I	6.345%	2/15/34	225	315
Goldman Sachs Group Inc.	2.876%	10/31/22	555	559
Goldman Sachs Group Inc.	3.625%	1/22/23	400	420
Goldman Sachs Group Inc.	0.481%	1/27/23	650	650
Goldman Sachs Group Inc.	3.200%	2/23/23	450	469
Goldman Sachs Group Inc.	2.905%	7/24/23	500	513
Goldman Sachs Group Inc.	3.625%	2/20/24	300	322
Goldman Sachs Group Inc.	4.000%	3/3/24	475	516
Goldman Sachs Group Inc.	3.850%	7/8/24	586	634
Goldman Sachs Group Inc.	0.657%	9/10/24	200	200
Goldman Sachs Group Inc.	3.500%	1/23/25	1,332	1,440
Goldman Sachs Group Inc.	3.500%	4/1/25	50	54
Goldman Sachs Group Inc.	3.750%	5/22/25	825	903
Goldman Sachs Group Inc.	3.272%	9/29/25	550	588
Goldman Sachs Group Inc.	4.250%	10/21/25	200	224
Goldman Sachs Group Inc.	3.750%	2/25/26	200	221
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,359
Goldman Sachs Group Inc.	1.093%	12/9/26	500	492
Goldman Sachs Group Inc.	5.950%	1/15/27	400	487
Goldman Sachs Group Inc.	3.850%	1/26/27	350	386
Goldman Sachs Group Inc.	1.542%	9/10/27	200	199
Goldman Sachs Group Inc.	3.691%	6/5/28	625	690
Goldman Sachs Group Inc.	3.814%	4/23/29	450	503
Goldman Sachs Group Inc.	4.223%	5/1/29	475	542
Goldman Sachs Group Inc.	3.800%	3/15/30	1,250	1,406
Goldman Sachs Group Inc.	1.992%	1/27/32	1,550	1,505

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Goldman Sachs Group Inc.	6.450%	5/1/36	50	71
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,420
Goldman Sachs Group Inc.	4.017%	10/31/38	405	475
Goldman Sachs Group Inc.	4.411%	4/23/39	500	609
Goldman Sachs Group Inc.	6.250%	2/1/41	675	1,000
Goldman Sachs Group Inc.	3.210%	4/22/42	1,030	1,078
Goldman Sachs Group Inc.	4.800%	7/8/44	360	470
Goldman Sachs Group Inc.	5.150%	5/22/45	475	633
Goldman Sachs Group Inc.	4.750%	10/21/45	150	196
Hanover Insurance Group Inc.	4.500%	4/15/26	100	113
Hartford Financial Services Group Inc.	2.800%	8/19/29	350	369
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	68
Hartford Financial Services Group Inc.	6.100%	10/1/41	100	143
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	208
Hartford Financial Services Group Inc.	3.600%	8/19/49	125	137
HSBC Bank USA NA	7.000%	1/15/39	250	389
HSBC Holdings plc	3.600%	5/25/23	200	212
HSBC Holdings plc	3.033%	11/22/23	200	207
HSBC Holdings plc	4.250%	3/14/24	250	271
HSBC Holdings plc	3.950%	5/18/24	1,300	1,381
HSBC Holdings plc	3.803%	3/11/25	1,075	1,156
HSBC Holdings plc	4.250%	8/18/25	150	166
HSBC Holdings plc	2.633%	11/7/25	200	210
HSBC Holdings plc	4.300%	3/8/26	1,100	1,242
HSBC Holdings plc	1.645%	4/18/26	1,000	1,013
HSBC Holdings plc	3.900%	5/25/26	450	500
HSBC Holdings plc	2.099%	6/4/26	1,700	1,749
HSBC Holdings plc	4.292%	9/12/26	500	556
HSBC Holdings plc	4.375%	11/23/26	350	395
HSBC Holdings plc	1.589%	5/24/27	500	501
HSBC Holdings plc	4.041%	3/13/28	400	444
HSBC Holdings plc	4.583%	6/19/29	400	462
HSBC Holdings plc	4.950%	3/31/30	550	664
HSBC Holdings plc	3.973%	5/22/30	570	638
HSBC Holdings plc	7.625%	5/17/32	100	141
HSBC Holdings plc	7.350%	11/27/32	100	138
HSBC Holdings plc	6.500%	5/2/36	600	827
HSBC Holdings plc	6.500%	9/15/37	50	70
HSBC Holdings plc	6.800%	6/1/38	200	288
HSBC Holdings plc	5.250%	3/14/44	750	973
HSBC USA Inc.	3.500%	6/23/24	150	162
Huntington Bancshares Inc.	2.550%	2/4/30	250	261
Huntington National Bank	2.500%	8/7/22	200	204
Huntington National Bank	1.800%	2/3/23	275	281
Huntington National Bank	3.550%	10/6/23	250	266
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	250	257
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	250	277
ING Groep NV	4.100%	10/2/23	300	323
ING Groep NV	3.550%	4/9/24	200	215
ING Groep NV	3.950%	3/29/27	300	337
ING Groep NV	4.550%	10/2/28	200	235
ING Groep NV	4.050%	4/9/29	200	228
Intercontinental Exchange Inc.	2.350%	9/15/22	100	102
Intercontinental Exchange Inc.	4.000%	10/15/23	150	162
Intercontinental Exchange Inc.	3.750%	12/1/25	300	332
Intercontinental Exchange Inc.	3.100%	9/15/27	150	163
Intercontinental Exchange Inc.	3.750%	9/21/28	75	84
Intercontinental Exchange Inc.	2.100%	6/15/30	750	746
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intercontinental Exchange Inc.	2.650%	9/15/40	500	479
Intercontinental Exchange Inc.	4.250%	9/21/48	175	207
Intercontinental Exchange Inc.	3.000%	6/15/50	60	59
Intercontinental Exchange Inc.	3.000%	9/15/60	300	289
International Finance Corp.	5.875%	8/15/22	160	169
Invesco Finance plc	3.125%	11/30/22	175	182
Invesco Finance plc	4.000%	1/30/24	450	488
Invesco Finance plc	3.750%	1/15/26	170	188
Invesco Finance plc	5.375%	11/30/43	75	98
Janus Capital Group Inc.	4.875%	8/1/25	75	85
Jefferies Financial Group Inc.	5.500%	10/18/23	150	161
Jefferies Group LLC	5.125%	1/20/23	100	107
Jefferies Group LLC	6.450%	6/8/27	50	62
Jefferies Group LLC	6.250%	1/15/36	75	100
Jefferies Group LLC	6.500%	1/20/43	75	104
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.850%	1/15/27	200	233
Jefferies Group LLC / Jefferies Group Capital Finance Inc.	4.150%	1/23/30	300	337
JPMorgan Chase & Co.	3.250%	9/23/22	750	777
JPMorgan Chase & Co.	2.972%	1/15/23	370	375
JPMorgan Chase & Co.	3.200%	1/25/23	750	783
JPMorgan Chase & Co.	3.375%	5/1/23	300	316
JPMorgan Chase & Co.	2.700%	5/18/23	250	260
JPMorgan Chase & Co.	3.875%	2/1/24	445	482
JPMorgan Chase & Co.	3.559%	4/23/24	485	511
JPMorgan Chase & Co.	3.625%	5/13/24	526	570
JPMorgan Chase & Co.	1.514%	6/1/24	1,640	1,671
JPMorgan Chase & Co.	3.797%	7/23/24	175	186
JPMorgan Chase & Co.	3.875%	9/10/24	575	627
JPMorgan Chase & Co.	0.653%	9/16/24	1,100	1,101
JPMorgan Chase & Co.	4.023%	12/5/24	300	324
JPMorgan Chase & Co.	3.125%	1/23/25	400	429
JPMorgan Chase & Co.	0.563%	2/16/25	500	497
JPMorgan Chase & Co.	3.220%	3/1/25	600	637
JPMorgan Chase & Co.	0.824%	6/1/25	850	848
JPMorgan Chase & Co.	0.969%	6/23/25	375	375
JPMorgan Chase & Co.	3.900%	7/15/25	362	400
JPMorgan Chase & Co.	2.301%	10/15/25	700	728
JPMorgan Chase & Co.	3.300%	4/1/26	685	749
JPMorgan Chase & Co.	2.083%	4/22/26	500	517
JPMorgan Chase & Co.	3.200%	6/15/26	300	327
JPMorgan Chase & Co.	2.950%	10/1/26	875	943
JPMorgan Chase & Co.	4.125%	12/15/26	450	509
JPMorgan Chase & Co.	3.960%	1/29/27	500	557
JPMorgan Chase & Co.	1.578%	4/22/27	500	503
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,099
JPMorgan Chase & Co.	3.782%	2/1/28	625	694
JPMorgan Chase & Co.	3.540%	5/1/28	350	384
JPMorgan Chase & Co.	3.509%	1/23/29	575	634
JPMorgan Chase & Co.	4.005%	4/23/29	300	340
JPMorgan Chase & Co.	2.069%	6/1/29	625	630
JPMorgan Chase & Co.	4.203%	7/23/29	250	287
JPMorgan Chase & Co.	4.452%	12/5/29	300	351
JPMorgan Chase & Co.	3.702%	5/6/30	300	336
JPMorgan Chase & Co.	2.739%	10/15/30	1,500	1,573
JPMorgan Chase & Co.	4.493%	3/24/31	1,050	1,244
JPMorgan Chase & Co.	2.522%	4/22/31	2,000	2,055
JPMorgan Chase & Co.	2.956%	5/13/31	500	525
JPMorgan Chase & Co.	1.764%	11/19/31	500	480
JPMorgan Chase & Co.	2.580%	4/22/32	500	514
JPMorgan Chase & Co.	6.400%	5/15/38	450	662
JPMorgan Chase & Co.	3.882%	7/24/38	500	576
JPMorgan Chase & Co.	5.500%	10/15/40	650	890
JPMorgan Chase & Co.	3.109%	4/22/41	500	518

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
JPMorgan Chase & Co.	5.600%	7/15/41	275	385
JPMorgan Chase & Co.	5.400%	1/6/42	150	206
JPMorgan Chase & Co.	3.157%	4/22/42	450	469
JPMorgan Chase & Co.	5.625%	8/16/43	300	424
JPMorgan Chase & Co.	4.950%	6/1/45	100	132
JPMorgan Chase & Co.	4.260%	2/22/48	375	456
JPMorgan Chase & Co.	4.032%	7/24/48	500	589
JPMorgan Chase & Co.	3.964%	11/15/48	1,000	1,172
JPMorgan Chase & Co.	3.897%	1/23/49	400	465
JPMorgan Chase & Co.	3.109%	4/22/51	500	518
JPMorgan Chase & Co.	3.328%	4/22/52	745	795
Kemper Corp.	4.350%	2/15/25	40	44
KeyBank NA	2.300%	9/14/22	200	205
KeyBank NA	3.375%	3/7/23	250	263
KeyBank NA	0.423%	1/3/24	500	500
KeyBank NA	3.300%	6/1/25	403	440
KeyCorp	4.150%	10/29/25	150	169
KeyCorp	4.100%	4/30/28	600	693
KeyCorp	2.550%	10/1/29	150	157
Lazard Group LLC	3.750%	2/13/25	50	55
Lazard Group LLC	3.625%	3/1/27	100	109
Lazard Group LLC	4.500%	9/19/28	100	116
Legg Mason Inc.	4.750%	3/15/26	100	116
Legg Mason Inc.	5.625%	1/15/44	120	168
Lincoln National Corp.	4.000%	9/1/23	50	54
Lincoln National Corp.	3.350%	3/9/25	13	14
Lincoln National Corp.	3.625%	12/12/26	75	83
Lincoln National Corp.	3.800%	3/1/28	100	112
Lincoln National Corp.	3.050%	1/15/30	350	373
Lincoln National Corp.	6.300%	10/9/37	75	105
Lincoln National Corp.	7.000%	6/15/40	160	246
Lloyds Banking Group plc	4.050%	8/16/23	900	965
Lloyds Banking Group plc	2.907%	11/7/23	400	412
Lloyds Banking Group plc	3.900%	3/12/24	200	217
Lloyds Banking Group plc	4.450%	5/8/25	200	224
Lloyds Banking Group plc	4.582%	12/10/25	700	787
Lloyds Banking Group plc	4.650%	3/24/26	575	650
Lloyds Banking Group plc	3.750%	1/11/27	200	221
Lloyds Banking Group plc	4.375%	3/22/28	250	287
Lloyds Banking Group plc	4.550%	8/16/28	200	233
Lloyds Banking Group plc	3.574%	11/7/28	200	218
Lloyds Banking Group plc	5.300%	12/1/45	450	593
Lloyds Banking Group plc	4.344%	1/9/48	275	322
Loews Corp.	2.625%	5/15/23	75	78
Loews Corp.	6.000%	2/1/35	50	68
Loews Corp.	4.125%	5/15/43	350	415
M&T Bank Corp.	3.550%	7/26/23	200	212
Manufacturers & Traders Trust Co.	2.900%	2/6/25	160	171
Manulife Financial Corp.	4.150%	3/4/26	175	198
Manulife Financial Corp.	4.061%	2/24/32	190	210
Manulife Financial Corp.	5.375%	3/4/46	200	281
Markel Corp.	4.900%	7/1/22	125	130
Markel Corp.	3.500%	11/1/27	50	55
Markel Corp.	3.350%	9/17/29	75	82
Markel Corp.	4.300%	11/1/47	50	59
Markel Corp.	5.000%	5/20/49	150	194
Markel Corp.	4.150%	9/17/50	200	231
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	75	78
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	108
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	109
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	111
Marsh & McLennan Cos. Inc.	2.250%	11/15/30	710	719
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	250	321
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	100	125
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	200	247
Mercury General Corp.	4.400%	3/15/27	75	85
MetLife Inc.	3.048%	12/15/22	225	232
MetLife Inc.	3.600%	4/10/24	175	189
MetLife Inc.	3.000%	3/1/25	250	269
MetLife Inc.	3.600%	11/13/25	400	442
MetLife Inc.	4.550%	3/23/30	500	600
MetLife Inc.	6.500%	12/15/32	175	248
MetLife Inc.	6.375%	6/15/34	100	143
MetLife Inc.	5.875%	2/6/41	590	851
MetLife Inc.	4.125%	8/13/42	175	209
MetLife Inc.	4.875%	11/13/43	205	270
MetLife Inc.	4.721%	12/15/44	63	82
MetLife Inc.	4.600%	5/13/46	150	194
MetLife Inc.	6.400%	12/15/66	210	269
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	675	691
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	308
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	300	315
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	740	790
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	104
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	200	214
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	200	212
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	250	274
Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	2,000	2,022
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	587
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	266
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	559
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	275
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	200	227
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	200	230
Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	200	225
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	175	189
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	50	52
Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	500	499
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	50	61
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	200	228
Mizuho Financial Group Inc.	3.549%	3/5/23	200	210
Mizuho Financial Group Inc.	2.721%	7/16/23	300	307
Mizuho Financial Group Inc.	3.922%	9/11/24	200	214
Mizuho Financial Group Inc.	2.839%	7/16/25	375	396
Mizuho Financial Group Inc.	2.555%	9/13/25	100	105
Mizuho Financial Group Inc.	3.663%	2/28/27	250	277
Mizuho Financial Group Inc.	4.018%	3/5/28	325	371
Mizuho Financial Group Inc.	4.254%	9/11/29	400	461
Mizuho Financial Group Inc.	3.153%	7/16/30	500	539

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Mizuho Financial Group Inc.	2.869%	9/13/30	100	105
Mizuho Financial Group Inc.	2.172%	5/22/32	500	497
Morgan Stanley	4.875%	11/1/22	425	450
Morgan Stanley	3.125%	1/23/23	250	261
Morgan Stanley	3.750%	2/25/23	675	711
Morgan Stanley	0.560%	11/10/23	500	501
Morgan Stanley	0.529%	1/25/24	800	800
Morgan Stanley	0.731%	4/5/24	525	526
Morgan Stanley	3.737%	4/24/24	750	793
Morgan Stanley	3.875%	4/29/24	545	593
Morgan Stanley	3.700%	10/23/24	650	709
Morgan Stanley	0.790%	5/30/25	200	199
Morgan Stanley	4.000%	7/23/25	330	367
Morgan Stanley	5.000%	11/24/25	650	750
Morgan Stanley	3.875%	1/27/26	225	251
Morgan Stanley	2.188%	4/28/26	1,000	1,039
Morgan Stanley	3.125%	7/27/26	700	758
Morgan Stanley	6.250%	8/9/26	425	526
Morgan Stanley	4.350%	9/8/26	400	453
Morgan Stanley	0.985%	12/10/26	500	493
Morgan Stanley	3.625%	1/20/27	250	277
Morgan Stanley	3.950%	4/23/27	325	363
Morgan Stanley	1.593%	5/4/27	525	529
Morgan Stanley	3.591%	7/22/28	935	1,036
Morgan Stanley	3.772%	1/24/29	575	646
Morgan Stanley	4.431%	1/23/30	550	645
Morgan Stanley	2.699%	1/22/31	1,750	1,833
Morgan Stanley	3.622%	4/1/31	600	670
Morgan Stanley	1.794%	2/13/32	500	481
Morgan Stanley	7.250%	4/1/32	150	218
Morgan Stanley	1.928%	4/28/32	200	195
Morgan Stanley	3.971%	7/22/38	375	440
Morgan Stanley	4.457%	4/22/39	250	308
Morgan Stanley	3.217%	4/22/42	325	344
Morgan Stanley	6.375%	7/24/42	600	920
Morgan Stanley	4.300%	1/27/45	650	806
Morgan Stanley	5.597%	3/24/51	500	745
Morgan Stanley	2.802%	1/25/52	300	295
MUFG Americas Holdings Corp.	3.000%	2/10/25	80	85
Nasdaq Inc.	4.250%	6/1/24	125	137
Nasdaq Inc.	3.850%	6/30/26	100	111
Nasdaq Inc.	1.650%	1/15/31	500	472
Nasdaq Inc.	2.500%	12/21/40	200	186
Nasdaq Inc.	3.250%	4/28/50	35	35
National Australia Bank Ltd.	3.000%	1/20/23	250	260
National Australia Bank Ltd.	3.625%	6/20/23	250	266
National Australia Bank Ltd.	3.375%	1/14/26	100	110
National Australia Bank Ltd.	2.500%	7/12/26	200	213
National Bank of Canada	2.100%	2/1/23	200	205
Natwest Group plc	3.875%	9/12/23	600	641
Natwest Group plc	6.000%	12/19/23	60	67
Natwest Group plc	5.125%	5/28/24	300	333
Natwest Group plc	4.519%	6/25/24	300	322
Natwest Group plc	4.892%	5/18/29	1,000	1,171
Natwest Group plc	5.076%	1/27/30	200	237
Natwest Group plc	4.445%	5/8/30	700	802
Nippon Life Insurance Co.	3.375%	5/8/32	50	54
Nomura Holdings Inc.	2.648%	1/16/25	170	179
Nomura Holdings Inc.	1.851%	7/16/25	300	306
Nomura Holdings Inc.	3.103%	1/16/30	400	420
Nomura Holdings Inc.	2.679%	7/16/30	250	254
Northern Trust Corp.	3.950%	10/30/25	150	169
Northern Trust Corp.	3.650%	8/3/28	100	113
Oaktree Specialty Lending Corp.	3.500%	2/25/25	40	42
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Old Republic International Corp.	4.875%	10/1/24	121	135
Old Republic International Corp.	3.875%	8/26/26	100	112
Old Republic International Corp.	3.850%	6/11/51	200	212
ORIX Corp.	2.900%	7/18/22	50	51
ORIX Corp.	3.250%	12/4/24	75	81
ORIX Corp.	3.700%	7/18/27	200	223
Owl Rock Capital Corp.	5.250%	4/15/24	25	27
Owl Rock Capital Corp.	4.000%	3/30/25	47	50
Owl Rock Capital Corp.	3.750%	7/22/25	180	191
Owl Rock Capital Corp.	2.625%	1/15/27	200	201
PartnerRe Finance B LLC	3.700%	7/2/29	95	106
People's United Bank NA	4.000%	7/15/24	100	107
People's United Financial Inc.	3.650%	12/6/22	100	104
PNC Bank NA	2.450%	7/28/22	100	102
PNC Bank NA	2.700%	11/1/22	450	463
PNC Bank NA	2.028%	12/9/22	145	146
PNC Bank NA	3.300%	10/30/24	706	766
PNC Bank NA	2.950%	2/23/25	293	314
PNC Bank NA	3.250%	6/1/25	169	184
PNC Bank NA	3.100%	10/25/27	250	274
PNC Bank NA	3.250%	1/22/28	150	166
PNC Bank NA	4.050%	7/26/28	250	289
PNC Bank NA	2.700%	10/22/29	150	159
PNC Financial Services Group Inc.	3.500%	1/23/24	100	107
PNC Financial Services Group Inc.	3.900%	4/29/24	125	136
PNC Financial Services Group Inc.	3.150%	5/19/27	450	492
PNC Financial Services Group Inc.	3.450%	4/23/29	500	560
PNC Financial Services Group Inc.	2.550%	1/22/30	425	447
Primerica Inc.	4.750%	7/15/22	125	130
Principal Financial Group Inc.	3.300%	9/15/22	50	52
Principal Financial Group Inc.	3.125%	5/15/23	100	105
Principal Financial Group Inc.	3.400%	5/15/25	128	139
Principal Financial Group Inc.	3.100%	11/15/26	100	108
Principal Financial Group Inc.	4.625%	9/15/42	50	62
Principal Financial Group Inc.	4.350%	5/15/43	150	181
Principal Financial Group Inc.	4.300%	11/15/46	195	236
Private Export Funding Corp.	1.750%	11/15/24	75	77
Private Export Funding Corp.	1.400%	7/15/28	175	175
Progressive Corp.	2.450%	1/15/27	150	159
Progressive Corp.	6.625%	3/1/29	125	165
Progressive Corp.	4.350%	4/25/44	50	62
Progressive Corp.	4.125%	4/15/47	290	356
Progressive Corp.	4.200%	3/15/48	115	143
Progressive Corp.	3.950%	3/26/50	180	218
Prospect Capital Corp.	5.875%	3/15/23	8	8
Prospect Capital Corp.	3.364%	11/15/26	200	200
Prudential Financial Inc.	3.500%	5/15/24	125	135
Prudential Financial Inc.	3.878%	3/27/28	250	286
Prudential Financial Inc.	5.750%	7/15/33	100	132
Prudential Financial Inc.	5.700%	12/14/36	125	172
Prudential Financial Inc.	6.625%	12/1/37	65	96
Prudential Financial Inc.	3.000%	3/10/40	50	51
Prudential Financial Inc.	6.625%	6/21/40	65	98
Prudential Financial Inc.	5.875%	9/15/42	125	132
Prudential Financial Inc.	5.625%	6/15/43	375	404
Prudential Financial Inc.	5.100%	8/15/43	50	60

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prudential Financial Inc.	5.200%	3/15/44	85	92
Prudential Financial Inc.	4.600%	5/15/44	525	670
Prudential Financial Inc.	5.375%	5/15/45	250	277
Prudential Financial Inc.	3.905%	12/7/47	182	211
Prudential Financial Inc.	5.700%	9/15/48	250	293
Prudential Financial Inc.	3.935%	12/7/49	363	426
Prudential Financial Inc.	4.350%	2/25/50	210	263
Prudential Financial Inc.	3.700%	10/1/50	200	209
Prudential plc	3.125%	4/14/30	200	215
Raymond James Financial Inc.	4.650%	4/1/30	55	66
Raymond James Financial Inc.	4.950%	7/15/46	210	272
Raymond James Financial Inc.	3.750%	4/1/51	500	549
Regions Bank	6.450%	6/26/37	250	354
Regions Financial Corp.	3.800%	8/14/23	200	213
Regions Financial Corp.	2.250%	5/18/25	100	104
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
Reinsurance Group of America Inc.	3.900%	5/15/29	50	56
RenaissanceRe Finance Inc.	3.700%	4/1/25	10	11
RenaissanceRe Finance Inc.	3.450%	7/1/27	75	82
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	75	83
Royal Bank of Canada	1.950%	1/17/23	150	154
Royal Bank of Canada	1.600%	4/17/23	800	817
Royal Bank of Canada	3.700%	10/5/23	100	107
Royal Bank of Canada	0.425%	1/19/24	500	498
Royal Bank of Canada	2.550%	7/16/24	200	211
Royal Bank of Canada	2.250%	11/1/24	650	681
Royal Bank of Canada	4.650%	1/27/26	898	1,029
Royal Bank of Canada	1.200%	4/27/26	200	200
Santander Holdings USA Inc.	3.400%	1/18/23	115	120
Santander Holdings USA Inc.	4.500%	7/17/25	1,125	1,248
Santander Holdings USA Inc.	3.244%	10/5/26	900	962
Santander Holdings USA Inc.	4.400%	7/13/27	250	280
Santander UK Group Holdings plc	3.571%	1/10/23	200	203
Santander UK Group Holdings plc	1.532%	8/21/26	600	601
Santander UK Group Holdings plc	1.673%	6/14/27	400	399
Santander UK Group Holdings plc	3.823%	11/3/28	200	220
Santander UK plc	2.100%	1/13/23	325	333
Santander UK plc	4.000%	3/13/24	200	218
Santander UK plc	2.875%	6/18/24	200	212
Selective Insurance Group Inc.	5.375%	3/1/49	50	63
Sixth Street Specialty Lending Inc.	3.875%	11/1/24	50	53
Sompo International Holdings Ltd.	4.700%	10/15/22	100	105
State Street Corp.	3.100%	5/15/23	400	420
State Street Corp.	3.700%	11/20/23	83	90
State Street Corp.	3.776%	12/3/24	200	216
State Street Corp.	3.300%	12/16/24	227	247
State Street Corp.	3.550%	8/18/25	200	222
State Street Corp.	2.354%	11/1/25	125	131
State Street Corp.	2.650%	5/19/26	125	134
State Street Corp.	4.141%	12/3/29	200	234
State Street Corp.	2.400%	1/24/30	150	157
State Street Corp.	3.031%	11/1/34	125	133
Stifel Financial Corp.	4.250%	7/18/24	150	165
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	258
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	107
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	271
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	269
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	205
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	200	206
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	250	261
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	200	213
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	200	216
Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	950	947
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	375	396
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	320	334
Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,500	1,517
Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	200	198
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	167
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	133
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	189
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	200	220
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	765
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	300	332
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	100	114
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	475	509
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	150	160
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	370	389
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	200	194
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	200	187
SVB Financial Group	3.500%	1/29/25	100	108
SVB Financial Group	2.100%	5/15/28	225	228
SVB Financial Group	3.125%	6/5/30	50	53
Swiss Re America Holding Corp.	7.000%	2/15/26	75	94
Synchrony Financial	2.850%	7/25/22	75	77
Synchrony Financial	4.250%	8/15/24	250	273
Synchrony Financial	4.500%	7/23/25	426	477
Synchrony Financial	3.700%	8/4/26	125	137
Synchrony Financial	3.950%	12/1/27	300	334
Synovus Financial Corp.	3.125%	11/1/22	50	51
TD Ameritrade Holding Corp.	3.625%	4/1/25	384	420
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	137
TD Ameritrade Holding Corp.	2.750%	10/1/29	50	54
Toronto-Dominion Bank	1.900%	12/1/22	225	230
Toronto-Dominion Bank	0.750%	6/12/23	1,500	1,511
Toronto-Dominion Bank	3.250%	3/11/24	400	428
Toronto-Dominion Bank	2.650%	6/12/24	500	529
Toronto-Dominion Bank	1.150%	6/12/25	200	201
Toronto-Dominion Bank	0.750%	1/6/26	200	197
Travelers Cos. Inc.	6.250%	6/15/37	150	221
Travelers Cos. Inc.	4.300%	8/25/45	150	187

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.000%	5/30/47	225	273
	Travelers Cos. Inc.	4.100%	3/4/49	200	247
	Travelers Cos. Inc.	2.550%	4/27/50	500	482
	Trinity Acquisition plc	4.400%	3/15/26	100	113
	Truist Bank	3.502%	8/2/22	250	251
	Truist Bank	1.250%	3/9/23	1,000	1,015
	Truist Bank	3.200%	4/1/24	500	535
	Truist Bank	3.689%	8/2/24	250	267
	Truist Bank	2.150%	12/6/24	250	261
	Truist Bank	3.625%	9/16/25	500	550
	Truist Bank	3.300%	5/15/26	200	219
	Truist Financial Corp.	3.750%	12/6/23	250	269
	Truist Financial Corp.	3.700%	6/5/25	175	193
	Truist Financial Corp.	1.200%	8/5/25	200	202
	Truist Financial Corp.	1.125%	8/3/27	500	488
	Truist Financial Corp.	3.875%	3/19/29	200	228
	Truist Financial Corp.	1.887%	6/7/29	500	503
	Truist Financial Corp.	1.950%	6/5/30	100	100
	U.S. Bancorp	3.700%	1/30/24	150	162
	U.S. Bancorp	3.375%	2/5/24	500	535
	U.S. Bancorp	3.950%	11/17/25	25	28
	U.S. Bancorp	3.100%	4/27/26	300	327
	U.S. Bancorp	2.375%	7/22/26	25	26
	U.S. Bancorp	3.150%	4/27/27	275	301
	U.S. Bancorp	3.900%	4/26/28	75	86
	U.S. Bancorp	3.000%	7/30/29	240	260
	U.S. Bank NA	1.950%	1/9/23	300	307
	U.S. Bank NA	2.850%	1/23/23	250	259
	U.S. Bank NA	3.400%	7/24/23	250	265
	U.S. Bank NA	2.050%	1/21/25	175	183
	U.S. Bank NA	2.800%	1/27/25	625	668
[5]	UBS Group AG	3.126%	8/13/30	50	54
	Unum Group	4.000%	3/15/24	125	135
	Unum Group	4.000%	6/15/29	80	90
	Unum Group	5.750%	8/15/42	75	94
	Unum Group	4.500%	12/15/49	100	107
	Voya Financial Inc.	3.125%	7/15/24	100	107
	Voya Financial Inc.	3.650%	6/15/26	250	277
	Voya Financial Inc.	5.700%	7/15/43	75	103
	Voya Financial Inc.	4.800%	6/15/46	40	51
	Voya Financial Inc.	4.700%	1/23/48	100	105
	Wachovia Corp.	6.605%	10/1/25	265	321
	Wells Fargo & Co.	3.450%	2/13/23	350	367
	Wells Fargo & Co.	3.750%	1/24/24	200	215
	Wells Fargo & Co.	1.654%	6/2/24	1,500	1,532
	Wells Fargo & Co.	3.000%	2/19/25	425	455
	Wells Fargo & Co.	2.406%	10/30/25	600	628
	Wells Fargo & Co.	2.164%	2/11/26	500	519
	Wells Fargo & Co.	3.000%	4/22/26	1,275	1,371
	Wells Fargo & Co.	4.100%	6/3/26	725	814
	Wells Fargo & Co.	3.000%	10/23/26	675	728
	Wells Fargo & Co.	4.300%	7/22/27	475	541
	Wells Fargo & Co.	3.584%	5/22/28	500	550
	Wells Fargo & Co.	4.150%	1/24/29	200	230
	Wells Fargo & Co.	2.879%	10/30/30	1,300	1,377
	Wells Fargo & Co.	4.478%	4/4/31	1,250	1,478
	Wells Fargo & Co.	3.068%	4/30/41	600	615
	Wells Fargo & Co.	5.375%	11/2/43	1,000	1,339
	Wells Fargo & Co.	5.606%	1/15/44	600	821
	Wells Fargo & Co.	4.650%	11/4/44	325	400
	Wells Fargo & Co.	3.900%	5/1/45	250	293
	Wells Fargo & Co.	4.900%	11/17/45	250	320
	Wells Fargo & Co.	4.400%	6/14/46	300	362
	Wells Fargo & Co.	4.750%	12/7/46	350	442
	Wells Fargo & Co.	5.013%	4/4/51	1,750	2,397
	Wells Fargo Bank NA	3.550%	8/14/23	750	798
	Wells Fargo Bank NA	5.950%	8/26/36	200	274
	Wells Fargo Bank NA	5.850%	2/1/37	300	412
	Wells Fargo Bank NA	6.600%	1/15/38	225	332
	Westpac Banking Corp.	2.750%	1/11/23	200	207
	Westpac Banking Corp.	2.000%	1/13/23	150	154
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Westpac Banking Corp.	3.650%	5/15/23	75	80
Westpac Banking Corp.	3.300%	2/26/24	250	268
Westpac Banking Corp.	2.350%	2/19/25	200	210
Westpac Banking Corp.	2.850%	5/13/26	200	216
Westpac Banking Corp.	1.150%	6/3/26	218	218
Westpac Banking Corp.	2.700%	8/19/26	175	188
Westpac Banking Corp.	3.350%	3/8/27	250	276
Westpac Banking Corp.	2.650%	1/16/30	150	161
Westpac Banking Corp.	2.894%	2/4/30	425	441
Westpac Banking Corp.	4.322%	11/23/31	500	556
Westpac Banking Corp.	4.110%	7/24/34	25	27
Westpac Banking Corp.	2.668%	11/15/35	315	310
Westpac Banking Corp.	4.421%	7/24/39	600	709
Westpac Banking Corp.	2.963%	11/16/40	200	196
Willis North America Inc.	3.600%	5/15/24	125	134
Willis North America Inc.	4.500%	9/15/28	100	116
Willis North America Inc.	2.950%	9/15/29	440	463
Willis North America Inc.	5.050%	9/15/48	50	66
Willis North America Inc.	3.875%	9/15/49	90	102
XLIT Ltd.	4.450%	3/31/25	189	212
XLIT Ltd.	5.500%	3/31/45	100	136
Zions Bancorp NA	3.250%	10/29/29	250	262
				368,203
Health Care (3.3%)
Abbott Laboratories	3.400%	11/30/23	316	337
Abbott Laboratories	3.750%	11/30/26	367	415
Abbott Laboratories	1.150%	1/30/28	100	98
Abbott Laboratories	1.400%	6/30/30	150	145
Abbott Laboratories	4.750%	11/30/36	375	483
Abbott Laboratories	5.300%	5/27/40	250	347
Abbott Laboratories	4.750%	4/15/43	175	232
Abbott Laboratories	4.900%	11/30/46	700	955
AbbVie Inc.	3.250%	10/1/22	300	308
AbbVie Inc.	2.900%	11/6/22	800	827
AbbVie Inc.	3.200%	11/6/22	275	284
AbbVie Inc.	2.300%	11/21/22	625	642
AbbVie Inc.	2.800%	3/15/23	100	103
AbbVie Inc.	2.850%	5/14/23	200	208
AbbVie Inc.	3.750%	11/14/23	250	268
AbbVie Inc.	3.850%	6/15/24	200	217
AbbVie Inc.	2.600%	11/21/24	750	791
AbbVie Inc.	3.800%	3/15/25	590	645
AbbVie Inc.	3.600%	5/14/25	911	995
AbbVie Inc.	3.200%	5/14/26	976	1,058
AbbVie Inc.	2.950%	11/21/26	740	796
AbbVie Inc.	4.250%	11/14/28	350	406
AbbVie Inc.	3.200%	11/21/29	1,130	1,226
AbbVie Inc.	4.550%	3/15/35	350	424
AbbVie Inc.	4.500%	5/14/35	495	598
AbbVie Inc.	4.300%	5/14/36	190	225
AbbVie Inc.	4.050%	11/21/39	825	958
AbbVie Inc.	4.625%	10/1/42	190	235
AbbVie Inc.	4.400%	11/6/42	501	609
AbbVie Inc.	4.850%	6/15/44	230	292
AbbVie Inc.	4.750%	3/15/45	200	251
AbbVie Inc.	4.700%	5/14/45	602	751
AbbVie Inc.	4.450%	5/14/46	455	551
AbbVie Inc.	4.875%	11/14/48	550	713
AbbVie Inc.	4.250%	11/21/49	1,025	1,229
Adventist Health System	2.952%	3/1/29	100	105
Adventist Health System	3.630%	3/1/49	100	109
Advocate Health & Hospitals Corp.	3.829%	8/15/28	50	57
Advocate Health & Hospitals Corp.	2.211%	6/15/30	25	25
Advocate Health & Hospitals Corp.	4.272%	8/15/48	100	126
Advocate Health & Hospitals Corp.	3.387%	10/15/49	75	83
Advocate Health & Hospitals Corp.	3.008%	6/15/50	75	77
Aetna Inc.	2.750%	11/15/22	200	205

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aetna Inc.	2.800%	6/15/23	125	130
	Aetna Inc.	3.500%	11/15/24	125	135
	Aetna Inc.	6.625%	6/15/36	130	189
	Aetna Inc.	6.750%	12/15/37	100	148
	Aetna Inc.	4.500%	5/15/42	75	90
	Aetna Inc.	4.125%	11/15/42	75	86
	Aetna Inc.	3.875%	8/15/47	300	337
	Agilent Technologies Inc.	3.875%	7/15/23	100	106
	Agilent Technologies Inc.	3.050%	9/22/26	75	81
	Agilent Technologies Inc.	2.750%	9/15/29	100	105
	Agilent Technologies Inc.	2.100%	6/4/30	100	99
	AHS Hospital Corp.	5.024%	7/1/45	75	103
	AHS Hospital Corp.	2.780%	7/1/51	150	148
[2]	Allina Health System	3.887%	4/15/49	75	87
	AmerisourceBergen Corp.	3.400%	5/15/24	175	187
	AmerisourceBergen Corp.	3.250%	3/1/25	50	54
	AmerisourceBergen Corp.	3.450%	12/15/27	275	300
	AmerisourceBergen Corp.	2.700%	3/15/31	300	308
	AmerisourceBergen Corp.	4.300%	12/15/47	175	204
	Amgen Inc.	2.250%	8/19/23	150	155
	Amgen Inc.	3.625%	5/22/24	500	538
	Amgen Inc.	1.900%	2/21/25	100	103
	Amgen Inc.	3.125%	5/1/25	175	188
	Amgen Inc.	2.600%	8/19/26	455	483
	Amgen Inc.	2.200%	2/21/27	150	156
	Amgen Inc.	3.150%	2/21/40	575	598
	Amgen Inc.	4.950%	10/1/41	240	310
	Amgen Inc.	5.150%	11/15/41	126	166
	Amgen Inc.	4.400%	5/1/45	450	546
	Amgen Inc.	4.563%	6/15/48	356	448
	Amgen Inc.	3.375%	2/21/50	725	764
	Amgen Inc.	4.663%	6/15/51	409	528
	Amgen Inc.	2.770%	9/1/53	172	163
	Anthem Inc.	2.950%	12/1/22	150	155
	Anthem Inc.	3.300%	1/15/23	625	652
	Anthem Inc.	3.500%	8/15/24	475	511
	Anthem Inc.	3.350%	12/1/24	160	173
	Anthem Inc.	2.375%	1/15/25	100	105
	Anthem Inc.	4.101%	3/1/28	400	458
	Anthem Inc.	2.250%	5/15/30	530	535
	Anthem Inc.	2.550%	3/15/31	250	258
	Anthem Inc.	5.950%	12/15/34	1	1
	Anthem Inc.	5.850%	1/15/36	75	101
	Anthem Inc.	6.375%	6/15/37	50	71
	Anthem Inc.	4.625%	5/15/42	175	218
	Anthem Inc.	4.650%	1/15/43	775	967
	Anthem Inc.	5.100%	1/15/44	100	132
	Anthem Inc.	4.375%	12/1/47	300	366
	Anthem Inc.	4.550%	3/1/48	155	194
	Anthem Inc.	4.850%	8/15/54	30	38
	Ascension Health	2.532%	11/15/29	350	369
	Ascension Health	3.106%	11/15/39	100	107
	Ascension Health	3.945%	11/15/46	175	214
[2]	Ascension Health	4.847%	11/15/53	75	105
	Astrazeneca Finance LLC	0.700%	5/28/24	250	250
	Astrazeneca Finance LLC	1.200%	5/28/26	200	199
	Astrazeneca Finance LLC	1.750%	5/28/28	200	200
	Astrazeneca Finance LLC	2.250%	5/28/31	200	203
	AstraZeneca plc	0.300%	5/26/23	200	199
	AstraZeneca plc	3.500%	8/17/23	225	239
	AstraZeneca plc	3.375%	11/16/25	400	438
	AstraZeneca plc	0.700%	4/8/26	500	487
	AstraZeneca plc	3.125%	6/12/27	175	191
	AstraZeneca plc	4.000%	1/17/29	200	230
	AstraZeneca plc	1.375%	8/6/30	300	284
	AstraZeneca plc	6.450%	9/15/37	450	671
	AstraZeneca plc	4.000%	9/18/42	290	346
	AstraZeneca plc	4.375%	11/16/45	200	249
	AstraZeneca plc	3.000%	5/28/51	335	344
	Banner Health	2.338%	1/1/30	125	128
	Banner Health	3.181%	1/1/50	75	80
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	250	270
	Baxalta Inc.	3.600%	6/23/22	15	15
	Baxalta Inc.	4.000%	6/23/25	97	107
	Baxalta Inc.	5.250%	6/23/45	73	98
	Baxter International Inc.	1.730%	4/1/31	500	487
	Baxter International Inc.	3.500%	8/15/46	100	112
	Baylor Scott & White Holdings	1.777%	11/15/30	100	98
	Baylor Scott & White Holdings	4.185%	11/15/45	100	123
	Baylor Scott & White Holdings	2.839%	11/15/50	350	351
	Becton Dickinson and Co.	3.300%	3/1/23	50	52
	Becton Dickinson and Co.	3.734%	12/15/24	272	296
	Becton Dickinson and Co.	3.700%	6/6/27	375	417
	Becton Dickinson and Co.	1.957%	2/11/31	500	488
	Becton Dickinson and Co.	4.875%	5/15/44	26	31
	Becton Dickinson and Co.	4.685%	12/15/44	196	244
	Becton Dickinson and Co.	4.669%	6/6/47	300	374
	Biogen Inc.	3.625%	9/15/22	275	286
	Biogen Inc.	4.050%	9/15/25	350	390
	Biogen Inc.	2.250%	5/1/30	600	602
	Biogen Inc.	3.150%	5/1/50	300	295
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	100	110
	Bon Secours Mercy Health Inc.	3.205%	6/1/50	250	259
	Boston Scientific Corp.	3.450%	3/1/24	175	187
	Boston Scientific Corp.	1.900%	6/1/25	550	567
	Boston Scientific Corp.	3.750%	3/1/26	125	139
	Boston Scientific Corp.	4.000%	3/1/29	150	171
	Boston Scientific Corp.	2.650%	6/1/30	400	414
	Boston Scientific Corp.	7.000%	11/15/35	100	141
	Boston Scientific Corp.	4.550%	3/1/39	175	214
	Boston Scientific Corp.	7.375%	1/15/40	50	79
	Boston Scientific Corp.	4.700%	3/1/49	200	256
	Bristol-Myers Squibb Co.	2.000%	8/1/22	275	280
	Bristol-Myers Squibb Co.	3.550%	8/15/22	325	337
	Bristol-Myers Squibb Co.	0.537%	11/13/23	500	500
	Bristol-Myers Squibb Co.	2.900%	7/26/24	675	720
	Bristol-Myers Squibb Co.	3.875%	8/15/25	574	639
	Bristol-Myers Squibb Co.	3.200%	6/15/26	460	505
	Bristol-Myers Squibb Co.	1.125%	11/13/27	500	492
	Bristol-Myers Squibb Co.	3.450%	11/15/27	210	234
	Bristol-Myers Squibb Co.	3.900%	2/20/28	275	315
	Bristol-Myers Squibb Co.	3.400%	7/26/29	500	560
	Bristol-Myers Squibb Co.	1.450%	11/13/30	400	387
	Bristol-Myers Squibb Co.	4.125%	6/15/39	380	459
	Bristol-Myers Squibb Co.	2.350%	11/13/40	500	481
	Bristol-Myers Squibb Co.	3.250%	8/1/42	100	108
	Bristol-Myers Squibb Co.	4.500%	3/1/44	75	96
	Bristol-Myers Squibb Co.	4.625%	5/15/44	175	228
	Bristol-Myers Squibb Co.	5.000%	8/15/45	361	494
	Bristol-Myers Squibb Co.	4.350%	11/15/47	250	317
	Bristol-Myers Squibb Co.	4.550%	2/20/48	300	392
	Bristol-Myers Squibb Co.	4.250%	10/26/49	500	632
	Bristol-Myers Squibb Co.	2.550%	11/13/50	500	479
	Cardinal Health Inc.	2.616%	6/15/22	79	81
	Cardinal Health Inc.	3.200%	3/15/23	150	157
	Cardinal Health Inc.	3.079%	6/15/24	290	308
	Cardinal Health Inc.	3.750%	9/15/25	100	110
	Cardinal Health Inc.	4.600%	3/15/43	75	87
	Cardinal Health Inc.	4.500%	11/15/44	50	57
	Cardinal Health Inc.	4.900%	9/15/45	100	120
	Cardinal Health Inc.	4.368%	6/15/47	125	141
	Children's Health System of Texas	2.511%	8/15/50	100	93
	Children's Hospital Corp.	4.115%	1/1/47	75	95
	Children's Hospital Corp.	2.585%	2/1/50	50	47
	Children's Hospital Medical Center	4.268%	5/15/44	50	63

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CHRISTUS Health	4.341%	7/1/28	125	144
	Cigna Corp.	3.050%	11/30/22	100	103
	Cigna Corp.	3.000%	7/15/23	700	733
	Cigna Corp.	3.500%	6/15/24	175	188
	Cigna Corp.	3.250%	4/15/25	250	269
	Cigna Corp.	4.125%	11/15/25	467	523
	Cigna Corp.	4.500%	2/25/26	390	444
	Cigna Corp.	3.400%	3/1/27	275	302
	Cigna Corp.	7.875%	5/15/27	41	54
	Cigna Corp.	4.375%	10/15/28	610	710
	Cigna Corp.	2.400%	3/15/30	765	781
	Cigna Corp.	2.375%	3/15/31	250	253
	Cigna Corp.	4.800%	8/15/38	415	517
	Cigna Corp.	3.200%	3/15/40	150	156
	Cigna Corp.	6.125%	11/15/41	92	131
	Cigna Corp.	4.800%	7/15/46	400	506
	Cigna Corp.	3.875%	10/15/47	120	134
	Cigna Corp.	4.900%	12/15/48	545	704
	Cigna Corp.	3.400%	3/15/50	375	390
	Cigna Corp.	3.400%	3/15/51	250	261
	City of Hope	5.623%	11/15/43	75	106
	City of Hope	4.378%	8/15/48	100	125
	CommonSpirit Health	2.950%	11/1/22	75	77
	CommonSpirit Health	2.760%	10/1/24	100	105
	CommonSpirit Health	2.782%	10/1/30	500	520
[2]	CommonSpirit Health	4.350%	11/1/42	225	263
	CommonSpirit Health	3.817%	10/1/49	50	56
	CommonSpirit Health	4.187%	10/1/49	200	230
	Community Health Network Inc.	3.099%	5/1/50	250	249
	Cottage Health Obligated Group	3.304%	11/1/49	100	108
	CVS Health Corp.	2.750%	12/1/22	150	154
	CVS Health Corp.	4.750%	12/1/22	150	157
	CVS Health Corp.	3.700%	3/9/23	934	983
	CVS Health Corp.	3.375%	8/12/24	275	296
	CVS Health Corp.	3.875%	7/20/25	573	633
	CVS Health Corp.	2.875%	6/1/26	2,166	2,327
	CVS Health Corp.	3.000%	8/15/26	450	485
	CVS Health Corp.	1.300%	8/21/27	400	393
	CVS Health Corp.	4.300%	3/25/28	1,742	2,001
	CVS Health Corp.	3.250%	8/15/29	360	391
	CVS Health Corp.	1.750%	8/21/30	225	217
	CVS Health Corp.	1.875%	2/28/31	500	485
	CVS Health Corp.	4.875%	7/20/35	125	152
	CVS Health Corp.	4.780%	3/25/38	1,000	1,230
	CVS Health Corp.	6.125%	9/15/39	75	105
	CVS Health Corp.	4.125%	4/1/40	200	232
	CVS Health Corp.	2.700%	8/21/40	275	267
	CVS Health Corp.	5.300%	12/5/43	150	198
	CVS Health Corp.	5.125%	7/20/45	1,025	1,330
	CVS Health Corp.	5.050%	3/25/48	1,400	1,821
	CVS Health Corp.	4.250%	4/1/50	300	357
	Danaher Corp.	3.350%	9/15/25	100	109
	Danaher Corp.	4.375%	9/15/45	75	94
	Danaher Corp.	2.600%	10/1/50	500	478
	Dartmouth-Hitchcock Health	4.178%	8/1/48	100	118
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	150	161
	DH Europe Finance II Sarl	2.050%	11/15/22	250	256
	DH Europe Finance II Sarl	2.200%	11/15/24	250	261
	DH Europe Finance II Sarl	2.600%	11/15/29	150	157
	DH Europe Finance II Sarl	3.250%	11/15/39	175	188
	Dignity Health	3.125%	11/1/22	50	52
	Dignity Health	3.812%	11/1/24	100	109
	Dignity Health	4.500%	11/1/42	100	120
	Dignity Health	5.267%	11/1/64	50	69
	Duke University Health System Inc.	3.920%	6/1/47	100	120
	Edwards Lifesciences Corp.	4.300%	6/15/28	100	116
	Eli Lilly & Co.	2.750%	6/1/25	71	76
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	3.375%	3/15/29	225	252
	Eli Lilly & Co.	3.950%	3/15/49	300	364
	Eli Lilly & Co.	2.250%	5/15/50	200	181
	Eli Lilly & Co.	4.150%	3/15/59	350	444
	Eli Lilly & Co.	2.500%	9/15/60	250	229
	Gilead Sciences Inc.	3.250%	9/1/22	375	386
	Gilead Sciences Inc.	2.500%	9/1/23	300	312
	Gilead Sciences Inc.	3.700%	4/1/24	470	505
	Gilead Sciences Inc.	3.650%	3/1/26	575	634
	Gilead Sciences Inc.	2.950%	3/1/27	525	565
	Gilead Sciences Inc.	4.600%	9/1/35	575	703
	Gilead Sciences Inc.	4.000%	9/1/36	350	405
	Gilead Sciences Inc.	5.650%	12/1/41	175	241
	Gilead Sciences Inc.	4.800%	4/1/44	400	506
	Gilead Sciences Inc.	4.500%	2/1/45	325	397
	Gilead Sciences Inc.	4.750%	3/1/46	455	577
	Gilead Sciences Inc.	4.150%	3/1/47	475	559
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	225	238
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	604	666
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	375	430
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	85	115
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	823
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	124
	GlaxoSmithKline Capital plc	0.534%	10/1/23	500	501
	GlaxoSmithKline Capital plc	3.375%	6/1/29	25	28
	Hackensack Meridian Health Inc.	2.675%	9/1/41	250	245
	Hackensack Meridian Health Inc.	4.211%	7/1/48	125	154
	Hackensack Meridian Health Inc.	4.500%	7/1/57	50	66
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	75	79
	HCA Inc.	4.750%	5/1/23	250	268
	HCA Inc.	5.000%	3/15/24	425	470
	HCA Inc.	5.250%	4/15/25	320	366
	HCA Inc.	5.250%	6/15/26	325	376
	HCA Inc.	4.500%	2/15/27	125	141
	HCA Inc.	4.125%	6/15/29	405	457
	HCA Inc.	2.375%	7/15/31	200	198
	HCA Inc.	5.125%	6/15/39	200	250
	HCA Inc.	5.500%	6/15/47	425	553
	HCA Inc.	5.250%	6/15/49	300	383
	HCA Inc.	3.500%	7/15/51	200	200
	Hospital Special Surgery	2.667%	10/1/50	10	9
	Humana Inc.	2.900%	12/15/22	150	155
	Humana Inc.	3.850%	10/1/24	326	354
	Humana Inc.	3.950%	3/15/27	150	168
	Humana Inc.	4.875%	4/1/30	135	163
	Humana Inc.	4.625%	12/1/42	110	135
	Humana Inc.	4.950%	10/1/44	270	349
	Humana Inc.	3.950%	8/15/49	40	46
	IHC Health Services Inc.	4.131%	5/15/48	100	124
	Illumina Inc.	2.550%	3/23/31	250	254
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	125	150
	Iowa Health System	3.665%	2/15/50	125	139
	Johns Hopkins Health System Corp.	3.837%	5/15/46	125	148
	Johnson & Johnson	2.050%	3/1/23	125	128
	Johnson & Johnson	3.375%	12/5/23	200	215
	Johnson & Johnson	2.625%	1/15/25	250	266
	Johnson & Johnson	2.450%	3/1/26	350	373
	Johnson & Johnson	2.950%	3/3/27	200	219
	Johnson & Johnson	0.950%	9/1/27	300	295

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.900%	1/15/28	100	109
	Johnson & Johnson	6.950%	9/1/29	75	105
	Johnson & Johnson	1.300%	9/1/30	300	291
	Johnson & Johnson	4.950%	5/15/33	150	198
	Johnson & Johnson	4.375%	12/5/33	175	219
	Johnson & Johnson	3.550%	3/1/36	175	203
	Johnson & Johnson	3.625%	3/3/37	300	350
	Johnson & Johnson	5.950%	8/15/37	200	293
	Johnson & Johnson	3.400%	1/15/38	200	227
	Johnson & Johnson	2.100%	9/1/40	250	237
	Johnson & Johnson	4.500%	9/1/40	150	194
	Johnson & Johnson	4.850%	5/15/41	75	100
	Johnson & Johnson	4.500%	12/5/43	200	260
	Johnson & Johnson	3.700%	3/1/46	350	416
	Johnson & Johnson	3.750%	3/3/47	250	301
	Johnson & Johnson	2.250%	9/1/50	400	373
	Kaiser Foundation Hospitals	3.150%	5/1/27	100	110
	Kaiser Foundation Hospitals	2.810%	6/1/41	250	255
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	316
	Kaiser Foundation Hospitals	4.150%	5/1/47	150	187
	Kaiser Foundation Hospitals	3.266%	11/1/49	225	244
	Kaiser Foundation Hospitals	3.002%	6/1/51	250	258
	Koninklijke KPN NV	6.875%	3/11/38	100	152
	Koninklijke Philips NV	5.000%	3/15/42	150	199
	Laboratory Corp. of America Holdings	3.250%	9/1/24	150	161
	Laboratory Corp. of America Holdings	2.300%	12/1/24	100	105
	Laboratory Corp. of America Holdings	3.600%	2/1/25	200	216
	Laboratory Corp. of America Holdings	1.550%	6/1/26	200	200
	Laboratory Corp. of America Holdings	3.600%	9/1/27	100	111
	Laboratory Corp. of America Holdings	2.950%	12/1/29	125	132
	Laboratory Corp. of America Holdings	2.700%	6/1/31	200	203
	Laboratory Corp. of America Holdings	4.700%	2/1/45	195	234
	Mass General Brigham Inc.	3.192%	7/1/49	150	158
	Mass General Brigham Inc.	3.342%	7/1/60	250	275
	Mayo Clinic	3.774%	11/15/43	75	88
	Mayo Clinic	4.128%	11/15/52	50	63
	Mayo Clinic	3.196%	11/15/61	250	269
	McKesson Corp.	3.796%	3/15/24	200	215
	McKesson Corp.	0.900%	12/3/25	500	493
	McKesson Corp.	3.950%	2/16/28	200	227
[2]	MedStar Health Inc.	3.626%	8/15/49	75	83
	Medtronic Inc.	3.500%	3/15/25	200	220
	Medtronic Inc.	4.375%	3/15/35	411	512
	Medtronic Inc.	4.625%	3/15/45	344	451
	Memorial Health Services	3.447%	11/1/49	150	162
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	100	102
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	190
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	25	32
	Merck & Co. Inc.	2.400%	9/15/22	250	255
	Merck & Co. Inc.	2.800%	5/18/23	325	340
	Merck & Co. Inc.	2.750%	2/10/25	740	788
	Merck & Co. Inc.	3.400%	3/7/29	375	420
	Merck & Co. Inc.	1.450%	6/24/30	210	205
	Merck & Co. Inc.	6.500%	12/1/33	125	184
	Merck & Co. Inc.	3.900%	3/7/39	200	237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.600%	9/15/42	100	115
	Merck & Co. Inc.	4.150%	5/18/43	200	247
	Merck & Co. Inc.	3.700%	2/10/45	525	607
	Merck & Co. Inc.	4.000%	3/7/49	300	367
	Merck & Co. Inc.	2.450%	6/24/50	300	283
	Mercy Health	4.302%	7/1/28	25	29
	Methodist Hospital	2.705%	12/1/50	300	291
[2]	Montefiore Obligated Group	5.246%	11/1/48	150	181
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	516
	MultiCare Health System	2.803%	8/15/50	250	247
	Mylan Inc.	4.200%	11/29/23	100	107
	Mylan Inc.	5.400%	11/29/43	100	124
	Mylan Inc.	5.200%	4/15/48	175	215
	New York and Presbyterian Hospital	4.024%	8/1/45	130	160
	New York and Presbyterian Hospital	4.063%	8/1/56	75	94
	New York and Presbyterian Hospital	2.606%	8/1/60	300	279
	New York and Presbyterian Hospital	3.954%	8/1/19	125	147
	Northwell Healthcare Inc.	3.979%	11/1/46	100	113
	Northwell Healthcare Inc.	4.260%	11/1/47	200	237
	Northwell Healthcare Inc.	3.809%	11/1/49	100	111
	Novant Health Inc.	2.637%	11/1/36	250	255
	Novartis Capital Corp.	3.400%	5/6/24	400	431
	Novartis Capital Corp.	1.750%	2/14/25	200	206
	Novartis Capital Corp.	2.000%	2/14/27	525	546
	Novartis Capital Corp.	3.100%	5/17/27	175	191
	Novartis Capital Corp.	2.200%	8/14/30	410	424
	Novartis Capital Corp.	3.700%	9/21/42	100	117
	Novartis Capital Corp.	4.400%	5/6/44	375	481
	Novartis Capital Corp.	4.000%	11/20/45	225	275
	Novartis Capital Corp.	2.750%	8/14/50	75	76
	NYU Langone Hospitals	4.784%	7/1/44	100	128
[2]	NYU Langone Hospitals	4.368%	7/1/47	110	131
	NYU Langone Hospitals	3.380%	7/1/55	200	211
[2]	OhioHealth Corp.	3.042%	11/15/50	100	104
	Orlando Health Obligated Group	4.089%	10/1/48	50	61
	PeaceHealth Obligated Group	4.787%	11/15/48	75	100
	PeaceHealth Obligated Group	3.218%	11/15/50	200	208
	PerkinElmer Inc.	3.300%	9/15/29	175	189
	PerkinElmer Inc.	3.625%	3/15/51	150	163
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	215
	Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	248
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	80	84
	Pfizer Inc.	3.200%	9/15/23	125	132
	Pfizer Inc.	2.950%	3/15/24	150	160
	Pfizer Inc.	2.750%	6/3/26	590	638
	Pfizer Inc.	3.600%	9/15/28	200	227
	Pfizer Inc.	3.450%	3/15/29	375	422
	Pfizer Inc.	2.625%	4/1/30	300	320
	Pfizer Inc.	1.700%	5/28/30	225	224
	Pfizer Inc.	4.000%	12/15/36	300	362
	Pfizer Inc.	4.100%	9/15/38	150	182
	Pfizer Inc.	3.900%	3/15/39	125	149
	Pfizer Inc.	7.200%	3/15/39	425	696
	Pfizer Inc.	2.550%	5/28/40	200	201
	Pfizer Inc.	4.300%	6/15/43	125	157
	Pfizer Inc.	4.400%	5/15/44	200	257
	Pfizer Inc.	4.125%	12/15/46	250	310
	Pfizer Inc.	4.200%	9/15/48	350	441
	Pfizer Inc.	4.000%	3/15/49	175	215
	Pfizer Inc.	2.700%	5/28/50	200	199
	Pharmacia LLC	6.600%	12/1/28	175	235

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	50	53
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	150	157
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	75	86
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	75	87
	Quest Diagnostics Inc.	4.250%	4/1/24	100	109
	Quest Diagnostics Inc.	3.500%	3/30/25	100	109
	Quest Diagnostics Inc.	3.450%	6/1/26	125	137
	Quest Diagnostics Inc.	4.200%	6/30/29	140	161
	Quest Diagnostics Inc.	2.950%	6/30/30	160	170
	Quest Diagnostics Inc.	2.800%	6/30/31	125	131
	Quest Diagnostics Inc.	5.750%	1/30/40	13	16
	Quest Diagnostics Inc.	4.700%	3/30/45	25	31
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	500	474
[5]	Royalty Pharma plc	0.750%	9/2/23	300	301
[5]	Royalty Pharma plc	1.200%	9/2/25	300	297
[5]	Royalty Pharma plc	2.200%	9/2/30	300	294
[5]	Royalty Pharma plc	3.550%	9/2/50	350	349
	Rush Obligated Group	3.922%	11/15/29	75	86
	RWJ Barnabas Health Inc.	3.949%	7/1/46	100	117
	RWJ Barnabas Health Inc.	3.477%	7/1/49	25	28
	Sanofi	3.375%	6/19/23	225	238
	Sanofi	3.625%	6/19/28	225	257
	Seattle Children's Hospital	2.719%	10/1/50	200	196
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	1,425	1,491
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	575	624
	Smith & Nephew plc	2.032%	10/14/30	300	294
	Spectrum Health System Obligated Group	3.487%	7/15/49	75	83
	SSM Health Care Corp.	3.688%	6/1/23	150	158
	SSM Health Care Corp.	3.823%	6/1/27	100	112
	Stanford Health Care	3.795%	11/15/48	125	147
	Stryker Corp.	3.375%	5/15/24	213	228
	Stryker Corp.	1.150%	6/15/25	100	101
	Stryker Corp.	3.375%	11/1/25	140	153
	Stryker Corp.	3.500%	3/15/26	183	202
	Stryker Corp.	3.650%	3/7/28	50	56
	Stryker Corp.	4.100%	4/1/43	75	88
	Stryker Corp.	4.375%	5/15/44	50	61
	Stryker Corp.	4.625%	3/15/46	175	224
	Stryker Corp.	2.900%	6/15/50	100	100
	Sutter Health	1.321%	8/15/25	500	505
	Sutter Health	3.695%	8/15/28	75	84
	Sutter Health	4.091%	8/15/48	75	89
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	200	217
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	405	488
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	500	496
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	400	404
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	610	615
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	205
	Texas Health Resources	2.328%	11/15/50	300	272
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	230	255
	Thermo Fisher Scientific Inc.	3.650%	12/15/25	400	441
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	216
	Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	55
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	225	236
	Thermo Fisher Scientific Inc.	4.497%	3/25/30	85	101
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	185	257
	Toledo Hospital	5.325%	11/15/28	50	58
	Toledo Hospital	6.015%	11/15/48	75	93
	Trinity Health Corp.	4.125%	12/1/45	85	105
	UnitedHealth Group Inc.	3.350%	7/15/22	180	186
	UnitedHealth Group Inc.	2.375%	10/15/22	150	154
	UnitedHealth Group Inc.	2.750%	2/15/23	175	181
	UnitedHealth Group Inc.	2.875%	3/15/23	25	26
	UnitedHealth Group Inc.	3.500%	6/15/23	100	106
	UnitedHealth Group Inc.	3.500%	2/15/24	100	108
	UnitedHealth Group Inc.	2.375%	8/15/24	300	316
	UnitedHealth Group Inc.	3.750%	7/15/25	950	1,054
	UnitedHealth Group Inc.	3.700%	12/15/25	75	83
	UnitedHealth Group Inc.	3.100%	3/15/26	225	245
	UnitedHealth Group Inc.	3.450%	1/15/27	175	194
	UnitedHealth Group Inc.	3.375%	4/15/27	350	389
	UnitedHealth Group Inc.	2.950%	10/15/27	150	163
	UnitedHealth Group Inc.	3.875%	12/15/28	150	173
	UnitedHealth Group Inc.	2.875%	8/15/29	150	162
	UnitedHealth Group Inc.	2.000%	5/15/30	755	761
	UnitedHealth Group Inc.	2.300%	5/15/31	650	666
	UnitedHealth Group Inc.	4.625%	7/15/35	175	222
	UnitedHealth Group Inc.	6.500%	6/15/37	50	75
	UnitedHealth Group Inc.	6.625%	11/15/37	125	190
	UnitedHealth Group Inc.	6.875%	2/15/38	245	380
	UnitedHealth Group Inc.	3.500%	8/15/39	240	268
	UnitedHealth Group Inc.	2.750%	5/15/40	200	202
	UnitedHealth Group Inc.	5.950%	2/15/41	60	87
	UnitedHealth Group Inc.	3.050%	5/15/41	300	314
	UnitedHealth Group Inc.	4.625%	11/15/41	110	140
	UnitedHealth Group Inc.	4.375%	3/15/42	50	62
	UnitedHealth Group Inc.	3.950%	10/15/42	175	208
	UnitedHealth Group Inc.	4.250%	3/15/43	125	153
	UnitedHealth Group Inc.	4.750%	7/15/45	305	400
	UnitedHealth Group Inc.	4.200%	1/15/47	210	257
	UnitedHealth Group Inc.	4.250%	4/15/47	290	357
	UnitedHealth Group Inc.	4.250%	6/15/48	300	371
	UnitedHealth Group Inc.	4.450%	12/15/48	150	192
	UnitedHealth Group Inc.	3.700%	8/15/49	310	356
	UnitedHealth Group Inc.	3.250%	5/15/51	750	802
	UnitedHealth Group Inc.	3.875%	8/15/59	420	497
	UnitedHealth Group Inc.	3.125%	5/15/60	250	258
[5]	Universal Health Services Inc.	2.650%	10/15/30	300	301
	UPMC	3.600%	4/3/25	125	136
	Utah Acquisition Sub Inc.	3.950%	6/15/26	889	979
	Utah Acquisition Sub Inc.	5.250%	6/15/46	225	276
[5]	Viatris Inc.	1.650%	6/22/25	175	177
[5]	Viatris Inc.	2.300%	6/22/27	175	179
[5]	Viatris Inc.	2.700%	6/22/30	525	531
[5]	Viatris Inc.	3.850%	6/22/40	525	560
[5]	Viatris Inc.	4.000%	6/22/50	500	530
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	50	64
	Wyeth LLC	7.250%	3/1/23	250	278
	Wyeth LLC	6.450%	2/1/24	300	346
	Wyeth LLC	6.500%	2/1/34	150	218
	Wyeth LLC	6.000%	2/15/36	85	122
	Wyeth LLC	5.950%	4/1/37	385	552
	Zeneca Wilmington Inc.	7.000%	11/15/23	25	29
	Zimmer Biomet Holdings Inc.	3.700%	3/19/23	50	53
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	350	380
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	67

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	150	178
	Zoetis Inc.	3.250%	2/1/23	350	363
	Zoetis Inc.	4.500%	11/13/25	100	113
	Zoetis Inc.	3.000%	9/12/27	150	162
	Zoetis Inc.	3.900%	8/20/28	100	114
	Zoetis Inc.	2.000%	5/15/30	150	149
	Zoetis Inc.	4.700%	2/1/43	175	225
	Zoetis Inc.	3.950%	9/12/47	150	178
	Zoetis Inc.	4.450%	8/20/48	75	96
	Zoetis Inc.	3.000%	5/15/50	125	129
					158,738
Industrials (2.3%)
	3M Co.	1.750%	2/14/23	200	204
	3M Co.	2.250%	3/15/23	175	180
	3M Co.	3.250%	2/14/24	100	107
	3M Co.	2.000%	2/14/25	150	156
	3M Co.	2.650%	4/15/25	100	107
	3M Co.	3.000%	8/7/25	100	108
	3M Co.	2.250%	9/19/26	150	159
	3M Co.	2.875%	10/15/27	125	136
	3M Co.	3.375%	3/1/29	150	168
	3M Co.	2.375%	8/26/29	360	377
	3M Co.	3.125%	9/19/46	75	79
	3M Co.	3.625%	10/15/47	100	116
	3M Co.	4.000%	9/14/48	250	306
	3M Co.	3.250%	8/26/49	300	328
	3M Co.	3.700%	4/15/50	125	147
	Allegion plc	3.500%	10/1/29	75	82
	Allegion U.S. Holding Co. Inc.	3.550%	10/1/27	175	190
[2]	American Airlines Class A Series 2016-3 Pass Through Trust	3.250%	4/15/30	40	39
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/29	42	43
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/29	118	121
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/30	119	120
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/30	40	41
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/33	47	48
	Amphenol Corp.	3.200%	4/1/24	50	53
	Amphenol Corp.	2.050%	3/1/25	40	41
	Amphenol Corp.	4.350%	6/1/29	100	117
	Amphenol Corp.	2.800%	2/15/30	275	291
	Block Financial LLC	5.500%	11/1/22	100	104
	Block Financial LLC	5.250%	10/1/25	100	114
	Block Financial LLC	3.875%	8/15/30	200	216
	BNSF Funding Trust I	6.613%	12/15/55	65	74
	Boeing Co.	1.167%	2/4/23	300	301
	Boeing Co.	2.800%	3/1/23	400	414
	Boeing Co.	4.508%	5/1/23	625	666
	Boeing Co.	1.875%	6/15/23	200	204
	Boeing Co.	1.950%	2/1/24	500	512
	Boeing Co.	1.433%	2/4/24	500	501
	Boeing Co.	2.800%	3/1/24	75	78
	Boeing Co.	2.850%	10/30/24	100	105
	Boeing Co.	2.500%	3/1/25	145	150
	Boeing Co.	4.875%	5/1/25	795	891
	Boeing Co.	2.196%	2/4/26	1,200	1,211
	Boeing Co.	3.100%	5/1/26	100	106
	Boeing Co.	2.250%	6/15/26	50	51
	Boeing Co.	2.700%	2/1/27	195	202
	Boeing Co.	2.800%	3/1/27	50	52
	Boeing Co.	5.040%	5/1/27	360	416
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.250%	3/1/28	100	106
Boeing Co.	3.450%	11/1/28	60	64
Boeing Co.	3.200%	3/1/29	200	210
Boeing Co.	2.950%	2/1/30	190	195
Boeing Co.	5.150%	5/1/30	945	1,120
Boeing Co.	3.625%	2/1/31	275	296
Boeing Co.	6.125%	2/15/33	75	95
Boeing Co.	3.600%	5/1/34	350	369
Boeing Co.	3.250%	2/1/35	190	193
Boeing Co.	6.625%	2/15/38	50	67
Boeing Co.	3.550%	3/1/38	50	51
Boeing Co.	3.500%	3/1/39	75	76
Boeing Co.	6.875%	3/15/39	100	140
Boeing Co.	5.875%	2/15/40	75	96
Boeing Co.	5.705%	5/1/40	740	955
Boeing Co.	3.375%	6/15/46	75	72
Boeing Co.	3.650%	3/1/47	150	150
Boeing Co.	3.625%	3/1/48	75	75
Boeing Co.	3.850%	11/1/48	60	62
Boeing Co.	3.900%	5/1/49	150	158
Boeing Co.	3.750%	2/1/50	150	155
Boeing Co.	5.805%	5/1/50	1,130	1,525
Boeing Co.	3.825%	3/1/59	200	201
Boeing Co.	3.950%	8/1/59	75	78
Boeing Co.	5.930%	5/1/60	735	1,014
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	154
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	182
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	80
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	216
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	162
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	108
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	83
Burlington Northern Santa Fe LLC	3.250%	6/15/27	225	248
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	179
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	166
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	344
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	309
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	247
Burlington Northern Santa Fe LLC	4.450%	3/15/43	175	219
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	170
Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	133
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	191
Burlington Northern Santa Fe LLC	4.150%	4/1/45	125	151
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	98
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	176
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	152
Burlington Northern Santa Fe LLC	4.050%	6/15/48	375	453
Burlington Northern Santa Fe LLC	4.150%	12/15/48	200	245
Burlington Northern Santa Fe LLC	3.550%	2/15/50	400	453
Burlington Northern Santa Fe LLC	3.050%	2/15/51	200	208

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	2.950%	11/21/24	233	248
	Canadian National Railway Co.	6.250%	8/1/34	75	106
	Canadian National Railway Co.	6.200%	6/1/36	75	106
	Canadian National Railway Co.	6.375%	11/15/37	100	144
	Canadian National Railway Co.	3.200%	8/2/46	175	181
	Canadian National Railway Co.	3.650%	2/3/48	125	139
	Canadian National Railway Co.	2.450%	5/1/50	175	158
	Canadian Pacific Railway Co.	4.450%	3/15/23	225	238
	Canadian Pacific Railway Co.	2.050%	3/5/30	200	199
	Canadian Pacific Railway Co.	7.125%	10/15/31	100	142
	Canadian Pacific Railway Co.	5.950%	5/15/37	450	623
	Canadian Pacific Railway Co.	6.125%	9/15/15	120	186
	Carrier Global Corp.	2.242%	2/15/25	400	416
	Carrier Global Corp.	2.493%	2/15/27	250	262
	Carrier Global Corp.	2.722%	2/15/30	600	622
	Carrier Global Corp.	3.377%	4/5/40	300	316
	Carrier Global Corp.	3.577%	4/5/50	400	425
	Caterpillar Financial Services Corp.	1.950%	11/18/22	350	358
	Caterpillar Financial Services Corp.	2.550%	11/29/22	200	206
	Caterpillar Financial Services Corp.	3.450%	5/15/23	200	212
	Caterpillar Financial Services Corp.	0.650%	7/7/23	250	251
	Caterpillar Financial Services Corp.	3.650%	12/7/23	70	75
	Caterpillar Financial Services Corp.	2.850%	5/17/24	125	133
	Caterpillar Financial Services Corp.	3.300%	6/9/24	250	270
	Caterpillar Financial Services Corp.	2.150%	11/8/24	300	314
	Caterpillar Financial Services Corp.	3.250%	12/1/24	477	519
	Caterpillar Financial Services Corp.	1.450%	5/15/25	100	102
	Caterpillar Financial Services Corp.	0.800%	11/13/25	500	497
	Caterpillar Financial Services Corp.	0.900%	3/2/26	500	499
	Caterpillar Financial Services Corp.	2.400%	8/9/26	100	106
	Caterpillar Financial Services Corp.	3.250%	9/19/49	200	221
	Caterpillar Inc.	3.400%	5/15/24	150	161
	Caterpillar Inc.	2.600%	9/19/29	200	213
	Caterpillar Inc.	2.600%	4/9/30	120	128
	Caterpillar Inc.	6.050%	8/15/36	100	144
	Caterpillar Inc.	5.200%	5/27/41	150	207
	Caterpillar Inc.	3.803%	8/15/42	243	289
	Caterpillar Inc.	3.250%	4/9/50	200	222
	Caterpillar Inc.	4.750%	5/15/64	100	144
	Cintas Corp. No. 2	3.700%	4/1/27	175	196
	CNH Industrial Capital LLC	1.950%	7/2/23	75	77
	CNH Industrial Capital LLC	4.200%	1/15/24	675	731
	CNH Industrial Capital LLC	1.450%	7/15/26	200	199
	CNH Industrial NV	3.850%	11/15/27	100	111
[2]	Continental Airlines Class A Series 2007-1 Pass Through Trust	5.983%	10/19/23	27	27
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Continental Airlines Class A Series 2012-2 Pass Through Trust	4.000%	4/29/26	31	33
	Crane Co.	4.450%	12/15/23	50	54
	Crane Co.	4.200%	3/15/48	125	139
	CSX Corp.	3.400%	8/1/24	62	67
	CSX Corp.	3.350%	11/1/25	150	164
	CSX Corp.	3.250%	6/1/27	150	165
	CSX Corp.	3.800%	3/1/28	350	395
	CSX Corp.	4.250%	3/15/29	200	233
	CSX Corp.	2.400%	2/15/30	172	177
	CSX Corp.	6.220%	4/30/40	152	223
	CSX Corp.	5.500%	4/15/41	225	305
	CSX Corp.	4.750%	5/30/42	210	265
	CSX Corp.	4.100%	3/15/44	150	176
	CSX Corp.	4.300%	3/1/48	250	304
	CSX Corp.	4.750%	11/15/48	200	259
	CSX Corp.	4.500%	3/15/49	225	281
	CSX Corp.	3.350%	9/15/49	265	281
	CSX Corp.	3.800%	4/15/50	200	229
	CSX Corp.	4.500%	8/1/54	25	32
	CSX Corp.	4.250%	11/1/66	150	186
	CSX Corp.	4.650%	3/1/68	75	98
	Cummins Inc.	0.750%	9/1/25	400	397
	Cummins Inc.	1.500%	9/1/30	300	289
	Cummins Inc.	2.600%	9/1/50	200	190
	Deere & Co.	2.750%	4/15/25	100	107
	Deere & Co.	5.375%	10/16/29	125	159
	Deere & Co.	7.125%	3/3/31	100	145
	Deere & Co.	3.900%	6/9/42	250	307
	Deere & Co.	2.875%	9/7/49	200	209
	Deere & Co.	3.750%	4/15/50	175	211
[2]	Delta Air Lines Class AA Series 2015-1 Pass Through Trust	3.625%	1/30/29	38	41
	Delta Air Lines Class AA Series 2019-1 Pass Through Trust	3.204%	10/25/25	75	79
[2]	Delta Air Lines Class AA Series 2020-1 Pass Through Trust	2.000%	12/10/29	141	142
[5]	Delta Air Lines Inc.	7.000%	5/1/25	500	583
[2,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	200	223
	Dover Corp.	3.150%	11/15/25	200	215
	Dover Corp.	2.950%	11/4/29	75	81
	Eaton Corp.	2.750%	11/2/22	300	310
	Eaton Corp.	3.103%	9/15/27	125	136
	Eaton Corp.	4.000%	11/2/32	150	175
	Eaton Corp.	4.150%	11/2/42	150	179
	Eaton Corp.	3.915%	9/15/47	50	58
	Emerson Electric Co.	3.150%	6/1/25	200	216
	Emerson Electric Co.	1.800%	10/15/27	225	230
	Emerson Electric Co.	1.950%	10/15/30	100	101
	Emerson Electric Co.	2.750%	10/15/50	150	150
	FedEx Corp.	3.250%	4/1/26	100	110
	FedEx Corp.	3.100%	8/5/29	200	217
	FedEx Corp.	4.250%	5/15/30	100	117
	FedEx Corp.	3.900%	2/1/35	200	229
	FedEx Corp.	3.250%	5/15/41	200	206
	FedEx Corp.	3.875%	8/1/42	125	139
	FedEx Corp.	4.100%	4/15/43	75	86
	FedEx Corp.	5.100%	1/15/44	250	321
	FedEx Corp.	4.100%	2/1/45	125	143
	FedEx Corp.	4.750%	11/15/45	250	312
	FedEx Corp.	4.550%	4/1/46	225	272
	FedEx Corp.	4.400%	1/15/47	125	149
	FedEx Corp.	4.050%	2/15/48	200	230
	FedEx Corp.	4.950%	10/17/48	250	323
	FedEx Corp.	5.250%	5/15/50	250	339
	FedEx Corp.	4.500%	2/1/65	60	69

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	FedEx Corp. Class AA Series 2020-1 Pass Through Trust	1.875%	8/20/35	487	482
	Flowserve Corp.	3.500%	9/15/22	250	257
	Flowserve Corp.	4.000%	11/15/23	50	53
	Flowserve Corp.	3.500%	10/1/30	90	95
	Fortive Corp.	3.150%	6/15/26	150	163
	Fortive Corp.	4.300%	6/15/46	100	119
	General Dynamics Corp.	3.375%	5/15/23	200	211
	General Dynamics Corp.	1.875%	8/15/23	300	309
	General Dynamics Corp.	2.375%	11/15/24	320	337
	General Dynamics Corp.	3.250%	4/1/25	150	163
	General Dynamics Corp.	3.500%	5/15/25	200	219
	General Dynamics Corp.	3.500%	4/1/27	100	111
	General Dynamics Corp.	2.625%	11/15/27	200	214
	General Dynamics Corp.	3.750%	5/15/28	200	227
	General Dynamics Corp.	3.625%	4/1/30	200	226
	General Dynamics Corp.	4.250%	4/1/40	150	183
	General Dynamics Corp.	3.600%	11/15/42	100	115
	General Dynamics Corp.	4.250%	4/1/50	140	179
	General Electric Co.	3.150%	9/7/22	91	94
	General Electric Co.	3.100%	1/9/23	574	597
	General Electric Co.	3.450%	5/15/24	100	107
	General Electric Co.	3.450%	5/1/27	200	220
	General Electric Co.	6.750%	3/15/32	705	978
	General Electric Co.	5.875%	1/14/38	560	763
	General Electric Co.	6.875%	1/10/39	338	507
	General Electric Co.	4.250%	5/1/40	300	351
	General Electric Co.	4.350%	5/1/50	600	726
[3,5]	GXO Logistics Inc.	2.650%	7/15/31	250	249
	Honeywell International Inc.	2.150%	8/8/22	100	102
	Honeywell International Inc.	0.483%	8/19/22	500	500
	Honeywell International Inc.	2.300%	8/15/24	425	446
	Honeywell International Inc.	1.350%	6/1/25	275	280
	Honeywell International Inc.	2.500%	11/1/26	50	53
	Honeywell International Inc.	2.700%	8/15/29	100	107
	Honeywell International Inc.	1.950%	6/1/30	1,000	1,016
	Honeywell International Inc.	5.700%	3/15/37	200	278
	Honeywell International Inc.	5.375%	3/1/41	150	209
	Honeywell International Inc.	2.800%	6/1/50	200	206
	Hubbell Inc.	3.350%	3/1/26	75	81
	Hubbell Inc.	3.150%	8/15/27	50	54
	Hubbell Inc.	3.500%	2/15/28	175	192
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	100	109
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	200	229
	IDEX Corp.	3.000%	5/1/30	75	79
	Illinois Tool Works Inc.	3.500%	3/1/24	200	214
	Illinois Tool Works Inc.	2.650%	11/15/26	300	322
	Illinois Tool Works Inc.	4.875%	9/15/41	75	100
	Illinois Tool Works Inc.	3.900%	9/1/42	250	299
	JB Hunt Transport Services Inc.	3.300%	8/15/22	100	103
	JB Hunt Transport Services Inc.	3.875%	3/1/26	200	223
[2]	JetBlue Class A Series 2020-1 Pass Through Trust	4.000%	5/15/34	145	160
[2]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	141	143
	John Deere Capital Corp.	2.150%	9/8/22	400	409
	John Deere Capital Corp.	2.700%	1/6/23	100	104
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
John Deere Capital Corp.	2.800%	1/27/23	50	52
John Deere Capital Corp.	2.800%	3/6/23	100	104
John Deere Capital Corp.	3.450%	6/7/23	200	212
John Deere Capital Corp.	0.700%	7/5/23	100	101
John Deere Capital Corp.	3.650%	10/12/23	50	54
John Deere Capital Corp.	2.600%	3/7/24	75	79
John Deere Capital Corp.	2.650%	6/24/24	75	80
John Deere Capital Corp.	2.050%	1/9/25	350	366
John Deere Capital Corp.	3.450%	3/13/25	300	329
John Deere Capital Corp.	3.400%	9/11/25	75	83
John Deere Capital Corp.	0.700%	1/15/26	300	297
John Deere Capital Corp.	2.650%	6/10/26	100	108
John Deere Capital Corp.	1.050%	6/17/26	200	200
John Deere Capital Corp.	2.250%	9/14/26	125	132
John Deere Capital Corp.	2.800%	9/8/27	150	162
John Deere Capital Corp.	3.050%	1/6/28	100	110
John Deere Capital Corp.	3.450%	3/7/29	50	56
John Deere Capital Corp.	2.800%	7/18/29	150	162
John Deere Capital Corp.	2.450%	1/9/30	325	342
John Deere Capital Corp.	2.000%	6/17/31	100	101
Johnson Controls International plc	3.625%	7/2/24	126	135
Johnson Controls International plc	3.900%	2/14/26	37	41
Johnson Controls International plc	6.000%	1/15/36	39	55
Johnson Controls International plc	4.625%	7/2/44	175	217
Johnson Controls International plc	5.125%	9/14/45	14	19
Johnson Controls International plc	4.500%	2/15/47	100	125
Johnson Controls International plc	4.950%	7/2/64	72	97
Kansas City Southern	3.000%	5/15/23	250	259
Kansas City Southern	2.875%	11/15/29	100	105
Kansas City Southern	4.300%	5/15/43	75	86
Kansas City Southern	4.950%	8/15/45	125	160
Kansas City Southern	4.700%	5/1/48	225	280
Kansas City Southern	3.500%	5/1/50	100	106
Kennametal Inc.	4.625%	6/15/28	120	136
Keysight Technologies Inc.	4.550%	10/30/24	195	217
Keysight Technologies Inc.	4.600%	4/6/27	125	145
Keysight Technologies Inc.	3.000%	10/30/29	100	106
Kirby Corp.	4.200%	3/1/28	300	335
L3Harris Technologies Inc.	3.850%	6/15/23	600	638
L3Harris Technologies Inc.	3.950%	5/28/24	103	112
L3Harris Technologies Inc.	3.832%	4/27/25	200	219
L3Harris Technologies Inc.	3.850%	12/15/26	50	56
L3Harris Technologies Inc.	4.400%	6/15/28	175	203
L3Harris Technologies Inc.	4.854%	4/27/35	100	125
L3Harris Technologies Inc.	6.150%	12/15/40	100	144
L3Harris Technologies Inc.	5.054%	4/27/45	100	132
Legrand France SA	8.500%	2/15/25	68	86
Lennox International Inc.	3.000%	11/15/23	100	105
Lennox International Inc.	1.700%	8/1/27	50	50
Lockheed Martin Corp.	3.100%	1/15/23	100	104
Lockheed Martin Corp.	3.550%	1/15/26	380	420
Lockheed Martin Corp.	1.850%	6/15/30	179	180
Lockheed Martin Corp.	3.600%	3/1/35	150	172
Lockheed Martin Corp.	4.500%	5/15/36	100	126
Lockheed Martin Corp.	6.150%	9/1/36	300	431
Lockheed Martin Corp.	4.070%	12/15/42	270	328
Lockheed Martin Corp.	3.800%	3/1/45	100	117
Lockheed Martin Corp.	4.700%	5/15/46	275	364
Lockheed Martin Corp.	2.800%	6/15/50	175	176
Lockheed Martin Corp.	4.090%	9/15/52	331	414
Norfolk Southern Corp.	2.903%	2/15/23	48	50
Norfolk Southern Corp.	3.850%	1/15/24	75	80
Norfolk Southern Corp.	3.650%	8/1/25	50	55
Norfolk Southern Corp.	2.900%	6/15/26	310	334
Norfolk Southern Corp.	7.800%	5/15/27	60	81

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Norfolk Southern Corp.	3.150%	6/1/27	125	136
Norfolk Southern Corp.	3.800%	8/1/28	113	128
Norfolk Southern Corp.	2.550%	11/1/29	200	210
Norfolk Southern Corp.	4.837%	10/1/41	113	145
Norfolk Southern Corp.	4.450%	6/15/45	75	92
Norfolk Southern Corp.	4.650%	1/15/46	75	94
Norfolk Southern Corp.	4.150%	2/28/48	25	29
Norfolk Southern Corp.	4.100%	5/15/49	73	86
Norfolk Southern Corp.	3.400%	11/1/49	75	80
Norfolk Southern Corp.	3.050%	5/15/50	350	351
Norfolk Southern Corp.	4.050%	8/15/52	239	282
Norfolk Southern Corp.	3.155%	5/15/55	438	443
Norfolk Southern Corp.	4.100%	5/15/21	100	109
Northrop Grumman Corp.	3.250%	8/1/23	150	159
Northrop Grumman Corp.	2.930%	1/15/25	275	293
Northrop Grumman Corp.	3.200%	2/1/27	150	163
Northrop Grumman Corp.	3.250%	1/15/28	100	109
Northrop Grumman Corp.	4.400%	5/1/30	290	343
Northrop Grumman Corp.	5.150%	5/1/40	100	131
Northrop Grumman Corp.	5.050%	11/15/40	150	196
Northrop Grumman Corp.	4.750%	6/1/43	275	354
Northrop Grumman Corp.	4.030%	10/15/47	380	451
Northrop Grumman Corp.	5.250%	5/1/50	310	436
Nvent Finance Sarl	3.950%	4/15/23	200	209
Nvent Finance Sarl	4.550%	4/15/28	100	110
Oshkosh Corp.	4.600%	5/15/28	185	214
Oshkosh Corp.	3.100%	3/1/30	60	64
Otis Worldwide Corp.	2.293%	4/5/27	200	208
Otis Worldwide Corp.	2.565%	2/15/30	300	311
Otis Worldwide Corp.	3.112%	2/15/40	400	414
Otis Worldwide Corp.	3.362%	2/15/50	150	158
PACCAR Financial Corp.	2.300%	8/10/22	50	51
PACCAR Financial Corp.	2.000%	9/26/22	50	51
PACCAR Financial Corp.	3.400%	8/9/23	100	106
PACCAR Financial Corp.	0.350%	8/11/23	500	500
PACCAR Financial Corp.	2.150%	8/15/24	75	78
PACCAR Financial Corp.	1.800%	2/6/25	60	62
Parker-Hannifin Corp.	3.500%	9/15/22	175	181
Parker-Hannifin Corp.	2.700%	6/14/24	110	116
Parker-Hannifin Corp.	3.300%	11/21/24	290	312
Parker-Hannifin Corp.	3.250%	3/1/27	125	137
Parker-Hannifin Corp.	3.250%	6/14/29	75	82
Parker-Hannifin Corp.	6.250%	5/15/38	150	213
Parker-Hannifin Corp.	4.450%	11/21/44	200	247
Parker-Hannifin Corp.	4.000%	6/14/49	185	220
Precision Castparts Corp.	2.500%	1/15/23	200	206
Precision Castparts Corp.	3.250%	6/15/25	175	190
Precision Castparts Corp.	4.375%	6/15/45	200	243
Quanta Services Inc.	2.900%	10/1/30	400	415
Raytheon Technologies Corp.	2.500%	12/15/22	275	282
Raytheon Technologies Corp.	3.200%	3/15/24	175	186
Raytheon Technologies Corp.	3.950%	8/16/25	400	445
Raytheon Technologies Corp.	3.500%	3/15/27	300	331
Raytheon Technologies Corp.	3.125%	5/4/27	225	245
Raytheon Technologies Corp.	7.200%	8/15/27	25	33
Raytheon Technologies Corp.	4.125%	11/16/28	750	864
Raytheon Technologies Corp.	7.500%	9/15/29	125	175
Raytheon Technologies Corp.	2.250%	7/1/30	300	305
Raytheon Technologies Corp.	5.400%	5/1/35	150	197
Raytheon Technologies Corp.	6.050%	6/1/36	100	140
Raytheon Technologies Corp.	6.125%	7/15/38	100	143
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Raytheon Technologies Corp.	4.450%	11/16/38	175	212
	Raytheon Technologies Corp.	5.700%	4/15/40	100	139
	Raytheon Technologies Corp.	4.700%	12/15/41	50	63
	Raytheon Technologies Corp.	4.500%	6/1/42	675	840
	Raytheon Technologies Corp.	4.800%	12/15/43	65	82
	Raytheon Technologies Corp.	4.150%	5/15/45	200	237
	Raytheon Technologies Corp.	3.750%	11/1/46	200	226
	Raytheon Technologies Corp.	4.350%	4/15/47	250	306
	Raytheon Technologies Corp.	4.050%	5/4/47	300	353
	Raytheon Technologies Corp.	4.625%	11/16/48	350	449
	Raytheon Technologies Corp.	3.125%	7/1/50	300	308
	Republic Services Inc.	2.500%	8/15/24	200	210
	Republic Services Inc.	0.875%	11/15/25	500	496
	Republic Services Inc.	1.450%	2/15/31	500	469
	Republic Services Inc.	6.200%	3/1/40	175	251
	Republic Services Inc.	5.700%	5/15/41	100	138
	Rockwell Automation Inc.	3.500%	3/1/29	100	112
	Rockwell Automation Inc.	4.200%	3/1/49	125	156
	Ryder System Inc.	3.400%	3/1/23	75	78
	Ryder System Inc.	3.750%	6/9/23	225	238
	Ryder System Inc.	3.650%	3/18/24	150	161
	Ryder System Inc.	2.500%	9/1/24	50	52
	Ryder System Inc.	4.625%	6/1/25	193	218
	Ryder System Inc.	2.900%	12/1/26	100	107
	Snap-on Inc.	3.250%	3/1/27	50	54
	Snap-on Inc.	4.100%	3/1/48	75	92
	Snap-on Inc.	3.100%	5/1/50	75	79
	Southwest Airlines Co.	4.750%	5/4/23	250	268
	Southwest Airlines Co.	5.250%	5/4/25	1,000	1,142
	Southwest Airlines Co.	3.000%	11/15/26	100	107
	Southwest Airlines Co.	5.125%	6/15/27	475	559
	Southwest Airlines Co.	3.450%	11/16/27	50	54
	Southwest Airlines Co.	2.625%	2/10/30	100	103
[2]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.150%	2/1/24	11	11
[2]	Spirit Airlines Series 2015-1A Pass Through Trust	4.100%	10/1/29	17	18
	Stanley Black & Decker Inc.	3.400%	3/1/26	100	110
	Stanley Black & Decker Inc.	4.250%	11/15/28	100	117
	Stanley Black & Decker Inc.	2.300%	3/15/30	375	389
	Stanley Black & Decker Inc.	5.200%	9/1/40	75	99
	Stanley Black & Decker Inc.	4.850%	11/15/48	100	135
	Stanley Black & Decker Inc.	4.000%	3/15/60	400	426
	Teledyne Technologies Inc.	0.950%	4/1/24	300	300
	Teledyne Technologies Inc.	2.750%	4/1/31	300	308
	Textron Inc.	4.000%	3/15/26	200	223
	Textron Inc.	3.650%	3/15/27	250	277
	Textron Inc.	3.900%	9/17/29	225	252
	Timken Co.	3.875%	9/1/24	100	107
	Timken Co.	4.500%	12/15/28	25	28
	Trane Technologies Global Holding Co Ltd.	4.250%	6/15/23	125	134
	Trane Technologies Global Holding Co Ltd.	5.750%	6/15/43	125	181

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Trane Technologies Luxembourg Finance SA	3.550%	11/1/24	375	405
	Trane Technologies Luxembourg Finance SA	3.500%	3/21/26	75	82
	Trane Technologies Luxembourg Finance SA	3.800%	3/21/29	225	254
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	75	94
	Trimble Inc.	4.150%	6/15/23	50	53
	Trimble Inc.	4.750%	12/1/24	93	103
	Trimble Inc.	4.900%	6/15/28	50	59
	Tyco Electronics Group SA	3.450%	8/1/24	125	134
	Tyco Electronics Group SA	3.125%	8/15/27	200	216
	Tyco Electronics Group SA	7.125%	10/1/37	125	191
	Union Pacific Corp.	4.163%	7/15/22	534	550
	Union Pacific Corp.	2.950%	1/15/23	25	26
	Union Pacific Corp.	3.500%	6/8/23	150	159
	Union Pacific Corp.	3.646%	2/15/24	50	54
	Union Pacific Corp.	3.150%	3/1/24	100	107
	Union Pacific Corp.	3.250%	1/15/25	206	222
	Union Pacific Corp.	3.750%	7/15/25	560	622
	Union Pacific Corp.	2.750%	3/1/26	75	80
	Union Pacific Corp.	2.400%	2/5/30	200	206
	Union Pacific Corp.	3.375%	2/1/35	100	110
[5]	Union Pacific Corp.	2.891%	4/6/36	500	520
	Union Pacific Corp.	3.600%	9/15/37	290	325
	Union Pacific Corp.	3.250%	2/5/50	200	211
	Union Pacific Corp.	3.799%	10/1/51	560	640
	Union Pacific Corp.	3.875%	2/1/55	100	113
	Union Pacific Corp.	3.950%	8/15/59	100	116
	Union Pacific Corp.	3.839%	3/20/60	386	438
	Union Pacific Corp.	2.973%	9/16/62	325	312
[5]	Union Pacific Corp.	3.799%	4/6/71	535	593
[2]	United Airlines	5.875%	4/15/29	657	730
[2]	United Airlines Class A Series 2013-1 Pass Through Trust	4.300%	2/15/27	51	54
[2]	United Airlines Class A Series 2014-1 Pass Through Trust	4.000%	10/11/27	67	70
	United Airlines Class A Series 2015-1 Pass Through Trust	3.700%	6/1/24	60	62
[2]	United Airlines Class A Series 2016-1 Pass Through Trust	3.450%	1/7/30	41	41
[2]	United Airlines Class A Series 2016-2 Pass Through Trust	3.100%	4/7/30	41	41
[2]	United Airlines Class AA Series 2015-1 Pass Through Trust	3.450%	6/1/29	133	139
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/30	326	344
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/30	61	62
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/33	168	185
[2]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	96	96
[2]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	194	206
	United Parcel Service Inc.	2.450%	10/1/22	175	180
	United Parcel Service Inc.	2.500%	4/1/23	200	207
	United Parcel Service Inc.	2.800%	11/15/24	186	199
	United Parcel Service Inc.	3.900%	4/1/25	300	332
	United Parcel Service Inc.	2.400%	11/15/26	150	160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	3.400%	3/15/29	100	112
	United Parcel Service Inc.	2.500%	9/1/29	100	106
	United Parcel Service Inc.	6.200%	1/15/38	173	255
	United Parcel Service Inc.	5.200%	4/1/40	255	347
	United Parcel Service Inc.	4.875%	11/15/40	75	99
	United Parcel Service Inc.	3.625%	10/1/42	100	115
	United Parcel Service Inc.	3.400%	11/15/46	110	122
	United Parcel Service Inc.	4.250%	3/15/49	125	158
	United Parcel Service Inc.	3.400%	9/1/49	200	224
	United Parcel Service Inc.	5.300%	4/1/50	300	439
	Valmont Industries Inc.	5.000%	10/1/44	150	181
	Valmont Industries Inc.	5.250%	10/1/54	75	93
	Waste Connections Inc.	4.250%	12/1/28	100	116
	Waste Connections Inc.	3.500%	5/1/29	200	220
	Waste Connections Inc.	2.600%	2/1/30	139	144
	Waste Connections Inc.	3.050%	4/1/50	75	76
	Waste Management Inc.	2.900%	9/15/22	100	102
	Waste Management Inc.	2.400%	5/15/23	225	233
	Waste Management Inc.	0.750%	11/15/25	500	496
	Waste Management Inc.	3.150%	11/15/27	125	137
	Waste Management Inc.	1.500%	3/15/31	200	189
	Waste Management Inc.	2.950%	6/1/41	200	206
	Waste Management Inc.	2.500%	11/15/50	200	187
	Westinghouse Air Brake Technologies Corp.	4.400%	3/15/24	275	298
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	360	384
	Westinghouse Air Brake Technologies Corp.	4.950%	9/15/28	175	203
	WW Grainger Inc.	1.850%	2/15/25	75	78
	WW Grainger Inc.	4.600%	6/15/45	200	258
	WW Grainger Inc.	3.750%	5/15/46	75	86
	WW Grainger Inc.	4.200%	5/15/47	75	92
	Xylem Inc.	3.250%	11/1/26	100	109
	Xylem Inc.	1.950%	1/30/28	100	101
	Xylem Inc.	2.250%	1/30/31	100	101
	Xylem Inc.	4.375%	11/1/46	100	119
					112,622
Materials (0.9%)
	Air Products and Chemicals Inc.	3.350%	7/31/24	500	538
	Air Products and Chemicals Inc.	2.050%	5/15/30	200	204
	Air Products and Chemicals Inc.	2.700%	5/15/40	200	202
	Air Products and Chemicals Inc.	2.800%	5/15/50	200	200
	Albemarle Corp.	4.150%	12/1/24	132	145
	Albemarle Corp.	5.450%	12/1/44	75	95
	Amcor Flexibles North America Inc.	3.100%	9/15/26	50	53
	Amcor Flexibles North America Inc.	2.630%	6/19/30	125	128
	Amcor Flexibles North America Inc.	2.690%	5/25/31	200	204
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	200	208
	Avery Dennison Corp.	4.875%	12/6/28	75	89
	Avery Dennison Corp.	2.650%	4/30/30	200	206
	Barrick Gold Corp.	6.450%	10/15/35	75	103
	Barrick North America Finance LLC	5.700%	5/30/41	450	619
	Barrick North America Finance LLC	5.750%	5/1/43	150	211
[5]	Berry Global Inc.	0.950%	2/15/24	200	200
[5]	Berry Global Inc.	1.570%	1/15/26	400	401
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	181
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	781
	Cabot Corp.	4.000%	7/1/29	55	59
	Carlisle Cos. Inc.	3.750%	11/15/22	75	78
	Carlisle Cos. Inc.	3.500%	12/1/24	50	54

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Carlisle Cos. Inc.	3.750%	12/1/27	125	139
Carlisle Cos. Inc.	2.750%	3/1/30	150	156
Celanese U.S. Holdings LLC	3.500%	5/8/24	100	107
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	300	323
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	200	239
Dow Chemical Co.	4.550%	11/30/25	150	171
Dow Chemical Co.	4.800%	11/30/28	225	270
Dow Chemical Co.	2.100%	11/15/30	400	396
Dow Chemical Co.	4.250%	10/1/34	150	173
Dow Chemical Co.	9.400%	5/15/39	350	616
Dow Chemical Co.	5.250%	11/15/41	100	130
Dow Chemical Co.	4.625%	10/1/44	200	244
Dow Chemical Co.	5.550%	11/30/48	100	140
Dow Chemical Co.	3.600%	11/15/50	500	539
DuPont de Nemours Inc.	4.205%	11/15/23	475	514
DuPont de Nemours Inc.	4.493%	11/15/25	350	398
DuPont de Nemours Inc.	4.725%	11/15/28	425	507
DuPont de Nemours Inc.	5.319%	11/15/38	300	396
DuPont de Nemours Inc.	5.419%	11/15/48	475	660
Eastman Chemical Co.	3.800%	3/15/25	200	218
Eastman Chemical Co.	4.800%	9/1/42	225	276
Eastman Chemical Co.	4.650%	10/15/44	150	182
Ecolab Inc.	2.375%	8/10/22	300	306
Ecolab Inc.	2.700%	11/1/26	200	214
Ecolab Inc.	3.250%	12/1/27	100	110
Ecolab Inc.	4.800%	3/24/30	300	368
Ecolab Inc.	1.300%	1/30/31	500	473
Ecolab Inc.	3.950%	12/1/47	100	121
EI du Pont de Nemours and Co.	1.700%	7/15/25	100	103
EI du Pont de Nemours and Co.	2.300%	7/15/30	100	103
Fibria Overseas Finance Ltd.	5.250%	5/12/24	200	224
Fibria Overseas Finance Ltd.	4.000%	1/14/25	150	162
FMC Corp.	4.100%	2/1/24	250	268
FMC Corp.	3.200%	10/1/26	50	54
FMC Corp.	3.450%	10/1/29	100	109
FMC Corp.	4.500%	10/1/49	100	121
Georgia-Pacific LLC	8.000%	1/15/24	250	296
Georgia-Pacific LLC	7.375%	12/1/25	100	127
Georgia-Pacific LLC	8.875%	5/15/31	250	395
Huntsman International LLC	2.950%	6/15/31	100	102
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	26
International Flavors & Fragrances Inc.	4.450%	9/26/28	50	58
International Flavors & Fragrances Inc.	4.375%	6/1/47	90	106
International Flavors & Fragrances Inc.	5.000%	9/26/48	100	130
International Paper Co.	3.800%	1/15/26	28	31
International Paper Co.	5.000%	9/15/35	100	126
International Paper Co.	7.300%	11/15/39	100	156
International Paper Co.	4.800%	6/15/44	200	255
International Paper Co.	5.150%	5/15/46	200	268
International Paper Co.	4.350%	8/15/48	200	249
Kinross Gold Corp.	5.950%	3/15/24	75	84
Kinross Gold Corp.	4.500%	7/15/27	25	29
Linde Inc.	2.650%	2/5/25	147	156
Linde Inc.	3.550%	11/7/42	50	58
LYB International Finance BV	5.250%	7/15/43	200	259
LYB International Finance II BV	3.500%	3/2/27	200	218
LYB International Finance III LLC	1.250%	10/1/25	500	499
LYB International Finance III LLC	3.375%	5/1/30	100	109
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	3.375%	10/1/40	200	207
	LYB International Finance III LLC	4.200%	10/15/49	135	155
	LYB International Finance III LLC	3.625%	4/1/51	400	424
	LyondellBasell Industries NV	5.750%	4/15/24	175	196
	LyondellBasell Industries NV	4.625%	2/26/55	425	517
	Martin Marietta Materials Inc.	0.650%	7/15/23	50	50
	Martin Marietta Materials Inc.	4.250%	7/2/24	100	109
	Martin Marietta Materials Inc.	3.450%	6/1/27	50	55
	Martin Marietta Materials Inc.	3.500%	12/15/27	100	110
	Martin Marietta Materials Inc.	2.500%	3/15/30	100	102
	Martin Marietta Materials Inc.	2.400%	7/15/31	150	151
	Martin Marietta Materials Inc.	4.250%	12/15/47	175	204
	Martin Marietta Materials Inc.	3.200%	7/15/51	220	220
	Mosaic Co.	3.250%	11/15/22	225	233
	Mosaic Co.	4.250%	11/15/23	175	188
	Mosaic Co.	4.050%	11/15/27	200	224
	Mosaic Co.	5.450%	11/15/33	100	126
	Mosaic Co.	4.875%	11/15/41	50	59
	Mosaic Co.	5.625%	11/15/43	100	131
	Newmont Corp.	2.800%	10/1/29	150	157
	Newmont Corp.	2.250%	10/1/30	200	200
	Newmont Corp.	5.875%	4/1/35	100	135
	Newmont Corp.	6.250%	10/1/39	225	325
	Newmont Corp.	5.450%	6/9/44	200	273
	Nucor Corp.	4.125%	9/15/22	100	104
	Nucor Corp.	2.000%	6/1/25	100	103
	Nucor Corp.	3.950%	5/1/28	100	114
	Nucor Corp.	2.700%	6/1/30	100	104
[5]	Nucor Corp.	2.979%	12/15/55	300	290
	Nutrien Ltd.	3.500%	6/1/23	299	313
	Nutrien Ltd.	3.375%	3/15/25	250	270
	Nutrien Ltd.	3.000%	4/1/25	250	266
	Nutrien Ltd.	4.000%	12/15/26	50	56
	Nutrien Ltd.	2.950%	5/13/30	175	185
	Nutrien Ltd.	4.125%	3/15/35	250	286
	Nutrien Ltd.	5.625%	12/1/40	275	375
	Nutrien Ltd.	6.125%	1/15/41	25	36
	Nutrien Ltd.	4.900%	6/1/43	50	63
	Nutrien Ltd.	5.250%	1/15/45	200	266
	Nutrien Ltd.	5.000%	4/1/49	100	132
	Owens Corning	3.400%	8/15/26	200	217
	Owens Corning	3.950%	8/15/29	100	113
	Owens Corning	3.875%	6/1/30	50	56
	Owens Corning	4.300%	7/15/47	200	233
	Owens Corning	4.400%	1/30/48	75	89
	Packaging Corp. of America	4.500%	11/1/23	350	378
	Packaging Corp. of America	3.400%	12/15/27	100	110
	Packaging Corp. of America	3.000%	12/15/29	140	149
	Packaging Corp. of America	4.050%	12/15/49	90	106
	PPG Industries Inc.	2.400%	8/15/24	200	209
	PPG Industries Inc.	2.550%	6/15/30	300	312
	Praxair Inc.	1.100%	8/10/30	500	470
	Reliance Steel & Aluminum Co.	4.500%	4/15/23	100	106
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	200	200

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Reliance Steel & Aluminum Co.	2.150%	8/15/30	200	197
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	317
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	317	351
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	102
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	171
Rio Tinto Finance USA plc	4.750%	3/22/42	150	196
Rio Tinto Finance USA plc	4.125%	8/21/42	250	305
Rohm and Haas Co.	7.850%	7/15/29	250	346
RPM International Inc.	3.450%	11/15/22	100	103
RPM International Inc.	3.750%	3/15/27	50	55
RPM International Inc.	4.250%	1/15/48	200	220
Sherwin-Williams Co.	2.750%	6/1/22	12	12
Sherwin-Williams Co.	3.125%	6/1/24	325	347
Sherwin-Williams Co.	3.450%	8/1/25	225	245
Sherwin-Williams Co.	3.950%	1/15/26	200	222
Sherwin-Williams Co.	3.450%	6/1/27	100	110
Sherwin-Williams Co.	2.950%	8/15/29	200	215
Sherwin-Williams Co.	2.300%	5/15/30	100	101
Sherwin-Williams Co.	4.000%	12/15/42	100	115
Sherwin-Williams Co.	4.550%	8/1/45	90	111
Sherwin-Williams Co.	4.500%	6/1/47	450	564
Sherwin-Williams Co.	3.800%	8/15/49	100	115
Sherwin-Williams Co.	3.300%	5/15/50	100	106
Sonoco Products Co.	3.125%	5/1/30	105	112
Southern Copper Corp.	3.500%	11/8/22	400	415
Southern Copper Corp.	3.875%	4/23/25	50	54
Southern Copper Corp.	7.500%	7/27/35	100	145
Southern Copper Corp.	6.750%	4/16/40	325	464
Southern Copper Corp.	5.875%	4/23/45	500	699
Steel Dynamics Inc.	2.400%	6/15/25	100	105
Steel Dynamics Inc.	3.450%	4/15/30	125	136
Steel Dynamics Inc.	3.250%	1/15/31	100	107
Steel Dynamics Inc.	3.250%	10/15/50	200	200
Suzano Austria GmbH	6.000%	1/15/29	400	476
Suzano Austria GmbH	5.000%	1/15/30	200	226
Suzano Austria GmbH	3.750%	1/15/31	200	209
Suzano Austria GmbH	3.125%	1/15/32	225	223
Teck Resources Ltd.	3.900%	7/15/30	100	108
Teck Resources Ltd.	6.125%	10/1/35	150	194
Teck Resources Ltd.	6.000%	8/15/40	50	64
Teck Resources Ltd.	6.250%	7/15/41	325	427
Vale Overseas Ltd.	6.250%	8/10/26	300	361
Vale Overseas Ltd.	3.750%	7/8/30	100	106
Vale Overseas Ltd.	8.250%	1/17/34	50	73
Vale Overseas Ltd.	6.875%	11/21/36	410	562
Vale Overseas Ltd.	6.875%	11/10/39	450	628
Vale SA	5.625%	9/11/42	75	94
Vulcan Materials Co.	4.500%	4/1/25	200	223
Vulcan Materials Co.	3.500%	6/1/30	150	165
Vulcan Materials Co.	4.500%	6/15/47	125	152
Westlake Chemical Corp.	3.600%	8/15/26	300	327
Westlake Chemical Corp.	3.375%	6/15/30	100	108
Westlake Chemical Corp.	5.000%	8/15/46	200	253
WestRock MWV LLC	7.950%	2/15/31	250	357
WRKCo Inc.	3.000%	9/15/24	250	265
WRKCo Inc.	4.650%	3/15/26	100	115
WRKCo Inc.	3.375%	9/15/27	250	273
WRKCo Inc.	4.900%	3/15/29	200	240
WRKCo Inc.	3.000%	6/15/33	100	105
				41,885
Real Estate (1.1%)
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	254	277
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	50	56
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	57
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	117
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	200	209
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	125	149
Alexandria Real Estate Equities Inc.	4.900%	12/15/30	124	152
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	150	165
Alexandria Real Estate Equities Inc.	1.875%	2/1/33	500	473
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	50	64
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	125	144
Alexandria Real Estate Equities Inc.	3.000%	5/18/51	500	491
American Campus Communities Operating Partnership LP	3.750%	4/15/23	75	79
American Campus Communities Operating Partnership LP	4.125%	7/1/24	100	109
American Campus Communities Operating Partnership LP	3.300%	7/15/26	50	54
American Campus Communities Operating Partnership LP	3.625%	11/15/27	75	82
American Campus Communities Operating Partnership LP	2.850%	2/1/30	70	72
American Homes 4 Rent LP	4.900%	2/15/29	100	117
American Homes 4 Rent LP	2.375%	7/15/31	200	197
American Homes 4 Rent LP	3.375%	7/15/51	200	196
American Tower Corp.	3.500%	1/31/23	200	210
American Tower Corp.	5.000%	2/15/24	100	111
American Tower Corp.	3.375%	5/15/24	200	214
American Tower Corp.	2.950%	1/15/25	100	106
American Tower Corp.	4.000%	6/1/25	138	152
American Tower Corp.	1.600%	4/15/26	200	202
American Tower Corp.	3.375%	10/15/26	200	218
American Tower Corp.	2.750%	1/15/27	500	529
American Tower Corp.	3.125%	1/15/27	125	134
American Tower Corp.	1.500%	1/31/28	500	487
American Tower Corp.	3.950%	3/15/29	140	157
American Tower Corp.	3.800%	8/15/29	475	530
American Tower Corp.	2.900%	1/15/30	145	152
American Tower Corp.	2.100%	6/15/30	150	148
American Tower Corp.	2.700%	4/15/31	200	207
American Tower Corp.	3.700%	10/15/49	200	217
American Tower Corp.	3.100%	6/15/50	150	147
AvalonBay Communities Inc.	2.850%	3/15/23	25	26
AvalonBay Communities Inc.	4.200%	12/15/23	400	432
AvalonBay Communities Inc.	3.450%	6/1/25	100	109
AvalonBay Communities Inc.	2.950%	5/11/26	150	162
AvalonBay Communities Inc.	2.900%	10/15/26	50	54
AvalonBay Communities Inc.	3.350%	5/15/27	75	82
AvalonBay Communities Inc.	3.200%	1/15/28	75	81
AvalonBay Communities Inc.	3.300%	6/1/29	100	109
AvalonBay Communities Inc.	3.900%	10/15/46	50	58
AvalonBay Communities Inc.	4.350%	4/15/48	60	75

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	3.850%	2/1/23	225	235
Boston Properties LP	3.125%	9/1/23	275	288
Boston Properties LP	3.200%	1/15/25	111	119
Boston Properties LP	3.650%	2/1/26	100	110
Boston Properties LP	2.750%	10/1/26	50	53
Boston Properties LP	3.400%	6/21/29	400	435
Boston Properties LP	2.900%	3/15/30	400	417
Brandywine Operating Partnership LP	3.950%	2/15/23	700	731
Brandywine Operating Partnership LP	3.950%	11/15/27	100	109
Brixmor Operating Partnership LP	3.650%	6/15/24	50	54
Brixmor Operating Partnership LP	3.850%	2/1/25	125	136
Brixmor Operating Partnership LP	4.125%	6/15/26	200	223
Brixmor Operating Partnership LP	3.900%	3/15/27	75	82
Brixmor Operating Partnership LP	4.125%	5/15/29	533	598
Brixmor Operating Partnership LP	4.050%	7/1/30	250	280
Camden Property Trust	4.100%	10/15/28	60	69
Camden Property Trust	3.150%	7/1/29	50	54
Camden Property Trust	2.800%	5/15/30	765	811
Camden Property Trust	3.350%	11/1/49	120	131
CBRE Services Inc.	4.875%	3/1/26	125	145
CBRE Services Inc.	2.500%	4/1/31	200	203
CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	250	265
Columbia Property Trust Operating Partnership LP	4.150%	4/1/25	243	262
Columbia Property Trust Operating Partnership LP	3.650%	8/15/26	25	26
Crown Castle International Corp.	3.150%	7/15/23	150	158
Crown Castle International Corp.	3.200%	9/1/24	250	267
Crown Castle International Corp.	1.350%	7/15/25	100	101
Crown Castle International Corp.	4.450%	2/15/26	250	282
Crown Castle International Corp.	3.700%	6/15/26	175	193
Crown Castle International Corp.	3.650%	9/1/27	325	358
Crown Castle International Corp.	3.800%	2/15/28	425	472
Crown Castle International Corp.	3.100%	11/15/29	100	106
Crown Castle International Corp.	3.300%	7/1/30	115	124
Crown Castle International Corp.	2.250%	1/15/31	200	197
Crown Castle International Corp.	2.500%	7/15/31	200	201
Crown Castle International Corp.	2.900%	4/1/41	500	486
Crown Castle International Corp.	4.750%	5/15/47	95	116
Crown Castle International Corp.	5.200%	2/15/49	75	97
Crown Castle International Corp.	4.150%	7/1/50	100	114
Crown Castle International Corp.	3.250%	1/15/51	200	199
CubeSmart LP	4.375%	12/15/23	100	108
CubeSmart LP	4.000%	11/15/25	50	55
CubeSmart LP	3.125%	9/1/26	100	107
CubeSmart LP	4.375%	2/15/29	50	57
CubeSmart LP	2.000%	2/15/31	75	73
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	120	127
CyrusOne LP / CyrusOne Finance Corp.	3.450%	11/15/29	275	293
Digital Realty Trust LP	4.450%	7/15/28	370	429
Digital Realty Trust LP	3.600%	7/1/29	175	195
Duke Realty LP	3.250%	6/30/26	175	190
Duke Realty LP	3.375%	12/15/27	160	176
Duke Realty LP	4.000%	9/15/28	50	57
Duke Realty LP	2.875%	11/15/29	70	74
Duke Realty LP	1.750%	7/1/30	200	193
Equinix Inc.	2.625%	11/18/24	200	211
Equinix Inc.	1.250%	7/15/25	100	100
Equinix Inc.	1.000%	9/15/25	500	496
Equinix Inc.	1.450%	5/15/26	200	201
Equinix Inc.	2.900%	11/18/26	100	107
Equinix Inc.	1.800%	7/15/27	100	101
Equinix Inc.	1.550%	3/15/28	500	491
Equinix Inc.	3.200%	11/18/29	250	269
Equinix Inc.	2.150%	7/15/30	250	248
Equinix Inc.	2.500%	5/15/31	200	204
Equinix Inc.	3.000%	7/15/50	100	96
ERP Operating LP	3.000%	4/15/23	125	130
ERP Operating LP	3.375%	6/1/25	125	135
ERP Operating LP	2.850%	11/1/26	50	54
ERP Operating LP	3.500%	3/1/28	100	111
ERP Operating LP	4.150%	12/1/28	70	80
ERP Operating LP	3.000%	7/1/29	75	81
ERP Operating LP	2.500%	2/15/30	150	155
ERP Operating LP	4.500%	7/1/44	150	189
ERP Operating LP	4.500%	6/1/45	25	31
ERP Operating LP	4.000%	8/1/47	100	118
Essex Portfolio LP	3.250%	5/1/23	25	26
Essex Portfolio LP	3.875%	5/1/24	50	54
Essex Portfolio LP	3.500%	4/1/25	166	180
Essex Portfolio LP	3.375%	4/15/26	345	375
Essex Portfolio LP	3.625%	5/1/27	100	110
Essex Portfolio LP	4.000%	3/1/29	100	113
Essex Portfolio LP	3.000%	1/15/30	110	116
Essex Portfolio LP	2.650%	3/15/32	105	107
Essex Portfolio LP	4.500%	3/15/48	120	146
Federal Realty Investment Trust	2.750%	6/1/23	25	26
Federal Realty Investment Trust	3.250%	7/15/27	50	54
Federal Realty Investment Trust	3.200%	6/15/29	25	27
Federal Realty Investment Trust	4.500%	12/1/44	150	178
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	100	109
GLP Capital LP / GLP Financing II Inc.	3.350%	9/1/24	75	79
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	200	225
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	175	201
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	25	30
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	275	321
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	175	189
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/31	200	216
Healthcare Realty Trust Inc.	3.625%	1/15/28	100	110
Healthcare Trust of America Holdings LP	3.500%	8/1/26	130	143
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	112
Healthcare Trust of America Holdings LP	3.100%	2/15/30	100	106

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Healthcare Trust of America Holdings LP	2.000%	3/15/31	500	484
Healthpeak Properties Inc.	3.400%	2/1/25	81	87
Healthpeak Properties Inc.	3.250%	7/15/26	25	27
Healthpeak Properties Inc.	3.500%	7/15/29	125	138
Healthpeak Properties Inc.	3.000%	1/15/30	800	849
Healthpeak Properties Inc.	6.750%	2/1/41	100	149
Highwoods Realty LP	4.125%	3/15/28	75	84
Highwoods Realty LP	4.200%	4/15/29	50	56
Highwoods Realty LP	2.600%	2/1/31	250	252
Host Hotels & Resorts LP	3.750%	10/15/23	261	275
Host Hotels & Resorts LP	3.875%	4/1/24	75	80
Host Hotels & Resorts LP	3.375%	12/15/29	100	105
Hudson Pacific Properties LP	3.950%	11/1/27	100	110
Hudson Pacific Properties LP	4.650%	4/1/29	25	29
Hudson Pacific Properties LP	3.250%	1/15/30	60	63
Kilroy Realty LP	3.800%	1/15/23	250	260
Kilroy Realty LP	3.450%	12/15/24	50	53
Kilroy Realty LP	4.750%	12/15/28	50	58
Kilroy Realty LP	4.250%	8/15/29	104	117
Kilroy Realty LP	3.050%	2/15/30	200	209
Kimco Realty Corp.	3.400%	11/1/22	150	155
Kimco Realty Corp.	3.125%	6/1/23	25	26
Kimco Realty Corp.	3.300%	2/1/25	58	63
Kimco Realty Corp.	2.800%	10/1/26	125	133
Kimco Realty Corp.	3.800%	4/1/27	75	83
Kimco Realty Corp.	1.900%	3/1/28	500	500
Kimco Realty Corp.	2.700%	10/1/30	100	103
Kimco Realty Corp.	4.125%	12/1/46	50	57
Kimco Realty Corp.	4.450%	9/1/47	50	60
Kite Realty Group LP	4.000%	10/1/26	200	216
Life Storage LP	3.500%	7/1/26	125	137
Life Storage LP	3.875%	12/15/27	150	168
Life Storage LP	4.000%	6/15/29	25	28
Mid-America Apartments LP	4.300%	10/15/23	150	161
Mid-America Apartments LP	3.750%	6/15/24	50	54
Mid-America Apartments LP	3.600%	6/1/27	250	279
Mid-America Apartments LP	2.750%	3/15/30	150	157
Mid-America Apartments LP	1.700%	2/15/31	150	142
National Retail Properties Inc.	3.500%	10/15/27	350	379
National Retail Properties Inc.	4.300%	10/15/28	25	28
National Retail Properties Inc.	2.500%	4/15/30	75	76
National Retail Properties Inc.	4.800%	10/15/48	50	62
National Retail Properties Inc.	3.100%	4/15/50	50	49
Office Properties Income Trust	4.000%	7/15/22	100	103
Office Properties Income Trust	4.250%	5/15/24	100	107
Office Properties Income Trust	4.500%	2/1/25	50	54
Omega Healthcare Investors Inc.	4.375%	8/1/23	217	231
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	109
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	109
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	114
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	335
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	79
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Omega Healthcare Investors Inc.	3.625%	10/1/29	250	267
Omega Healthcare Investors Inc.	3.375%	2/1/31	500	514
Physicians Realty LP	4.300%	3/15/27	100	113
Physicians Realty LP	3.950%	1/15/28	100	110
Piedmont Operating Partnership LP	3.400%	6/1/23	75	78
Prologis LP	2.125%	4/15/27	105	109
Prologis LP	3.875%	9/15/28	100	114
Prologis LP	4.375%	2/1/29	200	235
Prologis LP	2.250%	4/15/30	155	158
Prologis LP	1.250%	10/15/30	350	330
Prologis LP	4.375%	9/15/48	75	95
Prologis LP	3.000%	4/15/50	140	144
Public Storage	2.370%	9/15/22	55	56
Public Storage	3.094%	9/15/27	100	110
Public Storage	3.385%	5/1/29	100	111
Realty Income Corp.	4.650%	8/1/23	250	269
Realty Income Corp.	3.875%	7/15/24	50	54
Realty Income Corp.	3.875%	4/15/25	225	248
Realty Income Corp.	4.125%	10/15/26	125	142
Realty Income Corp.	3.000%	1/15/27	150	162
Realty Income Corp.	3.650%	1/15/28	190	212
Realty Income Corp.	3.250%	6/15/29	150	163
Realty Income Corp.	3.250%	1/15/31	50	55
Realty Income Corp.	1.800%	3/15/33	500	477
Realty Income Corp.	4.650%	3/15/47	175	227
Regency Centers LP	3.600%	2/1/27	25	28
Regency Centers LP	4.125%	3/15/28	75	84
Regency Centers LP	2.950%	9/15/29	100	105
Regency Centers LP	4.400%	2/1/47	200	232
Regency Centers LP	4.650%	3/15/49	75	91
Sabra Health Care LP	4.800%	6/1/24	55	60
Sabra Health Care LP	5.125%	8/15/26	25	28
Sabra Health Care LP	3.900%	10/15/29	150	158
Simon Property Group LP	2.750%	2/1/23	25	26
Simon Property Group LP	2.750%	6/1/23	100	104
Simon Property Group LP	3.750%	2/1/24	150	161
Simon Property Group LP	2.000%	9/13/24	145	150
Simon Property Group LP	3.500%	9/1/25	300	329
Simon Property Group LP	3.300%	1/15/26	195	212
Simon Property Group LP	3.250%	11/30/26	75	82
Simon Property Group LP	3.375%	6/15/27	160	174
Simon Property Group LP	3.375%	12/1/27	100	109
Simon Property Group LP	1.750%	2/1/28	250	249
Simon Property Group LP	2.450%	9/13/29	145	149
Simon Property Group LP	2.650%	7/15/30	200	208
Simon Property Group LP	2.200%	2/1/31	250	247
Simon Property Group LP	6.750%	2/1/40	125	187
Simon Property Group LP	4.750%	3/15/42	100	124
Simon Property Group LP	4.250%	11/30/46	100	117
Simon Property Group LP	3.250%	9/13/49	200	203
Simon Property Group LP	3.800%	7/15/50	200	221
SITE Centers Corp.	3.900%	8/15/24	100	105
SITE Centers Corp.	3.625%	2/1/25	200	211
SITE Centers Corp.	4.250%	2/1/26	70	76
SITE Centers Corp.	4.700%	6/1/27	75	83
SL Green Operating Partnership LP	3.250%	10/15/22	100	103
Spirit Realty LP	3.200%	1/15/27	80	85
Spirit Realty LP	2.100%	3/15/28	300	299
Spirit Realty LP	4.000%	7/15/29	60	67
Spirit Realty LP	3.400%	1/15/30	80	85
STORE Capital Corp.	4.500%	3/15/28	75	85
STORE Capital Corp.	4.625%	3/15/29	100	114
Tanger Properties LP	3.125%	9/1/26	175	183
Tanger Properties LP	3.875%	7/15/27	50	54
UDR Inc.	2.950%	9/1/26	150	160
UDR Inc.	3.500%	7/1/27	150	164
UDR Inc.	3.500%	1/15/28	250	274
UDR Inc.	3.200%	1/15/30	60	65

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
UDR Inc.	3.000%	8/15/31	65	68
UDR Inc.	1.900%	3/15/33	200	187
UDR Inc.	3.100%	11/1/34	65	68
Ventas Realty LP	3.125%	6/15/23	175	182
Ventas Realty LP	3.500%	4/15/24	75	80
Ventas Realty LP	3.750%	5/1/24	200	215
Ventas Realty LP	2.650%	1/15/25	75	79
Ventas Realty LP	4.125%	1/15/26	75	84
Ventas Realty LP	3.250%	10/15/26	75	82
Ventas Realty LP	3.850%	4/1/27	50	56
Ventas Realty LP	4.000%	3/1/28	125	141
Ventas Realty LP	3.000%	1/15/30	100	105
Ventas Realty LP	4.750%	11/15/30	580	691
Ventas Realty LP	5.700%	9/30/43	75	99
Ventas Realty LP	4.375%	2/1/45	60	68
Ventas Realty LP	4.875%	4/15/49	80	99
VEREIT Operating Partnership LP	4.600%	2/6/24	75	82
VEREIT Operating Partnership LP	4.625%	11/1/25	75	85
VEREIT Operating Partnership LP	3.950%	8/15/27	450	507
VEREIT Operating Partnership LP	3.100%	12/15/29	150	161
Vornado Realty LP	3.500%	1/15/25	100	106
Washington REIT	3.950%	10/15/22	75	78
Weingarten Realty Investors	3.375%	10/15/22	50	51
Weingarten Realty Investors	3.500%	4/15/23	100	104
Welltower Inc.	3.625%	3/15/24	195	209
Welltower Inc.	4.000%	6/1/25	380	419
Welltower Inc.	4.250%	4/1/26	150	169
Welltower Inc.	2.700%	2/15/27	300	318
Welltower Inc.	4.250%	4/15/28	125	143
Welltower Inc.	4.125%	3/15/29	250	284
Welltower Inc.	2.750%	1/15/31	250	258
Welltower Inc.	6.500%	3/15/41	25	36
Welltower Inc.	4.950%	9/1/48	75	96
Weyerhaeuser Co.	8.500%	1/15/25	50	62
Weyerhaeuser Co.	4.000%	11/15/29	150	171
Weyerhaeuser Co.	4.000%	4/15/30	200	228
Weyerhaeuser Co.	7.375%	3/15/32	100	144
Weyerhaeuser Co.	6.875%	12/15/33	50	69
WP Carey Inc.	4.600%	4/1/24	125	137
WP Carey Inc.	4.000%	2/1/25	50	55
WP Carey Inc.	4.250%	10/1/26	75	84
WP Carey Inc.	3.850%	7/15/29	50	56
WP Carey Inc.	2.250%	4/1/33	500	481
				52,114
Technology (2.7%)
Adobe Inc.	1.700%	2/1/23	100	102
Adobe Inc.	1.900%	2/1/25	20	21
Adobe Inc.	3.250%	2/1/25	175	190
Adobe Inc.	2.150%	2/1/27	180	189
Adobe Inc.	2.300%	2/1/30	260	271
Altera Corp.	4.100%	11/15/23	75	81
Amdocs Ltd.	2.538%	6/15/30	200	200
Analog Devices Inc.	2.875%	6/1/23	450	468
Analog Devices Inc.	3.125%	12/5/23	75	79
Analog Devices Inc.	2.950%	4/1/25	85	91
Analog Devices Inc.	3.500%	12/5/26	200	222
Apple Inc.	2.100%	9/12/22	200	204
Apple Inc.	2.850%	2/23/23	342	355
Apple Inc.	2.400%	5/3/23	865	897
Apple Inc.	0.750%	5/11/23	400	403
Apple Inc.	3.000%	2/9/24	325	345
Apple Inc.	3.450%	5/6/24	75	81
Apple Inc.	2.850%	5/11/24	1,243	1,320
Apple Inc.	1.800%	9/11/24	150	156
Apple Inc.	2.750%	1/13/25	575	615
Apple Inc.	1.125%	5/11/25	900	911
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	0.550%	8/20/25	500	495
	Apple Inc.	0.700%	2/8/26	500	495
	Apple Inc.	3.250%	2/23/26	705	774
	Apple Inc.	2.450%	8/4/26	1,450	1,542
	Apple Inc.	3.200%	5/11/27	775	856
	Apple Inc.	2.900%	9/12/27	655	714
	Apple Inc.	1.200%	2/8/28	500	493
	Apple Inc.	2.200%	9/11/29	350	364
	Apple Inc.	1.250%	8/20/30	500	479
	Apple Inc.	1.650%	2/8/31	500	492
	Apple Inc.	4.500%	2/23/36	225	284
	Apple Inc.	2.375%	2/8/41	500	486
	Apple Inc.	3.850%	5/4/43	450	536
	Apple Inc.	4.450%	5/6/44	200	258
	Apple Inc.	3.450%	2/9/45	225	252
	Apple Inc.	4.375%	5/13/45	500	637
	Apple Inc.	4.650%	2/23/46	910	1,207
	Apple Inc.	3.850%	8/4/46	375	445
	Apple Inc.	4.250%	2/9/47	200	252
	Apple Inc.	3.750%	11/13/47	450	527
	Apple Inc.	2.650%	5/11/50	515	505
	Apple Inc.	2.400%	8/20/50	500	471
	Apple Inc.	2.650%	2/8/51	600	589
	Apple Inc.	2.550%	8/20/60	500	466
	Apple Inc.	2.800%	2/8/61	400	391
	Applied Materials Inc.	3.900%	10/1/25	145	162
	Applied Materials Inc.	3.300%	4/1/27	225	249
	Applied Materials Inc.	1.750%	6/1/30	200	198
	Applied Materials Inc.	5.100%	10/1/35	100	132
	Applied Materials Inc.	5.850%	6/15/41	125	184
	Applied Materials Inc.	4.350%	4/1/47	175	223
	Applied Materials Inc.	2.750%	6/1/50	200	199
	Arrow Electronics Inc.	4.500%	3/1/23	50	53
	Arrow Electronics Inc.	3.250%	9/8/24	171	182
	Arrow Electronics Inc.	4.000%	4/1/25	50	54
	Arrow Electronics Inc.	3.875%	1/12/28	100	112
	Autodesk Inc.	3.600%	12/15/22	25	26
	Autodesk Inc.	4.375%	6/15/25	100	112
	Autodesk Inc.	3.500%	6/15/27	75	83
	Autodesk Inc.	2.850%	1/15/30	75	79
	Automatic Data Processing Inc.	3.375%	9/15/25	200	219
	Automatic Data Processing Inc.	1.700%	5/15/28	200	202
	Automatic Data Processing Inc.	1.250%	9/1/30	400	382
	Avnet Inc.	4.875%	12/1/22	170	180
	Avnet Inc.	4.625%	4/15/26	100	113
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	725	801
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	200	219
	Broadcom Inc.	2.250%	11/15/23	200	207
	Broadcom Inc.	4.700%	4/15/25	500	563
	Broadcom Inc.	3.150%	11/15/25	278	298
	Broadcom Inc.	4.250%	4/15/26	500	561
[5]	Broadcom Inc.	1.950%	2/15/28	157	157
	Broadcom Inc.	4.110%	9/15/28	428	481
	Broadcom Inc.	4.750%	4/15/29	545	634
	Broadcom Inc.	5.000%	4/15/30	500	591
	Broadcom Inc.	4.150%	11/15/30	600	673
[5]	Broadcom Inc.	2.450%	2/15/31	500	492
	Broadcom Inc.	4.300%	11/15/32	400	455
[5]	Broadcom Inc.	3.419%	4/15/33	652	687
[5]	Broadcom Inc.	3.469%	4/15/34	436	461
[5]	Broadcom Inc.	3.500%	2/15/41	700	718
[5]	Broadcom Inc.	3.750%	2/15/51	500	523
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	110

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Broadridge Financial Solutions Inc.	2.900%	12/1/29	75	79
Broadridge Financial Solutions Inc.	2.600%	5/1/31	200	204
Cadence Design Systems Inc.	4.375%	10/15/24	100	110
Cisco Systems Inc.	2.200%	9/20/23	150	156
Cisco Systems Inc.	3.625%	3/4/24	875	947
Cisco Systems Inc.	2.950%	2/28/26	100	109
Cisco Systems Inc.	2.500%	9/20/26	225	241
Cisco Systems Inc.	5.500%	1/15/40	800	1,132
Citrix Systems Inc.	4.500%	12/1/27	50	57
Citrix Systems Inc.	3.300%	3/1/30	75	79
Corning Inc.	4.700%	3/15/37	275	328
Corning Inc.	5.750%	8/15/40	195	265
Corning Inc.	3.900%	11/15/49	100	113
Corning Inc.	4.375%	11/15/57	350	417
Corning Inc.	5.450%	11/15/79	200	279
Dell International LLC / EMC Corp.	5.450%	6/15/23	700	759
Dell International LLC / EMC Corp.	4.000%	7/15/24	100	109
Dell International LLC / EMC Corp.	5.850%	7/15/25	200	235
Dell International LLC / EMC Corp.	6.020%	6/15/26	1,075	1,289
Dell International LLC / EMC Corp.	4.900%	10/1/26	250	289
Dell International LLC / EMC Corp.	6.100%	7/15/27	100	123
Dell International LLC / EMC Corp.	5.300%	10/1/29	325	392
Dell International LLC / EMC Corp.	6.200%	7/15/30	150	193
Dell International LLC / EMC Corp.	8.100%	7/15/36	320	489
Dell International LLC / EMC Corp.	8.350%	7/15/46	425	695
DXC Technology Co.	4.250%	4/15/24	250	271
DXC Technology Co.	4.125%	4/15/25	100	110
Equifax Inc.	3.950%	6/15/23	50	53
Equifax Inc.	2.600%	12/1/24	75	79
Equifax Inc.	2.600%	12/15/25	100	105
Equifax Inc.	3.100%	5/15/30	120	129
Fidelity National Information Services Inc.	0.375%	3/1/23	200	200
Fidelity National Information Services Inc.	0.600%	3/1/24	200	200
Fidelity National Information Services Inc.	1.150%	3/1/26	500	496
Fidelity National Information Services Inc.	1.650%	3/1/28	200	199
Fidelity National Information Services Inc.	3.750%	5/21/29	100	113
Fidelity National Information Services Inc.	2.250%	3/1/31	200	200
Fidelity National Information Services Inc.	3.100%	3/1/41	200	205
Fiserv Inc.	3.800%	10/1/23	200	214
Fiserv Inc.	2.750%	7/1/24	400	422
Fiserv Inc.	3.850%	6/1/25	400	440
Fiserv Inc.	3.200%	7/1/26	200	217
Fiserv Inc.	2.250%	6/1/27	300	311
Fiserv Inc.	4.200%	10/1/28	200	230
Fiserv Inc.	3.500%	7/1/29	600	661
Fiserv Inc.	2.650%	6/1/30	200	207
Fiserv Inc.	4.400%	7/1/49	415	500
Flex Ltd.	4.750%	6/15/25	26	29
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Flex Ltd.	4.875%	6/15/29	50	58
	FLIR Systems Inc.	2.500%	8/1/30	100	101
	Global Payments Inc.	3.750%	6/1/23	250	263
	Global Payments Inc.	4.000%	6/1/23	100	106
	Global Payments Inc.	2.650%	2/15/25	337	355
	Global Payments Inc.	4.800%	4/1/26	150	172
	Global Payments Inc.	3.200%	8/15/29	310	331
	Global Payments Inc.	2.900%	5/15/30	200	208
	Global Payments Inc.	4.150%	8/15/49	200	230
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	350	365
	Hewlett Packard Enterprise Co.	2.250%	4/1/23	200	206
	Hewlett Packard Enterprise Co.	4.450%	10/2/23	300	325
	Hewlett Packard Enterprise Co.	1.450%	4/1/24	150	153
	Hewlett Packard Enterprise Co.	4.650%	10/1/24	200	222
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	500	569
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	150	152
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	150	204
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	506
	HP Inc.	4.050%	9/15/22	100	104
	HP Inc.	2.200%	6/17/25	300	311
[5]	HP Inc.	1.450%	6/17/26	200	199
	HP Inc.	3.000%	6/17/27	350	375
	HP Inc.	3.400%	6/17/30	500	536
[5]	HP Inc.	2.650%	6/17/31	200	200
	HP Inc.	6.000%	9/15/41	100	132
	IHS Markit Ltd.	3.625%	5/1/24	100	107
	IHS Markit Ltd.	4.750%	8/1/28	140	165
	IHS Markit Ltd.	4.250%	5/1/29	100	116
	Intel Corp.	3.100%	7/29/22	175	180
	Intel Corp.	2.700%	12/15/22	404	419
	Intel Corp.	2.875%	5/11/24	1,050	1,116
	Intel Corp.	3.400%	3/25/25	300	328
	Intel Corp.	3.700%	7/29/25	450	497
	Intel Corp.	2.600%	5/19/26	210	225
	Intel Corp.	2.450%	11/15/29	375	395
	Intel Corp.	3.900%	3/25/30	345	401
	Intel Corp.	4.000%	12/15/32	150	181
	Intel Corp.	4.600%	3/25/40	150	190
	Intel Corp.	4.800%	10/1/41	162	211
	Intel Corp.	4.250%	12/15/42	150	184
	Intel Corp.	4.100%	5/19/46	250	300
	Intel Corp.	4.100%	5/11/47	200	240
	Intel Corp.	3.734%	12/8/47	674	769
	Intel Corp.	3.250%	11/15/49	300	320
	Intel Corp.	4.750%	3/25/50	400	531
	Intel Corp.	3.100%	2/15/60	200	204
	Intel Corp.	4.950%	3/25/60	155	219
	International Business Machines Corp.	1.875%	8/1/22	675	686
	International Business Machines Corp.	2.875%	11/9/22	240	248
	International Business Machines Corp.	3.375%	8/1/23	450	478
	International Business Machines Corp.	3.625%	2/12/24	450	485
	International Business Machines Corp.	3.000%	5/15/24	600	639
	International Business Machines Corp.	7.000%	10/30/25	300	376
	International Business Machines Corp.	3.450%	2/19/26	285	315
	International Business Machines Corp.	3.300%	5/15/26	700	770
	International Business Machines Corp.	1.700%	5/15/27	265	268

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	6.220%	8/1/27	75	95
	International Business Machines Corp.	6.500%	1/15/28	75	98
	International Business Machines Corp.	3.500%	5/15/29	750	840
	International Business Machines Corp.	1.950%	5/15/30	265	265
	International Business Machines Corp.	4.150%	5/15/39	400	475
	International Business Machines Corp.	5.600%	11/30/39	148	207
	International Business Machines Corp.	2.850%	5/15/40	265	268
	International Business Machines Corp.	4.000%	6/20/42	358	419
	International Business Machines Corp.	4.250%	5/15/49	500	618
	International Business Machines Corp.	2.950%	5/15/50	265	266
	Intuit Inc.	0.650%	7/15/23	100	101
	Intuit Inc.	0.950%	7/15/25	100	100
	Intuit Inc.	1.350%	7/15/27	100	100
	Intuit Inc.	1.650%	7/15/30	100	98
	Jabil Inc.	3.950%	1/12/28	100	111
	Jabil Inc.	3.600%	1/15/30	100	108
	Jabil Inc.	3.000%	1/15/31	150	154
	Juniper Networks Inc.	3.750%	8/15/29	200	223
	Juniper Networks Inc.	5.950%	3/15/41	25	33
	KLA Corp.	4.650%	11/1/24	250	279
	KLA Corp.	4.100%	3/15/29	150	173
	KLA Corp.	5.000%	3/15/49	75	101
	KLA Corp.	3.300%	3/1/50	150	159
	Lam Research Corp.	3.800%	3/15/25	145	160
	Lam Research Corp.	3.750%	3/15/26	150	168
	Lam Research Corp.	4.000%	3/15/29	200	233
	Lam Research Corp.	1.900%	6/15/30	250	251
	Lam Research Corp.	4.875%	3/15/49	125	169
	Lam Research Corp.	2.875%	6/15/50	150	152
	Lam Research Corp.	3.125%	6/15/60	100	104
	Leidos Inc.	2.950%	5/15/23	95	99
	Leidos Inc.	3.625%	5/15/25	100	109
	Leidos Inc.	4.375%	5/15/30	150	170
	Leidos Inc.	2.300%	2/15/31	200	196
[5]	Marvell Technology Inc.	4.200%	6/22/23	100	106
[5]	Marvell Technology Inc.	2.450%	4/15/28	100	102
[5]	Marvell Technology Inc.	4.875%	6/22/28	100	116
[5]	Marvell Technology Inc.	2.950%	4/15/31	100	104
	Mastercard Inc.	3.375%	4/1/24	300	324
	Mastercard Inc.	2.000%	3/3/25	400	418
	Mastercard Inc.	2.950%	11/21/26	100	109
	Mastercard Inc.	3.300%	3/26/27	200	221
	Mastercard Inc.	2.950%	6/1/29	275	301
	Mastercard Inc.	3.350%	3/26/30	300	338
	Mastercard Inc.	3.950%	2/26/48	100	122
	Mastercard Inc.	3.650%	6/1/49	250	291
	Mastercard Inc.	3.850%	3/26/50	400	485
	Maxim Integrated Products Inc.	3.375%	3/15/23	75	78
	Maxim Integrated Products Inc.	3.450%	6/15/27	100	110
	Microchip Technology Inc.	4.333%	6/1/23	100	107
	Micron Technology Inc.	4.640%	2/6/24	50	55
	Micron Technology Inc.	4.975%	2/6/26	100	115
	Micron Technology Inc.	4.185%	2/15/27	200	226
	Micron Technology Inc.	5.327%	2/6/29	150	181
	Micron Technology Inc.	4.663%	2/15/30	100	116
	Microsoft Corp.	2.650%	11/3/22	200	206
	Microsoft Corp.	2.375%	5/1/23	75	78
	Microsoft Corp.	2.000%	8/8/23	300	310
	Microsoft Corp.	2.875%	2/6/24	500	529
	Microsoft Corp.	3.125%	11/3/25	1,132	1,235
	Microsoft Corp.	2.400%	8/8/26	805	858
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.300%	2/6/27	675	751
	Microsoft Corp.	3.500%	2/12/35	325	377
	Microsoft Corp.	3.450%	8/8/36	425	491
	Microsoft Corp.	4.100%	2/6/37	250	308
	Microsoft Corp.	3.700%	8/8/46	1,226	1,480
	Microsoft Corp.	2.525%	6/1/50	1,478	1,452
	Microsoft Corp.	2.921%	3/17/52	1,364	1,447
	Microsoft Corp.	2.675%	6/1/60	594	591
	Microsoft Corp.	3.041%	3/17/62	656	701
	Moody's Corp.	4.500%	9/1/22	100	104
	Moody's Corp.	4.875%	2/15/24	250	274
	Moody's Corp.	3.250%	1/15/28	200	219
	Moody's Corp.	4.875%	12/17/48	125	164
	Moody's Corp.	3.250%	5/20/50	100	105
	Moody's Corp.	2.550%	8/18/60	100	89
	Motorola Solutions Inc.	4.000%	9/1/24	240	263
	Motorola Solutions Inc.	4.600%	2/23/28	125	146
	Motorola Solutions Inc.	5.500%	9/1/44	75	98
	NetApp Inc.	3.300%	9/29/24	75	80
	NetApp Inc.	1.875%	6/22/25	150	154
	NetApp Inc.	2.375%	6/22/27	100	105
	NetApp Inc.	2.700%	6/22/30	200	209
	NVIDIA Corp.	0.309%	6/15/23	250	250
	NVIDIA Corp.	0.584%	6/14/24	250	250
	NVIDIA Corp.	3.200%	9/16/26	200	220
	NVIDIA Corp.	1.550%	6/15/28	250	249
	NVIDIA Corp.	2.850%	4/1/30	300	325
	NVIDIA Corp.	2.000%	6/15/31	250	250
	NVIDIA Corp.	3.500%	4/1/40	200	227
	NVIDIA Corp.	3.500%	4/1/50	605	684
	NVIDIA Corp.	3.700%	4/1/60	113	134
[5]	NXP BV / NXP Funding LLC	4.875%	3/1/24	200	220
[5]	NXP BV / NXP Funding LLC	5.350%	3/1/26	100	117
[5]	NXP BV / NXP Funding LLC	5.550%	12/1/28	175	215
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	450	516
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/30	200	218
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/31	200	203
[5]	NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/41	200	205
	Oracle Corp.	2.400%	9/15/23	750	778
	Oracle Corp.	3.400%	7/8/24	450	483
	Oracle Corp.	2.950%	11/15/24	425	453
	Oracle Corp.	2.500%	4/1/25	919	965
	Oracle Corp.	1.650%	3/25/26	500	507
	Oracle Corp.	2.650%	7/15/26	2,361	2,492
	Oracle Corp.	2.800%	4/1/27	500	530
	Oracle Corp.	2.300%	3/25/28	500	513
	Oracle Corp.	2.950%	4/1/30	750	790
	Oracle Corp.	2.875%	3/25/31	700	729
	Oracle Corp.	4.300%	7/8/34	325	377
	Oracle Corp.	3.900%	5/15/35	150	168
	Oracle Corp.	3.850%	7/15/36	250	276
	Oracle Corp.	3.800%	11/15/37	525	576
	Oracle Corp.	6.125%	7/8/39	150	208
	Oracle Corp.	3.600%	4/1/40	605	638
	Oracle Corp.	5.375%	7/15/40	700	907
	Oracle Corp.	3.650%	3/25/41	500	531
	Oracle Corp.	4.500%	7/8/44	250	292
	Oracle Corp.	4.125%	5/15/45	425	473
	Oracle Corp.	4.000%	7/15/46	575	625
	Oracle Corp.	4.000%	11/15/47	475	518
	Oracle Corp.	3.600%	4/1/50	1,120	1,151
	Oracle Corp.	3.950%	3/25/51	600	656

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	4.375%	5/15/55	150	174
Oracle Corp.	3.850%	4/1/60	700	741
Oracle Corp.	4.100%	3/25/61	300	332
PayPal Holdings Inc.	2.200%	9/26/22	200	205
PayPal Holdings Inc.	1.350%	6/1/23	200	204
PayPal Holdings Inc.	2.400%	10/1/24	100	105
PayPal Holdings Inc.	1.650%	6/1/25	200	205
PayPal Holdings Inc.	2.650%	10/1/26	300	322
PayPal Holdings Inc.	2.850%	10/1/29	400	432
PayPal Holdings Inc.	2.300%	6/1/30	200	207
PayPal Holdings Inc.	3.250%	6/1/50	310	337
QUALCOMM Inc.	2.600%	1/30/23	90	93
QUALCOMM Inc.	2.900%	5/20/24	172	183
QUALCOMM Inc.	3.450%	5/20/25	200	219
QUALCOMM Inc.	3.250%	5/20/27	400	442
QUALCOMM Inc.	1.300%	5/20/28	378	370
QUALCOMM Inc.	1.650%	5/20/32	414	396
QUALCOMM Inc.	4.650%	5/20/35	200	254
QUALCOMM Inc.	4.800%	5/20/45	275	365
QUALCOMM Inc.	4.300%	5/20/47	350	441
QUALCOMM Inc.	3.250%	5/20/50	200	216
RELX Capital Inc.	3.500%	3/16/23	125	131
RELX Capital Inc.	4.000%	3/18/29	100	114
RELX Capital Inc.	3.000%	5/22/30	150	160
Roper Technologies Inc.	2.350%	9/15/24	125	131
Roper Technologies Inc.	1.000%	9/15/25	500	497
Roper Technologies Inc.	3.850%	12/15/25	100	111
Roper Technologies Inc.	3.800%	12/15/26	145	162
Roper Technologies Inc.	1.400%	9/15/27	500	492
Roper Technologies Inc.	4.200%	9/15/28	175	201
Roper Technologies Inc.	2.950%	9/15/29	125	134
Roper Technologies Inc.	2.000%	6/30/30	125	123
Roper Technologies Inc.	1.750%	2/15/31	500	481
S&P Global Inc.	4.000%	6/15/25	149	166
S&P Global Inc.	2.500%	12/1/29	125	131
S&P Global Inc.	1.250%	8/15/30	400	379
S&P Global Inc.	3.250%	12/1/49	150	162
S&P Global Inc.	2.300%	8/15/60	100	86
salesforce.com Inc.	3.250%	4/11/23	200	210
salesforce.com Inc.	3.700%	4/11/28	325	370
salesforce.com Inc.	1.500%	7/15/28	200	200
salesforce.com Inc.	1.950%	7/15/31	300	300
salesforce.com Inc.	2.700%	7/15/41	250	252
salesforce.com Inc.	2.900%	7/15/51	400	404
salesforce.com Inc.	3.050%	7/15/61	250	254
ServiceNow Inc.	1.400%	9/1/30	400	375
Skyworks Solutions Inc.	1.800%	6/1/26	200	203
Texas Instruments Inc.	2.625%	5/15/24	25	26
Texas Instruments Inc.	1.375%	3/12/25	200	204
Texas Instruments Inc.	2.900%	11/3/27	94	102
Texas Instruments Inc.	2.250%	9/4/29	100	104
Texas Instruments Inc.	1.750%	5/4/30	210	209
Texas Instruments Inc.	3.875%	3/15/39	142	171
Texas Instruments Inc.	4.150%	5/15/48	300	380
Thomson Reuters Corp.	5.500%	8/15/35	75	99
Thomson Reuters Corp.	5.850%	4/15/40	100	138
Thomson Reuters Corp.	5.650%	11/23/43	100	134
Verisk Analytics Inc.	4.125%	9/12/22	275	287
Verisk Analytics Inc.	4.000%	6/15/25	150	166
Verisk Analytics Inc.	4.125%	3/15/29	400	455
Verisk Analytics Inc.	5.500%	6/15/45	50	67
Verisk Analytics Inc.	3.625%	5/15/50	100	107
Visa Inc.	2.150%	9/15/22	100	102
Visa Inc.	2.800%	12/14/22	550	568
Visa Inc.	3.150%	12/14/25	925	1,012
Visa Inc.	1.900%	4/15/27	200	207
Visa Inc.	0.750%	8/15/27	500	486
Visa Inc.	2.750%	9/15/27	150	162
Visa Inc.	1.100%	2/15/31	400	378
Visa Inc.	4.150%	12/14/35	325	400
Visa Inc.	2.700%	4/15/40	200	207
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	4.300%	12/14/45	725	932
	Visa Inc.	3.650%	9/15/47	100	118
	Visa Inc.	2.000%	8/15/50	300	265
	VMware Inc.	2.950%	8/21/22	300	308
	VMware Inc.	4.500%	5/15/25	200	224
	VMware Inc.	4.650%	5/15/27	100	115
	VMware Inc.	3.900%	8/21/27	300	333
	VMware Inc.	4.700%	5/15/30	500	592
	Western Union Co.	2.850%	1/10/25	108	114
	Western Union Co.	1.350%	3/15/26	200	199
	Western Union Co.	6.200%	11/17/36	100	126
	Western Union Co.	6.200%	6/21/40	35	44
	Xilinx Inc.	2.950%	6/1/24	150	159
	Xilinx Inc.	2.375%	6/1/30	200	203
					131,857
Utilities (2.4%)
	AEP Texas Inc.	2.400%	10/1/22	75	77
	AEP Texas Inc.	3.950%	6/1/28	100	113
	AEP Texas Inc.	2.100%	7/1/30	200	196
	AEP Texas Inc.	3.800%	10/1/47	50	55
	AEP Texas Inc.	3.450%	1/15/50	50	52
	AEP Transmission Co. LLC	4.000%	12/1/46	75	88
	AEP Transmission Co. LLC	3.750%	12/1/47	100	114
	AEP Transmission Co. LLC	3.800%	6/15/49	70	81
	AEP Transmission Co. LLC	3.150%	9/15/49	70	73
[5]	AES Corp.	1.375%	1/15/26	300	297
[5]	AES Corp.	2.450%	1/15/31	300	297
	Alabama Power Co.	1.450%	9/15/30	500	478
	Alabama Power Co.	6.125%	5/15/38	50	72
	Alabama Power Co.	3.850%	12/1/42	25	29
	Alabama Power Co.	4.150%	8/15/44	75	91
	Alabama Power Co.	3.750%	3/1/45	150	171
	Alabama Power Co.	4.300%	1/2/46	250	306
	Alabama Power Co.	3.700%	12/1/47	100	113
	Alabama Power Co.	4.300%	7/15/48	100	124
	Alabama Power Co.	3.450%	10/1/49	550	601
	Alabama Power Co.	3.125%	7/15/51	400	410
	Ameren Corp.	2.500%	9/15/24	100	105
	Ameren Corp.	3.650%	2/15/26	80	88
	Ameren Corp.	3.500%	1/15/31	100	110
	Ameren Illinois Co.	2.700%	9/1/22	250	255
	Ameren Illinois Co.	3.800%	5/15/28	75	85
	Ameren Illinois Co.	3.700%	12/1/47	150	172
	Ameren Illinois Co.	3.250%	3/15/50	60	65
	American Electric Power Co. Inc.	2.950%	12/15/22	25	26
	American Electric Power Co. Inc.	3.200%	11/13/27	75	81
	American Electric Power Co. Inc.	4.300%	12/1/28	150	173
	American Water Capital Corp.	3.400%	3/1/25	125	136
	American Water Capital Corp.	2.950%	9/1/27	325	351
	American Water Capital Corp.	3.450%	6/1/29	125	139
	American Water Capital Corp.	2.800%	5/1/30	100	106
	American Water Capital Corp.	6.593%	10/15/37	150	222
	American Water Capital Corp.	4.300%	9/1/45	100	120
	American Water Capital Corp.	3.750%	9/1/47	200	226
	American Water Capital Corp.	4.200%	9/1/48	100	122
	American Water Capital Corp.	4.150%	6/1/49	125	151
	American Water Capital Corp.	3.450%	5/1/50	100	108
	Appalachian Power Co.	3.300%	6/1/27	500	542
	Appalachian Power Co.	4.500%	3/1/49	425	521
	Appalachian Power Co.	3.700%	5/1/50	100	110

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Arizona Public Service Co.	3.150%	5/15/25	100	107
Arizona Public Service Co.	2.950%	9/15/27	50	54
Arizona Public Service Co.	4.500%	4/1/42	225	276
Arizona Public Service Co.	4.350%	11/15/45	125	152
Arizona Public Service Co.	3.750%	5/15/46	125	141
Arizona Public Service Co.	4.250%	3/1/49	100	122
Arizona Public Service Co.	3.500%	12/1/49	60	65
Atmos Energy Corp.	3.000%	6/15/27	100	108
Atmos Energy Corp.	2.625%	9/15/29	50	52
Atmos Energy Corp.	5.500%	6/15/41	200	268
Atmos Energy Corp.	4.150%	1/15/43	100	117
Atmos Energy Corp.	4.125%	10/15/44	50	59
Atmos Energy Corp.	3.375%	9/15/49	400	430
Avangrid Inc.	3.150%	12/1/24	230	246
Avangrid Inc.	3.800%	6/1/29	195	220
Avista Corp.	4.350%	6/1/48	75	94
Baltimore Gas and Electric Co.	2.400%	8/15/26	50	53
Baltimore Gas and Electric Co.	2.250%	6/15/31	100	101
Baltimore Gas and Electric Co.	3.500%	8/15/46	100	110
Baltimore Gas and Electric Co.	3.750%	8/15/47	250	288
Baltimore Gas and Electric Co.	4.250%	9/15/48	50	61
Baltimore Gas and Electric Co.	3.200%	9/15/49	80	84
Baltimore Gas and Electric Co.	2.900%	6/15/50	100	100
Berkshire Hathaway Energy Co.	2.800%	1/15/23	125	129
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	107
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	108
Berkshire Hathaway Energy Co.	3.250%	4/15/28	125	137
Berkshire Hathaway Energy Co.	3.700%	7/15/30	700	793
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	141
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	310
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	198
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	184
Berkshire Hathaway Energy Co.	3.800%	7/15/48	50	57
Berkshire Hathaway Energy Co.	4.450%	1/15/49	200	250
Berkshire Hathaway Energy Co.	4.250%	10/15/50	200	245
Black Hills Corp.	4.250%	11/30/23	100	107
Black Hills Corp.	3.950%	1/15/26	75	83
Black Hills Corp.	3.150%	1/15/27	75	80
Black Hills Corp.	3.050%	10/15/29	70	75
Black Hills Corp.	4.350%	5/1/33	75	87
Black Hills Corp.	4.200%	9/15/46	50	56
Black Hills Corp.	3.875%	10/15/49	70	75
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	316
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	71
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	75	90
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	150	187
CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	100	101
CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	200	220
CenterPoint Energy Inc.	2.500%	9/1/22	100	102
CenterPoint Energy Inc.	3.850%	2/1/24	163	175
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CenterPoint Energy Inc.	2.500%	9/1/24	100	105
CenterPoint Energy Inc.	1.450%	6/1/26	200	200
CenterPoint Energy Inc.	4.250%	11/1/28	75	86
CenterPoint Energy Inc.	2.950%	3/1/30	80	84
CenterPoint Energy Inc.	2.650%	6/1/31	200	204
CenterPoint Energy Inc.	3.700%	9/1/49	50	54
CenterPoint Energy Resources Corp.	3.550%	4/1/23	50	53
CenterPoint Energy Resources Corp.	4.000%	4/1/28	100	113
CenterPoint Energy Resources Corp.	1.750%	10/1/30	100	96
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	342
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	58
Cleco Corporate Holdings LLC	3.743%	5/1/26	100	109
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	149
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	256
Cleveland Electric Illuminating Co.	5.950%	12/15/36	75	95
CMS Energy Corp.	3.000%	5/15/26	75	81
CMS Energy Corp.	3.450%	8/15/27	50	55
CMS Energy Corp.	4.875%	3/1/44	75	96
CMS Energy Corp.	4.750%	6/1/50	100	111
Commonwealth Edison Co.	2.550%	6/15/26	223	237
Commonwealth Edison Co.	2.950%	8/15/27	75	81
Commonwealth Edison Co.	2.200%	3/1/30	50	51
Commonwealth Edison Co.	5.900%	3/15/36	150	212
Commonwealth Edison Co.	6.450%	1/15/38	175	256
Commonwealth Edison Co.	4.600%	8/15/43	75	95
Commonwealth Edison Co.	4.700%	1/15/44	175	224
Commonwealth Edison Co.	3.700%	3/1/45	75	86
Commonwealth Edison Co.	3.650%	6/15/46	175	198
Commonwealth Edison Co.	3.750%	8/15/47	100	116
Commonwealth Edison Co.	4.000%	3/1/48	150	180
Commonwealth Edison Co.	4.000%	3/1/49	125	150
Commonwealth Edison Co.	3.000%	3/1/50	200	206
Connecticut Light and Power Co.	2.500%	1/15/23	125	128
Connecticut Light and Power Co.	0.750%	12/1/25	500	494
Connecticut Light and Power Co.	3.200%	3/15/27	50	55
Connecticut Light and Power Co.	4.300%	4/15/44	150	186
Connecticut Light and Power Co.	4.000%	4/1/48	160	194
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	600	661
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	253
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	368
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	104
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	125	140
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	241

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	454
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	161
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	84
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	400	467
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	250	284
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	75	85
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	120	146
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	500	463
Consumers Energy Co.	3.375%	8/15/23	275	290
Consumers Energy Co.	3.800%	11/15/28	75	85
Consumers Energy Co.	3.950%	5/15/43	75	88
Consumers Energy Co.	3.250%	8/15/46	50	54
Consumers Energy Co.	3.950%	7/15/47	50	60
Consumers Energy Co.	4.050%	5/15/48	125	153
Consumers Energy Co.	4.350%	4/15/49	80	102
Consumers Energy Co.	3.100%	8/15/50	80	85
Consumers Energy Co.	3.500%	8/1/51	400	454
Consumers Energy Co.	2.500%	5/1/60	100	91
Delmarva Power & Light Co.	3.500%	11/15/23	25	27
Delmarva Power & Light Co.	4.150%	5/15/45	100	119
Dominion Energy Inc.	3.071%	8/15/24	75	80
Dominion Energy Inc.	3.900%	10/1/25	125	138
Dominion Energy Inc.	1.450%	4/15/26	200	201
Dominion Energy Inc.	2.850%	8/15/26	125	133
Dominion Energy Inc.	4.250%	6/1/28	125	144
Dominion Energy Inc.	3.375%	4/1/30	125	136
Dominion Energy Inc.	6.300%	3/15/33	75	101
Dominion Energy Inc.	5.950%	6/15/35	225	304
Dominion Energy Inc.	4.900%	8/1/41	280	354
Dominion Energy Inc.	4.050%	9/15/42	300	343
Dominion Energy Inc.	5.750%	10/1/54	100	109
Dominion Energy South Carolina Inc.	6.625%	2/1/32	50	70
Dominion Energy South Carolina Inc.	6.050%	1/15/38	125	177
Dominion Energy South Carolina Inc.	5.450%	2/1/41	75	103
Dominion Energy South Carolina Inc.	4.600%	6/15/43	75	96
DTE Electric Co.	3.650%	3/15/24	250	268
DTE Electric Co.	3.375%	3/1/25	150	162
DTE Electric Co.	2.250%	3/1/30	200	205
DTE Electric Co.	2.625%	3/1/31	100	105
DTE Electric Co.	4.000%	4/1/43	225	267
DTE Electric Co.	3.700%	6/1/46	50	57
DTE Electric Co.	3.750%	8/15/47	100	116
DTE Electric Co.	3.950%	3/1/49	128	154
DTE Electric Co.	2.950%	3/1/50	150	154
DTE Energy Co.	2.600%	6/15/22	50	51
DTE Energy Co.	2.250%	11/1/22	400	409
DTE Energy Co.	3.700%	8/1/23	125	133
DTE Energy Co.	2.529%	10/1/24	100	105
DTE Energy Co.	1.050%	6/1/25	500	499
DTE Energy Co.	2.850%	10/1/26	300	320
DTE Energy Co.	3.800%	3/15/27	175	195
DTE Energy Co.	3.400%	6/15/29	100	109
DTE Energy Co.	2.950%	3/1/30	60	63
DTE Energy Co.	6.375%	4/15/33	75	102
Duke Energy Carolinas LLC	2.500%	3/15/23	100	103
Duke Energy Carolinas LLC	3.050%	3/15/23	100	104
Duke Energy Carolinas LLC	2.950%	12/1/26	100	108
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.950%	11/15/28	125	143
	Duke Energy Carolinas LLC	6.000%	12/1/28	125	160
	Duke Energy Carolinas LLC	2.450%	8/15/29	200	208
	Duke Energy Carolinas LLC	2.450%	2/1/30	100	104
	Duke Energy Carolinas LLC	2.550%	4/15/31	200	208
	Duke Energy Carolinas LLC	6.100%	6/1/37	100	139
	Duke Energy Carolinas LLC	6.000%	1/15/38	25	35
	Duke Energy Carolinas LLC	6.050%	4/15/38	25	36
	Duke Energy Carolinas LLC	5.300%	2/15/40	150	204
	Duke Energy Carolinas LLC	4.000%	9/30/42	175	206
	Duke Energy Carolinas LLC	3.875%	3/15/46	100	116
	Duke Energy Carolinas LLC	3.700%	12/1/47	100	113
	Duke Energy Carolinas LLC	3.950%	3/15/48	300	352
	Duke Energy Carolinas LLC	3.200%	8/15/49	400	420
	Duke Energy Corp.	2.400%	8/15/22	200	204
	Duke Energy Corp.	3.050%	8/15/22	275	281
	Duke Energy Corp.	3.750%	4/15/24	325	350
	Duke Energy Corp.	2.650%	9/1/26	80	85
	Duke Energy Corp.	3.150%	8/15/27	300	325
	Duke Energy Corp.	2.450%	6/1/30	100	101
	Duke Energy Corp.	2.550%	6/15/31	200	203
	Duke Energy Corp.	4.800%	12/15/45	125	153
	Duke Energy Corp.	3.750%	9/1/46	405	432
	Duke Energy Corp.	4.200%	6/15/49	400	459
	Duke Energy Corp.	3.500%	6/15/51	200	207
	Duke Energy Florida LLC	3.800%	7/15/28	100	113
	Duke Energy Florida LLC	2.500%	12/1/29	425	446
	Duke Energy Florida LLC	1.750%	6/15/30	100	98
	Duke Energy Florida LLC	6.350%	9/15/37	225	332
	Duke Energy Florida LLC	6.400%	6/15/38	200	295
	Duke Energy Florida LLC	3.850%	11/15/42	200	231
	Duke Energy Florida LLC	3.400%	10/1/46	100	109
	Duke Energy Florida LLC	4.200%	7/15/48	200	245
[2]	Duke Energy Florida Project Finance LLC	1.731%	9/1/24	26	26
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/31	100	106
	Duke Energy Indiana LLC	6.350%	8/15/38	740	1,081
	Duke Energy Indiana LLC	3.750%	5/15/46	225	253
	Duke Energy Ohio Inc.	2.125%	6/1/30	100	100
	Duke Energy Ohio Inc.	3.700%	6/15/46	25	28
	Duke Energy Progress LLC	3.375%	9/1/23	25	27
	Duke Energy Progress LLC	3.700%	9/1/28	175	197
	Duke Energy Progress LLC	3.450%	3/15/29	125	139
	Duke Energy Progress LLC	4.375%	3/30/44	300	370
	Duke Energy Progress LLC	4.150%	12/1/44	100	121
	Duke Energy Progress LLC	3.700%	10/15/46	50	57
	Duke Energy Progress LLC	3.600%	9/15/47	100	112
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	100	105
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	134	145
[5]	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	66	71

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	100	105
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	200	230
	Edison International	2.400%	9/15/22	125	127
	Edison International	3.125%	11/15/22	80	82
	Edison International	2.950%	3/15/23	200	207
	Edison International	5.750%	6/15/27	25	28
	El Paso Electric Co.	6.000%	5/15/35	50	67
	El Paso Electric Co.	5.000%	12/1/44	75	91
	Emera U.S. Finance LP	3.550%	6/15/26	150	164
	Emera U.S. Finance LP	4.750%	6/15/46	245	292
	Enel Chile SA	4.875%	6/12/28	125	144
	Entergy Arkansas LLC	3.500%	4/1/26	50	55
	Entergy Arkansas LLC	2.650%	6/15/51	500	477
	Entergy Corp.	4.000%	7/15/22	150	155
	Entergy Corp.	2.950%	9/1/26	200	214
	Entergy Corp.	2.800%	6/15/30	100	104
	Entergy Corp.	3.750%	6/15/50	300	329
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	223	256
	Entergy Louisiana LLC	5.400%	11/1/24	382	438
	Entergy Louisiana LLC	2.400%	10/1/26	75	79
	Entergy Louisiana LLC	3.120%	9/1/27	100	109
	Entergy Louisiana LLC	3.050%	6/1/31	100	108
	Entergy Louisiana LLC	4.000%	3/15/33	150	176
	Entergy Louisiana LLC	4.950%	1/15/45	150	164
	Entergy Louisiana LLC	4.200%	9/1/48	200	244
	Entergy Louisiana LLC	4.200%	4/1/50	100	123
	Entergy Louisiana LLC	2.900%	3/15/51	300	298
	Entergy Mississippi LLC	2.850%	6/1/28	125	134
	Entergy Texas Inc.	1.750%	3/15/31	500	479
	Essential Utilities Inc.	3.566%	5/1/29	75	83
	Essential Utilities Inc.	2.704%	4/15/30	100	104
	Essential Utilities Inc.	4.276%	5/1/49	85	101
	Essential Utilities Inc.	3.351%	4/15/50	200	207
	Evergy Inc.	2.450%	9/15/24	200	209
	Evergy Inc.	2.900%	9/15/29	150	159
	Evergy Kansas Central Inc.	2.550%	7/1/26	150	159
	Evergy Kansas Central Inc.	3.100%	4/1/27	100	108
	Evergy Kansas Central Inc.	4.125%	3/1/42	200	235
	Evergy Kansas Central Inc.	4.100%	4/1/43	100	118
	Evergy Kansas Central Inc.	4.250%	12/1/45	25	30
	Evergy Metro Inc.	3.150%	3/15/23	75	78
	Evergy Metro Inc.	2.250%	6/1/30	100	102
	Evergy Metro Inc.	5.300%	10/1/41	100	132
	Evergy Metro Inc.	4.200%	6/15/47	100	121
	Eversource Energy	3.800%	12/1/23	75	81
	Eversource Energy	2.900%	10/1/24	50	53
	Eversource Energy	3.150%	1/15/25	168	179
	Eversource Energy	3.300%	1/15/28	100	109
	Eversource Energy	4.250%	4/1/29	200	233
	Eversource Energy	3.450%	1/15/50	200	211
	Exelon Corp.	3.950%	6/15/25	200	220
	Exelon Corp.	3.400%	4/15/26	200	218
	Exelon Corp.	4.050%	4/15/30	250	285
	Exelon Corp.	4.950%	6/15/35	225	276
	Exelon Corp.	5.625%	6/15/35	20	26
	Exelon Corp.	5.100%	6/15/45	145	190
	Exelon Corp.	4.450%	4/15/46	175	212
	Exelon Generation Co. LLC	6.250%	10/1/39	360	443
	Exelon Generation Co. LLC	5.750%	10/1/41	75	89
	Exelon Generation Co. LLC	5.600%	6/15/42	155	182
	Florida Power & Light Co.	3.250%	6/1/24	25	27
	Florida Power & Light Co.	2.850%	4/1/25	300	321
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	5.625%	4/1/34	25	34
	Florida Power & Light Co.	5.960%	4/1/39	375	549
	Florida Power & Light Co.	4.125%	2/1/42	170	207
	Florida Power & Light Co.	4.050%	6/1/42	125	152
	Florida Power & Light Co.	3.800%	12/15/42	75	88
	Florida Power & Light Co.	3.700%	12/1/47	150	176
	Florida Power & Light Co.	3.950%	3/1/48	325	395
	Florida Power & Light Co.	4.125%	6/1/48	100	124
	Florida Power & Light Co.	3.990%	3/1/49	100	123
	Florida Power & Light Co.	3.150%	10/1/49	555	603
	Fortis Inc.	3.055%	10/4/26	295	317
	Georgia Power Co.	2.100%	7/30/23	75	77
	Georgia Power Co.	2.200%	9/15/24	225	234
	Georgia Power Co.	3.250%	4/1/26	100	108
	Georgia Power Co.	4.750%	9/1/40	175	216
	Georgia Power Co.	4.300%	3/15/43	100	118
	Gulf Power Co.	3.300%	5/30/27	50	55
	Iberdrola International BV	6.750%	7/15/36	75	114
	Indiana Michigan Power Co.	3.850%	5/15/28	250	281
	Indiana Michigan Power Co.	3.750%	7/1/47	150	168
	Indiana Michigan Power Co.	4.250%	8/15/48	100	122
	Interstate Power and Light Co.	3.250%	12/1/24	202	217
	Interstate Power and Light Co.	4.100%	9/26/28	125	144
	Interstate Power and Light Co.	3.600%	4/1/29	60	67
	Interstate Power and Light Co.	2.300%	6/1/30	100	101
	Interstate Power and Light Co.	6.250%	7/15/39	50	71
	Interstate Power and Light Co.	3.700%	9/15/46	75	84
	ITC Holdings Corp.	2.700%	11/15/22	100	103
	ITC Holdings Corp.	3.650%	6/15/24	75	81
	ITC Holdings Corp.	3.350%	11/15/27	100	109
	ITC Holdings Corp.	5.300%	7/1/43	200	262
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	65	79
	Kentucky Utilities Co.	5.125%	11/1/40	125	164
	Kentucky Utilities Co.	4.375%	10/1/45	100	122
	Kentucky Utilities Co.	3.300%	6/1/50	200	211
	Louisville Gas and Electric Co.	3.300%	10/1/25	75	81
	Louisville Gas and Electric Co.	4.250%	4/1/49	170	210
	MidAmerican Energy Co.	3.500%	10/15/24	179	194
	MidAmerican Energy Co.	3.100%	5/1/27	150	164
	MidAmerican Energy Co.	3.650%	4/15/29	200	226
	MidAmerican Energy Co.	6.750%	12/30/31	125	177
	MidAmerican Energy Co.	5.750%	11/1/35	125	172
	MidAmerican Energy Co.	4.800%	9/15/43	100	130
	MidAmerican Energy Co.	3.950%	8/1/47	100	119
	MidAmerican Energy Co.	4.250%	7/15/49	200	251
	Mississippi Power Co.	4.250%	3/15/42	100	118
	National Fuel Gas Co.	3.750%	3/1/23	275	287
	National Fuel Gas Co.	5.500%	1/15/26	50	58
	National Fuel Gas Co.	4.750%	9/1/28	50	56
	National Fuel Gas Co.	2.950%	3/1/31	100	101
	National Grid USA	5.803%	4/1/35	50	62
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	310
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	775	818
	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	100	99

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	150	165
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	100	114
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	100	112
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	100	103
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	100	93
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	204	239
National Rural Utilities Cooperative Finance Corp.	4.750%	4/30/43	100	105
National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	75	82
National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	400	507
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	100	125
Nevada Power Co.	3.700%	5/1/29	200	225
Nevada Power Co.	2.400%	5/1/30	75	77
Nevada Power Co.	6.750%	7/1/37	75	109
Nevada Power Co.	3.125%	8/1/50	150	155
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	109
NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	500	502
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	100	106
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	700	744
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	50	54
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	277
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	300	303
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	100	111
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	100	106
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	500	505
NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	125	140
NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	100	117
NiSource Inc.	0.950%	8/15/25	500	496
NiSource Inc.	3.490%	5/15/27	250	275
NiSource Inc.	2.950%	9/1/29	200	212
NiSource Inc.	3.600%	5/1/30	200	221
NiSource Inc.	1.700%	2/15/31	500	474
NiSource Inc.	5.950%	6/15/41	77	108
NiSource Inc.	4.800%	2/15/44	125	155
NiSource Inc.	5.650%	2/1/45	100	137
NiSource Inc.	4.375%	5/15/47	250	299
NiSource Inc.	3.950%	3/30/48	200	229
Northern States Power Co.	6.250%	6/1/36	75	107
Northern States Power Co.	6.200%	7/1/37	50	73
Northern States Power Co.	5.350%	11/1/39	175	240
Northern States Power Co.	3.400%	8/15/42	105	116
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Northern States Power Co.	4.000%	8/15/45	50	60
Northern States Power Co.	2.900%	3/1/50	250	256
Northern States Power Co.	2.600%	6/1/51	100	96
NSTAR Electric Co.	2.375%	10/15/22	125	128
NSTAR Electric Co.	3.200%	5/15/27	125	137
NSTAR Electric Co.	3.250%	5/15/29	50	55
NSTAR Electric Co.	5.500%	3/15/40	75	103
Oglethorpe Power Corp.	5.950%	11/1/39	50	67
Oglethorpe Power Corp.	5.375%	11/1/40	175	221
Ohio Edison Co.	6.875%	7/15/36	100	141
Ohio Power Co.	4.150%	4/1/48	100	120
Ohio Power Co.	4.000%	6/1/49	240	284
Oklahoma Gas and Electric Co.	3.800%	8/15/28	75	84
Oklahoma Gas and Electric Co.	3.250%	4/1/30	100	109
Oklahoma Gas and Electric Co.	4.150%	4/1/47	50	59
Oklahoma Gas and Electric Co.	3.850%	8/15/47	75	86
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	100	106
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	75	80
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	50	57
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	74
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	203
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	125	169
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	75	95
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	37	51
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	100	115
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	50	59
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	200	237
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	400	423
Oncor Electric Delivery Co. LLC	5.350%	10/1/52	63	92
ONE Gas Inc.	2.000%	5/15/30	100	99
ONE Gas Inc.	4.658%	2/1/44	125	153
ONE Gas Inc.	4.500%	11/1/48	75	90
Pacific Gas and Electric Co.	3.850%	11/15/23	250	262
Pacific Gas and Electric Co.	3.450%	7/1/25	200	210
Pacific Gas and Electric Co.	3.150%	1/1/26	300	310
Pacific Gas and Electric Co.	3.300%	12/1/27	800	821
Pacific Gas and Electric Co.	3.000%	6/15/28	200	201
Pacific Gas and Electric Co.	3.750%	7/1/28	300	316
Pacific Gas and Electric Co.	4.550%	7/1/30	700	749
Pacific Gas and Electric Co.	4.500%	7/1/40	500	500
Pacific Gas and Electric Co.	4.750%	2/15/44	500	505
Pacific Gas and Electric Co.	4.300%	3/15/45	200	193
Pacific Gas and Electric Co.	4.950%	7/1/50	800	824
Pacific Gas and Electric Co.	3.500%	8/1/50	500	445

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PacifiCorp	3.600%	4/1/24	125	134
PacifiCorp	3.500%	6/15/29	100	111
PacifiCorp	2.700%	9/15/30	50	53
PacifiCorp	7.700%	11/15/31	450	664
PacifiCorp	5.250%	6/15/35	640	833
PacifiCorp	6.100%	8/1/36	100	140
PacifiCorp	6.250%	10/15/37	125	178
PacifiCorp	6.350%	7/15/38	75	109
PacifiCorp	6.000%	1/15/39	300	425
PacifiCorp	4.100%	2/1/42	200	235
PacifiCorp	4.125%	1/15/49	100	120
PacifiCorp	4.150%	2/15/50	200	243
PacifiCorp	3.300%	3/15/51	100	107
PECO Energy Co.	2.375%	9/15/22	300	306
PECO Energy Co.	3.900%	3/1/48	75	89
PECO Energy Co.	2.800%	6/15/50	200	199
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	110	121
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	61
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	81
Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	100	103
Pinnacle West Capital Corp.	1.300%	6/15/25	200	201
Potomac Electric Power Co.	6.500%	11/15/37	250	367
Potomac Electric Power Co.	4.150%	3/15/43	150	180
PPL Capital Funding Inc.	4.200%	6/15/22	25	26
PPL Capital Funding Inc.	3.500%	12/1/22	115	119
PPL Capital Funding Inc.	3.400%	6/1/23	100	105
PPL Capital Funding Inc.	3.950%	3/15/24	50	54
PPL Capital Funding Inc.	3.100%	5/15/26	100	108
PPL Capital Funding Inc.	5.000%	3/15/44	200	263
PPL Electric Utilities Corp.	6.250%	5/15/39	100	145
PPL Electric Utilities Corp.	4.125%	6/15/44	50	60
PPL Electric Utilities Corp.	4.150%	10/1/45	155	187
PPL Electric Utilities Corp.	3.950%	6/1/47	75	89
Progress Energy Inc.	7.000%	10/30/31	119	164
Progress Energy Inc.	6.000%	12/1/39	125	172
PSEG Power LLC	3.850%	6/1/23	125	133
PSEG Power LLC	8.625%	4/15/31	96	148
Public Service Co. of Colorado	3.700%	6/15/28	75	85
Public Service Co. of Colorado	1.900%	1/15/31	100	99
Public Service Co. of Colorado	1.875%	6/15/31	200	199
Public Service Co. of Colorado	3.600%	9/15/42	175	198
Public Service Co. of Colorado	4.100%	6/15/48	75	92
Public Service Co. of Colorado	2.700%	1/15/51	100	99
Public Service Co. of New Hampshire	3.500%	11/1/23	50	53
Public Service Co. of New Hampshire	3.600%	7/1/49	75	85
Public Service Electric and Gas Co.	3.000%	5/15/25	80	86
Public Service Electric and Gas Co.	2.250%	9/15/26	250	262
Public Service Electric and Gas Co.	3.000%	5/15/27	75	81
Public Service Electric and Gas Co.	3.200%	5/15/29	70	77
Public Service Electric and Gas Co.	2.450%	1/15/30	50	52
Public Service Electric and Gas Co.	3.800%	3/1/46	250	294
Public Service Electric and Gas Co.	3.850%	5/1/49	200	237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric and Gas Co.	3.150%	1/1/50	200	213
	Public Service Electric and Gas Co.	2.050%	8/1/50	500	433
	Public Service Enterprise Group Inc.	2.650%	11/15/22	100	103
	Public Service Enterprise Group Inc.	1.600%	8/15/30	500	474
	Puget Energy Inc.	5.625%	7/15/22	200	208
	Puget Energy Inc.	3.650%	5/15/25	400	431
	Puget Energy Inc.	4.100%	6/15/30	100	112
	Puget Sound Energy Inc.	6.274%	3/15/37	125	176
	Puget Sound Energy Inc.	5.757%	10/1/39	125	172
	Puget Sound Energy Inc.	4.300%	5/20/45	100	123
	Puget Sound Energy Inc.	4.223%	6/15/48	125	153
	Puget Sound Energy Inc.	3.250%	9/15/49	90	96
	San Diego Gas & Electric Co.	2.500%	5/15/26	250	265
	San Diego Gas & Electric Co.	1.700%	10/1/30	500	483
	San Diego Gas & Electric Co.	4.500%	8/15/40	100	124
	San Diego Gas & Electric Co.	3.750%	6/1/47	75	86
	San Diego Gas & Electric Co.	4.150%	5/15/48	75	91
	San Diego Gas & Electric Co.	3.320%	4/15/50	100	106
	Sempra Energy	2.875%	10/1/22	100	102
	Sempra Energy	2.900%	2/1/23	100	104
	Sempra Energy	4.050%	12/1/23	100	107
	Sempra Energy	3.750%	11/15/25	424	466
	Sempra Energy	3.250%	6/15/27	150	163
	Sempra Energy	3.400%	2/1/28	200	220
	Sempra Energy	3.800%	2/1/38	200	223
	Sempra Energy	6.000%	10/15/39	150	209
	Sempra Energy	4.000%	2/1/48	175	196
	Sierra Pacific Power Co.	2.600%	5/1/26	100	106
[2]	Southern California Edison Co.	1.845%	2/1/22	14	14
	Southern California Edison Co.	3.400%	6/1/23	75	79
	Southern California Edison Co.	3.500%	10/1/23	175	185
	Southern California Edison Co.	1.100%	4/1/24	200	201
	Southern California Edison Co.	3.700%	8/1/25	150	163
	Southern California Edison Co.	3.650%	3/1/28	100	110
	Southern California Edison Co.	4.200%	3/1/29	75	85
	Southern California Edison Co.	6.650%	4/1/29	75	93
	Southern California Edison Co.	2.850%	8/1/29	275	286
	Southern California Edison Co.	2.250%	6/1/30	300	296
	Southern California Edison Co.	2.500%	6/1/31	200	201
	Southern California Edison Co.	5.750%	4/1/35	75	97
	Southern California Edison Co.	5.350%	7/15/35	200	250
	Southern California Edison Co.	5.625%	2/1/36	125	159
	Southern California Edison Co.	5.500%	3/15/40	100	125
	Southern California Edison Co.	4.500%	9/1/40	275	316
	Southern California Edison Co.	4.050%	3/15/42	208	224
	Southern California Edison Co.	3.900%	3/15/43	100	105

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern California Edison Co.	4.000%	4/1/47	335	353
Southern California Edison Co.	4.125%	3/1/48	350	374
Southern California Edison Co.	4.875%	3/1/49	100	119
Southern California Edison Co.	3.650%	2/1/50	500	501
Southern California Edison Co.	3.650%	6/1/51	200	201
Southern California Gas Co.	2.600%	6/15/26	405	431
Southern California Gas Co.	2.550%	2/1/30	150	155
Southern California Gas Co.	3.750%	9/15/42	75	84
Southern California Gas Co.	4.125%	6/1/48	75	90
Southern California Gas Co.	3.950%	2/15/50	70	83
Southern Co.	3.250%	7/1/26	350	380
Southern Co.	1.750%	3/15/28	300	297
Southern Co.	4.250%	7/1/36	200	232
Southern Co.	4.400%	7/1/46	360	422
Southern Co.	4.000%	1/15/51	300	318
Southern Co.	3.750%	9/15/51	200	202
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	81
Southern Co. Gas Capital Corp.	1.750%	1/15/31	500	475
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	104
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	60
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	111
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	118
Southern Power Co.	4.150%	12/1/25	100	112
Southern Power Co.	5.150%	9/15/41	100	122
Southern Power Co.	5.250%	7/15/43	50	61
Southern Power Co.	4.950%	12/15/46	75	90
Southwest Gas Corp.	3.700%	4/1/28	50	56
Southwest Gas Corp.	3.800%	9/29/46	75	81
Southwest Gas Corp.	4.150%	6/1/49	25	28
Southwestern Electric Power Co.	2.750%	10/1/26	100	106
Southwestern Electric Power Co.	4.100%	9/15/28	100	114
Southwestern Electric Power Co.	6.200%	3/15/40	75	105
Southwestern Electric Power Co.	3.900%	4/1/45	200	220
Southwestern Electric Power Co.	3.850%	2/1/48	325	357
Southwestern Public Service Co.	3.300%	6/15/24	165	175
Southwestern Public Service Co.	4.500%	8/15/41	100	123
Southwestern Public Service Co.	3.400%	8/15/46	275	296
Southwestern Public Service Co.	3.700%	8/15/47	75	84
Southwestern Public Service Co.	4.400%	11/15/48	275	345
Southwestern Public Service Co.	3.750%	6/15/49	75	87
Southwestern Public Service Co.	3.150%	5/1/50	100	105
Tampa Electric Co.	4.100%	6/15/42	50	58
Tampa Electric Co.	4.350%	5/15/44	50	60
Tampa Electric Co.	4.300%	6/15/48	75	92
Tampa Electric Co.	4.450%	6/15/49	125	158
Tampa Electric Co.	3.625%	6/15/50	50	56
Toledo Edison Co.	6.150%	5/15/37	75	102
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tucson Electric Power Co.	3.050%	3/15/25	50	54
Union Electric Co.	3.500%	4/15/24	250	268
Union Electric Co.	2.950%	3/15/30	500	537
Union Electric Co.	2.150%	3/15/32	200	201
Union Electric Co.	8.450%	3/15/39	150	257
Union Electric Co.	3.650%	4/15/45	125	141
Union Electric Co.	4.000%	4/1/48	275	326
Union Electric Co.	3.250%	10/1/49	100	107
Veolia Environnement SA	6.750%	6/1/38	39	57
Virginia Electric and Power Co.	3.450%	2/15/24	50	53
Virginia Electric and Power Co.	2.950%	11/15/26	75	81
Virginia Electric and Power Co.	3.500%	3/15/27	250	277
Virginia Electric and Power Co.	3.800%	4/1/28	150	170
Virginia Electric and Power Co.	2.875%	7/15/29	275	296
Virginia Electric and Power Co.	6.000%	1/15/36	125	173
Virginia Electric and Power Co.	6.000%	5/15/37	150	209
Virginia Electric and Power Co.	6.350%	11/30/37	50	73
Virginia Electric and Power Co.	4.000%	1/15/43	400	467
Virginia Electric and Power Co.	4.450%	2/15/44	475	588
Virginia Electric and Power Co.	4.200%	5/15/45	75	90
Virginia Electric and Power Co.	4.000%	11/15/46	100	118
Virginia Electric and Power Co.	3.800%	9/15/47	100	115
Virginia Electric and Power Co.	4.600%	12/1/48	175	226
Virginia Electric and Power Co.	3.300%	12/1/49	210	226
Washington Gas Light Co.	3.796%	9/15/46	100	114
Washington Gas Light Co.	3.650%	9/15/49	30	34
WEC Energy Group Inc.	0.550%	9/15/23	500	500
WEC Energy Group Inc.	3.550%	6/15/25	168	183
WEC Energy Group Inc.	1.375%	10/15/27	500	489
Wisconsin Electric Power Co.	2.050%	12/15/24	100	105
Wisconsin Electric Power Co.	4.300%	10/15/48	100	125
Wisconsin Power and Light Co.	6.375%	8/15/37	100	143
Wisconsin Power and Light Co.	3.650%	4/1/50	50	57
Xcel Energy Inc.	3.300%	6/1/25	325	350
Xcel Energy Inc.	3.350%	12/1/26	75	82
Xcel Energy Inc.	4.000%	6/15/28	75	85
Xcel Energy Inc.	2.600%	12/1/29	200	209
Xcel Energy Inc.	3.400%	6/1/30	250	275
Xcel Energy Inc.	3.500%	12/1/49	100	108
				115,268
Total Corporate Bonds (Cost $1,287,620)				1,402,632
Sovereign Bonds (3.9%)
African Development Bank	1.625%	9/16/22	400	407
African Development Bank	2.125%	11/16/22	700	718
African Development Bank	3.000%	9/20/23	275	291
African Development Bank	0.875%	3/23/26	600	599
Asian Development Bank	1.875%	7/19/22	600	611
Asian Development Bank	1.750%	9/13/22	1,100	1,120
Asian Development Bank	1.625%	1/24/23	200	204
Asian Development Bank	2.750%	3/17/23	1,000	1,042

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asian Development Bank	0.250%	7/14/23	1,300	1,298
Asian Development Bank	0.250%	10/6/23	600	598
Asian Development Bank	2.625%	1/30/24	1,000	1,056
Asian Development Bank	0.375%	6/11/24	1,200	1,196
Asian Development Bank	1.500%	10/18/24	500	515
Asian Development Bank	2.000%	1/22/25	300	314
Asian Development Bank	0.625%	4/29/25	700	698
Asian Development Bank	0.375%	9/3/25	1,000	984
Asian Development Bank	0.500%	2/4/26	850	836
Asian Development Bank	2.000%	4/24/26	100	105
Asian Development Bank	2.625%	1/12/27	200	217
Asian Development Bank	2.375%	8/10/27	275	295
Asian Development Bank	6.220%	8/15/27	100	128
Asian Development Bank	2.500%	11/2/27	673	728
Asian Development Bank	1.250%	6/9/28	210	210
Asian Development Bank	5.820%	6/16/28	148	192
Asian Development Bank	3.125%	9/26/28	130	146
Asian Development Bank	1.750%	9/19/29	200	206
Asian Development Bank	1.875%	1/24/30	200	207
Asian Development Bank	0.750%	10/8/30	500	468
Asian Development Bank	1.500%	3/4/31	500	501
Asian Infrastructure Investment Bank	0.250%	9/29/23	500	499
Asian Infrastructure Investment Bank	2.250%	5/16/24	500	525
Asian Infrastructure Investment Bank	0.500%	5/28/25	400	396
Asian Infrastructure Investment Bank	0.500%	1/27/26	600	590
Canada	2.000%	11/15/22	570	584
Canada	1.625%	1/22/25	550	569
Canada	0.750%	5/19/26	800	795
Corp. Andina de Fomento	2.750%	1/6/23	125	129
Corp. Andina de Fomento	2.375%	5/12/23	100	103
Corp. Andina de Fomento	3.750%	11/23/23	925	986
Council of Europe Development Bank	1.750%	9/26/22	150	153
Council of Europe Development Bank	2.625%	2/13/23	425	441
Council of Europe Development Bank	0.250%	6/10/23	100	100
Council of Europe Development Bank	0.250%	10/20/23	500	499
Council of Europe Development Bank	1.375%	2/27/25	200	205
European Bank for Reconstruction & Development	2.750%	3/7/23	925	963
European Bank for Reconstruction & Development	0.250%	7/10/23	200	200
European Bank for Reconstruction & Development	1.625%	9/27/24	270	279
European Bank for Reconstruction & Development	1.500%	2/13/25	100	103
European Bank for Reconstruction & Development	0.500%	5/19/25	100	99
European Bank for Reconstruction & Development	0.500%	11/25/25	500	493
European Bank for Reconstruction & Development	0.500%	1/28/26	500	492
European Investment Bank	1.375%	9/6/22	720	730
European Investment Bank	2.500%	3/15/23	600	623
European Investment Bank	1.375%	5/15/23	600	612
European Investment Bank	2.875%	8/15/23	800	843
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	0.250%	9/15/23	1,750	1,746
	European Investment Bank	3.125%	12/14/23	500	533
	European Investment Bank	3.250%	1/29/24	810	869
	European Investment Bank	2.625%	3/15/24	530	561
	European Investment Bank	2.250%	6/24/24	550	578
	European Investment Bank	2.500%	10/15/24	276	293
	European Investment Bank	1.875%	2/10/25	1,050	1,096
	European Investment Bank	1.625%	3/14/25	100	104
	European Investment Bank	0.625%	7/25/25	1,600	1,594
	European Investment Bank	0.375%	12/15/25	2,000	1,963
	European Investment Bank	0.375%	3/26/26	1,000	978
	European Investment Bank	2.375%	5/24/27	225	241
	European Investment Bank	0.625%	10/21/27	500	484
	European Investment Bank	1.625%	10/9/29	125	128
	European Investment Bank	0.875%	5/17/30	200	191
	European Investment Bank	0.750%	9/23/30	500	469
	European Investment Bank	1.250%	2/14/31	500	489
	European Investment Bank	4.875%	2/15/36	325	448
[6]	Export Development Canada	1.750%	7/18/22	580	589
[6]	Export Development Canada	2.500%	1/24/23	40	41
[6]	Export Development Canada	1.375%	2/24/23	1,000	1,019
[6]	Export Development Canada	2.625%	2/21/24	250	264
	Export-Import Bank of Korea	3.000%	11/1/22	400	414
	Export-Import Bank of Korea	3.625%	11/27/23	200	215
	Export-Import Bank of Korea	4.000%	1/14/24	650	706
	Export-Import Bank of Korea	2.625%	5/26/26	200	214
	Export-Import Bank of Korea	1.250%	9/21/30	500	477
	Export-Import Bank of Korea	2.500%	6/29/41	350	348
	FMS Wertmanagement	2.000%	8/1/22	470	479
	FMS Wertmanagement	2.750%	3/6/23	300	312
	Hydro-Quebec	8.050%	7/7/24	325	394
	Inter-American Development Bank	3.000%	9/26/22	500	517
	Inter-American Development Bank	2.500%	1/18/23	1,025	1,061
	Inter-American Development Bank	0.500%	5/24/23	400	402
	Inter-American Development Bank	3.000%	10/4/23	625	662
	Inter-American Development Bank	0.250%	11/15/23	1,000	997
	Inter-American Development Bank	2.625%	1/16/24	150	158
	Inter-American Development Bank	3.000%	2/21/24	900	960
	Inter-American Development Bank	2.125%	1/15/25	1,100	1,156
	Inter-American Development Bank	1.750%	3/14/25	200	208

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Inter-American Development Bank	0.875%	4/3/25	500	503
Inter-American Development Bank	7.000%	6/15/25	134	166
Inter-American Development Bank	0.625%	7/15/25	1,300	1,295
Inter-American Development Bank	0.875%	4/20/26	500	500
Inter-American Development Bank	2.000%	6/2/26	750	789
Inter-American Development Bank	2.000%	7/23/26	100	105
Inter-American Development Bank	2.375%	7/7/27	450	482
Inter-American Development Bank	0.625%	9/16/27	800	775
Inter-American Development Bank	3.125%	9/18/28	875	984
Inter-American Development Bank	1.125%	1/13/31	350	338
Inter-American Development Bank	3.875%	10/28/41	200	255
Inter-American Development Bank	3.200%	8/7/42	100	115
International Bank for Reconstruction & Development	2.125%	7/1/22	1,775	1,810
International Bank for Reconstruction & Development	0.125%	4/20/23	800	798
International Bank for Reconstruction & Development	1.875%	6/19/23	1,100	1,134
International Bank for Reconstruction & Development	3.000%	9/27/23	1,125	1,191
International Bank for Reconstruction & Development	0.250%	11/24/23	700	698
International Bank for Reconstruction & Development	2.500%	3/19/24	1,100	1,161
International Bank for Reconstruction & Development	1.500%	8/28/24	695	716
International Bank for Reconstruction & Development	2.500%	11/25/24	750	798
International Bank for Reconstruction & Development	1.625%	1/15/25	200	207
International Bank for Reconstruction & Development	0.625%	4/22/25	1,500	1,496
International Bank for Reconstruction & Development	0.375%	7/28/25	1,500	1,478
International Bank for Reconstruction & Development	2.500%	7/29/25	1,150	1,231
International Bank for Reconstruction & Development	0.500%	10/28/25	2,000	1,976
International Bank for Reconstruction & Development	3.125%	11/20/25	470	517
International Bank for Reconstruction & Development	0.875%	7/15/26	525	524
International Bank for Reconstruction & Development	2.500%	11/22/27	350	379
International Bank for Reconstruction & Development	0.750%	11/24/27	900	877
International Bank for Reconstruction & Development	1.750%	10/23/29	200	206
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	0.875%	5/14/30	400	381
	International Bank for Reconstruction & Development	0.750%	8/26/30	800	751
	International Bank for Reconstruction & Development	1.250%	2/10/31	650	635
	International Bank for Reconstruction & Development	4.750%	2/15/35	250	334
	International Finance Corp.	2.000%	10/24/22	200	205
	International Finance Corp.	2.875%	7/31/23	575	605
	International Finance Corp.	1.375%	10/16/24	200	205
	International Finance Corp.	0.375%	7/16/25	400	394
	International Finance Corp.	2.125%	4/7/26	600	635
[7]	Israel Government Aid Bond	5.500%	12/4/23	50	56
[7]	Israel Government Aid Bond	5.500%	4/26/24	475	541
[8]	Japan Bank for International Cooperation	3.125%	7/20/21	275	275
[8]	Japan Bank for International Cooperation	2.500%	6/1/22	450	459
[8]	Japan Bank for International Cooperation	2.375%	7/21/22	250	256
[8]	Japan Bank for International Cooperation	2.375%	11/16/22	540	555
[8]	Japan Bank for International Cooperation	1.750%	1/23/23	500	511
[8]	Japan Bank for International Cooperation	0.625%	5/22/23	200	201
[8]	Japan Bank for International Cooperation	3.250%	7/20/23	300	317
[8]	Japan Bank for International Cooperation	3.375%	7/31/23	100	106
[8]	Japan Bank for International Cooperation	0.375%	9/15/23	600	599
[8]	Japan Bank for International Cooperation	3.375%	10/31/23	400	427
[8]	Japan Bank for International Cooperation	0.500%	4/15/24	500	499
[8]	Japan Bank for International Cooperation	3.000%	5/29/24	500	534
[8]	Japan Bank for International Cooperation	1.750%	10/17/24	200	207
[8]	Japan Bank for International Cooperation	2.125%	2/10/25	330	345
[8]	Japan Bank for International Cooperation	0.625%	7/15/25	400	395
[8]	Japan Bank for International Cooperation	2.750%	1/21/26	442	476
[8]	Japan Bank for International Cooperation	2.375%	4/20/26	200	212

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Japan Bank for International Cooperation	2.250%	11/4/26	200	211
[8]	Japan Bank for International Cooperation	2.875%	7/21/27	200	218
[8]	Japan Bank for International Cooperation	2.750%	11/16/27	800	869
[8]	Japan Bank for International Cooperation	3.250%	7/20/28	300	337
[8]	Japan Bank for International Cooperation	3.500%	10/31/28	350	400
[8]	Japan Bank for International Cooperation	1.250%	1/21/31	500	482
[8]	Japan International Cooperation Agency	2.750%	4/27/27	300	324
[8]	Japan International Cooperation Agency	1.750%	4/28/31	200	201
[7]	Kingdom of Jordan AID	3.000%	6/30/25	200	216
	Korea Development Bank	3.000%	9/14/22	400	412
	Korea Development Bank	3.375%	3/12/23	700	734
	Korea Development Bank	3.750%	1/22/24	500	540
	Korea Development Bank	2.125%	10/1/24	200	210
	Korea Development Bank	1.625%	1/19/31	400	393
[9]	Kreditanstalt fuer Wiederaufbau	1.750%	8/22/22	1,600	1,629
[9]	Kreditanstalt fuer Wiederaufbau	2.000%	10/4/22	950	972
[9]	Kreditanstalt fuer Wiederaufbau	2.375%	12/29/22	950	981
[9]	Kreditanstalt fuer Wiederaufbau	2.125%	1/17/23	1,025	1,055
[9]	Kreditanstalt fuer Wiederaufbau	1.625%	2/15/23	1,200	1,227
[9]	Kreditanstalt fuer Wiederaufbau	0.250%	4/25/23	600	600
[9]	Kreditanstalt fuer Wiederaufbau	0.250%	10/19/23	800	798
[9]	Kreditanstalt fuer Wiederaufbau	2.625%	2/28/24	400	423
[9]	Kreditanstalt fuer Wiederaufbau	0.250%	3/8/24	700	696
[9]	Kreditanstalt fuer Wiederaufbau	1.375%	8/5/24	900	923
[9]	Kreditanstalt fuer Wiederaufbau	2.500%	11/20/24	1,800	1,914
[9]	Kreditanstalt fuer Wiederaufbau	2.000%	5/2/25	150	157
[9]	Kreditanstalt fuer Wiederaufbau	0.375%	7/18/25	1,500	1,480
[9]	Kreditanstalt fuer Wiederaufbau	0.625%	1/22/26	1,000	991
[9]	Kreditanstalt fuer Wiederaufbau	2.875%	4/3/28	500	554
[9]	Kreditanstalt fuer Wiederaufbau	1.750%	9/14/29	175	180
[9]	Kreditanstalt fuer Wiederaufbau	0.000%	4/18/36	400	302
[9]	Kreditanstalt fuer Wiederaufbau	0.000%	6/29/37	200	147
[9]	Landwirtschaftliche Rentenbank	3.125%	11/14/23	100	106
[9]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	889
[9]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	400	396
[9]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	505
[9]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	286
[9]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	250	270
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	500	473
	Nordic Investment Bank	1.375%	10/17/22	200	203
	Nordic Investment Bank	0.375%	5/19/23	200	200
	Nordic Investment Bank	2.875%	7/19/23	200	210
	Nordic Investment Bank	2.250%	5/21/24	200	210
	Nordic Investment Bank	0.375%	9/11/25	600	590
	Nordic Investment Bank	0.500%	1/21/26	200	197
[10]	Oesterreichische Kontrollbank AG	1.625%	9/17/22	400	407
[10]	Oesterreichische Kontrollbank AG	2.875%	3/13/23	500	522
[10]	Oesterreichische Kontrollbank AG	3.125%	11/7/23	200	213
[10]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	100	103
[10]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	500	491
[10]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	500	491
[2]	Oriental Republic of Uruguay	4.375%	10/27/27	150	173
	Province of Alberta	2.200%	7/26/22	400	408
	Province of Alberta	3.350%	11/1/23	375	400
	Province of Alberta	2.950%	1/23/24	300	319
	Province of Alberta	1.875%	11/13/24	450	468
	Province of Alberta	1.000%	5/20/25	485	488
	Province of Alberta	3.300%	3/15/28	250	280
	Province of Alberta	1.300%	7/22/30	500	481
	Province of British Columbia	2.000%	10/23/22	200	205
	Province of British Columbia	1.750%	9/27/24	225	233
	Province of British Columbia	2.250%	6/2/26	300	318
	Province of Manitoba	2.100%	9/6/22	150	153
	Province of Manitoba	2.600%	4/16/24	150	158
	Province of Manitoba	2.125%	6/22/26	90	94
	Province of New Brunswick	2.500%	12/12/22	95	98
	Province of New Brunswick	3.625%	2/24/28	105	120
	Province of Ontario	2.200%	10/3/22	400	410
	Province of Ontario	3.400%	10/17/23	760	811
	Province of Ontario	3.050%	1/29/24	250	266
	Province of Ontario	3.200%	5/16/24	150	161
	Province of Ontario	2.500%	4/27/26	250	267
	Province of Ontario	2.300%	6/15/26	900	954
	Province of Ontario	2.000%	10/2/29	585	604
	Province of Ontario	1.125%	10/7/30	500	475
	Province of Ontario	1.600%	2/25/31	600	592
	Province of Quebec	2.625%	2/13/23	425	441
	Province of Quebec	1.500%	2/11/25	441	453
	Province of Quebec	0.600%	7/23/25	500	496
	Province of Quebec	2.500%	4/20/26	200	214
	Province of Quebec	2.750%	4/12/27	850	923
	Province of Quebec	7.500%	9/15/29	475	683
	Province of Quebec	1.350%	5/28/30	400	391
	Province of Quebec	1.900%	4/21/31	1,700	1,732
	Province of Saskatchewan	8.500%	7/15/22	58	63
	Republic of Chile	2.250%	10/30/22	175	179
	Republic of Chile	3.125%	1/21/26	485	525
	Republic of Chile	3.240%	2/6/28	460	501
	Republic of Chile	2.450%	1/31/31	200	204
	Republic of Chile	2.550%	1/27/32	200	204
	Republic of Chile	3.500%	1/25/50	675	709
	Republic of Chile	3.100%	1/22/61	500	479
	Republic of Colombia	4.000%	2/26/24	200	212
	Republic of Colombia	8.125%	5/21/24	100	118
	Republic of Colombia	4.500%	1/28/26	322	352
	Republic of Colombia	3.875%	4/25/27	365	387
	Republic of Colombia	4.500%	3/15/29	450	491
	Republic of Colombia	3.000%	1/30/30	200	196

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	3.125%	4/15/31	200	196
	Republic of Colombia	3.250%	4/22/32	500	489
	Republic of Colombia	10.375%	1/28/33	77	115
	Republic of Colombia	7.375%	9/18/37	300	394
	Republic of Colombia	6.125%	1/18/41	125	148
	Republic of Colombia	5.625%	2/26/44	475	537
	Republic of Colombia	5.000%	6/15/45	665	707
	Republic of Colombia	5.200%	5/15/49	350	383
	Republic of Colombia	4.125%	5/15/51	400	379
	Republic of Colombia	3.875%	2/15/61	400	358
	Republic of Hungary	5.375%	2/21/23	400	432
	Republic of Hungary	5.750%	11/22/23	400	449
	Republic of Hungary	5.375%	3/25/24	350	395
	Republic of Hungary	7.625%	3/29/41	290	476
	Republic of Indonesia	2.950%	1/11/23	425	440
	Republic of Indonesia	4.100%	4/24/28	200	226
	Republic of Indonesia	4.750%	2/11/29	425	499
	Republic of Indonesia	3.400%	9/18/29	200	216
	Republic of Indonesia	2.850%	2/14/30	200	208
	Republic of Indonesia	3.850%	10/15/30	200	223
[5]	Republic of Indonesia	4.750%	7/18/47	200	238
	Republic of Indonesia	4.350%	1/11/48	725	823
	Republic of Indonesia	3.700%	10/30/49	200	210
	Republic of Indonesia	4.200%	10/15/50	430	489
	Republic of Indonesia	3.050%	3/12/51	400	397
	Republic of Indonesia	4.450%	4/15/70	200	236
	Republic of Italy	6.875%	9/27/23	590	668
	Republic of Italy	0.875%	5/6/24	500	498
	Republic of Italy	2.375%	10/17/24	475	494
	Republic of Italy	1.250%	2/17/26	500	493
	Republic of Italy	2.875%	10/17/29	400	416
	Republic of Italy	5.375%	6/15/33	475	598
	Republic of Italy	4.000%	10/17/49	500	550
	Republic of Italy	3.875%	5/6/51	600	646
	Republic of Korea	3.875%	9/11/23	200	215
	Republic of Korea	5.625%	11/3/25	100	119
	Republic of Korea	2.750%	1/19/27	1,000	1,081
	Republic of Korea	3.875%	9/20/48	125	158
	Republic of Panama	4.000%	9/22/24	200	218
	Republic of Panama	3.750%	3/16/25	207	225
	Republic of Panama	7.125%	1/29/26	168	209
	Republic of Panama	8.875%	9/30/27	238	329
	Republic of Panama	3.875%	3/17/28	460	506
	Republic of Panama	9.375%	4/1/29	300	444
	Republic of Panama	2.252%	9/29/32	500	480
[2]	Republic of Panama	6.700%	1/26/36	292	397
[2]	Republic of Panama	4.500%	4/16/50	810	922
[2]	Republic of Panama	4.300%	4/29/53	400	443
	Republic of Panama	4.500%	4/1/56	700	794
[2]	Republic of Panama	3.870%	7/23/60	700	715
	Republic of Peru	7.350%	7/21/25	225	276
	Republic of Peru	2.392%	1/23/26	200	206
	Republic of Peru	2.783%	1/23/31	900	916
	Republic of Peru	8.750%	11/21/33	645	1,012
[2]	Republic of Peru	6.550%	3/14/37	325	447
	Republic of Peru	3.300%	3/11/41	200	202
	Republic of Peru	5.625%	11/18/50	475	655
	Republic of Peru	3.550%	3/10/51	200	208
	Republic of Peru	3.230%	7/28/21	525	462
	Republic of Philippines	9.500%	10/21/24	350	450
	Republic of Philippines	10.625%	3/16/25	100	136
	Republic of Philippines	5.500%	3/30/26	225	272
	Republic of Philippines	3.000%	2/1/28	400	432
	Republic of Philippines	3.750%	1/14/29	400	454
	Republic of Philippines	9.500%	2/2/30	300	475
	Republic of Philippines	2.457%	5/5/30	200	208
	Republic of Philippines	7.750%	1/14/31	400	591
	Republic of Philippines	1.648%	6/10/31	200	193
	Republic of Philippines	1.950%	1/6/32	200	197
	Republic of Philippines	6.375%	1/15/32	200	275
	Republic of Philippines	6.375%	10/23/34	550	776
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Philippines	3.950%	1/20/40	700	778
	Republic of Philippines	3.700%	3/1/41	400	432
	Republic of Philippines	3.700%	2/2/42	350	378
	Republic of Philippines	2.950%	5/5/45	500	483
	Republic of Philippines	2.650%	12/10/45	200	185
	Republic of Philippines	3.200%	7/6/46	500	502
	Republic of Poland	3.000%	3/17/23	325	340
	Republic of Poland	3.250%	4/6/26	500	551
[2]	Republic of Uruguay	4.500%	8/14/24	303	329
[2]	Republic of Uruguay	4.375%	1/23/31	387	451
[2]	Republic of Uruguay	7.625%	3/21/36	195	298
[2]	Republic of Uruguay	4.125%	11/20/45	300	354
[2]	Republic of Uruguay	5.100%	6/18/50	765	1,002
[2]	Republic of Uruguay	4.975%	4/20/55	500	646
	State of Israel	3.150%	6/30/23	400	422
	State of Israel	2.875%	3/16/26	200	216
	State of Israel	3.250%	1/17/28	300	331
	State of Israel	2.500%	1/15/30	200	210
	State of Israel	2.750%	7/3/30	600	642
[7]	State of Israel	5.500%	9/18/33	100	141
	State of Israel	4.500%	1/30/43	200	249
	State of Israel	4.125%	1/17/48	250	301
	State of Israel	3.375%	1/15/50	475	509
	State of Israel	3.875%	7/3/50	400	463
	State of Israel	4.500%	4/3/20	200	253
	Svensk Exportkredit AB	2.000%	8/30/22	190	194
	Svensk Exportkredit AB	1.625%	11/14/22	200	204
	Svensk Exportkredit AB	2.875%	3/14/23	195	204
	Svensk Exportkredit AB	0.375%	3/11/24	800	797
	Svensk Exportkredit AB	0.375%	7/30/24	500	497
	Svensk Exportkredit AB	0.625%	5/14/25	500	497
	Svensk Exportkredit AB	0.500%	8/26/25	800	789
	United Mexican States	3.600%	1/30/25	510	560
	United Mexican States	3.900%	4/27/25	400	443
	United Mexican States	4.125%	1/21/26	445	502
	United Mexican States	4.150%	3/28/27	800	905
	United Mexican States	3.750%	1/11/28	675	737
	United Mexican States	4.500%	4/22/29	950	1,075
	United Mexican States	3.250%	4/16/30	700	724
	United Mexican States	8.300%	8/15/31	220	327
	United Mexican States	4.750%	4/27/32	600	687
	United Mexican States	7.500%	4/8/33	100	141
	United Mexican States	6.050%	1/11/40	883	1,108
	United Mexican States	4.280%	8/14/41	500	525
	United Mexican States	4.750%	3/8/44	765	846
	United Mexican States	5.550%	1/21/45	510	617
	United Mexican States	4.600%	1/23/46	600	646
	United Mexican States	4.350%	1/15/47	760	794
	United Mexican States	4.600%	2/10/48	455	489
	United Mexican States	4.500%	1/31/50	600	638
	United Mexican States	5.000%	4/27/51	550	626
	United Mexican States	3.771%	5/24/61	850	792
	United Mexican States	5.750%	10/12/10	342	408
Total Sovereign Bonds (Cost $182,902)					190,468
Taxable Municipal Bonds (0.8%)
	Alabama Economic Settlement Authority Miscellaneous Revenue	3.163%	9/15/25	65	69
	American Municipal Power Inc. Electric Power & Light Revenue	5.939%	2/15/47	150	221
	American Municipal Power Inc. Electric Power & Light Revenue	7.499%	2/15/50	50	81
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/50	175	329
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	75	79

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	100	150
Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	250	406
Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	100	174
Bay Area Toll Authority Highway Revenue	6.907%	10/1/50	200	349
California General Fund Revenue	1.700%	2/1/28	100	101
California GO	5.700%	11/1/21	250	255
California GO	3.375%	4/1/25	100	109
California GO	2.650%	4/1/26	75	81
California GO	3.500%	4/1/28	150	169
California GO	2.500%	10/1/29	70	74
California GO	4.500%	4/1/33	190	224
California GO	7.500%	4/1/34	350	552
California GO	4.600%	4/1/38	300	351
California GO	7.550%	4/1/39	630	1,074
California GO	7.300%	10/1/39	75	120
California GO	7.350%	11/1/39	675	1,087
California GO	7.625%	3/1/40	205	345
California GO	7.600%	11/1/40	200	349
California State University College & University Revenue	3.899%	11/1/47	50	58
California State University College & University Revenue	2.975%	11/1/51	140	143
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/39	50	70
Chicago IL GO	7.045%	1/1/29	45	52
Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	125	188
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	75	96
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/54	40	53
Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	125	178
Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/45	100	156
Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/41	105	122
Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	100	114
Commonwealth of Massachusetts GO	4.200%	12/1/21	65	66
Commonwealth of Massachusetts GO	5.456%	12/1/39	150	207
Commonwealth of Massachusetts GO	2.514%	7/1/41	450	454
Commonwealth of Massachusetts GO	2.813%	9/1/43	225	238
Commonwealth of Massachusetts GO	2.900%	9/1/49	100	106
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/40	50	70
Connecticut GO	5.090%	10/1/30	175	207
Connecticut GO	5.850%	3/15/32	200	266
Cook County IL GO	6.229%	11/15/34	50	68
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	100	152
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/48	50	70
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/42	75	105
[11]	Dallas Independent School District GO	6.450%	2/15/35	100	104
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/38	485	511
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/45	75	79
	District of Columbia Income Tax Revenue	5.591%	12/1/34	50	65
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	150	213
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/40	85	123
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	140	148
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	242	367
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	145	223
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/57	73	108
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/38	100	104
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	395	404
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	100	107
	Houston TX GO	6.290%	3/1/32	120	151
	Illinois GO	4.950%	6/1/23	213	227
	Illinois GO	5.100%	6/1/33	1,405	1,652
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	50	70
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/29	150	171
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/35	100	124
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	75	80
	Los Angeles CA Unified School District GO	5.755%	7/1/29	200	251
	Los Angeles CA Unified School District GO	5.750%	7/1/34	125	169
	Los Angeles CA Unified School District GO	6.758%	7/1/34	200	287
	Los Angeles Community College District GO	1.606%	8/1/28	100	100
	Los Angeles Community College District GO	1.806%	8/1/30	150	150
	Los Angeles Community College District GO	2.106%	8/1/32	100	101

Total Bond Market Index Portfolio
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	75	100
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/40	50	81
Los Angeles Department of Water & Power System Electric Power & Light Revenue	6.574%	7/1/45	100	162
Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	100	170
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/50	250	257
Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	50	68
Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	100	141
Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	50	54
Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	100	103
Metropolitan Government of Nashville & Davidson County TN Hotel Occupancy Tax Revenue	6.731%	7/1/43	50	74
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	400	650
Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	50	67
Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	175	236
Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/46	85	145
Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/38	100	141
Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/41	125	139
Miami-Dade County FL Water & Sewer Water Revenue	3.490%	10/1/42	75	81
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	75	81
Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	200	219
Michigan State University College & University Revenue	4.496%	8/15/48	50	58
Mississippi GO	5.245%	11/1/34	50	65
Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/50	100	110
Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/57	100	119
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[12]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	225	292
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.081%	6/15/39	75	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/40	400	597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.131%	6/15/42	100	114
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	100	164
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	400	640
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.767%	8/1/36	150	193
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.572%	11/1/38	75	99
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	100	134
	New York City Water & Sewer System Water Revenue	5.750%	6/15/41	50	75
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	50	76
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	50	77
	New York City Water & Sewer System Water Revenue	5.440%	6/15/43	100	147
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	175	271
	New York NY GO	5.517%	10/1/37	50	68
	New York NY GO	6.271%	12/1/37	100	144
	New York State Dormitory Authority College & University Revenue	3.142%	7/1/43	260	269
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	50	55
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	100	131
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	50	55
	New York State Dormitory Authority Lease (Appropriation) Revenue	2.202%	3/15/34	200	202
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	85	91
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	50	53
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	100	113
	New York State Urban Development Corp. Income Tax Revenue	5.770%	3/15/39	150	187
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	50	51

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	150	248
	Ohio State University College & University Revenue	4.910%	6/1/40	100	134
	Ohio State University College & University Revenue	4.800%	6/1/11	100	142
	Ohio State University General Receipts College & University Revenue	3.798%	12/1/46	100	119
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/48	75	77
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.879%	12/1/34	75	90
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	150	209
	Oregon GO	5.762%	6/1/23	107	116
	Oregon GO	5.892%	6/1/27	75	91
[13]	Oregon School Boards Association GO	5.528%	6/30/28	50	59
[14]	Oregon State University College & University Revenue	3.424%	3/1/60	150	154
	Pennsylvania State University College & University Revenue	2.790%	9/1/43	200	203
	Pennsylvania State University College & University Revenue	2.840%	9/1/50	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/45	75	109
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/49	75	78
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/47	50	58
	Philadelphia PA Water & Wastewater Water Revenue	2.926%	7/1/45	50	50
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	75	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/46	250	340
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/46	100	112
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/48	30	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	100	139
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	150	151
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	550	722
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	100	137
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	100	106
Port of Morrow OR Nuclear Revenue	2.543%	9/1/40	100	99
Regional Transportation District Sales Tax Revenue	5.844%	11/1/50	100	161
Riverside County CA Appropriations Revenue	3.818%	2/15/38	50	56
Rutgers State University of New Jersey College & University Revenue	5.665%	5/1/40	50	68
Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	25	27
Rutgers State University of New Jersey College & University Revenue	3.915%	5/1/19	75	86
Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	75	82
Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/48	50	56
Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	100	127
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/41	150	198
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	125	178
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/41	125	179
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	100	99
San Diego County Water Authority Water Revenue	6.138%	5/1/49	100	151
San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	100	168
San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	3.375%	8/1/34	100	109
Santa Clara Valley Transportation Authority Sales Tax Revenue	5.876%	4/1/32	200	251
South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/50	100	158
South Carolina Public Service Authority Nuclear Revenue	2.388%	12/1/23	50	52
State Board of Administration Finance Corp. Miscellaneous Revenue	2.638%	7/1/21	150	150
State Board of Administration Finance Corp. Miscellaneous Revenue	1.258%	7/1/25	325	328

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	250	254
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/30	250	255
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/27	50	60
	Texas GO	5.517%	4/1/39	180	259
	Texas GO	4.681%	4/1/40	50	65
	Texas GO	3.211%	4/1/44	225	237
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	175	195
	Texas Transportation Commission GO	2.562%	4/1/42	100	101
	Texas Transportation Commission GO	2.472%	10/1/44	500	494
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	175	216
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	100	123
[13]	Tucson AZ COP	2.856%	7/1/47	50	49
	University of California College & University Revenue	0.883%	5/15/25	100	100
	University of California College & University Revenue	3.063%	7/1/25	100	108
	University of California College & University Revenue	1.316%	5/15/27	100	100
	University of California College & University Revenue	1.614%	5/15/30	125	124
	University of California College & University Revenue	5.946%	5/15/45	175	248
	University of California College & University Revenue	3.071%	5/15/51	100	101
	University of California College & University Revenue	4.858%	5/15/12	225	317
	University of California College & University Revenue	4.767%	5/15/15	100	137
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	350	546
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	50	78
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	130	134
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/20	60	65
	University of Michigan College & University Revenue	2.437%	4/1/40	100	100
	University of Michigan College & University Revenue	2.562%	4/1/50	100	99
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/49	65	70
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/19	250	263
	University of Texas System Regents College & University Revenue	4.794%	8/15/46	100	133
	University of Texas System Regents College & University Revenue	3.354%	8/15/47	50	57
	University of Texas System Regents College & University Revenue	2.439%	8/15/49	50	48
	University of Virginia College & University Revenue	2.256%	9/1/50	335	316
	University of Virginia College & University Revenue	4.179%	9/1/17	50	63
	Utah GO	4.554%	7/1/24	30	32
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	150	207
[13]	Wisconsin Appropriations Revenue	5.700%	5/1/26	60	70
	Wisconsin Appropriations Revenue	3.154%	5/1/27	100	111
	Wisconsin Appropriations Revenue	3.954%	5/1/36	250	281
Total Taxable Municipal Bonds (Cost $31,119)					36,712

Total Bond Market Index Portfolio
		Coupon	Maturity Date	Shares	Market Value• ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[15]	Vanguard Market Liquidity Fund (Cost $118,563)	0.056%		1,185,633	118,563
Total Investments (102.1%) (Cost $4,714,809)					4,924,383
Other Assets and Liabilities—Net (-2.1%)					(100,721)
Net Assets (100%)					4,823,662
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of June 30, 2021.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the aggregate value was $22,820,000, representing 0.5% of net assets.
6	Guaranteed by the Government of Canada.
7	U.S. government-guaranteed.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1YR—1-year.
6M—6-month.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,596,246)	4,805,820
Affiliated Issuers (Cost $118,563)	118,563
Total Investments in Securities	4,924,383
Investment in Vanguard	166
Receivables for Investment Securities Sold	36,061
Receivables for Accrued Income	23,888
Receivables for Capital Shares Issued	2,342
Total Assets	4,986,840
Liabilities
Due to Custodian	834
Payables for Investment Securities Purchased	159,890
Payables for Capital Shares Redeemed	2,177
Payables to Vanguard	277
Total Liabilities	163,178
Net Assets	4,823,662
At June 30, 2021, net assets consisted of:

Paid-in Capital	4,566,825
Total Distributable Earnings (Loss)	256,837
Net Assets	4,823,662

Net Assets
Applicable to 394,413,198 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,823,662
Net Asset Value Per Share	$12.23

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Interest[1]	48,649
Total Income	48,649
Expenses
The Vanguard Group—Note B
Investment Advisory Services	54
Management and Administrative	3,095
Marketing and Distribution	149
Custodian Fees	22
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	3,337
Net Investment Income	45,312
Realized Net Gain (Loss) on Investment Securities Sold[1]	12,680
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(139,643)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,651)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $51,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	45,312	101,263
Realized Net Gain (Loss)	12,680	37,804
Change in Unrealized Appreciation (Depreciation)	(139,643)	187,699
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,651)	326,766
Distributions
Total Distributions	(139,591)	(107,753)
Capital Share Transactions
Issued	440,211	1,363,956
Issued in Lieu of Cash Distributions	139,591	107,753
Redeemed	(401,445)	(1,124,178)
Net Increase (Decrease) from Capital Share Transactions	178,357	347,531
Total Increase (Decrease)	(42,885)	566,544
Net Assets
Beginning of Period	4,866,547	4,300,003
End of Period	4,823,662	4,866,547

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$12.81	$12.21	$11.54	$11.86	$11.77	$11.79
Investment Operations
Net Investment Income	.116[1]	.277[1]	.324[1]	.313[1]	.292[1]	.283
Net Realized and Unrealized Gain (Loss) on Investments	(.332)	.635	.657	(.343)	.119	.007
Total from Investment Operations	(.216)	.912	.981	(.030)	.411	.290
Distributions
Dividends from Net Investment Income	(.260)	(.312)	(.311)	(.267)	(.283)	(.277)
Distributions from Realized Capital Gains	(.104)	—	—	(.023)	(.038)	(.033)
Total Distributions	(.364)	(.312)	(.311)	(.290)	(.321)	(.310)
Net Asset Value, End of Period	$12.23	$12.81	$12.21	$11.54	$11.86	$11.77
Total Return	-1.64%	7.58%	8.67%	-0.21%	3.57%	2.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,824	$4,867	$4,300	$3,535	$3,498	$2,985
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.20%	2.72%	2.74%	2.48%	2.41%
Portfolio Turnover Rate[2]	41%	94%	80%	89%	91%	104%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes 19%, 28%, 19%, 26%, 24%, and 33%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Portfolio
Notes to Financial Statements
The Total Bond Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio's shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Certain of the portfolio’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
3. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Total Bond Market Index Portfolio
generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $166,000, representing less than 0.01% of the portfolio’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Total Bond Market Index Portfolio
The following table summarizes the market value of the portfolio’s investments as of June 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,044,385	—	3,044,385
Asset-Backed/Commercial Mortgage-Backed Securities	—	131,623	—	131,623
Corporate Bonds	—	1,402,632	—	1,402,632
Sovereign Bonds	—	190,468	—	190,468
Taxable Municipal Bonds	—	36,712	—	36,712
Temporary Cash Investments	118,563	—	—	118,563
Total	118,563	4,805,820	—	4,924,383
D.	As of June 30, 2021, gross unrealized appreciation and depreciation for investments, based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,721,458
Gross Unrealized Appreciation	241,319
Gross Unrealized Depreciation	(38,394)
Net Unrealized Appreciation (Depreciation)	202,925
E.	During the six months ended June 30, 2021, the portfolio purchased $158,295,000 of investment securities and sold $161,815,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,941,460,000 and $1,820,653,000, respectively.
F.	Capital shares issued and redeemed were:

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	35,558	108,475
Issued in Lieu of Cash Distributions	11,623	8,789
Redeemed	(32,591)	(89,637)
Net Increase (Decrease) in Shares Outstanding	14,590	27,627
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 33% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might result in an increase in the portfolio’s expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.	Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Bond Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Bond Market Index Portfolio's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.

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Q692TBM 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Total International Stock Market Index Portfolio

Contents
About Your Portfolio's Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	11
Liquidity Risk Management	12

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Total International Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total International Stock Market Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Total International Stock Market Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,096.00	$0.52
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.30	0.50
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The portfolio's annualized expense figure for that period is 0.10%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total International Stock Market Index Portfolio
Underlying Vanguard Funds
As of June 30, 2021
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	28.0%
Vanguard Developed Markets Index Fund Admiral Shares	28.0
Vanguard Emerging Markets Stock Index Fund Admiral Shares	18.1
Vanguard European Stock Index Fund Admiral Shares	12.3
Vanguard Pacific Stock Index Fund Admiral Shares	8.7
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	3.2
Vanguard FTSE Canada All Cap Index ETF	1.7
The table reflects the portfolio's investments, except for short-term investments.
2

Total International Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	7,393,962	290,878
Vanguard Developed Markets Index Fund Admiral Shares	17,589,991	290,762
Vanguard Emerging Markets Stock Index Fund Admiral Shares	4,177,529	188,407
Vanguard European Stock Index Fund Admiral Shares	1,526,859	128,119
Vanguard Pacific Stock Index Fund Admiral Shares	880,519	89,725
Vanguard FTSE All-World ex-US Small-Cap Index Fund Admiral Shares	983,477	33,055
Vanguard FTSE Canada All Cap Index ETF	547,842	17,965
Total Investment Companies (Cost $876,654)		1,038,911
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $94)	939	94
Total Investments (100.0%) (Cost $876,748)		1,039,005
Other Assets and Liabilities—Net (0.0%)		248
Net Assets (100%)		1,039,253
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total International Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $876,748)	1,039,005
Receivables for Accrued Income	117
Receivables for Capital Shares Issued	660
Total Assets	1,039,782
Liabilities
Payables for Investment Securities Purchased	512
Payables for Capital Shares Redeemed	17
Total Liabilities	529
Net Assets	1,039,253
At June 30, 2021, net assets consisted of:

Paid-in Capital	845,834
Total Distributable Earnings (Loss)	193,419
Net Assets	1,039,253

Net Assets
Applicable to 42,463,293 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,039,253
Net Asset Value Per Share	$24.47
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total International Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds[1]	10,522
Net Investment Income—Note B	10,522
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	23,937
Futures Contracts	(13)
Foreign Currencies	1
Realized Net Gain (Loss)	23,925
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	54,441
Net Increase (Decrease) in Net Assets Resulting from Operations	88,888
1	Dividends are net of foreign withholding taxes of $36,000.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total International Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,522	16,188
Realized Net Gain (Loss)	23,925	8,709
Change in Unrealized Appreciation (Depreciation)	54,441	100,451
Net Increase (Decrease) in Net Assets Resulting from Operations	88,888	125,348
Distributions
Total Distributions	(26,959)	(14,480)
Capital Share Transactions
Issued	164,152	549,846
Issued in Lieu of Cash Distributions	26,959	14,480
Redeemed	(112,664)	(178,307)
Net Increase (Decrease) from Capital Share Transactions	78,447	386,019
Total Increase (Decrease)	140,376	496,887
Net Assets
Beginning of Period	898,877	401,990
End of Period	1,039,253	898,877
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total International Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,			September 7, 2017[1] to December 31, 2017
		2020	2019	2018
Net Asset Value, Beginning of Period	$22.98	$21.38	$17.94	$21.15	$20.00
Investment Operations
Net Investment Income[2]	.259	.487	.691	.646	.341
Capital Gain Distributions Received[2]	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	1.913	1.645	3.134	(3.716)	.809
Total from Investment Operations	2.172	2.132	3.825	(3.070)	1.150
Distributions
Dividends from Net Investment Income	(.462)	(.415)	(.383)	(.127)	—
Distributions from Realized Capital Gains	(.220)	(.117)	(.002)	(.013)	—
Total Distributions	(.682)	(.532)	(.385)	(.140)	—
Net Asset Value, End of Period	$24.47	$22.98	$21.38	$17.94	$21.15
Total Return	9.60%	11.18%	21.55%	-14.62%	5.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,039	$899	$402	$200	$71
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.10%	0.10%	0.11%	0.11%	0.11%[3]
Ratio of Net Investment Income to Average Net Assets	2.18%	2.50%	3.50%	3.23%	5.20%[3]
Portfolio Turnover Rate	8%	22%	15%	6%	5%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total International Stock Market Index Portfolio
Notes to Financial Statements
The Total International Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The portfolio uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The portfolio had no open futures contracts at June 30, 2021.
4. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8

Total International Stock Market Index Portfolio
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2021, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
9

Total International Stock Market Index Portfolio
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	879,167
Gross Unrealized Appreciation	160,105
Gross Unrealized Depreciation	(267)
Net Unrealized Appreciation (Depreciation)	159,838
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	6,869	28,239
Issued in Lieu of Cash Distributions	1,157	936
Redeemed	(4,675)	(8,867)
Net Increase (Decrease) in Shares Outstanding	3,351	20,308
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Developed Markets Index Fund	250,723	37,002	18,997	6,395	15,639	3,506	—	290,762
Vanguard Emerging Markets Stock Index Fund	162,104	31,108	18,623	7,033	6,785	1,146	—	188,407
Vanguard European Stock Index Fund	109,604	17,807	11,125	2,822	9,011	1,877	—	128,119
Vanguard FTSE All-World ex-US Index Fund	251,845	33,349	15,651	5,394	15,941	2,970	—	290,878
Vanguard FTSE All-World ex-US Small-Cap Index Fund	27,885	3,717	1,871	446	2,878	131	—	33,055
Vanguard FTSE Canada All Cap Index ETF	15,059	—	—	—	2,906	204	—	17,965
Vanguard Market Liquidity Fund	374	NA1	NA1	—	(1)	—	—	94
Vanguard Pacific Stock Index Fund	81,799	11,416	6,619	1,847	1,282	688	—	89,725
Total	899,393	134,399	72,886	23,937	54,441	10,522	—	1,039,005
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total International Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the portfolio since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the portfolio’s performance since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total International Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TISM 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Total Stock Market Index Portfolio
(with underlying Equity Index Portfolio)

Contents
Total Stock Market Index Portfolio (with underlying Equity Index Portfolio)	1

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. The Total Stock Market Index Portfolio has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Total Stock Market Index Portfolio.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Total Stock Market Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,152.70	$0.69
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.65
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The portfolio's annualized expense figure for that period is 0.13%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Total Stock Market Index Portfolio
Underlying Vanguard Funds
As of June 30, 2021
Vanguard Variable Insurance Funds—Equity Index Portfolio	81.9%
Vanguard Extended Market Index Fund Admiral Shares	18.1
The table reflects the portfolio's investments, except for short-term investments.
2

Total Stock Market Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	55,523,224	3,257,548
Vanguard Extended Market Index Fund Admiral Shares	5,022,657	719,194
Total Investment Companies (Cost $2,532,050)		3,976,742
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $1,307)	13,067	1,306
Total Investments (100.0%) (Cost $2,533,357)		3,978,048
Other Assets and Liabilities—Net (0.0%)		(888)
Net Assets (100%)		3,977,160
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Stock Market Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $2,533,357)	3,978,048
Receivables for Investment Securities Sold	123
Receivables for Capital Shares Issued	1,212
Total Assets	3,979,383
Liabilities
Payables for Capital Shares Redeemed	2,223
Total Liabilities	2,223
Net Assets	3,977,160
At June 30, 2021, net assets consisted of:

Paid-in Capital	2,314,830
Total Distributable Earnings (Loss)	1,662,330
Net Assets	3,977,160

Net Assets
Applicable to 76,133,343 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,977,160
Net Asset Value Per Share	$52.24
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Stock Market Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	43,633
Net Investment Income—Note B	43,633
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	118,761
Affiliated Funds Sold	57,493
Realized Net Gain (Loss)	176,254
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	306,049
Net Increase (Decrease) in Net Assets Resulting from Operations	525,936
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Stock Market Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	43,633	48,195
Realized Net Gain (Loss)	176,254	198,375
Change in Unrealized Appreciation (Depreciation)	306,049	347,064
Net Increase (Decrease) in Net Assets Resulting from Operations	525,936	593,634
Distributions
Total Distributions	(244,651)	(134,229)
Capital Share Transactions
Issued	237,618	628,862
Issued in Lieu of Cash Distributions	244,651	134,229
Redeemed	(248,735)	(516,850)
Net Increase (Decrease) from Capital Share Transactions	233,534	246,241
Total Increase (Decrease)	514,819	705,646
Net Assets
Beginning of Period	3,462,341	2,756,695
End of Period	3,977,160	3,462,341
See accompanying Notes, which are an integral part of the Financial Statements.
6

Total Stock Market Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$48.56	$42.81	$34.26	$38.26	$34.10	$32.06
Investment Operations
Net Investment Income	.592[1]	.678[1]	.694[1]	.603[1]	.604[1]	.710
Capital Gain Distributions Received	1.613[1]	.684[1]	.789[1]	.494[1]	.890[1]	.478
Net Realized and Unrealized Gain (Loss) on Investments	4.923	6.354	8.792	(2.964)	5.270	2.598
Total from Investment Operations	7.128	7.716	10.275	(1.867)	6.764	3.786
Distributions
Dividends from Net Investment Income	(.652)	(.671)	(.618)	(.600)	(.699)	(.484)
Distributions from Realized Capital Gains	(2.796)	(1.295)	(1.107)	(1.533)	(1.905)	(1.262)
Total Distributions	(3.448)	(1.966)	(1.725)	(2.133)	(2.604)	(1.746)
Net Asset Value, End of Period	$52.24	$48.56	$42.81	$34.26	$38.26	$34.10
Total Return	15.27%	20.55%	30.75%	-5.34%	20.97%	12.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,977	$3,462	$2,757	$2,047	$2,104	$1,735
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.66%	1.79%	1.59%	1.71%	2.10%
Portfolio Turnover Rate	3%	13%	4%	5%	6%	9%
The expense ratio, acquired fund fees and expenses, and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Total Stock Market Index Portfolio
Notes to Financial Statements
The Total Stock Market Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio seeks to match the return of its target index by investing in selected Vanguard funds and portfolios. The portfolio invests a substantial amount of its assets in VVIF Equity Index Portfolio. The accompanying financial statements of VVIF Equity Index Portfolio should be read in conjunction with the financial statements of the portfolio. Financial statements and other information about each underlying fund and portfolio are available at www.vanguard.com. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and borne by the funds in which the portfolio invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
8

Total Stock Market Index Portfolio
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the portfolio and all other expenses incurred by the portfolio during the period ended June 30, 2021, were borne by the underlying Vanguard funds in which the portfolio invests. The portfolio’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,533,357
Gross Unrealized Appreciation	1,444,696
Gross Unrealized Depreciation	(5)
Net Unrealized Appreciation (Depreciation)	1,444,691
E.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	4,701	15,326
Issued in Lieu of Cash Distributions	5,072	4,288
Redeemed	(4,939)	(12,710)
Net Increase (Decrease) in Shares Outstanding	4,834	6,904
At June 30, 2021, one shareholder (an insurance company separate account whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders) was the record or beneficial owner of 47% of the portfolio’s net assets. If this shareholder were to redeem its investment in the portfolio, the redemption might lead to the realization of taxable capital gains.
9

Total Stock Market Index Portfolio
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2021 Market Value ($000)
Vanguard Extended Market Index Fund	631,700	36,082	40,129	20,774	70,767	3,883	—	719,194
Vanguard Market Liquidity Fund	270	NA1	NA1	—	—	—	—	1,306
Vanguard Variable Insurance Funds—Equity Index Portfolio	2,830,882	227,069	72,404	36,719	235,282	39,750	118,761	3,257,548
Total	3,462,852	263,151	112,533	57,493	306,049	43,633	118,761	3,978,048
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
10

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Total Stock Market Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The portfolio does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the portfolio invests has advisory expenses well below the underlying fund’s peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that Vanguard’s arrangement with the portfolio ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
11

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Total Stock Market Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
12

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your portfolio on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TSMI 082021

Semiannual Report  |  June 30, 2021
Vanguard Variable Insurance Funds
Equity Index Portfolio

Contents
About Your Portfolio’s Expenses	1
Financial Statements	3
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	16

About Your Portfolio’s Expenses
As a shareholder of the portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a portfolio’s gross income, directly reduce the investment return of the portfolio.
A portfolio‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your portfolio’s costs in two ways:
•	Based on actual portfolio return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your portfolio under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your portfolio‘s costs with those of other mutual funds. It assumes that the portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the portfolio’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the portfolio for buying and selling securities. The portfolio’s expense ratio does not reflect additional fees and expenses associated with the annuity or life insurance program through which you invest.
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the portfolio’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your portfolio’s current prospectus.
Six Months Ended June 30, 2021
Equity Index Portfolio	Beginning Account Value 12/31/2020	Ending Account Value 6/30/2021	Expenses Paid During Period
Based on Actual Portfolio Return	$1,000.00	$1,152.00	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.10	0.70
The calculations are based on expenses incurred in the most recent six-month period. The portfolio's annualized six-month expense ratio for that period is 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
1

Equity Index Portfolio
Portfolio Allocation
As of June 30, 2021
Communication Services	11.1%
Consumer Discretionary	12.3
Consumer Staples	5.9
Energy	2.9
Financials	11.3
Health Care	13.0
Industrials	8.5
Information Technology	27.4
Materials	2.6
Real Estate	2.6
Utilities	2.4
The table reflects the portfolio’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The portfolio may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
2

Equity Index Portfolio
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (11.1%)
*	Facebook Inc. Class A	557,449	193,831
*	Alphabet Inc. Class A	69,989	170,898
*	Alphabet Inc. Class C	66,230	165,994
*	Walt Disney Co.	422,709	74,299
	Comcast Corp. Class A	1,066,640	60,820
*	Netflix Inc.	103,159	54,490
	Verizon Communications Inc.	963,150	53,965
	AT&T Inc.	1,661,022	47,804
*	Charter Communications Inc. Class A	32,040	23,115
*	T-Mobile US Inc.	136,339	19,746
	Activision Blizzard Inc.	180,790	17,255
*	Twitter Inc.	185,687	12,777
	Electronic Arts Inc.	66,591	9,578
	ViacomCBS Inc. Class B	140,842	6,366
*	Take-Two Interactive Software Inc.	26,875	4,757
	Omnicom Group Inc.	50,021	4,001
	Lumen Technologies Inc.	231,995	3,153
	Interpublic Group of Cos. Inc.	91,710	2,980
*	Live Nation Entertainment Inc.	33,688	2,951
	Fox Corp. Class A	76,301	2,833
*	DISH Network Corp. Class A	57,683	2,411
	News Corp. Class A	91,975	2,370
*	Discovery Inc. Class C	69,929	2,026
	Fox Corp. Class B	34,914	1,229
*	Discovery Inc. Class A	39,460	1,211
	News Corp. Class B	27,467	669
			941,529
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	99,733	343,097
*	Tesla Inc.	179,299	121,870
	Home Depot Inc.	247,381	78,887
	NIKE Inc. Class B	296,611	45,823
	McDonald's Corp.	173,600	40,100
	Lowe's Cos. Inc.	164,479	31,904
	Starbucks Corp.	274,146	30,652
	Target Corp.	115,111	27,827
*	Booking Holdings Inc.	9,552	20,901
	TJX Cos. Inc.	280,637	18,921
*	General Motors Co.	297,012	17,574
*	Ford Motor Co.	912,197	13,555
	Dollar General Corp.	54,970	11,895
	eBay Inc.	150,578	10,572
	Ross Stores Inc.	82,996	10,291
*	Chipotle Mexican Grill Inc.	6,550	10,155
*	Aptiv plc	62,933	9,901
*	O'Reilly Automotive Inc.	16,237	9,194
*	Marriott International Inc. Class A	62,141	8,483
	Yum! Brands Inc.	69,322	7,974
*	Hilton Worldwide Holdings Inc.	64,816	7,818
*	AutoZone Inc.	5,030	7,506
	DR Horton Inc.	76,316	6,897
	Lennar Corp. Class A	63,373	6,296
	VF Corp.	74,739	6,132
*	Etsy Inc.	29,549	6,082
	Best Buy Co. Inc.	51,832	5,960
*	Expedia Group Inc.	32,892	5,385
*	Dollar Tree Inc.	53,928	5,366
		Shares	Market Value• ($000)
	Garmin Ltd.	34,836	5,039
*	Caesars Entertainment Inc.	48,513	5,033
	Tractor Supply Co.	26,779	4,982
*	CarMax Inc.	37,903	4,895
*	Carnival Corp.	185,605	4,893
	Darden Restaurants Inc.	30,393	4,437
*	Ulta Beauty Inc.	12,719	4,398
*	Royal Caribbean Cruises Ltd.	51,035	4,352
	Pool Corp.	9,335	4,282
	Genuine Parts Co.	33,594	4,249
	Domino's Pizza Inc.	9,023	4,209
*	Las Vegas Sands Corp.	76,542	4,033
	MGM Resorts International	94,565	4,033
*	NVR Inc.	794	3,949
	L Brands Inc.	54,482	3,926
	PulteGroup Inc.	61,435	3,352
*	LKQ Corp.	64,766	3,188
	Whirlpool Corp.	14,580	3,179
	Advance Auto Parts Inc.	15,191	3,116
*	Wynn Resorts Ltd.	24,520	2,999
	Hasbro Inc.	29,832	2,820
*	Tapestry Inc.	64,834	2,819
	BorgWarner Inc.	55,689	2,703
*	Penn National Gaming Inc.	34,619	2,648
*	Mohawk Industries Inc.	13,653	2,624
*	Norwegian Cruise Line Holdings Ltd.	86,281	2,538
	Newell Brands Inc.	88,178	2,422
*	PVH Corp.	16,524	1,778
	Gap Inc.	48,175	1,621
	Leggett & Platt Inc.	31,088	1,611
	Hanesbrands Inc.	81,641	1,524
	Ralph Lauren Corp.	11,285	1,329
*	Under Armour Inc. Class A	44,783	947
*	Under Armour Inc. Class C	45,043	836
	Lennar Corp. Class B	1,027	84
			1,037,866
Consumer Staples (5.8%)
	Procter & Gamble Co.	569,554	76,850
	Coca-Cola Co.	902,753	48,848
	PepsiCo Inc.	321,414	47,624
	Walmart Inc.	319,444	45,048
	Costco Wholesale Corp.	102,851	40,695
	Philip Morris International Inc.	362,618	35,939
	Altria Group Inc.	430,580	20,530
	Mondelez International Inc. Class A	326,835	20,408
	Estee Lauder Cos. Inc. Class A	53,958	17,163
	Colgate-Palmolive Co.	196,809	16,010
	Kimberly-Clark Corp.	78,491	10,501
	Sysco Corp.	119,053	9,256
	Constellation Brands Inc. Class A	39,319	9,196
	Walgreens Boots Alliance Inc.	166,922	8,782
	General Mills Inc.	141,906	8,646
	Archer-Daniels-Midland Co.	130,001	7,878
*	Monster Beverage Corp.	86,091	7,864
	Kroger Co.	176,123	6,747
	Kraft Heinz Co.	150,802	6,150
	Hershey Co.	34,070	5,934
	Clorox Co.	28,913	5,202
	McCormick & Co. Inc. (Non-Voting)	57,886	5,112
3

Equity Index Portfolio
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	68,503	5,053
	Church & Dwight Co. Inc.	57,147	4,870
	Conagra Brands Inc.	111,458	4,055
	Kellogg Co.	58,505	3,764
	J M Smucker Co.	25,559	3,312
	Brown-Forman Corp. Class B	42,517	3,186
	Hormel Foods Corp.	65,729	3,139
	Lamb Weston Holdings Inc.	34,023	2,744
*	Molson Coors Beverage Co. Class B	43,920	2,358
	Campbell Soup Co.	47,266	2,155
			495,019
Energy (2.8%)
	Exxon Mobil Corp.	984,936	62,130
	Chevron Corp.	449,657	47,097
	ConocoPhillips	313,965	19,120
	EOG Resources Inc.	135,787	11,330
	Schlumberger NV	325,249	10,411
	Marathon Petroleum Corp.	148,232	8,956
	Pioneer Natural Resources Co.	53,924	8,764
	Phillips 66	101,876	8,743
	Kinder Morgan Inc.	453,116	8,260
	Williams Cos. Inc.	282,649	7,504
	Valero Energy Corp.	95,104	7,426
	Occidental Petroleum Corp.	195,421	6,111
	ONEOK Inc.	103,604	5,765
	Hess Corp.	63,822	5,573
	Halliburton Co.	206,913	4,784
	Devon Energy Corp.	138,331	4,038
	Diamondback Energy Inc.	42,170	3,959
	Baker Hughes Co.	169,427	3,875
	Marathon Oil Corp.	182,815	2,490
	APA Corp.	87,898	1,901
	Cabot Oil & Gas Corp.	93,477	1,632
*	NOV Inc.	91,093	1,396
			241,265
Financials (11.2%)
*	Berkshire Hathaway Inc. Class B	409,136	113,707
	JPMorgan Chase & Co.	704,239	109,537
	Bank of America Corp.	1,754,306	72,330
	Wells Fargo & Co.	961,652	43,553
	Citigroup Inc.	480,871	34,022
	Morgan Stanley	346,300	31,752
	Goldman Sachs Group Inc.	79,152	30,041
	BlackRock Inc.	33,003	28,877
	Charles Schwab Corp.	348,949	25,407
	American Express Co.	151,387	25,014
	S&P Global Inc.	56,044	23,003
	PNC Financial Services Group Inc.	98,827	18,852
	US Bancorp	315,308	17,963
	CME Group Inc.	83,540	17,767
	Truist Financial Corp.	312,840	17,363
	Marsh & McLennan Cos. Inc.	118,309	16,644
	Chubb Ltd.	104,608	16,626
	Capital One Financial Corp.	105,043	16,249
	Intercontinental Exchange Inc.	130,924	15,541
	Moody's Corp.	37,456	13,573
	Progressive Corp.	136,129	13,369
	Aon plc Class A	52,498	12,534
	T. Rowe Price Group Inc.	52,783	10,450
	MetLife Inc.	173,069	10,358
	MSCI Inc.	19,178	10,223
	Bank of New York Mellon Corp.	187,660	9,614
	American International Group Inc.	199,604	9,501
	Prudential Financial Inc.	91,615	9,388
	Allstate Corp.	69,629	9,082
*	Berkshire Hathaway Inc. Class A	21	8,791
	Travelers Cos. Inc.	58,496	8,757
	Discover Financial Services	70,948	8,392
		Shares	Market Value• ($000)
	Aflac Inc.	147,002	7,887
	First Republic Bank	40,943	7,663
*	SVB Financial Group	12,637	7,032
	Willis Towers Watson plc	30,007	6,902
	Ameriprise Financial Inc.	26,962	6,710
	Arthur J Gallagher & Co.	47,666	6,677
	State Street Corp.	80,904	6,657
	Fifth Third Bancorp	163,745	6,260
	Synchrony Financial	125,813	6,105
	Northern Trust Corp.	48,426	5,599
	Hartford Financial Services Group Inc.	83,088	5,149
	Huntington Bancshares Inc.	343,635	4,904
	Nasdaq Inc.	26,764	4,705
	KeyCorp	225,599	4,659
	Citizens Financial Group Inc.	98,999	4,541
	Regions Financial Corp.	224,005	4,520
	M&T Bank Corp.	29,960	4,354
	MarketAxess Holdings Inc.	8,849	4,102
	Cincinnati Financial Corp.	34,793	4,058
	Principal Financial Group Inc.	58,934	3,724
	Raymond James Financial Inc.	28,460	3,697
	Cboe Global Markets Inc.	24,830	2,956
	Loews Corp.	52,171	2,851
	Lincoln National Corp.	41,730	2,622
	W R Berkley Corp.	32,616	2,428
	Everest Re Group Ltd.	9,333	2,352
	Invesco Ltd.	87,829	2,348
	Comerica Inc.	32,482	2,317
	Assurant Inc.	14,120	2,205
	Globe Life Inc.	22,113	2,106
	Zions Bancorp NA	38,248	2,022
	Franklin Resources Inc.	63,138	2,020
	People's United Financial Inc.	99,764	1,710
	Unum Group	47,643	1,353
			953,475
Health Care (12.9%)
	Johnson & Johnson	612,661	100,930
	UnitedHealth Group Inc.	219,559	87,920
	Pfizer Inc.	1,302,292	50,998
	Abbott Laboratories	413,390	47,924
	AbbVie Inc.	410,922	46,286
	Thermo Fisher Scientific Inc.	91,443	46,130
	Merck & Co. Inc.	589,077	45,813
	Eli Lilly & Co.	185,190	42,505
	Danaher Corp.	147,696	39,636
	Medtronic plc	313,024	38,856
	Bristol-Myers Squibb Co.	519,734	34,729
	Amgen Inc.	133,672	32,583
	CVS Health Corp.	306,305	25,558
*	Intuitive Surgical Inc.	27,552	25,338
	Anthem Inc.	56,966	21,750
	Zoetis Inc. Class A	110,462	20,586
	Gilead Sciences Inc.	291,775	20,092
	Stryker Corp.	76,267	19,809
	Cigna Corp.	79,839	18,927
	Becton Dickinson & Co.	67,660	16,454
*	Illumina Inc.	33,969	16,074
*	Edwards Lifesciences Corp.	144,648	14,981
*	Boston Scientific Corp.	330,612	14,137
*	Regeneron Pharmaceuticals Inc.	24,359	13,606
	Humana Inc.	30,017	13,289
	HCA Healthcare Inc.	61,156	12,643
*	IDEXX Laboratories Inc.	19,845	12,533
*	Vertex Pharmaceuticals Inc.	60,228	12,144
*	Biogen Inc.	35,028	12,129
*	IQVIA Holdings Inc.	44,608	10,809
	Agilent Technologies Inc.	70,626	10,439
*	Align Technology Inc.	16,757	10,239
*	Centene Corp.	135,581	9,888

4

Equity Index Portfolio
		Shares	Market Value• ($000)
*	Dexcom Inc.	22,503	9,609
*	Alexion Pharmaceuticals Inc.	51,428	9,448
	Baxter International Inc.	116,991	9,418
	ResMed Inc.	33,859	8,347
	Zimmer Biomet Holdings Inc.	48,517	7,803
*	Mettler-Toledo International Inc.	5,414	7,500
	McKesson Corp.	36,807	7,039
*	Laboratory Corp. of America Holdings	22,709	6,264
	West Pharmaceutical Services Inc.	17,169	6,165
	Cerner Corp.	70,062	5,476
*	Waters Corp.	14,341	4,956
	STERIS plc	22,756	4,695
	Cooper Cos. Inc.	11,442	4,534
	Teleflex Inc.	10,859	4,363
*	Charles River Laboratories International Inc.	11,671	4,317
*	Catalent Inc.	39,580	4,279
	PerkinElmer Inc.	26,045	4,022
	Viatris Inc.	280,898	4,014
	Quest Diagnostics Inc.	30,341	4,004
*	Hologic Inc.	59,503	3,970
	AmerisourceBergen Corp.	34,382	3,936
	Cardinal Health Inc.	67,383	3,847
*	Incyte Corp.	43,494	3,659
*	ABIOMED Inc.	10,539	3,289
*	Bio-Rad Laboratories Inc. Class A	5,012	3,229
	DENTSPLY SIRONA Inc.	50,693	3,207
	Universal Health Services Inc. Class B	18,168	2,660
*	Henry Schein Inc.	32,813	2,434
*	DaVita Inc.	16,346	1,969
*	Organon & Co.	59,127	1,789
	Perrigo Co. plc	31,181	1,430
			1,097,407
Industrials (8.5%)
	Honeywell International Inc.	161,597	35,446
	United Parcel Service Inc. Class B	168,272	34,995
	Union Pacific Corp.	154,550	33,990
*	Boeing Co.	127,899	30,639
	Raytheon Technologies Corp.	352,496	30,071
	Caterpillar Inc.	127,442	27,735
	General Electric Co.	2,042,378	27,490
	3M Co.	134,852	26,786
	Deere & Co.	72,577	25,599
	Lockheed Martin Corp.	56,903	21,529
	CSX Corp.	528,642	16,959
	FedEx Corp.	56,788	16,942
	Norfolk Southern Corp.	58,220	15,452
	Illinois Tool Works Inc.	66,867	14,949
	Eaton Corp. plc	92,717	13,739
	Emerson Electric Co.	139,534	13,429
	Waste Management Inc.	90,358	12,660
	Northrop Grumman Corp.	34,828	12,658
	Roper Technologies Inc.	24,486	11,513
	Johnson Controls International plc	166,744	11,444
	L3Harris Technologies Inc.	47,697	10,310
	Trane Technologies plc	55,643	10,246
	General Dynamics Corp.	53,267	10,028
	IHS Markit Ltd.	87,174	9,821
	Carrier Global Corp.	190,054	9,237
	Parker-Hannifin Corp.	30,030	9,222
	Cummins Inc.	34,009	8,292
*	TransDigm Group Inc.	12,775	8,269
	Cintas Corp.	20,534	7,844
	Rockwell Automation Inc.	27,007	7,725
	Stanley Black & Decker Inc.	37,572	7,702
	Otis Worldwide Corp.	93,847	7,674
*	Southwest Airlines Co.	137,608	7,306
	PACCAR Inc.	80,760	7,208
	AMETEK Inc.	53,722	7,172
	Fastenal Co.	133,654	6,950
		Shares	Market Value• ($000)
	Equifax Inc.	28,317	6,782
	Verisk Analytics Inc.	37,693	6,586
*	Delta Air Lines Inc.	148,796	6,437
*	Copart Inc.	48,446	6,387
*	Generac Holdings Inc.	14,639	6,077
	Kansas City Southern	21,149	5,993
	Old Dominion Freight Line Inc.	22,114	5,612
	Fortive Corp.	78,713	5,489
	Republic Services Inc.	48,951	5,385
*	United Rentals Inc.	16,822	5,366
	Dover Corp.	33,455	5,038
	Xylem Inc.	41,895	5,026
	Expeditors International of Washington Inc.	39,327	4,979
*	Teledyne Technologies Inc.	10,813	4,529
	WW Grainger Inc.	10,168	4,454
*	Ingersoll Rand Inc.	86,841	4,239
	Jacobs Engineering Group Inc.	30,290	4,041
*	United Airlines Holdings Inc.	75,156	3,930
	IDEX Corp.	17,678	3,890
	Textron Inc.	52,487	3,609
	Masco Corp.	59,180	3,486
	Westinghouse Air Brake Technologies Corp.	41,412	3,408
	Fortune Brands Home & Security Inc.	32,161	3,204
	JB Hunt Transport Services Inc.	19,435	3,167
*	American Airlines Group Inc.	149,166	3,164
*	Howmet Aerospace Inc.	90,759	3,128
	Leidos Holdings Inc.	30,865	3,120
	Quanta Services Inc.	32,467	2,941
	Allegion plc	20,980	2,922
	CH Robinson Worldwide Inc.	31,023	2,906
	Snap-on Inc.	12,613	2,818
	Pentair plc	38,596	2,605
	Robert Half International Inc.	26,331	2,343
	A O Smith Corp.	31,325	2,257
	Nielsen Holdings plc	83,226	2,053
	Huntington Ingalls Industries Inc.	9,342	1,969
	Rollins Inc.	51,374	1,757
*	Alaska Air Group Inc.	29,010	1,750
			721,878
Information Technology (27.3%)
	Apple Inc.	3,649,504	499,836
	Microsoft Corp.	1,752,251	474,685
	NVIDIA Corp.	144,945	115,971
	Visa Inc. Class A	393,612	92,034
*	PayPal Holdings Inc.	273,311	79,665
	Mastercard Inc. Class A	203,528	74,306
*	Adobe Inc.	111,215	65,132
	Intel Corp.	939,451	52,741
*	salesforce.com Inc.	215,444	52,627
	Cisco Systems Inc.	980,442	51,963
	Broadcom Inc.	94,997	45,298
	Accenture plc Class A	147,893	43,597
	Texas Instruments Inc.	214,869	41,319
	QUALCOMM Inc.	262,443	37,511
	Oracle Corp.	422,650	32,899
	Intuit Inc.	63,581	31,166
	International Business Machines Corp.	207,882	30,473
	Applied Materials Inc.	213,512	30,404
*	Advanced Micro Devices Inc.	282,694	26,553
*	ServiceNow Inc.	45,941	25,247
*	Micron Technology Inc.	260,906	22,172
	Lam Research Corp.	33,184	21,593
	Fidelity National Information Services Inc.	144,283	20,441
	Automatic Data Processing Inc.	99,002	19,664
*	Autodesk Inc.	51,197	14,944
*	Fiserv Inc.	138,583	14,813
	Analog Devices Inc.	85,824	14,775
	NXP Semiconductors NV	64,161	13,199
	Global Payments Inc.	68,697	12,883

5

Equity Index Portfolio
		Shares	Market Value• ($000)
	KLA Corp.	35,671	11,565
	TE Connectivity Ltd.	76,854	10,391
*	Synopsys Inc.	35,505	9,792
	Microchip Technology Inc.	63,664	9,533
	Amphenol Corp. Class A	139,101	9,516
*	Cadence Design Systems Inc.	64,756	8,860
	Motorola Solutions Inc.	39,481	8,561
	Cognizant Technology Solutions Corp. Class A	122,716	8,499
	HP Inc.	279,557	8,440
	Xilinx Inc.	57,204	8,274
	Paychex Inc.	74,637	8,009
*	Fortinet Inc.	31,543	7,513
	Corning Inc.	180,265	7,373
	Skyworks Solutions Inc.	38,408	7,365
*	ANSYS Inc.	20,277	7,037
*	Keysight Technologies Inc.	42,850	6,616
*	Zebra Technologies Corp. Class A	12,445	6,590
	Maxim Integrated Products Inc.	62,411	6,576
*	Enphase Energy Inc.	31,549	5,793
	CDW Corp.	32,598	5,693
*	VeriSign Inc.	23,032	5,244
	Teradyne Inc.	38,671	5,180
*	Qorvo Inc.	26,162	5,119
*	Western Digital Corp.	71,249	5,071
*	FleetCor Technologies Inc.	19,376	4,961
*	Gartner Inc.	20,002	4,845
*	Trimble Inc.	58,298	4,771
*	Arista Networks Inc.	12,788	4,633
	Hewlett Packard Enterprise Co.	303,389	4,423
*	Akamai Technologies Inc.	37,896	4,419
	Broadridge Financial Solutions Inc.	26,975	4,357
*	Tyler Technologies Inc.	9,469	4,284
	NetApp Inc.	51,747	4,234
*	Paycom Software Inc.	11,412	4,148
	Seagate Technology Holdings plc	46,236	4,066
	Monolithic Power Systems Inc.	9,994	3,732
	NortonLifeLock Inc.	135,159	3,679
*	PTC Inc.	24,443	3,453
	Citrix Systems Inc.	28,815	3,379
	Jack Henry & Associates Inc.	17,324	2,833
*	F5 Networks Inc.	13,902	2,595
*	DXC Technology Co.	59,240	2,307
	Western Union Co.	95,296	2,189
	Juniper Networks Inc.	76,202	2,084
*	IPG Photonics Corp.	8,367	1,764
			2,317,677
Materials (2.6%)
	Linde plc	121,024	34,988
	Sherwin-Williams Co.	55,683	15,171
	Air Products and Chemicals Inc.	51,485	14,811
	Freeport-McMoRan Inc.	340,985	12,654
	Ecolab Inc.	57,869	11,919
	Newmont Corp.	186,391	11,814
	Dow Inc.	173,771	10,996
	DuPont de Nemours Inc.	123,768	9,581
	PPG Industries Inc.	55,156	9,364
	International Flavors & Fragrances Inc.	57,910	8,652
	Corteva Inc.	171,473	7,605
	Nucor Corp.	69,607	6,677
	Ball Corp.	76,357	6,186
	LyondellBasell Industries NV Class A	59,884	6,160
	International Paper Co.	91,066	5,583
	Vulcan Materials Co.	30,867	5,373
	Martin Marietta Materials Inc.	14,499	5,101
	Albemarle Corp.	27,144	4,573
	Amcor plc	358,176	4,105
	Avery Dennison Corp.	19,308	4,059
	Celanese Corp.	26,250	3,980
	Eastman Chemical Co.	31,820	3,715
		Shares	Market Value• ($000)
	Westrock Co.	62,052	3,302
	FMC Corp.	29,972	3,243
	Packaging Corp. of America	22,102	2,993
	CF Industries Holdings Inc.	50,011	2,573
	Mosaic Co.	80,622	2,573
	Sealed Air Corp.	35,439	2,100
			219,851
Real Estate (2.6%)
	American Tower Corp.	105,791	28,578
	Prologis Inc.	172,120	20,574
	Crown Castle International Corp.	100,555	19,618
	Equinix Inc.	20,843	16,729
	Public Storage	35,419	10,650
	Simon Property Group Inc.	76,444	9,974
	Digital Realty Trust Inc.	65,513	9,857
	SBA Communications Corp.	25,444	8,109
	Welltower Inc.	97,145	8,073
	AvalonBay Communities Inc.	32,485	6,779
*	CBRE Group Inc. Class A	78,077	6,694
	Equity Residential	80,050	6,164
	Weyerhaeuser Co.	174,241	5,997
	Realty Income Corp.	87,029	5,808
	Alexandria Real Estate Equities Inc.	31,908	5,805
	Extra Space Storage Inc.	31,082	5,092
	Ventas Inc.	87,358	4,988
	Essex Property Trust Inc.	15,121	4,537
	Mid-America Apartment Communities Inc.	26,632	4,485
	Healthpeak Properties Inc.	125,360	4,173
	Duke Realty Corp.	87,099	4,124
	Boston Properties Inc.	33,020	3,784
	UDR Inc.	68,947	3,377
	Iron Mountain Inc.	67,376	2,851
*	Host Hotels & Resorts Inc.	163,997	2,803
	Regency Centers Corp.	36,819	2,359
	Kimco Realty Corp.	100,750	2,101
	Federal Realty Investment Trust	16,502	1,934
	Vornado Realty Trust	36,450	1,701
			217,718
Utilities (2.5%)
	NextEra Energy Inc.	456,346	33,441
	Duke Energy Corp.	178,940	17,665
	Southern Co.	246,308	14,904
	Dominion Energy Inc.	187,639	13,805
	Exelon Corp.	227,360	10,074
	American Electric Power Co. Inc.	116,253	9,834
	Sempra Energy	73,314	9,713
	Xcel Energy Inc.	125,225	8,250
	Public Service Enterprise Group Inc.	117,524	7,021
	WEC Energy Group Inc.	73,387	6,528
	American Water Works Co. Inc.	42,221	6,507
	Eversource Energy	79,895	6,411
	DTE Energy Co.	45,060	5,840
	Consolidated Edison Inc.	79,716	5,717
	Edison International	88,135	5,096
	PPL Corp.	178,861	5,003
	Ameren Corp.	59,373	4,752
	FirstEnergy Corp.	126,546	4,709
	Entergy Corp.	46,745	4,660
	AES Corp.	154,820	4,036
	CMS Energy Corp.	67,287	3,975
	CenterPoint Energy Inc.	135,363	3,319
	Alliant Energy Corp.	58,117	3,241
	Evergy Inc.	53,459	3,231
	Atmos Energy Corp.	30,473	2,929
	NRG Energy Inc.	56,942	2,295
	NiSource Inc.	91,118	2,232

6

Equity Index Portfolio
	Shares	Market Value• ($000)
Pinnacle West Capital Corp.	26,246	2,151
		207,339
Total Common Stocks (Cost $4,076,932)		8,451,024
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1] Vanguard Market Liquidity Fund, 0.056% (Cost $26,449)	264,493	26,449
Total Investments (99.8%) (Cost $4,103,381)		8,477,473
Other Assets and Liabilities—Net (0.2%)		17,648
Net Assets (100%)		8,495,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	153	32,808	436
See accompanying Notes, which are an integral part of the Financial Statements.
7

Equity Index Portfolio
Statement of Assets and Liabilities
As of June 30, 2021
($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,076,932)	8,451,024
Affiliated Issuers (Cost $26,449)	26,449
Total Investments in Securities	8,477,473
Investment in Vanguard	290
Cash Collateral Pledged—Futures Contracts	1,684
Receivables for Accrued Income	4,934
Receivables for Capital Shares Issued	12,999
Variation Margin Receivable—Futures Contracts	50
Total Assets	8,497,430
Liabilities
Due to Custodian	8
Payables for Investment Securities Purchased	3
Payables for Capital Shares Redeemed	1,815
Payables to Vanguard	483
Total Liabilities	2,309
Net Assets	8,495,121
At June 30, 2021, net assets consisted of:

Paid-in Capital	3,901,696
Total Distributable Earnings (Loss)	4,593,425
Net Assets	8,495,121

Net Assets
Applicable to 144,802,437 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,495,121
Net Asset Value Per Share	$58.67
See accompanying Notes, which are an integral part of the Financial Statements.
8

Equity Index Portfolio
Statement of Operations

Six Months Ended June 30, 2021
($000)
Investment Income
Income
Dividends	55,562
Interest[1]	13
Securities Lending—Net	50
Total Income	55,625
Expenses
The Vanguard Group—Note B
Investment Advisory Services	602
Management and Administrative	4,740
Marketing and Distribution	187
Custodian Fees	24
Shareholders’ Reports	16
Trustees’ Fees and Expenses	1
Total Expenses	5,570
Net Investment Income	50,055
Realized Net Gain (Loss)
Investment Securities Sold[1]	168,036
Futures Contracts	6,701
Realized Net Gain (Loss)	174,737
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	910,445
Futures Contracts	(815)
Change in Unrealized Appreciation (Depreciation)	909,630
Net Increase (Decrease) in Net Assets Resulting from Operations	1,134,422
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the portfolio were $12,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Equity Index Portfolio
Statement of Changes in Net Assets

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,055	112,820
Realized Net Gain (Loss)	174,737	311,521
Change in Unrealized Appreciation (Depreciation)	909,630	748,829
Net Increase (Decrease) in Net Assets Resulting from Operations	1,134,422	1,173,170
Distributions
Total Distributions	(418,079)	(242,631)
Capital Share Transactions
Issued	297,298	996,555
Issued in Lieu of Cash Distributions	418,079	242,631
Redeemed	(491,963)	(1,072,379)
Net Increase (Decrease) from Capital Share Transactions	223,414	166,807
Total Increase (Decrease)	939,757	1,097,346
Net Assets
Beginning of Period	7,555,364	6,458,018
End of Period	8,495,121	7,555,364
See accompanying Notes, which are an integral part of the Financial Statements.
10

Equity Index Portfolio
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$53.76	$47.70	$38.03	$41.17	$35.63	$33.25
Investment Operations
Net Investment Income	.350[1]	.798[1]	.805[1]	.804[1]	.699[1]	.704
Net Realized and Unrealized Gain (Loss) on Investments	7.566	7.014	10.791	(2.556)	6.734	3.055
Total from Investment Operations	7.916	7.812	11.596	(1.752)	7.433	3.759
Distributions
Dividends from Net Investment Income	(.754)	(.806)	(.834)	(.703)	(.699)	(.759)
Distributions from Realized Capital Gains	(2.252)	(.946)	(1.092)	(.685)	(1.194)	(.620)
Total Distributions	(3.006)	(1.752)	(1.926)	(1.388)	(1.893)	(1.379)
Net Asset Value, End of Period	$58.67	$53.76	$47.70	$38.03	$41.17	$35.63
Total Return	15.20%	18.20%	31.30%	-4.51%	21.66%	11.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,495	$7,555	$6,458	$4,934	$5,178	$4,329
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.73%	1.87%	1.94%	1.85%	2.08%
Portfolio Turnover Rate	2%	8%	4%	5%	5%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Equity Index Portfolio
Notes to Financial Statements
The Equity Index Portfolio, a portfolio of Vanguard Variable Insurance Funds, is registered under the Investment Company Act of 1940 as an open-end investment company. The portfolio’s shares are only available for purchase by separate accounts of insurance companies as investments for variable annuity plans, variable life insurance contracts, or other variable benefit insurance contracts. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the portfolio and thus portfolio performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The portfolio consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2021, the portfolio’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The portfolio’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the portfolio’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the portfolio’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the portfolio lends its securities to qualified institutional borrowers. Security loans are subject to termination by the portfolio at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The portfolio further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of
12

Equity Index Portfolio
prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the portfolio may experience delays and costs in recovering the securities loaned. The portfolio invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the portfolio is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The portfolio and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the portfolio’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the portfolio’s board of trustees and included in Management and Administrative expenses on the portfolio’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the portfolio and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the portfolio may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the portfolio’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2021, the portfolio did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the portfolio, Vanguard furnishes to the portfolio investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the portfolio based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the portfolio may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2021, the portfolio had contributed to Vanguard capital in the amount of $290,000, representing less than 0.01% of the portfolio’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The portfolio’s trustees and officers are also directors and employees, respectively, of Vanguard.
13

Equity Index Portfolio
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2021, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.
D.  As of June 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,103,528
Gross Unrealized Appreciation	4,671,926
Gross Unrealized Depreciation	(297,545)
Net Unrealized Appreciation (Depreciation)	4,374,381
E.  During the six months ended June 30, 2021, the portfolio purchased $128,578,000 of investment securities and sold $253,511,000 of investment securities, other than temporary cash investments.
The portfolio purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2021, such purchases and sales were $18,481,000 and $9,824,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	Shares (000)	Shares (000)
Issued	5,279	22,103
Issued in Lieu of Cash Distributions	7,731	6,753
Redeemed	(8,736)	(23,722)
Net Increase (Decrease) in Shares Outstanding	4,274	5,134
At June 30, 2021, two shareholders (insurance company separate accounts whose holdings in the portfolio represent the indirect investment of Vanguard Variable Annuity contract holders and Total Stock Market Index Portfolio) were each a record or beneficial owner of 25% or more of the portfolio’s net assets, with a combined ownership of 67%. If any of these shareholders were to redeem their investment in the portfolio, the redemption might result in an increase in the portfolio's expense ratio, cause the portfolio to incur higher transaction costs, or lead to the realization of taxable capital gains.
G.  Management has determined that no events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Variable Insurance Funds Equity Index Portfolio has renewed the portfolio’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the portfolio’s internalized management structure was in the best interests of the portfolio and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the portfolio’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the portfolio, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the portfolio’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the portfolio’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the portfolio’s arrangement with Vanguard ensures that the portfolio will realize economies of scale as it grows, with the cost to shareholders declining as portfolio assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
15

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Variable Insurance Funds approved the appointment of liquidity risk management program administrators responsible for administering the Equity Index Portfolio’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2020, through December 31, 2020 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the portfolio’s liquidity risk.
16

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q692TSMI 082021

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for VVIF Conservative Allocation Portfolio, VVIF Global Bond Index Portfolio, VVIF Moderate Allocation Portfolio, VVIF Total Stock Market Index Portfolio, and VVIF Total International Stock Index Portfolio. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 19, 2021

VANGUARD VARIABLE INSURANCE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: August 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.